Due to size contraints, this filing is being made in two related submissions.  This submission is the first of the two related submissions.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA	50309
(Address of principal executive offices)	(Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-248-0156
Date of fiscal year end:	August 31, 2019
Date of reporting period:	February 28, 2019

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Funds

Institutional, J, & R Share Classes

Semiannual Report

February 28, 2019

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Note: If your shares are not held directly with Principal Funds but through a brokerage firm, please contact your broker for electronic delivery options available.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report from the Fund or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Fund electronically by visiting our website at www.principalfunds.com/edelivery for instructions on enrolling in eDelivery or calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your reports, you can inform the Fund by calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the shares you own through your financial intermediary.

Rev. 01/2019

EE11865PFI

Page 2

Who we are	
Who is providing this notice?	Principal Funds, Inc. and Principal Funds Distributor, Inc.
What we do	
How does Principal Funds, Inc. protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Principal Funds, Inc. collect my personal information?	We collect your personal information, for example, when you • Open an account or seek advice about your investments • Direct us to buy securities or make deposits, or withdrawals from your account • Give us your contact information or show your government issued ID We also collect your personal information from others, such as affiliates, or other companies
Why can't I limit all sharing?	Federal law gives you the right to limit only • sharing for affiliates' everyday business purposes–information about your creditworthiness • affiliates from using your information to market to you • sharing for nonaffiliates to market to you State laws and individual companies may give you additional rights to limit sharing.
Definitions	
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies • Our affiliates include companies of Principal Financial Group
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies • Principal Funds, Inc. does not share with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you • Principal Funds, Inc. doesn't jointly market
Other important information

EE11865PFI | 01/2017

Table of Contents

Financial Statements	1
Notes to Financial Statements	35
Schedules of Investments	67
Financial Highlights (includes performance information)	243
Shareholder Expense Example	265
Supplemental Information	268

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

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Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2019 (unaudited)

		Bond Market Index	Diversified Real Asset
Amounts in thousands, except per share amounts	Blue Chip Fund	Fund	Fund(a)
Investment in securities--at cost	$2,764,604	$1,888,432	$3,924,658
Investment in affiliated Funds--at cost	$10,958	$97,808	$86,922
Foreign currency--at cost	$–	$–	$2,870
Assets
Investment in securities--at value	$3,501,658	$1,868,551	$3,929,352
Investment in affiliated Funds--at value	10,958	97,808	86,922
Foreign currency--at value	–	–	2,873
Cash	–	–	4,891
Deposits with counterparty	–	–	13,559
Receivables:
Dividends and interest	2,881	10,518	9,600
Expense reimbursement from Manager	263	143	229
Expense reimbursement from Distributor	2	1	–
Foreign currency contracts .	–	–	9,891
Fund shares sold	3,625	358	3,433
Investment securities sold	1,954	27,187	17,682
OTC swap agreements--at value (premiums paid $0, $0 and $0)	–	–	17
Unrealized gain on unfunded loan commitments	–	–	1
Variation margin on futures	–	–	7,479
Variation margin on swaps	–	–	238
Prepaid directors' expenses	–	4	–
Prepaid expenses	50	–	–
Total Assets	3,521,391	2,004,570	4,086,167
Liabilities
Accrued management and investment advisory fees	1,727	357	2,469
Accrued administrative service fees	–	3	–
Accrued distribution fees	133	10	32
Accrued service fees	3	15	–
Accrued transfer agent fees	80	19	673
Accrued directors' expenses	3	–	1
Accrued professional fees	13	23	74
Accrued other expenses	–	14	84
Deposits from counterparty	–	–	1,190
Payables:
Foreign currency contracts	–	–	10,520
Fund shares redeemed	4,847	1,808	5,887
Investment securities purchased	12,839	121,175	25,221
Options and swaptions contracts written (premiums received $0, $0 and $2,279)	–	–	1,525
Short sales (proceeds received $0, $205 and $0)	–	205	–
OTC swap agreements--at value (premiums received $0, $0 and $0)	–	–	1,099
Variation margin on futures	–	–	10,070
Variation margin on swaps	–	–	211
Total Liabilities	19,645	123,629	59,056
Net Assets Applicable to Outstanding Shares	$3,501,746	$1,880,941	$4,027,111
Net Assets Consist of:
Capital shares and additional paid-in-capital	$2,695,766	$1,918,187	$4,281,243
Total distributable earnings (accumulated loss)	805,980	(37,246)	(254,132)
Total Net Assets	$3,501,746	$1,880,941	$4,027,111

See accompanying notes.

	Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2019 (unaudited)

			Bond Market Index		Diversified Real Asset
Amounts in thousands, except per share amounts	Blue Chip Fund		Fund		Fund(a)
Capital Stock (par value: $.01 per share):
Shares authorized	1,300,000		710,000		1,875,000
Net Asset Value Per Share:
Class A: Net Assets	$217,178		N/A		$90,458
Shares Issued and Outstanding	9,656				8,148
Net Asset Value per share	$22.49				$11.10
Maximum Offering Price	$23.80				$11.53
Class C: Net Assets	$113,549		N/A		$19,136
Shares Issued and Outstanding	5,270				1,753
Net Asset Value per share	$21.54	(b)			$10.91	(b)
Class J: Net Assets	$64,941		$26,532		N/A
Shares Issued and Outstanding	2,853		2,512
Net Asset Value per share	$22.76	(b)	$10.56	(b)
Institutional: Net Assets	$347,095		$1,776,462		$2,448,448
Shares Issued and Outstanding	15,191		165,352		220,481
Net Asset Value per share	$22.85		$10.74		$11.11
R-1: Net Assets	N/A		$1,316		N/A
Shares Issued and Outstanding			125
Net Asset Value per share			$10.57
R-2: Net Assets	N/A		$2,899		N/A
Shares Issued and Outstanding			274
Net Asset Value per share			$10.57
R-3: Net Assets	$6,457		$11,275		$111
Shares Issued and Outstanding	286		1,069		10
Net Asset Value per share	$22.54		$10.54		$11.08
R-4: Net Assets	$1,376		$45,016		$12
Shares Issued and Outstanding	61		4,268		1
Net Asset Value per share	$22.67		$10.55		$11.10
R-5: Net Assets	$5,824		$17,441		$84
Shares Issued and Outstanding	256		1,646		8
Net Asset Value per share	$22.74		$10.60		$11.09
R-6: Net Assets	$2,745,326		N/A		$1,468,862
Shares Issued and Outstanding	120,038				132,276
Net Asset Value per share	$22.87				$11.10

(a)	Consolidated financial statement, see "Basis for Consolidation" in Notes to Financial Statements.
(b)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2019 (unaudited)

		Global Multi-Strategy		Global Opportunities
Amounts in thousands, except per share amounts	EDGE MidCap Fund	Fund(a)		Fund
Investment in securities--at cost	$560,765	$2,257,618		$18,567
Investment in affiliated Funds--at cost	$10,045	$232,036		$148
Foreign currency--at cost	$–	$12,604		$20
Assets
Investment in securities--at value	$638,676	$2,264,508		$19,266
Investment in affiliated Funds--at value	10,045	232,036		148
Foreign currency--at value	–	12,566		20
Cash	–	4,415		–
Deposits with counterparty	–	363,315		–
Receivables:
Dividends and interest	1,150	12,079		1,144
Expense reimbursement from Manager	5	96		15
Foreign currency contracts .	–	14,968		–
Fund shares sold	616	2,066		5
Investment securities sold	–	230,230		–
OTC swap agreements--at value (premiums paid $0, $2,518 and $0)	–	7,831		–
Unrealized gain on unfunded loan commitments	–	1		–
Variation margin on futures	–	1,354		–
Variation margin on swaps	–	266		–
Prepaid expenses	9	–		–
Total Assets	650,501	3,145,731		20,598
Liabilities
Accrued management and investment advisory fees	370	2,362		13
Accrued distribution fees	–	33		2
Accrued transfer agent fees	2	313		3
Accrued custodian fees	–	–		7
Accrued directors' expenses	3	2		1
Accrued professional fees	15	113		37
Accrued other expenses	–	63		–
Deposits from counterparty	–	319		–
Payables:
Dividends and interest on securities sold short	–	1,542		–
Foreign currency contracts	–	17,141		–
Fund shares redeemed	762	4,836		–
Investment securities purchased	–	188,715		40
Options and swaptions contracts written (premiums received $0, $5,167 and $0)	–	3,013		–
Reverse repurchase agreements	–	452,564		–
Short sales (proceeds received $0, $535,051 and $0)	–	546,267		–
OTC swap agreements--at value (premiums received $0, $338 and $0)	–	7,870		–
Variation margin on futures	–	1,602		–
Variation margin on swaps	–	94		–
Total Liabilities	1,152	1,226,849		103
Net Assets Applicable to Outstanding Shares	$649,349	$1,918,882		$20,495
Net Assets Consist of:
Capital shares and additional paid-in-capital	$565,998	$2,013,739		$19,451
Total distributable earnings (accumulated loss)	83,351	(94,857)		1,044
Total Net Assets	$649,349	$1,918,882		$20,495
Capital Stock (par value: $.01 per share):
Shares authorized	300,000	1,750,000		550,000
Net Asset Value Per Share:
Class A: Net Assets	$797	$43,809		$6,959
Shares Issued and Outstanding	58	4,243		1,914
Net Asset Value per share	$13.68	$10.32		$3.64
Maximum Offering Price	$14.48	$10.72		$3.85
Class C: Net Assets	N/A	$31,644		N/A
Shares Issued and Outstanding		3,154
Net Asset Value per share		$10.03	(b)
Institutional: Net Assets	$16,811	$532,646		$13,536
Shares Issued and Outstanding	1,229	51,134		3,547
Net Asset Value per share	$13.68	$10.42		$3.82
R-6: Net Assets	$631,741	$1,310,783		N/A
Shares Issued and Outstanding	46,075	125,988
Net Asset Value per share	$13.71	$10.40

(a)	Consolidated financial statement, see "Basis for Consolidation" in Notes to Financial Statements.
(b)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

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Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2019 (unaudited)

	International Equity	International Small	Multi-Manager Equity
Amounts in thousands, except per share amounts	Index Fund	Company Fund	Long/Short Fund
Investment in securities--at cost	$979,020	$804,976	$243,937
Investment in affiliated Funds--at cost	$5,439	$32,802	$32,786
Foreign currency--at cost	$–	$7,588	$–
Assets
Investment in securities--at value	$1,050,216	$850,788	$256,282
Investment in affiliated Funds--at value	5,439	32,802	32,786
Foreign currency--at value	31	7,521	–
Cash	3	212	–
Deposits with counterparty	283	–	87,088
Receivables:
Dividends and interest	5,387	1,899	756
Expense reimbursement from Manager	37	3	17
Foreign currency contracts .	–	–	8,405
Fund shares sold	3,219	188	25
Investment securities sold	15,856	11,913	14,574
OTC swap agreements--at value (premiums paid $0, $0 and $0)	–	–	1,514
Variation margin on futures	–	–	23
Total Assets	1,080,471	905,326	401,470
Liabilities
Accrued management and investment advisory fees	201	686	325
Accrued administrative service fees	1	–	–
Accrued distribution fees	4	1	–
Accrued service fees	8	–	–
Accrued transfer agent fees	4	6	–
Accrued directors' expenses	1	1	1
Accrued professional fees	62	38	29
Accrued other expenses	72	68	18
Cash overdraft	–	–	938
Deposits from counterparty	–	–	760
Payables:
Dividends and interest on securities sold short	–	–	140
Foreign currency contracts	–	–	5,188
Fund shares redeemed	810	480	150
Investment securities purchased	17,701	28,248	10,975
Short sales (proceeds received $0, $0 and $107,069)	–	–	112,574
OTC swap agreements--at value (premiums received $0, $0 and $0)	–	–	601
Variation margin on futures	14	–	246
Total Liabilities	18,878	29,528	131,945
Net Assets Applicable to Outstanding Shares	$1,061,593	$875,798	$269,525
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,000,638	$856,854	$283,139
Total distributable earnings (accumulated loss)	60,955	18,944	(13,614)
Total Net Assets	$1,061,593	$875,798	$269,525

See accompanying notes.

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2019 (unaudited)

	International Equity	International Small	Multi-Manager Equity
Amounts in thousands, except per share amounts	Index Fund	Company Fund	Long/Short Fund
Capital Stock (par value: $.01 per share):
Shares authorized	600,000	300,000	300,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$4,596	$369
Shares Issued and Outstanding		447	40
Net Asset Value per share		$10.28	$9.16
Maximum Offering Price		$10.88	$9.69
Institutional: Net Assets	$46,674	$26,863	$142
Shares Issued and Outstanding	4,765	2,605	15
Net Asset Value per share	$9.79	$10.31	$9.23
R-1: Net Assets	$601	N/A	N/A
Shares Issued and Outstanding	63
Net Asset Value per share	$9.51
R-2: Net Assets	$768	N/A	N/A
Shares Issued and Outstanding	78
Net Asset Value per share	$9.79
R-3: Net Assets	$16,156	N/A	N/A
Shares Issued and Outstanding	1,676
Net Asset Value per share	$9.63
R-4: Net Assets	$8,312	N/A	N/A
Shares Issued and Outstanding	854
Net Asset Value per share	$9.73
R-5: Net Assets	$17,443	N/A	N/A
Shares Issued and Outstanding	1,789
Net Asset Value per share	$9.75
R-6: Net Assets	$971,639	$844,339	$269,014
Shares Issued and Outstanding	99,186	81,484	29,097
Net Asset Value per share	$9.80	$10.36	$9.25

See accompanying notes.

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2019 (unaudited)

	Opportunistic	Origin Emerging	Preferred Securities
Amounts in thousands, except per share amounts	Municipal Fund	Markets Fund	Fund
Investment in securities--at cost	$115,214	$461,937	$4,853,745
Investment in affiliated Funds--at cost	$–	$17,090	$196,706
Investment in affiliated securities--at cost	$–	$–	$115,496
Assets
Investment in securities--at value	$116,237	$532,242	$4,919,966
Investment in affiliated Funds--at value	–	17,090	196,706
Investment in affiliated securities--at value	–	–	100,494
Cash	4	–	–
Deposits with counterparty	–	–	2,002
Receivables:
Dividends and interest	1,353	843	68,454
Expense reimbursement from Manager	7	66	–
Expense reimbursement from Distributor	–	–	1
Fund shares sold	892	229	17,893
Investment securities sold	–	–	3,436
Total Assets	118,493	550,470	5,308,952
Liabilities
Accrued management and investment advisory fees	42	499	2,749
Accrued administrative service fees	–	–	1
Accrued distribution fees	10	1	538
Accrued service fees	–	–	2
Accrued transfer agent fees	18	5	1,042
Accrued chief compliance officer fees	–	–	1
Accrued directors' expenses	1	1	2
Accrued professional fees	21	17	23
Accrued other expenses	1	34	282
Deposits from counterparty	–	–	–
Payables:
Borrowing	260	–	–
Dividends payable	339	–	–
Expense reimbursement to Manager	–	–	28
Fund shares redeemed	202	288	42,575
Interest expense and fees payable	34	–	–
Investment securities purchased	–	–	84,005
Options and swaptions contracts written (premiums received $0, $0 and $3,835)	–	–	2,523
Variation margin on futures	–	–	114
Floating rate notes issued	5,428	–	–
Total Liabilities	6,356	845	133,885
Net Assets Applicable to Outstanding Shares	$112,137	$549,625	$5,175,067
Net Assets Consist of:
Capital shares and additional paid-in-capital	$112,362	$583,326	$5,114,419
Total distributable earnings (accumulated loss)	(225)	(33,701)	60,648
Total Net Assets	$112,137	$549,625	$5,175,067

See accompanying notes.

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2019 (unaudited)

	Opportunistic	Origin Emerging	Preferred Securities
Amounts in thousands, except per share amounts	Municipal Fund	Markets Fund	Fund
Capital Stock (par value: $.01 per share):
Shares authorized	300,000	450,000	2,200,000
Net Asset Value Per Share:
Class A: Net Assets	$48,434	$2,370	$614,919
Shares Issued and Outstanding	4,581	225	62,251
Net Asset Value per share	$10.57	$10.55	$9.88
Maximum Offering Price	$10.98	$11.16	$10.26
Class C: Net Assets	$ N/A	N/A	$540,191
Shares Issued and Outstanding			54,755
Net Asset Value per share			$9.87	(a)
Class J: Net Assets	N/A	N/A	$41,303
Shares Issued and Outstanding			4,301
Net Asset Value per share			$9.60	(a)
Institutional: Net Assets	$63,703	$11,246	$3,068,464
Shares Issued and Outstanding	6,023	1,084	312,871
Net Asset Value per share	$10.58	$10.37	$9.81
R-1: Net Assets	N/A	N/A	$954
Shares Issued and Outstanding			98
Net Asset Value per share			$9.76
R-2: Net Assets	N/A	N/A	$1,560
Shares Issued and Outstanding			161
Net Asset Value per share			$9.69
R-3: Net Assets	N/A	N/A	$2,460
Shares Issued and Outstanding			253
Net Asset Value per share			$9.74
R-4: Net Assets	N/A	N/A	$1,186
Shares Issued and Outstanding			122
Net Asset Value per share			$9.71
R-5: Net Assets	N/A	N/A	$2,155
Shares Issued and Outstanding			221
Net Asset Value per share			$9.77
R-6: Net Assets	N/A	$536,009	$901,875
Shares Issued and Outstanding		51,657	91,999
Net Asset Value per share		$10.38	$9.80

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2019 (unaudited)

		Real Estate Debt	Small-MidCap		SystematEx
Amounts in thousands, except per share amounts		Income Fund	Dividend Income Fund		International Fund
Investment in securities--at cost		$127,193	$2,106,111		$49,718
Investment in affiliated Funds--at cost		$5,835	$31,497		$333
Assets
Investment in securities--at value		$126,702	$2,280,588		$51,288
Investment in affiliated Funds--at value		5,835	31,497		333
Receivables:
Dividends and interest		1,029	3,597		294
Expense reimbursement from Manager		8	3		8
Fund shares sold		10	4,448		–
Investment securities sold		–	1,091		5
Prepaid directors' expenses		–	1		–
Prepaid expenses		13	–		1
	Total Assets	133,597	2,321,225		51,929
Liabilities
Accrued management and investment advisory fees		55	1,362		23
Accrued distribution fees		–	135		–
Accrued transfer agent fees		1	908		–
Accrued custodian fees		–	–		9
Accrued directors' expenses		2	–		1
Accrued professional fees		21	21		40
Accrued registration fees		–	–		10
Accrued other expenses		–	66		–
Deposits from counterparty		–	–		–
Payables:
Fund shares redeemed		34	6,822		–
Investment securities purchased		2,990	1,013		–
	Total Liabilities	3,103	10,327		83
Net Assets Applicable to Outstanding Shares		$130,494	$2,310,898		$51,846
Net Assets Consist of:
Capital shares and additional paid-in-capital		$134,931	$2,084,024		$47,698
Total distributable earnings (accumulated loss)		(4,437)	226,874		4,148
	Total Net Assets	$130,494	$2,310,898		$51,846
Capital Stock (par value: $.01 per share):
Shares authorized		300,000	1,700,000		200,000
Net Asset Value Per Share:
Class A: Net Assets		$2,168	$162,729		N/A
Shares Issued and Outstanding		226	11,490
Net Asset Value per share		$9.61	$14.16
Maximum Offering Price		$9.98	$14.98
Class C: Net Assets		N/A	$135,041		N/A
Shares Issued and Outstanding			9,631
Net Asset Value per share			$14.02	(a)
Institutional: Net Assets		$7,353	$2,003,974		$294
Shares Issued and Outstanding		773	140,703		29
Net Asset Value per share		$9.52	$14.24		$9.90
R-6: Net Assets		$120,973	$9,154		$51,552
Shares Issued and Outstanding		12,727	640		5,153
Net Asset Value per share		$9.51	$14.31		$10.00

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2019 (unaudited)

		SystematEx Large
Amounts in thousands, except per share amounts		Value Fund
Investment in securities--at cost		$7,920
Investment in affiliated Funds--at cost		$25
Assets
Investment in securities--at value		$9,254
Investment in affiliated Funds--at value		25
Receivables:
Dividends and interest		28
Expense reimbursement from Manager		4
	Total Assets	9,311
Liabilities
Accrued management and investment advisory fees		3
Accrued directors' expenses		1
Accrued professional fees		16
Accrued registration fees		6
Deposits from counterparty		–
	Total Liabilities	26
Net Assets Applicable to Outstanding Shares		$9,285
Net Assets Consist of:
Capital shares and additional paid-in-capital		$7,806
Total distributable earnings (accumulated loss)		1,479
	Total Net Assets	$9,285
Capital Stock (par value: $.01 per share):
Shares authorized		100,000
Net Asset Value Per Share:
R-6: Net Assets		$9,285
Shares Issued and Outstanding		776
Net Asset Value per share		$11.97

See accompanying notes.

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2019 (unaudited)

		Bond Market Index Diversified Real Asset
Amounts in thousands		Blue Chip Fund	Fund	Fund(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$73	$1,312	$827
Dividends		10,382	2	34,082
Withholding tax		(270)	–	(1,645)
Interest		–	23,299	24,682
	Total Income	10,185	24,613	57,946
Expenses:
Management and investment advisory fees		10,535	2,163	15,906
Distribution fees - Class A		217	N/A	118
Distribution fees - Class C		484	N/A	102
Distribution fees - Class J		43	20	N/A
Distribution fees - R-1		N/A	2	N/A
Distribution fees - R-2		N/A	4	N/A
Distribution fees - R-3		8	17	–
Distribution fees - R-4		1	22	–
Administrative service fees - R-1		N/A	2	N/A
Administrative service fees - R-2		N/A	2	N/A
Administrative service fees - R-3		3	5	–
Administrative service fees - R-4		–	6	–
Administrative service fees - R-5		–	1	–
Registration fees - Class A		17	N/A	8
Registration fees - Class C		13	N/A	8
Registration fees - Class J		11	7	N/A
Registration fees - Institutional		15	8	25
Registration fees - R-6		20	N/A	11
Service fees - R-1		N/A	2	N/A
Service fees - R-2		N/A	3	N/A
Service fees - R-3		8	17	–
Service fees - R-4		2	55	–
Service fees - R-5		7	22	–
Shareholder reports - Class A		14	N/A	17
Shareholder reports - Class C		7	N/A	5
Shareholder reports - Class J		12	13	N/A
Shareholder reports - Institutional		3	1	167
Shareholder reports - R-6		–	N/A	11
Transfer agent fees - Class A		93	N/A	80
Transfer agent fees - Class C		48	N/A	19
Transfer agent fees - Class J		29	27	N/A
Transfer agent fees - Institutional		59	18	1,460
Chief compliance officer expenses		2	1	2
Custodian fees		3	16	154
Directors' expenses		32	15	38
Professional fees		14	19	69
Other expenses		24	7	16
	Total Gross Expenses	11,724	2,475	18,216
Less: Reimbursement from Manager		1,051	865	594
Less: Reimbursement from Manager - Class A		–	N/A	19
Less: Reimbursement from Manager - Class C		–	N/A	15
Less: Reimbursement from Manager - Institutional		–	–	909
Less: Reimbursement from Distributor - Class J		9	4	N/A
	Total Net Expenses	10,664	1,606	16,679
	Net Investment Income (Loss)	(479)	23,007	41,267

See accompanying notes.

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2019 (unaudited)

	Bond Market Index Diversified Real Asset
Amounts in thousands	Blue Chip Fund	Fund	Fund(a)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Options and Swaptions, Short sales and Swap agreements
Net realized gain (loss) from:
Investment transactions	108,342	(2,082)	(44,674)
Foreign currency contracts	–	–	(1,000)
Foreign currency transactions	–	–	(1,715)
Futures contracts	–	–	(33,509)
Options and swaptions	–	–	1,567
Short sales	–	18	–
Swap agreements	–	–	(4,795)
Net change in unrealized appreciation/depreciation of:
Investments	(119,016)	14,683	(49,284)
Foreign currency contracts	–	–	272
Futures contracts	–	–	3,303
Options and swaptions	–	–	262
Swap agreements	–	–	(3,256)
Translation of assets and liabilities in foreign currencies	–	–	27
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Options and Swaptions, Short sales and Swap agreements	(10,674)	12,619	(132,802)
Net Increase (Decrease) in Net Assets Resulting from Operations$	(11,153)$	35,626	$(91,535)

(a)	Consolidated financial statement, see “Basis for Consolidation” in Notes to Financial Statements.

See accompanying notes.

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2019 (unaudited)

		Global Multi-Strategy Global Opportunities
Amounts in thousands	EDGE MidCap Fund(b)		Fund(c)	Fund(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$101	$3,776	$42
Dividends		5,103	8,383	1,717
Withholding tax		(9)	(366)	(59)
Interest		–	41,069	(1)
	Total Income	5,195	52,862	1,699
Expenses:
Management and investment advisory fees		2,308	18,009	762
Distribution fees - Class A		–	66	6
Distribution fees - Class C		N/A	180	8
Registration fees - Class A		4	9	8
Registration fees - Class C		N/A	9	6
Registration fees - Institutional		8	27	7
Registration fees - R-6		10	8	N/A
Shareholder reports - Class A		1	4	2
Shareholder reports - Class C		N/A	3	–
Shareholder reports - Institutional		–	58	–
Shareholder reports - R-6		–	9	N/A
Transfer agent fees - Class A		4	35	10
Transfer agent fees - Class C		N/A	24	5
Transfer agent fees - Institutional		4	434	1
Chief compliance officer expenses		–	1	–
Custodian fees		1	170	25
Directors' expenses		8	24	6
Dividends and interest on securities sold short		–	5,432	–
Professional fees		11	106	38
Short sale fees		–	1,339	–
Other expenses		2	127	5
Reverse repurchase agreement interest expense		–	3,089	–
	Total Gross Expenses	2,361	29,163	889
Less: Reimbursement from Manager		–	459	–
Less: Reimbursement from Manager - Class A		9	–	24
Less: Reimbursement from Manager - Class C		N/A	2	12
Less: Reimbursement from Manager - Institutional		2	282	62
Less: Reimbursement from Manager - R-6		–	86	N/A
	Total Net Expenses	2,350	28,334	791
	Net Investment Income (Loss)	2,845	24,528	908
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Options and Swaptions, Short sales and Swap agreements
Net realized gain (loss) from:
Investment transactions		5,341	(34,469)	53,847
Foreign currency contracts		–	11,126	–
Foreign currency transactions		–	(100)	(185)
Futures contracts		–	(4,896)	–
Options and swaptions		–	2,018	–
Short sales		–	16,945	–
Swap agreements		–	1,913	–
Net change in unrealized appreciation/depreciation of:
Investments		(26,602)	(35,368)	(82,221)
Foreign currency contracts		–	(5,925)	–
Futures contracts		–	(10,161)	–
Options and swaptions		–	769	–
Short sales		–	(77)	–
Swap agreements		–	(1,292)	–
Translation of assets and liabilities in foreign currencies		–	87	(24)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Options and Swaptions, Short sales and Swap agreements		(21,261)	(59,430)	(28,583)
Net Increase (Decrease) in Net Assets Resulting from Operations$		(18,416)$	(34,902)$	(27,675)

(a)	Class C shares discontinued operations and converted to Class A shares on January 11, 2019.
(b)	Class A shares commenced operations on December 31, 2018.
(c)	Consolidated financial statement, see “Basis for Consolidation” in Notes to Financial Statements.

See accompanying notes.

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2019 (unaudited)

	International Equity International Small Multi-Manager Equity
Amounts in thousands		Index Fund	Company Fund	Long/Short Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$73	$167	$519
Dividends		11,458	7,022	2,595
Withholding tax		(734)	(637)	(43)
Interest		3	–	1,072
	Total Income	10,800	6,552	4,143
Expenses:
Management and investment advisory fees		1,294	4,499	2,158
Distribution fees - Class A		N/A	6	1
Distribution fees - R-1		1	N/A	N/A
Distribution fees - R-2		1	N/A	N/A
Distribution fees - R-3		20	N/A	N/A
Distribution fees - R-4		5	N/A	N/A
Administrative service fees - R-1		1	N/A	N/A
Administrative service fees - R-2		1	N/A	N/A
Administrative service fees - R-3		6	N/A	N/A
Administrative service fees - R-4		1	N/A	N/A
Administrative service fees - R-5		1	N/A	N/A
Registration fees - Class A		N/A	9	8
Registration fees - Institutional		10	9	8
Registration fees - R-6		13	9	8
Service fees - R-1		1	N/A	N/A
Service fees - R-2		1	N/A	N/A
Service fees - R-3		20	N/A	N/A
Service fees - R-4		12	N/A	N/A
Service fees - R-5		20	N/A	N/A
Shareholder reports - Class A		N/A	2	–
Shareholder reports - Institutional		1	–	–
Transfer agent fees - Class A		N/A	10	4
Transfer agent fees - Institutional		11	9	–
Chief compliance officer expenses		1	1	–
Custodian fees		113	108	70
Directors' expenses		11	10	4
Dividends and interest on securities sold short		–	–	889
Index license fees		165	–	–
Professional fees		44	24	24
Short sale fees		–	–	570
Other expenses		5	5	5
	Total Gross Expenses	1,759	4,701	3,749
Less: Reimbursement from Manager - Class A		N/A	14	12
Less: Reimbursement from Manager - Institutional		23	7	8
Less: Reimbursement from Manager - R-6		197	51	84
	Total Net Expenses	1,539	4,629	3,645
	Net Investment Income (Loss)	9,261	1,923	498
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures, Short sales and Swap agreements
Net realized gain (loss) from:
Investment transactions		2,186	(22,336)	1,597
Foreign currency contracts		–	–	(401)
Foreign currency transactions		(56)	(131)	(84)
Futures contracts		(488)	–	1,225
Short sales		–	–	(1,230)
Swap agreements		–	–	(6,632)
Net change in unrealized appreciation/depreciation of:
Investments		(49,984)	(65,180)	(11,322)
Foreign currency contracts		–	–	1,333
Futures contracts		447	–	(1,185)
Short sales		–	–	5,652
Swap agreements		–	–	1,525
Translation of assets and liabilities in foreign currencies		(51)	(33)	11
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures, Short
	sales and Swap agreements	(47,946)	(87,680)	(9,511)
Net Increase (Decrease) in Net Assets Resulting from Operations$		(38,685)$	(85,757)$	(9,013)

See accompanying notes.

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2019 (unaudited)

		Opportunistic	Origin Emerging	Preferred Securities
Amounts in thousands		Municipal Fund(a)	Markets Fund	Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$–	$142	$579
Dividends from affiliated securities		–	–	2,285
Dividends		2	4,194	30,741
Withholding tax		–	(513)	(132)
Interest		2,786	–	124,358
	Total Income	2,788	3,823	157,831
Expenses:
Management and investment advisory fees		269	3,185	18,059
Distribution fees - Class A		57	4	740
Distribution fees - Class C		26	N/A	2,881
Distribution fees - Class J		N/A	N/A	31
Distribution fees - R-1		N/A	N/A	2
Distribution fees - R-2		N/A	N/A	2
Distribution fees - R-3		N/A	N/A	3
Distribution fees - R-4		N/A	N/A	1
Administrative service fees - R-1		N/A	N/A	1
Administrative service fees - R-2		N/A	N/A	2
Administrative service fees - R-3		N/A	N/A	1
Registration fees - Class A		12	8	16
Registration fees - Class C		3	N/A	9
Registration fees - Class J		N/A	N/A	6
Registration fees - Institutional		8	7	32
Registration fees - R-6		N/A	9	8
Service fees - R-1		N/A	N/A	1
Service fees - R-2		N/A	N/A	2
Service fees - R-3		N/A	N/A	3
Service fees - R-4		N/A	N/A	2
Service fees - R-5		N/A	N/A	3
Shareholder reports - Class A		1	1	37
Shareholder reports - Class C		–	N/A	33
Shareholder reports - Class J		N/A	N/A	11
Shareholder reports - Institutional		1	–	135
Shareholder reports - R-6		N/A	–	7
Transfer agent fees - Class A		19	8	292
Transfer agent fees - Class C		5	N/A	258
Transfer agent fees - Class J		N/A	N/A	28
Transfer agent fees - Institutional		23	5	1,631
Chief compliance officer expenses		–	–	3
Custodian fees		1	76	24
Directors' expenses		2	7	51
Interest expense and fees		75	–	–
Professional fees		16	18	19
Other expenses		4	8	117
	Total Gross Expenses	522	3,336	24,451
Less: Reimbursement from Manager		11	129	–
Less: Reimbursement from Manager - Class A		7	13	–
Less: Reimbursement from Manager - Class C		6	N/A	–
Less: Reimbursement from Manager - Institutional		10	11	231
Less: Reimbursement from Manager - R-6		N/A	45	–
Less: Reimbursement from Distributor - Class J		N/A	N/A	6
	Total Net Expenses	488	3,138	24,214
	Net Investment Income (Loss)	2,300	685	133,617

See accompanying notes.

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2019 (unaudited)

	Opportunistic	Origin Emerging	Preferred Securities
Amounts in thousands	Municipal Fund(a)	Markets Fund	Fund
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures and Options and Swaptions
Net realized gain (loss) from:
Investment transactions	50	(4,576)	(20,420)
Investment transactions in affiliated securities	–	–	191
Foreign currency transactions	–	(391)	–
Futures contracts	–	–	(8,586)
Options and swaptions	–	–	15,521
Net change in unrealized appreciation/depreciation of:
Investments	(403)	(27,828)	(78,074)
Investment in affiliated securities	–	–	(6,064)
Futures contracts	–	–	(114)
Options and swaptions	–	–	1,328
Translation of assets and liabilities in foreign currencies	–	12	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures
and Options and Swaptions	(353)	(32,783)	(96,218)
Net Increase (Decrease) in Net Assets Resulting from Operations$	1,947	$(32,098)	$37,399

(a)	Class C shares discontinued operations and converted to Class A shares on January 11, 2019.

See accompanying notes.

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2019 (unaudited)

		Real Estate Debt	Small-MidCap	SystematEx
Amounts in thousands		Income Fund	Dividend Income Fund International Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$57	$246	$3
Dividends		1	30,509	557
Withholding tax		–	(485)	(41)
Interest		3,010	1	–
	Total Income	3,068	30,271	519
Expenses:
Management and investment advisory fees		368	9,277	151
Distribution fees - Class A		2	219	N/A
Distribution fees - Class C		N/A	724	N/A
Registration fees - Class A		8	10	N/A
Registration fees - Class C		N/A	9	N/A
Registration fees - Institutional		7	20	8
Registration fees - R-6		8	8	9
Shareholder reports - Class A		–	18	N/A
Shareholder reports - Class C		N/A	14	N/A
Shareholder reports - Institutional		–	121	–
Transfer agent fees - Class A		5	105	N/A
Transfer agent fees - Class C		N/A	82	N/A
Transfer agent fees - Institutional		2	1,126	–
Chief compliance officer expenses		–	2	–
Custodian fees		1	8	13
Directors' expenses		3	25	2
Professional fees		16	16	31
Other expenses		3	33	1
	Total Gross Expenses	423	11,817	215
Less: Reimbursement from Manager		2	–	–
Less: Reimbursement from Manager - Class A		12	41	N/A
Less: Reimbursement from Manager - Class C		N/A	29	N/A
Less: Reimbursement from Manager - Institutional		6	373	9
Less: Reimbursement from Manager - R-6		17	9	48
	Total Net Expenses	386	11,365	158
	Net Investment Income (Loss)	2,682	18,906	361
Net Realized and Unrealized Gain (Loss) on Investments and Foreign currencies
Net realized gain (loss) from:
Investment transactions		(2,565)	23,118	167
Foreign currency transactions		–	12	(4)
Net change in unrealized appreciation/depreciation of:
Investments		3,470	(267,419)	(2,386)
Translation of assets and liabilities in foreign currencies		–	1	(5)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign currencies		905	(244,288)	(2,228)
Net Increase (Decrease) in Net Assets Resulting from Operations$		3,587	$(225,382)$	(1,867)

See accompanying notes.

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2019 (unaudited)

		SystematEx Large
Amounts in thousands		Value Fund
Net Investment Income (Loss)
Income:
Dividends		$186
	Total Income	186
Expenses:
Management and investment advisory fees		19
Registration fees - R-6		10
Custodian fees		1
Directors' expenses		1
Professional fees		11
	Total Gross Expenses	42
Less: Reimbursement from Manager - R-6		23
	Total Net Expenses	19
	Net Investment Income (Loss)	167
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions		145
Net change in unrealized appreciation/depreciation of:
Investments		(755)
	Net Realized and Unrealized Gain (Loss) on Investments	(610)
	Net Increase (Decrease) in Net Assets Resulting from Operations$	(443)

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands														Blue Chip Fund
												Period Ended				Year Ended
												February 28, 2019				August 31, 2018
Operations
Net investment income (loss)														$(479)				$1,600
Net realized gain (loss) on investments .														108,342				193,418
Net change in unrealized appreciation/depreciation of investments														(119,016)				434,401
		Net Increase (Decrease) in Net Assets Resulting from Operations												(11,153)				629,419

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments														(218,921)				(66,872)
						Total Dividends and Distributions								(218,921)				(66,872)

Capital Share Transactions
Net increase (decrease) in capital share transactions														515,914				895,101
						Total Increase (Decrease) in Net Assets								285,840				1,457,648

Net Assets(c)
Beginning of period														3,215,906				1,758,258
End of period .														$3,501,746				$3,215,906

		Class A		Class C		Class J		Class T		Institutional		R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended February 28, 2019
Dollars:
Sold		$73,295		$33,557		$12,800		N/A		$ 225,827 $		528		$440		$1,920		$ 254,519
Reinvested		12,122		7,033		4,005		N/A		13,102		439		98		387		181,564
Redeemed		(22,017)		(11,668)		(6,871)		N/A		(67,084)		(2,376)		(357)		(1,313)		(194,036)
Net Increase (Decrease)		$63,400		$28,922		$9,934		N/A		$ 171,845 $		(1,409	) $	181		$994		$ 242,047
Shares:
Sold		3,354		1,589		567		N/A		10,506		24		19		80		10,476
Reinvested		614		371		201		N/A		653		22		5		20		9,042
Redeemed		(1,022)		(571)		(309)		N/A		(3,058)		(102)		(16)		(58)		(8,644)
Net Increase (Decrease)		2,946		1,389		459		N/A		8,101		(56)		8		42		10,874
Year Ended August 31, 2018(a),(b)
Dollars:
Sold		$88,378		$44,665		$21,425		$5		$ 111,280		$1,554		$283		$4,968		$ 1,021,470
Issued in acquisitions		–		–		37,751		–		432,514		6,762		1,306		6,627		–
Reinvested		2,403		1,334		1,139		–		2,130		200		38		197		59,364
Redeemed		(21,595)		(7,039)		(10,396)		(19)		(459,525)		(1,939)		(632)		(7,888)		(441,659)
Net Increase (Decrease)		$69,186		$38,960		$49,919		$(14	) $	86,399		$6,577		$995		$3,904		$ 639,175
Shares:
Sold		3,968		2,062		954		–		4,947		70		13		223		48,023
Issued in acquisitions		–		–		1,855		–		21,244		334		64		326		–
Reinvested		115		66		54		–		101		9		2		9		2,805
Redeemed		(976)		(330)		(469)		(1)		(22,349)		(88)		(28)		(348)		(20,384)
Net Increase (Decrease)		3,107		1,798		2,394		(1)		3,943		325		51		210		30,444

Distributions:
Year Ended February 28, 2019
From net investment income and net realized
gain on investments		$(12,167	) $	(7,048	) $	(4,005)		N/A $		(13,213	) $	(439	) $	(98	) $	(387) $ (181,564)
Total Dividends and Distributions		$(12,167	) $	(7,048	) $	(4,005)		N/A $		(13,213	) $	(439	) $	(98	) $	(387) $ (181,564)
Year Ended August 31, 2018(a),(b)
From net investment income	$	– $		– $		– $		– $		(16	) $	– $		– $		– $		(475)
From net realized gain on investments		(2,425)		(1,337)		(1,142)		–		(2,153)		(200)		(38)		(197)		(58,889)
Total Dividends and Distributions		$(2,425	) $	(1,337	) $	(1,142	) $	– $		(2,169	) $	(200	) $	(38	) $	(197	) $	(59,364)

(a)	Period from September 11, 2017, date operations commenced, through August 31, 2018 for Class J.
(b)	Class T shares discontinued operations on August 24, 2018.
(c)	As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $638.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands									Bond Market Index Fund
							Period Ended				Year Ended
							February 28, 2019				August 31, 2018
Operations
Net investment income (loss)									$23,007				$39,563
Net realized gain (loss) on investments and Short sales									(2,064)				(9,223)
Net change in unrealized appreciation/depreciation of investments									14,683				(55,023)
Net Increase (Decrease) in Net Assets Resulting from Operations									35,626				(24,683)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments									(42,522)				(43,188)
	Total Dividends and Distributions								(42,522)				(43,188)

Capital Share Transactions
Net increase (decrease) in capital share transactions									306,881				(268,141)
	Total Increase (Decrease) in Net Assets								299,985				(336,012)

Net Assets(a)
Beginning of period									1,580,956				1,916,968
End of period .									$1,880,941				$1,580,956

	Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended February 28, 2019
Dollars:
Sold	$2,893		$ 486,558		$125		$1,197		$3,986		$1,793		$2,310
Reinvested	555		40,300		19		51		238		969		390
Redeemed	(4,273)		(216,791)		(219)		(499)		(6,836)		(1,955)		(3,930)
Net Increase (Decrease)	$(825)		$ 310,067		$(75	) $	749		$(2,612	) $	807		$(1,230)
Shares:
Sold	276		45,589		12		114		381		171		219
Reinvested	53		3,802		2		5		23		93		37
Redeemed	(407)		(20,269)		(21)		(48)		(653)		(186)		(373)
Net Increase (Decrease)	(78)		29,122		(7)		71		(249)		78		(117)
Year Ended August 31, 2018
Dollars:
Sold	$4,861		$ 227,190		$721		$1,153		$5,594		$9,021		$6,317
Reinvested	597		40,855		29		38		328		834		507
Redeemed	(7,179)		(527,497)		(1,446)		(1,887)		(8,443)		(6,387)		(13,347)
Net Increase (Decrease)	$(1,721) $ (259,452) $				(696	) $	(696	) $	(2,521	) $	3,468		$(6,523)
Shares:
Sold	454		20,749		67		108		522		855		588
Reinvested	56		3,755		3		4		31		78		47
Redeemed	(674)		(48,526)		(135)		(176)		(796)		(600)		(1,239)
Net Increase (Decrease)	(164)		(24,022)		(65)		(64)		(243)		333		(604)

Distributions:
Year Ended February 28, 2019
From net investment income and net realized gain on investments	$(555	) $	(40,300	) $	(19	) $	(51	) $	(238	) $	(969	) $	(390)
Total Dividends and Distributions	$(555	) $	(40,300	) $	(19	) $	(51	) $	(238	) $	(969	) $	(390)
Year Ended August 31, 2018
From net investment income	$(597	) $	(40,855	) $	(29	) $	(38	) $	(328	) $	(834	) $	(507)
From net realized gain on investments	–		–		–		–		–		–		–
Total Dividends and Distributions	$(597	) $	(40,855	) $	(29	) $	(38	) $	(328	) $	(834	) $	(507)

(a)	As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $27,042.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands									Diversified Real Asset Fund(b)
							Period Ended				Year Ended
							February 28, 2019				August 31, 2018
Operations
Net investment income (loss)									$41,267				$101,915
Net realized gain (loss) on investments , Foreign currencies, Futures, Options and Swaptions and Swap agreements									(84,126)				225,582
Net change in unrealized appreciation/depreciation of investments, Foreign currencies, Futures, Options and Swaptions, Swap
agreements and Translation of assets & liabilities in foreign currencies									(48,676)				(175,789)
Net Increase (Decrease) in Net Assets Resulting from Operations									(91,535)				151,708

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments									(126,294)				(89,016)
	Total Dividends and Distributions								(126,294)				(89,016)

Capital Share Transactions
Net increase (decrease) in capital share transactions									72,668				(194,312)
	Total Increase (Decrease) in Net Assets								(145,161)				(131,620)

Net Assets(a)
Beginning of period									4,172,272				4,303,892
End of period .									$4,027,111				$4,172,272

	Class A		Class C		Institutional		R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended February 28, 2019
Dollars:
Sold	$9,295		$1,128		$ 358,579		$33		$1		$72		$ 115,335
Reinvested	2,486		359		74,020		3		–		3		46,729
Redeemed	(22,933)		(4,398)		(370,399)		–		(4)		(1) (137,640)
Net Increase (Decrease)	$(11,152	) $	(2,911	) $	62,200		$36		$(3	) $	74		$24,424
Shares:
Sold	839		105		32,306		3		–		7		10,339
Reinvested	241		35		7,173		–		–		–		4,528
Redeemed	(2,091)		(405)		(33,549)		–		–		–		(12,401)
Net Increase (Decrease)	(1,011)		(265)		5,930		3		–		7		2,466
Year Ended August 31, 2018
Dollars:
Sold	$36,259		$3,917		$ 733,849		$70		$4		$11		$ 489,624
Reinvested	1,782		241		54,147		–		–		–		31,163
Redeemed	(50,457)		(6,317) (901,078)				(6)		–		(11) (587,510)
Net Increase (Decrease)	$(12,416	) $	(2,159) $ (113,082) $				64		$4	$	– $		(66,723)
Shares:
Sold	3,101		341		62,772		6		–		1		41,704
Reinvested	154		21		4,672		–		–		–		2,689
Redeemed	(4,346)		(553)		(76,965)		–		–		(1)		(50,217)
Net Increase (Decrease)	(1,091)		(191)		(9,521)		6		–		–		(5,824)

Distributions:
Year Ended February 28, 2019
From net investment income and net realized gain on investments	$(2,541	) $	(402	) $	(76,562	) $	(3	) $	– $		(3	) $	(46,783)
Total Dividends and Distributions	$(2,541	) $	(402	) $	(76,562	) $	(3	) $	– $		(3	) $	(46,783)
Year Ended August 31, 2018
From net investment income	$(1,822	) $	(272	) $	(55,759	) $	– $		– $		– $		(31,163)
From net realized gain on investments	–		–		–		–		–		–		–
Total Dividends and Distributions	$(1,822	) $	(272	) $	(55,759	) $	– $		– $		– $		(31,163)

(a)	As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $81,362.
(b)	Consolidated financial statement, see "Basis for Consolidation" in Notes to Financial Statements.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands			EDGE MidCap Fund

		Period Ended		Year Ended
	February 28, 2019			August 31, 2018
Operations
Net investment income (loss)			$2,845			$6,320
Net realized gain (loss) on investments .			5,341			27,141
Net change in unrealized appreciation/depreciation of investments			(26,602)			63,123
Net Increase (Decrease) in Net Assets Resulting from Operations			(18,416)			96,584

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments			(35,525)			(9,754)
	Total Dividends and Distributions		(35,525)			(9,754)

Capital Share Transactions
Net increase (decrease) in capital share transactions			30,840			297,499
	Total Increase (Decrease) in Net Assets		(23,101)			384,329

Net Assets(a)
Beginning of period			672,450			288,121
End of period .			$649,349			$672,450

		Class A(b)		Institutional		R-6
Capital Share Transactions:
Period Ended February 28, 2019
Dollars:
Sold			$825	$4,899		$27,928
Reinvested			–	838		34,677
Redeemed			(37)	(2,236)		(36,054)
Net Increase (Decrease)			$788	$3,501		$26,551
Shares:
Sold			61	359		1,991
Reinvested			–	70		2,882
Redeemed			(3)	(165)		(2,587)
Net Increase (Decrease)			58	264		2,286
Year Ended August 31, 2018
Dollars:
Sold			N/A $	15,926		$ 321,905
Reinvested			N/A	91		9,662
Redeemed			N/A	(3,720)		(46,365)
Net Increase (Decrease)			N/A $	12,297		$ 285,202
Shares:
Sold			N/A	1,110		23,713
Reinvested			N/A	6		697
Redeemed			N/A	(253)		(3,244)
Net Increase (Decrease)			N/A	863		21,166

Distributions:
Year Ended February 28, 2019
From net investment income and net realized gain on investments		$	– $	(848	) $	(34,677)
Total Dividends and Distributions		$	– $	(848	) $	(34,677)
Year Ended August 31, 2018
From net investment income			N/A $	– $		(2,352)
From net realized gain on investments			N/A	(92)		(7,310)
Total Dividends and Distributions			N/A $	(92	) $	(9,662)

(a)	As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $5,996.
(b)	Period from December 31, 2018, date operations commenced through February 28, 2019 for Class A shares.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands			Global Multi-Strategy Fund(b)
	Period Ended				Year Ended
	February 28, 2019				August 31, 2018
Operations
Net investment income (loss)			$24,528				$37,517
Net realized gain (loss) on investments , Foreign currencies, Futures, Options and Swaptions, Short sales and Swap
agreements			(7,463)				55,156
Net change in unrealized appreciation/depreciation of investments, Foreign currencies, Futures, Options and Swaptions, Short
sales, Swap agreements and Translation of assets & liabilities in foreign currencies			(51,967)				(57,390)
Net Increase (Decrease) in Net Assets Resulting from Operations			(34,902)				35,283

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments			(140,176)				(78,624)
Total Dividends and Distributions			(140,176)				(78,624)

Capital Share Transactions
Net increase (decrease) in capital share transactions			(541,576)				(170,960)
Total Increase (Decrease) in Net Assets			(716,654)				(214,301)

Net Assets(a)
Beginning of period			2,635,536				2,849,837
End of period .			$1,918,882				$2,635,536

	Class A		Class C		Institutional		R-6
Capital Share Transactions:
Period Ended February 28, 2019
Dollars:
Sold	$5,412		$1,646		$ 126,573		$47,316
Reinvested	2,674		1,564		30,856		76,963
Redeemed	(24,177)		(10,432)		(327,829)		(472,142)
Net Increase (Decrease)	$(16,091	) $	(7,222)		$ (170,400)		$ (347,863)
Shares:
Sold	520		166		12,089		4,401
Reinvested	263		159		3,002		7,494
Redeemed	(2,299)		(1,018)		(30,847)		(44,804)
Net Increase (Decrease)	(1,516)		(693)		(15,756)		(32,909)
Year Ended August 31, 2018
Dollars:
Sold	$10,909		$5,706		$ 423,848		$ 675,478
Reinvested	1,708		911		20,196		39,054
Redeemed	(60,470)		(12,442)		(831,305)		(444,553)
Net Increase (Decrease)	$(47,853	) $	(5,825)		$ (387,261)		$ 269,979
Shares:
Sold	973		524		37,345		59,936
Reinvested	152		83		1,777		3,438
Redeemed	(5,367)		(1,147)		(73,773)		(38,940)
Net Increase (Decrease)	(4,242)		(540)		(34,651)		24,434

Distributions:
Year Ended February 28, 2019
From net investment income and net realized gain on investments	$(2,944	) $	(1,783	) $	(37,148	) $	(98,301)
Total Dividends and Distributions	$(2,944	) $	(1,783	) $	(37,148	) $	(98,301)
Year Ended August 31, 2018
From net investment income	$(341	) $	– $		(8,872	) $	(12,403)
From net realized gain on investments	(1,514)		(1,018)		(23,503)		(30,973)
Total Dividends and Distributions	$(1,855	) $	(1,018	) $	(32,375	) $	(43,376)

(a)	As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $(6,665).
(b)	Consolidated financial statement, see "Basis for Consolidation" in Notes to Financial Statements.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands	Global Opportunities Fund
	Period Ended		Year Ended
February 28, 2019			August 31, 2018
Operations
Net investment income (loss)	$908				$11,451
Net realized gain (loss) on investments and Foreign currencies	53,662				102,809
Net change in unrealized appreciation/depreciation of investments and Translation of assets & liabilities in foreign currencies	(82,245)				(31,365)
Net Increase (Decrease) in Net Assets Resulting from Operations	(27,675)				82,895

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(16,851)				(91,703)
Total Dividends and Distributions	(16,851)				(91,703)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(665,226)				(214,355)
Total Increase (Decrease) in Net Assets	(709,752)				(223,163)

Net Assets(a)
Beginning of period	730,247				953,410
End of period .	$20,495				$730,247

	Class A		Class C(b)		Institutional
Capital Share Transactions:
Period Ended February 28, 2019
Dollars:
Sold	$2,436		$85		$2,600
Reinvested	4,152		1,705		10,934
Redeemed	(512)		(2,181)		(684,445)
Net Increase (Decrease)	$6,076		$(391)		$ (670,911)
Shares:
Sold	633		9		309
Reinvested	975		410		2,474
Redeemed	(89)		(600)		(54,558)
Net Increase (Decrease)	1,519		(181)		(51,775)
Year Ended August 31, 2018
Dollars:
Sold	$1,274		$623		$23,452
Reinvested	462		181		91,053
Redeemed	(1,162)		(360)		(329,878)
Net Increase (Decrease)	$574		$444		$ (215,373)
Shares:
Sold	100		49		1,805
Reinvested	36		14		7,095
Redeemed	(91)		(28)		(25,693)
Net Increase (Decrease)	45		35		(16,793)

Distributions:
Year Ended February 28, 2019
From net investment income and net realized gain on investments	$(4,183	) $	(1,734	) $	(10,934)
Total Dividends and Distributions	$(4,183	) $	(1,734	) $	(10,934)
Year Ended August 31, 2018
From net investment income	$(122	) $	(39	) $	(27,801)
From net realized gain on investments	(345)		(144)		(63,252)
Total Dividends and Distributions	$(467	) $	(183	) $	(91,053)

(a)	As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $8,008.
(b)	Class C shares discontinued operations and converted to Class A shares on January 11, 2019.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands							International Equity Index Fund
							Period Ended				Year Ended
							February 28, 2019				August 31, 2018
Operations
Net investment income (loss)									$9,261				$28,511
Net realized gain (loss) on investments , Foreign currencies and Futures									1,642				16,018
Net change in unrealized appreciation/depreciation of investments, Futures and Translation of assets & liabilities in foreign
currencies									(49,588)				(3,479)
Net Increase (Decrease) in Net Assets Resulting from Operations									(38,685)				41,050

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments									(37,266)				(37,049)
	Total Dividends and Distributions								(37,266)				(37,049)

Capital Share Transactions
Net increase (decrease) in capital share transactions									44,540				33,359
	Total Increase (Decrease) in Net Assets								(31,411)				37,360

Net Assets(a)
Beginning of period									1,093,004				1,055,644
End of period .									$1,061,593				$1,093,004

	Institutional		R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended February 28, 2019
Dollars:
Sold	$15,166		$57		$175		$3,452		$1,033		$3,191		$94,919
Reinvested	1,582		17		20		459		332		494		34,362
Redeemed	(13,310)		(151)		(276)		(4,391)		(4,145)		(3,720)		(84,726)
Net Increase (Decrease)	$3,438		$(77	) $	(81	) $	(480	) $	(2,780	) $	(35	) $	44,555
Shares:
Sold	1,622		6		18		355		109		341		9,653
Reinvested	176		2		2		52		37		55		3,829
Redeemed	(1,390)		(16)		(28)		(451)		(435)		(367)		(8,650)
Net Increase (Decrease)	408		(8)		(8)		(44)		(289)		29		4,832
Year Ended August 31, 2018
Dollars:
Sold	$12,549		$274		$304		$6,871		$4,014		$5,637		$ 184,915
Reinvested	1,954		26		23		605		404		831		33,206
Redeemed	(36,854)		(578)		(291)		(8,272)		(5,921)		(17,921) (148,417)
Net Increase (Decrease)	$(22,351	) $	(278	) $	36		$(796	) $	(1,503	) $	(11,453	) $	69,704
Shares:
Sold	1,160		26		28		645		373		521		17,168
Reinvested	180		3		2		57		38		77		3,065
Redeemed	(3,408)		(56)		(27)		(778)		(546)		(1,644)		(13,579)
Net Increase (Decrease)	(2,068)		(27)		3		(76)		(135)		(1,046)		6,654

Distributions:
Year Ended February 28, 2019
From net investment income and net realized gain on investments	$(1,582	) $	(17	) $	(20	) $	(459	) $	(332	) $	(494	) $	(34,362)
Total Dividends and Distributions	$(1,582	) $	(17	) $	(20	) $	(459	) $	(332	) $	(494	) $	(34,362)
Year Ended August 31, 2018
From net investment income	$(1,544	) $	(19	) $	(17	) $	(456	) $	(310	) $	(645	) $	(26,260)
From net realized gain on investments	(410)		(7)		(6)		(149)		(94)		(186)		(6,946)
Total Dividends and Distributions	$(1,954	) $	(26	) $	(23	) $	(605	) $	(404	) $	(831	) $	(33,206)

(a)	As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $15,971.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands	International Small Company Fund
	Period Ended		Year Ended
February 28, 2019			August 31, 2018
Operations
Net investment income (loss)	$1,923				$10,871
Net realized gain (loss) on investments and Foreign currencies	(22,467)				81,585
Net change in unrealized appreciation/depreciation of investments and Translation of assets & liabilities in foreign currencies	(65,213)				(23,976)
Net Increase (Decrease) in Net Assets Resulting from Operations	(85,757)				68,480

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(68,971)				(50,319)
Total Dividends and Distributions	(68,971)				(50,319)

Capital Share Transactions
Net increase (decrease) in capital share transactions	30,517				(25,827)
Total Increase (Decrease) in Net Assets	(124,211)				(7,666)

Net Assets(a)
Beginning of period	1,000,009				1,007,675
End of period .	$875,798				$1,000,009

	Class A Institutional				R-6
Capital Share Transactions:
Period Ended February 28, 2019
Dollars:
Sold	$626		$15,819		$47,238
Reinvested	345		1,695		66,930
Redeemed	(759)		(5,877)		(95,500)
Net Increase (Decrease)	$212		$11,637		$18,668
Shares:
Sold	59		1,515		4,636
Reinvested	38		183		7,182
Redeemed	(73)		(566)		(8,968)
Net Increase (Decrease)	24		1,132		2,850
Year Ended August 31, 2018
Dollars:
Sold	$4,191		$17,713		$98,299
Reinvested	169		131		50,019
Redeemed	(1,794)		(1,256) (193,299)
Net Increase (Decrease)	$2,566		$16,588		$(44,981)
Shares:
Sold	330		1,398		7,710
Reinvested	13		10		3,938
Redeemed	(143)		(99)		(15,177)
Net Increase (Decrease)	200		1,309		(3,529)

Distributions:
Year Ended February 28, 2019
From net investment income and net realized gain on investments	$(346	) $	(1,695	) $	(66,930)
Total Dividends and Distributions	$(346	) $	(1,695	) $	(66,930)
Year Ended August 31, 2018
From net investment income	$(61	) $	(54	) $	(20,828)
From net realized gain on investments	(108)		(77)		(29,191)
Total Dividends and Distributions	$(169	) $	(131	) $	(50,019)

(a)	As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $4,325.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands	Multi-Manager Equity Long/Short Fund
	Period Ended		Year Ended
February 28, 2019			August 31, 2018
Operations
Net investment income (loss)	$498				$(638)
Net realized gain (loss) on investments , Foreign currencies, Futures, Short sales and Swap agreements	(5,525)				20,207
Net change in unrealized appreciation/depreciation of investments, Foreign currencies, Futures, Short sales, Swap agreements
and Translation of assets & liabilities in foreign currencies	(3,986)				1,218
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,013)				20,787

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(29,905)				(17,568)
Total Dividends and Distributions	(29,905)				(17,568)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(32,132)				13,547
Total Increase (Decrease) in Net Assets	(71,050)				16,766

Net Assets(a)
Beginning of period	340,575				323,809
End of period .	$269,525				$340,575

	Class A Institutional				R-6
Capital Share Transactions:
Period Ended February 28, 2019
Dollars:
Sold	$2		$25		$974
Reinvested	49		13		29,843
Redeemed	(84)		(2)		(62,952)
Net Increase (Decrease)	$(33	) $	36		$(32,135)
Shares:
Sold	–		3		108
Reinvested	6		1		3,411
Redeemed	(10)		–		(6,011)
Net Increase (Decrease)	(4)		4		(2,492)
Year Ended August 31, 2018
Dollars:
Sold	$432		$38		$21,805
Reinvested	15		5		17,548
Redeemed	(85)		–		(26,211)
Net Increase (Decrease)	$362		$43		$13,142
Shares:
Sold	40		4		1,992
Reinvested	1		–		1,608
Redeemed	(8)		–		(2,444)
Net Increase (Decrease)	33		4		1,156

Distributions:
Year Ended February 28, 2019
From net investment income and net realized gain on investments	$(49	) $	(13	) $	(29,843)
Total Dividends and Distributions	$(49	) $	(13	) $	(29,843)
Year Ended August 31, 2018
From net investment income	$(2	) $	(1	) $	(3,229)
From net realized gain on investments	(13)		(4)		(14,319)
Total Dividends and Distributions	$(15	) $	(5	) $	(17,548)

(a)	As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $(650).

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands		Opportunistic Municipal Fund
		Period Ended		Year Ended
	February 28, 2019			August 31, 2018
Operations
Net investment income (loss)		$2,300				$4,737
Net realized gain (loss) on investments .		50				347
Net change in unrealized appreciation/depreciation of investments		(403)				(1,172)
Net Increase (Decrease) in Net Assets Resulting from Operations		1,947				3,912

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments		(2,195)				(4,520)
	Total Dividends and Distributions	(2,195)				(4,520)

Capital Share Transactions
Net increase (decrease) in capital share transactions		3,134				(6,997)
	Total Increase (Decrease) in Net Assets	2,886				(7,605)

Net Assets(a)
Beginning of period		109,251				116,856
End of period .		$112,137				$109,251

		Class A Class C (b) Institutional
Capital Share Transactions:
Period Ended February 28, 2019
Dollars:
Sold		$14,591		$883		$17,526
Reinvested		885		75		1,202
Redeemed		(13,587)		(8,001)		(10,440)
Net Increase (Decrease)		$1,889		$(7,043	) $	8,288
Shares:
Sold		1,394		85		1,678
Reinvested		84		7		115
Redeemed		(1,299)		(764)		(1,000)
Net Increase (Decrease)		179		(672)		793
Year Ended August 31, 2018
Dollars:
Sold		$21,672		$1,380		$20,858
Reinvested		1,592		220		2,599
Redeemed		(17,142)		(8,759)		(29,417)
Net Increase (Decrease)		$6,122		$(7,159	) $	(5,960)
Shares:
Sold		2,039		130		1,961
Reinvested		150		21		245
Redeemed		(1,613)		(822)		(2,775)
Net Increase (Decrease)		576		(671)		(569)

Distributions:
Year Ended February 28, 2019
From net investment income and net realized gain on investments		$(903	) $	(86	) $	(1,206)
Total Dividends and Distributions		$(903	) $	(86	) $	(1,206)
Year Ended August 31, 2018
From net investment income		$(1,638	) $	(277	) $	(2,605)
From net realized gain on investments		–		–		–
Total Dividends and Distributions		$(1,638	) $	(277	) $	(2,605)

(a)	As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $428.
(b)	Class C shares discontinued operations and converted to Class A shares on January 11, 2019.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands	Origin Emerging Markets Fund
	Period Ended		Year Ended
February 28, 2019			August 31, 2018
Operations
Net investment income (loss)	$685				$8,488
Net realized gain (loss) on investments and Foreign currencies	(4,967)				67,253
Net change in unrealized appreciation/depreciation of investments and Translation of assets & liabilities in foreign currencies	(27,816)				(91,726)
Net Increase (Decrease) in Net Assets Resulting from Operations	(32,098)				(15,985)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(8,633)				(6,798)
Total Dividends and Distributions	(8,633)				(6,798)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(48,906)				(39,350)
Total Increase (Decrease) in Net Assets	(89,637)				(62,133)

Net Assets(a)
Beginning of period	639,262				701,395
End of period .	$549,625				$639,262

	Class A Institutional				R-6
Capital Share Transactions:
Period Ended February 28, 2019
Dollars:
Sold	$234		$883		$63,609
Reinvested	23		163		8,447
Redeemed	(1,889)		(951) (119,425)
Net Increase (Decrease)	$(1,632	) $	95		$(47,369)
Shares:
Sold	23		87		6,311
Reinvested	2		18		913
Redeemed	(189)		(99)		(11,373)
Net Increase (Decrease)	(164)		6		(4,149)
Year Ended August 31, 2018
Dollars:
Sold	$7,031		$15,610		$95,283
Reinvested	15		394		6,389
Redeemed	(5,183)		(40,679) (118,210)
Net Increase (Decrease)	$1,863		$(24,675	) $	(16,538)
Shares:
Sold	544		1,262		7,719
Reinvested	1		32		524
Redeemed	(412)		(3,281)		(9,526)
Net Increase (Decrease)	133		(1,987)		(1,283)

Distributions:
Year Ended February 28, 2019
From net investment income and net realized gain on investments	$(23	) $	(163	) $	(8,447)
Total Dividends and Distributions	$(23	) $	(163	) $	(8,447)
Year Ended August 31, 2018
From net investment income	$(15	) $	(394	) $	(6,389)
From net realized gain on investments	–		–		–
Total Dividends and Distributions	$(15	) $	(394	) $	(6,389)

(a)	As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $7,809.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands															Preferred Securities Fund
													Period Ended						Year Ended
													February 28, 2019						August 31, 2018
Operations
Net investment income (loss)															$133,617		$				290,460
Net realized gain (loss) on investments , Foreign currencies, Futures and Options and Swaptions															(13,294)						692
Net change in unrealized appreciation/depreciation of investments, Futures and Options and Swaptions															(82,924)						(269,081)
			Net Increase (Decrease) in Net Assets Resulting from Operations												37,399						22,071

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments															(148,563)						(294,776)
							Total Dividends and Distributions								(148,563)						(294,776)

Capital Share Transactions
Net increase (decrease) in capital share transactions															(371,787)						46,932
							Total Increase (Decrease) in Net Assets								(482,951)						(225,773)

Net Assets(b)
Beginning of period															5,658,018				5,883,791
End of period .															$5,175,067				$5,658,018

	Class A		Class C		Class J		Class T		Institutional		R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended February 28, 2019
Dollars:
Sold	$109,341		$24,774		$1,343		N/A $		819,953		$50		$134		$253		$332		$117		$ 140,144
Reinvested	14,459		11,209		1,188		N/A		66,454		25		25		64		32		75		15,645
Redeemed	(152,021)		(115,000)		(5,811)		N/A		(1,059,893)		(90)		(353)		(135)		(432)		(993)		(242,676)
Net Increase (Decrease)	$(28,221	) $	(79,017	) $	(3,280)		N/A $		(173,486	) $	(15	) $	(194	) $	182		$(68	) $	(801	) $	(86,887)
Shares:
Sold	11,218		2,547		142		N/A		84,962		5		14		26		34		12		14,528
Reinvested	1,486		1,155		126		N/A		6,881		3		3		7		3		8		1,622
Redeemed	(15,577)		(11,802)		(610)		N/A		(109,852)		(9)		(37)		(14)		(45)		(103)		(25,300)
Net Increase (Decrease)	(2,873)		(8,100)		(342)		N/A		(18,009)		(1)		(20)		19		(8)		(83)		(9,150)
Year Ended August 31, 2018(a)
Dollars:
Sold	$180,232		$53,167		$7,380		$60		$ 1,180,971		$242		$400		$650		$357		$ 1,858		$ 554,564
Reinvested	29,843		22,645		2,498		3		131,282		52		50		117		65		184		27,338
Redeemed	(255,400)		(163,746)		(13,464)		(70)		(1,641,490)		(567)		(339)		(1,007)		(380)		(2,350)		(68,213)
Net Increase (Decrease)	$(45,325	) $	(87,934	) $	(3,586	) $	(7	) $	(329,237	) $	(273	) $	111		$(240	) $	42		$(308) $ 513,689
Shares:
Sold	17,465		5,138		730		6		115,105		24		39		64		35		180		55,403
Reinvested	2,906		2,207		250		–		12,872		5		5		11		6		18		2,681
Redeemed	(24,790)		(15,942)		(1,346)		(7)		(161,921)		(56)		(33)		(98)		(37)		(230)		(6,701)
Net Increase (Decrease)	(4,419)		(8,597)		(366)		(1)		(33,944)		(27)		11		(23)		4		(32)		51,383

Distributions:
Year Ended February 28, 2019
From net investment income and
net realized gain on investments	$(16,535	) $	(13,953	) $	(1,206)		N/A $		(88,853	) $	(25	) $	(43	) $	(64	) $	(32	) $	(76	) $	(27,776)
Total Dividends and Distributions	$(16,535	) $	(13,953	) $	(1,206)		N/A $		(88,853	) $	(25	) $	(43	) $	(64	) $	(32	) $	(76	) $	(27,776)
Year Ended August 31, 2018(a)
From net investment income	$(32,679	) $	(27,558	) $	(2,443	) $	(3	) $	(191,151	) $	(50	) $	(78	) $	(114	) $	(63	) $	(177	) $	(30,570)
From net realized gain on
investments	(1,162)		(1,199)		(88)		–		(6,560)		(2)		(3)		(4)		(2)		(7)		(863)
Total Dividends and Distributions.	$(33,841	) $	(28,757	) $	(2,531	) $	(3	) $	(197,711	) $	(52	) $	(81	) $	(118	) $	(65	) $	(184	) $	(31,433)

(a)	Class T shares discontinued operations on August 24, 2018.
(b)	As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $45,379.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands		Real Estate Debt Income Fund
		Period Ended		Year Ended
	February 28, 2019			August 31, 2018
Operations
Net investment income (loss)		$2,682				$6,747
Net realized gain (loss) on investments .		(2,565)				(1,210)
Net change in unrealized appreciation/depreciation of investments		3,470				(4,694)
Net Increase (Decrease) in Net Assets Resulting from Operations		3,587				843

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments		(2,753)				(6,873)
	Total Dividends and Distributions	(2,753)				(6,873)

Capital Share Transactions
Net increase (decrease) in capital share transactions		(57,761)				1,886
	Total Increase (Decrease) in Net Assets	(56,927)				(4,144)

Net Assets(a)
Beginning of period		187,421				191,565
End of period .		$130,494				$187,421

		Class A Institutional				R-6
Capital Share Transactions:
Period Ended February 28, 2019
Dollars:
Sold		$1,400		$13,663		$406
Reinvested		32		81		2,640
Redeemed		(484)		(9,200)		(66,299)
Net Increase (Decrease)		$948		$4,544		$(63,253)
Shares:
Sold		147		1,459		43
Reinvested		3		9		281
Redeemed		(50)		(979)		(7,053)
Net Increase (Decrease)		100		489		(6,729)
Year Ended August 31, 2018
Dollars:
Sold		$449		$1,707		$14,887
Reinvested		38		75		6,758
Redeemed		(398)		(1,149)		(20,481)
Net Increase (Decrease)		$89		$633		$1,164
Shares:
Sold		47		182		1,572
Reinvested		4		8		715
Redeemed		(42)		(122)		(2,160)
Net Increase (Decrease)		9		68		127

Distributions:
Year Ended February 28, 2019
From net investment income and net realized gain on investments		$(32	) $	(81	) $	(2,640)
Total Dividends and Distributions		$(32	) $	(81	) $	(2,640)
Year Ended August 31, 2018
From net investment income		$(40	) $	(75	) $	(6,758)
From net realized gain on investments		–		–		–
Total Dividends and Distributions		$(40	) $	(75	) $	(6,758)

(a)	As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $73.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands	Small-MidCap Dividend Income Fund
	Period Ended				Year Ended
	February 28, 2019				August 31, 2018
Operations
Net investment income (loss)			$18,906				$65,715
Net realized gain (loss) on investments and Foreign currencies			23,130				328,112
Net change in unrealized appreciation/depreciation of investments and Translation of assets & liabilities in foreign currencies			(267,418)				13,347
Net Increase (Decrease) in Net Assets Resulting from Operations			(225,382)				407,174

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments			(317,616)				(184,407)
	Total Dividends and Distributions		(317,616)				(184,407)

Capital Share Transactions
Net increase (decrease) in capital share transactions			7,119				(577,323)
	Total Increase (Decrease) in Net Assets		(535,879)				(354,556)

Net Assets(a)
Beginning of period			2,846,777				3,201,333
End of period .			$2,310,898				$2,846,777

	Class A		Class C		Institutional		R-6
Capital Share Transactions:
Period Ended February 28, 2019
Dollars:
Sold	$11,005		$2,704		$ 282,889		$2,770
Reinvested	21,839		17,579		259,235		1,167
Redeemed	(44,895)		(23,017)		(523,443)		(714)
Net Increase (Decrease)	$(12,051	) $	(2,734	) $	18,681		$3,223
Shares:
Sold	759		196		19,247		169
Reinvested	1,697		1,386		19,993		90
Redeemed	(2,999)		(1,619)		(35,429)		(49)
Net Increase (Decrease)	(543)		(37)		3,811		210
Year Ended August 31, 2018
Dollars:
Sold	$31,227		$5,894		$ 629,125		$4,252
Reinvested	11,790		8,201		134,249		20,721
Redeemed	(77,617)		(34,533)		(657,937)		(652,695)
Net Increase (Decrease)	$(34,600	) $	(20,438)		$ 105,437		$ (627,722)
Shares:
Sold	1,810		345		36,386		245
Reinvested	689		484		7,815		1,206
Redeemed	(4,516)		(2,029)		(38,208)		(37,647)
Net Increase (Decrease)	(2,017)		(1,200)		5,993		(36,196)

Distributions:
Year Ended February 28, 2019
From net investment income and net realized gain on investments	$(22,991	) $	(18,925) $		(274,533) $		(1,167)
Total Dividends and Distributions	$(22,991	) $	(18,925) $		(274,533) $		(1,167)
Year Ended August 31, 2018
From net investment income	$(2,730	) $	(886	) $	(36,012	) $	(4,664)
From net realized gain on investments	(9,900)		(8,056)		(106,102)		(16,057)
Total Dividends and Distributions	$(12,630	) $	(8,942) $		(142,114) $		(20,721)

(a)	As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $23,804.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands	SystematEx International Fund
	Period Ended	Year Ended
February 28, 2019		August 31, 2018
Operations
Net investment income (loss)	$361			$2,047
Net realized gain (loss) on investments and Foreign currencies	163			8,729
Net change in unrealized appreciation/depreciation of investments and Translation of assets & liabilities in foreign currencies	(2,391)			(7,492)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,867)			3,284

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(7,000)			(3,574)
Total Dividends and Distributions	(7,000)			(3,574)

Capital Share Transactions
Net increase (decrease) in capital share transactions	6,601			(22,334)
Total Increase (Decrease) in Net Assets	(2,266)			(22,624)

Net Assets(a)
Beginning of period	54,112			76,736
End of period .	$51,846			$54,112

	Institutional			R-6
Capital Share Transactions:
Period Ended February 28, 2019
Dollars:
Sold	$	– $		123
Reinvested		40		6,960
Redeemed		–		(522)
Net Increase (Decrease)		$40		$6,561
Shares:
Sold		–		14
Reinvested		4		744
Redeemed		–		(56)
Net Increase (Decrease)		4		702
Year Ended August 31, 2018
Dollars:
Sold		$117		$10,649
Reinvested		8		3,551
Redeemed		(375)		(36,284)
Net Increase (Decrease)		$(250	) $	(22,084)
Shares:
Sold		9		841
Reinvested		1		286
Redeemed		(31)		(2,962)
Net Increase (Decrease)		(21)		(1,835)

Distributions:
Year Ended February 28, 2019
From net investment income and net realized gain on investments		$(40	) $	(6,960)
Total Dividends and Distributions		$(40	) $	(6,960)
Year Ended August 31, 2018
From net investment income		$(13	) $	(2,013)
From net realized gain on investments		(10)		(1,538)
Total Dividends and Distributions		$(23	) $	(3,551)

(a)	As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $1,337.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands		SystematEx Large Value Fund
		Period Ended	Year Ended
	February 28, 2019		August 31, 2018
Operations
Net investment income (loss)		$167	$205
Net realized gain (loss) on investments .		145	412
Net change in unrealized appreciation/depreciation of investments		(755)	690
Net Increase (Decrease) in Net Assets Resulting from Operations		(443)	1,307

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments		(657)	(521)
	Total Dividends and Distributions	(657)	(521)

Capital Share Transactions
Net increase (decrease) in capital share transactions		20	130
	Total Increase (Decrease) in Net Assets	(1,080)	916

Net Assets(a)
Beginning of period		10,365	9,449
End of period .		$9,285	$10,365

			R-6
Capital Share Transactions:
Period Ended February 28, 2019
Dollars:
Reinvested			20
Net Increase (Decrease)			$20
Shares:
Reinvested			2
Net Increase (Decrease)			2
Year Ended August 31, 2018
Dollars:
Sold			$117
Reinvested			13
Net Increase (Decrease)			$130
Shares:
Sold			9
Reinvested			1
Net Increase (Decrease)			10

Distributions:
Year Ended February 28, 2019
From net investment income and net realized gain on investments			$(657)
Total Dividends and Distributions			$(657)
Year Ended August 31, 2018
From net investment income			$(183)
From net realized gain on investments			(338)
Total Dividends and Distributions			$(521)

(a)	As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $139.

See accompanying notes.

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2019 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue Chip Fund, Bond Market Index Fund, Diversified Real Asset Fund, EDGE MidCap Fund, Global Multi-Strategy Fund, Global Opportunities Fund, InternationalEquity Index Fund, International Small Company Fund, Multi-Manager Equity Long/Short Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund, Preferred Securities Fund, Real Estate Debt Income Fund, Small-MidCap Dividend Income Fund, SystematEx International Fund and SystematEx Large Value Fund (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class C, Class J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6. Information presented in these financial statements pertains to Class J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 classes of shares. Certain detailed financial information for Class A and Class C shares is provided separately.

Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The Funds have not provided financial support, and are not contractually required to provide financial support to any investee.

Effective September 11, 2017, the initial purchase of $10,000 of Class J shares of Blue Chip Fund was made by the Principal Global Investors, LLC (the “Manager”).

Effective September 29, 2017, Blue Chip Fund acquired all the assets and assumed all the liabilities of LargeCap Growth Fund II, a series of the Fund, pursuant to a plan of reorganization approved by shareholders September 20, 2017. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 68,251,000 shares from LargeCap Growth Fund II for 23,823,000 shares valued at $484,960,000 of Blue Chip Fund at an approximate exchange rate of .28, .36, .32, .30, .32, .33, .34 for Class J, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares, respectively. LargeCap Growth Fund II R-1, R-2 and R-3 classes of shares were merged into Blue Chip Fund R-3 class of shares.

The investment securities of LargeCap Growth Fund II, with a fair value of approximately $460,792,000 and a cost of $435,339,000 and $24,277,000 cash were the primary assets acquired by Blue Chip Fund on September 29, 2017. For financial reporting purposes, assets received and shares issued by Blue Chip Fund were recorded at fair value; however, the cost basis of the investments received from LargeCap Growth Fund II were carried forward to align ongoing reporting of Blue Chip Fund. The aggregate net assets of LargeCap Growth Fund II and Blue Chip Fund immediately prior to the acquisition in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) were approximately $484,962,000 ($4,594,000 of accumulated realized gain) and $1,774,803,000 ($67,323,000 of accumulated realized gain), respectively. The aggregate net assets of Blue Chip Fund immediately following the acquisition were $2,259,765,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on September 1, 2017, the beginning of the fiscal year for Blue Chip Fund, Blue Chip Fund’s pro forma results of operations for the period ended August 31, 2018, would have been $1,499,000 of net investment income, $635,281,000 of net realized and unrealized gain on investments, and $636,780,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Growth Fund II that have been included in Blue Chip Fund’s statement of operations since September 29, 2017.

Effective August 24, 2018, Class T shares discontinued operations and were redeemed or liquidated.

Effective December 31, 2018, the initial purchase of $10,000 of Class A shares of EDGE MidCap Fund was made by the Manager.

Effective January 11, 2019, Class C shares discontinued and converted into Class A shares for Global Opportunities Fund and Opportunistic Municipal Fund.

All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2019 (unaudited)

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

SecurityValuation. Certain of the Funds invest in Institutional Class shares of other series of Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements inAmerican depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock

Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2019 (unaudited)

2. Significant Accounting Policies (continued)

The following funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of February 28, 2019:

Diversified Real Asset Fund			Global Multi-Strategy Fund			Global Opportunities Fund
Euro		7.5%	Euro		8.0%	Hong Kong Dollar	7.9%
						British Pound	6.9
						Japanese Yen	6.9
						Canadian Dollar	6.4
						Euro	6.1

	International		International Small
Equity Index Fund				Company Fund		Multi-Manager Equity Long/Short Fund
Euro		30.6%	Japanese Yen		26.0%	Euro	13.7%
Japanese Yen		23.5	Euro		22.4	Japanese Yen	9.0
British Pound		16.5	British Pound		16.7
Swiss Franc		8.5	Canadian Dollar		11.4
Australian Dollar		6.8	Australian Dollar		5.4

Origin Emerging Markets Fund			Small-MidCap Dividend Income Fund			SystematEx International Fund
Hong Kong Dollar		38.5%	Canadian Dollar		6.0%	Euro	33.1%
New Taiwan Dollar		8.3				Japanese Yen	25.6
Brazilian Real		7.7				British Pound	17.5
Thai Baht		6.4				Australian Dollar	8.3
						Swiss Franc	6.9

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Fund will vary. Expenses included in the statements of operations of the Funds do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. With respect to Opportunistic Municipal Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, inverse floating rate securities, options and futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, Real Estate Investment Trusts (“REITs”), utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2019 (unaudited)

2. Significant Accounting Policies (continued) require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended February 28, 2019, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2015-2017.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.

Basis for Consolidation. Diversified Real Asset Fund and Global Multi-Strategy Fund (the “Consolidated Funds”) may invest up to 25% of their total assets in their respective wholly-owned subsidiaries DRA Cayman Corporation and GMS Cayman Corporation (the “Cayman Subsidiaries”) each organized under the laws of the Cayman Islands. The Consolidated Funds are the sole shareholder of their respective Cayman Subsidiaries, and shares of the Cayman Subsidiaries will not be sold or offered to other investors. To the extent that the Consolidated Funds invest in their Cayman Subsidiaries, they will be subject to the particular risks associated with the Cayman Subsidiaries investments, which are discussed in the applicable Prospectus and Statement of Additional Information. The principal purpose of investing in the Cayman Subsidiaries is to allow the Consolidated Funds to gain exposure to the commodity markets within the limitations of federal tax laws applicable to regulated investment companies. Diversified Real Asset Fund’s investment portfolio has been consolidated and includes the portfolio holdings of Diversified RealAsset Fund and its Cayman Subsidiary. Global Multi-Strategy Fund’s investment portfolio has been consolidated and includes the portfolio holdings of Global Multi-Strategy Fund and its Cayman Subsidiary. The consolidated financial statements for Diversified Real Asset Fund include the accounts of Diversified Real Asset Fund and its Cayman Subsidiary and the consolidated financial statements for Global Multi-Strategy Fund include the accounts of Global Multi-Strategy Fund and its Cayman Subsidiary. All intercompany transactions and balances have been eliminated in consolidation. At February 28, 2019, the net assets of the Cayman Subsidiaries were as follows (amounts in thousands):

		Percent of Consolidated Fund’s
	Net Assets	Net Assets
DRA Cayman Corporation	$339,043	8.42%
GMS Cayman Corporation	20,134	1.05

RecentAccounting Pronouncements. Effective August 17, 2018, the U.S. Securities and Exchange Commission (“SEC”) approved a final rule, Disclosure Update and Simplification. The SEC adopted amendments to certain disclosures that have become redundant or superseded in light of other SEC disclosure requirements, U.S. GAAP or changes in the information environment. As of February 28, 2019, the Funds have adopted the new amendments.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of February 28, 2019, the Funds have adopted the removal and modification of disclosures.

In March 2017, the Financial Accounting Standards Board issued ASU No. 2017-08 Premium Amortization on Purchased Callable Debt Securities, which amends the accounting standards to shorten the amortization period of certain purchased callable debt securities to the earliest call date. The ASU is effective for annual and interim periods beginning after December 15, 2018. The Funds will adopt the new amendments for periods beginning after December 15, 2018.

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2019 (unaudited)

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the SEC, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month London Interbank Offered Rate (“LIBOR”) rate plus 1.00%). As of February 28, 2019, Opportunistic Municipal Fund had outstanding borrowings of $260,000. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

During the period ended February 28, 2019, funds lending to the Facility were as follows (amounts in thousands):

	Average Daily	Weighted Average
	Amount Loaned	Annual Interest Rate
Blue Chip Fund	$12	2.57%
Bond Market Index Fund	311	2.97
Diversified Real Asset Fund	255	2.98
EDGE MidCap Fund	32	2.92
Global Multi-Strategy Fund	1,176	2.93
Global Opportunities Fund	13	2.56
International Equity Index Fund	46	2.86
Preferred Securities Fund	77	2.97
Small-MidCap Dividend Income Fund	85	2.78
SystematEx International Fund	1	2.76

During the period ended February 28, 2019, funds’ borrowing from the Facility were as follows (amounts in thousands):

	Average Daily	Weighted Average
	Outstanding Balance	Annual Interest Rate
Blue Chip Fund	$1,119	2.85%
Global Opportunities Fund	97	2.76
International Equity Index Fund	11	2.72
Opportunistic Municipal Fund	94	2.90
Origin Emerging Markets Fund	360	2.75
Preferred Securities Fund	6,296	2.95
Real Estate Debt Income Fund	30	2.88
Small-MidCap Dividend Income Fund	1,264	3.04
SystematEx LargeCap Value Fund	4	2.99

In addition, the Funds (with the exception of Bond Market Index Fund and Diversified Real Asset Fund) participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participating fund based on average net assets.

During the period ended February 28, 2019, funds borrowing against the line of credit were as follows (amounts in thousands):

	Average Daily	Weighted Average
	Borrowing Balance	Annual Interest Rate
Diversified Real Asset Fund	$6	3.55%
Global Multi-Strategy Fund	67	3.51
International Equity Index Fund	5	3.43
Multi-Manager Equity Long/Short Fund	75	2.39
Opportunistic Municipal Fund	3	3.55
Preferred Securities Fund	109	3.55
Real Estate Debt Income Fund	42	3.43
Small-MidCap Dividend Income Fund	90	3.53

The interest expense associated with these borrowings is included in other expenses on the statements of operations. There were no outstanding borrowings as of February 28, 2019.

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2019 (unaudited)

3. Operating Policies (continued)

Commodity Linked Notes. Diversified RealAsset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.

Contingent Convertible Securities. Global Multi-Strategy Fund and Preferred Securities Fund invest in contingent convertible securities (“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation.

If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.

Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.

Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.

The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.

Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

Diversified Real Asset Fund, Global Multi-Strategy Fund and Multi-Manager Equity Long/Short Fund have financial instruments that are subject to Master Netting Agreements or similar agreements.

As of February 28, 2019, financial assets and liabilities subject to Master NettingAgreements or similar agreements were as follows (amounts in thousands):

			Net Market Value of OTC	Collateral (Received)/
	Assets*	Liabilities*	Derivatives	Pledged		Net Exposure
Diversified Real Asset Fund
Australia and New Zealand Banking Group
Foreign Currency Contracts	$277	$—	$277
	$277	$—	$277	$—		$277
Bank of America NA
Foreign Currency Contracts	—	(12)	(12)
Total Return Swaps	—	(198)**	(198)
	$—	$(210)	$(210)	$198	^^	$(12)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2019 (unaudited)

3. Operating Policies (continued)

				Net Market Value of OTC	Collateral (Received)/
	Assets*		Liabilities*	Derivatives	Pledged		Net Exposure
Diversified Real Asset Fund (continued)
Barclays Bank PLC
Foreign Currency Contracts	$3,375		$(3,623)	$(248)
Purchased Interest Rate Swaptions	615		—	615
Written Interest Rate Swaptions	—		(326)	(326)
Written Options	—		(43)	(43)
	$3,990		$(3,992)	$(2)	$2	^^	$—
BNP Paribas
Foreign Currency Contracts	237		(43)	194
	$237		$(43)	$194	$—		$194
Citigroup Inc
Foreign Currency Contracts	37		(62)	(25)
	$37		$(62)	$(25)	$—		$(25)
Deutsche Bank AG
Foreign Currency Contracts	1,379		(851)	528
Purchased Interest Rate Swaptions	200		—	200
Written Interest Rate Swaptions	—		(671)	(671)
Written Options	—		(1)	(1)
	$1,579		$(1,523)	$56	$(56	) ^	$—
Goldman Sachs & Co
Foreign Currency Contracts	21		(44)	(23)
	$21		$(44)	$(23)	$—		$(23)
HSBC Securities Inc
Foreign Currency Contracts	107		(107)	—
	$107		$(107)	$—	$—		$—
JPMorgan Chase
Foreign Currency Contracts	4,164		(5,756)	(1,592)
Purchased Interest Rate Swaptions	271		—	271
Written Interest Rate Swaptions	—		(44)	(44)
Written Options	—		(176)	(176)
	$4,435		$(5,976)	$(1,541)	$1,380	^^	$(161)
M3 Capital Partners
Total Return Swaps	—		(439)**	(439)
	$—		$(439)	$(439)	$—		$(439)
Merrill Lynch
Total Return Swaps	17	**	—	17
	$17		$—	$17	$—		$17
Morgan Stanley & Co
Purchased Interest Rate Swaptions	623		—	623
Written Interest Rate Swaptions	—		(240)	(240)
	$623		$(240)	$383	$(190	) ^	$193
Nomura Securities
Foreign Currency Contracts	1		—	1
	$1		$—	$1	$—		$1
Royal Bank of Scotland
Foreign Currency Contracts	9		(22)	(13)
	$9		$(22)	$(13)	$—		$(13)
Societe Generele
Total Return Swaps	—		(462)**	(462)
	$—		$(462)	$(462)	$462	^^	$—
Toronto Dominion Bank
Foreign Currency Contracts	284		—	284
	$284		$—	$284	$—		$284
Westpac Banking Corporation
Foreign Currency Contracts	—		—	—
	$—		$—	$—	$—		$—
Total OTC	$11,617		$(13,120)	$(1,503)	$1,503	^^	$—

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2019 (unaudited)

3. Operating Policies (continued)

				Net Market Value of OTC	Collateral (Received)/
	Assets*		Liabilities*	Derivatives	Pledged	Net Exposure
Global Multi-Strategy Fund
Bank of America NA
Credit Default Swaps	$37		$—	$37
Equity Basket Swaps	28		—	28
Foreign Currency Contracts	3,877		(7,349)	(3,472)
Interest Rate Swaps	314		(301)	13
Purchased Interest Rate Swaptions	282		—	282
Purchased Options	115		—	115
Synthetic Futures	187		(212)	(25)
Written Options	—		(31)	(31)
	$4,840		$(7,893)	$(3,053)	$ 3,053^^	$—
Bank of New York Mellon
Foreign Currency Contracts	4,162		(1,609)	2,553
	$4,162		$(1,609)	$2,553	$ —	$2,553
Barclays Bank PLC
Credit Default Swaps	—		(223)	(223)
Foreign Currency Contracts	3,182		(4,556)	(1,374)
Interest Rate Swaps	10		(202)	(192)
Purchased Options	418		—	418
Written Options	—		(213)	(213)
	$3,610		$(5,194)	$(1,584)	$ 1,014^^	$(570)
BNP Paribas
Purchased Options	16		—	16
Written Options	—		(76)	(76)
	$16		$(76)	$(60)	$ —	$(60)
Citigroup Inc
Foreign Currency Contracts	3,489		(3,388)	101
Purchased Options	310		—	310
Synthetic Futures	103	**	(141)**	(38)
Written Options	—		(20)	(20)
	$3,902		$(3,549)	$353	$ —	$353
Credit Agricole Co
Purchased Options	47		—	47
	$47		$—	$47	$ —	$47
Credit Suisse
Foreign Currency Contracts	—		(9)	(9)
	$—		$(9)	$(9)	$ —	$(9)
Deutsche Bank AG
Equity Basket Swaps	575		(1,252)	(677)
Foreign Currency Contracts	47		(9)	38
	$622		$(1,261)	$(639)	$ 639^^	$—
Goldman Sachs & Co
Credit Default Swaps	2,398		(1,034)	1,364
Equity Basket Swaps	359		(98)	261
Foreign Currency Contracts	5		(18)	(13)
Purchased Options	349		—	349
Total Return Swaps	74		(44)	30
Written Options	—		(460)	(460)
	$3,185		$(1,654)	$1,531	$ —	$1,531
HSBC Securities Inc
Credit Default Swaps	421		(12)	409
Foreign Currency Contracts	65		(77)	(12)
Purchased Options	47		—	47
Total Return Swaps	652		—	652
Written Options	—		(76)	(76)
	$1,185		$(165)	$1,020	$ —	$1,020
JPMorgan Chase
Credit Default Swaps	—		(74)	(74)
Equity Basket Swaps	55		(13)	42
Foreign Currency Contracts	5		—	5
Purchased Options	361		—	361
	$421		$(87)	$334	$ —	$334
M3 Capital Partners
Purchased Options	120		—	120
Written Options	—		(122)	(122)
	$120		$(122)	$(2)	$ —	$(2)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2019 (unaudited)

3. Operating Policies (continued)

				Net Market Value of OTC	Collateral (Received)/
	Assets*		Liabilities*	Derivatives	Pledged		Net Exposure
Global Multi-Strategy Fund (continued)
Merrill Lynch
Credit Default Swaps	$—		$(20)	$(20)
Currency Swaps	—		(43)	(43)
Foreign Currency Contracts	3		(21)	(18)
Interest Rate Swaps	—		(37)	(37)
Synthetic Futures	134	**	(81)**	53
Written Options	—		(60)	(60)
	$137		$(262)	$(125)	$—		$(125)
Morgan Stanley & Co
Credit Default Swaps	244		(26)	218
Equity Basket Swaps	2,009		(4,003)	(1,994)
Foreign Currency Contracts	127		(27)	100
Purchased Options	188		—	188
Synthetic Futures	14		(7)	7
Total Return Swaps	30		(26)	4
Written Options	—		(225)	(225)
	$2,612		$(4,314)	$(1,702)	$1,702	^^	$—
Nomura Securities
Written Options	—		(24)	(24)
	$—		$(24)	$(24)	$—		$(24)
Standard Chartered Hong Kong
Purchased Options	210		—	210
Written Options	—		(169)	(169)
	$210		$(169)	$41	$—		$41
State Street Financial Global Markets
Foreign Currency Contracts	—		(49)	(49)
	$—		$(49)	$(49)	$—		$(49)
UBS AG
Equity Basket Swaps	187		(21)	166
Foreign Currency Contracts	6		(29)	(23)
Written Options	—		(136)	(136)
	$193		$(186)	$7	$—		$7
Total OTC	$25,262		$(26,623)	$(1,361)	$1,361	^^	$—
Multi-Manager Equity Long/Short Fund
Bank of New York Mellon
Foreign Currency Contracts	16		—	16
	$16		$—	$16	$—		$16
Citigroup Inc
Foreign Currency Contracts	86		(82)	4
	$86		$(82)	$4	$—		$4
Deutsche Bank AG
Equity Basket Swaps	—		(156)	(156)
	$—		$(156)	$(156)	$156	^^	$—
JPMorgan Chase
Foreign Currency Contracts	125		(119)	6
	$125		$(119)	$6	$—		$6
Merrill Lynch
Total Return Swaps	8		—	8
	$8		$—	$8	$—		$8
Morgan Stanley & Co
Equity Basket Swaps	1,496		(442)	1,054
Foreign Currency Contracts	8,178		(4,987)	3,191
Synthetic Futures	10		—	10
Total Return Swaps	—		(3)	(3)
	$9,684		$(5,432)	$4,252	$—		$4,252
Total OTC	$9,919		$(5,789)	$4,130	$—		$4,130

*	Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the Statement of Assets and Liabilities.
**	Contains derivatives owned by the Cayman Subsidiary.
^	The counterparty has pledged cash or securities to the fund as collateral in a segregated account which is not included in the assets of the fund.
^^	The fund has pledged securities or cash to the counterparty as collateral which may be in excess of the amount owed to the counterparty.

		Notes to Financial Statements
		Principal Funds, Inc.
		February 28, 2019 (unaudited)

3. Operating Policies (continued)

Financial Derivative Instrument: Repurchase Agreements and Reverse Repurchase Agreements
Global Multi-Strategy Fund

	Repurchase Agreement	Payable for Reverse		Collateral
Counterparty	Proceeds to be Received	Repurchase Agreements	Net Receivable/(Payable)	(Received)/Pledged	Net Exposure
Barclays Bank	$6,454	$(5,502)	$952	$(819)	$133
Merrill Lynch	223,548	(447,062)	(223,514)	195,748	(27,766)

Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for OTC Derivatives. Master Securities Forward Transaction Agreements (“MSFTA”) accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and “to-be-announced” (“TBA”) securities. Certain of the Funds may pledge cash to a broker for securities sold short and repurchase agreements.

For period ended February 28, 2019, deposits with counterparty were as follows (amounts in thousands):

		FCM (Futures		ISDA (OTC	Total Deposits with
	Repurchase Agreements	and Cleared Swaps)	Shorts	Derivatives)	Counterparty
Diversified Real Asset Fund	$—	$2,668	$—	$10,891	$13,559
Global Multi-Strategy Fund	4,803	26,325	245,132	87,055	363,315
International Equity Index Fund	—	283	—	—	283
Multi-Manager Equity Long/Short
Fund	—	4,011	71,007	12,070	87,088
Preferred Securities Fund	—	2,002	—	—	2,002

Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.

As of February 28, 2019, deposits from counterparty were as follows (amounts in thousands):

		Total Deposits from
	ISDA (OTC Derivatives)	Counterparty
Diversified Real Asset Fund	$1,190	$1,190
Global Multi-Strategy Fund	319	319
Multi-Manager Equity Long/Short
Fund	760	760

Floating Rate Notes Issued in Conjunction with Securities Held. Opportunistic Municipal Fund has entered into transactions in which the fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statement of assets and liabilities. The fund holds the “floating rate notes issued” in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of period end, the “floating rate notes issued” payable is categorized as Level 2 within the disclosure hierarchy. The balance of the floating rate notes issued as of February 28, 2019 was $5,428,000. The average outstanding balance for the liability during the period ended February 28, 2019 was $6,521,000 at a weighted average annual interest rate of 2.30%. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2019 (unaudited)

3. Operating Policies (continued) fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Options Contracts. During the period, Diversified Real Asset Fund, Global Multi-Strategy Fund, and Preferred Securities Fund wrote call and put options on swaps, securities, indices and currencies they own or in which they may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedule of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2019 (unaudited)

3. Operating Policies (continued) value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the funds' schedules of investments.

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

In addition, Global Multi-Strategy Fund may enter into repurchase agreements with certain counterparties that are collateralized by assets other than U.S. government or U.S. government agency securities. The collateral pledged by the counterparty under these repurchase agreements is maintained in a segregated account at the counterparty’s custodian. After entering into the repurchase agreement, the fund may sell short the security pledged by the counterparty as collateral in anticipation of a decline in market value. Upon the settlement of the short sale, the fund will unwind the repurchase agreement.

Although the repurchase agreements are typically open-ended through the maturity date of the collateral, the fund has a right to terminate the repurchase agreement at any time with two days’notice. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee and the amount is recorded as interest expense on the statement of operations.

Global Master Repurchase Agreements govern the repurchase and reverse repurchase transactions between the fund and the counterparty. Collateral requirements for certain counterparties may be determined on a total exposure basis, rather than on an individual repurchase agreement or reverse repurchase agreement basis in order to determine the collateral to be received or pledged.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Reverse RepurchaseAgreements. Global Multi-Strategy Fund has entered into reverse repurchase agreements. Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the fund, and are subject to the fund’s restrictions on borrowing. Reverse repurchase agreements may increase the volatility of a fund and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. While a reverse repurchase agreement is outstanding, the Fund will maintain cash or appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the sub-advisor deems creditworthy. The fund must segregate assets in an amount equal to the amount the fund owes pursuant to the terms of the reverse repurchase agreements. Reverse repurchase agreements are shown as a separate line item on the statements of assets and liabilities. Interest payments made are shown as reverse repurchase agreement interest expense on the statements of operations. The fund holds reverse repurchase agreements in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of period end, the reverse repurchase agreements payable is categorized as Level 2 within the disclosure hierarchy. The average amount of borrowings outstanding during the period ended February 28, 2019 was $286,828,000 at a weighted average interest rate of 2.154%. The following table shows a breakdown of the obligations owed by fund, security type sold and remaining maturity for the reverse repurchase agreements.

		Remaining	Payable for Reverse
Fund	Security Type	Contractual Tenor	Repurchase Agreement
Global Multi-Strategy Fund	U.S. Treasury and Agency Securities	Overnight and Continuous	$400,226
Global Multi-Strategy Fund	Foreign Corporate Bond	Greater than 90 Days	52,338
	Gross amount of recognized liabilities for reverse repurchase agreements		$452,564

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2019 (unaudited)

3. Operating Policies (continued) the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on commitments on the statements of assets and liabilities as applicable. As of February 28, 2019, the commitments were as follows (amounts in thousands):

	Unfunded Loan Commitment	Unrealized gain/loss
Diversified Real Asset Fund	$179	$1
Global Multi-Strategy Fund	113	1

Short Sales. Bond Market Index Fund, Global Multi-Strategy Fund, and Multi-Manager Equity Long/Short Fund entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments.

The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statements of operations.

Swap Agreements. Diversified Real Asset Fund, Global Multi-Strategy Fund, and Multi-Manager Equity Long/Short Fund invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2019 (unaudited)

3. Operating Policies (continued)

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.

If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.

The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2019 (unaudited)

3. Operating Policies (continued)

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of February 28, 2019 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.

Synthetic futures, which are total return swaps on futures contracts, along with equity basket swaps generally involve the commitment to receive positive returns or pay negative returns on a specified reference security, basket of securities, security index or index component, without actually owning the underlying position.

Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.

Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.

Certain collateral amounts relate to exchange cleared swaps which are not subject to master netting agreements with counterparties.

To BeAnnounced Securities. The Funds may trade portfolio securities on a TBAor when-issued basis. In a TBAor when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Underlying Funds. An Underlying Fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an Underlying Fund, the loss of assets to the Underlying Fund could result in increased expense ratios for that fund.

The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc. and some of the Underlying Funds. Principal Real Estate Investors, LLC serves as sub-advisor to some of the Underlying Funds. The Manager is committed to minimizing the potential impact of Underlying Fund risk on Underlying Funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of February 28, 2019, series of the Fund and Principal Variable Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding shares of the Funds listed below:

Total Percentage of
Fund	Outstanding Shares Owned
Blue Chip Fund	60.95%
Bond Market Index Fund	84.98
Diversified Real Asset Fund	15.03
EDGE MidCap Fund	97.05
Global Multi-Strategy Fund	47.27
International Equity Index Fund	52.07
International Small Company Fund	89.65
Multi-Manager Equity Long/Short Fund	29.44
Origin Emerging Markets Fund	59.01
Preferred Securities Fund	7.88
Real Estate Debt Income Fund	92.70

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2019 (unaudited)

3. Operating Policies (continued)

Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):

	Asset Derivatives February 28, 2019		Liability Derivatives February 28, 2019
Derivatives not accounted for
as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Diversified Real Asset Fund
Commodity contracts	Receivables, Total distributable earnings (accumulated	$ 13,932* Payables, Total distributable earnings (accumulated loss)		$7,489	*
	loss)
Foreign exchange contracts	Receivables	$9,891	Payables	$10,733
Interest rate contracts	Receivables, Total distributable earnings (accumulated	$3,172* Payables, Total distributable earnings (accumulated loss)		$4,658	*
	loss)
	Total	$ 26,995		$22,880
Global Multi-Strategy Fund
Credit contracts	Receivables, Total distributable earnings (accumulated	$3,187* Payables, Total distributable earnings (accumulated loss)		$2,049	*
	loss)
Commodity contracts	Receivables, Total distributable earnings (accumulated	$237 Payables, Total distributable earnings (accumulated loss)		$185
	loss)
Equity contracts	Receivables, Total distributable earnings (accumulated	$7,750* Payables, Total distributable earnings (accumulated loss)		$15,680	*
	loss)
Foreign exchange contracts	Receivables	$ 17,149	Payables	$18,796
Interest rate contracts	Receivables, Total distributable earnings (accumulated	$5,883* Payables, Total distributable earnings (accumulated loss)		$5,164	*
	loss)
	Total	$ 34,206		$41,874
International Equity Index Fund
Equity contracts	Receivables, Total distributable earnings (accumulated	$386* Payables, Total distributable earnings (accumulated loss)		$—
	loss)
Multi-Manager Equity Long/Short Fund
Equity contracts	Receivables, Total distributable earnings (accumulated	$3,498* Payables, Total distributable earnings (accumulated loss)		$2,383	*
	loss)
Foreign exchange contracts	Receivables	$8,405	Payables	$5,188
	Total	$ 11,903		$7,571
Preferred Securities Fund
Interest rate contracts	Receivables, Total distributable earnings (accumulated	$3,719 Payables, Total distributable earnings (accumulated loss)		$2,637	*
	loss)

* Includes cumulative unrealized appreciation/depreciation of futures and exchange cleared swap contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

		Net Realized Gain or (Loss) on	Net Change in Unrealized Appreciation/
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Derivatives Recognized in Statement of (Depreciation) of Derivatives Recognized
as hedging instruments	Recognized in Statement of Operations	Operations		in Statement of Operations
Diversified Real Asset Fund
Commodity contracts	Net realized gain (loss) from Futures contracts $	(38,032)		$2,285
	and Swap agreements/Net change in unrealized
	appreciation/(depreciation) of Futures contracts
	and Swap agreements
Foreign exchange contracts	Net realized gain (loss) from Investment $	(169)		$387
	transactions, Foreign currency contracts, and
	Options and swaptions/Net change in unrealized
	appreciation/(depreciation) of Investments,
	Foreign currency contracts, and Options and
	swaptions,

	Notes to Financial Statements
Principal Funds, Inc.
February 28, 2019 (unaudited)

3. Operating Policies (continued)

		Net Realized Gain or (Loss) on	Net Change in Unrealized Appreciation/
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Derivatives Recognized in Statement of (Depreciation) of Derivatives Recognized
as hedging instruments	Recognized in Statement of Operations	Operations	in Statement of Operations
Diversified Real Asset Fund
(continued)
Interest rate contracts	Net realized gain (loss) from Investment	$67	$(1,888)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Net change
	in unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
	Total	$(38,134)	$784
Global Multi-Strategy Fund
Credit contracts	Net realized gain (loss) from Swap agreements/	$(907)	$(2,334)
	Net change in unrealized appreciation/
	(depreciation) of Swap agreements
Commodity contracts	Net realized gain (loss) from Swap agreements/	$(187)	$(1,081)
	Net change in unrealized appreciation/
	(depreciation) of Swap agreements
Equity contracts	Net realized gain (loss) from Investment	$5,473	$(6,050)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Net change
	in unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
Foreign exchange contracts	Net realized gain (loss) from Investment	$11,002	$(7,043)
	transactions, Foreign currency contracts, Options
	and swaptions, and Swap agreements/Net change
	in unrealized appreciation/(depreciation) of
	Investments, Foreign currency contracts, Options
	and swaptions, and Swap agreements
Interest rate contracts	Net realized gain (loss) from Investment	$(7,779)	$(46)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Net change
	in unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
	Total	$7,602	$(16,554)
International Equity Index Fund
Equity contracts	Net realized gain (loss) from Futures contracts/	$(488)	$447
	Net change in unrealized appreciation/
	(depreciation) of Futures contracts
Multi-Manager Equity Long/Short Fund
Equity contracts	Net realized gain (loss) from Futures contracts	$(5,407)	$340
	and Swap agreements/Net change in unrealized
	appreciation/(depreciation) of Futures contracts
	and Swap agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign currency	$(401)	$1,333
	contracts/Net change in unrealized appreciation/
	(depreciation) of Foreign currency contracts
	Total	$(5,808)	$1,673
Preferred Securities Fund
Interest rate contracts	Net realized gain (loss) from Investment	$(6,578)	$1,581
	transactions, Futures contracts, and Options and
	swaptions/Net change in unrealized appreciation/
	(depreciation) of Investments, Futures contracts,
	and Options and swaptions

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund and Global Multi-Strategy Fund. The Preferred Securities Fund uses long and short U.S. Treasury futures contracts to mitigate interest rate volatility. The notional values of the futures contracts will vary in accordance with changing duration of these funds.

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2019 (unaudited)

3. Operating Policies (continued)

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the period ended February 28, 2019:

Contract Type	Derivative Type	Average Notional (’000)
Diversified Real Asset Fund
Commodity Contracts	Futures - Long	$515,061
	Futures - Short	358,253
	Total Return Swaps - Receive Floating Rate	246,656
Foreign Exchange Contracts	Foreign Currency Contracts - Contracts to Accept	718,486
	Foreign Currency Contracts - Contracts to Deliver	757,840
	Purchased Options	16,832
	Written Options	76,345
Interest Rate Contracts	Exchange Cleared Interest Rate Swaps - Pay Floating Rate	409,919
	Exchange Cleared Interest Rate Swaps - Receive Floating Rate	230,001
	Futures - Long	59,928
	Futures - Short	82,292
	Interest Rate Swaps - Pay Floating Rate	1,118
	Interest Rate Swaps - Receive Floating Rate	13,366
	Purchased Capped Options	34,560
	Purchased Interest Rate Swaptions	132,326
	Purchased Options	597
	Written Capped Options	39,000
	Written Interest Rate Swaptions	457,705
	Written Options	549
Global Multi-Strategy Fund
Commodity Contracts	Synthetic Futures – Long	7,045
	Synthetic Futures - Short	11,049
Credit Contracts	Credit Default Swaps – Buy Protection	89,057
	Credit Default Swaps – Sell Protection	5,428
	Exchange Cleared Credit Default Swaps – Buy Protection	29,560
	Exchange Cleared Credit Default Swaps – Sell Protection	10,101
Equity Contracts	Futures - Long	158,133
	Futures - Short	195,573
	Purchased Options	435
	Synthetic Futures - Long	4,966
	Synthetic Futures - Short	7,821
	Total Return Equity Basket Swaps	589,639
	Total Return Swaps – Pay Floating Rate	4,478
	Total Return Swaps – Receive Floating Rate	7,915
	Written Options	363
Foreign Exchange Contracts	Currency Swaps - Contracts to Accept	5,904
	Currency Swaps - Contracts to Deliver	5,793
	Foreign Currency Contracts - Contracts to Accept	1,004,753
	Foreign Currency Contracts - Contracts to Deliver	1,370,330
	Purchased Options	186,179
	Written Options	92,488
Interest Rate Contacts	Exchange Cleared Interest Rate Swaps - Pay Floating Rate	527,417
	Exchange Cleared Interest Rate Swaps - Receive Floating Rate	309,449
	Futures - Long	1,193,873
	Futures - Short	1,073,054
	Interest Rate Swaps - Pay Floating Rate	34,166
	Interest Rate Swaps - Receive Floating Rate	33,768
	Purchased Interest Rate Swaptions	48,499
	Purchased Options	6,455
	Synthetic Futures - Long	46,370
	Synthetic Futures - Short	94,246
	Total Return Swaps – Receive Floating Rate	26,731
	Written Interest Rate Swaptions	24,000
	Written Options	4,009
International Equity Index Fund
Equity Contracts	Futures - Long	5,000

	Notes to Financial Statements
	Principal Funds, Inc.
	February 28, 2019 (unaudited)

3. Operating Policies (continued)

Contract Type	Derivative Type	Average Notional (’000)
Multi-Manager Equity Long/Short Fund
Equity Contracts	Futures - Long	$35,261
	Futures - Short	33,912
	Synthetic Futures - Long	1,151
	Synthetic Futures - Short	28
	Total Return Equity Basket Swaps	209,510
	Total Return Swaps – Receive Floating Rate	894
Foreign Exchange Contracts	Foreign Currency Contracts - Contracts to Accept	122,032
	Foreign Currency Contracts - Contracts to Deliver	156,819
Origin Emerging Markets Fund
Equity Contracts	Futures - Long	20,808
Preferred Securities Fund
Equity Contracts	Futures - Long	72,234
	Futures - Short	96,976
	Purchased Options	3,875
	Written Options	3,413

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and U.S. Government and Government Agency Obligations.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.

Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2019 (unaudited)

4. Fair Valuation (continued) market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (“the Pricing Group”) who reports to the Valuation Committee relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Blue Chip Fund
Common Stocks*	$3,501,658	$—	$—	$3,501,658
Investment Companies	10,958	—	—	10,958
Total investments in securities $	3,512,616	$—	$—	$3,512,616

Bond Market Index Fund
Bonds*	—	610,543	—	610,543
Investment Companies	97,808	—	—	97,808
Municipal Bonds*	—	12,796	—	12,796
U.S. Government & Government Agency Obligations*	—	1,245,212	—	1,245,212
Total investments in securities $	97,808	$1,868,551	$—	$1,966,359
Short Sales
U.S. Government & Government Agency Obligations	—	(205)	—	(205)
Total Short Sales $	—	$(205)	$—	$(205)

Diversified Real Asset Fund
Bonds*	—	311,538	—	311,538
Commodity Indexed Structured Notes*	—	18,586	—	18,586
Common Stocks
Basic Materials	170,669	182,095	—	352,764
Communications	1,323	1,914	—	3,237
Consumer, Cyclical	24,098	11,284	—	35,382
Consumer, Non-cyclical	44,607	101,070	77	145,754
Diversified	—	2,449	—	2,449
Energy	464,136	117,010	122	581,268
Financial	252,786	178,072	—	430,858
Industrial	74,364	91,530	594	166,488

	Notes to Financial Statements
	Principal Funds, Inc.
	February 28, 2019 (unaudited)

4. Fair Valuation (continued)

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)
Diversified Real Asset Fund
Technology	$7,334	$—	$—	$7,334
Utilities	173,586	190,342	—	363,928
Convertible Bonds*	—	276	—	276
Investment Companies	101,222	—	—	101,222
Preferred Stocks	6,041	—	—	6,041
Senior Floating Rate Interests*	—	572,930	—	572,930
U.S. Government & Government Agency Obligations*	—	914,450	—	914,450
Purchased Interest Rate Swaptions	—	1,709	—	1,709
Purchased Capped Options	—	26	—	26
Purchased Options	34	—	—	34
Total investments in securities $	1,320,200	$2,695,281	$793	$4,016,274
Assets
Commodity Contracts
Futures**	13,915	—	—	13,915
Total Return Swaps	—	17	—	17
Foreign Exchange Contracts
Foreign Currency Contracts	—	9,891	—	9,891
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps**	—	1,268	—	1,268
Futures**	135	—	—	135
Liabilities
Commodity Contracts
Futures**	(6,390)	—	—	(6,390)
Total Return Swaps	—	(1,099)	—	(1,099)
Foreign Exchange Contracts
Foreign Currency Contracts	—	(10,520)	—	(10,520)
Written Options	—	(213)	—	(213)
Interest Rate Contracts
Capped Options	—	(7)	—	(7)
Exchange Cleared Interest Rate Swaps**	—	(2,250)	—	(2,250)
Futures**	(1,096)	—	—	(1,096)
Interest Rate Swaptions	—	(1,281)	—	(1,281)
Written Options	(24)	—	—	(24)

EDGE MidCap Fund
Common Stocks*	638,676	—	—	638,676
Investment Companies	10,045	—	—	10,045
Total investments in securities $	648,721	$—	$—	$648,721

Global Multi-Strategy Fund
Bonds*	—	698,050	1,980	700,030
Common Stocks
Basic Materials	15,278	27,508	—	42,786
Communications	42,646	15,006	247	57,899
Consumer, Cyclical	31,662	43,553	42	75,257
Consumer, Non-cyclical	55,148	42,591	—	97,739
Diversified	82	1,470	—	1,552
Energy	14,923	6,386	—	21,309
Financial	69,333	43,154	2,448	114,935
Industrial	46,566	41,632	—	88,198
Technology	46,862	13,445	1	60,308
Utilities	3,985	8,949	4,982	17,916
Convertible Bonds*	—	75,687	—	75,687
Convertible Preferred Stocks
Communications	—	—	185	185
Consumer, Cyclical	—	—	52	52
Consumer, Non-cyclical	1,083	—	—	1,083
Energy	213	—	—	213
Financial	308	4,144	—	4,452
Industrial	2,871	—	—	2,871
Technology	—	332	—	332

	Notes to Financial Statements
	Principal Funds, Inc.
	February 28, 2019 (unaudited)

4. Fair Valuation (continued)

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)
Global Multi-Strategy Fund
Utilities	$2,513	$—	$—	$2,513
Investment Companies	264,672	563	—	265,235
Municipal Bonds*	—	681	—	681
Preferred Stocks
Basic Materials	—	854	—	854
Communications	—	—	1,201	1,201
Consumer, Cyclical	—	1,568	—	1,568
Financial	282	—	903	1,185
Industrial	—	—	1	1
Technology	—	—	149	149
Repurchase Agreements*	—	230,002	—	230,002
Senior Floating Rate Interests*	—	132,389	—	132,389
U.S. Government & Government Agency Obligations*	—	492,682	—	492,682
Purchased Interest Rate Swaptions	—	282	—	282
Purchased Options	2,817	2,181	—	4,998
Total investments in securities $	601,244	$1,883,109	$12,191	$2,496,544
Short Sales
Bonds	—	(45,639)	—	(45,639)
Common Stocks
Basic Materials	(2,745)	(9,465)	—	(12,210)
Communications	(16,126)	(6,224)	—	(22,350)
Consumer, Cyclical	(8,375)	(18,962)	—	(27,337)
Consumer, Non-cyclical	(21,680)	(15,537)	—	(37,217)
Diversified	—	(696)	—	(696)
Energy	(7,111)	(2,211)	—	(9,322)
Financial	(18,006)	(21,811)	—	(39,817)
Industrial	(16,267)	(17,713)	—	(33,980)
Technology	(28,435)	(2,017)	—	(30,452)
Utilities	(6,548)	(5,290)	—	(11,838)
Convertible Bonds	—	(2,242)	—	(2,242)
Investment Companies	(3,182)	—	—	(3,182)
U.S. Government & Government Agency Obligations	—	(269,985)	—	(269,985)
Total Short Sales	(128,475)	(417,792)	—	(546,267)
Assets
Credit Contracts
Credit Default Swaps	—	3,100	—	3,100
Exchange Cleared Credit Default Swaps**	—	87	—	87
Commodity Contracts
Synthetic Futures	—	237	—	237
Equity Contracts
Futures**	2,052	—	—	2,052
Synthetic Futures	—	14	—	14
Total Return Swaps	—	104	—	104
Total Return Equity Basket Swaps	—	3,213	—	3,213
Foreign Exchange Contracts
Foreign Currency Contracts	—	14,968	—	14,968
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps**	—	1,905	—	1,905
Futures**	2,083	—	—	2,083
Interest Rate Swaps	—	324	—	324
Synthetic Futures	—	187	—	187
Total Return Swaps	—	652	—	652
Liabilities
Credit Contracts
Credit Default Swaps	—	(1,389)	—	(1,389)
Exchange Cleared Credit Default Swaps**	—	(660)	—	(660)
Commodity Contracts
Synthetic Futures	—	(185)	—	(185)
Equity Contracts
Futures**	(9,073)	—	—	(9,073)
Synthetic Futures	—	(44)	—	(44)
Total Return Swaps	—	(70)	—	(70)
Total Return Equity Basket Swaps	—	(5,387)	—	(5,387)
Written Options	(1,106)	—	—	(1,106)
Foreign Exchange Contracts

	Notes to Financial Statements
	Principal Funds, Inc.
	February 28, 2019 (unaudited)

4. Fair Valuation (continued)

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)
Global Multi-Strategy Fund
Foreign Currency Contracts	$—	$(17,141)	$—	$(17,141)
Currency Swaps	—	(43)	—	(43)
Written Options	—	(1,612)	—	(1,612)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps**	—	(1,919)	—	(1,919)
Futures**	(2,198)	—	—	(2,198)
Interest Rate Swaps	—	(540)	—	(540)
Synthetic Futures	—	(212)	—	(212)
Written Options	(295)	—	—	(295)

Global Opportunities Fund
Common Stocks
Basic Materials	—	520	—	520
Communications	2,117	715	—	2,832
Consumer, Cyclical	1,563	1,297	—	2,860
Consumer, Non-cyclical	2,288	1,055	—	3,343
Energy	985	798	—	1,783
Financial	1,941	2,048	—	3,989
Industrial	960	1,083	—	2,043
Technology	961	429	—	1,390
Utilities	369	137	—	506
Investment Companies	148	—	—	148
Total investments in securities $	11,332	$8,082	$—	$19,414

International Equity Index Fund
Common Stocks
Basic Materials	—	67,987	—	67,987
Communications	365	61,605	—	61,970
Consumer, Cyclical	438	125,272	—	125,710
Consumer, Non-cyclical	2,354	252,905	—	255,259
Diversified	—	5,948	—	5,948
Energy	—	60,535	—	60,535
Financial	—	238,633	—	238,633
Industrial	428	129,412	—	129,840
Technology	3,548	38,553	—	42,101
Utilities	—	39,375	—	39,375
Investment Companies	22,773	—	—	22,773
Preferred Stocks
Basic Materials	—	239	—	239
Consumer, Cyclical	—	3,505	—	3,505
Consumer, Non-cyclical	—	1,352	—	1,352
Industrial	—	428	—	428
Total investments in securities $	29,906	$1,025,749	$—	$1,055,655
Assets
Equity Contracts
Futures**	386	—	—	386

International Small Company Fund
Common Stocks
Basic Materials	20,728	41,359	—	62,087
Communications	6,339	37,025	—	43,364
Consumer, Cyclical	9,210	113,385	—	122,595
Consumer, Non-cyclical	15,256	139,560	—	154,816
Diversified	—	6,719	—	6,719
Energy	12,440	19,276	—	31,716
Financial	14,667	178,626	—	193,293
Industrial	19,245	136,691	—	155,936
Technology	13,814	43,632	—	57,446
Utilities	5,163	17,653	—	22,816
Investment Companies	32,802	—	—	32,802
Total investments in securities $	149,664	$733,926	$—	$883,590

	Notes to Financial Statements
	Principal Funds, Inc.
	February 28, 2019 (unaudited)

4. Fair Valuation (continued)

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Multi-Manager Equity Long/Short Fund
Common Stocks
Basic Materials	$3,219	$2,061	$—	$5,280
Communications	11,302	1,599	—	12,901
Consumer, Cyclical	17,868	8,146	—	26,014
Consumer, Non-cyclical	45,482	11,725	—	57,207
Energy	9,257	4,337	—	13,594
Financial	27,999	13,563	—	41,562
Industrial	22,286	17,356	—	39,642
Technology	17,354	9,028	—	26,382
Utilities	1,529	4,591	—	6,120
Investment Companies	46,749	—	—	46,749
Preferred Stocks
Consumer, Cyclical	—	1,661	—	1,661
U.S. Government & Government Agency Obligations*	—	11,956	—	11,956
Total investments in securities $	203,045	$86,023	$—	$289,068
Short Sales
Common Stocks
Basic Materials	(2,276)	(1,837)	—	(4,113)
Communications	(3,408)	(931)	—	(4,339)
Consumer, Cyclical	(8,158)	(8,235)	—	(16,393)
Consumer, Non-cyclical	(19,417)	(4,475)	—	(23,892)
Diversified	—	(12)	—	(12)
Energy	(4,383)	(172)	—	(4,555)
Financial	(8,315)	(2,221)	—	(10,536)
Industrial	(6,316)	(9,398)	—	(15,714)
Technology	(11,295)	(1,684)	—	(12,979)
Utilities	(3,569)	(591)	—	(4,160)
Investment Companies	(15,881)	—	—	(15,881)
Total Short Sales	(83,018)	(29,556)	—	(112,574)
Assets
Equity Contracts
Futures**	1,984	—	—	1,984
Synthetic Futures	—	10	—	10
Total Return Equity Basket Swaps	—	1,496	—	1,496
Total Return Swaps	—	8	—	8
Foreign Exchange Contracts
Foreign Currency Contracts	—	8,405	—	8,405
Liabilities
Equity Contracts
Futures**	(1,782)	—	—	(1,782)
Total Return Equity Basket Swaps	—	(598)	—	(598)
Total Return Swaps	—	(3)	—	(3)
Foreign Exchange Contracts
Foreign Currency Contracts	—	(5,188)	—	(5,188)

Opportunistic Municipal Fund
Investment Companies	114	—	—	114
Municipal Bonds*	—	116,123	—	116,123
Total investments in securities $	114	$116,123	$—	$116,237

Origin Emerging Markets Fund
Common Stocks
Basic Materials	25,162	33,811	—	58,973
Communications	27,553	31,872	—	59,425
Consumer, Cyclical	—	30,738	—	30,738
Consumer, Non-cyclical	12,330	17,192	—	29,522
Diversified	—	3,740	—	3,740
Energy	2,011	68,272	—	70,283
Financial	11,762	115,791	—	127,553
Industrial	2,683	39,754	—	42,437
Technology	50,595	34,608	—	85,203

	Notes to Financial Statements
	Principal Funds, Inc.
	February 28, 2019 (unaudited)

4. Fair Valuation (continued)

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)
Origin Emerging Markets Fund
Utilities	$—	$24,368	$—	$24,368
Investment Companies	17,090	—	—	17,090
Total investments in securities $	149,186	$400,146	$—	$549,332

Preferred Securities Fund
Bonds*	—	3,901,750	—	3,901,750
Convertible Preferred Stocks
Financial	34,708	—	—	34,708
Investment Companies	196,706	—	—	196,706
Preferred Stocks
Communications	58,859	125,006	—	183,865
Consumer, Non-cyclical	—	24,266	—	24,266
Financial	573,256	53,361	—	626,617
Government	—	64,512	—	64,512
Industrial	28,362	—	—	28,362
Utilities	151,212	1,449	—	152,661
Purchased Options	3,719	—	—	3,719
Total investments in securities $	1,046,822	$4,170,344	$—	$5,217,166
Liabilities
Interest Rate Contracts
Futures**	(114)	—	—	(114)
Written Options	(2,523)	—	—	(2,523)

Real Estate Debt Income Fund
Bonds*	—	126,702	—	126,702
Investment Companies	5,835	—	—	5,835
Total investments in securities $	5,835	$126,702	$—	$132,537

Small-MidCap Dividend Income Fund
Common Stocks
Basic Materials	99,006	—	—	99,006
Communications	31,693	—	—	31,693
Consumer, Cyclical	337,869	—	—	337,869
Consumer, Non-cyclical	210,270	—	—	210,270
Energy	148,926	—	—	148,926
Financial	796,765	19,925	—	816,690
Government	27,477	—	—	27,477
Industrial	292,093	—	—	292,093
Technology	169,846	—	—	169,846
Utilities	146,718	—	—	146,718
Investment Companies	31,497	—	—	31,497
Total investments in securities $	2,292,160	$19,925	$—	$2,312,085

SystematEx International Fund
Common Stocks
Basic Materials	—	4,813	—	4,813
Communications	—	2,773	—	2,773
Consumer, Cyclical	—	9,214	—	9,214
Consumer, Non-cyclical	107	11,986	—	12,093
Diversified	—	450	—	450
Energy	—	3,724	—	3,724
Financial	117	10,502	—	10,619
Industrial	—	4,073	—	4,073
Technology	—	2,390	—	2,390
Utilities	—	1,139	—	1,139
Investment Companies	333	—	—	333
Total investments in securities $	557	$51,064	$—	$51,621

	Notes to Financial Statements
	Principal Funds, Inc.
	February 28, 2019 (unaudited)

4. Fair Valuation (continued)

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SystematEx Large Value Fund
Common Stocks*	$9,254	$—	$—	$9,254
Investment Companies	25	—	—	25
Total investments in securities $	9,279	$—	$—	$9,279

*For additional detail regarding sector classifications, please see the Schedules of Investments.

**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.

At the end of the period, there were no Funds which had a significant Level 3 balance.

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each fund’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for the Funds are as follows:

		Net Assets of Fund
	First	Next	Next	Over
	$500	$500	$500	$1.5
	million	million	million	billion
EDGE MidCap Fund	.75%	.73%	.71%	.70%
Global Opportunities Fund	.85	.83	.81	.80
International Small Company Fund	1.05	1.03	1.01	1.00
Multi-Manager Equity Long/Short Fund	1.57	1.55	1.53	1.52
Opportunistic Municipal Fund	.50	.48	.46	.45
Origin Emerging Markets Fund	1.20	1.18	1.16	1.15
Real Estate Debt Income Fund	.55	.53	.51	.50
SystematEx International Fund	.60	.58	.56	.55
SystematEx LargeCap Value Fund	.40	.38	.36	.35

			Net Assets of Fund
	First $500	Next $500	Next $500	Next $500	Next $1	Over $3
	million	million	million	million	billion	billion
Blue Chip Fund	.70%	.68%	.66%	.65%	.64%	.63%
Diversified Real Asset Fund	.85	.83	.81	.80	.79	.78
Global Multi-Strategy Fund	1.60	1.58	1.56	1.55	1.54	1.53
Preferred Securities Fund	.75	.73	.71	.70	.69	.68
Small-MidCap Dividend Income Fund	.80	.78	.76	.75	.74	.73

	All Net Assets
Bond Market Index Fund	.25%
International Equity Index Fund	.25

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class C, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pays the Transfer Agent a fee for the services provided in an amount that includes a profit.

The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

			Notes to Financial Statements
			Principal Funds, Inc.
			February 28, 2019 (unaudited)

5. Management Agreement and Transactions with Affiliates (continued)

	Period from September 1, 2018 through February 28, 2019
	Class A		Class C	Institutional		Expiration
Blue Chip Fund	N/A		N/A	.66	%*	December 30, 2019
Bond Market Index Fund	N/A		N/A	.16		December 30, 2019
Diversified Real Asset Fund	1.22%		1.97%	.85		December 30, 2019
EDGE MidCap Fund	1.20	^	N/A	.90		December 30, 2019
Global Multi-Strategy Fund	N/A		2.75	1.63		December 30, 2019
Global Opportunities Fund	1.50		N/A	.85		December 30, 2019
International Equity Index Fund	N/A		N/A	.31		December 30, 2019
International Small Company Fund	1.60		N/A	1.20		December 30, 2019
Multi-Manager Equity Long/Short Fund	2.02		N/A	1.67		December 30, 2019
Opportunistic Municipal Fund	.84	**	N/A	.56	**	December 30, 2019
Origin Emerging Markets Fund	1.60	^^	N/A	1.20	^^	December 30, 2019
Preferred Securities Fund	N/A		N/A	.81		December 30, 2019
Real Estate Debt Income Fund	.99	#	N/A	.69	#	December 30, 2019
Small-MidCap Dividend Income Fund	1.13		1.88	.86		December 30, 2019
SystematEx International Fund	N/A		N/A	.75		December 30, 2019

*	Prior to November 1, 2018, the contractual limit was .81%.
**	Prior to December 31, 2018, the contractual limit was .90% and .62% for Class A and Institutional, respectively.
^	Period from December 31, 2018 to February 28, 2019.
^^	Prior to December 31, 2018, the contractual limit was 1.75% and 1.25% for Class A and Institutional, respectively.
#	Prior to December 31, 2018, the contractual limit was 1.00% and .70% for Class A and Institutional, respectively.

			Period from September 1, 2018 through February 28, 2019
	Class J	R-1	R-2	R-3	R-4	R-5	R-6	Expiration
Bond Market Index Fund	.71%	1.04%	.91%	.73%	.54%	.42%	N/A	December 30, 2019
SystematEx LargeCap Value Fund	N/A	N/A	N/A	N/A	N/A	N/A	.42%	December 30, 2019

In addition, the Manager has contractually agreed to limit certain of the Funds’management and investment advisory fees. The expense limit will reduce the Fund’s management and investment advisory fees by the following amounts:

			Expiration
Blue Chip Fund	.10	%^	December 30, 2020
Bond Market Index Fund	.10		December 30, 2019
Diversified Real Asset Fund	.03		December 30, 2019
Global Multi-Strategy Fund	.04		December 30, 2019
Opportunistic Municipal Fund	.06	*	December 30, 2020
Origin Emerging Markets Fund	.15	*	December 30, 2020
Real Estate Debt Income Fund	.01	*	December 30, 2020

^ Prior to November 1, 2018, there was no contractual limit.

*Prior to December 31, 2018, there was no contractual limit.

In addition, the Manager has contractually agreed to limit R-6 expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:

	Period from September 1, 2018 through February 28, 2019
	R-6		Expiration
Blue Chip Fund	.01%		December 30, 2019
Diversified Real Asset Fund	.02		December 30, 2019
EDGE MidCap Fund	.02		December 30, 2019
Global Multi-Strategy Fund	.02		December 30, 2019
International Equity Index Fund	.04	*	December 30, 2019
International Small Company Fund	.04	*	December 30, 2019
Multi-Manager Equity Long/Short Fund	.02		December 30, 2019
Origin Emerging Markets Fund	.04	*	December 30, 2019
Preferred Securities Fund	.02		December 30, 2019
Real Estate Debt Income Fund	.02		December 30, 2019
Small-MidCap Dividend Income Fund	.02		December 30, 2019
SystematEx International Fund	.04	*	December 30, 2019
*Prior to December 31, 2018, the contractual limit was .02%.

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2019 (unaudited)

5. Management Agreement and Transactions with Affiliates (continued)

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Manager and are settled periodically.

Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively.

The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .12% for Class J shares. The voluntary expense limit may be terminated at any time.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled monthly.

Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated based on the relative net assets of each fund and is shown on the statements of operations.

Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund, Preferred Securities Fund, and Real Estate Debt Income Fund, and 5.50% for Blue Chip Fund, EDGE MidCap Fund, Global Opportunities Fund, International Small Company Fund, Multi-Manager Equity Long/Short Fund, Origin Emerging Markets Fund, and Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by the Distributor for the period ended February 28, 2019, were as follows (amounts in thousands):

	Class A	Class C	Class J
Blue Chip Fund	$241	$12	$2
Bond Market Index Fund	N/A	N/A	–
Diversified Real Asset Fund	6	1	N/A
Global Multi-Strategy Fund	2	3	N/A
Global Opportunities Fund	5	1	N/A
International Small Company Fund	3	N/A	N/A
Multi-Manager Equity Long/Short Fund	–	N/A	N/A
Opportunistic Municipal Fund	9	–	N/A
Origin Emerging Markets Fund	2	N/A	N/A
Preferred Securities Fund	65	20	–
Real Estate Debt Income Fund	2	N/A	N/A
Small-MidCap Dividend Income Fund	18	3	N/A

Effective January 22, 2019, Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 10 years after purchase.

Affiliated Ownership. At February 28, 2019, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor, Principal Securities, Inc., Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows (amounts in thousands):

	Class A	Institutional	R-3	R-4	R-5	R-6
Blue Chip Fund	–	388	–	–	–	26,297
Bond Market Index Fund	N/A	10,668	–	–	–	N/A
Diversified Real Asset Fund	–	102	1	1	1	23,499
EDGE MidCap Fund	1	30	N/A	N/A	N/A	—
Global Multi-Strategy Fund	–	33	N/A	N/A	N/A	7,235
Global Opportunities Fund	–	2,164	N/A	N/A	N/A	N/A
International Equity Index Fund	N/A	–	–	–	–	42,032

		Notes to Financial Statements
			Principal Funds, Inc.
		February 28, 2019 (unaudited)

5. Management Agreement and Transactions with Affiliates (continued)

	Class A Institutional		R-3	R-4	R-5	R-6
International Small Company Fund	–	120	N/A	N/A	N/A	—
Multi-Manager Equity Long/Short Fund	–	5	N/A	N/A	N/A	17,711
Opportunistic Municipal Fund	N/A	32	N/A	N/A	N/A	N/A
Origin Emerging Markets Fund	–	–	N/A	N/A	N/A	17,574
Preferred Securities Fund	–	–	–	–	–	7,765
Real Estate Debt Income Fund	–	83	N/A	N/A	N/A	—
Small-MidCap Dividend Income Fund	–	36	N/A	N/A	N/A	384
SystematEx International Fund	N/A	20	N/A	N/A	N/A	5,153
SystematEx Large Value Fund	N/A	N/A	N/A	N/A	N/A	767

Affiliated Brokerage Commissions. With respect to Preferred Securities Fund, $44,000 of brokerage commission was paid to SAMI Brokerage LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended February 28, 2019.

6. Capital Share Transactions

The following table reflects the conversion of Class C shares into Class A shares (reflected in the statements of changes in net assets as Class C shares and dollars redeemed and Class A dollars sold) for the period ended February 28, 2019 (amounts in thousands).

	Shares	Dollars
Global Opportunities Fund	568	$1,887
Opportunistic Municipal Fund	670	7,020

7. Investment Transactions

For the period ended February 28, 2019, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):

			Covers on Securities
	Purchases	Sales	Sold Short	Securities Sold Short
Blue Chip Fund	$643,519	$343,110	$—	$—
Bond Market Index Fund	682,553	543,168	2,350	1,410
Diversified Real Asset Fund	804,294	874,275	—	—
EDGE MidCap Fund	46,962	47,752	—	—
Global Multi-Strategy Fund	1,965,116	2,381,207	663,800	572,534
Global Opportunities Fund	42,986	708,572	—	—
International Equity Index Fund	156,107	140,673	—	—
International Small Company Fund	193,057	242,866	—	—
Multi-Manager Equity Long/Short Fund	354,250	396,946	124,869	108,592
Opportunistic Municipal Fund	38,007	36,980	—	—
Origin Emerging Markets Fund	136,655	188,309	—	—
Preferred Securities Fund	349,530	813,567	—	—
Real Estate Debt Income Fund	25,250	74,718	—	—
Small-MidCap Dividend Income Fund	261,043	529,972	—	—
SystematEx International Fund	2,556	2,667	—	—
SystematEx Large Value Fund	1,541	1,938	—	—

For the period ended February 28, 2019, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts in thousands):

			Covers on Securities
	Purchases	Sales	Sold Short	Securities Sold Short
Bond Market Index Fund	$680,903	$534,467	$1,857	$1,512
Diversified Real Asset Fund	346,469	382,571	—	—
Global Multi-Strategy Fund	1,612,907	1,402,961	725,493	789,206

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2019 (unaudited)

8. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended February 28, 2019 and August 31, 2018 were as follows (amounts in thousands):

	Ordinary Income		Tax-Exempt Income^ Long-Term Capital Gain*
	2019	2018	2019	2018	2019	2018
Blue Chip Fund	$344	$1,717	$—	$—	$218,577	$65,155
Bond Market Index Fund	42,522	43,188	—	—	—	—
Diversified Real Asset Fund	126,294	89,016	—	—	—	—
EDGE MidCap Fund	9,632	2,589	—	—	25,893	7,165
Global Multi-Strategy Fund	90,848	66,313	—	—	49,328	12,311
Global Opportunities Fund	16,851	78,458	—	—	—	13,245
International Equity Index Fund	28,659	32,425	—	—	8,607	4,624
International Small Company Fund	24,797	45,565	—	—	44,174	4,754
Multi-Manager Equity Long/Short Fund	4,120	10,995	—	—	25,785	6,573
Opportunistic Municipal Fund	—	1	2,195	4,519	—	—
Origin Emerging Markets Fund	8,633	6,798	—	—	—	—
Preferred Securities Fund	148,563	286,109	—	—	—	8,667
Real Estate Debt Income Fund	2,753	6,873	—	—	—	—
Small-MidCap Dividend Income Fund	49,901	85,682	—	—	267,715	98,725
SystematEx International Fund	1,924	2,190	—	—	5,076	1,384
SystematEx Large Value Fund	218	194	—	—	439	327

^ The Funds designate these distributions as exempt interest per IRC Sec. 852(b)(5).

*The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a

15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).

Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of August 31, 2018, the components of distributable earnings/(deficit) on a federal tax basis were as follows

(amounts in thousands):

							Total
	Undistributed Undistributed Undistributed				Net Unrealized	Other	Accumulated
	Ordinary	Tax-Exempt	Long-Term	Accumulated	Appreciation	Temporary	Earnings
	Income	Income	Capital Gains	Losses	(Depreciation)	Differences*	(Deficit)
Blue Chip Fund	$—	$—	$181,038	$—	$855,016	$—	$1,036,054
Bond Market Index Fund	27,041	—	—	(20,379)	(37,012)	—	(30,350)
Diversified Real Asset Fund	91,437	—	—	(121,809)	(4,457)	(1,474)	(36,303)
EDGE MidCap Fund	7,864	—	24,870	—	104,558	—	137,292
Global Multi-Strategy Fund	51,758	—	40,175	—	10,044	(21,756)	80,221
Global Opportunities Fund	16,607	—	83,441	—	81,558	12	181,618
International Equity Index Fund	21,865	—	11,421	—	103,620	—	136,906
International Small Company Fund	24,189	—	47,102	—	102,381	—	173,672
Multi-Manager Equity Long/Short Fund	4,103	—	23,430	—	3,487	(5,716)	25,304
Opportunistic Municipal Fund	—	55	—	(1,831)	1,799	—	23
Origin Emerging Markets Fund	7,809	—	—	(98,210)	97,431	—	7,030
Preferred Securities Fund	5,933	—	—	(8,741)	133,772	40,848	171,812
Real Estate Debt Income Fund	72	—	—	(1,238)	(4,105)	—	(5,271)
Small-MidCap Dividend Income Fund	28,326	—	301,790	—	439,756	—	769,872
SystematEx International Fund	1,601	—	7,743	—	3,671	—	13,015
SystematEx Large Value Fund	140	—	355	—	2,084	—	2,579

*Represents book-to-tax accounting differences related to straddle loss deferrals, constructive sale gain recognition, defaulted securities, inverse floating rate securities, contingent convertible bonds, short sales, and perpetual bonds.

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At August 31, 2018, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

	Short-Term	Long-Term	Total
Bond Market Index Fund	$9,414	$10,965	$20,379
Diversified Real Asset Fund	121,809	—	121,809
Opportunistic Municipal Fund	1,224	607	1,831
Origin Emerging Markets Fund	98,210	—	98,210
Real Estate Debt Income Fund	291	947	1,238

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2019 (unaudited)

8. Federal Tax Information (continued)

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010 on December 22, 2010, will be carried forward with no expiration and with the character of the loss retained.

For the year ended August 31, 2018, the following Funds had utilized capital loss carryforwards as follows (amounts in thousands):

Utilized
Diversified Real Asset Fund	$191,548
International Small Company Fund	566
Opportunistic Municipal Fund	537
Origin Emerging Markets Fund	66,304

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2018, Preferred Securities Fund has an approximate late-year loss deferral of $8,741,000.

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended August 31, 2018, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated
	Undistributed Net	Accumulated Net Realized
	Investment Income	Gain on Investments	Paid in Capital
Blue Chip Fund	$1,531	$27,140	$(28,671)
Bond Market Index Fund	3,162	(3,162)	—
Diversified Real Asset Fund	9,420	(2,895)	(6,525)
EDGE MidCap Fund	1,289	4,615	(5,904)
Global Multi-Strategy Fund	(35,485)	36,250	(765)
Global Opportunities Fund	669	(669)	—
International Equity Index Fund	438	(433)	(5)
International Small Company Fund	5,609	(4,401)	(1,208)
Multi-Manager Equity Long/Short Fund	2,151	(2,151)	—
Opportunistic Municipal Fund	(190)	190	—
Origin Emerging Markets Fund	(465)	465	—
Preferred Securities Fund	(7,183)	(712)	7,895
Real Estate Debt Income Fund	(229)	229	—
Small-MidCap Dividend Income Fund	(3,326)	30,712	(27,386)
SystematEx International Fund	136	(136)	—
SystematEx Large Value Fund	1	274	(275)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2019 (unaudited)

8. Federal Tax Information (continued)

Federal Income Tax Basis. At February 28, 2019, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

				Cost for Federal
	Unrealized	Unrealized	Net Unrealized	Income Tax
	Appreciation	(Depreciation)	Appreciation/(Depreciation)	Purposes
Blue Chip Fund	$798,412	$(62,412)	$736,000	$2,776,616
Bond Market Index Fund	9,815	(32,144)	(22,329)	1,988,688
Diversified Real Asset Fund	170,771	(251,589)	(80,818)	4,107,846
EDGE MidCap Fund	109,137	(31,181)	77,956	570,765
Global Multi-Strategy Fund	125,937	(166,826)	(40,889)	2,517,389
Global Opportunities Fund	1,312	(1,975)	(663)	20,077
International Equity Index Fund	176,321	(122,272)	54,049	1,001,992
International Small Company Fund	94,905	(57,705)	37,200	846,390
Multi-Manager Equity Long/Short Fund	30,127	(30,632)	(505)	288,505
Opportunistic Municipal Fund*	2,747	(1,262)	1,485	109,324
Origin Emerging Markets Fund	94,729	(25,112)	69,617	479,715
Preferred Securities Fund	177,344	(126,497)	50,847	5,167,517
Real Estate Debt Income Fund	2,174	(2,810)	(636)	133,173
Small-MidCap Dividend Income Fund	365,942	(193,604)	172,338	2,139,747
SystematEx International Fund	5,256	(3,975)	1,281	50,340
SystematEx Large Value Fund	1,681	(351)	1,330	7,949

* The Fund holds floating rate securities which are accounted for differently for U.S. GAAP vs. federal income tax purposes. This causes a difference in cost basis and fair market value of investments for tax and U.S. GAAP purposes.

9. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. On March 12, 2019, the Board of Directors approved a Plan of Liquidation and Termination for SystematEx Large Value Fund. There were no other items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments
Blue Chip Fund
February 28, 2019 (unaudited)

COMMON STOCKS - 100.00%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 4.31%			Software - 10.25%
TransDigm Group Inc (a)	347,341	$150,777	Adobe Inc (a)	231,187	$60,687
Banks - 0.79%			Microsoft Corp	1,545,695	173,164
First Republic Bank/CA	262,484	27,556	salesforce.com Inc (a)	765,286	125,239
Beverages - 0.54%					$359,090
Monster Beverage Corp (a)	294,615	18,805	TOTAL COMMON STOCKS		$3,501,658
Biotechnology - 1.00%			INVESTMENT COMPANIES - 0.31%	Shares Held Value (000's)
Illumina Inc (a)	112,138	35,073	Money Market Funds - 0.31%
Chemicals - 3.97%			Principal Government Money Market Fund	10,958,381	10,958
Air Products & Chemicals Inc	147,717	26,763	2.33%(b),(c)
			TOTAL INVESTMENT COMPANIES		$10,958
Linde PLC	542,259	93,941	Total Investments	$3,512,616
Sherwin-Williams Co/The	42,298	18,324	Other Assets and Liabilities - (0.31)%		(10,870)
		$139,028	TOTAL NET ASSETS - 100.00%	$3,501,746
Commercial Services - 10.43%
Ecolab Inc	88,167	14,892
Gartner Inc (a)	136,823	19,470	(a) Non-income producing security
IHS Markit Ltd (a)	333,375	17,726	(b)	Affiliated Security. Security is either an affiliate (and registered under the
Moody's Corp	382,705	66,254	Investment Company Act of 1940) or an affiliate as defined by the Investment
PayPal Holdings Inc (a)	1,654,359	162,243	Company Act of 1940 (controls 5.0% or more of the outstanding voting
S&P Global Inc	422,050	84,566	shares of the security). Please see affiliated sub-schedule for transactional
		$365,151	information.
Diversified Financial Services - 11.71%			(c) Current yield shown is as of period end.
Charles Schwab Corp/The	1,592,398	73,266
Mastercard Inc	720,405	161,926	Portfolio Summary (unaudited)
Visa Inc	1,179,747	174,744	Sector		Percent
		$409,936	Financial		32.78%
Healthcare - Products - 4.02%			Communications		25.24%
Danaher Corp	861,455	109,422	Consumer, Non-cyclical		15.99%
IDEXX Laboratories Inc (a)	149,328	31,513	Technology		11.31%
		$140,935	Consumer, Cyclical		5.95%
Insurance - 8.87%			Industrial		4.31%
Aon PLC	177,205	30,396	Basic Materials		3.97%
Berkshire Hathaway Inc - Class B (a)	1,038,623	209,075	Energy		0.45%
Markel Corp (a)	52,337	52,593	Investment Companies		0.31%
Progressive Corp/The	253,790	18,501	Other Assets and Liabilities		(0.31)%
		$310,565	TOTAL NET ASSETS		100.00%
Internet - 25.24%
Alphabet Inc - A Shares (a)	8,009	9,022
Alphabet Inc - C Shares (a)	250,735	280,803
Amazon.com Inc (a)	188,978	309,892
Booking Holdings Inc (a)	59,998	101,819
Facebook Inc (a)	917,786	148,177
Shopify Inc (a)	181,457	34,323
		$884,036
Lodging - 2.10%
Hilton Worldwide Holdings Inc	885,264	73,565
Pipelines - 0.45%
Kinder Morgan Inc/DE	823,668	15,781
Private Equity - 4.98%
Brookfield Asset Management Inc	3,859,623	174,339
REITs - 6.43%
American Tower Corp	851,753	150,037
Equinix Inc	125,587	53,186
SBA Communications Corp (a)	121,451	21,929
		$225,152
Retail - 3.85%
CarMax Inc (a)	282,747	17,559
Costco Wholesale Corp	85,336	18,666
Restaurant Brands International Inc	712,299	45,025
TJX Cos Inc/The	310,433	15,922
Yum! Brands Inc	397,358	37,550
		$134,722
Semiconductors - 1.06%
NVIDIA Corp	240,810	37,147

See accompanying notes.

Schedule of Investments
Blue Chip Fund
February 28, 2019 (unaudited)

Affiliated Securities	August 31, 2018	Purchases		Sales	February 28, 2019
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.33%	$1,766		$406,534	$397,342		$10,958
	$1,766		$406,534	$397,342		$10,958

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.33%	$73	$—		$—	$ —
	$73	$—		$—	$ —
Amounts in thousands

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2019 (unaudited)

INVESTMENT COMPANIES - 5.20%	Shares Held Value (000's)			Principal
Money Market Funds - 5.20%			BONDS (continued)	Amount (000’s) Value (000’s)
First American Government Obligations Fund	1	$—	Agriculture - 0.40%
2.28%(a)			Altria Group Inc
Principal Government Money Market Fund	97,808,299	97,808	3.80%, 02/14/2024	$500	$502
2.33%(a),(b)			4.00%, 01/31/2024	500	505
		$97,808	4.25%, 08/09/2042	300	242
TOTAL INVESTMENT COMPANIES		$97,808	4.75%, 05/05/2021	500	516
	Principal		4.80%, 02/14/2029	600	599
BONDS - 32.46%	Amount (000's) Value (000's)		5.38%, 01/31/2044	25	23
Advertising - 0.04%			5.80%, 02/14/2039	600	597
Interpublic Group of Cos Inc/The			6.20%, 02/14/2059	250	250
4.20%, 04/15/2024	$50	$50	Archer-Daniels-Midland Co
Omnicom Group Inc / Omnicom Capital Inc			4.02%, 04/16/2043	350	342
3.60%, 04/15/2026	500	483	4.48%, 03/01/2021	8	8
3.63%, 05/01/2022	75	76	BAT Capital Corp
4.45%, 08/15/2020	30	31	2.76%, 08/15/2022	535	521
WPP Finance 2010			3.56%, 08/15/2027	500	458
3.75%, 09/19/2024	75	72	4.54%, 08/15/2047	300	242
		$712	Philip Morris International Inc
Aerospace & Defense - 0.53%			2.38%, 08/17/2022	90	88
Boeing Co/The			2.75%, 02/25/2026	500	471
2.35%, 10/30/2021	1,000	990	2.90%, 11/15/2021	400	400
2.80%, 03/01/2024	200	198	3.25%, 11/10/2024	350	347
3.50%, 03/01/2039	200	189	3.38%, 08/11/2025	350	349
3.83%, 03/01/2059	200	190	4.13%, 03/04/2043	300	269
5.88%, 02/15/2040	100	125	Reynolds American Inc
Embraer Netherlands Finance BV			4.45%, 06/12/2025	220	222
5.05%, 06/15/2025	250	265	5.70%, 08/15/2035	50	49
General Dynamics Corp			5.85%, 08/15/2045	50	48
3.00%, 05/11/2021	200	201	6.15%, 09/15/2043	500	493
3.50%, 05/15/2025	200	204			$7,541
Harris Corp			Airlines - 0.03%
3.83%, 04/27/2025	200	200	American Airlines 2014-1 Class A Pass Through
L3 Technologies Inc			Trust
3.95%, 05/28/2024	178	180	3.70%, 04/01/2028	16	15
4.95%, 02/15/2021	30	31	American Airlines 2016-1 Class AA Pass Through
Lockheed Martin Corp			Trust
3.35%, 09/15/2021	500	505	3.58%, 07/15/2029	229	225
3.55%, 01/15/2026	265	269	Southwest Airlines Co
4.07%, 12/15/2042	105	103	3.00%, 11/15/2026	350	331
4.09%, 09/15/2052	67	65			$571
4.50%, 05/15/2036	685	719	Apparel - 0.03%
4.70%, 05/15/2046	75	80	NIKE Inc
Northrop Grumman Corp			3.88%, 11/01/2045	500	494
2.55%, 10/15/2022	705	693	Automobile Asset Backed Securities - 0.26%
3.20%, 02/01/2027	90	87	Americredit Automobile Receivables Trust 2018-1
3.25%, 08/01/2023	75	75	3.07%, 12/19/2022	1,000	1,003
3.25%, 01/15/2028	640	612	GM Financial Automobile Leasing Trust 2018-1
3.50%, 03/15/2021	30	30	2.61%, 01/20/2021	1,000	999
5.05%, 11/15/2040	500	540	GM Financial Automobile Leasing Trust 2018-2
Raytheon Co			3.06%, 06/21/2021	885	887
3.13%, 10/15/2020	30	30	Nissan Auto Receivables 2017-B Owner Trust
4.70%, 12/15/2041	350	386	1.75%, 10/15/2021	2,000	1,983
Rockwell Collins Inc					$4,872
3.20%, 03/15/2024	75	74	Automobile Manufacturers - 0.50%
4.80%, 12/15/2043	525	528	American Honda Finance Corp
United Technologies Corp			1.70%, 09/09/2021	500	484
2.30%, 05/04/2022	300	292	1.95%, 07/20/2020	500	493
2.65%, 11/01/2026	25	23	Daimler Finance North America LLC
3.65%, 08/16/2023	300	304	8.50%, 01/18/2031	500	682
4.05%, 05/04/2047	300	276	Ford Motor Co
4.13%, 11/16/2028	270	274	4.35%, 12/08/2026	500	453
4.50%, 04/15/2020	550	559	4.75%, 01/15/2043	750	574
4.50%, 06/01/2042	410	405	Ford Motor Credit Co LLC
4.63%, 11/16/2048	135	136	3.34%, 03/18/2021	500	490
6.13%, 07/15/2038	46	54	3.66%, 09/08/2024	725	659
		$9,892	4.25%, 09/20/2022	200	197
			5.88%, 08/02/2021	100	103

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 28, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)			Banks (continued)
General Motors Co			Bank of America Corp (continued)
4.88%, 10/02/2023	$80	$83	5.70%, 01/24/2022	$75	$81
5.00%, 04/01/2035	25	22	5.88%, 02/07/2042	60	73
5.15%, 04/01/2038	160	144	6.11%, 01/29/2037	500	577
5.20%, 04/01/2045	425	370	Bank of Montreal
5.40%, 04/01/2048	375	336	2.35%, 09/11/2022	1,090	1,064
6.25%, 10/02/2043	75	74	2.55%, 11/06/2022	75	74
General Motors Financial Co Inc			3.30%, 02/05/2024	750	748
3.45%, 01/14/2022	1,000	998	Bank of Nova Scotia/The
3.45%, 04/10/2022	50	50	2.45%, 03/22/2021	750	744
4.00%, 10/06/2026	75	70	2.70%, 03/07/2022	105	104
4.20%, 11/06/2021	250	253	2.80%, 07/21/2021	500	498
4.35%, 04/09/2025	400	391	3.40%, 02/11/2024	750	751
4.35%, 01/17/2027	525	498	4.50%, 12/16/2025	60	62
Toyota Motor Corp			Bank One Corp
3.67%, 07/20/2028	500	520	8.00%, 04/29/2027	1,000	1,248
Toyota Motor Credit Corp			Barclays PLC
1.90%, 04/08/2021	500	490	2.88%, 06/08/2020	300	298
2.75%, 05/17/2021	500	500	3.68%, 01/10/2023	200	198
3.30%, 01/12/2022	500	506	4.38%, 01/12/2026	380	377
		$9,440	4.97%, 05/16/2029(c)	200	203
Automobile Parts & Equipment - 0.02%			3 Month USD LIBOR + 1.90%
Aptiv Corp			5.25%, 08/17/2045	750	743
4.15%, 03/15/2024	133	134	BNP Paribas SA
BorgWarner Inc			5.00%, 01/15/2021	400	415
4.38%, 03/15/2045	300	271	BPCE SA
		$405	4.00%, 04/15/2024	750	762
Banks - 6.22%			Branch Banking & Trust Co
Australia & New Zealand Banking Group Ltd			2.63%, 01/15/2022	1,000	991
2.13%, 08/19/2020	300	296	3.80%, 10/30/2026	500	503
Australia & New Zealand Banking Group Ltd/			Canadian Imperial Bank of Commerce
New York NY			2.55%, 06/16/2022	75	74
2.63%, 05/19/2022	300	295	Capital One NA
Banco Santander SA			2.25%, 09/13/2021	650	633
4.25%, 04/11/2027	450	438	Citibank NA
Bank of America Corp			2.10%, 06/12/2020	750	742
2.25%, 04/21/2020	160	159	3.65%, 01/23/2024	500	509
2.50%, 10/21/2022	75	73	Citigroup Inc
2.63%, 04/19/2021	1,175	1,167	2.65%, 10/26/2020	750	746
2.82%, 07/21/2023(c)	75	74	2.75%, 04/25/2022	390	385
3 Month USD LIBOR + 0.93%			2.90%, 12/08/2021	350	348
2.88%, 04/24/2023(c)	75	74	3.30%, 04/27/2025	400	395
3 Month USD LIBOR + 1.02%			3.40%, 05/01/2026	75	73
3.00%, 12/20/2023(c)	516	509	3.52%, 10/27/2028(c)	90	87
3 Month USD LIBOR + 0.79%			3 Month USD LIBOR + 1.15%
3.25%, 10/21/2027	350	335	3.67%, 07/24/2028(c)	840	821
3.30%, 01/11/2023	1,175	1,179	3 Month USD LIBOR + 1.39%
3.42%, 12/20/2028(c)	639	617	3.70%, 01/12/2026	75	75
3 Month USD LIBOR + 1.04%			3.88%, 01/24/2039(c)	90	85
3.50%, 04/19/2026	335	333	3 Month USD LIBOR + 1.17%
3.86%, 07/23/2024(c)	200	203	4.13%, 07/25/2028	75	74
3 Month USD LIBOR + 0.94%			4.30%, 11/20/2026	75	75
3.95%, 01/23/2049(c)	110	103	4.45%, 09/29/2027	75	75
3 Month USD LIBOR + 1.19%			4.60%, 03/09/2026	1,075	1,100
3.97%, 03/05/2029(c)	75	75	4.65%, 07/30/2045	75	78
3 Month USD LIBOR + 1.07%			4.65%, 07/23/2048	200	209
3.97%, 02/07/2030(c)	1,000	1,004	4.75%, 05/18/2046	350	343
3 Month USD LIBOR + 1.21%			5.50%, 09/13/2025	845	913
4.00%, 04/01/2024	850	875	6.68%, 09/13/2043	360	444
4.00%, 01/22/2025	90	90	8.13%, 07/15/2039	474	688
4.10%, 07/24/2023	75	77	Citizens Bank NA/Providence RI
4.24%, 04/24/2038(c)	600	597	2.55%, 05/13/2021	400	395
3 Month USD LIBOR + 1.81%			3.75%, 02/18/2026	250	250
4.25%, 10/22/2026	800	803	Compass Bank
4.27%, 07/23/2029(c)	640	657	3.88%, 04/10/2025	500	486
3 Month USD LIBOR + 1.31%
5.00%, 01/21/2044	75	82
5.63%, 07/01/2020	500	517

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 28, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)			Banks (continued)
Cooperatieve Rabobank UA			HSBC USA Inc
3.88%, 02/08/2022	$950	$972	2.35%, 03/05/2020	$500	$497
5.25%, 05/24/2041	50	58	3.50%, 06/23/2024	500	501
5.25%, 08/04/2045	550	593	Industrial & Commercial Bank of China Ltd/New
Cooperatieve Rabobank UA/NY			York NY
3.38%, 05/21/2025	500	501	2.45%, 10/20/2021	350	340
Credit Suisse AG/New York NY			ING Groep NV
3.00%, 10/29/2021	325	325	3.15%, 03/29/2022	200	199
3.63%, 09/09/2024	500	500	4.55%, 10/02/2028	300	307
Credit Suisse Group Funding Guernsey Ltd			JPMorgan Chase & Co
3.75%, 03/26/2025	1,000	987	2.30%, 08/15/2021	860	845
3.80%, 09/15/2022	705	707	2.40%, 06/07/2021	500	493
Deutsche Bank AG/New York NY			2.55%, 03/01/2021	1,500	1,486
3.95%, 02/27/2023	100	97	2.78%, 04/25/2023(c)	250	247
4.10%, 01/13/2026	750	694	3 Month USD LIBOR + 0.94%
4.25%, 10/14/2021	400	398	3.20%, 01/25/2023	132	132
Development Bank of Japan Inc			3.22%, 03/01/2025(c)	75	74
2.00%, 10/19/2021	350	342	3 Month USD LIBOR + 1.16%
Discover Bank			3.51%, 01/23/2029(c)	200	195
3.20%, 08/09/2021	1,000	997	3 Month USD LIBOR + 0.95%
Fifth Third Bancorp			3.54%, 05/01/2028(c)	500	491
2.88%, 07/27/2020	1,000	999	3 Month USD LIBOR + 1.38%
4.30%, 01/16/2024	50	51	3.56%, 04/23/2024(c)	75	75
Fifth Third Bank/Cincinnati OH			3 Month USD LIBOR + 0.73%
2.25%, 06/14/2021	300	295	3.63%, 05/13/2024	175	177
Goldman Sachs Group Inc/The			3.63%, 12/01/2027	500	484
2.60%, 04/23/2020	300	299	3.80%, 07/23/2024(c)	180	183
2.63%, 04/25/2021	500	495	3 Month USD LIBOR + 0.89%
2.75%, 09/15/2020	250	249	3.88%, 02/01/2024	50	51
2.90%, 07/24/2023(c)	590	578	3.88%, 09/10/2024	75	76
3 Month USD LIBOR + 0.99%			3.90%, 07/15/2025	825	844
3.00%, 04/26/2022	105	104	3.90%, 01/23/2049(c)	245	228
3.27%, 09/29/2025(c)	75	73	3 Month USD LIBOR + 1.22%
3 Month USD LIBOR + 1.20%			4.01%, 04/23/2029(c)	350	354
3.50%, 11/16/2026	825	794	3 Month USD LIBOR + 1.12%
3.63%, 01/22/2023	300	303	4.03%, 07/24/2048(c)	500	476
3.63%, 02/20/2024	400	400	3 Month USD LIBOR + 1.46%
3.69%, 06/05/2028(c)	1,000	969	4.20%, 07/23/2029(c)	230	236
3 Month USD LIBOR + 1.51%			3 Month USD LIBOR + 1.26%
3.75%, 02/25/2026	75	74	4.45%, 12/05/2029(c)	400	419
3.81%, 04/23/2029(c)	75	73	3 Month USD LIBOR + 1.33%
3 Month USD LIBOR + 1.16%			4.50%, 01/24/2022	100	104
3.85%, 01/26/2027	75	74	4.85%, 02/01/2044	400	426
4.22%, 05/01/2029(c)	365	366	5.60%, 07/15/2041	70	82
3 Month USD LIBOR + 1.30%			KeyBank NA/Cleveland OH
4.25%, 10/21/2025	575	578	3.30%, 06/01/2025	500	496
4.41%, 04/23/2039(c)	175	169	Korea Development Bank/The
3 Month USD LIBOR + 1.43%			2.75%, 03/19/2023	500	490
4.75%, 10/21/2045	150	152	3.25%, 02/19/2024	400	400
5.15%, 05/22/2045	375	377	3.38%, 09/16/2025	500	497
5.25%, 07/27/2021	1,375	1,438	Kreditanstalt fuer Wiederaufbau
5.95%, 01/15/2027	700	766	0.00%, 04/18/2036(d)	260	147
6.13%, 02/15/2033	850	1,006	1.50%, 04/20/2020	1,000	988
6.25%, 02/01/2041	220	265	1.50%, 06/15/2021	210	205
6.75%, 10/01/2037	210	250	1.63%, 03/15/2021	2,535	2,487
HSBC Bank USA NA/New York NY			2.00%, 05/02/2025	280	269
5.63%, 08/15/2035	500	564	2.13%, 06/15/2022	400	394
HSBC Holdings PLC			2.13%, 01/17/2023	500	491
3.26%, 03/13/2023(c)	500	496	2.38%, 12/29/2022	440	436
3 Month USD LIBOR + 1.06%			2.50%, 02/15/2022	500	499
3.40%, 03/08/2021	750	753	2.50%, 11/20/2024	300	297
3.90%, 05/25/2026	500	497	2.75%, 09/08/2020	1,100	1,102
4.25%, 08/18/2025	750	756	2.75%, 10/01/2020	1,000	1,002
4.58%, 06/19/2029(c)	240	246	2.88%, 04/03/2028	500	501
3 Month USD LIBOR + 1.53%			3.13%, 12/15/2021	750	761
6.10%, 01/14/2042	600	738	Landwirtschaftliche Rentenbank
6.50%, 09/15/2037	100	119	2.38%, 06/10/2025	750	735
			2.50%, 11/15/2027	500	486

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 28, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)			Banks (continued)
Lloyds Bank PLC			Santander UK Group Holdings PLC
2.70%, 08/17/2020	$200	$199	3.57%, 01/10/2023	$500	$493
Lloyds Banking Group PLC			State Street Corp
3.00%, 01/11/2022	800	788	2.55%, 08/18/2020	220	219
4.55%, 08/16/2028	400	406	2.65%, 05/19/2026	500	476
4.58%, 12/10/2025	575	568	3.10%, 05/15/2023	50	50
4.65%, 03/24/2026	475	469	3.30%, 12/16/2024	75	76
Mitsubishi UFJ Financial Group Inc			3.55%, 08/18/2025	275	282
2.76%, 09/13/2026	500	470	3.70%, 11/20/2023	75	77
2.95%, 03/01/2021	750	747	Sumitomo Mitsui Financial Group Inc
3.76%, 07/26/2023	500	508	2.06%, 07/14/2021	590	576
Mizuho Financial Group Inc			2.44%, 10/19/2021	500	490
2.27%, 09/13/2021	300	293	2.78%, 07/12/2022	390	384
4.25%, 09/11/2029(c)	600	619	2.85%, 01/11/2022	1,050	1,039
3 Month USD LIBOR + 1.27%			3.01%, 10/19/2026	75	72
Morgan Stanley			3.36%, 07/12/2027	300	294
2.50%, 04/21/2021	1,000	988	3.45%, 01/11/2027	130	128
2.63%, 11/17/2021	1,000	987	SunTrust Banks Inc
2.75%, 05/19/2022	360	355	4.00%, 05/01/2025	75	77
3.13%, 01/23/2023	220	218	Svenska Handelsbanken AB
3.13%, 07/27/2026	670	640	1.88%, 09/07/2021	1,000	974
3.59%, 07/22/2028(c)	90	87	Toronto-Dominion Bank/The
3 Month USD LIBOR + 1.34%			3.50%, 07/19/2023	1,000	1,017
3.63%, 01/20/2027	95	93	3.62%, 09/15/2031(c)	300	290
3.70%, 10/23/2024	1,075	1,080	USD Swap Semi-Annual 5 Year + 2.21%
3.75%, 02/25/2023	150	152	UBS AG/Stamford CT
3.77%, 01/24/2029(c)	795	782	4.88%, 08/04/2020	550	564
3 Month USD LIBOR + 1.14%			US Bancorp
3.88%, 04/29/2024	75	76	2.38%, 07/22/2026	25	23
3.95%, 04/23/2027	25	24	3.00%, 03/15/2022	50	50
4.00%, 07/23/2025	25	25	3.15%, 04/27/2027	525	517
4.30%, 01/27/2045	320	314	3.60%, 09/11/2024	750	763
4.35%, 09/08/2026	500	502	Wells Fargo & Co
4.88%, 11/01/2022	650	681	2.10%, 07/26/2021	500	490
5.00%, 11/24/2025	75	79	2.60%, 07/22/2020	750	747
5.50%, 07/28/2021	510	537	3.00%, 01/22/2021	500	500
5.75%, 01/25/2021	100	105	3.00%, 04/22/2026	490	470
6.38%, 07/24/2042	200	251	3.00%, 10/23/2026	590	563
National Australia Bank Ltd/New York			3.30%, 09/09/2024	1,000	995
2.13%, 05/22/2020	400	396	3.45%, 02/13/2023	500	501
2.50%, 05/22/2022	400	391	3.55%, 09/29/2025	75	75
2.63%, 07/23/2020	500	498	3.58%, 05/22/2028(c)	375	371
Oesterreichische Kontrollbank AG			3 Month USD LIBOR + 1.31%
1.50%, 10/21/2020	220	216	3.75%, 01/24/2024	1,000	1,019
2.38%, 10/01/2021	750	745	4.10%, 06/03/2026	500	504
PNC Bank NA			4.15%, 01/24/2029	720	736
2.00%, 05/19/2020	300	297	4.65%, 11/04/2044	575	572
2.60%, 07/21/2020	250	249	4.75%, 12/07/2046	250	252
2.70%, 11/01/2022	325	319	4.90%, 11/17/2045	75	77
4.05%, 07/26/2028	400	412	5.38%, 02/07/2035	325	369
PNC Financial Services Group Inc/The			5.38%, 11/02/2043	75	82
3.30%, 03/08/2022	750	755	Wells Fargo Bank NA
Regions Financial Corp			2.60%, 01/15/2021	400	397
3.20%, 02/08/2021	500	501	3.55%, 08/14/2023	400	406
Royal Bank of Canada			Westpac Banking Corp
2.35%, 10/30/2020	500	496	2.00%, 08/19/2021	60	58
4.65%, 01/27/2026	575	601	2.10%, 05/13/2021	390	382
Royal Bank of Scotland Group PLC			2.70%, 08/19/2026	500	471
3.50%, 05/15/2023(c)	400	395	2.85%, 05/13/2026	500	475
3 Month USD LIBOR + 1.48%					$117,015
5.08%, 01/27/2030(c)	400	411	Beverages - 0.62%
3 Month USD LIBOR + 1.91%			Anheuser-Busch Cos LLC / Anheuser-Busch
6.00%, 12/19/2023	475	499	InBev Worldwide Inc
6.13%, 12/15/2022	200	211	3.65%, 02/01/2026(e)	1,295	1,280
Santander Holdings USA Inc			4.70%, 02/01/2036(e)	75	72
2.65%, 04/17/2020	500	497	4.90%, 02/01/2046(e)	1,675	1,607
3.40%, 01/18/2023	75	74	Anheuser-Busch InBev Finance Inc
3.70%, 03/28/2022	75	75	4.63%, 02/01/2044	75	69

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 28, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Beverages (continued)			Biotechnology (continued)
Anheuser-Busch InBev Worldwide Inc			Gilead Sciences Inc (continued)
3.75%, 07/15/2042	$750	$620	4.75%, 03/01/2046	$425	$426
4.00%, 04/13/2028	500	497			$7,758
4.38%, 04/15/2038	75	69	Building Materials - 0.08%
4.60%, 04/15/2048	35	32	Johnson Controls International plc
4.75%, 01/23/2029	470	491	3.75%, 12/01/2021	355	358
4.75%, 04/15/2058	75	68	5.13%, 09/14/2045	500	498
4.95%, 01/15/2042	25	24	Masco Corp
5.45%, 01/23/2039	200	210	4.45%, 04/01/2025	300	304
5.80%, 01/23/2059	495	528	Owens Corning
8.20%, 01/15/2039	60	81	4.20%, 12/15/2022	30	30
Coca-Cola Co/The			4.30%, 07/15/2047	300	233
2.45%, 11/01/2020	750	748			$1,423
2.90%, 05/25/2027	500	484	Chemicals - 0.27%
Diageo Capital PLC			Dow Chemical Co/The
4.83%, 07/15/2020	50	51	3.00%, 11/15/2022	25	25
Diageo Investment Corp			3.50%, 10/01/2024	250	247
2.88%, 05/11/2022	780	779	4.38%, 11/15/2042	75	67
Keurig Dr Pepper Inc			9.40%, 05/15/2039	380	556
3.13%, 12/15/2023	500	484	DowDuPont Inc
4.06%, 05/25/2023(e)	360	364	4.21%, 11/15/2023	400	413
4.42%, 05/25/2025(e)	75	76	4.49%, 11/15/2025	250	261
4.99%, 05/25/2038(e)	400	392	5.32%, 11/15/2038	145	153
Molson Coors Brewing Co			5.42%, 11/15/2048	185	197
2.10%, 07/15/2021	500	486	Eastman Chemical Co
3.00%, 07/15/2026	105	97	4.65%, 10/15/2044	75	70
4.20%, 07/15/2046	250	212	LYB International Finance BV
PepsiCo Inc			4.88%, 03/15/2044	530	498
2.38%, 10/06/2026	590	553	Mosaic Co/The
2.75%, 03/05/2022	355	355	4.25%, 11/15/2023	300	309
2.75%, 03/01/2023	75	75	5.45%, 11/15/2033	500	519
2.85%, 02/24/2026	90	87	5.63%, 11/15/2043	25	25
3.00%, 10/15/2027	75	73	Nutrien Ltd
3.60%, 08/13/2042	400	376	3.00%, 04/01/2025	150	141
4.00%, 05/02/2047	400	398	3.63%, 03/15/2024	550	543
		$11,738	5.25%, 01/15/2045	300	298
Biotechnology - 0.41%			PPG Industries Inc
Amgen Inc			3.60%, 11/15/2020	50	50
2.25%, 08/19/2023	60	58	Praxair Inc
2.65%, 05/11/2022	50	49	2.20%, 08/15/2022	50	49
3.88%, 11/15/2021	500	509	Sherwin-Williams Co/The
4.10%, 06/15/2021	1,000	1,020	2.75%, 06/01/2022	75	74
4.66%, 06/15/2051	390	373	3.45%, 06/01/2027	180	172
5.15%, 11/15/2041	60	62	4.50%, 06/01/2047	75	70
5.75%, 03/15/2040	530	584	Westlake Chemical Corp
Baxalta Inc			5.00%, 08/15/2046	350	326
5.25%, 06/23/2045	250	258			$5,063
Biogen Inc			Commercial Mortgage Backed Securities - 2.05%
2.90%, 09/15/2020	500	500	BANK 2018-BNK13
4.05%, 09/15/2025	160	163	4.22%, 08/15/2061(f)	1,250	1,313
5.20%, 09/15/2045	30	31	CFCRE Commercial Mortgage Trust 2017-C8
Celgene Corp			3.57%, 06/15/2050	1,000	996
3.25%, 02/20/2023	85	84	Citigroup Commercial Mortgage Trust
3.45%, 11/15/2027	90	86	2013-GC15
3.88%, 08/15/2025	790	792	4.37%, 09/10/2046(f)	500	526
3.90%, 02/20/2028	130	128	Citigroup Commercial Mortgage Trust
4.35%, 11/15/2047	210	188	2015-GC33
4.55%, 02/20/2048	220	204	3.52%, 09/10/2058	1,000	1,007
5.00%, 08/15/2045	305	301	COMM 2012-CCRE2 Mortgage Trust
Gilead Sciences Inc			3.79%, 08/15/2045	200	204
1.95%, 03/01/2022	300	291	COMM 2012-CCRE4 Mortgage Trust
2.95%, 03/01/2027	240	227	3.25%, 10/15/2045	500	491
3.50%, 02/01/2025	75	75	COMM 2014-CCRE15 Mortgage Trust
3.65%, 03/01/2026	75	75	4.07%, 02/10/2047(f)	500	520
3.70%, 04/01/2024	650	662	COMM 2014-CCRE20 Mortgage Trust
4.15%, 03/01/2047	25	23	3.59%, 11/10/2047	302	307
4.60%, 09/01/2035	590	589	COMM 2014-LC15 Mortgage Trust
			4.20%, 04/10/2047	350	361

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)		Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
COMM 2014-UBS3 Mortgage Trust			SG Commercial Mortgage Securities Trust
3.82%, 06/10/2047	$550	$566	2016-	C5
COMM 2015-DC1 Mortgage Trust			3.06%, 10/10/2048		$950	$917
3.08%, 02/10/2048	500	494	UBS Commercial Mortgage Trust 2012-C1
COMM 2015-LC19 Mortgage Trust			3.00%, 05/10/2045		22	22
3.18%, 02/10/2048	500	498	3.40%, 05/10/2045		69	69
COMM 2015-PC1 Mortgage Trust			UBS Commercial Mortgage Trust 2018-C12
3.90%, 07/10/2050	885	911	4.30%, 08/15/2051		2,000	2,103
Commercial Mortgage Pass Through Certificates			UBS-Barclays Commercial Mortgage Trust
3.76%, 02/10/2049	2,000	2,042	2012-	C3
Fannie Mae-Aces			3.09%, 08/10/2049		50	50
2.30%, 09/25/2022(f)	465	458	UBS-Barclays Commercial Mortgage Trust
2.48%, 04/25/2022	391	388	2012-	C4
2.51%, 11/25/2022(f)	1,000	987	2.85%, 12/10/2045		100	99
2.64%, 04/25/2023(f)	189	189	WFRBS Commercial Mortgage Trust 2012-C7
2.84%, 04/25/2025(f)	800	795	2.30%, 06/15/2045		212	211
2.94%, 01/25/2026(f)	1,601	1,588	WFRBS Commercial Mortgage Trust 2012-C9
2.99%, 12/25/2027(f)	1,000	982	3.39%, 11/15/2045		500	499
3.12%, 08/25/2024(f)	938	946	WFRBS Commercial Mortgage Trust 2013-C14
3.38%, 07/25/2028(f)	1,000	1,012	3.34%, 06/15/2046		500	505
4.33%, 03/25/2020(f)	47	47	WFRBS Commercial Mortgage Trust 2014-C20
Freddie Mac Multifamily Structured Pass			4.00%, 05/15/2047		500	518
Through Certificates						$38,580
2.87%, 12/25/2021	342	342	Commercial Services - 0.18%
3.02%, 02/25/2023	63	63	California Institute of Technology
3.06%, 07/25/2023(f)	150	151	4.32%, 08/01/2045		50	52
3.17%, 10/25/2024	1,000	1,011	4.70%, 11/01/2111		250	264
3.21%, 03/25/2025	1,248	1,263	Ecolab Inc
3.24%, 04/25/2027	250	251	2.70%, 11/01/2026		30	29
3.30%, 04/25/2023(f)	500	509	5.50%, 12/08/2041		200	230
3.41%, 12/25/2026	2,000	2,040	Massachusetts Institute of Technology
3.53%, 06/25/2020	335	337	3.89%, 07/01/2116		375	337
3.92%, 09/25/2028(f)	1,000	1,053	3.96%, 07/01/2038		185	191
4.33%, 10/25/2020(f)	500	510	4.68%, 07/01/2114		100	109
GS Mortgage Securities Trust 2011-GC5			Moody's Corp
3.71%, 08/10/2044	375	380	4.50%, 09/01/2022		500	518
GS Mortgage Securities Trust 2013-GCJ14			5.25%, 07/15/2044		90	97
4.24%, 08/10/2046	50	52	RELX Capital Inc
GS Mortgage Securities Trust 2015-GC28			3.13%, 10/15/2022		16	16
3.40%, 02/10/2048	600	604	S&P Global Inc
GS Mortgage Securities Trust 2016-GS2			4.00%, 06/15/2025		350	361
3.05%, 05/10/2049	1,000	980	6.55%, 11/15/2037		30	38
JPMBB Commercial Mortgage Securities Trust			Total System Services Inc
2013-C14			3.80%, 04/01/2021		500	502
4.41%, 08/15/2046(f)	500	521	4.80%, 04/01/2026		560	573
JPMBB Commercial Mortgage Securities Trust			University of Southern California
2014-C18			5.25%, 10/01/2111		20	23
4.08%, 02/15/2047	50	52				$3,340
JPMBB Commercial Mortgage Securities Trust			Computers - 0.66%
2014-C19			Apple Inc
3.67%, 04/15/2047	500	506	2.10%, 09/12/2022		75	73
Morgan Stanley Bank of America Merrill Lynch			2.25%, 02/23/2021		625	620
Trust 2013-C11			2.30%, 05/11/2022		290	285
4.17%, 08/15/2046(f)	1,130	1,174	2.40%, 01/13/2023		75	74
Morgan Stanley Bank of America Merrill Lynch			2.40%, 05/03/2023		75	74
Trust 2013-C12			2.45%, 08/04/2026		750	712
4.26%, 10/15/2046(f)	500	521	2.50%, 02/09/2022		105	104
Morgan Stanley Bank of America Merrill Lynch			2.75%, 01/13/2025		75	74
Trust 2014-C15			2.85%, 02/23/2023		750	750
4.05%, 04/15/2047	580	600	2.85%, 05/11/2024		105	104
Morgan Stanley Bank of America Merrill Lynch			2.90%, 09/12/2027		375	362
Trust 2015-C20			3.00%, 11/13/2027		265	258
3.25%, 02/15/2048	500	499	3.20%, 05/13/2025		560	562
Morgan Stanley Bank of America Merrill Lynch			3.20%, 05/11/2027		75	74
Trust 2015-C21			3.25%, 02/23/2026		825	825
3.15%, 03/15/2048	575	574	3.35%, 02/09/2027		355	355
Morgan Stanley Capital I Trust 2017-H1			3.45%, 02/09/2045		375	338
3.26%, 06/15/2050	2,000	1,966	3.75%, 09/12/2047		200	188

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 28, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Computers (continued)			Diversified Financial Services - 0.79%
Apple Inc (continued)			AerCap Ireland Capital DAC / AerCap Global
3.75%, 11/13/2047	$120	$114	Aviation Trust
3.85%, 05/04/2043	550	532	3.65%, 07/21/2027	$200	$180
4.38%, 05/13/2045	80	83	3.95%, 02/01/2022	200	201
4.65%, 02/23/2046	170	183	Air Lease Corp
Dell International LLC / EMC Corp			2.50%, 03/01/2021	100	98
4.42%, 06/15/2021(e)	800	815	3.00%, 09/15/2023	100	96
5.45%, 06/15/2023(e)	105	110	3.75%, 02/01/2022	70	70
6.02%, 06/15/2026(e)	300	318	American Express Co
8.10%, 07/15/2036(e)	220	249	2.50%, 08/01/2022	1,075	1,053
8.35%, 07/15/2046(e)	245	287	2.65%, 12/02/2022	75	74
DXC Technology Co			3.00%, 02/22/2021	300	300
4.75%, 04/15/2027	100	100	3.40%, 02/27/2023	75	75
Hewlett Packard Enterprise Co			4.05%, 12/03/2042	500	492
3.60%, 10/15/2020	320	322	American Express Credit Corp
4.90%, 10/15/2025	200	208	2.70%, 03/03/2022	75	75
6.20%, 10/15/2035	75	77	3.30%, 05/03/2027	500	495
6.35%, 10/15/2045	160	162	Ameriprise Financial Inc
HP Inc			4.00%, 10/15/2023	775	798
6.00%, 09/15/2041	355	362	BlackRock Inc
International Business Machines Corp			3.38%, 06/01/2022	30	30
1.63%, 05/15/2020	500	494	4.25%, 05/24/2021	500	515
2.25%, 02/19/2021	140	138	Capital One Financial Corp
2.50%, 01/27/2022	500	493	2.50%, 05/12/2020	400	397
3.45%, 02/19/2026	800	801	3.20%, 02/05/2025	60	57
4.70%, 02/19/2046	145	153	3.30%, 10/30/2024	75	72
Seagate HDD Cayman			3.50%, 06/15/2023	40	40
4.75%, 06/01/2023	550	552	4.25%, 04/30/2025	50	51
		$12,385	4.75%, 07/15/2021	400	413
Consumer Products - 0.01%			Charles Schwab Corp/The
Church & Dwight Co Inc			3.00%, 03/10/2025	300	297
3.95%, 08/01/2047	200	183	CME Group Inc
Clorox Co/The			3.00%, 09/15/2022	50	50
3.80%, 11/15/2021	30	31	3.00%, 03/15/2025	575	567
Kimberly-Clark Corp			Discover Financial Services
2.40%, 03/01/2022	30	30	4.10%, 02/09/2027	75	73
		$244	GE Capital International Funding Co Unlimited
Cosmetics & Personal Care - 0.11%			Co
Colgate-Palmolive Co			2.34%, 11/15/2020	500	492
2.45%, 11/15/2021	500	496	3.37%, 11/15/2025	1,075	1,034
Procter & Gamble Co/The			4.42%, 11/15/2035	1,075	971
1.70%, 11/03/2021	500	488	Intercontinental Exchange Inc
2.30%, 02/06/2022	500	495	2.75%, 12/01/2020	500	499
2.45%, 11/03/2026	75	72	3.75%, 12/01/2025	75	77
Unilever Capital Corp			4.00%, 10/15/2023	25	26
4.25%, 02/10/2021	500	514	4.25%, 09/21/2048	105	106
		$2,065	International Lease Finance Corp
Credit Card Asset Backed Securities - 0.31%			8.25%, 12/15/2020	300	324
American Express Credit Account Master Trust			Jefferies Group LLC
1.93%, 09/15/2022	1,025	1,017	6.88%, 04/15/2021	280	297
BA Credit Card Trust			Jefferies Group LLC / Jefferies Group Capital
2.70%, 07/17/2023	1,675	1,673	Finance Inc
Barclays Dryrock Issuance Trust			4.15%, 01/23/2030	90	79
2.20%, 12/15/2022	760	756	Lazard Group LLC
Citibank Credit Card Issuance Trust			4.50%, 09/19/2028	300	304
2.88%, 01/23/2023	605	607	Legg Mason Inc
Discover Card Execution Note Trust			4.75%, 03/15/2026	500	506
2.39%, 07/15/2024	1,150	1,135	5.63%, 01/15/2044	25	24
Synchrony Credit Card Master Note Trust			Mastercard Inc
2.21%, 05/15/2024	250	246	3.38%, 04/01/2024	150	153
2.97%, 03/15/2024	445	446	National Rural Utilities Cooperative Finance Corp
		$5,880	2.85%, 01/27/2025	100	98
			3.05%, 02/15/2022	530	530
Distribution & Wholesale - 0.03%			Nomura Holdings Inc
WW Grainger Inc			6.70%, 03/04/2020	500	518
4.60%, 06/15/2045	500	515	Private Export Funding Corp
			2.80%, 05/15/2022	500	502

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 28, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Diversified Financial Services (continued)			Electric (continued)
Synchrony Financial			Entergy Texas Inc
4.25%, 08/15/2024	$75	$73	4.00%, 03/30/2029	$300	$301
4.50%, 07/23/2025	75	73	Evergy Inc
Visa Inc			4.85%, 06/01/2021	30	31
2.20%, 12/14/2020	375	372	Exelon Corp
2.75%, 09/15/2027	60	58	3.40%, 04/15/2026	90	87
2.80%, 12/14/2022	75	75	3.50%, 06/01/2022	90	89
3.15%, 12/14/2025	435	436	4.95%, 06/15/2035	320	329
3.65%, 09/15/2047	500	475	5.15%, 12/01/2020	500	514
4.15%, 12/14/2035	140	146	Exelon Generation Co LLC
Western Union Co/The			4.25%, 06/15/2022	500	512
5.25%, 04/01/2020	30	31	FirstEnergy Corp
		$14,848	3.90%, 07/15/2027	400	396
Electric - 1.65%			4.85%, 07/15/2047	475	490
AEP Texas Inc			7.38%, 11/15/2031	60	77
3.95%, 06/01/2028	400	406	Florida Power & Light Co
Alabama Power Co			2.75%, 06/01/2023	500	499
4.30%, 07/15/2048	300	301	3.70%, 12/01/2047	70	67
Ameren Illinois Co			4.05%, 10/01/2044	25	25
2.70%, 09/01/2022	530	524	5.65%, 02/01/2037	250	299
Baltimore Gas & Electric Co			Georgia Power Co
4.25%, 09/15/2048	200	201	2.00%, 09/08/2020	400	395
Berkshire Hathaway Energy Co			3.25%, 03/30/2027	750	702
3.75%, 11/15/2023	750	768	Hydro-Quebec
3.80%, 07/15/2048	125	114	8.05%, 07/07/2024	530	657
6.13%, 04/01/2036	450	547	MidAmerican Energy Co
CenterPoint Energy Houston Electric LLC			3.65%, 04/15/2029	300	304
4.25%, 02/01/2049	300	309	Mississippi Power Co
Commonwealth Edison Co			4.25%, 03/15/2042	30	28
4.70%, 01/15/2044	150	161	NextEra Energy Capital Holdings Inc
Consolidated Edison Co of New York Inc			3.55%, 05/01/2027	475	463
3.88%, 06/15/2047	300	279	4.50%, 06/01/2021	50	51
4.30%, 12/01/2056	350	331	Northern States Power Co/MN
6.75%, 04/01/2038	530	677	5.35%, 11/01/2039	30	35
Dominion Energy Inc			NSTAR Electric Co
4.05%, 09/15/2042	500	461	2.38%, 10/15/2022	500	487
DTE Electric Co			3.20%, 05/15/2027	300	294
3.70%, 03/15/2045	200	188	Oncor Electric Delivery Co LLC
3.95%, 03/01/2049	300	293	5.25%, 09/30/2040	530	612
DTE Energy Co			PacifiCorp
3.50%, 06/01/2024	500	497	6.00%, 01/15/2039	500	609
Duke Energy Carolinas LLC			PECO Energy Co
4.00%, 09/30/2042	280	275	1.70%, 09/15/2021	60	58
5.30%, 02/15/2040	250	289	2.38%, 09/15/2022	330	323
6.00%, 12/01/2028	500	591	3.70%, 09/15/2047	297	275
Duke Energy Corp			4.15%, 10/01/2044	400	399
1.80%, 09/01/2021	500	484	Potomac Electric Power Co
2.65%, 09/01/2026	90	84	3.60%, 03/15/2024	30	31
3.15%, 08/15/2027	90	86	PPL Capital Funding Inc
Duke Energy Florida LLC			3.50%, 12/01/2022	700	697
3.20%, 01/15/2027	500	489	PPL Electric Utilities Corp
3.40%, 10/01/2046	200	177	3.95%, 06/01/2047	300	294
Duke Energy Progress LLC			Progress Energy Inc
4.38%, 03/30/2044	400	413	3.15%, 04/01/2022	40	40
Edison International			7.75%, 03/01/2031	500	664
2.95%, 03/15/2023	350	325	PSEG Power LLC
Emera US Finance LP			8.63%, 04/15/2031	300	392
3.55%, 06/15/2026	300	288	Public Service Co of Colorado
4.75%, 06/15/2046	75	73	3.70%, 06/15/2028	200	204
Enel Generacion Chile SA			3.80%, 06/15/2047	400	379
4.25%, 04/15/2024	30	30	Public Service Electric & Gas Co
Entergy Arkansas LLC			3.25%, 09/01/2023	200	202
3.75%, 02/15/2021	30	30	3.65%, 09/01/2028	200	202
Entergy Corp			Puget Energy Inc
5.13%, 09/15/2020	30	31	6.00%, 09/01/2021	500	528
Entergy Louisiana LLC			Puget Sound Energy Inc
3.12%, 09/01/2027	300	288	4.22%, 06/15/2048	300	305
3.25%, 04/01/2028	500	485	4.30%, 05/20/2045	400	409

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 28, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Electric (continued)			Finance - Mortgage Loan/Banker (continued)
San Diego Gas & Electric Co			Fannie Mae (continued)
3.60%, 09/01/2023	$30	$30	1.70%, 01/27/2020	$500	$496
4.50%, 08/15/2040	350	345	1.88%, 12/28/2020	150	148
Sempra Energy			2.00%, 01/05/2022	500	493
2.40%, 03/15/2020	200	199	2.13%, 04/24/2026	1,000	955
4.00%, 02/01/2048	70	61	2.50%, 02/05/2024	500	497
6.00%, 10/15/2039	394	444	2.63%, 01/11/2022	500	501
South Carolina Electric & Gas Co			2.63%, 09/06/2024	250	250
5.45%, 02/01/2041	540	617	5.63%, 07/15/2037	65	85
Southern California Edison Co			6.63%, 11/15/2030	500	669
4.65%, 10/01/2043	400	398	7.13%, 01/15/2030	250	341
5.50%, 03/15/2040	350	378	7.25%, 05/15/2030	249	345
5.95%, 02/01/2038	30	33	Federal Home Loan Banks
Southern Co/The			1.13%, 07/14/2021	950	920
2.35%, 07/01/2021	430	424	1.38%, 09/28/2020	750	736
2.95%, 07/01/2023	105	103	1.38%, 02/18/2021	500	489
4.40%, 07/01/2046	50	48	1.88%, 03/13/2020	500	497
Southern Power Co			1.88%, 11/29/2021	1,250	1,228
2.50%, 12/15/2021	300	294	2.38%, 03/30/2020	500	499
4.95%, 12/15/2046	300	288	2.50%, 02/13/2024	500	497
Southwestern Electric Power Co			2.63%, 05/28/2020	500	500
4.10%, 09/15/2028	500	507	2.63%, 10/01/2020	500	500
6.20%, 03/15/2040	390	460	3.25%, 11/16/2028	750	766
Southwestern Public Service Co			4.13%, 03/13/2020	100	102
4.50%, 08/15/2041	300	309	5.50%, 07/15/2036	50	64
TransAlta Corp			5.63%, 06/11/2021	65	69
6.50%, 03/15/2040	30	29	Freddie Mac
Union Electric Co			1.38%, 05/01/2020	250	247
3.65%, 04/15/2045	500	462	1.40%, 08/22/2019	163	162
Virginia Electric & Power Co			1.88%, 11/17/2020	500	494
3.15%, 01/15/2026	500	492	2.38%, 02/16/2021	750	747
3.80%, 04/01/2028	400	404	2.38%, 01/13/2022	1,250	1,244
WEC Energy Group Inc			2.50%, 04/23/2020	1,000	1,000
3.55%, 06/15/2025	70	70	2.75%, 06/19/2023	500	503
Xcel Energy Inc			6.25%, 07/15/2032	500	666
4.00%, 06/15/2028	300	307	6.75%, 03/15/2031	43	58
		$30,952			$19,983
Electrical Components & Equipment - 0.00%			Food - 0.37%
Emerson Electric Co			Campbell Soup Co
2.63%, 02/15/2023	30	30	3.95%, 03/15/2025	75	73
Electronics - 0.06%			4.25%, 04/15/2021	30	31
Arrow Electronics Inc			Conagra Brands Inc
4.50%, 03/01/2023	30	30	4.85%, 11/01/2028	140	140
Corning Inc			5.30%, 11/01/2038	85	81
4.25%, 08/15/2020	500	507	5.40%, 11/01/2048	85	80
Honeywell International Inc			General Mills Inc
3.35%, 12/01/2023	500	507	3.15%, 12/15/2021	30	30
Jabil Inc			3.70%, 10/17/2023	75	76
4.70%, 09/15/2022	30	30	4.00%, 04/17/2025	75	76
Tyco Electronics Group SA			4.20%, 04/17/2028	150	151
7.13%, 10/01/2037	37	47	JM Smucker Co/The
		$1,121	3.00%, 03/15/2022	300	296
Environmental Control - 0.09%			4.25%, 03/15/2035	300	273
Republic Services Inc			Kellogg Co
2.90%, 07/01/2026	500	477	2.65%, 12/01/2023	460	447
3.20%, 03/15/2025	300	295	4.00%, 12/15/2020	400	406
Waste Management Inc			Koninklijke Ahold Delhaize NV
3.50%, 05/15/2024	1,000	1,008	5.70%, 10/01/2040	9	10
		$1,780	Kraft Heinz Foods Co
Federal & Federally Sponsored Credit - 0.01%			3.00%, 06/01/2026	285	263
Federal Farm Credit Banks			3.50%, 06/06/2022	500	498
1.58%, 02/17/2021	150	147	3.50%, 07/15/2022	500	498
			3.95%, 07/15/2025	120	119
Finance - Mortgage Loan/Banker - 1.06%			4.38%, 06/01/2046	345	286
Fannie Mae			4.63%, 01/30/2029	25	25
1.13%, 07/26/2019	2,200	2,188	5.00%, 07/15/2035	75	71
1.25%, 05/06/2021	300	292	5.00%, 06/04/2042	25	23
1.38%, 02/26/2021	250	244	5.20%, 07/15/2045	475	442
1.50%, 11/30/2020	500	491

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 28, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Food (continued)			Healthcare - Products (continued)
Kraft Heinz Foods Co (continued)			Stryker Corp
6.50%, 02/09/2040	$105	$110	3.38%, 11/01/2025	$75	$75
6.88%, 01/26/2039	20	22	3.50%, 03/15/2026	575	571
Kroger Co/The			4.38%, 05/15/2044	25	25
2.95%, 11/01/2021	500	498	Thermo Fisher Scientific Inc
4.45%, 02/01/2047	25	22	2.95%, 09/19/2026	300	283
4.65%, 01/15/2048	300	269	4.15%, 02/01/2024	600	620
5.15%, 08/01/2043	300	287	4.70%, 05/01/2020	30	31
5.40%, 07/15/2040	30	30	Zimmer Biomet Holdings Inc
Sysco Corp			3.15%, 04/01/2022	275	273
3.30%, 07/15/2026	500	482	3.55%, 04/01/2025	575	559
Tyson Foods Inc					$9,202
3.55%, 06/02/2027	75	72	Healthcare - Services - 0.59%
4.35%, 03/01/2029	500	503	Advocate Health & Hospitals Corp
4.88%, 08/15/2034	350	350	3.83%, 08/15/2028	300	306
		$7,040	Aetna Inc
Forest Products & Paper - 0.07%			2.75%, 11/15/2022	250	244
Georgia-Pacific LLC			2.80%, 06/15/2023	50	49
7.75%, 11/15/2029	20	27	3.88%, 08/15/2047	60	49
8.00%, 01/15/2024	400	482	6.63%, 06/15/2036	253	296
International Paper Co			6.75%, 12/15/2037	205	244
3.65%, 06/15/2024	250	253	AHS Hospital Corp
4.40%, 08/15/2047	250	224	5.02%, 07/01/2045	400	440
7.30%, 11/15/2039	326	396	Anthem Inc
		$1,382	3.50%, 08/15/2024	450	450
Gas - 0.08%			3.65%, 12/01/2027	360	354
Atmos Energy Corp			4.10%, 03/01/2028	75	76
4.13%, 10/15/2044	250	246	4.38%, 12/01/2047	300	286
Dominion Energy Gas Holdings LLC			4.65%, 01/15/2043	30	30
3.55%, 11/01/2023	30	30	4.65%, 08/15/2044	650	648
4.60%, 12/15/2044	200	202	Baylor Scott & White Holdings
ONE Gas Inc			4.19%, 11/15/2045	125	123
3.61%, 02/01/2024	50	50	Cigna Holding Co
Southern California Gas Co			3.88%, 10/15/2047	185	157
3.15%, 09/15/2024	500	489	4.00%, 02/15/2022	600	612
Washington Gas Light Co			Coventry Health Care Inc
3.80%, 09/15/2046	500	461	5.45%, 06/15/2021	108	112
		$1,478	Duke University Health System Inc
Hand & Machine Tools - 0.04%			3.92%, 06/01/2047	300	293
Snap-on Inc			HCA Inc
3.25%, 03/01/2027	500	487	4.75%, 05/01/2023	500	518
Stanley Black & Decker Inc			5.25%, 06/15/2026	500	527
3.40%, 12/01/2021	250	252	Humana Inc
		$739	4.63%, 12/01/2042	500	496
Healthcare - Products - 0.49%			Laboratory Corp of America Holdings
Abbott Laboratories			4.70%, 02/01/2045	250	235
2.90%, 11/30/2021	460	459	Memorial Sloan-Kettering Cancer Center
3.75%, 11/30/2026	327	332	4.13%, 07/01/2052	150	149
4.75%, 04/15/2043	300	315	4.20%, 07/01/2055	250	251
4.90%, 11/30/2046	360	393	Northwell Healthcare Inc
Becton Dickinson and Co			3.98%, 11/01/2046	500	459
3.73%, 12/15/2024	781	782	Providence St Joseph Health Obligated Group
4.67%, 06/06/2047	75	74	3.74%, 10/01/2047	250	230
4.69%, 12/15/2044	75	73	Trinity Health Corp
5.00%, 11/12/2040	30	30	4.13%, 12/01/2045	250	240
Boston Scientific Corp			UnitedHealth Group Inc
3.85%, 05/15/2025	950	964	2.70%, 07/15/2020	300	300
Danaher Corp			2.88%, 03/15/2023	250	249
4.38%, 09/15/2045	300	296	3.10%, 03/15/2026	250	245
Koninklijke Philips NV			3.75%, 07/15/2025	440	452
5.00%, 03/15/2042	30	32	4.25%, 06/15/2048	110	111
Medtronic Inc			4.45%, 12/15/2048	95	99
3.15%, 03/15/2022	1,070	1,077	4.70%, 02/15/2021	500	515
3.50%, 03/15/2025	885	899	4.75%, 07/15/2045	500	544
4.38%, 03/15/2035	309	326	6.50%, 06/15/2037	500	637
4.63%, 03/15/2044	500	550			$11,026
4.63%, 03/15/2045	105	115
5.55%, 03/15/2040	40	48

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 28, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Housewares - 0.04%			Insurance (continued)
Newell Brands Inc			Progressive Corp/The
3.85%, 04/01/2023	$50	$49	3.75%, 08/23/2021	$30	$31
4.20%, 04/01/2026	750	706	4.35%, 04/25/2044	30	31
		$755	Prudential Financial Inc
Insurance - 0.75%			3.91%, 12/07/2047	475	438
Aflac Inc			4.35%, 02/25/2050	1,000	989
3.63%, 11/15/2024	300	306	5.20%, 03/15/2044(c)	400	396
Alleghany Corp			3 Month USD LIBOR + 3.04%
4.90%, 09/15/2044	500	487	5.70%, 12/14/2036	280	323
Allstate Corp/The			Reinsurance Group of America Inc
3.28%, 12/15/2026	300	297	4.70%, 09/15/2023	30	31
5.35%, 06/01/2033	350	401	Travelers Cos Inc/The
American International Group Inc			4.00%, 05/30/2047	300	292
3.75%, 07/10/2025	75	74	Voya Financial Inc
3.90%, 04/01/2026	500	490	3.65%, 06/15/2026	335	323
4.20%, 04/01/2028	130	129			$14,186
4.38%, 01/15/2055	300	254	Internet - 0.23%
4.50%, 07/16/2044	75	69	Alibaba Group Holding Ltd
4.88%, 06/01/2022	955	1,000	3.40%, 12/06/2027	260	249
5.75%, 04/01/2048(c)	400	371	3.60%, 11/28/2024	1,000	1,010
3 Month USD LIBOR + 2.87%			4.40%, 12/06/2057	240	229
Aon Corp			Alphabet Inc
5.00%, 09/30/2020	480	492	2.00%, 08/15/2026	500	463
Aon PLC			3.63%, 05/19/2021	40	41
3.50%, 06/14/2024	250	250	Amazon.com Inc
4.75%, 05/15/2045	270	274	2.40%, 02/22/2023	300	295
AXA Equitable Holdings Inc			2.50%, 11/29/2022	40	40
4.35%, 04/20/2028	140	138	2.80%, 08/22/2024	75	74
5.00%, 04/20/2048	90	84	3.15%, 08/22/2027	450	444
AXA SA			3.80%, 12/05/2024	75	78
8.60%, 12/15/2030	30	39	3.88%, 08/22/2037	340	339
Berkshire Hathaway Finance Corp			4.25%, 08/22/2057	75	76
4.20%, 08/15/2048	180	181	4.80%, 12/05/2034	350	390
4.25%, 01/15/2021	350	360	eBay Inc
5.75%, 01/15/2040	25	30	2.60%, 07/15/2022	450	441
Berkshire Hathaway Inc			3.45%, 08/01/2024	60	59
2.75%, 03/15/2023	25	25	4.00%, 07/15/2042	20	16
3.13%, 03/15/2026	275	272	Expedia Group Inc
3.75%, 08/15/2021	750	768	3.80%, 02/15/2028	90	85
4.50%, 02/11/2043	350	370			$4,329
Chubb Corp/The			Iron & Steel - 0.08%
6.50%, 05/15/2038	326	423	ArcelorMittal
Chubb INA Holdings Inc			6.13%, 06/01/2025	400	437
2.70%, 03/13/2023	300	296	Nucor Corp
2.88%, 11/03/2022	500	501	4.00%, 08/01/2023	250	258
CNA Financial Corp			Vale Overseas Ltd
5.75%, 08/15/2021	40	42	4.38%, 01/11/2022	300	300
First American Financial Corp			6.88%, 11/10/2039	550	603
4.60%, 11/15/2024	300	306			$1,598
Lincoln National Corp			Leisure Products & Services - 0.04%
6.15%, 04/07/2036	20	23	Carnival Corp
Manulife Financial Corp			3.95%, 10/15/2020	25	25
4.15%, 03/04/2026	300	309	Harley-Davidson Inc
Marsh & McLennan Cos Inc			3.50%, 07/28/2025	300	287
2.35%, 03/06/2020	200	199	Royal Caribbean Cruises Ltd
4.90%, 03/15/2049	110	115	5.25%, 11/15/2022	300	317
MetLife Inc			7.50%, 10/15/2027	100	118
3.60%, 11/13/2025	400	404			$747
4.05%, 03/01/2045	450	425	Lodging - 0.07%
4.13%, 08/13/2042	250	241	Marriott International Inc/MD
4.60%, 05/13/2046	50	52	2.30%, 01/15/2022	350	342
4.75%, 02/08/2021	276	285	2.88%, 03/01/2021	600	595
4.88%, 11/13/2043	50	53	4.15%, 12/01/2023	200	204
6.40%, 12/15/2066	430	456	4.65%, 12/01/2028	200	206
3 Month USD LIBOR + 2.21%					$1,347
PartnerRe Finance B LLC
5.50%, 06/01/2020	40	41

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 28, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Machinery - Construction & Mining - 0.08%			Media (continued)
Caterpillar Financial Services Corp			Comcast Corp (continued)
1.70%, 08/09/2021	$250	$243	4.70%, 10/15/2048	$570	$593
1.93%, 10/01/2021	500	487	5.65%, 06/15/2035	500	567
2.40%, 08/09/2026	250	233	6.40%, 03/01/2040	500	614
Caterpillar Inc			6.45%, 03/15/2037	620	763
3.40%, 05/15/2024	500	510	Discovery Communications LLC
3.80%, 08/15/2042	50	48	2.95%, 03/20/2023	75	73
		$1,521	3.95%, 06/15/2025(e)	350	339
Machinery - Diversified - 0.12%			3.95%, 03/20/2028	500	476
Cummins Inc			5.00%, 09/20/2037	30	28
4.88%, 10/01/2043	25	28	5.20%, 09/20/2047	300	282
Deere & Co			6.35%, 06/01/2040	40	43
3.90%, 06/09/2042	500	498	Fox Corp
Dover Corp			4.03%, 01/25/2024(e)	300	306
5.38%, 03/01/2041	30	32	4.71%, 01/25/2029(e)	300	311
John Deere Capital Corp			5.48%, 01/25/2039(e)	110	116
2.75%, 03/15/2022	530	529	5.58%, 01/25/2049(e)	140	148
2.80%, 03/06/2023	500	499	Grupo Televisa SAB
3.35%, 06/12/2024	300	305	5.00%, 05/13/2045	300	273
Wabtec Corp			NBCUniversal Media LLC
4.70%, 09/15/2028	300	296	2.88%, 01/15/2023	10	10
Xylem Inc/NY			Thomson Reuters Corp
4.88%, 10/01/2021	17	17	3.35%, 05/15/2026	400	373
		$2,204	5.85%, 04/15/2040	30	32
Media - 1.02%			Time Warner Cable LLC
21st Century Fox America Inc			4.00%, 09/01/2021	55	56
3.38%, 11/15/2026	170	169	4.50%, 09/15/2042	550	462
4.50%, 02/15/2021	500	513	5.88%, 11/15/2040	400	395
4.75%, 11/15/2046	200	217	6.55%, 05/01/2037	50	53
6.40%, 12/15/2035	50	63	7.30%, 07/01/2038	60	67
7.85%, 03/01/2039	250	360	Time Warner Entertainment Co LP
CBS Corp			8.38%, 07/15/2033	20	25
2.90%, 06/01/2023	1,000	968	Viacom Inc
4.20%, 06/01/2029(g)	300	296	3.88%, 12/15/2021	530	533
4.85%, 07/01/2042	300	286	4.38%, 03/15/2043	400	343
7.88%, 07/30/2030	30	39	Walt Disney Co/The
Charter Communications Operating LLC / Charter			1.85%, 07/30/2026	50	46
Communications Operating Capital			2.35%, 12/01/2022	520	511
3.75%, 02/15/2028	500	468	2.75%, 08/16/2021	35	35
4.46%, 07/23/2022	575	590	3.75%, 06/01/2021	525	537
4.91%, 07/23/2025	70	73	7.00%, 03/01/2032	30	41
5.05%, 03/30/2029	300	306	Warner Media LLC
5.38%, 04/01/2038	50	48	2.95%, 07/15/2026	400	370
5.38%, 05/01/2047	500	474	3.55%, 06/01/2024	500	498
5.75%, 04/01/2048	210	210	4.85%, 07/15/2045	500	472
6.38%, 10/23/2035	30	32			$19,106
Comcast Cable Communications Holdings Inc			Metal Fabrication & Hardware - 0.01%
9.46%, 11/15/2022	20	24	Precision Castparts Corp
Comcast Corp			3.25%, 06/15/2025	75	76
2.35%, 01/15/2027	90	82	3.90%, 01/15/2043	193	185
2.75%, 03/01/2023	50	49			$261
2.85%, 01/15/2023	25	25	Mining - 0.19%
3.13%, 07/15/2022	610	614	Barrick North America Finance LLC
3.15%, 03/01/2026	75	74	5.75%, 05/01/2043	280	310
3.15%, 02/15/2028	260	250	BHP Billiton Finance USA Ltd
3.38%, 02/15/2025	600	600	4.13%, 02/24/2042	25	25
3.38%, 08/15/2025	300	300	5.00%, 09/30/2043	525	600
3.55%, 05/01/2028	75	74	Goldcorp Inc
3.70%, 04/15/2024	440	450	3.63%, 06/09/2021	30	30
3.90%, 03/01/2038	290	273	3.70%, 03/15/2023	500	503
3.97%, 11/01/2047	105	97	Newmont Mining Corp
4.00%, 03/01/2048	200	187	3.50%, 03/15/2022	500	503
4.00%, 11/01/2049	90	84	6.25%, 10/01/2039	100	115
4.05%, 11/01/2052	90	83	Rio Tinto Alcan Inc
4.15%, 10/15/2028	545	563	5.75%, 06/01/2035	400	463
4.50%, 01/15/2043	25	25	6.13%, 12/15/2033	30	37
4.60%, 08/15/2045	270	273	Rio Tinto Finance USA Ltd
4.65%, 07/15/2042	75	76	3.75%, 06/15/2025	75	77

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 28, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Mining (continued)			Oil & Gas (continued)
Southern Copper Corp			CNOOC Nexen Finance 2014 ULC
3.88%, 04/23/2025	$500	$497	4.25%, 04/30/2024	$500	$515
5.38%, 04/16/2020	40	41	Concho Resources Inc
5.88%, 04/23/2045	350	375	4.88%, 10/01/2047	75	75
		$3,576	ConocoPhillips
Miscellaneous Manufacturers - 0.32%			6.50%, 02/01/2039	490	641
3M Co			ConocoPhillips Co
2.00%, 06/26/2022	500	488	4.95%, 03/15/2026	500	548
3.25%, 02/14/2024	200	203	ConocoPhillips Holding Co
3.63%, 09/14/2028	300	308	6.95%, 04/15/2029	400	508
Eaton Corp			Continental Resources Inc/OK
2.75%, 11/02/2022	520	514	4.38%, 01/15/2028	400	398
4.15%, 11/02/2042	95	92	Devon Energy Corp
General Electric Co			3.25%, 05/15/2022	300	299
2.70%, 10/09/2022	75	73	5.00%, 06/15/2045	75	76
3.10%, 01/09/2023	75	73	5.60%, 07/15/2041	570	617
3.15%, 09/07/2022	500	492	Ecopetrol SA
4.13%, 10/09/2042	30	25	5.88%, 09/18/2023	1,040	1,118
4.50%, 03/11/2044	575	513	EOG Resources Inc
4.63%, 01/07/2021	50	51	2.63%, 03/15/2023	480	470
5.88%, 01/14/2038	750	788	4.15%, 01/15/2026	500	519
6.15%, 08/07/2037	60	64	4.40%, 06/01/2020	40	41
6.75%, 03/15/2032	310	355	EQT Corp
Illinois Tool Works Inc			3.90%, 10/01/2027	90	82
2.65%, 11/15/2026	90	86	Equinor ASA
3.50%, 03/01/2024	540	551	3.15%, 01/23/2022	300	303
Ingersoll-Rand Luxembourg Finance SA			Exxon Mobil Corp
2.63%, 05/01/2020	500	496	1.91%, 03/06/2020	500	496
Parker-Hannifin Corp			2.40%, 03/06/2022	575	569
3.30%, 11/21/2024	300	298	2.71%, 03/06/2025	275	271
3.50%, 09/15/2022	30	30	Hess Corp
Textron Inc			4.30%, 04/01/2027	300	290
4.00%, 03/15/2026	500	493	7.13%, 03/15/2033	21	24
		$5,993	7.30%, 08/15/2031	349	398
Oil & Gas - 1.73%			HollyFrontier Corp
Anadarko Finance Co			5.88%, 04/01/2026	500	527
7.50%, 05/01/2031	50	61	Husky Energy Inc
Anadarko Petroleum Corp			4.00%, 04/15/2024	500	503
6.20%, 03/15/2040	480	527	Kerr-McGee Corp
6.45%, 09/15/2036	60	67	6.95%, 07/01/2024	400	451
6.60%, 03/15/2046	60	71	Marathon Oil Corp
Apache Corp			2.80%, 11/01/2022	75	73
3.63%, 02/01/2021	530	533	3.85%, 06/01/2025	500	493
4.75%, 04/15/2043	280	255	4.40%, 07/15/2027	300	303
BP Capital Markets America Inc			Marathon Petroleum Corp
3.02%, 01/16/2027	1,090	1,049	3.63%, 09/15/2024	500	495
3.12%, 05/04/2026	75	73	5.00%, 09/15/2054	200	185
3.25%, 05/06/2022	640	645	Nexen Inc
3.59%, 04/14/2027	75	75	6.40%, 05/15/2037	730	917
3.79%, 02/06/2024	400	411	7.50%, 07/30/2039	39	55
BP Capital Markets PLC			Noble Energy Inc
2.50%, 11/06/2022	75	74	4.15%, 12/15/2021	750	763
3.28%, 09/19/2027	75	74	Occidental Petroleum Corp
3.51%, 03/17/2025	75	76	2.70%, 02/15/2023	75	74
3.72%, 11/28/2028	575	585	3.13%, 02/15/2022	25	25
Canadian Natural Resources Ltd			3.50%, 06/15/2025	500	505
3.80%, 04/15/2024	750	752	4.10%, 02/15/2047	500	489
Cenovus Energy Inc			Petro-Canada
3.00%, 08/15/2022	300	290	6.80%, 05/15/2038	364	448
4.25%, 04/15/2027	300	286	Petroleos Mexicanos
Chevron Corp			4.25%, 01/15/2025	50	45
2.36%, 12/05/2022	350	344	4.88%, 01/24/2022	1,180	1,171
2.42%, 11/17/2020	175	174	5.50%, 01/21/2021	300	304
2.43%, 06/24/2020	290	289	5.50%, 06/27/2044	530	418
2.95%, 05/16/2026	180	177	5.63%, 01/23/2046	400	313
3.33%, 11/17/2025	165	167	6.50%, 03/13/2027	500	483
CNOOC Finance 2013 Ltd			6.63%, 06/15/2035	750	679
3.00%, 05/09/2023	500	489	6.75%, 09/21/2047	550	478

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 28, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Oil & Gas (continued)			Pharmaceuticals (continued)
Petroleos Mexicanos (continued)			AbbVie Inc (continued)
6.88%, 08/04/2026	$300	$300	4.70%, 05/14/2045	$320	$293
Phillips 66			4.88%, 11/14/2048	170	160
4.30%, 04/01/2022	75	78	Allergan Funding SCS
4.88%, 11/15/2044	500	521	3.00%, 03/12/2020	685	685
5.88%, 05/01/2042	30	35	3.80%, 03/15/2025	395	390
Pioneer Natural Resources Co			3.85%, 06/15/2024	90	90
3.95%, 07/15/2022	30	30	4.55%, 03/15/2035	170	159
Shell International Finance BV			4.75%, 03/15/2045	500	461
1.88%, 05/10/2021	545	535	4.85%, 06/15/2044	30	28
2.88%, 05/10/2026	155	151	AmerisourceBergen Corp
3.25%, 05/11/2025	355	356	3.40%, 05/15/2024	30	30
3.50%, 11/13/2023	200	204	AstraZeneca PLC
3.75%, 09/12/2046	90	86	2.38%, 11/16/2020	195	193
3.88%, 11/13/2028	200	207	2.38%, 06/12/2022	500	488
4.00%, 05/10/2046	75	75	3.38%, 11/16/2025	180	177
4.13%, 05/11/2035	135	139	3.50%, 08/17/2023	20	20
4.38%, 03/25/2020	565	575	4.00%, 01/17/2029	400	402
4.38%, 05/11/2045	575	605	4.00%, 09/18/2042	300	275
6.38%, 12/15/2038	410	536	4.38%, 08/17/2048	60	58
Suncor Energy Inc			6.45%, 09/15/2037	30	37
4.00%, 11/15/2047	370	344	Bristol-Myers Squibb Co
6.85%, 06/01/2039	73	92	3.25%, 08/01/2042	515	419
Total Capital International SA			Cardinal Health Inc
2.88%, 02/17/2022	475	475	3.41%, 06/15/2027	400	374
3.46%, 02/19/2029	500	500	4.60%, 03/15/2043	430	378
Total Capital SA			Cigna Corp
4.25%, 12/15/2021	550	571	3.20%, 09/17/2020(e)	140	140
Valero Energy Corp			3.40%, 09/17/2021(e)	100	101
6.63%, 06/15/2037	60	71	3.75%, 07/15/2023(e)	240	243
7.50%, 04/15/2032	60	75	4.13%, 11/15/2025(e)	170	173
		$32,560	4.38%, 10/15/2028(e)	300	304
Oil & Gas Services - 0.12%			4.80%, 08/15/2038(e)	170	169
Baker Hughes a GE Co LLC			4.90%, 12/15/2048(e)	230	227
3.20%, 08/15/2021	128	129	CVS Health Corp
Baker Hughes a GE Co LLC / Baker Hughes Co-			2.13%, 06/01/2021	35	34
Obligor Inc			2.80%, 07/20/2020	340	338
2.77%, 12/15/2022	75	74	2.88%, 06/01/2026	60	56
3.34%, 12/15/2027	135	128	3.50%, 07/20/2022	500	502
Halliburton Co			3.70%, 03/09/2023	30	30
3.25%, 11/15/2021	530	532	3.88%, 07/20/2025	25	25
3.80%, 11/15/2025	220	221	4.00%, 12/05/2023	50	51
5.00%, 11/15/2045	230	237	4.10%, 03/25/2025	75	76
7.45%, 09/15/2039	26	34	4.30%, 03/25/2028	955	955
National Oilwell Varco Inc			4.78%, 03/25/2038	320	311
2.60%, 12/01/2022	475	460	5.05%, 03/25/2048	770	761
3.95%, 12/01/2042	400	326	5.13%, 07/20/2045	740	731
Schlumberger Investment SA			Eli Lilly & Co
3.65%, 12/01/2023	75	77	5.50%, 03/15/2027	530	604
		$2,218	Express Scripts Holding Co
Packaging & Containers - 0.02%			3.90%, 02/15/2022	500	510
Packaging Corp of America			4.75%, 11/15/2021	50	52
4.50%, 11/01/2023	25	26	4.80%, 07/15/2046	500	491
WRKCo Inc			GlaxoSmithKline Capital Inc
4.90%, 03/15/2029	400	420	3.38%, 05/15/2023	190	192
		$446	3.63%, 05/15/2025	85	87
Pharmaceuticals - 1.32%			3.88%, 05/15/2028	165	170
AbbVie Inc			6.38%, 05/15/2038	430	544
2.50%, 05/14/2020	620	616	Johnson & Johnson
2.85%, 05/14/2023	40	39	1.65%, 03/01/2021	265	259
2.90%, 11/06/2022	550	541	2.45%, 03/01/2026	225	215
3.20%, 05/14/2026	390	369	2.90%, 01/15/2028	75	73
3.60%, 05/14/2025	170	167	2.95%, 03/03/2027	75	73
4.25%, 11/14/2028	140	139	3.40%, 01/15/2038	500	476
4.30%, 05/14/2036	280	255	3.50%, 01/15/2048	70	66
4.40%, 11/06/2042	25	22	3.55%, 03/01/2036	750	729
4.45%, 05/14/2046	270	237	3.70%, 03/01/2046	90	87
4.50%, 05/14/2035	245	229	5.95%, 08/15/2037	75	94

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 28, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Pharmaceuticals (continued)			Pipelines (continued)
McKesson Corp			Energy Transfer Partners LP / Regency Energy
2.70%, 12/15/2022	$500	$487	Finance Corp
4.75%, 03/01/2021	100	102	5.00%, 10/01/2022	$350	$364
4.88%, 03/15/2044	80	76	Enterprise Products Operating LLC
Mead Johnson Nutrition Co			3.70%, 02/15/2026	400	401
4.60%, 06/01/2044	30	31	4.25%, 02/15/2048	110	103
Merck & Co Inc			4.45%, 02/15/2043	350	338
2.35%, 02/10/2022	50	49	4.85%, 08/15/2042	400	409
2.40%, 09/15/2022	75	74	5.20%, 09/01/2020	430	443
2.80%, 05/18/2023	75	75	6.88%, 03/01/2033	39	48
4.15%, 05/18/2043	750	767	EQM Midstream Partners LP
Mylan Inc			4.13%, 12/01/2026	500	461
4.20%, 11/29/2023	30	30	Kinder Morgan Energy Partners LP
Mylan NV			3.50%, 09/01/2023	390	390
3.15%, 06/15/2021	825	816	3.95%, 09/01/2022	600	610
3.95%, 06/15/2026	240	225	4.70%, 11/01/2042	20	19
5.25%, 06/15/2046	230	198	6.38%, 03/01/2041	380	430
Novartis Capital Corp			6.95%, 01/15/2038	383	458
3.00%, 11/20/2025	90	89	Kinder Morgan Inc/DE
4.40%, 04/24/2020	30	31	5.05%, 02/15/2046	300	297
4.40%, 05/06/2044	530	564	Magellan Midstream Partners LP
Pfizer Inc			4.25%, 02/01/2021	750	764
1.95%, 06/03/2021	200	197	MPLX LP
3.00%, 12/15/2026	500	491	4.13%, 03/01/2027	140	137
3.40%, 05/15/2024	100	103	4.50%, 04/15/2038	200	184
4.00%, 12/15/2036	45	45	4.88%, 12/01/2024	500	522
4.13%, 12/15/2046	75	76	4.88%, 06/01/2025	100	104
4.20%, 09/15/2048	80	82	4.90%, 04/15/2058	165	147
4.30%, 06/15/2043	225	233	5.50%, 02/15/2049	130	133
4.40%, 05/15/2044	75	79	ONEOK Inc
5.20%, 08/12/2020	110	114	4.00%, 07/13/2027	300	295
7.20%, 03/15/2039	60	85	7.50%, 09/01/2023	300	341
Shire Acquisitions Investments Ireland DAC			ONEOK Partners LP
3.20%, 09/23/2026	300	282	6.13%, 02/01/2041	30	32
Takeda Pharmaceutical Co Ltd			Plains All American Pipeline LP / PAA Finance
3.80%, 11/26/2020(e)	200	202	Corp
4.40%, 11/26/2023(e)	200	207	4.50%, 12/15/2026	500	500
Wyeth LLC			4.70%, 06/15/2044	30	26
5.95%, 04/01/2037	60	74	6.65%, 01/15/2037	500	547
6.50%, 02/01/2034	525	679	Sabine Pass Liquefaction LLC
Zoetis Inc			4.20%, 03/15/2028	75	74
3.25%, 02/01/2023	540	537	5.00%, 03/15/2027	375	389
		$24,780	5.63%, 02/01/2021	200	207
Pipelines - 0.91%			5.63%, 03/01/2025	75	81
Andeavor Logistics LP / Tesoro Logistics Finance			5.88%, 06/30/2026	200	218
Corp			Spectra Energy Partners LP
4.25%, 12/01/2027	300	295	4.75%, 03/15/2024	105	110
5.20%, 12/01/2047	300	289	5.95%, 09/25/2043	400	442
Boardwalk Pipelines LP			Sunoco Logistics Partners Operations LP
3.38%, 02/01/2023	30	29	4.65%, 02/15/2022	155	160
Buckeye Partners LP			5.40%, 10/01/2047	400	384
3.95%, 12/01/2026	500	468	TransCanada PipeLines Ltd
4.35%, 10/15/2024	25	25	3.75%, 10/16/2023	30	30
Enbridge Energy Partners LP			4.88%, 05/15/2048	80	81
5.20%, 03/15/2020	24	24	6.10%, 06/01/2040	30	35
7.38%, 10/15/2045	70	94	7.25%, 08/15/2038	750	954
7.50%, 04/15/2038	350	456	Williams Cos Inc/The
Enbridge Inc			3.60%, 03/15/2022	500	503
4.25%, 12/01/2026	75	76	3.75%, 06/15/2027	45	44
Energy Transfer Operating LP			3.90%, 01/15/2025	500	501
4.05%, 03/15/2025	300	298	4.00%, 09/15/2025	50	50
4.20%, 04/15/2027	300	293	5.10%, 09/15/2045	220	218
4.90%, 03/15/2035	500	466	5.25%, 03/15/2020	530	541
5.30%, 04/15/2047	300	283	6.30%, 04/15/2040	30	34
6.25%, 04/15/2049	155	166			$17,146
6.50%, 02/01/2042	300	325	Private Equity - 0.02%
			Brookfield Asset Management Inc
			4.00%, 01/15/2025	300	297

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 28, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Regional Authority - 0.18%			REITs (continued)
Province of Alberta Canada			Kimco Realty Corp
3.30%, 03/15/2028	$100	$101	2.70%, 03/01/2024	$300	$286
Province of British Columbia Canada			3.20%, 05/01/2021	750	748
2.00%, 10/23/2022	500	488	Liberty Property LP
2.65%, 09/22/2021	400	400	3.38%, 06/15/2023	40	40
6.50%, 01/15/2026	45	54	3.75%, 04/01/2025	90	90
Province of Manitoba Canada			Mid-America Apartments LP
3.05%, 05/14/2024	30	30	3.60%, 06/01/2027	500	485
Province of Ontario Canada			National Retail Properties Inc
2.50%, 09/10/2021	500	497	3.60%, 12/15/2026	300	292
3.20%, 05/16/2024	440	445	4.80%, 10/15/2048	200	199
3.40%, 10/17/2023	210	214	Office Properties Income Trust
Province of Quebec Canada			4.00%, 07/15/2022	300	295
2.75%, 08/25/2021	540	540	Omega Healthcare Investors Inc
2.88%, 10/16/2024	500	499	4.95%, 04/01/2024	30	30
7.50%, 09/15/2029	36	49	Realty Income Corp
Province of Saskatchewan Canada			3.25%, 10/15/2022	500	502
8.50%, 07/15/2022	17	20	4.13%, 10/15/2026	20	20
		$3,337	Simon Property Group LP
REITs - 0.80%			2.75%, 02/01/2023	250	247
Alexandria Real Estate Equities Inc			4.75%, 03/15/2042	164	174
3.90%, 06/15/2023	750	759	UDR Inc
3.95%, 01/15/2028	300	293	4.00%, 10/01/2025	200	202
American Tower Corp			Ventas Realty LP
3.38%, 10/15/2026	500	478	3.75%, 05/01/2024	500	502
3.50%, 01/31/2023	75	75	4.88%, 04/15/2049	300	299
4.70%, 03/15/2022	50	52	5.70%, 09/30/2043	225	249
5.90%, 11/01/2021	500	530	Weingarten Realty Investors
AvalonBay Communities Inc			3.38%, 10/15/2022	120	119
3.50%, 11/15/2024	1,000	1,000	Welltower Inc
3.63%, 10/01/2020	100	101	4.00%, 06/01/2025	75	76
4.15%, 07/01/2047	300	294	4.13%, 03/15/2029	300	298
Boston Properties LP			4.25%, 04/15/2028	400	404
2.75%, 10/01/2026	300	278	4.50%, 01/15/2024	30	31
3.13%, 09/01/2023	20	20	5.25%, 01/15/2022	350	366
3.65%, 02/01/2026	75	74	Weyerhaeuser Co
5.63%, 11/15/2020	30	31	4.70%, 03/15/2021	30	31
Brixmor Operating Partnership LP			7.38%, 03/15/2032	30	38
3.65%, 06/15/2024	400	391			$14,961
Crown Castle International Corp			Retail - 0.71%
3.20%, 09/01/2024	75	73	AutoZone Inc
3.70%, 06/15/2026	510	497	3.13%, 04/21/2026	500	475
5.25%, 01/15/2023	500	528	3.75%, 06/01/2027	300	295
CubeSmart LP			Costco Wholesale Corp
4.38%, 12/15/2023	30	31	2.15%, 05/18/2021	200	198
Duke Realty LP			2.30%, 05/18/2022	200	198
3.75%, 12/01/2024	300	301	3.00%, 05/18/2027	300	293
3.88%, 10/15/2022	530	540	Dollar Tree Inc
Essex Portfolio LP			3.70%, 05/15/2023	85	84
4.00%, 03/01/2029	300	299	4.00%, 05/15/2025	60	59
Federal Realty Investment Trust			4.20%, 05/15/2028	130	124
4.50%, 12/01/2044	300	304	Home Depot Inc/The
HCP Inc			2.00%, 04/01/2021	500	493
3.88%, 08/15/2024	200	201	2.70%, 04/01/2023	50	50
4.20%, 03/01/2024	200	204	3.75%, 02/15/2024	500	519
4.25%, 11/15/2023	75	77	4.25%, 04/01/2046	670	682
Healthcare Trust of America Holdings LP			5.88%, 12/16/2036	330	401
2.95%, 07/01/2022	400	391	Kohl's Corp
Highwoods Realty LP			4.25%, 07/17/2025	300	296
3.20%, 06/15/2021	30	30	Lowe's Cos Inc
Hospitality Properties Trust			2.50%, 04/15/2026	90	82
4.50%, 06/15/2023	500	497	3.10%, 05/03/2027	160	151
4.65%, 03/15/2024	40	40	3.38%, 09/15/2025	50	49
Host Hotels & Resorts LP			3.70%, 04/15/2046	20	17
5.25%, 03/15/2022	500	518	3.88%, 09/15/2023	30	30
6.00%, 10/01/2021	30	31	4.38%, 09/15/2045	500	463

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 28, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Retail (continued)			Semiconductors (continued)
McDonald's Corp			Texas Instruments Inc
3.25%, 06/10/2024	$175	$175	4.15%, 05/15/2048	$105	$107
3.63%, 05/20/2021	750	760			$7,589
3.70%, 01/30/2026	115	116	Software - 0.64%
3.70%, 02/15/2042	300	266	Fidelity National Information Services Inc
4.45%, 09/01/2048	300	292	3.63%, 10/15/2020	200	201
4.88%, 12/09/2045	340	351	4.75%, 05/15/2048	400	372
Nordstrom Inc			5.00%, 10/15/2025	126	133
5.00%, 01/15/2044	300	257	Fiserv Inc
O'Reilly Automotive Inc			2.70%, 06/01/2020	1,000	993
3.55%, 03/15/2026	500	487	3.50%, 10/01/2022	30	30
Starbucks Corp			3.85%, 06/01/2025	105	105
2.10%, 02/04/2021	750	739	Microsoft Corp
4.50%, 11/15/2048	75	72	1.55%, 08/08/2021	35	34
Target Corp			2.38%, 02/12/2022	750	744
3.63%, 04/15/2046	300	270	2.40%, 02/06/2022	500	496
3.88%, 07/15/2020	500	508	2.40%, 08/08/2026	560	532
3.90%, 11/15/2047	60	56	3.13%, 11/03/2025	270	272
TJX Cos Inc/The			3.30%, 02/06/2027	105	106
2.75%, 06/15/2021	25	25	3.45%, 08/08/2036	640	621
Walgreens Boots Alliance Inc			3.50%, 02/12/2035	75	73
4.80%, 11/18/2044	525	490	3.63%, 12/15/2023	550	570
Walmart Inc			3.70%, 08/08/2046	575	561
2.35%, 12/15/2022	220	217	3.95%, 08/08/2056	135	133
3.25%, 10/25/2020	550	556	4.00%, 02/12/2055	75	74
3.30%, 04/22/2024	550	560	4.10%, 02/06/2037	75	78
3.40%, 06/26/2023	350	357	4.20%, 11/03/2035	360	381
3.63%, 12/15/2047	90	84	4.25%, 02/06/2047	90	96
3.70%, 06/26/2028	255	261	4.45%, 11/03/2045	207	225
3.95%, 06/28/2038	195	195	4.50%, 02/06/2057	640	702
4.00%, 04/11/2043	750	747	4.75%, 11/03/2055	70	79
4.05%, 06/29/2048	315	318	Oracle Corp
5.25%, 09/01/2035	40	47	1.90%, 09/15/2021	80	78
5.63%, 04/01/2040	40	48	2.40%, 09/15/2023	75	73
5.63%, 04/15/2041	60	73	2.50%, 10/15/2022	75	74
		$13,286	2.63%, 02/15/2023	330	326
Semiconductors - 0.40%			2.65%, 07/15/2026	30	29
Analog Devices Inc			2.80%, 07/08/2021	500	501
2.95%, 01/12/2021	300	299	2.95%, 11/15/2024	50	49
Applied Materials Inc			2.95%, 05/15/2025	70	69
4.35%, 04/01/2047	45	45	3.25%, 11/15/2027	340	335
5.85%, 06/15/2041	500	600	3.40%, 07/08/2024	550	557
Broadcom Corp / Broadcom Cayman Finance Ltd			3.80%, 11/15/2037	265	254
3.00%, 01/15/2022	1,200	1,178	3.90%, 05/15/2035	130	128
3.88%, 01/15/2027	650	602	4.00%, 07/15/2046	1,000	956
Intel Corp			4.00%, 11/15/2047	75	71
2.45%, 07/29/2020	300	299	4.30%, 07/08/2034	75	78
2.60%, 05/19/2026	90	86	4.38%, 05/15/2055	150	150
2.88%, 05/11/2024	105	104	4.50%, 07/08/2044	50	52
3.15%, 05/11/2027	150	149	5.38%, 07/15/2040	550	628
3.30%, 10/01/2021	550	559	6.13%, 07/08/2039	60	74
3.73%, 12/08/2047	105	100			$12,093
4.90%, 07/29/2045	500	563	Sovereign - 1.37%
Micron Technology Inc			Canada Government International Bond
4.64%, 02/06/2024	300	302	2.63%, 01/25/2022	500	501
4.98%, 02/06/2026	300	299	Chile Government International Bond
5.33%, 02/06/2029	300	301	3.86%, 06/21/2047	300	292
NVIDIA Corp			3.88%, 08/05/2020	750	760
2.20%, 09/16/2021	300	295	Colombia Government International Bond
3.20%, 09/16/2026	500	487	5.00%, 06/15/2045	350	351
QUALCOMM Inc			5.63%, 02/26/2044	500	537
2.25%, 05/20/2020	250	248	7.38%, 09/18/2037	500	628
2.60%, 01/30/2023	310	301	10.38%, 01/28/2033	400	604
3.25%, 05/20/2027	330	313	Export Development Canada
3.45%, 05/20/2025	180	177	1.75%, 07/21/2020	750	741
4.65%, 05/20/2035	70	69	2.63%, 02/21/2024	300	299
4.80%, 05/20/2045	110	106

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 28, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Sovereign (continued)			Sovereign (continued)
Export-Import Bank of Korea			Ukraine Government AID Bonds
1.88%, 10/21/2021	$350	$339	1.47%, 09/29/2021	$250	$243
5.00%, 04/11/2022	500	526	Uruguay Government International Bond
Hungary Government International Bond			4.13%, 11/20/2045	386	359
5.38%, 03/25/2024	500	543	4.38%, 10/27/2027	210	216
6.38%, 03/29/2021	500	531	7.63%, 03/21/2036	400	540
Indonesia Government International Bond					$25,869
4.35%, 01/11/2048	200	190	Supranational Bank - 1.45%
4.75%, 02/11/2029	300	313	African Development Bank
Israel Government AID Bond			2.38%, 09/23/2021	15	15
5.50%, 09/18/2023	65	73	3.00%, 09/20/2023	600	608
5.50%, 04/26/2024	65	73	Asian Development Bank
5.50%, 09/18/2033	33	42	1.75%, 06/08/2021	1,000	981
Israel Government International Bond			1.75%, 09/13/2022	500	486
4.00%, 06/30/2022	650	672	2.13%, 11/24/2021	800	790
Japan Bank for International Cooperation			2.13%, 03/19/2025	300	290
1.75%, 05/28/2020	500	494	2.38%, 08/10/2027	500	482
2.13%, 02/10/2025	300	286	2.75%, 03/17/2023	270	271
2.25%, 11/04/2026	1,000	942	2.75%, 01/19/2028	130	129
2.38%, 04/20/2026	500	478	5.82%, 06/16/2028	39	47
3.00%, 05/29/2024	300	301	Corp Andina de Fomento
Korea International Bond			3.25%, 02/11/2022	1,000	997
2.75%, 01/19/2027	250	241	4.38%, 06/15/2022	559	577
Mexico Government International Bond			European Bank for Reconstruction &
3.63%, 03/15/2022	570	573	Development
3.75%, 01/11/2028	225	215	1.13%, 08/24/2020	1,000	978
4.13%, 01/21/2026	500	499	1.88%, 02/23/2022	500	489
4.50%, 04/22/2029	500	503	European Investment Bank
4.60%, 01/23/2046	500	463	1.38%, 06/15/2020	1,330	1,309
4.60%, 02/10/2048	300	279	1.63%, 03/16/2020	300	297
4.75%, 03/08/2044	210	199	1.88%, 02/10/2025	250	239
5.75%, 10/12/2110	500	492	2.00%, 03/15/2021	795	785
6.75%, 09/27/2034	750	888	2.25%, 03/15/2022	500	495
8.30%, 08/15/2031	97	128	2.38%, 05/24/2027	650	629
Panama Government International Bond			2.50%, 04/15/2021	650	648
3.75%, 03/16/2025	250	254	2.50%, 03/15/2023	440	438
4.50%, 04/16/2050	200	200	2.63%, 05/20/2022	1,000	1,001
8.88%, 09/30/2027	570	775	2.88%, 09/15/2020	1,100	1,104
Peruvian Government International Bond			2.88%, 12/15/2021	600	605
5.63%, 11/18/2050	400	490	4.88%, 02/15/2036	500	609
8.75%, 11/21/2033	350	531	FMS Wertmanagement
Philippine Government International Bond			1.75%, 03/17/2020	200	198
3.00%, 02/01/2028	300	289	2.00%, 08/01/2022	400	392
3.70%, 03/01/2041	500	490	Inter-American Development Bank
4.00%, 01/15/2021	750	764	1.63%, 05/12/2020	600	593
7.75%, 01/14/2031	140	193	2.13%, 01/18/2022	500	493
10.63%, 03/16/2025	600	841	2.13%, 01/15/2025	500	484
Republic of Italy Government International Bond			2.38%, 07/07/2027	1,500	1,449
5.38%, 06/15/2033	40	41	2.50%, 01/18/2023	330	329
6.88%, 09/27/2023	550	602	2.63%, 04/19/2021	500	500
Republic of Poland Government International			3.13%, 09/18/2028	300	306
Bond			4.38%, 01/24/2044	50	58
5.00%, 03/23/2022	500	529	International Bank for Reconstruction &
5.13%, 04/21/2021	580	606	Development
Svensk Exportkredit AB			1.38%, 05/24/2021	345	336
1.75%, 08/28/2020	400	395	1.38%, 09/20/2021	320	310
Tennessee Valley Authority			1.63%, 09/04/2020	1,500	1,478
3.50%, 12/15/2042	100	98	1.88%, 10/07/2022	180	175
3.88%, 02/15/2021	400	410	1.88%, 10/27/2026	1,000	940
4.25%, 09/15/2065	150	169	2.25%, 06/24/2021	750	744
4.63%, 09/15/2060	300	358	2.50%, 07/29/2025	270	266
5.25%, 09/15/2039	250	309	3.00%, 09/27/2023	300	306
5.38%, 04/01/2056	61	82	7.63%, 01/19/2023	933	1,102
5.88%, 04/01/2036	600	776	International Finance Corp
6.75%, 11/01/2025	57	70	1.63%, 07/16/2020	200	197
Tunisia Government AID Bonds			2.13%, 04/07/2026	1,000	962
1.42%, 08/05/2021	250	243

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 28, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Supranational Bank (continued)			Telecommunications (continued)
Nordic Investment Bank			Verizon Communications Inc (continued)
1.50%, 09/29/2020	$400	$393	5.15%, 09/15/2023	$1,000	$1,086
		$27,310	5.25%, 03/16/2037	75	82
Telecommunications - 1.21%			5.50%, 03/16/2047	45	50
America Movil SAB de CV			6.55%, 09/15/2043	60	74
5.00%, 03/30/2020	30	31	Vodafone Group PLC
6.13%, 03/30/2040	450	544	3.75%, 01/16/2024	75	75
AT&T Inc			4.13%, 05/30/2025	75	75
3.00%, 06/30/2022	90	89	4.38%, 05/30/2028	375	371
3.20%, 03/01/2022	230	230	5.00%, 05/30/2038	80	76
3.88%, 08/15/2021	20	20	5.25%, 05/30/2048	315	300
3.90%, 03/11/2024	500	507	6.15%, 02/27/2037	240	257
3.95%, 01/15/2025	500	501			$22,732
4.10%, 02/15/2028	575	567	Transportation - 0.56%
4.13%, 02/17/2026	75	75	Burlington Northern Santa Fe LLC
4.30%, 02/15/2030	937	920	3.65%, 09/01/2025	500	512
4.35%, 03/01/2029	500	498	4.05%, 06/15/2048	75	74
4.35%, 06/15/2045	1,090	949	4.15%, 04/01/2045	200	201
4.50%, 05/15/2035	500	471	4.40%, 03/15/2042	30	31
4.50%, 03/09/2048	110	98	4.55%, 09/01/2044	400	420
4.55%, 03/09/2049	500	447	4.90%, 04/01/2044	45	50
4.75%, 05/15/2046	90	84	5.40%, 06/01/2041	400	460
4.85%, 03/01/2039	500	478	Canadian National Railway Co
5.15%, 11/15/2046	905	883	2.85%, 12/15/2021	500	498
5.25%, 03/01/2037	75	76	Cie de Chemin de Fer Canadien Pacifique
5.35%, 09/01/2040	54	54	2.90%, 02/01/2025	500	484
5.55%, 08/15/2041	75	77	4.45%, 03/15/2023	30	31
6.38%, 03/01/2041	75	83	6.13%, 09/15/2115	75	87
British Telecommunications PLC			CSX Corp
9.62%, 12/15/2030	600	838	2.60%, 11/01/2026	350	324
Cisco Systems Inc			3.40%, 08/01/2024	600	602
1.85%, 09/20/2021	750	733	3.80%, 03/01/2028	75	75
2.45%, 06/15/2020	460	459	4.30%, 03/01/2048	200	194
2.50%, 09/20/2026	60	57	4.75%, 05/30/2042	430	441
2.95%, 02/28/2026	300	293	FedEx Corp
5.50%, 01/15/2040	60	73	3.25%, 04/01/2026	713	694
Deutsche Telekom International Finance BV			3.88%, 08/01/2042	30	26
8.75%, 06/15/2030	530	711	4.00%, 01/15/2024	250	257
Juniper Networks Inc			4.55%, 04/01/2046	500	467
4.35%, 06/15/2025	200	199	Norfolk Southern Corp
Motorola Solutions Inc			3.00%, 04/01/2022	500	497
3.50%, 09/01/2021	275	275	3.25%, 12/01/2021	40	40
Orange SA			3.94%, 11/01/2047	192	179
4.13%, 09/14/2021	30	31	4.15%, 02/28/2048	500	485
5.38%, 01/13/2042	30	32	4.84%, 10/01/2041	30	31
9.00%, 03/01/2031	500	701	Union Pacific Corp
Rogers Communications Inc			2.75%, 03/01/2026	500	476
5.00%, 03/15/2044	200	212	3.80%, 10/01/2051	280	248
7.50%, 08/15/2038	250	330	3.95%, 09/10/2028	140	143
Telefonica Emisiones SA			4.10%, 09/15/2067	500	431
5.13%, 04/27/2020	100	102	4.16%, 07/15/2022	575	596
7.05%, 06/20/2036	530	624	4.30%, 03/01/2049	90	88
Telefonica Europe BV			4.50%, 09/10/2048	75	75
8.25%, 09/15/2030	350	452	4.80%, 09/10/2058	145	149
Verizon Communications Inc			United Parcel Service Inc
2.63%, 08/15/2026	500	466	3.13%, 01/15/2021	530	534
2.95%, 03/15/2022	358	358	3.63%, 10/01/2042	500	454
3.13%, 03/16/2022	255	256	3.75%, 11/15/2047	110	102
3.50%, 11/01/2024	1,000	1,010	4.88%, 11/15/2040	30	33
3.85%, 11/01/2042	90	81			$10,489
3.88%, 02/08/2029	1,000	998	Water - 0.01%
4.33%, 09/21/2028	60	62	American Water Capital Corp
4.40%, 11/01/2034	80	80	3.75%, 09/01/2047	140	130
4.52%, 09/15/2048	50	49	6.59%, 10/15/2037	13	16
4.67%, 03/15/2055	1,090	1,060			$146
4.81%, 03/15/2039	75	77	TOTAL BONDS		$610,543
4.86%, 08/21/2046	1,250	1,285
5.01%, 08/21/2054	682	700

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2019 (unaudited)

	Principal			Principal
MUNICIPAL BONDS - 0.68%	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)
California - 0.20%			Ohio - 0.04%
Bay Area Toll Authority			American Municipal Power Inc
6.26%, 04/01/2049	$175	$239	7.83%, 02/15/2041	$300	$437
6.91%, 10/01/2050	250	362	Ohio State University/The
East Bay Municipal Utility District Water System			3.80%, 12/01/2046	350	344
Revenue			4.91%, 06/01/2040	50	58
5.87%, 06/01/2040	20	26			$839
Los Angeles Department of Water & Power Power			Texas - 0.09%
System Revenue			City of Houston TX
6.57%, 07/01/2045	250	349	6.29%, 03/01/2032	480	560
Los Angeles Unified School District/CA			Dallas Area Rapid Transit
5.76%, 07/01/2029	530	614	5.02%, 12/01/2048	30	34
Regents of the University of California Medical			State of Texas
Center Pooled Revenue			4.68%, 04/01/2040	600	667
6.55%, 05/15/2048	20	27	5.52%, 04/01/2039	300	370
State of California					$1,631
3.50%, 04/01/2028	115	116	Wisconsin - 0.02%
7.30%, 10/01/2039	300	420	State of Wisconsin (credit support from AGM)
7.70%, 11/01/2030	500	539	5.70%, 05/01/2026(h)	350	388
University of California			TOTAL MUNICIPAL BONDS		$12,796
3.06%, 07/01/2025	400	400	U.S. GOVERNMENT & GOVERNMENT	Principal
5.77%, 05/15/2043	530	648	AGENCY OBLIGATIONS - 66.20%	Amount (000's) Value (000's)
		$3,740	Federal Home Loan Mortgage Corporation (FHLMC) - 7.78%
Colorado - 0.02%			2.00%, 03/01/2028	$51	$49
Regional Transportation District			2.00%, 08/01/2028	280	271
5.84%, 11/01/2050	250	325	2.00%, 01/01/2030	72	70
Connecticut - 0.03%			2.00%, 09/01/2031	174	167
State of Connecticut			2.00%, 12/01/2031	235	226
5.85%, 03/15/2032	530	620	2.50%, 03/01/2027	96	95
Florida - 0.03%			2.50%, 08/01/2027	72	71
State Board of Administration Finance Corp			2.50%, 08/01/2028	188	185
3.00%, 07/01/2020	500	500	2.50%, 09/01/2029	446	440
Georgia - 0.02%			2.50%, 12/01/2029	566	558
Municipal Electric Authority of Georgia			2.50%, 01/01/2030	587	579
6.64%, 04/01/2057	340	361	2.50%, 09/01/2030	1,323	1,301
Illinois - 0.03%			2.50%, 01/01/2031	501	492
Chicago Transit Authority			2.50%, 01/01/2031	336	330
6.20%, 12/01/2040	30	37	2.50%, 02/01/2031	496	486
City of Chicago IL			2.50%, 04/01/2031	164	161
6.31%, 01/01/2044	30	29	2.50%, 12/01/2031	770	756
State of Illinois			2.50%, 01/01/2032	791	777
4.95%, 06/01/2023	85	86	2.50%, 01/01/2032	156	153
5.10%, 06/01/2033	400	379	2.50%, 03/01/2032	239	234
		$531	2.50%, 11/01/2032	325	319
			2.50%, 03/01/2033	288	283
New Jersey - 0.08%			2.50%, 04/01/2033	268	263
New Jersey Economic Development			2.50%, 05/01/2033	707	694
Authority (credit support from AGM)			2.50%, 06/01/2033	494	485
0.00%, 02/15/2023(d),(h)	50	43	2.50%, 03/01/2034(i)	200	196
New Jersey Economic Development			2.50%, 11/01/2036	165	159
Authority (credit support from NATL)			2.50%, 01/01/2043	146	139
7.43%, 02/15/2029(h)	450	542	2.50%, 07/01/2043	70	67
New Jersey Transportation Trust Fund Authority			2.50%, 01/01/2046	74	71
6.56%, 12/15/2040	146	180	2.50%, 11/01/2046	130	124
New Jersey Turnpike Authority (credit support			3.00%, 01/01/2021	37	37
from NEW JERSEY ST TPK AUTH TPK REV)			3.00%, 09/01/2021	2	2
7.41%, 01/01/2040(h)	500	718	3.00%, 10/01/2021	117	117
		$1,483	3.00%, 12/01/2021	72	72
New York - 0.12%			3.00%, 02/01/2023	116	117
City of New York NY			3.00%, 02/01/2027	109	109
6.27%, 12/01/2037	500	631	3.00%, 02/01/2027	288	288
New York City Water & Sewer System			3.00%, 05/01/2027	35	35
5.72%, 06/15/2042	280	356	3.00%, 06/01/2027	103	104
5.95%, 06/15/2042	250	326	3.00%, 03/01/2028(i)	700	699
New York State Urban Development Corp			3.00%, 07/01/2028	42	42
5.77%, 03/15/2039	465	537	3.00%, 11/01/2028	378	379
Port Authority of New York & New Jersey			3.00%, 04/01/2029	354	355
4.46%, 10/01/2062	500	528	3.00%, 07/01/2029	69	70
		$2,378	3.00%, 09/01/2029	333	334

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 28, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 10/01/2029	$484	$485	3.00%, 11/01/2046	$947	$927
3.00%, 10/01/2029	253	254	3.00%, 11/01/2046	422	414
3.00%, 11/01/2029	217	218	3.00%, 12/01/2046	1,094	1,072
3.00%, 12/01/2029	67	68	3.00%, 12/01/2046	1,119	1,096
3.00%, 01/01/2030	191	191	3.00%, 01/01/2047	615	602
3.00%, 03/01/2030	34	34	3.00%, 02/01/2047	431	422
3.00%, 04/01/2030	124	125	3.00%, 03/01/2047	336	329
3.00%, 11/01/2030	299	299	3.00%, 04/01/2047	993	973
3.00%, 11/01/2030	180	180	3.00%, 09/01/2047	393	385
3.00%, 01/01/2031	617	616	3.00%, 10/01/2047	595	582
3.00%, 02/01/2031	45	45	3.00%, 01/01/2048	500	489
3.00%, 03/01/2031	73	72	3.00%, 03/01/2049(i)	1,700	1,663
3.00%, 03/01/2031	123	123	3.50%, 01/01/2021	18	19
3.00%, 04/01/2031	499	499	3.50%, 01/01/2021	47	48
3.00%, 05/01/2032	500	497	3.50%, 03/01/2021	118	120
3.00%, 12/01/2032	260	260	3.50%, 03/01/2021	12	12
3.00%, 02/01/2033	199	199	3.50%, 10/01/2025	101	103
3.00%, 03/01/2033	291	291	3.50%, 10/01/2025	22	23
3.00%, 04/01/2033	67	67	3.50%, 11/01/2025	8	8
3.00%, 07/01/2033	463	463	3.50%, 11/01/2025	4	4
3.00%, 09/01/2033	217	217	3.50%, 12/01/2025	57	58
3.00%, 10/01/2033	289	289	3.50%, 02/01/2026	26	26
3.00%, 09/01/2034	342	340	3.50%, 04/01/2026	97	99
3.00%, 10/01/2034	244	243	3.50%, 06/01/2026	13	13
3.00%, 12/01/2034	77	76	3.50%, 08/01/2026	13	13
3.00%, 04/01/2035	204	202	3.50%, 03/01/2028(i)	950	966
3.00%, 06/01/2035	284	283	3.50%, 12/01/2028	62	63
3.00%, 04/01/2036	138	137	3.50%, 02/01/2029	54	55
3.00%, 04/01/2036	190	189	3.50%, 06/01/2029	332	339
3.00%, 09/01/2036	238	237	3.50%, 09/01/2029	13	14
3.00%, 09/01/2036	113	113	3.50%, 02/01/2030	259	263
3.00%, 11/01/2036	81	80	3.50%, 09/01/2030	50	51
3.00%, 02/01/2037	247	245	3.50%, 12/01/2031	313	319
3.00%, 04/01/2038	234	231	3.50%, 09/01/2033	390	397
3.00%, 09/01/2042	1,672	1,644	3.50%, 05/01/2034	121	123
3.00%, 10/01/2042	404	397	3.50%, 05/01/2034	338	344
3.00%, 11/01/2042	682	671	3.50%, 11/01/2034	143	145
3.00%, 01/01/2043	119	117	3.50%, 01/01/2035	281	285
3.00%, 01/01/2043	120	118	3.50%, 06/01/2035	241	244
3.00%, 02/01/2043	641	630	3.50%, 03/01/2037	524	529
3.00%, 04/01/2043	1,085	1,066	3.50%, 04/01/2037	131	132
3.00%, 07/01/2043	141	139	3.50%, 06/01/2037	269	272
3.00%, 08/01/2043	878	861	3.50%, 11/01/2041	39	40
3.00%, 08/01/2043	1,087	1,069	3.50%, 01/01/2042	36	37
3.00%, 09/01/2043	187	184	3.50%, 04/01/2042	46	47
3.00%, 10/01/2043	141	139	3.50%, 06/01/2042	772	779
3.00%, 12/01/2044	506	497	3.50%, 06/01/2042	977	986
3.00%, 01/01/2045	26	26	3.50%, 06/01/2042	207	209
3.00%, 01/01/2045	127	125	3.50%, 06/01/2042	40	41
3.00%, 03/01/2045	313	307	3.50%, 07/01/2042	2,099	2,119
3.00%, 04/01/2045	937	920	3.50%, 08/01/2042	36	36
3.00%, 06/01/2045	622	610	3.50%, 10/01/2042	1,076	1,086
3.00%, 08/01/2045	41	40	3.50%, 08/01/2043	384	387
3.00%, 08/01/2045	985	966	3.50%, 01/01/2044	507	511
3.00%, 12/01/2045	1,148	1,125	3.50%, 08/01/2044	23	23
3.00%, 01/01/2046	111	109	3.50%, 01/01/2045	684	688
3.00%, 03/01/2046	698	683	3.50%, 02/01/2045	200	201
3.00%, 04/01/2046	1,288	1,261	3.50%, 02/01/2045	285	286
3.00%, 04/01/2046	380	373	3.50%, 03/01/2045	953	958
3.00%, 06/01/2046	1,030	1,009	3.50%, 03/01/2045	493	496
3.00%, 06/01/2046	400	392	3.50%, 06/01/2045	513	516
3.00%, 07/01/2046	409	400	3.50%, 07/01/2045	503	506
3.00%, 09/01/2046	1,060	1,039	3.50%, 08/01/2045	332	334
3.00%, 10/01/2046	111	109	3.50%, 09/01/2045	490	492
3.00%, 10/01/2046	250	245	3.50%, 09/01/2045	667	671
3.00%, 11/01/2046	490	480	3.50%, 10/01/2045	61	62
3.00%, 11/01/2046	1,167	1,143	3.50%, 12/01/2045	1,291	1,298
3.00%, 11/01/2046	20	20	3.50%, 01/01/2046	1,155	1,161

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 28, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 03/01/2046	$2,530	$2,544	4.00%, 11/01/2045	$618	$633
3.50%, 03/01/2046	796	800	4.00%, 12/01/2045	133	136
3.50%, 04/01/2046	614	618	4.00%, 02/01/2046	200	205
3.50%, 04/01/2046	1,285	1,292	4.00%, 05/01/2046	263	269
3.50%, 05/01/2046	858	860	4.00%, 06/01/2046	70	71
3.50%, 05/01/2046	793	797	4.00%, 03/01/2047	564	577
3.50%, 06/01/2046	711	712	4.00%, 10/01/2047	1,053	1,077
3.50%, 08/01/2046	370	371	4.00%, 12/01/2047	1,292	1,321
3.50%, 09/01/2046	482	482	4.00%, 03/01/2048(i)	4,075	4,156
3.50%, 04/01/2047	853	856	4.00%, 04/01/2048(i)	525	535
3.50%, 11/01/2047	940	941	4.00%, 05/01/2048	24	24
3.50%, 11/01/2047	1,508	1,511	4.00%, 07/01/2048	1,199	1,224
3.50%, 12/01/2047	571	572	4.00%, 09/01/2048	780	796
3.50%, 12/01/2047	26	26	4.00%, 09/01/2048	500	510
3.50%, 12/01/2047	1,494	1,497	4.00%, 10/01/2048	1,687	1,722
3.50%, 12/01/2047	1,292	1,294	4.00%, 11/01/2048	497	508
3.50%, 12/01/2047	698	699	4.00%, 11/01/2048	1,562	1,594
3.50%, 01/01/2048	1,507	1,510	4.00%, 12/01/2048	1,780	1,816
3.50%, 03/01/2048(i)	5,125	5,131	4.00%, 01/01/2049	1,592	1,624
3.50%, 03/01/2048	1,177	1,179	4.00%, 02/01/2049	1,196	1,220
3.50%, 04/01/2048(i)	75	75	4.50%, 05/01/2019	1	1
3.50%, 06/01/2048	483	483	4.50%, 12/01/2019	13	14
3.50%, 08/01/2048	987	989	4.50%, 01/01/2024	7	7
4.00%, 07/01/2020	50	51	4.50%, 08/01/2025	19	20
4.00%, 07/01/2024	10	10	4.50%, 10/01/2030	131	136
4.00%, 12/01/2024	163	167	4.50%, 05/01/2031	15	15
4.00%, 08/01/2025	15	15	4.50%, 02/01/2039	16	17
4.00%, 10/01/2025	11	11	4.50%, 04/01/2039	19	20
4.00%, 03/01/2026	4	4	4.50%, 09/01/2039	26	28
4.00%, 12/01/2030	30	31	4.50%, 10/01/2039	25	26
4.00%, 03/01/2033(i)	725	745	4.50%, 10/01/2039	452	475
4.00%, 11/01/2033	206	213	4.50%, 11/01/2039	29	30
4.00%, 07/01/2034	140	145	4.50%, 02/01/2040	22	23
4.00%, 04/01/2038	347	356	4.50%, 02/01/2040	32	34
4.00%, 07/01/2039	55	57	4.50%, 02/01/2040	8	8
4.00%, 12/01/2040	291	299	4.50%, 05/01/2040	5	6
4.00%, 12/01/2040	57	59	4.50%, 05/01/2040	14	15
4.00%, 12/01/2040	67	69	4.50%, 07/01/2040	21	22
4.00%, 10/01/2041	73	75	4.50%, 08/01/2040	28	29
4.00%, 12/01/2041	47	48	4.50%, 08/01/2040	19	20
4.00%, 01/01/2042	12	13	4.50%, 08/01/2040	18	19
4.00%, 01/01/2044	22	22	4.50%, 09/01/2040	23	24
4.00%, 02/01/2044	15	15	4.50%, 01/01/2041	8	9
4.00%, 02/01/2044	270	277	4.50%, 02/01/2041	284	299
4.00%, 03/01/2044	81	83	4.50%, 03/01/2041	390	410
4.00%, 04/01/2044	374	383	4.50%, 05/01/2041	20	21
4.00%, 05/01/2044	153	157	4.50%, 06/01/2041	12	13
4.00%, 06/01/2044	272	279	4.50%, 06/01/2041	668	702
4.00%, 07/01/2044	196	201	4.50%, 08/01/2041	6	7
4.00%, 07/01/2044	606	621	4.50%, 08/01/2041	34	36
4.00%, 07/01/2044	46	48	4.50%, 03/01/2042	17	18
4.00%, 07/01/2044	487	498	4.50%, 04/01/2043(i)	425	440
4.00%, 08/01/2044	11	11	4.50%, 09/01/2043	151	158
4.00%, 09/01/2044	167	171	4.50%, 10/01/2043	9	10
4.00%, 11/01/2044	25	25	4.50%, 11/01/2043	125	131
4.00%, 11/01/2044	488	500	4.50%, 11/01/2043	365	380
4.00%, 12/01/2044	341	350	4.50%, 12/01/2043	282	293
4.00%, 12/01/2044	1,959	2,007	4.50%, 02/01/2044	56	58
4.00%, 01/01/2045	494	506	4.50%, 03/01/2044	539	562
4.00%, 02/01/2045	20	21	4.50%, 04/01/2044	248	259
4.00%, 04/01/2045	75	77	4.50%, 09/01/2044	360	375
4.00%, 05/01/2045	257	263	4.50%, 09/01/2044	33	34
4.00%, 07/01/2045	376	385	4.50%, 09/01/2044	70	73
4.00%, 08/01/2045	701	718	4.50%, 10/01/2044	139	145
4.00%, 09/01/2045	1,797	1,841	4.50%, 10/01/2044	355	370
4.00%, 10/01/2045	1,010	1,034	4.50%, 11/01/2044	396	412
4.00%, 10/01/2045	140	144	4.50%, 01/01/2045	56	58
4.00%, 11/01/2045	109	112	4.50%, 09/01/2045	393	409

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 28, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 05/01/2046	$87	$90	6.50%, 09/01/2039	$28	$32
4.50%, 02/01/2047	130	135			$146,316
4.50%, 03/01/2047	240	249	Federal National Mortgage Association (FNMA) - 11.87%
4.50%, 07/01/2047	197	204	2.00%, 11/01/2028	53	52
4.50%, 11/01/2047	46	48	2.00%, 09/01/2029	457	443
4.50%, 03/01/2048(i)	2,475	2,564	2.00%, 01/01/2030	30	30
4.50%, 05/01/2048	585	607	2.00%, 01/01/2030	67	65
4.50%, 07/01/2048	289	300	2.00%, 05/01/2030	186	178
4.50%, 09/01/2048	1,539	1,595	2.00%, 12/01/2031	315	303
4.50%, 11/01/2048	1,000	1,036	2.00%, 02/01/2032	187	180
5.00%, 04/01/2021	6	6	2.00%, 07/01/2032	44	42
5.00%, 09/01/2033	178	190	2.50%, 01/01/2028	176	173
5.00%, 09/01/2033	8	8	2.50%, 03/01/2028(i)	1,000	981
5.00%, 08/01/2035	8	9	2.50%, 07/01/2028	446	440
5.00%, 10/01/2035	1	1	2.50%, 07/01/2028	164	162
5.00%, 11/01/2035	104	111	2.50%, 08/01/2028	16	16
5.00%, 08/01/2036	16	17	2.50%, 11/01/2028	562	555
5.00%, 10/01/2036	79	84	2.50%, 09/01/2029	364	358
5.00%, 11/01/2036	11	12	2.50%, 11/01/2029	44	43
5.00%, 12/01/2036	286	306	2.50%, 12/01/2029	514	505
5.00%, 06/01/2037	9	9	2.50%, 02/01/2030	118	116
5.00%, 12/01/2038	59	63	2.50%, 03/01/2030	387	380
5.00%, 01/01/2039	15	16	2.50%, 03/01/2030	26	26
5.00%, 01/01/2039	14	15	2.50%, 05/01/2030	410	403
5.00%, 08/01/2039	152	163	2.50%, 07/01/2030	148	145
5.00%, 09/01/2039	14	15	2.50%, 08/01/2030	446	438
5.00%, 11/01/2039	356	382	2.50%, 08/01/2030	518	508
5.00%, 01/01/2040	30	33	2.50%, 12/01/2030	540	530
5.00%, 07/01/2040	67	72	2.50%, 01/01/2031	32	31
5.00%, 08/01/2040	29	31	2.50%, 03/01/2031	504	495
5.00%, 09/01/2040	8	9	2.50%, 03/01/2031	116	113
5.00%, 02/01/2041	90	96	2.50%, 03/01/2031	639	628
5.00%, 03/01/2041	126	135	2.50%, 05/01/2031	137	134
5.00%, 09/01/2041	19	20	2.50%, 05/01/2031	235	230
5.00%, 12/01/2041	168	179	2.50%, 07/01/2031	549	539
5.00%, 02/01/2042	660	707	2.50%, 11/01/2031	781	767
5.00%, 04/01/2044	168	180	2.50%, 11/01/2031	385	378
5.00%, 02/01/2048	243	255	2.50%, 12/01/2031	386	379
5.00%, 03/01/2048(i)	600	630	2.50%, 12/01/2031	134	132
5.00%, 06/01/2048	287	302	2.50%, 12/01/2031	156	153
5.00%, 07/01/2048	144	152	2.50%, 01/01/2032	231	227
5.50%, 06/01/2034	108	117	2.50%, 01/01/2032	391	384
5.50%, 07/01/2036	27	29	2.50%, 02/01/2032	216	212
5.50%, 01/01/2037	33	35	2.50%, 03/01/2032	244	239
5.50%, 09/01/2037	12	13	2.50%, 09/01/2032	218	214
5.50%, 11/01/2037	13	14	2.50%, 12/01/2032	495	486
5.50%, 04/01/2038	7	8	2.50%, 01/01/2033	44	43
5.50%, 07/01/2038	131	142	2.50%, 07/01/2033	21	20
5.50%, 07/01/2038	7	7	2.50%, 10/01/2036	82	79
5.50%, 07/01/2038	124	133	2.50%, 10/01/2036	241	232
5.50%, 07/01/2038	154	168	2.50%, 12/01/2036	213	205
5.50%, 09/01/2038	13	14	2.50%, 12/01/2042	53	51
5.50%, 12/01/2038	264	286	2.50%, 01/01/2043	152	145
5.50%, 12/01/2038	1	1	2.50%, 02/01/2043	48	45
5.50%, 10/01/2039	397	430	2.50%, 05/01/2043	203	193
5.50%, 11/01/2039	64	68	2.50%, 10/01/2043	153	146
5.50%, 01/01/2040	12	13	2.50%, 05/01/2046	25	24
5.50%, 03/01/2040	8	8	2.50%, 12/01/2046	196	186
5.50%, 06/01/2040	18	19	2.50%, 01/01/2047	25	23
5.50%, 06/01/2041	174	189	2.50%, 01/01/2047	72	68
6.00%, 04/01/2023	1	1	3.00%, 12/01/2020	2	2
6.00%, 12/01/2037	13	15	3.00%, 11/01/2025	71	71
6.00%, 04/01/2038	409	449	3.00%, 01/01/2026	74	74
6.00%, 05/01/2038	42	46	3.00%, 11/01/2026	57	58
6.00%, 07/01/2038	26	28	3.00%, 02/01/2027	44	44
6.00%, 10/01/2038	2	2	3.00%, 03/01/2027	100	101
6.00%, 11/01/2038	146	158	3.00%, 04/01/2027	157	157
6.00%, 01/01/2039	51	56	3.00%, 07/01/2027	50	50

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 28, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.00%, 10/01/2027	$126	$126	3.00%, 08/01/2043	$972	$955
3.00%, 01/01/2029	130	130	3.00%, 10/01/2043	434	427
3.00%, 02/01/2029	110	110	3.00%, 10/01/2043	822	807
3.00%, 03/01/2029	9	9	3.00%, 11/01/2043	192	188
3.00%, 04/01/2029	441	441	3.00%, 01/01/2045	50	49
3.00%, 11/01/2029	63	63	3.00%, 01/01/2045	426	418
3.00%, 11/01/2029	98	98	3.00%, 01/01/2045	1,115	1,095
3.00%, 12/01/2029	123	122	3.00%, 01/01/2045	211	207
3.00%, 12/01/2029	239	239	3.00%, 04/01/2045	16	15
3.00%, 01/01/2030	669	669	3.00%, 04/01/2045	96	94
3.00%, 01/01/2030	573	572	3.00%, 08/01/2045	276	270
3.00%, 01/01/2030	122	122	3.00%, 12/01/2045	470	460
3.00%, 06/01/2030	425	424	3.00%, 12/01/2045	380	372
3.00%, 07/01/2030	718	718	3.00%, 01/01/2046	692	677
3.00%, 09/01/2030	136	136	3.00%, 01/01/2046	281	275
3.00%, 10/01/2030	627	626	3.00%, 02/01/2046	21	20
3.00%, 11/01/2030	14	14	3.00%, 02/01/2046	35	35
3.00%, 11/01/2030	573	573	3.00%, 03/01/2046	303	297
3.00%, 12/01/2030	477	477	3.00%, 04/01/2046	112	110
3.00%, 12/01/2030	102	102	3.00%, 04/01/2046	842	824
3.00%, 02/01/2031	484	483	3.00%, 04/01/2046	1,623	1,588
3.00%, 03/01/2031	332	332	3.00%, 05/01/2046	254	248
3.00%, 04/01/2031	140	140	3.00%, 05/01/2046	309	302
3.00%, 09/01/2031	687	686	3.00%, 05/01/2046	684	669
3.00%, 08/01/2032	254	254	3.00%, 08/01/2046	262	256
3.00%, 09/01/2032	171	171	3.00%, 09/01/2046	1,063	1,040
3.00%, 01/01/2033	65	65	3.00%, 10/01/2046	1,101	1,077
3.00%, 03/01/2033(i)	2,725	2,720	3.00%, 11/01/2046	744	728
3.00%, 04/01/2033	65	64	3.00%, 11/01/2046	1,192	1,166
3.00%, 09/01/2034	477	474	3.00%, 11/01/2046	611	597
3.00%, 11/01/2034	361	358	3.00%, 11/01/2046	965	945
3.00%, 12/01/2034	177	176	3.00%, 11/01/2046	498	487
3.00%, 02/01/2035	258	257	3.00%, 11/01/2046	1,023	1,000
3.00%, 02/01/2035	148	148	3.00%, 11/01/2046	1,468	1,436
3.00%, 05/01/2035	766	762	3.00%, 12/01/2046	441	431
3.00%, 06/01/2035	439	436	3.00%, 12/01/2046	1,012	990
3.00%, 11/01/2035	188	187	3.00%, 12/01/2046	1,037	1,015
3.00%, 02/01/2036	198	197	3.00%, 01/01/2047	1,119	1,095
3.00%, 07/01/2036	323	321	3.00%, 02/01/2047	629	616
3.00%, 12/01/2036	346	343	3.00%, 02/01/2047	422	413
3.00%, 12/01/2036	384	381	3.00%, 03/01/2047	346	338
3.00%, 12/01/2036	225	223	3.00%, 04/01/2047	78	76
3.00%, 02/01/2037	355	353	3.00%, 10/01/2047	20	19
3.00%, 04/01/2042	183	180	3.00%, 09/01/2048	575	562
3.00%, 11/01/2042	808	794	3.00%, 03/01/2049(i)	2,300	2,248
3.00%, 11/01/2042	684	672	3.50%, 10/01/2025	158	161
3.00%, 12/01/2042	1,744	1,714	3.50%, 11/01/2025	28	28
3.00%, 04/01/2043	392	385	3.50%, 12/01/2025	141	143
3.00%, 04/01/2043	716	704	3.50%, 01/01/2026	438	445
3.00%, 04/01/2043(i)	75	73	3.50%, 01/01/2026	86	88
3.00%, 04/01/2043	19	18	3.50%, 01/01/2026	20	20
3.00%, 04/01/2043	703	691	3.50%, 05/01/2026	157	160
3.00%, 04/01/2043	186	183	3.50%, 08/01/2026	25	26
3.00%, 05/01/2043	175	172	3.50%, 09/01/2026	239	243
3.00%, 05/01/2043	343	337	3.50%, 10/01/2026	364	370
3.00%, 05/01/2043	49	49	3.50%, 10/01/2026	309	314
3.00%, 05/01/2043	1,311	1,289	3.50%, 12/01/2026	238	242
3.00%, 05/01/2043	572	562	3.50%, 06/01/2027	243	247
3.00%, 05/01/2043	701	689	3.50%, 03/01/2028(i)	550	559
3.00%, 06/01/2043	603	592	3.50%, 03/01/2029	142	145
3.00%, 06/01/2043	204	200	3.50%, 09/01/2029	239	244
3.00%, 06/01/2043	844	826	3.50%, 10/01/2029	378	385
3.00%, 07/01/2043	883	867	3.50%, 11/01/2029	7	8
3.00%, 07/01/2043	1,024	1,007	3.50%, 04/01/2030	24	25
3.00%, 07/01/2043	738	725	3.50%, 11/01/2030	135	138
3.00%, 07/01/2043	172	169	3.50%, 04/01/2032	31	32
3.00%, 07/01/2043	90	88	3.50%, 07/01/2032	26	26
3.00%, 08/01/2043	117	115	3.50%, 09/01/2032	29	29

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 28, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.50%, 10/01/2033	$535	$543	3.50%, 12/01/2045	$690	$693
3.50%, 10/01/2033	393	399	3.50%, 12/01/2045	666	669
3.50%, 10/01/2033	16	16	3.50%, 12/01/2045	43	44
3.50%, 05/01/2034	94	95	3.50%, 12/01/2045	343	345
3.50%, 06/01/2034	66	67	3.50%, 12/01/2045	240	241
3.50%, 07/01/2034	425	431	3.50%, 01/01/2046	754	757
3.50%, 09/01/2034	329	334	3.50%, 01/01/2046	174	175
3.50%, 10/01/2034	104	106	3.50%, 01/01/2046	766	770
3.50%, 12/01/2035	592	598	3.50%, 01/01/2046	781	785
3.50%, 02/01/2036	124	125	3.50%, 02/01/2046	291	292
3.50%, 07/01/2036	196	198	3.50%, 03/01/2046	922	926
3.50%, 08/01/2036	203	204	3.50%, 03/01/2046	64	64
3.50%, 02/01/2037	99	100	3.50%, 03/01/2046	624	627
3.50%, 05/01/2037	166	167	3.50%, 03/01/2046	213	214
3.50%, 06/01/2038	323	326	3.50%, 03/01/2046	717	720
3.50%, 07/01/2038	320	323	3.50%, 03/01/2046	666	668
3.50%, 03/01/2041	50	50	3.50%, 04/01/2046	880	884
3.50%, 06/01/2041	52	52	3.50%, 04/01/2046	156	157
3.50%, 10/01/2041	36	37	3.50%, 05/01/2046	150	150
3.50%, 12/01/2041	49	49	3.50%, 05/01/2046	359	360
3.50%, 02/01/2042	478	482	3.50%, 06/01/2046	164	165
3.50%, 03/01/2042	113	114	3.50%, 07/01/2046	772	775
3.50%, 04/01/2042	138	139	3.50%, 07/01/2046	96	96
3.50%, 05/01/2042	720	726	3.50%, 12/01/2046	634	636
3.50%, 05/01/2042	94	95	3.50%, 02/01/2047	1,090	1,094
3.50%, 06/01/2042	651	656	3.50%, 03/01/2047	474	475
3.50%, 07/01/2042	116	117	3.50%, 06/01/2047	1,074	1,076
3.50%, 08/01/2042	79	80	3.50%, 09/01/2047	1,684	1,686
3.50%, 09/01/2042	74	75	3.50%, 10/01/2047	1,193	1,195
3.50%, 10/01/2042	900	907	3.50%, 11/01/2047	1,396	1,398
3.50%, 10/01/2042	101	102	3.50%, 12/01/2047	1,171	1,172
3.50%, 04/01/2043	855	862	3.50%, 12/01/2047	1,744	1,745
3.50%, 05/01/2043	900	907	3.50%, 01/01/2048	1,497	1,498
3.50%, 05/01/2043	542	547	3.50%, 02/01/2048	560	561
3.50%, 06/01/2043	159	160	3.50%, 02/01/2048	1,224	1,225
3.50%, 08/01/2043	663	668	3.50%, 03/01/2048(i)	8,000	8,004
3.50%, 09/01/2043	1,671	1,686	3.50%, 03/01/2048	126	126
3.50%, 11/01/2043	261	263	3.50%, 04/01/2048	999	1,000
3.50%, 01/01/2044	216	217	3.50%, 04/01/2048(i)	525	525
3.50%, 02/01/2044	20	20	3.50%, 06/01/2048	125	125
3.50%, 07/01/2044	967	976	3.50%, 06/01/2048	394	394
3.50%, 10/01/2044	416	419	3.50%, 09/01/2048	393	393
3.50%, 11/01/2044	462	465	3.50%, 10/01/2048	99	100
3.50%, 12/01/2044	583	586	3.50%, 10/01/2048	595	596
3.50%, 12/01/2044	638	641	3.50%, 02/01/2049	175	175
3.50%, 01/01/2045	676	679	4.00%, 05/01/2020	2	2
3.50%, 02/01/2045	132	133	4.00%, 05/01/2020	1	1
3.50%, 02/01/2045	479	480	4.00%, 12/01/2020	6	6
3.50%, 02/01/2045	767	771	4.00%, 03/01/2022	51	52
3.50%, 02/01/2045	97	98	4.00%, 03/01/2022	26	27
3.50%, 04/01/2045	438	440	4.00%, 09/01/2025	19	19
3.50%, 04/01/2045	565	568	4.00%, 03/01/2026	28	29
3.50%, 05/01/2045	45	45	4.00%, 09/01/2026	24	25
3.50%, 06/01/2045	18	18	4.00%, 04/01/2029	12	12
3.50%, 07/01/2045	743	746	4.00%, 12/01/2030	16	16
3.50%, 08/01/2045	459	461	4.00%, 11/01/2031	20	21
3.50%, 08/01/2045	474	476	4.00%, 03/01/2033(i)	1,550	1,590
3.50%, 09/01/2045	380	382	4.00%, 11/01/2033	339	351
3.50%, 10/01/2045	161	162	4.00%, 10/01/2034	226	234
3.50%, 10/01/2045	276	278	4.00%, 02/01/2036	317	327
3.50%, 10/01/2045	27	27	4.00%, 01/01/2037	108	111
3.50%, 10/01/2045	224	225	4.00%, 10/01/2037	191	196
3.50%, 11/01/2045	281	283	4.00%, 03/01/2038	92	94
3.50%, 11/01/2045	556	559	4.00%, 07/01/2038	433	445
3.50%, 11/01/2045	566	569	4.00%, 12/01/2038	297	305
3.50%, 11/01/2045	555	558	4.00%, 03/01/2039	17	17
3.50%, 12/01/2045	745	748	4.00%, 08/01/2039	62	64
3.50%, 12/01/2045	806	808	4.00%, 09/01/2040	136	139

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.00%, 10/01/2040	$47	$48	4.00%, 01/01/2046	$109	$112
4.00%, 12/01/2040	32	33	4.00%, 02/01/2046	523	536
4.00%, 12/01/2040	37	38	4.00%, 02/01/2046	95	98
4.00%, 01/01/2041	19	19	4.00%, 03/01/2046	1,093	1,119
4.00%, 01/01/2041	124	127	4.00%, 03/01/2046	25	25
4.00%, 02/01/2041	114	117	4.00%, 04/01/2046	511	523
4.00%, 02/01/2041	47	49	4.00%, 07/01/2046	237	242
4.00%, 02/01/2041	93	96	4.00%, 03/01/2047	816	835
4.00%, 03/01/2041	57	59	4.00%, 06/01/2047	359	368
4.00%, 09/01/2041	42	43	4.00%, 08/01/2047	594	607
4.00%, 12/01/2041	146	151	4.00%, 11/01/2047	2,197	2,247
4.00%, 12/01/2041	75	77	4.00%, 01/01/2048	1,744	1,784
4.00%, 12/01/2041	223	229	4.00%, 01/01/2048	1,786	1,825
4.00%, 05/01/2042	44	45	4.00%, 03/01/2048(i)	10,125	10,323
4.00%, 06/01/2042	172	177	4.00%, 04/01/2048(i)	1,475	1,503
4.00%, 06/01/2042	344	354	4.00%, 05/01/2048	450	462
4.00%, 07/01/2042	973	1,001	4.00%, 06/01/2048	1,295	1,322
4.00%, 12/01/2042	372	383	4.00%, 06/01/2048	1,618	1,651
4.00%, 06/01/2043	470	484	4.00%, 07/01/2048	488	499
4.00%, 09/01/2043	619	636	4.00%, 07/01/2048	958	977
4.00%, 11/01/2043	554	569	4.00%, 08/01/2048	1,065	1,087
4.00%, 11/01/2043	524	538	4.00%, 09/01/2048	1,031	1,052
4.00%, 12/01/2043	21	21	4.00%, 09/01/2048	1,197	1,221
4.00%, 05/01/2044	170	175	4.00%, 09/01/2048	1,460	1,490
4.00%, 08/01/2044	155	159	4.00%, 09/01/2048	1,171	1,194
4.00%, 08/01/2044	28	29	4.00%, 09/01/2048	150	153
4.00%, 08/01/2044	214	220	4.00%, 10/01/2048	400	410
4.00%, 08/01/2044	492	504	4.00%, 11/01/2048	1,375	1,402
4.00%, 09/01/2044	231	236	4.00%, 12/01/2048	1,293	1,319
4.00%, 09/01/2044	65	66	4.00%, 03/01/2049	500	511
4.00%, 09/01/2044	206	211	4.50%, 01/01/2020	4	4
4.00%, 10/01/2044	79	81	4.50%, 02/01/2021	13	14
4.00%, 10/01/2044	130	133	4.50%, 08/01/2023	149	154
4.00%, 10/01/2044	26	27	4.50%, 05/01/2025	21	21
4.00%, 10/01/2044	91	92	4.50%, 06/01/2029	27	28
4.00%, 11/01/2044	34	35	4.50%, 07/01/2029	6	7
4.00%, 11/01/2044	250	256	4.50%, 08/01/2030	15	16
4.00%, 11/01/2044	62	63	4.50%, 01/01/2034	45	47
4.00%, 11/01/2044	116	118	4.50%, 02/01/2039	25	27
4.00%, 11/01/2044	146	149	4.50%, 04/01/2039	174	182
4.00%, 11/01/2044	155	159	4.50%, 04/01/2039	19	20
4.00%, 12/01/2044	434	445	4.50%, 04/01/2039	46	48
4.00%, 12/01/2044	326	334	4.50%, 06/01/2039	3	3
4.00%, 12/01/2044	86	88	4.50%, 06/01/2039	19	20
4.00%, 12/01/2044	269	276	4.50%, 08/01/2039	32	34
4.00%, 01/01/2045	23	24	4.50%, 10/01/2039	20	21
4.00%, 01/01/2045	189	194	4.50%, 12/01/2039	46	49
4.00%, 01/01/2045	509	521	4.50%, 02/01/2040	48	50
4.00%, 01/01/2045	514	527	4.50%, 05/01/2040	32	34
4.00%, 02/01/2045	203	208	4.50%, 09/01/2040	300	315
4.00%, 02/01/2045	464	476	4.50%, 10/01/2040	45	47
4.00%, 02/01/2045	200	204	4.50%, 02/01/2041	43	45
4.00%, 03/01/2045	128	131	4.50%, 03/01/2041	51	54
4.00%, 04/01/2045	314	321	4.50%, 04/01/2041	74	78
4.00%, 06/01/2045	60	62	4.50%, 05/01/2041	393	413
4.00%, 08/01/2045	163	167	4.50%, 07/01/2041	29	30
4.00%, 08/01/2045	58	60	4.50%, 07/01/2041	5	5
4.00%, 08/01/2045	38	39	4.50%, 08/01/2041	386	405
4.00%, 09/01/2045	638	653	4.50%, 09/01/2041	447	469
4.00%, 09/01/2045	165	169	4.50%, 09/01/2041	40	42
4.00%, 11/01/2045	749	767	4.50%, 11/01/2041	32	34
4.00%, 11/01/2045	143	147	4.50%, 11/01/2041	31	32
4.00%, 11/01/2045	13	13	4.50%, 01/01/2042	9	10
4.00%, 12/01/2045	272	278	4.50%, 07/01/2042	10	11
4.00%, 12/01/2045	171	175	4.50%, 04/01/2043(i)	600	620
4.00%, 12/01/2045	84	86	4.50%, 09/01/2043	274	285
4.00%, 12/01/2045	26	27	4.50%, 09/01/2043	314	327
4.00%, 12/01/2045	20	20	4.50%, 10/01/2043	27	28

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.50%, 10/01/2043	$7	$8	5.00%, 04/01/2041	$524	$561
4.50%, 11/01/2043	192	200	5.00%, 05/01/2041	37	40
4.50%, 11/01/2043	427	445	5.00%, 08/01/2041	235	251
4.50%, 11/01/2043	11	11	5.00%, 05/01/2042	285	305
4.50%, 11/01/2043	344	358	5.00%, 07/01/2042	132	141
4.50%, 12/01/2043	10	10	5.00%, 09/01/2043	55	59
4.50%, 01/01/2044	344	359	5.00%, 03/01/2044	108	115
4.50%, 01/01/2044	332	345	5.00%, 05/01/2044	181	194
4.50%, 02/01/2044	95	99	5.00%, 06/01/2044	60	64
4.50%, 02/01/2044	15	16	5.00%, 02/01/2045	249	267
4.50%, 03/01/2044	43	45	5.00%, 06/01/2045	678	725
4.50%, 03/01/2044	259	270	5.00%, 09/01/2047	49	52
4.50%, 04/01/2044	426	443	5.00%, 03/01/2048(i)	350	367
4.50%, 04/01/2044	242	251	5.00%, 05/01/2048	468	491
4.50%, 05/01/2044	105	110	5.00%, 07/01/2048	119	125
4.50%, 05/01/2044	333	347	5.00%, 08/01/2048	200	210
4.50%, 05/01/2044	363	377	5.00%, 08/01/2048	100	105
4.50%, 06/01/2044	13	14	5.00%, 09/01/2048	166	174
4.50%, 06/01/2044	160	166	5.50%, 01/01/2025	2	2
4.50%, 06/01/2044	84	88	5.50%, 12/01/2027	70	74
4.50%, 07/01/2044	86	89	5.50%, 06/01/2034	7	8
4.50%, 08/01/2044	410	427	5.50%, 04/01/2035	2	2
4.50%, 08/01/2044	98	101	5.50%, 09/01/2035	3	3
4.50%, 08/01/2044	16	17	5.50%, 10/01/2035	7	7
4.50%, 09/01/2044	298	310	5.50%, 04/01/2036	26	28
4.50%, 10/01/2044	251	261	5.50%, 04/01/2036	2	2
4.50%, 11/01/2044	314	327	5.50%, 09/01/2036	37	40
4.50%, 11/01/2044	8	8	5.50%, 12/01/2036	33	36
4.50%, 11/01/2044	75	78	5.50%, 02/01/2037	2	2
4.50%, 11/01/2044	109	113	5.50%, 05/01/2037	23	25
4.50%, 11/01/2044	72	75	5.50%, 06/01/2037	2	2
4.50%, 04/01/2045	134	139	5.50%, 07/01/2037	3	3
4.50%, 03/01/2046	81	84	5.50%, 08/01/2037	3	3
4.50%, 04/01/2046	126	131	5.50%, 03/01/2038	203	217
4.50%, 05/01/2046	258	269	5.50%, 03/01/2038	149	160
4.50%, 08/01/2046	19	19	5.50%, 05/01/2038	161	174
4.50%, 11/01/2046	382	396	5.50%, 06/01/2038	4	5
4.50%, 01/01/2047	178	185	5.50%, 06/01/2038	2	2
4.50%, 01/01/2047	567	588	5.50%, 06/01/2038	232	252
4.50%, 03/01/2048(i)	6,175	6,390	5.50%, 08/01/2038	1	1
4.50%, 03/01/2048	703	728	5.50%, 09/01/2038	16	18
4.50%, 04/01/2048	476	493	5.50%, 09/01/2038	363	395
4.50%, 06/01/2048	568	588	5.50%, 10/01/2038	4	4
4.50%, 08/01/2048	266	275	5.50%, 11/01/2038	200	218
4.50%, 12/01/2048	999	1,034	5.50%, 12/01/2038	24	26
5.00%, 12/01/2020	1	1	5.50%, 12/01/2038	18	20
5.00%, 09/01/2025	31	31	5.50%, 02/01/2039	69	74
5.00%, 12/01/2025	46	48	5.50%, 04/01/2039	191	207
5.00%, 03/01/2034	13	14	5.50%, 04/01/2039	21	22
5.00%, 04/01/2035	13	14	5.50%, 06/01/2039	1	1
5.00%, 06/01/2035	33	36	5.50%, 12/01/2039	18	19
5.00%, 07/01/2035	36	38	5.50%, 03/01/2040	286	305
5.00%, 08/01/2035	1	1	5.50%, 04/01/2040	242	259
5.00%, 02/01/2037	3	4	5.50%, 04/01/2040	80	86
5.00%, 04/01/2037	1	1	5.50%, 05/01/2040	211	227
5.00%, 07/01/2037	28	30	5.50%, 06/01/2040	132	141
5.00%, 04/01/2038	1	1	5.50%, 07/01/2041	155	167
5.00%, 01/01/2039	691	738	5.50%, 07/01/2041	287	307
5.00%, 02/01/2039	28	30	5.50%, 09/01/2041	91	99
5.00%, 07/01/2039	223	235	5.50%, 03/01/2048(i)	300	318
5.00%, 12/01/2039	21	22	5.50%, 11/01/2048	98	105
5.00%, 01/01/2040	26	28	5.50%, 12/01/2048	200	213
5.00%, 05/01/2040	31	33	6.00%, 04/01/2026	36	39
5.00%, 06/01/2040	30	32	6.00%, 07/01/2035	63	69
5.00%, 06/01/2040	5	5	6.00%, 10/01/2036	167	183
5.00%, 06/01/2040	8	8	6.00%, 02/01/2037	128	141
5.00%, 02/01/2041	242	259	6.00%, 07/01/2037	1	2
5.00%, 02/01/2041	144	154	6.00%, 11/01/2037	5	6

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
6.00%, 02/01/2038	$1	$1	3.00%, 09/20/2045	$411	$407
6.00%, 04/01/2038	61	67	3.00%, 10/20/2045	896	888
6.00%, 05/01/2038	1	1	3.00%, 12/20/2045	498	493
6.00%, 05/01/2038	5	5	3.00%, 01/20/2046	226	224
6.00%, 08/01/2038	59	63	3.00%, 03/20/2046	963	953
6.00%, 09/01/2038	1	1	3.00%, 04/20/2046	923	914
6.00%, 10/01/2039	75	82	3.00%, 05/20/2046	1,287	1,274
6.00%, 04/01/2040	50	55	3.00%, 06/20/2046	1,147	1,134
6.00%, 10/01/2040	70	77	3.00%, 07/20/2046	954	944
6.50%, 06/01/2024	1	2	3.00%, 08/20/2046	1,460	1,444
6.50%, 12/01/2031	1	1	3.00%, 09/20/2046	1,080	1,069
6.50%, 03/01/2032	2	3	3.00%, 10/20/2046	397	392
6.50%, 10/01/2039	34	39	3.00%, 11/20/2046	1,572	1,554
		$223,308	3.00%, 11/20/2046	1,030	1,019
Government National Mortgage Association (GNMA) - 8.29%			3.00%, 12/15/2046	286	283
2.50%, 06/20/2027	180	178	3.00%, 12/20/2046	1,039	1,027
2.50%, 09/20/2027	19	19	3.00%, 01/20/2047	1,051	1,039
2.50%, 01/20/2028	70	69	3.00%, 09/20/2047	295	291
2.50%, 04/20/2028	40	40	3.00%, 11/20/2047	1,153	1,139
2.50%, 11/20/2030	113	112	3.00%, 12/15/2047	50	49
2.50%, 12/20/2030	164	162	3.00%, 02/20/2048	972	960
2.50%, 03/20/2031	275	270	3.00%, 03/01/2049	6,325	6,245
2.50%, 04/15/2043	42	41	3.50%, 12/20/2026	147	149
2.50%, 07/20/2043	190	184	3.50%, 03/20/2027	10	10
2.50%, 04/15/2045	23	22	3.50%, 02/20/2042	118	119
2.50%, 09/15/2046	41	39	3.50%, 05/15/2042	89	90
2.50%, 10/15/2046	96	92	3.50%, 05/20/2042	233	237
2.50%, 12/20/2046	613	588	3.50%, 06/20/2042	238	242
2.50%, 01/20/2047	208	200	3.50%, 07/15/2042	37	38
3.00%, 01/20/2027	16	16	3.50%, 07/20/2042	933	947
3.00%, 02/15/2027	117	117	3.50%, 08/15/2042	10	11
3.00%, 04/15/2027	17	17	3.50%, 08/20/2042	57	57
3.00%, 09/20/2027	34	34	3.50%, 09/20/2042	701	711
3.00%, 11/20/2028	226	227	3.50%, 10/20/2042	501	508
3.00%, 05/20/2029	49	49	3.50%, 11/20/2042	438	444
3.00%, 08/20/2029	134	135	3.50%, 12/20/2042	442	448
3.00%, 09/20/2029	156	157	3.50%, 01/20/2043	718	728
3.00%, 07/20/2030	119	120	3.50%, 02/20/2043	1,132	1,153
3.00%, 01/20/2031	131	131	3.50%, 03/20/2043	786	801
3.00%, 07/20/2032	177	176	3.50%, 04/15/2043	364	370
3.00%, 04/15/2042	298	296	3.50%, 04/20/2043	537	545
3.00%, 09/20/2042	109	108	3.50%, 05/20/2043	345	350
3.00%, 11/20/2042	809	805	3.50%, 07/20/2043	449	455
3.00%, 12/20/2042	596	594	3.50%, 08/20/2043	1,173	1,189
3.00%, 01/20/2043	588	586	3.50%, 09/20/2043	818	829
3.00%, 03/20/2043	655	649	3.50%, 10/20/2043	388	394
3.00%, 03/20/2043	753	750	3.50%, 02/20/2044	518	523
3.00%, 03/20/2043	126	125	3.50%, 04/20/2044	442	447
3.00%, 04/15/2043	460	457	3.50%, 09/20/2044	383	387
3.00%, 04/20/2043	948	944	3.50%, 10/20/2044	447	452
3.00%, 05/15/2043	72	71	3.50%, 11/20/2044	439	444
3.00%, 05/15/2043	88	87	3.50%, 12/15/2044	378	382
3.00%, 06/15/2043	12	11	3.50%, 12/20/2044	459	464
3.00%, 06/15/2043	97	96	3.50%, 01/20/2045	447	452
3.00%, 06/20/2043	849	846	3.50%, 02/20/2045	614	620
3.00%, 08/20/2043	923	919	3.50%, 03/15/2045	60	60
3.00%, 05/20/2044	348	347	3.50%, 03/15/2045	140	142
3.00%, 12/15/2044	145	144	3.50%, 03/20/2045	792	801
3.00%, 12/20/2044	1,127	1,120	3.50%, 04/15/2045	78	79
3.00%, 01/15/2045	131	130	3.50%, 04/15/2045	124	125
3.00%, 01/15/2045	123	121	3.50%, 04/20/2045	496	501
3.00%, 01/20/2045	104	103	3.50%, 04/20/2045	590	596
3.00%, 02/20/2045	115	114	3.50%, 05/20/2045	807	816
3.00%, 04/20/2045	217	215	3.50%, 06/20/2045	120	121
3.00%, 05/20/2045	758	752	3.50%, 07/20/2045	664	671
3.00%, 06/20/2045	308	305	3.50%, 08/20/2045	708	715
3.00%, 07/15/2045	54	54	3.50%, 09/20/2045	683	691
3.00%, 08/20/2045	959	950	3.50%, 10/20/2045	626	632

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 28, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
3.50%, 11/20/2045	$1,081	$1,094	4.00%, 01/20/2045	$185	$191
3.50%, 12/20/2045	781	789	4.00%, 02/15/2045	9	9
3.50%, 01/20/2046	1,198	1,210	4.00%, 03/15/2045	62	63
3.50%, 02/20/2046	677	684	4.00%, 03/20/2045	274	283
3.50%, 03/20/2046	673	680	4.00%, 05/15/2045	160	165
3.50%, 04/20/2046	792	801	4.00%, 08/15/2045	83	85
3.50%, 05/20/2046	888	897	4.00%, 08/20/2045	404	416
3.50%, 06/20/2046	1,723	1,741	4.00%, 09/15/2045	134	138
3.50%, 07/20/2046	878	887	4.00%, 09/20/2045	480	495
3.50%, 08/15/2046	221	223	4.00%, 10/20/2045	594	612
3.50%, 08/20/2046	895	905	4.00%, 11/15/2045	80	82
3.50%, 09/15/2046	99	101	4.00%, 11/20/2045	795	822
3.50%, 09/20/2046	878	887	4.00%, 12/15/2045	178	183
3.50%, 10/20/2046	885	894	4.00%, 01/20/2046	937	966
3.50%, 11/20/2046	798	806	4.00%, 02/20/2046	147	152
3.50%, 12/20/2046	673	679	4.00%, 04/20/2046	570	586
3.50%, 02/20/2047	775	783	4.00%, 05/15/2046	29	30
3.50%, 03/20/2047	1,731	1,748	4.00%, 10/20/2046	169	174
3.50%, 04/20/2047	1,489	1,504	4.00%, 11/20/2046	796	822
3.50%, 05/20/2047	818	826	4.00%, 01/20/2047	49	50
3.50%, 06/20/2047	1,099	1,110	4.00%, 02/20/2047	866	890
3.50%, 07/20/2047	1,839	1,857	4.00%, 03/20/2047	643	662
3.50%, 08/20/2047	442	447	4.00%, 05/20/2047	221	227
3.50%, 10/20/2047	1,309	1,322	4.00%, 07/20/2047	2,024	2,080
3.50%, 11/20/2047	2,479	2,503	4.00%, 11/20/2047	1,486	1,527
3.50%, 12/20/2047	1,427	1,440	4.00%, 12/20/2047	1,490	1,531
3.50%, 01/15/2048	124	126	4.00%, 04/01/2048	300	308
3.50%, 01/20/2048	1,622	1,637	4.00%, 06/20/2048	1,157	1,188
3.50%, 04/20/2048	1,178	1,189	4.00%, 07/20/2048	1,475	1,515
3.50%, 08/20/2048	1,064	1,075	4.00%, 08/20/2048	2,186	2,246
3.50%, 09/15/2048	100	101	4.00%, 09/20/2048	1,294	1,330
3.50%, 03/01/2049	3,925	3,960	4.00%, 10/20/2048	1,638	1,682
4.00%, 05/15/2026	18	19	4.00%, 12/20/2048	500	514
4.00%, 07/20/2026	38	39	4.50%, 06/15/2034	5	5
4.00%, 09/15/2040	20	21	4.50%, 06/20/2035	31	33
4.00%, 09/15/2040	7	7	4.50%, 03/15/2039	36	38
4.00%, 01/15/2041	25	26	4.50%, 03/15/2039	236	247
4.00%, 01/15/2041	24	25	4.50%, 03/20/2039	49	51
4.00%, 01/20/2041	70	72	4.50%, 06/15/2039	31	33
4.00%, 07/15/2041	38	39	4.50%, 06/15/2039	33	34
4.00%, 07/20/2041	15	16	4.50%, 08/15/2039	6	6
4.00%, 09/15/2041	6	6	4.50%, 11/15/2039	12	12
4.00%, 09/20/2041	15	15	4.50%, 12/15/2039	70	74
4.00%, 10/15/2041	10	10	4.50%, 03/15/2040	364	381
4.00%, 11/20/2041	31	32	4.50%, 06/15/2040	31	32
4.00%, 12/20/2041	21	22	4.50%, 07/15/2040	2	3
4.00%, 01/20/2042	19	19	4.50%, 07/15/2040	333	348
4.00%, 02/20/2042	23	24	4.50%, 02/20/2041	47	50
4.00%, 03/01/2043	6,200	6,364	4.50%, 02/20/2041	33	35
4.00%, 06/20/2043	9	9	4.50%, 03/20/2041	36	38
4.00%, 11/20/2043	746	772	4.50%, 05/15/2041	19	20
4.00%, 02/20/2044	300	311	4.50%, 06/15/2041	21	22
4.00%, 03/15/2044	201	206	4.50%, 06/20/2041	23	24
4.00%, 03/15/2044	33	34	4.50%, 07/20/2041	45	47
4.00%, 03/20/2044	36	37	4.50%, 08/15/2041	10	10
4.00%, 04/20/2044	82	85	4.50%, 08/20/2041	23	24
4.00%, 05/15/2044	167	171	4.50%, 09/20/2041	21	22
4.00%, 05/15/2044	280	288	4.50%, 09/20/2043	13	14
4.00%, 05/20/2044	173	179	4.50%, 10/20/2043	194	204
4.00%, 07/15/2044	100	102	4.50%, 11/20/2043	284	298
4.00%, 07/20/2044	50	52	4.50%, 01/20/2044	344	361
4.00%, 08/20/2044	374	386	4.50%, 02/20/2044	263	276
4.00%, 09/15/2044	468	481	4.50%, 05/20/2044	651	683
4.00%, 09/20/2044	326	337	4.50%, 07/20/2044	173	182
4.00%, 10/20/2044	1,215	1,251	4.50%, 08/20/2044	56	59
4.00%, 11/15/2044	165	170	4.50%, 09/20/2044	290	304
4.00%, 11/20/2044	244	253	4.50%, 10/20/2044	178	186
4.00%, 12/20/2044	433	448	4.50%, 01/20/2045	135	141

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 28, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
4.50%, 04/20/2045	$218	$229	5.50%, 07/20/2040	$19	$20
4.50%, 05/15/2045	178	186	5.50%, 04/20/2044	21	23
4.50%, 05/20/2045	155	162	5.50%, 07/20/2044	194	209
4.50%, 09/15/2045	127	131	5.50%, 08/20/2044	85	92
4.50%, 09/15/2045	95	100	5.50%, 09/20/2044	237	255
4.50%, 10/20/2045	60	63	5.50%, 03/20/2048	226	238
4.50%, 12/20/2045	394	414	5.50%, 03/01/2049	100	105
4.50%, 02/20/2046	273	287	6.00%, 07/15/2032	2	2
4.50%, 03/20/2046	143	149	6.00%, 12/15/2032	2	3
4.50%, 04/20/2046	166	174	6.00%, 11/20/2037	24	26
4.50%, 05/20/2046	42	44	6.00%, 01/15/2039	19	21
4.50%, 07/20/2046	72	76	6.50%, 05/15/2023	1	1
4.50%, 08/15/2046	136	143	6.50%, 05/20/2032	10	11
4.50%, 09/15/2046	52	55	7.00%, 03/15/2029	4	5
4.50%, 12/20/2046	462	486	7.00%, 07/15/2031	2	2
4.50%, 03/15/2047	255	267			$156,027
4.50%, 06/20/2047	459	476	U.S. Treasury - 38.26%
4.50%, 08/15/2047	100	104	1.13%, 03/31/2020	235	231
4.50%, 10/15/2047	291	302	1.13%, 04/30/2020	250	246
4.50%, 03/20/2048	294	305	1.13%, 02/28/2021	3,000	2,918
4.50%, 04/01/2048	700	724	1.13%, 06/30/2021	6,280	6,087
4.50%, 04/20/2048	24	25	1.13%, 07/31/2021	3,170	3,068
4.50%, 05/20/2048	358	371	1.13%, 08/31/2021	3,775	3,649
4.50%, 06/20/2048	1,045	1,082	1.13%, 09/30/2021	3,585	3,464
4.50%, 07/20/2048	972	1,007	1.25%, 03/31/2021	4,560	4,445
4.50%, 08/20/2048	696	721	1.25%, 10/31/2021	2,830	2,739
4.50%, 10/20/2048	998	1,034	1.25%, 07/31/2023	4,005	3,794
4.50%, 11/20/2048	1,244	1,289	1.38%, 03/31/2020	4,430	4,374
4.50%, 03/01/2049	3,600	3,725	1.38%, 04/30/2020	4,005	3,951
5.00%, 05/15/2033	219	234	1.38%, 05/31/2020	2,000	1,971
5.00%, 08/15/2033	45	48	1.38%, 08/31/2020	3,370	3,312
5.00%, 12/15/2036	2	3	1.38%, 09/15/2020	2,265	2,225
5.00%, 04/20/2038	20	22	1.38%, 09/30/2020	3,950	3,878
5.00%, 05/15/2038	85	92	1.38%, 10/31/2020	4,110	4,031
5.00%, 07/20/2038	194	207	1.38%, 01/31/2021	3,500	3,424
5.00%, 10/15/2038	274	294	1.38%, 04/30/2021	4,920	4,802
5.00%, 02/15/2039	294	315	1.38%, 05/31/2021	6,000	5,851
5.00%, 03/15/2039	1	1	1.38%, 06/30/2023	2,745	2,617
5.00%, 04/20/2039	126	135	1.38%, 08/31/2023	4,360	4,149
5.00%, 06/20/2039	26	27	1.38%, 09/30/2023	3,375	3,209
5.00%, 09/15/2039	61	65	1.50%, 05/15/2020	4,840	4,780
5.00%, 09/15/2039	173	185	1.50%, 05/31/2020	3,460	3,415
5.00%, 02/15/2040	4	4	1.50%, 06/15/2020	2,600	2,565
5.00%, 05/20/2040	21	22	1.50%, 07/15/2020	3,270	3,223
5.00%, 06/20/2040	27	29	1.50%, 08/15/2020	2,305	2,270
5.00%, 12/15/2040	179	192	1.50%, 01/31/2022	3,800	3,695
5.00%, 05/20/2041	34	37	1.50%, 02/28/2023	4,090	3,933
5.00%, 10/15/2041	162	170	1.50%, 03/31/2023	3,520	3,382
5.00%, 05/20/2044	428	456	1.50%, 08/15/2026	1,105	1,020
5.00%, 06/20/2044	81	86	1.63%, 06/30/2020	2,560	2,529
5.00%, 07/20/2044	96	102	1.63%, 07/31/2020	3,200	3,159
5.00%, 01/20/2045	249	266	1.63%, 10/15/2020	2,240	2,207
5.00%, 04/20/2045	76	81	1.63%, 11/30/2020	1,770	1,742
5.00%, 09/20/2045	21	22	1.63%, 08/15/2022	3,128	3,037
5.00%, 02/20/2046	82	88	1.63%, 08/31/2022	3,500	3,397
5.00%, 05/20/2046	29	31	1.63%, 11/15/2022	4,915	4,762
5.00%, 12/20/2046	219	234	1.63%, 04/30/2023	1,875	1,809
5.00%, 08/20/2048	196	204	1.63%, 05/31/2023	3,000	2,893
5.00%, 03/01/2049	3,150	3,281	1.63%, 10/31/2023	3,270	3,142
5.50%, 05/20/2032	1	1	1.63%, 02/15/2026	4,998	4,683
5.50%, 07/15/2034	13	15	1.63%, 05/15/2026	7,631	7,131
5.50%, 02/15/2035	35	38	1.75%, 10/31/2020	2,430	2,398
5.50%, 03/15/2038	164	177	1.75%, 11/15/2020	2,865	2,827
5.50%, 06/15/2038	86	94	1.75%, 12/31/2020	3,000	2,958
5.50%, 10/20/2038	26	28	1.75%, 11/30/2021	3,600	3,529
5.50%, 01/15/2039	14	15	1.75%, 02/28/2022	2,815	2,755
5.50%, 02/15/2039	96	103	1.75%, 03/31/2022	3,070	3,003
5.50%, 06/15/2040	315	342	1.75%, 04/30/2022	3,325	3,251

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 28, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
U.S. Treasury (continued)			U.S. Treasury (continued)
1.75%, 05/15/2022	$2,620	$2,560	2.38%, 08/15/2024	$8,135	$8,061
1.75%, 05/31/2022	3,370	3,292	2.38%, 05/15/2027	6,775	6,633
1.75%, 06/30/2022	2,730	2,666	2.50%, 05/31/2020	4,900	4,897
1.75%, 09/30/2022	665	648	2.50%, 06/30/2020	2,700	2,698
1.75%, 01/31/2023	4,310	4,188	2.50%, 12/31/2020	4,725	4,721
1.75%, 05/15/2023	4,000	3,878	2.50%, 01/31/2021	3,510	3,508
1.88%, 06/30/2020	2,040	2,022	2.50%, 02/28/2021	3,550	3,549
1.88%, 12/15/2020	1,250	1,235	2.50%, 01/15/2022	3,735	3,735
1.88%, 11/30/2021	1,310	1,289	2.50%, 02/15/2022	3,375	3,376
1.88%, 01/31/2022	2,670	2,623	2.50%, 03/31/2023	2,905	2,904
1.88%, 02/28/2022	3,370	3,310	2.50%, 08/15/2023	5,800	5,796
1.88%, 03/31/2022	3,750	3,683	2.50%, 01/31/2024	3,600	3,598
1.88%, 04/30/2022	1,160	1,138	2.50%, 05/15/2024	3,500	3,492
1.88%, 05/31/2022	4,580	4,491	2.50%, 02/28/2026	2,840	2,818
1.88%, 07/31/2022	2,850	2,792	2.50%, 02/15/2045	3,825	3,423
1.88%, 08/31/2022	2,655	2,599	2.50%, 02/15/2046	4,405	3,928
1.88%, 09/30/2022	3,210	3,142	2.50%, 05/15/2046	3,615	3,221
1.88%, 10/31/2022	3,955	3,868	2.63%, 07/31/2020	4,740	4,744
1.88%, 08/31/2024	3,990	3,853	2.63%, 08/15/2020	4,400	4,404
2.00%, 07/31/2020	2,115	2,099	2.63%, 08/31/2020	3,795	3,799
2.00%, 09/30/2020	2,770	2,747	2.63%, 05/15/2021	3,095	3,102
2.00%, 11/30/2020	2,000	1,981	2.63%, 06/15/2021	2,540	2,547
2.00%, 01/15/2021	1,660	1,644	2.63%, 12/15/2021	3,185	3,197
2.00%, 02/28/2021	1,915	1,895	2.63%, 02/28/2023	3,030	3,043
2.00%, 05/31/2021	5,050	4,994	2.63%, 06/30/2023	5,000	5,022
2.00%, 08/31/2021	1,150	1,136	2.63%, 12/31/2023	3,435	3,451
2.00%, 10/31/2021	1,950	1,925	2.63%, 01/31/2026	2,810	2,813
2.00%, 11/15/2021	4,100	4,048	2.63%, 02/15/2029	2,395	2,375
2.00%, 12/31/2021	3,000	2,961	2.75%, 09/30/2020	3,860	3,871
2.00%, 10/31/2022	2,275	2,235	2.75%, 11/30/2020	3,360	3,371
2.00%, 11/30/2022	3,785	3,716	2.75%, 08/15/2021	2,640	2,655
2.00%, 02/15/2023	4,741	4,650	2.75%, 09/15/2021	2,705	2,722
2.00%, 05/31/2024	3,950	3,845	2.75%, 04/30/2023	2,875	2,901
2.00%, 06/30/2024	4,000	3,891	2.75%, 05/31/2023	2,900	2,927
2.00%, 02/15/2025	6,000	5,806	2.75%, 07/31/2023	2,818	2,845
2.00%, 08/15/2025	4,020	3,877	2.75%, 08/31/2023	2,875	2,904
2.00%, 11/15/2026	2,840	2,713	2.75%, 11/15/2023	6,380	6,445
2.13%, 08/31/2020	2,250	2,235	2.75%, 02/15/2024	4,600	4,648
2.13%, 01/31/2021	1,850	1,836	2.75%, 02/28/2025	3,500	3,533
2.13%, 08/15/2021	2,810	2,785	2.75%, 08/31/2025	2,000	2,017
2.13%, 09/30/2021	2,000	1,981	2.75%, 02/15/2028	6,950	6,980
2.13%, 12/31/2022	5,990	5,906	2.75%, 08/15/2042	3,264	3,092
2.13%, 11/30/2023	2,920	2,868	2.75%, 11/15/2042	3,230	3,056
2.13%, 02/29/2024	5,315	5,214	2.75%, 08/15/2047	3,310	3,097
2.13%, 03/31/2024	1,700	1,667	2.75%, 11/15/2047	3,120	2,916
2.13%, 07/31/2024	3,850	3,767	2.88%, 10/31/2020	3,315	3,332
2.13%, 09/30/2024	2,000	1,955	2.88%, 10/15/2021	3,140	3,169
2.13%, 05/15/2025	6,500	6,325	2.88%, 11/15/2021	3,190	3,221
2.25%, 03/31/2020	2,520	2,512	2.88%, 09/30/2023	2,935	2,980
2.25%, 02/15/2021	2,200	2,188	2.88%, 10/31/2023	3,405	3,458
2.25%, 03/31/2021	2,270	2,257	2.88%, 11/30/2023	3,445	3,501
2.25%, 04/30/2021	1,570	1,561	2.88%, 04/30/2025	3,325	3,379
2.25%, 07/31/2021	1,500	1,491	2.88%, 05/31/2025	2,000	2,032
2.25%, 12/31/2023	5,300	5,235	2.88%, 05/15/2028	5,800	5,881
2.25%, 01/31/2024	4,855	4,793	2.88%, 08/15/2028	6,985	7,080
2.25%, 10/31/2024	1,800	1,770	2.88%, 05/15/2043	3,935	3,798
2.25%, 11/15/2024	6,500	6,389	2.88%, 08/15/2045	3,250	3,128
2.25%, 11/15/2025	4,000	3,911	2.88%, 11/15/2046	3,580	3,441
2.25%, 02/15/2027	6,310	6,127	3.00%, 09/30/2025	540	553
2.25%, 08/15/2027	7,185	6,954	3.00%, 05/15/2042	370	366
2.25%, 11/15/2027	6,010	5,806	3.00%, 11/15/2044	3,520	3,468
2.25%, 08/15/2046	3,220	2,718	3.00%, 05/15/2045	3,750	3,696
2.38%, 04/30/2020	2,625	2,620	3.00%, 11/15/2045	3,615	3,562
2.38%, 12/31/2020	2,080	2,074	3.00%, 02/15/2047	3,135	3,089
2.38%, 03/15/2021	2,325	2,318	3.00%, 05/15/2047	3,235	3,184
2.38%, 04/15/2021	2,460	2,452	3.00%, 02/15/2048	3,910	3,842
2.38%, 01/31/2023	2,985	2,970	3.00%, 08/15/2048	5,075	4,987
2.38%, 02/29/2024	3,640	3,617	3.00%, 02/15/2049	1,500	1,475

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT		Principal		(a)	Current yield shown is as of period end.
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)			(b)		Affiliated Security. Security is either an affiliate (and registered under the
U.S. Treasury (continued)				Investment Company Act of 1940) or an affiliate as defined by the Investment
3.13%, 05/15/2021		$3,000	$3,039	Company Act of 1940 (controls 5.0% or more of the outstanding voting
3.13%, 11/15/2028		2,690	2,784	shares of the security). Please see affiliated sub-schedule for transactional
3.13%, 11/15/2041		1,100	1,115	information.
3.13%, 02/15/2042		2,940	2,977	(c)		Rate shown is as of period end. The rate may be a variable or floating rate or
3.13%, 02/15/2043		2,680	2,705	a fixed rate which may convert to a variable or floating rate in the future.
3.13%, 08/15/2044		3,260	3,284	(d)	Non-income producing security
3.13%, 05/15/2048		3,870	3,896	(e)		Security exempt from registration under Rule 144A of the Securities Act of
3.38%, 05/15/2044		3,365	3,539	1933. These securities may be resold in transactions exempt from registration,
3.38%, 11/15/2048		5,125	5,417	normally to qualified institutional buyers. At the end of the period, the value of
3.50%, 05/15/2020		3,135	3,170	these securities totaled $8,556 or 0.45% of net assets.
3.50%, 02/15/2039		3,000	3,258	(f)		Certain variable rate securities are not based on a published reference rate
3.63%, 02/15/2021		2,560	2,613	and spread but are determined by the issuer or agent and are based on current
3.63%, 08/15/2043		2,100	2,299	market conditions. These securities do not indicate a reference rate and
3.63%, 02/15/2044		2,460	2,695	spread in their description. Rate shown is the rate in effect as of period end.
3.75%, 08/15/2041		1,230	1,374	(g)	Security purchased on a when-issued basis.
3.75%, 11/15/2043		2,840	3,172	(h)		Credit support indicates investments that benefit from credit enhancement or
3.88%, 08/15/2040		1,730	1,969	liquidity support provided by a third party bank, institution, or government
4.25%, 05/15/2039		2,800	3,356	agency.
4.25%, 11/15/2040		1,633	1,956	(i)		Security was purchased in a "to-be-announced" ("TBA") transaction. See
4.38%, 02/15/2038		995	1,212	Notes to Financial Statements for additional information.
4.38%, 11/15/2039		250	304
4.38%, 05/15/2040		389	474		Portfolio Summary (unaudited)
4.50%, 05/15/2038		1,000	1,237	Sector		Percent
4.50%, 08/15/2039		2,140	2,648	Government		42.33%
4.63%, 02/15/2040		590	742	Mortgage Securities		29.99%
4.75%, 02/15/2041		2,589	3,313	Financial		8.58%
5.25%, 11/15/2028		409	496	Investment Companies		5.20%
5.25%, 02/15/2029		795	969	Consumer, Non-cyclical		4.50%
5.38%, 02/15/2031		2,930	3,707	Energy		2.76%
5.50%, 08/15/2028		2,176	2,679	Communications		2.50%
6.13%, 11/15/2027		1,260	1,594	Industrial		1.91%
6.25%, 08/15/2023		2,370	2,739	Utilities		1.74%
6.25%, 05/15/2030		1,740	2,324	Technology		1.70%
6.38%, 08/15/2027		1,540	1,969	Consumer, Cyclical		1.47%
6.50%, 11/15/2026		2,500	3,169	Basic Materials		0.61%
6.63%, 02/15/2027		795	1,021	Asset Backed Securities		0.57%
7.63%, 02/15/2025		1,800	2,298	Revenue Bonds		0.32%
8.13%, 05/15/2021		1,150	1,287	General Obligation Unlimited		0.24%
8.75%, 08/15/2020		1,500	1,632	Insured		0.09%
			$719,561	General Obligation Limited		0.03%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				Investments Sold Short		(0.01)%
OBLIGATIONS			$1,245,212
Total Investments		$1,966,359		Other Assets and Liabilities		(4.53)%
Other Assets and Liabilities - (4.54)%			(85,418)	TOTAL NET ASSETS		100.00%
TOTAL NET ASSETS - 100.00%		$1,880,941

Affiliated Securities		August 31, 2018		Purchases	Sales	February 28, 2019
			Value	Cost	Proceeds	Value
Principal Government Money Market Fund 2.33%		$	20,740	$514,882	$437,814	$97,808
		$	20,740	$514,882	$437,814	$97,808

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
			Income	on Investments	Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 2.33%		$	1,312	$—	$—	$—
		$	1,312	$—	$—	$—
Amounts in thousands

Short Sales Outstanding
U.S. GOVERNMENT & GOVERNMENT		Principal
AGENCY OBLIGATIONS - (0.01)%	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA) - (0.01)%
4.00%, 03/01/2048	$		205
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (proceeds $205)			$205
TOTAL SHORT SALES (proceeds $205)			$205

See accompanying notes.

Consolidated Schedule of Investments

Diversified Real Asset Fund February 28, 2019 (unaudited)

COMMON STOCKS - 51.88%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Agriculture - 0.53%			Electric (continued)
Archer-Daniels-Midland Co	433,444	$18,421	Sembcorp Industries Ltd	643,100	$1,245
Bunge Ltd	53,292	2,829	Sempra Energy	167,800	20,210
		$21,250	Spark Infrastructure Group	8,714,049	14,425
Biotechnology - 0.01%			SSE PLC	718,194	11,302
Advanz Pharma Corp (a)	22,681	423	Terna Rete Elettrica Nazionale SpA	1,060,808	6,600
Building Materials - 0.30%			Transmissora Alianca de Energia Eletrica SA	966,900	6,438
Boise Cascade Co	31,677	884			$193,516
Forterra Inc (a)	11,452	60	Electronics - 0.18%
Geberit AG	13,849	5,523	Badger Meter Inc	17,892	1,053
Louisiana-Pacific Corp	78,048	1,972	Halma PLC	232,205	4,790
Norbord Inc	70,034	1,810	Watts Water Technologies Inc	17,086	1,376
Pinnacle Renewable Energy Inc	82,408	661			$7,219
Universal Forest Products Inc	39,559	1,225	Energy - Alternate Sources - 0.67%
		$12,135	Algonquin Power & Utilities Corp	331,800	3,681
Chemicals - 2.01%			Pattern Energy Group Inc	376,004	7,843
CF Industries Holdings Inc	72,088	3,042	TerraForm Power Inc	705,816	8,830
FMC Corp	36,760	3,290	Vestas Wind Systems A/S	78,361	6,529
Ingevity Corp (a)	8,253	951			$26,883
Israel Chemicals Ltd	521,667	2,919	Engineering & Construction - 1.26%
K+S AG	173,241	3,300	Aegion Corp (a)	22,781	395
Lenzing AG	8,555	855	Aena SME SA (b)	34,897	6,224
Linde PLC	25,519	4,443	Enav SpA (b)	2,503,682	12,867
Mosaic Co/The	490,943	15,352	Ferrovial SA	180,709	4,161
Nutrien Ltd	419,062	22,810	Flughafen Zurich AG	52,016	9,261
Nutrien Ltd	20,070	1,093	Sydney Airport	3,484,280	17,804
OCI NV (a)	133,371	3,162			$50,712
Olin Corp	102,619	2,654	Environmental Control - 0.25%
PPG Industries Inc	60,408	6,764	AquaVenture Holdings Ltd (a)	9,185	203
Sociedad Quimica y Minera de Chile SA ADR	69,123	2,849	China Water Affairs Group Ltd	604,000	629
Tokai Carbon Co Ltd	298,900	4,179	Energy Recovery Inc (a)	19,105	153
Yara International ASA	75,777	3,187	Evoqua Water Technologies Corp (a)	35,697	485
		$80,850	Kurita Water Industries Ltd	65,600	1,656
Commercial Services - 2.43%			METAWATER Co Ltd	6,600	186
ALEATICA SAB de CV	6,335,436	6,204	Pentair PLC	99,161	4,218
Atlantia SpA	1,364,064	33,163	Tetra Tech Inc	39,011	2,342
Atlas Arteria Ltd	1,567,804	7,922			$9,872
Cengage Learning Holdings II Inc (a)	7,506	52	Food - 0.15%
China Merchants Port Holdings Co Ltd	4,799,687	10,085	Ingredion Inc	29,117	2,692
Shenzhen Expressway Co Ltd	3,494,000	3,842	Wilmar International Ltd	1,372,700	3,242
Transurban Group	4,155,076	36,763			$5,934
		$98,031	Forest Products & Paper - 2.07%
Consumer Products - 0.16%			Acadian Timber Corp	122,760	1,599
Avery Dennison Corp	31,550	3,409	Canfor Corp	246,458	2,648
Kimberly-Clark Corp	27,185	3,176	Clearwater Paper Corp (a)	25,532	730
		$6,585	Domtar Corp	29,162	1,485
Cosmetics & Personal Care - 0.15%			Empresas CMPC SA	672,241	2,521
Essity AB	92,781	2,589	Ence Energia y Celulosa SA	89,101	641
Kao Corp	12,200	925	Holmen AB	140,952	2,979
Unicharm Corp	79,700	2,539	Interfor Corp (a)	226,994	2,555
		$6,053	International Paper Co	135,895	6,227
Electric - 4.81%			Mondi PLC	323,007	7,394
ACEA SpA	31,534	498	Nine Dragons Paper Holdings Ltd	4,256,000	4,411
American Electric Power Co Inc	156,200	12,676	Oji Holdings Corp	990,400	5,916
Atlantica Yield PLC	451,268	9,007	Quintis Ltd (a),(c),(d)	2,854,062	—
AusNet Services	5,953,170	7,336	Sappi Ltd	308,167	1,578
China Longyuan Power Group Corp Ltd	3,643,000	2,720	Smurfit Kappa Group PLC	202,371	5,733
Dominion Energy Inc	180,327	13,360	Stora Enso OYJ	535,422	7,172
Duke Energy Corp	15,783	1,415	Sumitomo Forestry Co Ltd	130,100	1,700
Edison International	177,398	10,625	Suzano Papel e Celulose SA ADR	136,642	3,478
EDP - Energias de Portugal SA	1,315,863	4,825	Suzano Papel e Celulose SA	272,000	3,476
Emera Inc	388,797	13,833	Svenska Cellulosa AB SCA	843,754	7,774
Enel SpA	775,898	4,692	UPM-Kymmene OYJ	255,335	7,699
Huadian Fuxin Energy Corp Ltd	17,732,000	4,015	West Fraser Timber Co Ltd	74,095	3,647
Hydro One Ltd (b)	339,619	5,329	Western Forest Products Inc	1,485,654	2,055
Iberdrola SA	2,081,848	17,417			$83,418
Infraestructura Energetica Nova SAB de CV	2,027,964	7,795
NextEra Energy Inc	69,200	12,990
Red Electrica Corp SA	220,433	4,763

See accompanying notes.

Consolidated Schedule of Investments

Diversified Real Asset Fund February 28, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Gas - 1.59%			Mining (continued)
National Grid PLC	2,794,494	$31,493	Fresnillo PLC	316,389	$3,599
Snam SpA	1,484,390	7,327	Glencore PLC (a)	821,536	3,310
Southwest Gas Holdings Inc	122,800	10,062	Goldcorp Inc	328,000	3,464
Western Midstream Partners LP	452,554	15,143	Livent Corp (a)	212,004	2,714
		$64,025	MMC Norilsk Nickel PJSC ADR	161,430	3,482
Hand & Machine Tools - 0.03%			Newcrest Mining Ltd	800,368	13,765
Franklin Electric Co Inc	23,827	1,268	Newmont Mining Corp	409,148	13,960
Healthcare - Products - 0.18%			Norsk Hydro ASA	646,061	2,666
Danaher Corp	58,256	7,400	Rio Tinto Ltd	339,923	23,168
Healthcare - Services - 0.00%			South32 Ltd	1,343,485	3,756
Millennium Health LLC (a),(e)	22,091	1	Southern Copper Corp	90,841	3,235
Millennium Health LLC (a),(c),(d),(e)	20,580	40	Sumitomo Metal Mining Co Ltd	104,500	3,064
Millennium Health LLC (a),(c),(d),(e)	19,318	37	Teck Resources Ltd	150,200	3,366
		$78	Wheaton Precious Metals Corp	193,800	4,215
					$149,384
Holding Companies - Diversified - 0.06%			Miscellaneous Manufacturers - 0.15%
Empresas COPEC SA	180,388	2,449	Aalberts Industries NV	59,119	2,182
Home Builders - 0.22%			Alfa Laval AB	184,130	4,024
DR Horton Inc	51,625	2,008			$6,206
Lennar Corp - A Shares	36,070	1,730
PulteGroup Inc	70,581	1,906	Oil & Gas - 5.30%
Taylor Morrison Home Corp (a)	57,135	958	Anadarko Petroleum Corp	57,493	2,501
Toll Brothers Inc	37,467	1,334	Antero Midstream Partners LP	197,740	4,775
TRI Pointe Group Inc (a)	66,883	843	BP PLC	458,402	3,250
		$8,779	Cairn Energy PLC (a)	1,180,126	3,187
			Canadian Natural Resources Ltd	121,000	3,437
Iron & Steel - 0.97%			Chevron Corp	25,572	3,058
ArcelorMittal	412,919	9,461	CNOOC Ltd	4,573,000	7,943
Fortescue Metals Group Ltd	1,041,200	4,453	ConocoPhillips	45,957	3,118
JFE Holdings Inc	172,500	3,015	Continental Resources Inc/OK (a)	136,050	6,069
Nippon Steel & Sumitomo Metal Corp	166,400	3,001	Devon Energy Corp	112,517	3,320
Novolipetsk Steel PJSC	129,199	3,076	Diamondback Energy Inc	48,557	4,998
Nucor Corp	50,347	3,050	Ecopetrol SA ADR	158,320	3,204
Steel Dynamics Inc	134,489	5,019	Eni SpA	188,551	3,252
thyssenkrupp AG	162,843	2,438	EOG Resources Inc	123,082	11,569
Vale SA ADR	221,996	2,770	Equinor ASA	130,501	2,935
voestalpine AG	91,520	2,829	Exxon Mobil Corp	38,258	3,024
		$39,112	Fieldwood Energy LLC (a),(e)	12,648	405
Lodging - 0.52%			Fieldwood Energy LLC (a)	2,556	82
City Developments Ltd	1,212,900	7,986	Galp Energia SGPS SA	397,928	6,524
Hilton Grand Vacations Inc (a)	68,778	2,186	Gazprom PJSC ADR	638,938	3,030
Hilton Worldwide Holdings Inc	128,714	10,696	Hess Corp	141,345	8,177
		$20,868	Imperial Oil Ltd	102,100	2,764
Machinery - Diversified - 0.63%			LUKOIL PJSC ADR	119,944	9,974
ANDRITZ AG	64,512	3,220	Marathon Petroleum Corp	165,291	10,249
Ebara Corp	58,300	1,662	Novatek PJSC	17,881	3,098
Gorman-Rupp Co/The	11,718	396	Occidental Petroleum Corp	219,224	14,502
IDEX Corp	43,172	6,221	OMV AG	182,283	9,596
Kadant Inc	10,869	950	Petroleo Brasileiro SA ADR	505,638	7,246
Lindsay Corp	6,609	611	Petroleo Brasileiro SA ADR	208,883	3,284
Mueller Water Products Inc - Class A	97,200	1,015	Phillips 66	32,521	3,134
SIG Combibloc Services AG (a)	180,203	1,896	Pioneer Natural Resources Co	48,873	6,888
Valmet OYJ	36,865	918	Repsol SA	176,137	3,031
Xylem Inc/NY	110,373	8,339	Rosneft Oil Co PJSC	482,754	2,891
		$25,228	Royal Dutch Shell PLC - A Shares	100,578	3,135
Media - 0.03%			S-Oil Corp	31,985	2,835
Cumulus Media Inc (a)	74,266	1,323	Suncor Energy Inc	94,300	3,251
Metal Fabrication & Hardware - 0.05%			TOTAL SA	432,298	24,606
Advanced Drainage Systems Inc	25,189	640	Transocean Ltd (a)	54,446	445
Reliance Worldwide Corp Ltd	436,997	1,401	Valero Energy Corp	135,620	11,062
		$2,041	Vantage Drilling International (a),(c),(d)	1,554	122
Mining - 3.71%			Woodside Petroleum Ltd	134,089	3,436
Alcoa Corp (a)	177,497	5,237			$213,407
Anglo American PLC	590,356	15,657	Oil & Gas Services - 0.16%
Antofagasta PLC	297,812	3,690	Halliburton Co	96,766	2,970
Barrick Gold Corp	1,015,278	12,807	Schlumberger Ltd	67,436	2,971
BHP Group Ltd	135,705	3,584	Select Energy Services Inc (a)	41,399	417
Compass Minerals International Inc	76,358	4,000			$6,358
Franco-Nevada Corp	44,000	3,315
Freeport-McMoRan Inc	1,033,354	13,330

See accompanying notes.

Consolidated Schedule of Investments

Diversified Real Asset Fund February 28, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Packaging & Containers - 1.14%			REITs (continued)
Amcor Ltd/Australia	310,113	$3,309	Essex Property Trust Inc	47,978	$13,426
Ball Corp	171,259	9,382	Frasers Logistics & Industrial Trust	3,637,151	2,962
DS Smith PLC	1,036,991	4,616	Gecina SA	57,213	8,472
Graphic Packaging Holding Co	93,666	1,141	Goodman Group	1,853,107	16,855
Greif Inc - Class A	42,464	1,707	Inmobiliaria Colonial Socimi SA	790,242	8,145
Klabin SA	379,800	1,832	Invitation Homes Inc	533,935	12,281
Packaging Corp of America	150,933	14,428	Japan Hotel REIT Investment Corp	8,680	6,702
Sealed Air Corp	83,258	3,632	Japan Retail Fund Investment Corp	1,874	3,780
Sonoco Products Co	21,203	1,227	Kilroy Realty Corp	82,091	6,051
Westrock Co	126,771	4,738	Klepierre SA	100,709	3,513
		$46,012	Link REIT	1,112,870	12,588
Pipelines - 8.31%			MCUBS MidCity Investment Corp	6,381	5,618
AltaGas Ltd	616,249	8,279	Merlin Properties Socimi SA	464,856	6,022
Andeavor Logistics LP	246,743	8,680	Minto Apartment Real Estate Investment Trust	324,240	4,795
Antero Midstream GP LP	67,098	857	Park Hotels & Resorts Inc	61,178	1,911
APA Group	1,824,699	12,961	Physicians Realty Trust	185,307	3,349
BP Midstream Partners LP	118,024	1,934	PotlatchDeltic Corp	207,940	7,484
Buckeye Partners LP	144,967	4,564	Prologis Inc	200,693	14,061
Cheniere Energy Inc (a)	399,110	25,723	Rayonier Inc	357,189	10,527
DCP Midstream LP	27,969	901	Regency Centers Corp	148,252	9,673
Enbridge Inc	1,038,234	38,407	Rexford Industrial Realty Inc	356,013	12,204
Enbridge Inc	259,837	9,612	Segro PLC	1,246,171	10,929
Energy Transfer LP	1,318,141	19,495	Simon Property Group Inc	114,851	20,806
EnLink Midstream LLC	293,668	3,274	STORE Capital Corp	158,720	5,154
Enterprise Products Partners LP	699,541	19,342	Sun Communities Inc	68,275	7,754
EQM Midstream Partners LP	229,764	8,931	Sunstone Hotel Investors Inc	305,780	4,602
Kinder Morgan Inc/DE	634,158	12,151	Unibail-Rodamco-Westfield	7,179	1,156
Koninklijke Vopak NV	98,199	4,797	UNITE Group PLC/The	575,796	6,990
Magellan Midstream Partners LP	292,171	17,784	United Urban Investment Corp	3,269	5,070
MPLX LP	442,224	14,664	Welltower Inc	129,912	9,654
Noble Midstream Partners LP	45,074	1,517	Weyerhaeuser Co	425,639	10,594
ONEOK Inc	194,561	12,503			$361,678
Pembina Pipeline Corp	81,221	2,973	Retail - 0.06%
Phillips 66 Partners LP	198,668	9,747	Gymboree Corp/The (a),(e)	17,842	27
Plains All American Pipeline LP	807,860	18,855	Gymboree Holding Corp (a)	48,577	73
Shell Midstream Partners LP	316,652	5,662	Home Depot Inc/The	12,626	2,337
Tallgrass Energy LP	288,101	6,520			$2,437
Targa Resources Corp	112,005	4,507	Software - 0.18%
TransCanada Corp	440,392	19,694	Avaya Holdings Corp (a)	171,909	2,663
Williams Cos Inc/The	1,509,405	40,286	InterXion Holding NV (a)	71,317	4,671
		$334,620			$7,334
Real Estate - 1.72%			Storage & Warehousing - 0.08%
ADO Properties SA (b)	138,361	7,922	Safestore Holdings PLC	405,243	3,298
Aroundtown SA	943,314	7,921	Telecommunications - 0.05%
Deutsche Wohnen SE	245,893	11,443	Eutelsat Communications SA	96,996	1,914
Entra ASA (b)	272,869	3,826	Transportation - 0.14%
Fabege AB	517,875	6,953	East Japan Railway Co	54,300	5,201
Hongkong Land Holdings Ltd	714,397	5,124	Harvey Gulf (a),(c),(d)	3,014	109
Mitsui Fudosan Co Ltd	447,870	10,628	Harvey Gulf - Warrants (a),(c),(d)	13,471	485
New World Development Co Ltd	7,576,140	12,096			$5,795
Pope Resources a Delaware LP	47,701	3,267
		$69,180	Water - 2.64%
			American States Water Co	25,898	1,842
REITs - 8.98%			American Water Works Co Inc	127,249	12,931
Agree Realty Corp	53,891	3,542	Aqua America Inc	125,433	4,508
Alexandria Real Estate Equities Inc	110,253	14,982	Beijing Enterprises Water Group Ltd	3,918,000	2,346
Allied Properties Real Estate Investment Trust	62,000	2,262	California Water Service Group	33,891	1,763
American Tower Corp	21,840	3,847	Cia de Saneamento Basico do Estado de Sao	240,947	2,506
Americold Realty Trust	312,539	8,985	Paulo ADR
Apartment Investment & Management Co	162,608	7,956	Cia de Saneamento do Parana	426,540	8,727
AvalonBay Communities Inc	80,466	15,661	Connecticut Water Service Inc	8,492	570
Boston Properties Inc	15,700	2,083	Guangdong Investment Ltd	2,028,000	3,887
CatchMark Timber Trust Inc	280,792	2,682	Middlesex Water Co	11,558	680
CFE Capital S de RL de CV	6,017,200	5,305	Pennon Group PLC	1,123,512	11,597
Crown Castle International Corp	118,529	14,076	PICO Holdings Inc (a)	15,452	159
CubeSmart	164,132	5,029	Severn Trent PLC	603,759	16,172
Daiwa Office Investment Corp	916	6,108	SJW Group	11,193	685
Dexus	849,192	7,249	Suez	298,849	3,821
EPR Properties	58,257	4,281	United Utilities Group PLC	2,440,604	27,197
Equinix Inc	10,631	4,502

See accompanying notes.

Consolidated Schedule of Investments

Diversified Real Asset Fund February 28, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)			Principal
Water (continued)			BONDS (continued)	Amount (000’s) Value (000’s)
Veolia Environnement SA	303,723	$6,664	Media - 0.01%
York Water Co/The	9,108	332	iHeartCommunications Inc
		$106,387	0.00%, 12/15/2019(a)		$523	$364
TOTAL COMMON STOCKS		$2,089,462	Sovereign - 1.47%
INVESTMENT COMPANIES - 2.51%	Shares Held Value (000's)		French Republic Government Bond OAT
Exchange-Traded Funds - 0.35%			0.10%, 07/25/2047(b)	EUR	1,872	2,195
Invesco S&P Global Water Index ETF	105,289	3,690	1.85%, 07/25/2027		9,657	13,450
SPDR S&P Global Natural Resources ETF	231,968	10,610	Italy Buoni Poliennali Del Tesoro
		$14,300	1.25%, 10/27/2020(b)		999	1,161
Money Market Funds - 2.16%			1.30%, 05/15/2028(b)		3,009	3,243
Principal Government Money Market Fund	86,921,547	86,922	1.65%, 04/23/2020(b)		1,867	2,170
2.33%(f),(g)			3.45%, 03/01/2048(b)		3,130	3,422
TOTAL INVESTMENT COMPANIES		$101,222	Japanese Government CPI Linked Bond
PREFERRED STOCKS - 0.15%	Shares Held Value (000's)		0.10%, 03/10/2027	JPY	689,106	6,397
Electric - 0.15%			0.10%, 03/10/2028		1,365,788	12,691
Cia Energetica de Sao Paulo 0.04%	939,200	$6,041	New Zealand Government Inflation Linked Bond
TOTAL PREFERRED STOCKS		$6,041	2.60%, 09/20/2040	NZD	1,099	922
	Principal		2.63%, 09/20/2035		2,831	2,365
BONDS - 7.74%	Amount (000's) Value (000's)		3.00%, 09/20/2030		10,354	8,985
Federal & Federally Sponsored Credit - 2.36%			United Kingdom Gilt
Federal Farm Credit Banks			1.50%, 07/22/2047	GBP	1,105	1,359
2.54%, 07/09/2020(h)	$14,000	$13,989	United Kingdom Gilt Inflation Linked
Federal Reserve Bank Prime Loan Rate US			0.75%, 11/22/2047		320	771
+ (2.96)%						$59,131
2.56%, 12/28/2020(h)	8,000	8,003	TOTAL BONDS			$311,538
1 Month USD LIBOR + 0.07%			COMMODITY INDEXED STRUCTURED	Principal
2.57%, 08/27/2020(h)	3,800	3,801	NOTES - 0.46%	Amount (000's) Value (000's)
Federal Reserve Bank Prime Loan Rate US			Banks - 0.46%
+ (2.93)%			Royal Bank of Canada; Dow Jones - UBS
2.57%, 09/24/2020(h)	8,700	8,700	Commodity Index Linked Note
Federal Reserve Bank Prime Loan Rate US			2.40%, 04/23/2019(b)		$22,000	18,586
+ (5.86)%			TOTAL COMMODITY INDEXED STRUCTURED NOTES			$18,586
2.59%, 12/11/2019(h)	13,500	13,511		Principal
Federal Reserve Bank Prime Loan Rate US			CONVERTIBLE BONDS - 0.01%	Amount (000's) Value (000's)
+ (5.82)%			Oil & Gas - 0.01%
2.62%, 07/23/2020(h)	28,200	28,192	Vantage Drilling International
3 Month USD LIBOR + (0.30)%			1.00%, PIK 1.00%, 12/31/2030(d),(i),(j)		276	276
2.64%, 01/27/2020(h)	3,700	3,703	TOTAL CONVERTIBLE BONDS			$276
3 Month USD LIBOR + (0.12)%			SENIOR FLOATING RATE INTERESTS	Principal
2.71%, 01/15/2021(h)	15,000	15,007	- 14.23%	Amount (000's) Value (000's)
3 Month USD LIBOR + (0.08)%			Advertising - 0.06%
		$94,906	Advantage Sales & Marketing Inc
Finance - Mortgage Loan/Banker - 3.90%			5.74%, 07/23/2021(k)		$382	$334
Fannie Mae			US LIBOR + 3.25%
2.47%, 04/30/2020(h)	13,800	13,810	Affinion Group Inc
United States Secured Overnight Financing			10.23%, 03/31/2022(k)		856	769
Rate + 0.10%			US LIBOR + 7.75%
2.53%, 01/30/2020(h)	42,160	42,206	Checkout Holding Corp
United States Secured Overnight Financing			0.00%, 04/09/2021(a),(k)		1,333	120
Rate + 0.16%			US LIBOR + 3.50%
Federal Home Loan Banks			3.49%, PIK 9.50%, 08/15/2023(j),(k)		222	170
0.88%, 08/05/2019(h)	11,500	11,422	US LIBOR + 1.00%
2.38%, 06/27/2019(h)	9,300	9,298	9.99%, 02/15/2023(k)		184	177
1 Month USD LIBOR + (0.19)%			US LIBOR + 7.50%
2.42%, 01/23/2020(h)	5,800	5,797	Red Ventures LLC
1 Month USD LIBOR + (0.07)%			5.49%, 11/08/2024(k)		797	795
2.43%, 12/16/2019(h)	7,500	7,498	US LIBOR + 3.00%
1 Month USD LIBOR + (0.06)%						$2,365
2.53%, 01/30/2020(h)	11,000	11,002	Aerospace & Defense - 0.24%
3 Month Treasury Bill + 0.14%			Sequa Mezzanine Holdings LLC
Freddie Mac			7.78%, 10/28/2021(k)		3,643	3,576
2.28%, 09/20/2019(h),(i)	18,000	18,004	US LIBOR + 5.00%
2.39%, 06/28/2019(h)	3,300	3,300	11.75%, 04/28/2022(k)		1,304	1,265
1 Month USD LIBOR + (0.10)%			US LIBOR + 9.00%
2.40%, 08/12/2019(h)	29,400	29,399
1 Month USD LIBOR + (0.20)%
2.63%, 07/05/2019(h)	5,400	5,401
3 Month USD LIBOR + (0.17)%
		$157,137

See accompanying notes.

Consolidated Schedule of Investments

Diversified Real Asset Fund February 28, 2019 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Aerospace & Defense (continued)			Commercial Services (continued)
TransDigm Inc			Gartner Inc
4.99%, 06/09/2023(k)	$3,754	$3,706	3.99%, 03/20/2022(k)	$918	$913
US LIBOR + 2.50%			US LIBOR + 2.00%
4.99%, 05/30/2025(k)	993	978	Laureate Education Inc
US LIBOR + 2.50%			6.00%, 04/26/2024(k)	1,321	1,322
		$9,525	US LIBOR + 3.50%
Airlines - 0.24%			Monitronics International Inc
Allegiant Travel Co			8.30%, 09/30/2022(k)	97	85
7.24%, 01/29/2024(k)	600	598	US LIBOR + 5.50%
US LIBOR + 4.50%			PAREXEL International Corp
American Airlines Inc			5.24%, 08/09/2024(k)	1,040	1,009
4.23%, 06/27/2025(k)	2,806	2,748	US LIBOR + 2.75%
US LIBOR + 1.75%			Prime Security Services Borrower LLC
4.49%, 12/14/2023(k)	1,646	1,619	5.24%, 05/02/2022(k)	1,920	1,914
US LIBOR + 2.00%			US LIBOR + 2.75%
4.52%, 10/10/2021(k)	4,762	4,742	Refinitiv US Holdings Inc
US LIBOR + 2.00%			6.24%, 09/18/2025(k)	3,000	2,952
		$9,707	US LIBOR + 3.75%
Automobile Parts & Equipment - 0.02%			Syniverse Holdings Inc
Altra Industrial Motion Corp			7.51%, 02/09/2023(k)	3,598	3,395
4.49%, 09/26/2025(k)	978	966	US LIBOR + 5.00%
US LIBOR + 2.00%			11.51%, 02/09/2024(k)	2,000	1,660
Beverages - 0.05%			US LIBOR + 9.00%
Jacobs Douwe Egberts International BV			Team Health Holdings Inc
4.56%, 10/23/2025(k)	2,108	2,094	5.25%, 02/06/2024(k)	1,398	1,260
US LIBOR + 2.00%			US LIBOR + 2.75%
			Verscend Holding Corp
Biotechnology - 0.11%			7.00%, 08/08/2025(k)	1,132	1,134
Concordia International Corp			US LIBOR + 4.50%
8.02%, 09/06/2024(k)	4,682	4,438	Wand NewCo 3 Inc
US LIBOR + 5.50%			6.01%, 01/23/2026(k)	1,000	1,002
Building Materials - 0.09%			US LIBOR + 3.50%
Quikrete Holdings Inc			WEX Inc
5.24%, 11/03/2023(k)	3,583	3,532	4.74%, 06/30/2023(k)	922	917
US LIBOR + 2.75%			US LIBOR + 2.25%
Chemicals - 0.07%			Worldpay LLC
INEOS US Finance LLC			4.21%, 08/09/2024(k)	1,489	1,477
4.49%, 03/31/2024(k)	238	235	US LIBOR + 1.75%
US LIBOR + 2.00%					$26,610
Minerals Technologies Inc			Computers - 0.55%
4.75%, 05/09/2021(k)	1,144	1,136	Dell International LLC
Starfruit US Holdco LLC			4.50%, 09/07/2023(k)	8,356	8,323
5.76%, 10/01/2025(k)	1,310	1,300	US LIBOR + 2.00%
US LIBOR + 3.25%			iQor US Inc
Tronox Blocked Borrower LLC			7.80%, 04/01/2021(k)	2,330	2,170
5.50%, 09/13/2024(k)	62	61	US LIBOR + 5.00%
US LIBOR + 3.00%			McAfee LLC
Tronox Finance LLC			6.24%, 09/30/2024(k)	3,247	3,252
5.49%, 09/13/2024(k)	143	142	US LIBOR + 3.75%
US LIBOR + 3.00%			10.99%, 09/29/2025(k)	687	695
		$2,874	US LIBOR + 8.50%
Coal - 0.03%			NeuStar Inc
Peabody Energy Corp			5.99%, 08/08/2024(k)	984	942
5.24%, 03/07/2025(k)	1,181	1,175	US LIBOR + 3.50%
US LIBOR + 2.75%			Optiv Security Inc
Commercial Services - 0.66%			5.74%, 02/01/2024(k)	911	872
Allied Universal Holdco LLC			US LIBOR + 3.25%
6.24%, 07/28/2022(k)	1,407	1,381	Tempo Acquisition LLC
US LIBOR + 3.75%			5.49%, 05/01/2024(k)	1,474	1,472
Atlantic Aviation FBO Inc			US LIBOR + 3.00%
6.27%, 11/28/2025(k)	750	755	Western Digital Corp
US LIBOR + 3.75%			4.23%, 04/29/2023(k)	4,398	4,313
Camelot Finance LP			US LIBOR + 1.75%
5.74%, 10/03/2023(k)	2,386	2,376			$22,039
US LIBOR + 3.25%			Consumer Products - 0.04%
Concentra Inc			Champ Acquisition Corp
5.27%, 06/01/2022(k)	3,077	3,058	8.13%, 12/17/2025(k)	1,000	998
US LIBOR + 2.50%			US LIBOR + 5.50%

See accompanying notes.

Consolidated Schedule of Investments

Diversified Real Asset Fund February 28, 2019 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Consumer Products (continued)			Engineering & Construction - 0.10%
Prestige Brands Inc			Brand Industrial Services Inc
4.49%, 01/20/2024(k)	$609	$605	6.96%, 06/21/2024(k)	$2,248	$2,192
US LIBOR + 2.00%			US LIBOR + 4.25%
		$1,603	Standard Aero Ltd
Cosmetics & Personal Care - 0.16%			0.00%, 01/23/2026(k),(l)	1,301	1,304
Coty Inc			0.00%, 01/23/2026(k),(l)	699	701
4.26%, 04/05/2023(k)	2,438	2,377			$4,197
US LIBOR + 1.75%			Entertainment - 0.66%
4.76%, 04/07/2025(k)	1,493	1,456	CCM Merger Inc
US LIBOR + 2.25%			4.74%, 08/08/2021(k)	1,029	1,024
Revlon Consumer Products Corp			US LIBOR + 2.25%
6.13%, 07/21/2023(k)	3,463	2,580	CEOC LLC
US LIBOR + 3.50%			4.50%, 10/06/2024(k)	2,489	2,464
		$6,413	US LIBOR + 2.00%
Distribution & Wholesale - 0.15%			Crown Finance US Inc
Core & Main LP			5.00%, 02/07/2025(k)	711	705
5.72%, 08/01/2024(k)	1,481	1,467	US LIBOR + 2.50%
US LIBOR + 3.00%			Formula One Management Ltd
KAR Auction Services Inc			4.99%, 02/01/2024(k)	6,702	6,549
5.31%, 03/09/2023(k)	764	762	US LIBOR + 2.50%
US LIBOR + 2.50%			Metro-Goldwyn-Mayer Inc
Univar USA Inc			5.00%, 07/03/2025(k)	1,496	1,485
4.74%, 07/01/2024(k)	3,754	3,746	US LIBOR + 2.50%
US LIBOR + 2.25%			7.00%, 07/03/2026(k)	1,500	1,460
		$5,975	US LIBOR + 4.50%
Diversified Financial Services - 0.24%			Penn National Gaming Inc
Capital Automotive LP			4.84%, 08/14/2025(k)	2,000	1,990
5.00%, 03/21/2024(k)	3,560	3,503	US LIBOR + 2.25%
US LIBOR + 2.50%			Scientific Games International Inc
8.49%, 03/21/2025(k)	2,061	2,054	5.31%, 08/14/2024(k)	6,090	6,032
US LIBOR + 6.00%			US LIBOR + 2.75%
Ditech Holding Corp			Stars Group Holdings BV
0.00%, 06/30/2022(a),(k)	5,199	3,491	6.30%, 06/27/2025(k)	2,905	2,904
US LIBOR + 3.75%			US LIBOR + 3.50%
Lions Gate Capital Holdings LLC			William Morris Endeavor Entertainment LLC
4.74%, 03/24/2025(k)	593	590	5.25%, 05/16/2025(k)	1,968	1,907
US LIBOR + 2.25%			US LIBOR + 2.75%
		$9,638			$26,520
Electric - 0.48%			Environmental Control - 0.14%
Calpine Corp			Advanced Disposal Services Inc
5.31%, 05/05/2023(k)	2,332	2,317	4.67%, 11/10/2023(k)	4,737	4,729
US LIBOR + 2.50%			US LIBOR + 2.25%
5.31%, 01/15/2024(k)	1,341	1,331	GFL Environmental Inc
US LIBOR + 2.50%			5.50%, 05/09/2025(k)	997	980
Dayton Power & Light Co/The			US LIBOR + 3.00%
4.50%, 08/24/2022(k)	2,101	2,096			$5,709
US LIBOR + 2.00%			Food - 0.40%
NRG Energy Inc			Albertson's LLC
4.24%, 06/30/2023(k)	772	768	5.49%, 10/29/2025(k)	9,286	9,215
US LIBOR + 1.75%			US LIBOR + 3.00%
Vistra Operations Co LLC			CHG PPC Parent LLC
4.48%, 12/31/2025(k)	2,122	2,112	5.24%, 03/30/2025(k)	746	739
US LIBOR + 2.00%			US LIBOR + 2.75%
4.49%, 08/04/2023(k)	8,449	8,421	US Foods Inc
US LIBOR + 2.00%			4.49%, 06/27/2023(k)	6,290	6,249
4.74%, 12/14/2023(k)	2,444	2,440	US LIBOR + 2.00%
US LIBOR + 2.25%					$16,203
		$19,485	Food Service - 0.02%
Electrical Components & Equipment - 0.02%			8th Avenue Food & Provisions Inc
Energizer Holdings Inc			6.26%, 09/19/2025(k)	900	901
4.74%, 12/17/2025(k)	750	749	US LIBOR + 3.75%
US LIBOR + 2.25%			Healthcare - Products - 0.30%
Electronics - 0.03%			Carestream Health Inc
TTM Technologies Inc			8.24%, 02/28/2021(k)	3,215	3,154
5.01%, 09/13/2024(k)	1,307	1,286	US LIBOR + 5.75%
US LIBOR + 2.50%			11.99%, 06/07/2021(k)	570	559
			US LIBOR + 9.50%

See accompanying notes.

Consolidated Schedule of Investments

Diversified Real Asset Fund February 28, 2019 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Healthcare - Products (continued)			Healthcare - Services (continued)
ConvaTec Inc			Syneos Health Inc
5.05%, 10/31/2023(k)	$2,595	$2,580	4.49%, 08/01/2024(k)	$1,888	$1,844
US LIBOR + 2.25%			US LIBOR + 2.00%
Kinetic Concepts Inc					$35,932
6.05%, 02/02/2024(k)	2,359	2,352	Home Furnishings - 0.02%
US LIBOR + 3.25%			Compuware Corp
LifeScan Global Corp			5.99%, 08/08/2025(k)	699	701
8.80%, 10/01/2024(k)	750	719	US LIBOR + 3.50%
US LIBOR + 6.00%			Insurance - 0.16%
MedPlast Holdings Inc			Acrisure LLC
6.55%, 06/26/2025(k)	1,746	1,752	6.75%, 11/20/2023(k)	1,226	1,226
US LIBOR + 3.75%			US LIBOR + 4.25%
Vyaire Medical Inc			Alliant Holdings Intermediate LLC
7.55%, 04/11/2025(k)	995	916	5.23%, 05/09/2025(k)	2,705	2,671
US LIBOR + 4.75%			US LIBOR + 2.75%
		$12,032	HUB International Ltd
Healthcare - Services - 0.89%			5.51%, 04/25/2025(k)	2,560	2,534
Air Medical Group Holdings Inc			US LIBOR + 3.00%
6.74%, 03/14/2025(k)	323	313			$6,431
US LIBOR + 4.25%			Internet - 0.10%
Ardent Health Partners LLC			Ancestry.com Operations Inc
6.99%, 06/16/2025(k)	1,742	1,744	5.75%, 10/19/2023(k)	1,839	1,827
US LIBOR + 4.50%			US LIBOR + 3.25%
Catalent Pharma Solutions Inc			Uber Technologies Inc
4.74%, 05/20/2024(k)	2,434	2,424	5.98%, 07/13/2023(k)	992	988
US LIBOR + 2.25%			US LIBOR + 3.50%
CHS/Community Health Systems Inc			6.52%, 04/04/2025(k)	995	995
5.88%, 01/27/2021(k)	1,634	1,623	US LIBOR + 4.00%
US LIBOR + 3.25%					$3,810
Envision Healthcare Corp			Investment Companies - 0.15%
6.25%, 09/26/2025(k)	750	720	Abe Investment Holdings Inc
US LIBOR + 3.75%			7.06%, 02/13/2026(k)	1,999	1,994
Gentiva Health Services Inc			US LIBOR + 4.50%
6.25%, 07/02/2025(k)	2,925	2,928	RPI Finance Trust
US LIBOR + 3.75%			4.49%, 03/27/2023(k)	3,855	3,847
9.50%, 07/02/2026(k)	500	508	US LIBOR + 2.00%
US LIBOR + 7.00%					$5,841
HCA Inc
4.24%, 03/17/2023(k)	3,128	3,125	Leisure Products & Services - 0.26%
US LIBOR + 1.75%			Alterra Mountain Co
4.49%, 03/07/2025(k)	6,116	6,113	5.49%, 07/31/2024(k)	1,566	1,560
US LIBOR + 2.00%			US LIBOR + 3.00%
Heartland Dental LLC			Callaway Golf Co
6.15%, 04/30/2025(k)	5	5	7.01%, 12/17/2025(k)	1,500	1,505
US LIBOR + 3.75%			US LIBOR + 4.50%
6.25%, 04/18/2025(k)	113	112	Equinox Holdings Inc
US LIBOR + 3.75%			5.49%, 03/08/2024(k)	1,032	1,025
Jaguar Holding Co II			US LIBOR + 3.00%
4.99%, 08/18/2022(k)	6,666	6,627	Fitness International LLC
US LIBOR + 2.50%			5.24%, 04/18/2023(k)	1,706	1,693
MPH Acquisition Holdings LLC			US LIBOR + 2.75%
5.55%, 05/25/2023(k)	712	704	Life Time Fitness Inc
US LIBOR + 3.00%			5.38%, 06/10/2022(k)	3,561	3,540
New Millennium Holdco Inc			US LIBOR + 2.75%
8.99%, 12/21/2020(k)	1,088	528	Sabre GLBL Inc
US LIBOR + 6.50%			4.49%, 02/22/2024(k)	967	964
Phoenix Guarantor Inc			US LIBOR + 2.00%
0.00%, 02/12/2026(k),(l)	1,269	1,257			$10,287
Quorum Health Corp			Lodging - 0.35%
9.24%, 04/29/2022(k)	393	393	Boyd Gaming Corp
US LIBOR + 6.75%			4.66%, 09/15/2023(k)	2,044	2,032
RegionalCare Hospital Partners Holdings Inc			US LIBOR + 2.25%
6.98%, 11/14/2025(k)	3,000	2,995	Caesars Resort Collection LLC
US LIBOR + 4.50%			5.24%, 12/22/2024(k)	3,958	3,943
Select Medical Corp			US LIBOR + 2.75%
4.99%, 03/06/2025(k)	1,986	1,969	CityCenter Holdings LLC
US LIBOR + 2.50%			4.74%, 04/18/2024(k)	3,027	3,004
			US LIBOR + 2.25%

See accompanying notes.

Consolidated Schedule of Investments

Diversified Real Asset Fund February 28, 2019 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Lodging (continued)			Media (continued)
Hilton Worldwide Finance LLC			Mission Broadcasting Inc
4.24%, 10/25/2023(k)	$3,079	$3,076	4.76%, 01/17/2024(k)	$405	$399
US LIBOR + 1.75%			US LIBOR + 2.25%
Wyndham Hotels & Resorts Inc			Nexstar Broadcasting Inc
4.24%, 05/30/2025(k)	1,995	1,984	4.74%, 01/17/2024(k)	2,234	2,204
US LIBOR + 1.75%			US LIBOR + 2.25%
		$14,039	Nielsen Finance LLC
Machinery - Construction & Mining - 0.03%			4.52%, 10/04/2023(k)	2,451	2,436
North American Lifting Holdings Inc			US LIBOR + 2.00%
7.30%, 11/27/2020(k)	1,504	1,368	Sinclair Television Group Inc
US LIBOR + 4.50%			4.75%, 01/03/2024(k)	992	987
Machinery - Diversified - 0.24%			US LIBOR + 2.25%
Columbus McKinnon Corp/NY			Tribune Media Co
5.30%, 01/31/2024(k)	1,246	1,240	5.49%, 01/27/2024(k)	2,053	2,051
US LIBOR + 2.50%			US LIBOR + 3.00%
Gardner Denver Inc			UPC Financing Partnership
5.24%, 07/30/2024(k)	4,484	4,479	4.99%, 01/15/2026(k)	2,801	2,796
US LIBOR + 2.75%			US LIBOR + 2.50%
NN Inc			Ziggo Secured Finance Partnership
5.74%, 03/26/2021(k)	2,131	2,075	4.99%, 04/15/2025(k)	2,150	2,123
US LIBOR + 3.25%			US LIBOR + 2.50%
6.24%, 10/19/2022(k)	665	650			$62,982
US LIBOR + 3.75%			Mining - 0.01%
RBS Global Inc			Covia Holdings Corp
4.49%, 08/21/2024(k)	1,114	1,110	6.55%, 04/09/2025(k)	433	374
US LIBOR + 2.00%			US LIBOR + 3.75%
		$9,554	Miscellaneous Manufacturers - 0.08%
Media - 1.56%			Gates Global LLC
Altice Financing SA			5.24%, 03/31/2024(k)	3,396	3,383
5.24%, 07/15/2025(k)	2,948	2,848	US LIBOR + 2.75%
US LIBOR + 2.75%			Oil & Gas - 0.36%
Altice France SA/France			California Resources Corp
6.49%, 08/14/2026(k)	3,990	3,875	7.24%, 11/14/2022(k)	4,500	4,425
US LIBOR + 4.00%			US LIBOR + 4.75%
CBS Radio Inc			12.87%, 12/31/2021(k)	1,750	1,834
5.24%, 11/17/2024(k)	2,357	2,342	US LIBOR + 10.37%
US LIBOR + 2.75%			Fieldwood Energy LLC
Charter Communications Operating LLC			7.74%, 04/11/2022(k)	3,429	3,109
4.50%, 04/13/2025(k)	6,333	6,312	US LIBOR + 5.25%
US LIBOR + 2.00%			9.74%, 04/11/2023(k)	2,651	2,130
CSC Holdings LLC			US LIBOR + 7.25%
4.99%, 01/25/2026(k)	1,489	1,479	Seadrill Operating LP
US LIBOR + 2.50%			8.80%, 02/12/2021(k)	3,417	2,850
Cumulus Media New Holdings Inc			US LIBOR + 6.00%
7.00%, 05/15/2022(k)	6,027	5,897			$14,348
US LIBOR + 4.50%			Oil & Gas Services - 0.06%
Gray Television Inc			McDermott Technology Americas Inc
4.76%, 02/02/2024(k)	553	550	7.49%, 04/04/2025(k)	2,481	2,384
US LIBOR + 2.50%			US LIBOR + 5.00%
5.01%, 11/02/2025(k)	750	748	Packaging & Containers - 0.22%
US LIBOR + 2.50%			Berry Global Inc
Houghton Mifflin Harcourt Publishers Inc			4.52%, 01/19/2024(k)	1,960	1,949
5.49%, 05/11/2021(k)	3,616	3,417	US LIBOR + 2.00%
US LIBOR + 3.00%			Reynolds Group Holdings Inc
iHeartCommunications Inc			5.24%, 02/05/2023(k)	6,881	6,847
0.00%, 01/30/2019(a),(k)	20,455	14,259	US LIBOR + 2.75%
US LIBOR + 6.75%					$8,796
0.00%, 07/30/2019(a),(k)	2,886	2,010	Pharmaceuticals - 0.44%
US LIBOR + 7.50%			Bausch Health Americas Inc
McGraw-Hill Global Education Holdings LLC			5.26%, 11/14/2025(k)	642	640
6.49%, 05/04/2022(k)	3,312	3,046	US LIBOR + 2.75%
US LIBOR + 4.00%			5.51%, 05/19/2025(k)	4,185	4,187
Mediacom Illinois LLC			US LIBOR + 3.00%
4.17%, 02/15/2024(k)	481	476	Change Healthcare Holdings LLC
US LIBOR + 1.75%			5.24%, 03/01/2024(k)	7,653	7,592
Meredith Corp			US LIBOR + 2.75%
5.24%, 01/31/2025(k)	2,728	2,727
US LIBOR + 2.75%

See accompanying notes.

Consolidated Schedule of Investments

Diversified Real Asset Fund February 28, 2019 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Pharmaceuticals (continued)			Semiconductors - 0.08%
Grifols Worldwide Operations USA Inc			Bright Bidco BV
4.67%, 01/31/2025(k)	$4,903	$4,882	6.20%, 06/30/2024(k)	$718	$583
US LIBOR + 2.25%			US LIBOR + 3.50%
Vizient Inc			Microchip Technology Inc
5.24%, 02/13/2023(k)	223	222	4.50%, 05/29/2025(k)	715	711
US LIBOR + 2.75%			US LIBOR + 2.00%
		$17,523	MKS Instruments Inc
Pipelines - 0.07%			4.76%, 01/18/2026(k)	750	749
BCP Renaissance Parent LLC			US LIBOR + 2.25%
6.24%, 10/31/2024(k)	1,447	1,447	ON Semiconductor Corp
US LIBOR + 3.50%			4.24%, 03/31/2023(k)	1,263	1,259
Traverse Midstream Partners LLC			US LIBOR + 1.75%
6.60%, 09/21/2024(k)	1,480	1,479			$3,302
US LIBOR + 4.00%			Software - 1.94%
		$2,926	Blackboard Inc
Real Estate - 0.15%			7.78%, 06/30/2021(k)	1,863	1,787
Brookfield Retail Holdings VII Sub 3 LLC			US LIBOR + 5.00%
0.00%, 08/28/2023(k),(l)	4,738	4,608	Boxer Parent Co Inc
US LIBOR + 2.50%			7.05%, 09/01/2025(k)	5,395	5,360
Realogy Group LLC			US LIBOR + 4.25%
4.74%, 02/08/2025(k)	1,477	1,437	Cengage Learning Inc
US LIBOR + 2.25%			6.74%, 06/07/2023(k)	6,074	5,597
		$6,045	US LIBOR + 4.25%
REITs - 0.13%			Ceridian HCM Holding Inc
Uniti Group LP			5.74%, 04/04/2025(k)	2,046	2,040
5.49%, 10/24/2022(k)	5,771	5,317	US LIBOR + 3.25%
US LIBOR + 3.00%			DTI Holdco Inc
Retail - 0.74%			7.49%, 10/02/2023(k)	896	839
1011778 BC ULC			US LIBOR + 4.75%
4.74%, 02/16/2024(k)	9,141	9,063	Dun & Bradstreet Corp/The
US LIBOR + 2.25%			7.48%, 01/30/2026(k)	1,000	1,000
Academy Ltd			US LIBOR + 5.00%
6.51%, 07/01/2022(k)	1,634	1,131	Dynatrace LLC
US LIBOR + 4.00%			5.74%, 08/08/2025(k)	1,105	1,100
Belk Inc			US LIBOR + 3.25%
7.45%, 12/12/2022(k)	2,153	1,719	9.49%, 08/08/2026(k)	112	111
US LIBOR + 4.75%			US LIBOR + 7.00%
BJ's Wholesale Club Inc			EagleView Technology Corp
5.50%, 02/03/2024(k)	1,262	1,258	5.98%, 07/15/2025(k)	1,500	1,464
US LIBOR + 3.00%			US LIBOR + 3.50%
EG America LLC			Evergreen Skills Lux Sarl
6.81%, 02/07/2025(k)	1,241	1,207	7.24%, 04/23/2021(k)	5,526	4,439
US LIBOR + 4.00%			US LIBOR + 4.75%
Hudson's Bay Co			10.74%, 04/28/2022(k)	804	323
5.75%, 09/30/2022(k)	879	861	US LIBOR + 8.25%
US LIBOR + 3.25%			Finastra USA Inc
IRB Holding Corp			10.05%, 04/28/2025(k)	200	196
5.74%, 01/17/2025(k)	248	246	US LIBOR + 7.25%
US LIBOR + 3.25%			First Data Corp
Neiman Marcus Group Ltd LLC			4.49%, 07/08/2022(k)	6,820	6,811
5.76%, 10/25/2020(k)	2,843	2,607	US LIBOR + 2.00%
US LIBOR + 3.25%			4.49%, 04/26/2024(k)	2,724	2,720
Petco Animal Supplies Inc			US LIBOR + 2.00%
5.99%, 01/26/2023(k)	5,419	4,221	Greeneden US Holdings II LLC
US LIBOR + 3.25%			5.74%, 12/01/2023(k)	3,614	3,572
PetSmart Inc			US LIBOR + 3.50%
5.52%, 03/11/2022(k)	4,560	3,883	Infor US Inc
US LIBOR + 3.00%			5.24%, 02/01/2022(k)	6,170	6,164
Serta Simmons Bedding LLC			US LIBOR + 2.75%
6.01%, 10/20/2023(k)	2,189	1,818	Informatica LLC
US LIBOR + 3.50%			5.74%, 08/05/2022(k)	2,494	2,494
10.49%, 11/08/2024(k)	470	314	US LIBOR + 3.25%
US LIBOR + 8.00%			Ivanti Software Inc
SRS Distribution Inc			6.77%, 01/20/2024(k)	1,962	1,945
5.74%, 05/19/2025(k)	1,493	1,461	US LIBOR + 4.25%
US LIBOR + 3.25%			Kronos Inc/MA
		$29,789	5.74%, 11/01/2023(k)	1,506	1,499
			US LIBOR + 3.00%

See accompanying notes.

Consolidated Schedule of Investments

Diversified Real Asset Fund February 28, 2019 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Software (continued)			Telecommunications (continued)
MA FinanceCo LLC			Windstream Services LLC
4.99%, 06/21/2024(k)	$730	$722	6.49%, 03/29/2021(k)	$859	$831
US LIBOR + 2.50%			US LIBOR + 4.00%
Rackspace Hosting Inc					$41,380
5.74%, 11/03/2023(k)	2,129	2,025	Transportation - 0.13%
US LIBOR + 3.00%			CEVA Logistics Finance BV
RP Crown Parent LLC			6.55%, 08/03/2025(k)	741	740
5.24%, 10/12/2023(k)	2,444	2,418	US LIBOR + 3.75%
US LIBOR + 2.75%			Commercial Barge Line Co
Seattle SpinCo Inc			11.24%, 11/12/2020(k)	863	591
4.99%, 06/21/2024(k)	4,931	4,875	US LIBOR + 8.75%
US LIBOR + 2.50%			HGIM Corp
Sophia LP			8.74%, 07/02/2023(k)	1,282	1,265
6.05%, 09/30/2022(k)	3,844	3,830	US LIBOR + 6.00%
US LIBOR + 3.25%			Savage Enterprises LLC
SS&C European Holdings Sarl			7.02%, 08/01/2025(k)	1,639	1,644
4.75%, 02/28/2025(k)	1,343	1,336	US LIBOR + 4.50%
US LIBOR + 2.25%			XPO Logistics Inc
SS&C Technologies Inc			4.49%, 02/24/2025(k)	1,144	1,133
4.75%, 02/28/2025(k)	3,505	3,489	US LIBOR + 2.00%
US LIBOR + 2.25%					$5,373
4.75%, 04/16/2025(k)	2,494	2,482	Trucking & Leasing - 0.17%
US LIBOR + 2.25%			Avolon TLB Borrower 1 US LLC
TIBCO Software Inc			4.48%, 01/15/2025(k)	6,713	6,705
6.03%, 12/04/2020(k)	5,411	5,401	US LIBOR + 2.00%
US LIBOR + 3.50%			TOTAL SENIOR FLOATING RATE INTERESTS		$572,930
Veritas US Inc			U.S. GOVERNMENT & GOVERNMENT	Principal
7.07%, 01/27/2023(k)	2,416	2,265	AGENCY OBLIGATIONS - 22.71%	Amount (000's) Value (000's)
US LIBOR + 4.50%			U.S. Treasury - 2.22%
		$78,304	0.88%, 09/15/2019(h)	$5,000	$4,956
Telecommunications - 1.03%			1.38%, 09/30/2019(h)	5,000	4,967
Avaya Inc			2.42%, 01/31/2020(h)	11,600	11,597
6.78%, 12/16/2024(k)	5,544	5,534	US Treasury 3 Month Bill Money Market
US LIBOR + 4.25%			Yield + 0.00%
CenturyLink Inc			2.45%, 04/30/2020(h)	850	850
5.24%, 11/01/2022(k)	1,425	1,419	US Treasury 3 Month Bill Money Market
US LIBOR + 2.75%			Yield + 0.03%
5.25%, 01/31/2025(k)	4,846	4,769	2.46%, 07/31/2020(h)	14,000	13,994
US LIBOR + 2.75%			US Treasury 3 Month Bill Money Market
CommScope Inc			Yield + 0.09%
0.00%, 02/06/2026(k),(l)	1,500	1,504	2.46%, 10/31/2020(h),(m),(n)	38,000	37,968
4.49%, 12/29/2022(k)	112	111	US Treasury 3 Month Bill Money Market
US LIBOR + 2.00%			Yield + 0.09%
Frontier Communications Corp			2.53%, 01/31/2021(h)	15,000	14,990
6.25%, 06/15/2024(k)	2,559	2,463	US Treasury 3 Month Bill Money Market
US LIBOR + 3.75%			Yield + 0.23%
Intelsat Jackson Holdings SA					$89,322
6.23%, 11/27/2023(k)	8,176	8,168	U.S. Treasury Bill - 6.64%
US LIBOR + 3.75%			2.26%, 03/07/2019(o)	37,100	37,085
6.63%, 01/15/2024(k)	2,425	2,449	2.39%, 04/11/2019(o)	20,000	19,945
6.98%, 01/15/2024(k)	1,578	1,599	2.39%, 09/12/2019(o)	36,800	36,314
US LIBOR + 4.50%			2.40%, 05/16/2019(o)	27,450	27,311
Maxar Technologies Ltd			2.45%, 06/20/2019(o)	35,000	34,741
5.25%, 10/05/2024(k)	1,909	1,634	2.45%, 08/15/2019(o)	67,975	67,209
US LIBOR + 2.75%			2.47%, 08/01/2019(h),(o)	10,200	10,096
Plantronics Inc			2.50%, 07/18/2019(o)	35,000	34,674
5.04%, 06/02/2025(k)	2,078	2,066			$267,375
US LIBOR + 2.50%
Sprint Communications Inc			U.S. Treasury Inflation-Indexed Obligations - 13.85%
5.00%, 02/02/2024(k)	5,111	5,041	0.13%, 04/15/2021	15,419	15,215
US LIBOR + 2.50%			0.13%, 01/15/2022	28,769	28,352
5.50%, 02/02/2024(k)	2,500	2,469	0.13%, 04/15/2022	17,941	17,627
US LIBOR + 3.00%			0.13%, 07/15/2022	24,815	24,504
West Corp			0.13%, 01/15/2023	6,682	6,554
6.13%, 10/10/2024(k)	340	319	0.13%, 07/15/2024	23,807	23,275
US LIBOR + 3.50%			0.13%, 07/15/2026	31,771	30,545
6.63%, 10/10/2024(k)	1,063	1,004	0.25%, 01/15/2025	18,687	18,254
US LIBOR + 4.00%			0.38%, 07/15/2023	20,863	20,732
			0.38%, 07/15/2025	31,934	31,444

See accompanying notes.

Consolidated Schedule of Investments

Diversified Real Asset Fund February 28, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		(e)			Restricted Security. Please see Restricted Security Sub-Schedule for more
AGENCY OBLIGATIONS (continued)	Amount (000’s)	Value (000’s)	information.
U.S. Treasury Inflation-Indexed Obligations (continued)			(f)			Affiliated Security. Security is either an affiliate (and registered under the
0.38%, 01/15/2027(n)	$42,839 $	41,668	Investment Company Act of 1940) or an affiliate as defined by the Investment
0.38%, 07/15/2027	22,811	22,207	Company Act of 1940 (controls 5.0% or more of the outstanding voting
0.50%, 01/15/2028	23,726	23,195	shares of the security). Please see affiliated sub-schedule for transactional
0.63%, 07/15/2021	23,477	23,573	information.
0.63%, 04/15/2023	20,369	20,346	(g)	Current yield shown is as of period end.
0.63%, 01/15/2024	23,527	23,546	(h)			All or a portion of this security is owned by the DRA Cayman Corporation,
0.63%, 01/15/2026	25,470	25,363	which is a 100% owned subsidiary of the fund.
0.63%, 02/15/2043	7,065	6,341	(i)			Certain variable rate securities are not based on a published reference rate
0.75%, 07/15/2028	12,148	12,169	and spread but are determined by the issuer or agent and are based on current
0.75%, 02/15/2042	11,959	11,115	market conditions. These securities do not indicate a reference rate and
0.75%, 02/15/2045	14,245	13,046	spread in their description. Rate shown is the rate in effect as of period end.
0.88%, 01/15/2029	13,348	13,484	(j)			Payment in kind; the issuer has the option of paying additional securities in
0.88%, 02/15/2047	7,696	7,238	lieu of cash.
1.00%, 02/15/2046	8,372	8,128	(k)	Rate information disclosed is based on an average weighted rate of the
1.00%, 02/15/2048	15,748	15,286	underlying tranches as of period end.
1.00%, 02/15/2049	3,050	2,966	(l)			This Senior Floating Rate Note will settle after February 28, 2019, at which
1.38%, 02/15/2044	10,143	10,714	time the interest rate will be determined.
1.75%, 01/15/2028	3,069	3,326	(m)			Security or a portion of the security was pledged to cover margin requirements
2.00%, 01/15/2026	7,653	8,325	for futures contracts. At the end of the period, the value of these securities
2.13%, 02/15/2040	5,232	6,285	totaled $22,981 or 0.57% of net assets.
2.13%, 02/15/2041	6,059	7,308	(n)			Security or a portion of the security was pledged to cover margin requirements
2.38%, 01/15/2025	7,481	8,221	for swap and/or swaption contracts. At the end of the period, the value of these
2.38%, 01/15/2027	6,716	7,559	securities totaled $3,605 or 0.09% of net assets.
2.50%, 01/15/2029	6,182	7,187	(o)	Rate shown is the discount rate of the original purchase.
3.38%, 04/15/2032	5,083	6,687
3.63%, 04/15/2028	3,506	4,375		Portfolio Summary (unaudited)
3.88%, 04/15/2029	1,228	1,593	Sector			Percent
		$557,753	Government			30.44%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY			Energy			14.97%
OBLIGATIONS		$914,450	Financial			11.99%
TOTAL PURCHASED OPTIONS - 0.00%		$34
TOTAL PURCHASED CAPPED OPTIONS - 0.00%		$26	Utilities			9.67%
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.04% $		1,709	Basic Materials			8.84%
Total Investments	$ 4,016,274		Consumer, Non-cyclical			6.66%
Other Assets and Liabilities - 0.27%		10,837	Industrial			5.62%
TOTAL NET ASSETS - 100.00%		$4,027,111	Consumer, Cyclical			3.34%
			Communications			2.84%
			Technology			2.75%
(a) Non-income producing security			Investment Companies			2.51%
(b)	Security exempt from registration under Rule 144A of the Securities Act of		Diversified			0.06%
1933. These securities may be resold in transactions exempt from registration,			Purchased Interest Rate Swaptions			0.04%
normally to qualified institutional buyers. At the end of the period, the value of			Purchased Options			0.00%
these securities totaled $66,945 or 1.66% of net assets.			Purchased Capped Options			0.00%
(c)	The value of these investments was determined using significant unobservable inputs.		Other Assets and Liabilities			0.27%
			TOTAL NET ASSETS			100.00%
(d)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $1,069 or 0.03% of net assets.

Affiliated Securities	August 31, 2018		Purchases		Sales	February 28, 2019
			Value	Cost	Proceeds	Value
Principal Government Money Market Fund 2.33%		$76,474 $		955,281	$ 944,833	$86,922
		$76,474 $		955,281	$ 944,833	$86,922

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.33%	$827		$—		$—	$—
	$827		$—		$—	$—
Amounts in thousands

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2019 (unaudited)

Restricted Securities

Security Name			Acquisition Date			Cost	Value		Percent of Net Assets
Fieldwood Energy LLC		04/05/2018		$		273	$405			0.01%
Gymboree Corp/The		08/18/2017				223		27		0.00%
Millennium Health LLC		03/15/2016				—		37		0.00%
Millennium Health LLC		03/15/2016				—		40		0.00%
Millennium Health LLC		12/21/2015				206		1		0.00%
Total							$510			0.01%
Amounts in thousands.

Options

						Upfront				Unrealized
		Contracts/				Payments/				Appreciation/
Purchased Options Outstanding	Counterparty	Shares	Notional Amount	Exercise Price		Expiration Date	(Premiums)		Fair Value	(Depreciation)
Call - 90 Day Eurodollar Future;	N/A	145	$363	$97.75		06/18/2019	$11		$1	$(10)
June 2019
Call - 90 Day Eurodollar Future;	N/A	145	$363	$97.75		03/17/2020	25		31	6
March 2020
Put - 90 Day Eurodollar Future;	N/A	23	$58	$97.25		07/15/2019	1		1	—
September 2019
Put - 90 Day Eurodollar Future;	N/A	70	$175	$97.00		07/15/2019	3		1	(2)
September 2019
Put - 90 Day Eurodollar Future;	N/A	24	$60	$97.13		07/15/2019	2		—	(2)
September 2019
Total							$42		$34	$(8)
							Upfront			Unrealized
		Contracts/					Payments/			Appreciation/
Written Options Outstanding	Counterparty	Shares	Notional Amount	Exercise Price		Expiration Date	(Premiums)		Fair Value	(Depreciation)
Call - EUR versus JPY	JPMorgan Chase	1 EUR	9,370 EUR	125.51		03/18/2019	$(43)$	(127	)$	(84)
Call - NZD versus CAD	Deutsche Bank AG	1 NZD	19,231 NZD	0.91		03/07/2019	(51)		(1)	50
Call - NZD versus USD	JPMorgan Chase	1 NZD	19,615 NZD	0.68		03/11/2019	(64)		(44)	20
Put - EUR versus CAD	Barclays Bank PLC	1 EUR	11,706 EUR	1.49		03/13/2019	(46)		(36)	10
Put - EUR versus USD	JPMorgan Chase	1 EUR	9,275 EUR	1.13		03/07/2019	(36)		(5)	31
Put - USD versus JPY	JPMorgan Chase	1	$13,275	$107.50		03/01/2019	(50)		—	50
Call - 90 Day Eurodollar Future;	N/A	145	$363	$97.88		06/18/2019	(7)		(1)	6
June 2019
Call - 90 Day Eurodollar Future;	N/A	145	$363	$97.88		03/17/2020	(19)		(23)	(4)
March 2020
Total							$(316)$	(237	)$	79
Amounts in thousands except contracts/shares.

Interest Rate Swaptions

			Pay/Receive				Upfront			Unrealized
Purchased Swaptions			Floating	Notional	Exercise	Expiration	Payments/			Appreciation/
Outstanding	Counterparty	Floating Rate Index	Rate	Amount	Rate	Date	(Premiums)		Fair Value	(Depreciation)
Call - 1 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive	$14,250	2.95%	01/31/2020	$32		$59	$27
Swap
Call - 1 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Pay	29,160	2.95%	01/22/2020	76		118	42
Swap
Call - 1 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Pay	29,160	2.95%	01/13/2020	77		115	38
Swap
Call - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay	1,590	2.60%	03/25/2019	2		1	(1)
Swap
Call - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive	1,490	3.09%	12/07/2038	69		83	14
Swap
Call - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay	1,070	2.70%	03/25/2019	5		4	(1)
Swap
Call - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay	560	3.08%	01/30/2029	32		31	(1)
Swap
Call - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay	560	3.05%	01/11/2029	32		30	(2)
Swap
Call - 10 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive	410	2.99%	04/28/2038	20		22	2
Swap
Call - 10 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Pay	520	2.86%	02/23/2039	26		26	—
Swap
Call - 10 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Pay	560	3.04%	01/12/2029	32		30	(2)
Swap

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2019 (unaudited)

Interest Rate Swaptions (continued)

			Pay/Receive					Upfront		Unrealized
Purchased Swaptions			Floating	Notional		Exercise	Expiration	Payments/		Appreciation/
Outstanding	Counterparty	Floating Rate Index	Rate	Amount		Rate	Date	(Premiums)	Fair Value	(Depreciation)
Call - 20 Year Interest Rate	JPMorgan Chase	6 Month JPY LIBOR	Receive	JPY	47,100	0.78%	04/19/2021	$15	$20	$5
Swap
Call - 30 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay		$300	2.97%	01/30/2024	31	30	(1)
Swap
Call - 30 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		235	3.12%	04/27/2023	24	26	2
Swap
Call - 5 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Pay	EUR	3,065	0.55%	02/16/2021	40	35	(5)
Swap		Interbank Offered Rate
Call - 5 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay		$5,370	2.52%	02/27/2020	59	52	(7)
Swap
Call - 5 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		4,985	3.21%	10/28/2019	61	152	91
Swap
Call - 5 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		4,985	3.17%	10/30/2019	63	144	81
Swap
Call - 5 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive		9,830	3.09%	11/29/2019	127	253	126
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		560	3.05%	01/11/2029	32	31	(1)
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	6 Month JPY LIBOR	Pay	JPY 1,517,095		1.10%	06/30/2022	206	51	(155)
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		$1,070	2.70%	03/25/2019	5	5	—
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		560	3.08%	01/30/2029	32	30	(2)
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		1,490	3.09%	12/07/2038	69	68	(1)
Swap
Put - 10 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		410	2.99%	04/28/2038	19	20	1
Swap
Put - 10 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		520	2.86%	02/23/2039	26	27	1
Swap
Put - 10 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive		560	3.04%	01/12/2029	32	31	(1)
Swap
Put - 20 Year Interest Rate	JPMorgan Chase	6 Month JPY LIBOR	Receive	JPY	47,100	0.78%	04/19/2021	15	7	(8)
Swap
Put - 30 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		$1,650	3.80%	06/08/2021	64	27	(37)
Swap
Put - 30 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		300	2.97%	01/30/2024	30	28	(2)
Swap
Put - 30 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		235	3.12%	04/27/2023	24	18	(6)
Swap
Put - 5 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		5,370	2.52%	02/27/2020	59	67	8
Swap
Put - 5 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Receive	EUR	3,065	0.55%	02/16/2021	40	42	2
Swap		Interbank Offered Rate
Put - 5 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		$4,985	3.21%	10/28/2019	60	4	(56)
Swap
Put - 5 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		4,985	3.17%	10/30/2019	63	5	(58)
Swap
Put - 5 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive		9,830	3.09%	11/29/2019	127	17	(110)
Swap
Total								$1,726	$1,709	$(17)

			Pay/Receive					Upfront		Unrealized
Written Swaptions			Floating	Notional		Exercise	Expiration	Payments/		Appreciation/
Outstanding	Counterparty	Floating Rate Index	Rate	Amount		Rate	Date	(Premiums)	Fair Value	(Depreciation)
Call - 1 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay		$35,200	2.45%	04/17/2020	$(27)$	(66)	$(39)
Swap
Call - 1 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Pay		43,740	2.45%	01/13/2020	(54)	(53)	1
Swap
Call - 1 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Pay		43,740	2.45%	01/21/2020	(51)	(55)	(4)
Swap
Call - 1 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive		21,375	2.45%	01/31/2020	(21)	(29)	(8)
Swap
Call - 2 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Receive	EUR	9,450	0.21%	02/16/2021	(41)	(35)	6
Swap		Interbank Offered Rate

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2019 (unaudited)

Interest Rate Swaptions (continued)

			Pay/Receive					Upfront		Unrealized
Written Swaptions			Floating		Notional	Exercise	Expiration	Payments/		Appreciation/
Outstanding	Counterparty	Floating Rate Index	Rate		Amount	Rate	Date	(Premiums)	Fair Value	(Depreciation)
Call - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		$12,970	2.46%	02/27/2020	$(57)$	(52)	$5
Swap
Call - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		9,675	2.90%	07/02/2019	(10)	(2)	8
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		7,480	2.89%	04/15/2020	(54)	(69)	(15)
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		7,400	2.94%	04/20/2020	(52)	(74)	(22)
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		4,030	2.90%	06/01/2020	(29)	(39)	(10)
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		7,470	2.88%	04/15/2020	(54)	(68)	(14)
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		5,920	3.30%	11/08/2019	(29)	(86)	(57)
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Pay		71,800	2.40%	02/25/2020	(219)	(255)	(36)
Swap
Call - 2 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		30,990	2.10%	07/05/2019	(34)	(8)	26
Swap
Call - 2 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		16,530	2.15%	07/09/2019	(13)	(6)	7
Swap
Call - 2 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive		6,465	3.07%	11/30/2020	(53)	(84)	(31)
Swap
Call - 2 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive		10,330	2.10%	07/05/2019	(14)	(3)	11
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		3,490	3.87%	06/08/2021	(68)	(24)	44
Swap
Put - 10 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		4,280	2.90%	04/17/2019	(112)	(5)	107
Swap
Put - 2 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Pay	EUR	5,720	0.20%	01/24/2020	(7)	(4)	3
Swap		Interbank Offered Rate
Put - 2 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Receive		4,360	0.55%	12/22/2020	(16)	(7)	9
Swap		Interbank Offered Rate
Put - 2 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Pay		9,450	0.21%	02/16/2021	(42)	(44)	(2)
Swap		Interbank Offered Rate
Put - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		$8,350	3.50%	08/25/2020	(29)	(5)	24
Swap
Put - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay		9,675	2.90%	07/02/2019	(12)	(2)	10
Swap
Put - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay		4,900	2.80%	01/06/2020	(11)	(8)	3
Swap
Put - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay		12,970	2.46%	02/27/2020	(57)	(64)	(7)
Swap
Put - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		8,050	3.25%	12/30/2020	(30)	(13)	17
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		7,400	2.94%	04/20/2020	(51)	(11)	40
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		4,030	2.90%	06/01/2020	(30)	(8)	22
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		5,640	3.45%	06/09/2020	(23)	(2)	21
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		5,920	3.30%	11/08/2019	(29)	(1)	28
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		4,100	3.15%	05/06/2020	(23)	(4)	19
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		3,580	3.50%	06/16/2020	(13)	(1)	12
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Pay		6,180	3.30%	09/09/2019	(14)	—	14
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		7,470	2.88%	04/15/2020	(55)	(14)	41
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		7,480	2.89%	04/15/2020	(54)	(13)	41
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		71,800	3.40%	02/25/2020	(273)	(18)	255
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		5,660	3.35%	06/01/2020	(21)	(3)	18
Swap

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2019 (unaudited)

Interest Rate Swaptions (continued)

			Pay/Receive					Upfront		Unrealized
Written Swaptions			Floating	Notional		Exercise	Expiration	Payments/		Appreciation/
Outstanding	Counterparty	Floating Rate Index	Rate	Amount		Rate	Date	(Premiums) Fair Value (Depreciation)
Put - 2 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Pay		$6,550	2.70%	08/27/2019	$(7)$	(9)	$(2)
Swap
Put - 2 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Pay		30,990	2.90%	07/05/2019	(34)	(6)	28
Swap
Put - 2 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Pay		16,530	2.95%	07/09/2019	(19)	(2)	17
Swap
Put - 2 Year Interest Rate	JPMorgan Chase	6 Month Euro	Receive	EUR	9,280	0.60%	12/15/2020	(35)	(13)	22
Swap		Interbank Offered Rate
Put - 2 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive		$6,465	3.07%	11/30/2020	(53)	(14)	39
Swap
Put - 2 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Pay		10,330	2.90%	07/05/2019	(9)	(2)	7
Swap
Put - 5 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Receive	EUR	1,885	0.60%	06/26/2019	(14)	—	14
Swap		Interbank Offered Rate
Total								$(1,953)$	(1,281)	$672
Amounts in thousands.

Futures Contracts

Description and Expiration Date	Type	Contracts		Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Brent Crude; July 2019(a)	Long		17	$1,126	$83
Brent Crude; May 2019(a)	Long		147	9,748	742
Cocoa; May 2019(a)	Long		828	18,605	(250)
Coffee 'C'; May 2019(a)	Short		280	10,337	366
Copper; May 2019(a)	Long		122	8,991	16
Corn; May 2019(a)	Short		256	4,746	153
Cotton No.2; May 2019(a)	Long		232	8,447	57
Euro Bund 10 Year Bund; March 2019	Short		110	20,683	(334)
Euro Buxl 30 Year Bond; March 2019	Short		22	4,605	(154)
Euro Schatz; March 2019	Long		140	17,806	(6)
Euro-BTP; March 2019	Short		68	9,919	(244)
Euro-Oat; March 2019	Short		68	11,826	(155)
Gasoline RBOB; May 2019(a)	Long		181	13,424	(97)
Gold 100 oz; June 2019(a)	Long		148	19,576	1,245
Japan 10 Year Bond TSE; March 2019	Short		22	30,147	(124)
KC HRW Wheat; May 2019(a)	Short		685	15,224	213
Lean Hogs; April 2019(a)	Short		289	6,459	1,269
Live Cattle; April 2019(a)	Long		166	8,622	173
Live Cattle; June 2019(a)	Long		155	7,449	184
LME Lead; March 2019(a)	Short		—	—	(1,066)
LME Lead; May 2019(a)	Short		164	8,830	(368)
LME Nickel; June 2019(a)	Long		88	6,902	413
LME Nickel; March 2019(a)	Short		—	—	1,001
LME PRI Alum; June 2019(a)	Short		266	12,750	(1,137)
LME PRI Alum; March 2019(a)	Short		—	—	265
LME Zinc; June 2019(a)	Short		168	11,648	(476)
LME Zinc; March 2019(a)	Short		—	—	(519)
Low Sulphur Gasoline; May 2019(a)	Long		307	18,950	1,320
Natural Gas; May 2019(a)	Long		242	6,832	49
NY Harb ULSD; May 2019(a)	Short		3	255	(3)
Palladium; June 2019(a)	Long		24	3,604	101
Platinum; April 2019(a)	Long		202	8,840	623
Short Term Euro-BTP; March 2019	Short		19	2,405	(32)
Silver; May 2019(a)	Long		213	16,650	(134)
Soybean Meal; May 2019(a)	Short		389	11,903	269
Soybean Oil; May 2019(a)	Long		89	1,615	(29)
Soybean; May 2019(a)	Short		40	1,821	37
Sugar #11; May 2019(a)	Long		776	11,107	67
UK 10 Year Gilt; June 2019	Short		49	8,175	94
US 10 Year Ultra Note; June 2019	Short		60	7,767	27
US 2 Year Note; June 2019	Long		272	57,717	(36)
US 5 Year Note; June 2019	Long		36	4,124	(11)
US Long Bond; June 2019	Short		10	1,445	9
US Ultra Bond; June 2019	Short		3	479	5
Wheat; May 2019(a)	Long		620	14,245	(1,932)
WTI Crude; April 2019(a)	Long		474	27,122	1,386
WTI Crude; December 2019(a)	Short		474	28,028	3,883
See accompanying notes.		115

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2019 (unaudited)

Futures Contracts (continued)

Description and Expiration Date		Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
WTI Crude; May 2019(a)		Short	150		$8,642	$		(379)
Total						$		6,564

Amounts in thousands except contracts.

(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date	Currency to Accept			Currency to Deliver		Asset	Liability
Australia and New Zealand Banking Group	03/05/2019		$9,943	JPY		1,077,295	$277	$—
Bank of America NA	03/20/2019	AUD	1,760 $			1,249	—	—
Bank of America NA	03/20/2019		$1,249	CAD		1,645	—	(2)
Bank of America NA	03/20/2019	EUR	530 $			609	—	(5)
Bank of America NA	03/20/2019	JPY	69,551 $			629	—	(5)
Bank of America NA	03/20/2019		$30	JPY		3,312	—	—
Barclays Bank PLC	03/05/2019	GBP	1,519 $			2,020	—	(5)
Barclays Bank PLC	03/05/2019		$9,860	JPY		1,077,295	194	—
Barclays Bank PLC	04/04/2019		$2,023	GBP		1,519	5	—
Barclays Bank PLC	04/11/2019	AUD	81,570 $			58,683	—	(797)
Barclays Bank PLC	04/11/2019		$80,014	AUD		111,506	884	—
Barclays Bank PLC	04/11/2019		$2,635	GBP		1,972	15	—
Barclays Bank PLC	04/11/2019	GBP	8,178 $			10,683	183	—
Barclays Bank PLC	04/11/2019		$18,617	GBP		14,315	—	(404)
Barclays Bank PLC	04/11/2019	CAD	43,453 $			32,860	195	—
Barclays Bank PLC	04/11/2019		$23,125	CAD		30,635	—	(179)
Barclays Bank PLC	04/11/2019	EUR	18,771 $			21,387	30	—
Barclays Bank PLC	04/11/2019	EUR	73,768 $			84,841	—	(673)
Barclays Bank PLC	04/11/2019		$56,599	EUR		49,966	—	(411)
Barclays Bank PLC	04/11/2019		$95,377	EUR		83,128	530	—
Barclays Bank PLC	04/11/2019	JPY	4,799,884 $			44,024	—	(819)
Barclays Bank PLC	04/11/2019		$52,212	JPY		5,694,631	953	—
Barclays Bank PLC	04/11/2019	MXN	124,435 $			6,391	25	—
Barclays Bank PLC	04/11/2019		$6,315	MXN		121,372	57	—
Barclays Bank PLC	04/11/2019	MXN	140,697 $			7,275	—	(21)
Barclays Bank PLC	04/11/2019	NZD	10,675 $			7,186	87	—
Barclays Bank PLC	04/11/2019	NZD	26,604 $			18,270	—	(144)
Barclays Bank PLC	04/11/2019		$13,031	NZD		19,070	38	—
Barclays Bank PLC	04/11/2019		$15,565	NZD		22,881	—	(25)
Barclays Bank PLC	04/11/2019	NOK	129,608 $			15,062	118	—
Barclays Bank PLC	04/11/2019		$6,748	NOK		57,788	—	(20)
Barclays Bank PLC	04/11/2019	NOK	112,963 $			13,254	—	(24)
Barclays Bank PLC	04/11/2019		$6,637	SEK		61,216	—	(14)
Barclays Bank PLC	04/11/2019	CHF	2,636 $			2,640	12	—
Barclays Bank PLC	04/11/2019	CHF	12,838 $			12,983	—	(66)
Barclays Bank PLC	04/11/2019		$6,639	CHF		6,620	—	(21)
Barclays Bank PLC	04/11/2019		$5,310	CHF		5,228	49	—
BNP Paribas	03/05/2019		$768	GBP		592	—	(17)
BNP Paribas	03/05/2019		$12,628	NZD		18,258	194	—
BNP Paribas	03/20/2019		$602	AUD		848	1	—
BNP Paribas	03/20/2019	GBP	470 $			602	22	—
BNP Paribas	03/20/2019		$619	CAD		820	—	(4)
BNP Paribas	03/20/2019	CAD	780 $			590	3	—
BNP Paribas	03/20/2019	EUR	520 $			596	—	(4)
BNP Paribas	03/20/2019	JPY	66,950 $			619	—	(18)
BNP Paribas	03/20/2019		$597	JPY		64,531	17	—
Citigroup Inc	03/20/2019		$1,844	AUD		2,584	11	—
Citigroup Inc	03/20/2019	AUD	1,703 $			1,228	—	(20)
Citigroup Inc	03/20/2019		$594	GBP		470	—	(30)
Citigroup Inc	03/20/2019	CAD	3,309 $			2,504	12	—
Citigroup Inc	03/20/2019	EUR	1,030 $			1,166	7	—
Citigroup Inc	03/20/2019	EUR	520 $			594	—	(2)
Citigroup Inc	03/20/2019		$599	EUR		530	—	(4)
Citigroup Inc	03/20/2019		$2,433	EUR		2,130	7	—
Citigroup Inc	03/20/2019		$599	JPY		67,339	—	(6)
Citigroup Inc	03/20/2019		$35	JPY		3,922	—	—
Deutsche Bank AG	03/05/2019	JPY	2,152,382 $			19,426	—	(114)
Deutsche Bank AG	04/04/2019		$19,473	JPY		2,152,382	111	—
Deutsche Bank AG	04/11/2019	AUD	14,712 $			10,541	—	(101)

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2019 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver	Asset	Liability
Deutsche Bank AG	04/11/2019		$10,376	AUD	14,523	$70	$—
Deutsche Bank AG	04/11/2019	BRL	2,798		$738	5	—
Deutsche Bank AG	04/11/2019	GBP	8,178		$10,664	202	—
Deutsche Bank AG	04/11/2019		$8,045	GBP	6,158	—	(137)
Deutsche Bank AG	04/11/2019	CAD	9,841		$7,434	52	—
Deutsche Bank AG	04/11/2019		$13,275	CAD	17,494	—	(33)
Deutsche Bank AG	04/11/2019	CLP	477,269		$710	18	—
Deutsche Bank AG	04/11/2019	EUR	9,400		$10,743	—	(18)
Deutsche Bank AG	04/11/2019		$41,036	EUR	35,885	92	—
Deutsche Bank AG	04/11/2019		$21,404	EUR	18,838	—	(90)
Deutsche Bank AG	04/11/2019	EUR	18,460		$21,009	53	—
Deutsche Bank AG	04/11/2019		$10,597	HKD	82,809	33	—
Deutsche Bank AG	04/11/2019	INR	947,064		$13,217	84	—
Deutsche Bank AG	04/11/2019		$12,392	INR	890,334	—	(113)
Deutsche Bank AG	04/11/2019		$10,350	JPY	1,116,701	298	—
Deutsche Bank AG	04/11/2019	ZAR	150,304		$10,819	—	(198)
Deutsche Bank AG	04/11/2019		$10,743	ZAR	149,551	175	—
Deutsche Bank AG	04/11/2019	KRW	928,154		$824	2	—
Deutsche Bank AG	04/11/2019	KRW	2,923,070		$2,621	—	(20)
Deutsche Bank AG	04/11/2019	CHF	2,615		$2,644	—	(13)
Deutsche Bank AG	04/11/2019		$5,324	CHF	5,305	—	(14)
Deutsche Bank AG	04/11/2019		$4,780	CHF	4,697	55	—
Deutsche Bank AG	04/11/2019	CHF	5,300		$5,302	31	—
Deutsche Bank AG	04/11/2019	TRY	16,387		$2,911	98	—
Goldman Sachs & Co	03/20/2019	AUD	2,582		$1,834	—	(2)
Goldman Sachs & Co	03/20/2019		$1,879	AUD	2,648	1	—
Goldman Sachs & Co	03/20/2019		$1,194	CAD	1,588	—	(14)
Goldman Sachs & Co	03/20/2019	CAD	1,620		$1,217	15	—
Goldman Sachs & Co	03/20/2019	EUR	1,650		$1,879	—	—
Goldman Sachs & Co	03/20/2019		$1,834	EUR	1,620	—	(11)
Goldman Sachs & Co	03/20/2019		$618	JPY	68,196	5	—
Goldman Sachs & Co	03/20/2019	JPY	66,532		$604	—	(6)
Goldman Sachs & Co	03/20/2019		$1,198	JPY	134,608	—	(11)
HSBC Securities Inc	03/05/2019		$405	GBP	308	—	(4)
HSBC Securities Inc	03/05/2019	EUR	22,333		$25,508	—	(103)
HSBC Securities Inc	04/04/2019		$25,573	EUR	22,333	107	—
JPMorgan Chase	03/05/2019	NZD	18,176		$12,436	—	(58)
JPMorgan Chase	03/20/2019	AUD	880		$624	—	—
JPMorgan Chase	03/20/2019		$625	JPY	69,547	—	—
JPMorgan Chase	04/04/2019		$12,443	NZD	18,176	61	—
JPMorgan Chase	04/11/2019		$41,760	AUD	58,366	341	—
JPMorgan Chase	04/11/2019	AUD	64,166		$45,761	—	(226)
JPMorgan Chase	04/11/2019	BRL	12,286		$3,279	—	(16)
JPMorgan Chase	04/11/2019	GBP	4,100		$5,314	134	—
JPMorgan Chase	04/11/2019		$2,653	GBP	2,010	—	(18)
JPMorgan Chase	04/11/2019		$30,905	CAD	41,028	—	(306)
JPMorgan Chase	04/11/2019	CAD	34,132		$25,754	211	—
JPMorgan Chase	04/11/2019	CLP	2,197,351		$3,220	132	—
JPMorgan Chase	04/11/2019	COP	12,510,258		$3,910	145	—
JPMorgan Chase	04/11/2019	EUR	12,587		$14,299	63	—
JPMorgan Chase	04/11/2019	EUR	56,935		$65,616	—	(654)
JPMorgan Chase	04/11/2019		$60,937	EUR	53,072	383	—
JPMorgan Chase	04/11/2019		$4,147	EUR	3,670	—	(40)
JPMorgan Chase	04/11/2019	INR	223,109		$3,169	—	(35)
JPMorgan Chase	04/11/2019	INR	765,335		$10,640	109	—
JPMorgan Chase	04/11/2019		$10,610	INR	760,196	—	(67)
JPMorgan Chase	04/11/2019	IDR	207,309,533		$14,433	142	—
JPMorgan Chase	04/11/2019		$42,932	JPY	4,717,455	469	—
JPMorgan Chase	04/11/2019	JPY	8,731,937		$81,018	—	(2,419)
JPMorgan Chase	04/11/2019		$6,637	MXN	128,818	—	(5)
JPMorgan Chase	04/11/2019	MXN	328,948		$17,125	—	(165)
JPMorgan Chase	04/11/2019		$10,807	MXN	208,670	48	—
JPMorgan Chase	04/11/2019	MXN	145,147		$7,406	78	—
JPMorgan Chase	04/11/2019	NZD	3,874		$2,625	14	—
JPMorgan Chase	04/11/2019	NZD	6,325		$4,367	—	(58)
JPMorgan Chase	04/11/2019		$16,085	NZD	23,863	—	(174)
JPMorgan Chase	04/11/2019		$11,410	NZD	16,598	101	—
JPMorgan Chase	04/11/2019	NOK	234,151		$27,235	189	—

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2019 (unaudited)

Foreign Currency Contracts (continued)

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver					Asset	Liability
JPMorgan Chase	04/11/2019	NOK		55,938	$		6,591	$		— $	(39)
JPMorgan Chase	04/11/2019			$18,584		NOK	156,695			232	—
JPMorgan Chase	04/11/2019			$22,538		NOK	193,242			—	(95)
JPMorgan Chase	04/11/2019	PLN		10,096	$		2,656			17	—
JPMorgan Chase	04/11/2019			$2,655		PLN	10,140			—	(29)
JPMorgan Chase	04/11/2019	RUB		1,159,217	$		17,184			307	—
JPMorgan Chase	04/11/2019			$2,906		RUB	192,212			6	—
JPMorgan Chase	04/11/2019	RUB		177,373	$		2,683			—	(7)
JPMorgan Chase	04/11/2019	ZAR		351,641	$		25,216			—	(368)
JPMorgan Chase	04/11/2019			$21,490		ZAR	298,043			430	—
JPMorgan Chase	04/11/2019	KRW		4,109,800	$		3,684			—	(28)
JPMorgan Chase	04/11/2019			$4,933		SEK	43,943			158	—
JPMorgan Chase	04/11/2019	SEK		220,287	$		24,701			—	(765)
JPMorgan Chase	04/11/2019	SEK		61,829	$		6,637			81	—
JPMorgan Chase	04/11/2019			$5,761		SEK	53,031			—	(1)
JPMorgan Chase	04/11/2019	CHF		9,187	$		9,411			—	(168)
JPMorgan Chase	04/11/2019			$6,889		CHF	6,861			—	(14)
JPMorgan Chase	04/11/2019	CHF		6,608	$		6,637			11	—
JPMorgan Chase	04/11/2019	TRY		64,974	$		11,628			302	—
JPMorgan Chase	04/11/2019			$343		TRY	1,874			—	(1)
Nomura Securities	03/05/2019			$3,405		EUR	2,992			1	—
Royal Bank of Scotland	03/05/2019			$970		GBP	748			—	(22)
Royal Bank of Scotland	03/20/2019			$595		EUR	520			3	—
Royal Bank of Scotland	03/20/2019	JPY		66,841	$		595			6	—
Toronto Dominion Bank	03/05/2019			$22,285		EUR	19,341			284	—
Westpac Banking Corporation	03/20/2019			$630		JPY	70,091			—	—
Total							$			9,891	$(10,520)
Amounts in thousands.

Exchange Cleared Interest Rate Swaps

	(Pay)/
	Receive						Unrealized			Upfront
	Floating	Fixed	Payment	Effective			Notional		Appreciation/	Payments/
Floating Rate Index	Rate	Rate	Frequency	Date (a)	Maturity Date		Amount		(Depreciation)	(Receipts)	Fair Value
3 Month USD LIBOR	Pay	2.53% Semiannual		N/A	08/02/2021		$2,025		$(2)$	— $	(2)
3 Month USD LIBOR	Receive	2.53%	Quarterly	N/A	02/07/2023		4,500		(3)	1	(2)
3 Month USD LIBOR	Pay	2.53% Semiannual		N/A	08/02/2021		2,025		(2)	—	(2)
3 Month USD LIBOR	Pay	2.60% Semiannual		N/A	08/05/2021		2,020		1	—	1
3 Month USD LIBOR	Pay	2.54% Semiannual		N/A	08/05/2021		2,020		(2)	—	(2)
3 Month USD LIBOR	Pay	2.53% Semiannual		N/A	02/07/2022		55,620		35	(42)	(7)
3 Month USD LIBOR	Pay	2.52% Semiannual		N/A	02/09/2023		1,710		1	—	1
3 Month USD LIBOR	Pay	2.72% Semiannual		N/A	02/07/2029		2,860		(4)	—	(4)
3 Month USD LIBOR	Receive	2.58%	Quarterly	N/A	02/07/2022		2,860		(2)	—	(2)
3 Month USD LIBOR	Receive	2.57%	Quarterly	N/A	02/07/2025		11,040		(8)	12	4
3 Month USD LIBOR	Pay	2.93% Semiannual		N/A	01/31/2029		4,640		—	1	1
3 Month USD LIBOR	Receive	2.66%	Quarterly	N/A	07/18/2021		2,000		(3)	—	(3)
3 Month USD LIBOR	Receive	2.71%	Quarterly	N/A	07/22/2021		1,000		(3)	1	(2)
3 Month USD LIBOR	Receive	2.50%	Quarterly	N/A	01/10/2023		10,370		—	—	—
3 Month USD LIBOR	Pay	2.83% Semiannual		N/A	12/17/2022		1,251		8	—	8
3 Month USD LIBOR	Pay	2.45% Semiannual		N/A	01/08/2022		10,170		(4)	—	(4)
3 Month USD LIBOR	Receive	2.71%	Quarterly	N/A	07/24/2021		1,995		(5)	—	(5)
3 Month USD LIBOR	Receive	2.92%	Quarterly	N/A	01/31/2049		940		(2)	—	(2)
3 Month USD LIBOR	Receive	2.72%	Quarterly	N/A	07/24/2021		1,995		(5)	—	(5)
3 Month USD LIBOR	Receive	2.48%	Quarterly	N/A	03/02/2022		3,420		3	—	3
3 Month USD LIBOR	Receive	2.73%	Quarterly	N/A	07/22/2021		1,600		(5)	—	(5)
3 Month USD LIBOR	Receive	2.58%	Quarterly	N/A	03/15/2021		33,340		24	(12)	12
3 Month USD LIBOR	Pay	2.50% Semiannual		N/A	02/24/2022		1,035		(1)	—	(1)
3 Month USD LIBOR	Receive	2.62%	Quarterly	N/A	02/18/2021		2,035		(1)	—	(1)
3 Month USD LIBOR	Pay	2.62% Semiannual		N/A	02/14/2025		3,160		6	—	6
3 Month USD LIBOR	Receive	2.62%	Quarterly	N/A	02/18/2021		3,230		(1)	—	(1)
3 Month USD LIBOR	Pay	2.46% Semiannual		N/A	02/28/2022		2,070		(2)	—	(2)
3 Month USD LIBOR	Pay	2.55% Semiannual		N/A	03/15/2021		11,915		(11)	—	(11)
3 Month USD LIBOR	Pay	2.55% Semiannual		N/A	03/15/2021		11,915		(10)	—	(10)
3 Month USD LIBOR	Pay	2.86% Semiannual		N/A	02/15/2036		1,360		(10)	6	(4)
3 Month USD LIBOR	Receive	2.89%	Quarterly	N/A	08/15/2044		840		9	(5)	4
3 Month USD LIBOR	Receive	2.58%	Quarterly	N/A	02/14/2022		6,380		(5)	—	(5)
3 Month USD LIBOR	Pay	2.57% Semiannual		N/A	02/13/2024		1,740		—	—	—

See accompanying notes.

		Consolidated Schedule of Investments
			Diversified Real Asset Fund
			February 28, 2019 (unaudited)

	Exchange Cleared Interest Rate Swaps (continued)
	(Pay)/
	Receive							Unrealized		Upfront
	Floating	Fixed	Payment	Effective			Notional		Appreciation/	Payments/
Floating Rate Index	Rate	Rate	Frequency	Date (a)	Maturity Date		Amount		(Depreciation)	(Receipts)	Fair Value
3 Month USD LIBOR	Receive	2.71%	Quarterly	N/A	02/13/2029			$900	$2 $	— $	2
3 Month USD LIBOR	Pay	2.48%	Semiannual	N/A	02/11/2022			1,025	(1)	—	(1)
3 Month USD LIBOR	Receive	2.50%	Quarterly	N/A	02/08/2023			2,780	—	—	—
3 Month USD LIBOR	Pay	2.51%	Semiannual	N/A	02/11/2022			1,025	—	—	—
3 Month USD LIBOR	Receive	2.55%	Quarterly	N/A	02/16/2023			2,020	(2)	—	(2)
3 Month USD LIBOR	Receive	2.90%	Quarterly	N/A	02/15/2049			940	2	—	2
3 Month USD LIBOR	Pay	2.72%	Semiannual	N/A	02/14/2029			450	(1)	—	(1)
3 Month USD LIBOR	Receive	2.52%	Quarterly	N/A	02/13/2022			6,420	2	—	2
3 Month USD LIBOR	Pay	2.57%	Semiannual	N/A	02/13/2025			3,340	(2)	—	(2)
3 Month USD LIBOR	Receive	2.90%	Quarterly	N/A	12/19/2024			2,623	(12)	—	(12)
3 Month USD LIBOR	Pay	2.98%	Semiannual	N/A	07/19/2026			4,740	12	—	12
3 Month USD LIBOR	Receive	3.05%	Quarterly	N/A	11/29/2023			11,168	(242)	—	(242)
3 Month USD LIBOR	Receive	2.92%	Quarterly	N/A	07/19/2024			8,990	(51)	—	(51)
3 Month USD LIBOR	Pay	3.05%	Semiannual	N/A	12/17/2026			1,380	4	—	4
3 Month USD LIBOR	Receive	2.72%	Quarterly	N/A	07/22/2021			1,000	(3)	—	(3)
6 Month Euro Interbank Offered Rate	Pay	(0.02)%	Annual	N/A	02/13/2022		EUR	1,700	(2)	—	(2)
6 Month Euro Interbank Offered Rate	Receive	1.04%	Semiannual	N/A	03/23/2028			1,445	(64)	—	(64)
6 Month Euro Interbank Offered Rate	Pay	0.83%	Annual	N/A	02/15/2028			8,710	196	—	196
6 Month Euro Interbank Offered Rate	Receive	(0.14)%	Semiannual	N/A	04/09/2021			17,030	7	2	9
6 Month Euro Interbank Offered Rate	Pay	0.36%	Annual	N/A	12/21/2022			1,450	5	—	5
6 Month Euro Interbank Offered Rate	Pay	0.57%	Annual	N/A	02/15/2028			7,630	(47)	—	(47)
6 Month Euro Interbank Offered Rate	Pay	0.88%	Annual	N/A	08/28/2028			220	5	—	5
6 Month Euro Interbank Offered Rate	Receive	0.42%	Semiannual	N/A	12/17/2022			3,480	(16)	—	(16)
6 Month JPY LIBOR	Receive	0.17%	Semiannual	N/A	06/19/2029	JPY	1,382,470		16	—	16
6 Month JPY LIBOR	Pay	0.00%	Semiannual	N/A	06/19/2024		2,790,460		7	1	8
6 Month JPY LIBOR	Receive	0.34%	Semiannual	N/A	02/08/2034			8,650	—	—	—
Consumer Price All Urban Non-Seasonally	Receive	2.31%	Annual	N/A	10/12/2020			$14,945	(189)	—
Adjusted Index											(189)
Consumer Price All Urban Non-Seasonally	Receive	1.90%	Annual	N/A	02/12/2024			3,930	12	—
Adjusted Index											12
Consumer Price All Urban Non-Seasonally	Pay	2.16%	Annual	N/A	10/30/2023			6,270	74	—
Adjusted Index											74
Consumer Price All Urban Non-Seasonally	Receive	2.23%	Annual	N/A	09/18/2020			29,220	(338)	1
Adjusted Index											(337)
Consumer Price All Urban Non-Seasonally	Receive	1.85%	Annual	N/A	02/08/2022			5,825	—	—
Adjusted Index											—
Consumer Price All Urban Non-Seasonally	Receive	2.25%	Annual	N/A	10/30/2028			6,270	(90)	—
Adjusted Index											(90)
Harmonised Indices of Consumer Prices Excluding	Pay	1.83%	Annual	N/A	05/15/2047		EUR	535	25	—
Food and Energy											25
Harmonised Indices of Consumer Prices Excluding	Pay	1.97%	Annual	N/A	01/15/2048			590	56	(1)
Food and Energy											55
Harmonised Indices of Consumer Prices Excluding	Pay	1.99%	Annual	N/A	01/15/2048			590	60	—
Food and Energy											60
Harmonised Indices of Consumer Prices Excluding	Receive	1.38%	Annual	N/A	04/15/2023			3,995	(52)	(1)
Food and Energy											(53)
Harmonised Indices of Consumer Prices Excluding	Receive	1.55%	Annual	N/A	07/15/2023			4,110	(82)	—
Food and Energy											(82)
Harmonised Indices of Consumer Prices Excluding	Pay	1.98%	Annual	N/A	06/15/2048			615	57	—
Food and Energy											57
Harmonised Indices of Consumer Prices Excluding	Pay	1.90%	Annual	N/A	12/15/2048			740	46	—
Food and Energy											46
Harmonised Indices of Consumer Prices Excluding	Pay	1.95%	Annual	N/A	08/15/2048			405	33	—
Food and Energy											33
Harmonised Indices of Consumer Prices Excluding	Receive	1.30%	Annual	N/A	01/15/2029			2,535	(11)	—
Food and Energy											(11)
New Zealand Bank Bill 3 Month FRA	Receive	2.58%	Quarterly	N/A	03/20/2029		NZD	1,219	(9)	—	(9)
New Zealand Bank Bill 3 Month FRA	Receive	2.80%	Quarterly	N/A	03/20/2029			17,000	(355)	(1)	(356)
New Zealand Bank Bill 3 Month FRA	Receive	2.55%	Quarterly	N/A	03/20/2029			3,335	(18)	—	(18)
New Zealand Bank Bill 3 Month FRA	Receive	2.59%	Quarterly	N/A	03/20/2029			651	(5)	—	(5)
United Kingdom Retail Prices Index	Pay	3.51%	Annual	N/A	10/15/2028		GBP	3,420	56	—	56
United Kingdom Retail Prices Index	Receive	3.41%	Annual	N/A	03/15/2048			605	16	—	16
United Kingdom Retail Prices Index	Pay	3.41%	Annual	N/A	01/15/2028			5,135	(3)	(8)	(11)
United Kingdom Retail Prices Index	Pay	3.55%	Annual	N/A	11/15/2032			4,640	110	(11)	99
United Kingdom Retail Prices Index	Receive	3.58%	Annual	N/A	12/15/2023			2,685	(47)	—	(47)
United Kingdom Retail Prices Index	Pay	3.39%	Annual	N/A	08/15/2028			3,495	(33)	(3)	(36)

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2019 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)

		(Pay)/
		Receive							Unrealized		Upfront
		Floating	Fixed	Payment	Effective			Notional	Appreciation/		Payments/
Floating Rate Index		Rate	Rate	Frequency	Date (a)	Maturity Date		Amount	(Depreciation)		(Receipts	Fair Value
United Kingdom Retail Prices Index		Receive	3.46%	Annual	N/A	11/15/2027	GBP	4,640	$(42)$		8	$(34)
United Kingdom Retail Prices Index		Receive	3.55%	Annual	N/A	11/15/2047		2,795	(209)		5	(204)
United Kingdom Retail Prices Index		Pay	3.60%	Annual	N/A	11/15/2042		2,795	171	(8)		163
United Kingdom Retail Prices Index		Pay	3.61%	Annual	N/A	01/15/2029		1,145	28		—	28
United Kingdom Retail Prices Index		Receive	3.36%	Annual	N/A	08/15/2023		7,700	(6)		3	(3)
United Kingdom Retail Prices Index		Pay	3.44%	Annual	N/A	08/15/2048		770	(7)		—	(7)
United Kingdom Retail Prices Index		Receive	3.48%	Annual	N/A	09/15/2023		6,770	(70)		2	(68)
United Kingdom Retail Prices Index		Pay	3.50%	Annual	N/A	09/15/2028		6,770	68	(3)		65
United Kingdom Retail Prices Index		Pay	3.36%	Annual	N/A	08/15/2023		19,810	10	(6)		4
United Kingdom Retail Prices Index		Receive	3.35%	Annual	N/A	08/15/2023		7,705	(2)		3	1
United Kingdom Retail Prices Index		Receive	3.47%	Annual	N/A	09/15/2048		1,255	(22)		6	(16)
United Kingdom Retail Prices Index		Pay	3.34%	Annual	N/A	06/15/2028		925	(16)	(1)		(17)
United Kingdom Retail Prices Index		Receive	3.45%	Annual	N/A	10/15/2023		3,420	(47)		—	(47)
United Kingdom Retail Prices Index		Receive	3.26%	Annual	N/A	05/15/2023		6,900	35		3	38
United Kingdom Retail Prices Index		Receive	3.48%	Annual	N/A	01/15/2029		3,450	(17)		1	(16)
United Kingdom Retail Prices Index		Pay	3.40%	Annual	N/A	08/15/2028		6,710	(46)	(6)		(52)
United Kingdom Retail Prices Index		Pay	3.45%	Annual	N/A	10/15/2023		3,940	53		—	53
United Kingdom Retail Prices Index		Pay	3.41%	Annual	N/A	01/15/2024		3,450	13		—	13
Total								$	(982)$		(52)$	(1,034)
Amounts in thousands.
(a) Forward swap.

Total Return Swaps

											Value and
											Unrealized
									Upfront		Appreciation/
			Pay/Receive			Payment	Expiration	Notional	Payments/		(Depreciation)
Counterparty	Reference Entity	Contracts	Positive Return		Financing Rate	Frequency	Date	Amount	(Receipts)		Asset---- Liability
Bank of America NA	Bloomberg Commodity	442,842	Receive	UST 13 Week Bill		Monthly	03/21/2019		$75,536 $	— $	—		$(198)
	Index Total Return(a)			High Discount Rate
				+ 0.10%
M3 Capital Partners	Bloomberg Commodity	538,621	Receive	UST 13 Week Bill		Monthly	03/21/2019		91,873	—	—		(241)
	Index Total Return(a)			High Discount Rate
				+ 0.09%
M3 Capital Partners	Macquarie Commodity	157,306	Receive	0.32%		Annual	03/04/2019		14,964	—	—		(198)
	Product 251E(a)
Merrill Lynch	BofA Merrill Lynch	202,500	Receive	0.22%		Annual	03/04/2019		20,555	—	17		—
	Commodity MLBXCS3E
	Excess Return Strategy(a)
Societe Generele	Bloomberg Commodity	146,250	Receive	UST 13 Week Bill		Monthly	03/21/2019		24,946	—	—		(65)
	Index Total Return(a)			High Discount Rate
				+ 0.11%
Societe Generele	Societe Generale	198,396	Receive	0.35%		Annual	03/04/2019		18,877	—	—		(397)
	Commodities Custom
	Alpha(a)
Total									$	— $	17		$(1,099)
Amounts in thousands except contracts

(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Purchased Capped Options

					Pay/Receive				Upfront			Unrealized
					Floating	Notional		Expiration	Payments/			Appreciation/
Description	Counterparty		Range		Rate	Amount	Exercise Rate	Date	(Premiums)		Fair Value		(Depreciation)
Call - 5Y-10Y CMS Index Cap	Morgan Stanley	Max (0, 5Y CMS-0.14%)			Receive $	25,700	0.14%	04/11/2019	$7		$7	$	—
	& Co
Call - 5Y-30Y CMS Index Cap	Barclays Bank	Max (0, 5Y CMS-0.35%)			Pay	39,000	0.35%	07/29/2019	20	19			(1)
	PLC
Total									$27	$26		$	(1)

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2019 (unaudited)

Written Capped Options

			Pay/Receive				Upfront		Unrealized
			Floating	Notional		Expiration	Payments/		Appreciation/
Description	Counterparty	Range	Rate	Amount	Exercise Rate	Date	(Premiums)	Fair Value	(Depreciation)
Call - 5Y-30Y CMS Index Cap	Barclays Bank	Max (0, 5Y CMS-0.45%)	Pay	$39,000	0.45%	07/29/2019	$(10	)$	(7)$	3
	PLC
Total							$(10	)$	(7)$	3
Amounts in thousands.

See accompanying notes.

Schedule of Investments
EDGE MidCap Fund
February 28, 2019 (unaudited)

COMMON STOCKS - 98.35%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Airlines - 2.54%			Semiconductors - 4.41%
Alaska Air Group Inc	267,396	$16,498	Microchip Technology Inc	216,034	$18,767
Automobile Parts & Equipment - 2.32%			Teradyne Inc	242,067	9,884
Autoliv Inc	184,310	15,078			$28,651
Banks - 4.65%			Software - 7.81%
Bank OZK	206,285	6,766	Black Knight Inc (a)	493,295	25,774
Cullen/Frost Bankers Inc	226,170	23,449	Fair Isaac Corp (a)	100,671	24,948
		$30,215			$50,722
Chemicals - 5.26%			Toys, Games & Hobbies - 2.62%
FMC Corp	128,705	11,519	Hasbro Inc	200,741	17,043
HB Fuller Co	448,167	22,624	Transportation - 4.41%
		$34,143	Expeditors International of Washington Inc	234,804	17,599
Commercial Services - 2.54%			Kirby Corp (a)	148,825	11,046
Aaron's Inc	303,907	16,499			$28,645
Consumer Products - 1.65%			TOTAL COMMON STOCKS		$638,676
Avery Dennison Corp	99,281	10,726	INVESTMENT COMPANIES - 1.55%	Shares Held Value (000's)
Electric - 6.59%			Money Market Funds - 1.55%
Eversource Energy	301,140	21,023	Principal Government Money Market Fund	10,044,700	10,045
WEC Energy Group Inc	285,162	21,752	2.33%(b),(c)
		$42,775	TOTAL INVESTMENT COMPANIES		$10,045
			Total Investments		$648,721
Electrical Components & Equipment - 4.81%			Other Assets and Liabilities - 0.10%		628
Energizer Holdings Inc	319,568	14,662	TOTAL NET ASSETS - 100.00%		$649,349
Littelfuse Inc	85,598	16,528
		$31,190
Electronics - 2.83%			(a) Non-income producing security
Arrow Electronics Inc (a)	230,597	18,378	(b)	Affiliated Security. Security is either an affiliate (and registered under the
Environmental Control - 2.42%			Investment Company Act of 1940) or an affiliate as defined by the Investment
Waste Connections Inc	188,263	15,701	Company Act of 1940 (controls 5.0% or more of the outstanding voting
Hand & Machine Tools - 3.69%			shares of the security). Please see affiliated sub-schedule for transactional
Lincoln Electric Holdings Inc	203,993	17,629	information.
Snap-on Inc	39,800	6,368	(c) Current yield shown is as of period end.
		$23,997
Healthcare - Products - 6.46%			Portfolio Summary (unaudited)
Teleflex Inc	69,525	20,151	Sector		Percent
Varian Medical Systems Inc (a)	162,618	21,849	Financial		21.39%
		$42,000	Industrial		19.17%
Healthcare - Services - 3.71%			Consumer, Cyclical		14.58%
Universal Health Services Inc	173,048	24,025	Consumer, Non-cyclical		14.36%
Insurance - 4.73%			Technology		12.22%
Fidelity National Financial Inc	429,717	15,079	Utilities		6.59%
Markel Corp (a)	15,572	15,647	Basic Materials		5.26%
		$30,726	Energy		4.78%
Investment Companies - 1.72%			Investment Companies		1.55%
Oaktree Capital Group LLC	263,254	11,154	Other Assets and Liabilities		0.10%
Machinery - Diversified - 1.01%			TOTAL NET ASSETS		100.00%
Nordson Corp	48,311	6,559
Office Furnishings - 0.88%
HNI Corp	147,394	5,694
Oil & Gas - 4.78%
Cimarex Energy Co	200,087	14,388
Helmerich & Payne Inc	169,070	9,164
HollyFrontier Corp	146,792	7,516
		$31,068
REITs - 7.40%
Alexandria Real Estate Equities Inc	131,920	17,927
CyrusOne Inc	336,062	16,749
Tanger Factory Outlet Centers Inc	620,107	13,388
		$48,064
Retail - 6.22%
Chipotle Mexican Grill Inc (a)	26,708	16,226
Lululemon Athletica Inc (a)	160,633	24,163
		$40,389
Savings & Loans - 2.89%
Washington Federal Inc	610,693	18,736

See accompanying notes.

Schedule of Investments
EDGE MidCap Fund
February 28, 2019 (unaudited)

Affiliated Securities	August 31, 2018		Purchases		Sales	February 28, 2019
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.33%	$8,424			$42,156	$40,535	$10,045
	$8,424			$42,156	$40,535	$10,045

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.33%	$101	$	— $		— $	—
	$101	$	— $		— $	—
Amounts in thousands

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund February 28, 2019 (unaudited)

COMMON STOCKS - 30.12%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.02%			Automobile Parts & Equipment (continued)
Gendai Agency Inc	3,700	$16	NGK Insulators Ltd	31,090	$475
Ocean Outdoor Ltd (a),(b)	15,649	108	Nissin Kogyo Co Ltd	13,115	185
Omnicom Group Inc	1,611	122	Nokian Renkaat OYJ	4,975	176
Relia Inc	8,900	78	Pacific Industrial Co Ltd	6,014	92
Trade Desk Inc/The (a)	484	96	Rheinmetall AG	4,089	437
		$420	Sumitomo Riko Co Ltd	12,370	113
Aerospace & Defense - 0.50%			Tachi-S Co Ltd	4,013	60
Cobham PLC (a)	283,290	442	Tokai Rika Co Ltd	14,150	260
Dassault Aviation SA	775	1,304	Toyo Tire Corp	54,192	693
Esterline Technologies Corp (a)	11,311	1,377	Toyoda Gosei Co Ltd	14,640	333
IHI Corp	5,080	134	Unipres Corp	9,100	163
Jamco Corp	4,450	99	WABCO Holdings Inc (a)	9,039	1,243
Kawasaki Heavy Industries Ltd	7,791	201			$6,170
L3 Technologies Inc	11,954	2,531	Banks - 1.79%
Leonardo SpA	36,548	368	Allegiance Bancshares Inc (a)	3,041	116
Lockheed Martin Corp (c)	4,000	1,238	Ameris Bancorp	3,260	133
Moog Inc	1,757	165	AU Small Finance Bank Ltd (b)	27,431	224
Raytheon Co (c)	5,800	1,082	Banca Generali SpA	11,396	284
Triumph Group Inc	6,677	155	BancorpSouth Bank	4,603	150
Ultra Electronics Holdings PLC	19,996	329	Bank of East Asia Ltd/The	86,000	299
United Technologies Corp (c)	1,500	188	Bank of Ireland Group PLC	53,385	347
		$9,613	Bank of Kyoto Ltd/The	1,175	53
Agriculture - 0.18%			Bank OZK	5,456	179
Altria Group Inc (c)	11,659	611	Bank Tabungan Pensiunan Nasional Syariah Tbk	624,400	91
Japan Tobacco Inc	52,495	1,337	PT (a)
Philip Morris International Inc (c)	13,725	1,194	Blue Hills Bancorp Inc	6,169	154
Swedish Match AB	7,650	358	Cadence BanCorp	6,165	123
		$3,500	China Construction Bank Corp	376,000	335
Airlines - 0.12%			CIT Group Inc	9,700	494
Delta Air Lines Inc	2,471	123	Citigroup Inc	8,607	550
Deutsche Lufthansa AG	20,033	511	Comerica Inc	5,000	436
easyJet PLC	64,627	1,051	Danske Bank A/S	18,566	369
Japan Airlines Co Ltd	10,900	398	East West Bancorp Inc	19,600	1,070
Southwest Airlines Co	2,141	120	Fidelity Southern Corp	2,701	88
		$2,203	Fifth Third Bancorp (c)	33,500	924
Apparel - 0.35%			FinecoBank Banca Fineco SpA	25,311	314
Carter's Inc	1,844	180	First Citizens BancShares Inc/NC	721	315
Hermes International	1,846	1,169	First Midwest Bancorp Inc/IL	5,401	125
Kering SA	831	453	First Republic Bank/CA	5,530	581
LVMH Moet Hennessy Louis Vuitton SE	5,233	1,796	FNB Corp/PA	10,374	127
Moncler SpA	6,592	253	Great Western Bancorp Inc	3,961	149
NIKE Inc (c)	21,500	1,843	Hang Seng Bank Ltd	43,700	1,082
Samsonite International SA (a),(b)	33,153	98	Heritage Commerce Corp	5,200	73
Sanyo Shokai Ltd	7,550	122	Hilltop Holdings Inc	8,019	154
Under Armour Inc - Class A (a)	33,141	747	ICICI Bank Ltd ADR	17,271	170
Under Armour Inc - Class C (a)	844	17	Independent Bank Group Inc	1,996	116
		$6,678	Japan Post Bank Co Ltd	95,200	1,064
			JPMorgan Chase & Co	1,148	120
Automobile Manufacturers - 0.33%			M&T Bank Corp (c)	19,085	3,303
Ferrari NV	4,297	553	Macquarie Group Ltd	5,134	469
Guangzhou Automobile Group Co Ltd	160,560	197	MB Financial Inc	16,331	739
Honda Motor Co Ltd	58,350	1,648	Mitsubishi UFJ Financial Group Inc	302,723	1,571
Mazda Motor Corp	113,700	1,339	Mizuho Financial Group Inc	810,890	1,275
PACCAR Inc	13,969	947	Morgan Stanley	476	20
REV Group Inc	17,433	154	National Australia Bank Ltd	27,385	489
Subaru Corp	19,050	486	OFG Bancorp	8,266	171
Suzuki Motor Corp	3,100	159	Opus Bank	7,408	169
Tesla Inc (a)	800	256	Raiffeisen Bank International AG	6,868	175
Volvo AB - B Shares	35,344	520	Regions Financial Corp (c)	63,284	1,038
		$6,259	Resona Holdings Inc	94,500	428
Automobile Parts & Equipment - 0.32%			San-In Godo Bank Ltd/The	6,600	48
Aisan Industry Co Ltd	11,260	77	Sberbank of Russia PJSC	97,524	307
Bridgestone Corp	20,700	820	Standard Chartered PLC	49,885	398
Cooper Tire & Rubber Co	4,775	153	State Bank of India Ltd (a)	1,656	63
Daikyonishikawa Corp	11,480	128	State Street Corp (c)	18,581	1,335
Exedy Corp	6,620	158	Sumitomo Mitsui Financial Group Inc	66,430	2,360
Faurecia SA	6,897	329	Sumitomo Mitsui Trust Holdings Inc	44,030	1,673
IJT Technology Holdings Co Ltd	6,200	35	SunTrust Banks Inc (c)	42,684	2,769
Keihin Corp	13,650	240	Synovus Financial Corp	68,289	2,710

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund February 28, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Banks (continued)			Chemicals (continued)
TCF Financial Corp	10,829	$248	Hitachi Chemical Co Ltd	127,011	$2,312
Tokyo Kiraboshi Financial Group Inc	4,123	60	IMCD NV	4,707	369
UBS Group AG (a)	38,982	495	JSR Corp	24,040	400
Umpqua Holdings Corp	7,853	143	Kanto Denka Kogyo Co Ltd	14,463	112
Union Bankshares Corp	3,902	139	KH Neochem Co Ltd	6,875	176
Univest Financial Corp	5,068	134	Koninklijke DSM NV	30,334	3,263
Wells Fargo & Co	14,862	741	Linde PLC (c)	6,264	1,085
		$34,279	LyondellBasell Industries NV (c)	5,500	470
Beverages - 0.31%			Mitsubishi Chemical Holdings Corp	41,800	309
Anheuser-Busch InBev SA/NV	19,073	1,490	Mitsubishi Gas Chemical Co Inc	19,400	297
Asahi Group Holdings Ltd	7,700	333	Quaker Chemical Corp	737	154
Carlsberg A/S	1,728	209	Sherwin-Williams Co/The (c)	3,721	1,612
Heineken NV	3,482	351	Shin-Etsu Chemical Co Ltd	32,238	2,696
Kirin Holdings Co Ltd	36,500	818	Sumitomo Chemical Co Ltd	48,700	242
MGP Ingredients Inc	1,666	136	Tokuyama Corp	4,470	112
Molson Coors Brewing Co	11,564	713	Tokyo Ohka Kogyo Co Ltd	4,462	130
Monster Beverage Corp (a),(c)	26,200	1,672	Tosoh Corp	18,600	275
Remy Cointreau SA	2,145	280	Tri Chemical Laboratories Inc	2,200	97
		$6,002	Versum Materials Inc	14,424	707
Biotechnology - 0.41%			Yara International ASA	19,852	835
Abcam PLC	21,686	369			$27,658
Amgen Inc	669	127	Commercial Services - 1.11%
Amicus Therapeutics Inc (a)	4,150	50	2U Inc (a)	1,457	107
BioMarin Pharmaceutical Inc (a)	930	87	Adecco Group AG	8,339	432
Blueprint Medicines Corp (a)	2,004	165	Adtalem Global Education Inc (a)	2,946	142
Celgene Corp (a)	10,248	852	AMERCO	2,346	902
Exact Sciences Corp (a)	11,046	1,005	Aramark (c)	48,235	1,462
Five Prime Therapeutics Inc (a)	4,799	56	Atlantia SpA	40,153	976
Gilead Sciences Inc (c)	8,321	541	Automatic Data Processing Inc	838	128
Hugel Inc (a)	1,442	449	Babcock International Group PLC	50,422	362
Illumina Inc (a),(c)	1,984	620	Benesse Holdings Inc	4,870	132
Intrexon Corp (a)	1,448	12	Booz Allen Hamilton Holding Corp	459	24
Jinyu Bio-Technology Co Ltd	168,817	393	Brambles Ltd	58,206	486
Myriad Genetics Inc (a)	5,032	156	Brink's Co/The	3,102	245
Pacific Biosciences of California Inc (a)	63,004	461	Bureau Veritas SA	77,359	1,848
Regeneron Pharmaceuticals Inc (a),(c)	1,985	855	Cardtronics PLC (a)	4,255	126
Sangamo Therapeutics Inc (a)	9,761	88	Carriage Services Inc	7,105	149
Spark Therapeutics Inc (a)	7,514	851	CENVEO STOCK (a)	46,083	611
Vertex Pharmaceuticals Inc (a),(c)	3,500	661	Cimpress NV (a)	3,063	253
		$7,798	Cintas Corp	5,722	1,182
Building Materials - 0.31%			CoStar Group Inc (a)	1,637	749
Cemex SAB de CV ADR(a)	147,854	717	Deluxe Corp	2,586	120
China Resources Cement Holdings Ltd	177,316	189	EVERTEC Inc	4,577	131
Cie de Saint-Gobain	21,029	757	FleetCor Technologies Inc (a)	2,363	551
CRH PLC	20,022	635	H&R Block Inc (c)	16,100	389
JELD-WEN Holding Inc (a)	6,199	125	HMS Holdings Corp (a)	5,634	194
Katitas Co Ltd	3,400	107	Kforce Inc	3,690	137
Lennox International Inc	5,463	1,340	Kroton Educacional SA	56,300	164
Masonite International Corp (a)	2,038	113	LiveRamp Holdings Inc (a)	1,167	63
Sanwa Holdings Corp	11,996	139	Localiza Rent a Car SA	69,646	636
USG Corp	35,013	1,509	Loomis AB	12,564	457
Wienerberger AG	11,216	254	M&A Capital Partners Co Ltd (a)	2,310	106
		$5,885	Moody's Corp	8,896	1,540
Chemicals - 1.44%			New Oriental Education & Technology Group Inc	4,303	353
A. Schulman Inc. (a),(d),(e)	2,332	1	ADR(a)
Air Liquide SA	11,501	1,434	Nutrisystem Inc	15,206	658
Air Products & Chemicals Inc (c)	1,200	217	Persol Holdings Co Ltd	24,258	417
Akzo Nobel NV	8,949	811	Prestige International Inc	15,814	185
Asahi Kasei Corp	56,300	615	Raksul Inc (a)	1,800	62
BASF SE	13,861	1,055	Randstad NV	17,002	907
Borregaard ASA	21,686	205	Rent-A-Center Inc/TX (a)	17,758	330
Cabot Corp	2,300	108	Rollins Inc (c)	18,600	738
CF Industries Holdings Inc	2,388	101	S&P Global Inc	1,400	280
Denka Co Ltd	2,940	89	SEACOR Marine Holdings Inc (a)	7,564	104
DowDuPont Inc	38,774	2,064	Ser Educacional SA (b)	28,300	143
EMS-Chemie Holding AG	3,403	1,962	SGS SA	501	1,276
FMC Corp	26,880	2,406	Tarena International Inc ADR	18,270	121
GCP Applied Technologies Inc (a)	23,027	690	TechnoPro Holdings Inc	3,706	201
Hanwha Chemical Corp	11,889	247	Toppan Forms Co Ltd	17,900	155

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund February 28, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Commercial Services (continued)			Diversified Financial Services (continued)
Travelport Worldwide Ltd	20,318	$319	Euronext NV (b)	4,500	$274
XPS Pensions Group PLC	109,902	196	Franklin Resources Inc (c)	4,400	143
		$21,249	Greenhill & Co Inc	5,647	133
Computers - 0.57%			Hamilton Lane Inc	3,178	148
Accenture PLC - Class A	757	122	Hannon Armstrong Sustainable Infrastructure	6,835	168
Apple Inc (c)	14,773	2,558	Capital Inc
BayCurrent Consulting Inc	2,900	87	Hong Kong Exchanges & Clearing Ltd	25,900	893
Cognizant Technology Solutions Corp (c)	11,098	788	Hypoport AG (a)	1,861	355
DXC Technology Co	2,500	165	Ichiyoshi Securities Co Ltd	12,730	101
Ferrotec Holdings Corp	15,800	149	Intercontinental Exchange Inc (c)	12,060	930
Fujitsu Ltd	9,121	616	INTL. FCStone Inc (a)	2,758	120
Gemalto NV (a)	18,382	1,064	Investment Technology Group Inc	7,613	230
Globant SA (a)	1,763	122	KB Financial Group Inc	9,434	372
Hewlett Packard Enterprise Co	7,779	127	Kenedix Inc	17,800	86
Luxoft Holding Inc (a)	14,037	818	LPL Financial Holdings Inc	1,427	108
Melco Holdings Inc	2,190	76	Mahindra & Mahindra Financial Services Ltd	26,466	148
NetApp Inc	421	27	Mastercard Inc	568	128
NTT Data Corp	62,742	687	Mebuki Financial Group Inc	167,900	456
Oro Co Ltd	1,860	82	Moelis & Co	3,432	153
Perspecta Inc	133,185	2,810	Navient Corp	11,318	138
SCSK Corp	4,370	191	Nomura Holdings Inc	102,400	399
Serco Group PLC (a)	219,513	377	Partners Group Holding AG	2,227	1,609
UT Group Co Ltd (a)	4,675	107	PRA Group Inc (a)	4,805	155
		$10,973	Premium Group Co Ltd	3,030	93
Consumer Products - 0.10%			Sanne Group PLC	39,249	268
ACCO Brands Corp	55,058	512	SEI Investments Co (c)	21,800	1,150
Church & Dwight Co Inc	5,400	355	Solium Capital Inc (a)	1,045	15
Spectrum Brands Holdings Inc	18,769	1,017	TD Ameritrade Holding Corp	10,499	591
		$1,884	Tochigi Bank Ltd/The	37,270	79
Cosmetics & Personal Care - 0.38%			Tokyo Century Corp	1,300	58
Colgate-Palmolive Co (c)	15,900	1,047	Visa Inc (c)	14,674	2,173
Coty Inc	119,007	1,309	VZ Holding AG	1,228	320
Edgewell Personal Care Co (a)	3,719	165	Zenkoku Hosho Co Ltd	6,887	254
Estee Lauder Cos Inc/The	6,300	989			$19,634
Kolmar Korea Co Ltd	2,759	194	Electric - 0.78%
L'Oreal SA	6,883	1,736	AGL Energy Ltd	14,888	224
Procter & Gamble Co/The (c)	12,900	1,271	Avista Corp (c)	20,334	822
Unicharm Corp	16,300	519	Dominion Energy Inc	1,706	126
		$7,230	E.ON SE	48,847	537
Distribution & Wholesale - 0.27%			Edison International (c)	9,700	581
Ahlsell AB (b)	33,332	199	Endesa SA	81,408	2,051
Diploma PLC	23,510	421	Enel SpA	243,843	1,475
Fastenal Co	7,982	502	Engie SA	15,694	236
Fourlis Holdings SA (a)	13,813	75	FirstEnergy Corp	3,100	126
H&E Equipment Services Inc	6,176	178	GenOn Energy - Class A (a),(f)	35,586	4,982
HD Supply Holdings Inc (a),(c)	36,500	1,570	Huadian Fuxin Energy Corp Ltd	328,000	74
Mitsui & Co Ltd	19,700	310	Innogy SE (b)	1,289	60
Nippon Gas Co Ltd	3,700	129	PG&E Corp (a)	57,160	973
Sumitomo Corp	89,000	1,280	PPL Corp	4,044	130
Trusco Nakayama Corp	7,876	217	Red Electrica Corp SA	33,440	723
WW Grainger Inc (c)	800	244	Southern Co/The (c)	11,300	562
		$5,125	Terna Rete Elettrica Nazionale SpA	163,247	1,016
			Uniper SE	7,350	214
Diversified Financial Services - 1.02%					$14,912
Affiliated Managers Group Inc (c)	3,600	395
Ally Financial Inc	23,000	623	Electrical Components & Equipment - 0.35%
American Express Co	6,209	669	AMETEK Inc (c)	27,344	2,177
Aruhi Corp	5,050	95	Belden Inc	16,073	993
ASX Ltd	13,294	659	Emerson Electric Co (c)	24,600	1,677
Bharat Financial Inclusion Ltd (a)	8,889	116	EnerSys	2,621	193
Capital One Financial Corp	1,579	132	Funai Electric Co Ltd (a)	19,480	133
Cboe Global Markets Inc	2,200	211	Legrand SA	3,585	236
Charles Schwab Corp/The	6,700	308	Schneider Electric SE	14,258	1,108
CI Financial Corp	21,800	308	Ushio Inc	19,590	220
Credit Acceptance Corp (a)	2,071	911			$6,737
Curo Group Holdings Corp (a)	5,174	57	Electronics - 0.59%
Ditech Holding Corp - Warrants (a)	4,425	—	Amphenol Corp (c)	17,400	1,635
Ditech Holding Corp - Warrants (a)	6,987	—	AVX Corp	7,508	137
Element Comm Aviation (a),(d),(e),(f)	280	2,424	Bel Fuse Inc	6,414	157
Ellie Mae Inc (a)	4,803	478	Bizlink Holding Inc	20,056	129

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund February 28, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Electronics (continued)			Environmental Control - 0.22%
Celestica Inc (a)	15,410	$142	Daiseki Co Ltd	5,819	$144
Chroma ATE Inc	19,000	79	Kurita Water Industries Ltd	16,000	404
Fujitsu General Ltd	21,727	291	Pentair PLC (c)	41,100	1,748
Garmin Ltd	8,100	680	Waste Management Inc (c)	19,871	2,012
Halma PLC	20,543	424			$4,308
Hitachi High-Technologies Corp	61,921	2,367	Food - 0.52%
Honeywell International Inc (c)	4,813	742	a2 Milk Co Ltd (a)	17,783	173
Hosiden Corp	10,480	84	Ajinomoto Co Inc	15,939	241
Ibiden Co Ltd	17,210	245	Associated British Foods PLC	7,802	232
KEMET Corp	5,542	105	Barry Callebaut AG	244	420
Kyocera Corp	4,642	256	Belc Co Ltd	1,800	83
LEM Holding SA	122	145	Calbee Inc	5,500	153
MINEBEA MITSUMI Inc	14,515	234	CJ CheilJedang Corp	2,032	581
Nichicon Corp	24,365	219	Cranswick PLC	10,606	348
Nippon Ceramic Co Ltd	5,460	138	Dino Polska SA (a),(b)	7,729	219
NOK Corp	21,220	343	Empire Co Ltd	12,900	300
nVent Electric PLC	24,743	680	Hershey Co/The	3,712	411
Rotork PLC	79,714	300	Hostess Brands Inc (a)	13,848	168
SCREEN Holdings Co Ltd	2,663	107	ICA Gruppen AB	15,665	602
Shibaura Electronics Co Ltd	2,580	90	Kobe Bussan Co Ltd	4,680	160
Siix Corp	9,380	140	Koninklijke Ahold Delhaize NV	26,172	674
Silergy Corp	10,000	179	Lamb Weston Holdings Inc	7,004	485
Tokyo Seimitsu Co Ltd	6,780	175	Nestle SA	2,251	204
Venture Corp Ltd	54,500	716	Nissin Foods Holdings Co Ltd	6,300	438
Waters Corp (a)	800	194	Orion Holdings Corp	7,140	121
Yageo Corp	22,125	246	Performance Food Group Co (a)	5,389	208
		$11,379	Post Holdings Inc (a)	8,119	827
Engineering & Construction - 0.45%			Seven & i Holdings Co Ltd	12,560	552
Alten SA	4,610	475	Tesco PLC	184,427	553
Argan Inc	3,102	144	Viscofan SA	4,318	252
Badger Daylighting Ltd	5,467	159	Warabeya Nichiyo Holdings Co Ltd	2,750	46
Chiyoda Corp	21,890	61	Wesfarmers Ltd	28,434	670
CIMIC Group Ltd	22,709	808	Woolworths Group Ltd	37,453	763
COMSYS Holdings Corp	6,900	184	Yihai International Holding Ltd	42,718	135
Eiffage SA	4,342	423			$10,019
Grupo Aeroportuario del Sureste SAB de CV	5,767	98	Food Service - 0.03%
Hazama Ando Corp	54,374	384	Compass Group PLC	24,025	531
HOCHTIEF AG	1,661	263	Forest Products & Paper - 0.12%
JGC Corp	19,890	290	Domtar Corp	1,416	72
KBR Inc	7,583	150	Schweitzer-Mauduit International Inc	4,582	177
Kyowa Exeo Corp	3,440	93	Smurfit Kappa Group PLC	20,849	591
Kyudenko Corp	6,747	232	UPM-Kymmene OYJ	49,317	1,487
Maeda Corp	21,700	230			$2,327
MasTec Inc (a)	3,283	142	Gas - 0.13%
Mirait Holdings Corp	9,800	153	Osaka Gas Co Ltd	36,200	743
Obayashi Corp	42,700	416	Snam SpA	85,892	424
SHO-BOND Holdings Co Ltd	1,140	82	Tokyo Gas Co Ltd	29,100	802
Singapore Technologies Engineering Ltd	121,500	335	UGI Corp	8,462	465
SNC-Lavalin Group Inc	73,892	2,041			$2,434
Toshiba Plant Systems & Services Corp	44,979	815
Toyo Engineering Corp (a)	15,090	98	Hand & Machine Tools - 0.02%
Vinci SA	4,302	411	Disco Corp	493	68
Yokogawa Bridge Holdings Corp	7,598	142	DMG Mori Co Ltd	8,300	108
		$8,629	Kennametal Inc	6,313	238
Entertainment - 0.25%					$414
Avex Inc	12,490	163	Healthcare - Products - 0.69%
Cineworld Group PLC	103,662	384	ABIOMED Inc (a),(c)	1,300	435
CJ CGV Co Ltd	5,385	210	Align Technology Inc (a)	3,314	858
Genting Singapore Ltd	1,155,500	871	Asahi Intecc Co Ltd	2,371	114
IMAX China Holding Inc (b)	49,400	129	Baxter International Inc (c)	11,449	856
Madison Square Garden Co/The (a)	1,623	468	Boston Scientific Corp (a)	6,100	245
Marriott Vacations Worldwide Corp	7,126	694	Cellavision AB	9,013	281
Monarch Casino & Resort Inc (a)	2,720	119	Consort Medical PLC	22,112	266
OPAP SA	31,787	325	DiaSorin SpA	2,408	236
Oriental Land Co Ltd/Japan	4,300	473	Edwards Lifesciences Corp (a)	1,300	220
Sankyo Co Ltd	21,500	793	Elekta AB	16,979	196
Universal Entertainment Corp	4,660	148	Haemonetics Corp (a)	7,202	626
		$4,777	Hill-Rom Holdings Inc	2,209	234
			IDEXX Laboratories Inc (a),(c)	3,073	648

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund February 28, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Healthcare - Products (continued)			Housewares - 0.01%
InBody Co Ltd	2,248	$47	Tupperware Brands Corp	4,016	$121
Insulet Corp (a)	11,033	1,036	Insurance - 1.55%
Intuitive Surgical Inc (a),(c)	1,300	712	Admiral Group PLC	19,335	560
Japan Lifeline Co Ltd	9,550	157	Aflac Inc	2,542	125
Koninklijke Philips NV	10,756	428	AIA Group Ltd	41,800	417
Medtronic PLC (c)	17,800	1,611	Alleghany Corp (c)	3,049	1,960
Merit Medical Systems Inc (a)	3,410	190	Allianz SE	12,777	2,844
Microport Scientific Corp	131,700	116	Athene Holding Ltd (a)	8,100	361
Natus Medical Inc (a)	4,376	121	Berkshire Hathaway Inc - Class B (a)	17,945	3,612
Nipro Corp	27,678	365	Brighthouse Financial Inc (a)	15,900	616
NuVasive Inc (a)	7,000	412	Dai-ichi Life Holdings Inc	40,110	611
Olympus Corp	14,400	639	Fairfax Financial Holdings Ltd	761	377
OraSure Technologies Inc (a)	10,005	108	Fidelity National Financial Inc (c)	22,550	791
Penumbra Inc (a)	5,349	715	Genworth Financial Inc (a),(c)	99,924	387
Sartorius Stedim Biotech	2,676	315	Insurance Australia Group Ltd	35,406	185
Shandong Weigao Group Medical Polymer Co	194,347	169	James River Group Holdings Ltd	3,824	157
Ltd			Lancashire Holdings Ltd	16,977	149
STERIS PLC	5,105	617	Manulife Financial Corp	75,900	1,283
Tandem Diabetes Care Inc (a)	1,440	94	Markel Corp (a),(c)	2,125	2,136
Thermo Fisher Scientific Inc	503	131	MBIA Inc (a)	15,174	151
		$13,198	Medibank Pvt Ltd	192,566	388
Healthcare - Services - 0.38%			MetLife Inc (c)	45,489	2,055
Ain Holdings Inc	1,601	110	Navigators Group Inc/The	2,190	153
Alliar Medicos A Frente SA (a)	32,897	138	Progressive Corp/The	7,100	518
Apollo Hospitals Enterprise Ltd	11,009	177	Prudential Financial Inc	1,344	129
Centene Corp (a)	61,760	3,761	QBE Insurance Group Ltd	34,869	306
CMIC Holdings Co Ltd	3,800	59	Radian Group Inc	8,882	181
EPS Holdings Inc	5,400	91	Sampo Oyj	62,937	3,028
HCA Healthcare Inc	1,200	167	Sony Financial Holdings Inc	92,292	1,752
Laboratory Corp of America Holdings (a)	4,042	599	Stewart Information Services Corp	2,901	124
Molina Healthcare Inc (a)	1,084	146	T&D Holdings Inc	52,110	630
Orpea	3,746	441	Third Point Reinsurance Ltd (a)	12,399	132
Ramsay Health Care Ltd	14,840	682	Tokio Marine Holdings Inc	3,337	163
Syneos Health Inc (a)	2,916	122	Voya Financial Inc	15,625	790
UnitedHealth Group Inc (c)	3,673	890	White Mountains Insurance Group Ltd	520	488
		$7,383	Willis Towers Watson PLC	12,432	2,139
Holding Companies - Diversified - 0.08%					$29,698
CK Hutchison Holdings Ltd	90,000	958	Internet - 1.25%
Industrivarden AB	12,086	251	51job Inc ADR(a)	1,074	78
J2 Acquisition Ltd (a),(b)	27,215	261	58.com Inc ADR(a)	5,075	370
J2 Acquisition Ltd - Warrants (a)	38,500	9	Alibaba Group Holding Ltd ADR(a)	2,826	517
US Well Services Inc - Warrants (a)	103,668	73	Alphabet Inc - A Shares (a),(c)	3,672	4,137
		$1,552	Amazon.com Inc (a),(c)	1,308	2,145
Home Builders - 0.21%			ASKUL Corp	5,743	132
Berkeley Group Holdings PLC	12,552	657	Baozun Inc ADR(a)	2,275	85
Cairn Homes PLC (a)	295,100	455	Booking Holdings Inc (a),(c)	1,062	1,802
Century Communities Inc (a)	5,077	116	Cafe24 Corp (a)	1,300	136
Glenveagh Properties PLC (a),(b)	342,157	335	CDW Corp/DE	1,330	125
Installed Building Products Inc (a)	2,550	111	Cerved Group SpA	43,482	401
Land & Houses PCL	555,309	185	DraftKings Inc (a),(d),(e),(f)	54,277	138
LCI Industries	530	43	eBay Inc	8,200	305
NVR Inc (a)	442	1,158	Etsy Inc (a)	1,365	97
Persimmon PLC	8,748	283	Expedia Group Inc	157	19
PulteGroup Inc	9,200	248	Facebook Inc (a),(c)	13,071	2,110
Skyline Champion Corp	11,637	231	GoDaddy Inc (a)	10,198	761
Token Corp	1,350	83	Klarna Holding AB (a),(d),(e),(f)	808	109
WHA Corp PCL	733,303	98	LAC Co Ltd	4,700	67
Winnebago Industries Inc	3,602	117	Limelight Networks Inc (a)	58,371	170
		$4,120	Mimecast Ltd (a)	4,878	235
Home Furnishings - 0.14%			Netflix Inc (a)	2,621	939
Crompton Greaves Consumer Electricals Ltd	61,856	183	NHN Entertainment Corp (a)	3,739	246
Hoshizaki Corp	2,400	163	Palo Alto Networks Inc (a),(c)	2,500	616
Maxell Holdings Ltd	22,470	329	PChome Online Inc (a)	64,000	293
Roku Inc (a)	515	34	Proto Corp	2,600	38
Sony Corp	37,247	1,788	Rakuten Inc	40,600	320
Tempur Sealy International Inc (a)	2,486	145	Scout24 AG (b)	11,331	597
TTK Prestige Ltd	926	99	Shopify Inc (a)	3,932	744
		$2,741	SMS Co Ltd	7,900	140
			Spotify Technology SA (a)	4,454	624

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund February 28, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Internet (continued)			Machinery - Diversified - 0.59%
Stamps.com Inc (a)	1,726	$162	Alamo Group Inc	1,638	$157
Twitter Inc (a),(c)	12,600	388	Briggs & Stratton Corp	12,104	159
Wayfair Inc (a)	4,454	738	Cummins Inc (c)	1,941	299
Wix.com Ltd (a)	114	12	Dover Corp (c)	3,600	326
Yahoo Japan Corp	985,881	2,642	FANUC Corp	2,100	348
Yandex NV (a)	28,427	978	Flowserve Corp	5,100	227
Yume No Machi Souzou Iinkai Co Ltd	4,820	91	Hexagon AB	10,818	568
ZOZO Inc	25,963	490	Hisaka Works Ltd	8,290	67
		$23,997	Ichor Holdings Ltd (a)	8,178	172
Investment Companies - 0.37%			IDEX Corp (c)	12,093	1,742
Altaba Inc (a)	69,002	5,147	Interpump Group SpA	10,776	349
B. Riley Financial Inc	8,413	143	Japan Elevator Service Holdings Co Ltd	3,700	70
EXOR NV	725	45	Keyence Corp	3,600	2,105
GT Capital Holdings Inc	7,664	142	Kone OYJ	11,107	543
Investor AB	7,604	339	Kubota Corp	28,800	388
Kinnevik AB	20,656	523	Nabtesco Corp	7,434	197
Wendel SA	5,596	705	Rockwell Automation Inc (c)	2,704	483
		$7,044	Roper Technologies Inc (c)	5,500	1,780
Iron & Steel - 0.16%			Shima Seiki Manufacturing Ltd	2,360	78
BlueScope Steel Ltd	43,541	414	Spirax-Sarco Engineering PLC	4,707	416
Carpenter Technology Corp	4,506	211	Stabilus SA	4,111	238
Chubu Steel Plate Co Ltd	5,500	31	THK Co Ltd	11,480	283
Fortescue Metals Group Ltd	67,127	287	Toshiba Machine Co Ltd	6,282	128
Hitachi Metals Ltd	75,123	767	Washtec AG	4,366	267
Japan Steel Works Ltd/The	6,870	125			$11,390
Kyoei Steel Ltd	12,730	197	Media - 0.65%
Nakayama Steel Works Ltd	17,790	80	Altice USA Inc	36,616	799
Tokyo Steel Manufacturing Co Ltd	43,620	362	Comcast Corp - Class A (c)	24,527	949
Vale SA ADR	25,245	315	Entercom Communications Corp	21,689	134
Yamato Kogyo Co Ltd	10,490	290	FactSet Research Systems Inc	2,760	649
		$3,079	Fuji Media Holdings Inc	11,180	164
Leisure Products & Services - 0.27%			Global Eagle Entertainment Inc (a)	409,695	1,090
Amer Sports Oyj (a)	29,274	1,327	Gray Television Inc (a)	70,740	1,550
Carnival Corp	2,198	127	Liberty Global PLC - C Shares (a)	21,705	551
CTS Eventim AG & Co KGaA	10,071	452	Nexstar Media Group Inc	1,427	139
CVC Brasil Operadora e Agencia de Viagens SA	10,565	165	Nippon Television Holdings Inc	20,285	319
Malibu Boats Inc (a)	2,636	122	Schibsted ASA - A Shares	3,620	144
MIPS AB (a)	8,485	126	Schibsted ASA - B Shares	20,404	756
Nautilus Inc (a)	10,551	69	Sinclair Broadcast Group Inc	3,810	137
Planet Fitness Inc (a)	4,015	236	Sirius XM Holdings Inc	37,849	224
Round One Corp	5,700	74	TEGNA Inc	12,878	170
Shimano Inc	11,100	1,688	Telenet Group Holding NV	9,504	428
Thule Group AB (b)	16,322	363	Tribune Media Co	46,152	2,134
Yamaha Motor Co Ltd	16,632	339	TV Asahi Holdings Corp	6,630	122
		$5,088	Twenty-First Century Fox Inc - A Shares	27,841	1,404
Lodging - 0.33%			Viacom Inc - B Shares	4,337	127
Accor SA	7,689	325	Wolters Kluwer NV	6,077	400
Belmond Ltd (a)	45,469	1,130	World Wrestling Entertainment Inc	304	25
Boyd Gaming Corp	4,610	137			$12,415
Caesars Entertainment Corp (a)	136,019	1,172	Metal Fabrication & Hardware - 0.04%
Choice Hotels International Inc	11,632	929	Advanced Drainage Systems Inc	4,708	120
Galaxy Entertainment Group Ltd	56,000	397	Neturen Co Ltd	6,400	52
Hilton Worldwide Holdings Inc (c)	7,700	640	NSK Ltd	17,100	158
Kyoritsu Maintenance Co Ltd	7,951	379	Rexnord Corp (a)	5,030	134
Las Vegas Sands Corp (c)	9,000	553	Troax Group AB	8,575	284
Marcus Corp/The	3,555	151	Tsubaki Nakashima Co Ltd	2,702	48
Marriott International Inc/MD	4,800	601			$796
		$6,414	Mining - 0.51%
Machinery - Construction & Mining - 0.15%			Antofagasta PLC	32,635	404
Atlas Copco AB - A Shares	45,221	1,226	Barrick Gold Corp	67,518	854
Hitachi Ltd	12,793	384	BHP Group Ltd	49,875	1,317
Lonking Holdings Ltd	199,000	67	BHP Group PLC	34,511	801
Mitsubishi Heavy Industries Ltd	13,690	558	Boliden AB	45,440	1,242
Sandvik AB	37,763	619	Compass Minerals International Inc	2,863	150
		$2,854	Franco-Nevada Corp	4,200	316
			Freeport-McMoRan Inc (c)	13,300	172
			Goldcorp Inc	87,331	921
			Kinross Gold Corp (a)	84,900	283
			Livent Corp (a)	32,676	418

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund February 28, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Mining (continued)			Oil & Gas Services - 0.13%
Pacific Metals Co Ltd	5,520	$141	C&J Energy Services Inc (a)	92,577	$1,599
Pretium Resources Inc (a)	168,436	1,363	Liberty Oilfield Services Inc	7,003	115
Rio Tinto PLC	16,159	928	Oil States International Inc (a)	418	7
Teck Resources Ltd	18,400	412	ProPetro Holding Corp (a)	7,813	155
		$9,722	Schlumberger Ltd (c)	6,000	264
Miscellaneous Manufacturers - 0.35%			TGS NOPEC Geophysical Co ASA	9,730	265
Actuant Corp	5,968	146	Thermon Group Holdings Inc (a)	6,765	168
Airtac International Group	6,011	74			$2,573
Alstom SA (a)	10,262	446	Packaging & Containers - 0.14%
AO Smith Corp (c)	9,408	488	Ball Corp	10,890	597
Eaton Corp PLC	1,609	128	Bemis Co Inc	2,490	132
Enplas Corp	3,910	105	Multi-Color Corp	810	40
Escorts Ltd	21,062	195	Nampak Ltd (a)	135,442	110
Fabrinet (a)	2,541	149	Sealed Air Corp	27,493	1,199
FUJIFILM Holdings Corp	18,068	809	Silgan Holdings Inc (c)	7,552	214
Haynes International Inc	4,612	162	Vidrala SA	4,160	396
Illinois Tool Works Inc (c)	12,458	1,795			$2,688
ITT Inc	3,516	203	Pharmaceuticals - 1.02%
Knorr-Bremse AG (a)	2,136	215	AbbVie Inc	1,556	123
Nikon Corp	13,960	212	Aerie Pharmaceuticals Inc (a)	2,931	137
Siemens AG	8,562	935	Alkermes PLC (a)	6,500	216
Sturm Ruger & Co Inc	2,378	135	Allergan PLC	784	108
Toshiba Corp	13,330	418	AmerisourceBergen Corp	1,418	118
Toyobo Co Ltd	8,000	114	Astellas Pharma Inc	49,600	769
		$6,729	AstraZeneca PLC	5,558	453
Office & Business Equipment - 0.09%			AstraZeneca PLC ADR	25,012	1,040
Canon Inc	46,790	1,344	Bristol-Myers Squibb Co	2,446	126
Toshiba TEC Corp	4,575	129	Cardinal Health Inc (c)	4,400	239
Zebra Technologies Corp (a)	1,337	268	China Biologic Products Holdings Inc (a)	18,959	1,524
		$1,741	China Traditional Chinese Medicine Holdings	274,000	181
Office Furnishings - 0.01%			Co Ltd
Knoll Inc	6,943	147	Cigna Corp	591	103
Oil & Gas - 0.91%			CSPC Pharmaceutical Group Ltd	344,488	588
Cabot Oil & Gas Corp (c)	6,100	150	CVS Health Corp	1,853	107
Canadian Natural Resources Ltd	19,800	562	DexCom Inc (a),(c)	2,100	293
Centennial Resource Development Inc/DE (a)	2,938	27	Eisai Co Ltd	4,320	357
Chesapeake Energy Corp (a)	94,858	281	Elan Corp	6,800	90
CNOOC Ltd	97,000	168	Galapagos NV ADR(a)	987	96
Cosmo Energy Holdings Co Ltd	4,770	101	Global Blood Therapeutics Inc (a)	2,241	118
DCC PLC	8,688	752	Heron Therapeutics Inc (a)	1,757	47
Dommo Energia SA ADR(a)	269	6	Jazz Pharmaceuticals PLC (a)	164	23
Encana Corp	284,195	2,061	Johnson & Johnson (c)	6,493	887
Equinor ASA	43,711	983	Kyowa Hakko Kirin Co Ltd	22,210	424
Exxon Mobil Corp (c)	5,800	458	McKesson Corp	934	119
Halcon Resources Corp (a)	380,526	571	Merck & Co Inc	1,585	129
Inpex Corp	43,320	420	MyoKardia Inc (a)	760	34
Japan Petroleum Exploration Co Ltd	13,180	274	Nippon Shinyaku Co Ltd	4,814	307
JXTG Holdings Inc	320,561	1,498	Novartis AG	8,312	757
Lundin Petroleum AB	6,799	223	Novo Nordisk A/S	57,524	2,820
Marathon Petroleum Corp	1,829	113	Ono Pharmaceutical Co Ltd	13,060	268
Midstates Petroleum Co Inc (a)	109,282	944	Pfizer Inc	4,000	173
Occidental Petroleum Corp (c)	16,500	1,091	Phibro Animal Health Corp	3,330	98
OMV AG	9,088	478	PRA Health Sciences Inc (a)	1,241	133
Penn Virginia Corp (a)	1,049	56	Roche Holding AG	8,855	2,457
Petroleo Brasileiro SA ADR	15,115	238	Santen Pharmaceutical Co Ltd	11,000	172
Phillips 66 (c)	4,900	472	Shionogi & Co Ltd	12,200	781
Pioneer Natural Resources Co (c)	12,000	1,691	Sinopharm Group Co Ltd	25,010	111
PrairieSky Royalty Ltd	43,500	634	Supernus Pharmaceuticals Inc (a)	1,028	42
Repsol SA	22,907	394	Takeda Pharmaceutical Co Ltd ADR	9,353	188
Resolute Energy Corp (a)	3,615	112	Takeda Pharmaceutical Co Ltd	57,440	2,312
Rowan Cos PLC (a)	17,042	193	UCB SA	2,402	201
Suncor Energy Inc	33,500	1,155	Zoetis Inc	2,200	207
TOTAL SA	14,577	830			$19,476
Transocean Ltd (a)	13,232	108	Pipelines - 0.06%
Viper Energy Partners LP	2,805	92	Kinder Morgan Inc/DE (c)	8,200	157
Whiting Petroleum Corp (a)	14,653	357	ONEOK Inc (c)	13,000	835
		$17,493	Plains GP Holdings LP (a)	5,035	117
			Williams Cos Inc/The (c)	5,000	134
					$1,243

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund February 28, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Private Equity - 0.01%			Retail (continued)
3i Group PLC	2,096	$26	Cie Financiere Richemont SA	35,725	$2,730
Grivalia Properties REIC AE	8,751	98	Citizen Watch Co Ltd	49,750	284
Kennedy-Wilson Holdings Inc	6,618	138	CJ ENM Co Ltd	2,218	470
		$262	Clicks Group Ltd	12,641	162
Real Estate - 0.43%			cocokara fine Inc	1,649	74
Aedas Homes SAU (a),(b)	11,370	304	Costco Wholesale Corp (c)	2,374	519
Catena AB	4,269	119	Dick's Sporting Goods Inc	3,388	132
China Overseas Land & Investment Ltd	36,750	135	Dollar General Corp (c)	2,400	284
CK Asset Holdings Ltd	205,500	1,705	Dollarama Inc	34,800	942
Corp Inmobiliaria Vesta SAB de CV	117,636	171	DP Eurasia NV (a),(b)	79,590	101
Hembla AB (a)	16,091	296	Five Below Inc (a)	1,308	157
Henderson Land Development Co Ltd	79,000	447	Floor & Decor Holdings Inc (a)	1,629	61
Hongkong Land Holdings Ltd	74,000	531	Gourmet Master Co Ltd	23,788	178
Ichigo Inc	58,700	198	H2O Retailing Corp	2,551	35
Kerry Properties Ltd	64,000	267	Home Depot Inc/The (c)	9,620	1,781
LEG Immobilien AG	2,637	294	Honeys Holdings Co Ltd	7,080	62
McGrath RentCorp	2,691	161	Hyundai Department Store Co Ltd	4,005	344
Metrovacesa SA (a),(b)	23,144	299	IDOM Inc	16,300	55
Mitsubishi Estate Co Ltd	154,695	2,658	Industria de Diseno Textil SA	66,478	2,007
Neinor Homes SA (a),(b)	22,750	298	Jand Inc (a),(d),(e),(f)	1,693	23
Oberoi Realty Ltd	29,799	208	Jollibee Foods Corp	29,590	176
Parque Arauco SA	79,587	218	Kohl's Corp	1,886	127
WeWork Cos Inc (a),(d),(e),(f)	356	24	K's Holdings Corp	6,200	57
		$8,333	Lowe's Cos Inc (c)	8,400	883
REITs - 0.76%			Magazine Luiza SA	3,750	172
Agree Realty Corp	4,453	293	Maisons du Monde SA (b)	10,046	262
American Tower Corp	3,607	635	Matahari Department Store Tbk PT	1,199,958	489
Brookfield Property REIT Inc	11,600	228	McDonald's Corp (c)	7,700	1,416
CoreCivic Inc	6,891	146	Michaels Cos Inc/The (a)	9,564	135
Crown Castle International Corp	5,235	622	Mitra Adiperkasa Tbk PT	3,096,162	233
Duke Realty Corp (c)	54,300	1,606	Next PLC	4,412	298
Easterly Government Properties Inc	7,217	130	Nishimatsuya Chain Co Ltd	11,040	93
Equity Residential (c)	4,100	302	Noodles & Co (a)	9,938	78
Hersha Hospitality Trust	6,555	124	PAL GROUP Holdings Co Ltd	4,480	127
Hibernia REIT plc	216,928	317	Panera Bread Co (a),(d),(e),(f)	1,664	19
Hoshino Resorts REIT Inc	14	67	RH (a)	681	104
Host Hotels & Resorts Inc (c)	47,800	937	Ruth's Hospitality Group Inc	3,570	91
InfraREIT Inc	16,494	352	Shanghai Pharmaceuticals Holding Co Ltd	118,580	266
Lamar Advertising Co	1,616	125	Shimamura Co Ltd	3,230	273
Liberty Property Trust (c)	7,700	364	Starbucks Corp (c)	7,257	510
Monmouth Real Estate Investment Corp	8,381	111	Sundrug Co Ltd	6,800	208
Nippon Building Fund Inc	103	671	Swatch Group AG/The - REG	3,293	188
Outfront Media Inc	7,381	166	Tiffany & Co	5,118	486
Pebblebrook Hotel Trust	5,569	178	TJX Cos Inc/The (c)	20,600	1,057
PotlatchDeltic Corp	8,596	309	Tsuruha Holdings Inc	590	52
Prologis Inc (c)	16,500	1,156	United Arrows Ltd	2,600	86
Public Storage	3,284	694	Vera Bradley Inc (a)	11,732	112
RPT Realty	10,636	135	Walgreens Boots Alliance Inc	1,739	124
Segro PLC	31,878	280	Walmart Inc (c)	10,500	1,039
Simon Property Group Inc (c)	8,400	1,522	Westlife Development Ltd (a)	41,692	207
Vicinity Centres	188,916	330	Xebio Holdings Co Ltd	14,940	169
Vornado Realty Trust (c)	11,900	801	Yum! Brands Inc	1,259	119
Welltower Inc (c)	24,888	1,849	Zumiez Inc (a)	5,712	141
Weyerhaeuser Co (c)	8,900	221			$23,694
		$14,671	Savings & Loans - 0.05%
Retail - 1.24%			Beneficial Bancorp Inc	10,870	175
Ace Hardware Indonesia Tbk PT	1,546,500	193	OceanFirst Financial Corp	4,654	117
Adastria Co Ltd	4,700	82	People's United Financial Inc	23,800	423
Advance Auto Parts Inc	8,065	1,305	Sterling Bancorp/DE	8,035	163
Alsea SAB de CV	42,100	107	United Financial Bancorp Inc	8,740	136
American Eagle Outfitters Inc	6,052	123			$1,014
AutoZone Inc (a),(c)	300	282	Semiconductors - 0.71%
Best Buy Co Inc	1,829	126	Advanced Micro Devices Inc (a)	27,478	647
BK Brasil Operacao e Assessoria a Restaurantes	10,500	62	Applied Materials Inc	11,400	437
SA			ASML Holding NV	13,358	2,444
CarMax Inc (a)	9,619	597	ASPEED Technology Inc	2,200	49
Cawachi Ltd	4,760	90	Broadcom Inc	443	122
Children's Place Inc/The	2,995	286	Entegris Inc	3,755	133
Chipotle Mexican Grill Inc (a),(c)	400	243	FormFactor Inc (a)	8,035	127

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund February 28, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Semiconductors (continued)			Software (continued)
Globalwafers Co Ltd	20,542	$221	TechMatrix Corp	6,900	$116
Hamamatsu Photonics KK	13,400	473	Temenos AG (a)	2,704	391
Inari Amertron Bhd	261,500	101	TiVo Corp	10,930	110
Integrated Device Technology Inc (a)	39,627	1,915	Twilio Inc (a)	3,254	396
KLA-Tencor Corp	6,155	711	Ultimate Software Group Inc/The (a)	469	156
Maxim Integrated Products Inc	11,678	636	Veeva Systems Inc (a)	5,886	694
Micron Technology Inc (a)	16,300	666	Workday Inc (a)	3,523	697
Miraial Co Ltd	4,310	48	Zuora Inc (a)	9,509	226
Nova Measuring Instruments Ltd (a)	3,271	81			$33,962
NVIDIA Corp (c)	5,200	802	Storage & Warehousing - 0.01%
NXP Semiconductors NV (c)	14,618	1,335	ID Logistics Group (a)	1,605	269
QUALCOMM Inc (c)	5,800	310	Telecommunications - 1.10%
Rohm Co Ltd	3,221	204	ADTRAN Inc	7,077	106
Samsung Electronics Co Ltd	19,273	771	Arista Networks Inc (a),(c)	2,700	770
Shinko Electric Industries Co Ltd	10,730	78	ARRIS International PLC (a)	53,233	1,686
Silicon Motion Technology Corp ADR	3,652	150	AT&T Inc (c)	14,500	451
Sino-American Silicon Products Inc (a)	31,851	73	Calix Inc (a)	15,326	126
Skyworks Solutions Inc (c)	4,300	351	China Mobile Ltd	40,011	423
SOITEC (a)	2,980	237	Cisco Systems Inc (c)	16,334	845
Texas Instruments Inc	461	49	Deutsche Telekom AG	63,196	1,042
Tower Semiconductor Ltd (a)	15,666	281	Finisar Corp (a)	52,599	1,288
Xperi Corp	7,519	180	Goodman Networks Inc (a),(e),(f)	142,878	—
		$13,632	Hellenic Telecommunications Organization SA	28,792	365
Software - 1.77%			HKT Trust & HKT Ltd	107,000	167
Akamai Technologies Inc (a)	589	41	HMS Networks AB	12,674	213
Allscripts Healthcare Solutions Inc (a)	14,923	160	Intelsat SA (a)	57,652	1,388
Amadeus IT Group SA	2,848	214	Koninklijke KPN NV	273,059	842
Autodesk Inc (a)	3,029	494	Loral Space & Communications Inc (a)	37,932	1,552
Avid Technology Inc (a)	31,153	148	Motorola Solutions Inc (c)	17,149	2,454
Birst Inc (a),(d),(e),(f)	21,065	1	Nippon Telegraph & Telephone Corp	3,854	167
Black Knight Inc (a)	12,843	671	Nokia OYJ	60,031	363
Broadridge Financial Solutions Inc	1,169	118	NTT DOCOMO Inc	26,500	617
Cadence Design Systems Inc (a),(c)	37,500	2,147	Oi SA ADR(a)	136,100	312
Cerner Corp (a),(c)	11,400	638	Ooma Inc (a)	9,150	149
Citrix Systems Inc (c)	3,500	369	Plantronics Inc	3,342	168
Computer Engineering & Consulting Ltd	3,400	70	Rogers Communications Inc	24,100	1,332
Constellation Software Inc/Canada	1,172	1,001	Sectra AB (a)	7,748	220
Cresco Ltd	2,698	83	SoftBank Group Corp	15,300	1,420
CSG Systems International Inc	4,196	174	Sprint Corp (a)	206,141	1,309
DeNA Co Ltd	21,530	333	Telenor ASA	58,831	1,147
Douzone Bizon Co Ltd	3,494	132	Viavi Solutions Inc (a)	11,041	145
Electronic Arts Inc (a),(c)	9,128	874			$21,067
Envestnet Inc (a)	2,840	173	Textiles - 0.03%
Everbridge Inc (a)	1,795	127	Coats Group PLC	336,419	396
Fair Isaac Corp (a)	615	152	Seiren Co Ltd	5,579	93
Fidelity National Information Services Inc (c)	3,400	368			$489
First Data Corp (a),(c)	70,310	1,768	Toys, Games & Hobbies - 0.02%
First Derivatives PLC	5,193	151	Nintendo Co Ltd	1,570	431
Five9 Inc (a)	2,779	147
Gree Inc	58,080	245	Transportation - 0.81%
Guidewire Software Inc (a)	9,008	826	Canadian National Railway Co	28,769	2,469
HubSpot Inc (a)	534	90	Central Japan Railway Co	2,000	449
Intuit Inc (c)	6,042	1,493	CH Robinson Worldwide Inc (c)	5,400	488
Kingdee International Software Group Co Ltd	100,637	109	CJ Logistics Corp (a)	2,976	502
Linx SA	27,592	211	CSX Corp	7,097	516
Microsoft Corp (c)	32,173	3,604	Dorian LPG Ltd (a)	29,942	177
New Relic Inc (a)	650	69	DSV A/S	19,969	1,661
Nexon Co Ltd (a)	94,444	1,506	East Japan Railway Co	12,800	1,226
Omnicell Inc (a)	4,218	358	Expeditors International of Washington Inc	7,328	549
Oracle Corp (c)	32,224	1,680	Genesee & Wyoming Inc (a)	13,827	1,134
Paychex Inc	1,665	128	JB Hunt Transport Services Inc (c)	11,500	1,238
Progress Software Corp	4,002	147	Knight-Swift Transportation Holdings Inc	12,200	410
PROS Holdings Inc (a)	4,228	180	Kuehne + Nagel International AG	12,575	1,638
Red Hat Inc (a)	37,144	6,783	Nippon Yusen KK	7,140	113
salesforce.com Inc (a)	4,283	701	Panalpina Welttransport Holding AG	7,413	1,155
SAP SE	4,549	487	Scorpio Tankers Inc	13,013	239
ServiceNow Inc (a)	3,608	864	SEACOR Holdings Inc (a)	7,103	317
Splunk Inc (a)	3,330	453	Seibu Holdings Inc	33,800	602
SS&C Technologies Holdings Inc	11,172	688	Yamato Holdings Co Ltd	24,300	635
					$15,518

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund February 28, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		CONVERTIBLE PREFERRED STOCKS
Trucking & Leasing - 0.07%			(continued)		Shares Held Value (000’s)
AerCap Holdings NV (a)	18,400	$831	Retail - 0.00%
GATX Corp	5,377	427	Jand Inc 0.00% (a),(d),(e),(f)		3,781	$52
		$1,258	TOTAL CONVERTIBLE PREFERRED STOCKS			$11,701
Water - 0.03%			PREFERRED STOCKS - 0.26%		Shares Held Value (000's)
Connecticut Water Service Inc	2,973	200	Automobile Manufacturers - 0.08%
Veolia Environnement SA	16,874	370	Porsche Automobil Holding SE 1.76%		14,773	982
		$570	Volkswagen AG 4.86%		3,415	586
TOTAL COMMON STOCKS		$577,899				$1,568
INVESTMENT COMPANIES - 13.82%	Shares Held Value (000's)		Banks - 0.01%
Exchange-Traded Funds - 0.11%			Itau Unibanco Holding SA 0.18%		29,950	282
Invesco QQQ Trust Series 1	5,353	927	Chemicals - 0.04%
iShares China Large-Cap ETF	15,601	681	FUCHS PETROLUB SE 0.95%		19,126	854
iShares MSCI EM Small Cap UCITS ETF	6,409	411	Electrical Components & Equipment - 0.00%
TOPIX Exchange Traded Fund	10,170	152	Lithium Technology Corp 0.00% (a),(d),(e),(f)		59,552	1
		$2,171	Internet - 0.06%
Money Market Funds - 13.71%			Pinterest Inc 0.00% (a),(d),(e),(f)		87,425	449
First American Government Obligations Fund	9,157,807	9,158	Uber Technologies Inc 0.00% (a),(d),(e),(f)		14,315	622
2.28%(g)			Veracode Inc 0.00% (a),(d),(e),(f)		6,031	3
Goldman Sachs Financial Square Funds -	70,947	71				$1,074
Government Fund 2.31%(g),(h)			Private Equity - 0.02%
Morgan Stanley Institutional Liquidity Funds -	21,799,297	21,799	Forward Venture Services LLC 0.00% (a),(d),(e),(f)		54,650	312
Government Portfolio 2.30% (c),(g),(i)
Principal Government Money Market Fund	232,035,602	232,036	Real Estate - 0.03%
2.33%(g),(j)			WeWork Cos Inc Series D-1	0.00% (a),(d),(e),(f)	4,867	331
Wells Fargo Advantage Government Money	518	—	WeWork Cos Inc Series D-2	0.00% (a),(d),(e),(f)	3,824	260
Market Fund 2.27%(g),(h)						$591
		$263,064	Software - 0.01%
TOTAL INVESTMENT COMPANIES		$265,235	Marklogic Corp 0.00% (a),(d),(e),(f)		14,832	149
CONVERTIBLE PREFERRED STOCKS			Telecommunications - 0.01%
- 0.61%	Shares Held Value (000's)		Goodman Networks Inc 0.00% (a),(e),(f)		169,992	127
Agriculture - 0.03%			TOTAL PREFERRED STOCKS			$4,958
Bunge Ltd 4.88% (k)	6,930	$674			Principal
Computers - 0.02%			BONDS - 36.48%		Amount (000's) Value (000's)
NCR Corp 5.50% PIK 1.38%(k),(l)	301	332	Aerospace & Defense - 0.20%
Diversified Financial Services - 0.02%			General Dynamics Corp
2017 Mandatory Exchangeable Trust 5.19%,	2,150	342	3.08%, 05/11/2021		$3,300	$3,308
12/01/2020 (b)			3 Month USD LIBOR + 0.38%
			Leonardo US Holdings Inc
Electric - 0.13%			6.25%, 01/15/2040(b)		716	623
CenterPoint Energy Inc 7.00%, 09/01/2021	15,250	797				$3,931
DTE Energy Co 6.50%, 10/01/2019	12,850	712
Sempra Energy 6.00%, 01/15/2021	8,975	931	Airlines - 0.04%
		$2,440	Latam Airlines 2015-1 Pass Through Trust B
Electronics - 0.11%			4.50%, 08/15/2025		871	843
Fortive Corp 5.00%, 07/01/2021	1,950	2,038	Automobile Asset Backed Securities - 1.51%
			ACC Trust 2018-1
Gas - 0.00%			3.70%, 12/21/2020(b)		80	80
South Jersey Industries Inc 7.25%, 04/15/2021	1,500	73	AmeriCredit Automobile Receivables 2015-4
Hand & Machine Tools - 0.04%			3.72%, 12/08/2021		189	190
Colfax Corp 5.75%, 01/15/2022	5,550	679	AmeriCredit Automobile Receivables Trust
Healthcare - Products - 0.02%			2016-2
Danaher Corp 4.75%, 04/15/2022(m)	400	409	3.65%, 05/09/2022		80	81
Insurance - 0.01%			AmeriCredit Automobile Receivables Trust
Assurant Inc 6.50%, 03/15/2021	2,100	229	2017-3
Internet - 0.01%			2.72%, 12/18/2020		595	595
Airbnb, Inc 0.00% (a),(d),(e),(f)	1,685	185	1.00 x 1 Month USD LIBOR + 0.24%
Investment Companies - 0.20%			Americredit Automobile Receivables Trust 2018-2
Mandatory Exchangeable Trust 5.75%,	18,658	3,802	4.01%, 07/18/2024		550	555
06/01/2019 (b)			Americredit Automobile Receivables Trust 2018-3
Metal Fabrication & Hardware - 0.01%			2.73%, 01/18/2022		755	755
Rexnord Corp 5.75%, 11/15/2019	2,750	154	1.00 x 1 Month USD LIBOR + 0.25%
			4.04%, 11/18/2024		670	677
Oil & Gas - 0.01%			CarMax Auto Owner Trust 2017-4
Chesapeake Energy Corp 5.75% (k)	355	190	2.62%, 04/15/2021		329	328
Pipelines - 0.00%			1.00 x 1 Month USD LIBOR + 0.13%
El Paso Energy Capital Trust I 4.75%,	452	23	CarMax Auto Owner Trust 2018-1
03/31/2028			3.37%, 07/15/2024		25	25
REITs - 0.00%			CarMax Auto Owner Trust 2018-2
QTS Realty Trust Inc 6.50% (k)	750	79	3.99%, 04/15/2025		320	324

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund February 28, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)			Automobile Asset Backed Securities (continued)
Carmax Auto Owner Trust 2018-4			Nissan Auto Receivables 2018-C Owner Trust
4.15%, 04/15/2025	$205	$207	2.66%, 10/15/2021	$1,105	$1,105
Carmax Auto Owner Trust 2019-1			1.00 x 1 Month USD LIBOR + 0.17%
3.05%, 03/15/2024	1,415	1,422	Prestige Auto Receivables Trust 2016-1
4.04%, 08/15/2025	455	457	5.15%, 11/15/2021(b)	815	830
Chesapeake Funding II LLC			Santander Drive Auto Receivables Trust 2018-2
3.57%, 04/15/2030(b)	175	176	3.88%, 02/15/2024	800	805
3.71%, 05/15/2029(b)	130	131	Santander Drive Auto Receivables Trust 2018-5
3.92%, 04/15/2030(b)	455	457	3.81%, 12/16/2024	490	495
CIG AUTO RECEIVABLES TRUST 2017-1			Tidewater Auto Receivables Trust 2018-A
2.71%, 05/15/2023(b)	57	56	4.30%, 11/15/2024(b)	100	101
CPS Auto Receivables Trust 2017-D			Toyota Auto Receivables 2016-C
3.73%, 09/15/2023(b)	190	190	1.14%, 08/17/2020	53	53
CPS Auto Receivables Trust 2018-A			Toyota Auto Receivables 2017-A Owner Trust
3.05%, 12/15/2023(b)	105	105	1.73%, 02/16/2021	349	348
CPS Auto Receivables Trust 2018-D			Toyota Auto Receivables 2017-C Owner Trust
3.83%, 09/15/2023(b)	330	334	2.57%, 07/15/2020	413	413
Drive Auto Receivables Trust 2018-1			1.00 x 1 Month USD LIBOR + 0.08%
3.81%, 05/15/2024	685	688	Toyota Auto Receivables 2018-B Owner Trust
Drive Auto Receivables Trust 2018-5			2.96%, 09/15/2022	1,190	1,194
2.81%, 07/15/2021	1,010	1,010	USAA Auto Owner Trust 2016-1
1.00 x 1 Month USD LIBOR + 0.32%			1.20%, 06/15/2020	20	20
4.53%, 04/15/2026	420	430	Veros Automobile Receivables Trust 2017-1
Drive Auto Receivables Trust 2019-1			2.84%, 04/17/2023(b)	80	80
4.09%, 06/15/2026	260	264	Westlake Automobile Receivables Trust 2017-1
DT Auto Owner Trust 2015-2			3.46%, 10/17/2022(b)	145	145
4.25%, 02/15/2022(b)	157	157	Westlake Automobile Receivables Trust 2018-1
DT Auto Owner Trust 2016-1			3.41%, 05/15/2023(b)	175	175
4.66%, 12/15/2022(b)	1,180	1,191	Westlake Automobile Receivables Trust 2018-3
DT Auto Owner Trust 2016-2			2.84%, 01/18/2022(b)	1,110	1,110
5.43%, 11/15/2022(b)	818	829	1.00 x 1 Month USD LIBOR + 0.35%
DT Auto Owner Trust 2018-2			4.00%, 10/16/2023(b)	225	227
4.15%, 03/15/2024(b)	290	294			$28,931
DT Auto Owner Trust 2018-3			Automobile Floor Plan Asset Backed Securities - 0.09%
3.79%, 07/15/2024(b)	395	398	Navistar Financial Dealer Note Master Owner
First Investors Auto Owner Trust 2014-2			Trust II
3.47%, 02/15/2021(b)	120	120	3.12%, 09/25/2023(b)	205	205
First Investors Auto Owner Trust 2015-1			1.00 x 1 Month USD LIBOR + 0.63%
3.59%, 01/18/2022(b)	100	100	NextGear Floorplan Master Owner Trust
First Investors Auto Owner Trust 2015-2			3.17%, 10/17/2022(b)	850	852
4.22%, 12/15/2021(b)	565	568	1.00 x 1 Month USD LIBOR + 0.68%
First Investors Auto Owner Trust 2016-2			3.34%, 04/18/2022(b)	715	718
3.35%, 11/15/2022(b)	70	70	1.00 x 1 Month USD LIBOR + 0.85%
Flagship Credit Auto Trust 2015-1					$1,775
3.76%, 06/15/2021(b)	165	166	Automobile Manufacturers - 0.31%
Ford Credit Auto Owner Trust 2017-B			American Honda Finance Corp
1.69%, 11/15/2021	1,700	1,685	3.26%, 01/08/2021	1,500	1,504
Hertz Vehicle Financing II LP			3 Month USD LIBOR + 0.47%
3.29%, 10/25/2023(b)	315	312	BMW US Capital LLC
Honda Auto Receivables 2016-4 Owner Trust			3.20%, 09/13/2019(b)	1,205	1,206
1.21%, 12/18/2020	621	616	3 Month USD LIBOR + 0.41%
Honda Auto Receivables 2017-1 Owner Trust			General Motors Financial Co Inc
1.72%, 07/21/2021	221	220	3.73%, 04/13/2020	1,500	1,499
Honda Auto Receivables 2017-3 Owner Trust			3 Month USD LIBOR + 0.93%
1.79%, 09/20/2021	380	377	Nissan Motor Acceptance Corp
Honda Auto Receivables 2018-1 Owner Trust			3.38%, 01/13/2020(b)	1,215	1,215
2.64%, 02/15/2022	1,175	1,173	3 Month USD LIBOR + 0.58%
Honda Auto Receivables 2018-4 Owner Trust			Toyota Motor Credit Corp
2.98%, 05/17/2021	2,300	2,302	3.22%, 10/18/2019	605	607
Motor 2017-1 PLC			3 Month USD LIBOR + 0.44%
3.02%, 09/25/2024(b)	527	526			$6,031
1.00 x 1 Month USD LIBOR + 0.53%
Nissan Auto Receivables 2016-C Owner Trust
1.18%, 01/15/2021	99	98
Nissan Auto Receivables 2017-A Owner Trust
1.74%, 08/16/2021	349	347
Nissan Auto Receivables 2018-A Owner Trust
2.65%, 05/16/2022	745	744

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund February 28, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Banks - 1.84%				Banks (continued)
Banco Hipotecario SA				Yapi ve Kredi Bankasi AS
46.75%, 01/12/2020(b)	ARS	9,230	$234	13.88%, 12/31/2049(b),(k),(n)	$1,150	$1,233
Argentina Deposit Rates Badlar Private				USD Swap Semi-Annual 5 Year + 11.25%
Banks ARS 30 to 35 Days + 2.50%						$35,336
41.12%, 11/07/2022(b)		10,245	247	Beverages - 0.15%
Argentina Deposit Rates Badlar Private				CEDC Finance Corp International Inc
Banks ARS 30 to 35 Days + 4.00%				10.00%, 12/31/2022(b)	1,154	785
Banco Macro SA				PepsiCo Inc
17.50%, 05/08/2022(b)		5,115	84	2.78%, 05/02/2019	1,430	1,430
Banco Supervielle SA				3 Month USD LIBOR + 0.04%
57.29%, 08/09/2020(b)		11,000	275	3.06%, 10/04/2019	610	611
Argentina Deposit Rates Badlar Private				3 Month USD LIBOR + 0.27%
Banks ARS 30 to 35 Days + 4.50%						$2,826
Bank of America NA				Biotechnology - 0.15%
2.88%, 08/28/2020		$2,640	2,641	Gilead Sciences Inc
3 Month USD LIBOR + 0.25%				3.01%, 03/20/2019	1,415	1,415
Bank of New York Mellon/The				3 Month USD LIBOR + 0.22%
3.04%, 12/04/2020		1,250	1,251	3.04%, 09/20/2019	1,415	1,415
3 Month USD LIBOR + 0.30%				3 Month USD LIBOR + 0.25%
Citibank NA						$2,830
3.05%, 02/12/2021		1,385	1,384	Chemicals - 0.57%
3 Month USD LIBOR + 0.35%				Braskem Netherlands Finance BV
Financiera de Desarrollo Territorial SA Findeter				4.50%, 01/10/2028	1,950	1,916
7.88%, 08/12/2024(b)	COP 3,380,000		1,120	Hexion Inc
HSBC Holdings PLC				6.63%, 04/15/2020	3,635	3,099
3.43%, 09/11/2021		$1,305	1,304	10.38%, 02/01/2022(b)	1,041	882
3 Month USD LIBOR + 0.65%				10.00%, 04/15/2020	1,041	895
6.25%, 12/31/2049(k),(n)		5,650	5,636	SASOL Financing USA LLC
USD Swap Rate NY 5 Year + 3.45%				5.88%, 03/27/2024	3,950	4,096
HSH N Funding I Via Banque de Luxembourg						$10,888
0.00%, 12/31/2049(a),(k)	EUR	3,630	1,321
12 Month Euro Interbank Offered Rate +				Commercial Mortgage Backed Securities - 2.75%
2.15%				BANK 2017-BNK9
JPMorgan Chase & Co				3.37%, 11/15/2054(b)	1,221	792
3.42%, 06/01/2021		$850	852	CCRESG Commercial Mortgage Trust
3 Month USD LIBOR + 0.68%				2016-HEAT
JPMorgan Chase Bank NA				5.49%, 04/10/2029(b),(p)	255	259
3.41%, 09/23/2019		1,215	1,218	Citigroup Commercial Mortgage Trust
3 Month USD LIBOR + 0.59%				2015-GC33
KeyBank NA/Cleveland OH				4.57%, 09/10/2058(b),(p)	1,354	1,085
3.30%, 02/01/2022		860	866	COMM 2014-CCRE15 Mortgage Trust
Kreditanstalt fuer Wiederaufbau				4.24%, 02/10/2047(b),(p)	775	655
2.13%, 03/07/2022(o)		973	960	COMM 2014-CCRE16 Mortgage Trust
2.63%, 02/28/2024		730	729	3.22%, 04/10/2047(b)	400	243
3.13%, 12/15/2021(o)		1,835	1,861	COMM 2014-CCRE18 Mortgage Trust
Mitsubishi UFJ Financial Group Inc				3.60%, 07/15/2047(b)	1,925	1,424
3.41%, 07/26/2021		1,345	1,345	COMM 2014-CCRE21 Mortgage Trust
3 Month USD LIBOR + 0.65%				3.00%, 12/10/2047(b)	653	492
3.54%, 07/26/2021		1,345	1,354	COMM 2015-CCRE25 Mortgage Trust
Oesterreichische Kontrollbank AG				3.79%, 08/10/2048(p)	2,280	1,855
3.13%, 11/07/2023		406	413	COMM 2015-CCRE27 Mortgage Trust
QNB Finansbank AS				3.25%, 10/10/2048(b)	2,800	2,063
6.88%, 09/07/2024(b),(e),(m)		3,900	3,887	COMM 2015-LC21 Mortgage Trust
RESPARCS Funding II LP				1.05%, 07/10/2048(b),(p),(q)	10,000	601
0.00%, 12/31/2049(a),(k)	EUR	1,481	537	1.05%, 07/10/2048(b),(p),(q)	3,125	182
Standard Chartered PLC				3.25%, 07/10/2048(b)	1,967	1,419
3.91%, 01/20/2023(b)		$640	637	Commercial Mortgage Pass Through Certificates
3 Month USD LIBOR + 1.15%				3.25%, 02/10/2049(b)	850	621
4.25%, 01/20/2023(b),(n)		640	645	Credit Suisse Commercial Mortgage Securities
3 Month USD LIBOR + 1.15%				Corp 2019-SLKZ
US Bank NA/Cincinnati OH				6.11%, 01/15/2034(b)	105	106
3.00%, 02/04/2021		1,400	1,403	1.00 x 1 Month USD LIBOR + 3.60%
3.10%, 01/24/2020		1,255	1,257	CSMC 2014-USA OA LLC
3 Month USD LIBOR + 0.32%				4.37%, 09/15/2037(b)	825	748
Wells Fargo Bank NA				Ginnie Mae
3.63%, 10/22/2021		635	642	0.58%, 01/16/2053(p),(q)	6,474	231
				GS Mortgage Securities Corp II
				4.41%, 07/10/2051(b),(p)	635	465

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Trust 2007-GG10			Wells Fargo Commercial Mortgage Trust
5.77%, 08/10/2045(p)	$55	$55	2015-LC20
GS Mortgage Securities Trust 2013-GCJ14			2.63%, 04/15/2050(b)	$988	$673
4.75%, 08/10/2046(b),(p)	872	735	Wells Fargo Commercial Mortgage Trust
GS Mortgage Securities Trust 2014-GC20			2015-LC22
4.97%, 04/10/2047(b),(p)	1,820	1,543	3.36%, 09/15/2058(b)	260	184
GS Mortgage Securities Trust 2015-GC32			Wells Fargo Commercial Mortgage Trust
4.41%, 07/10/2048(b),(p)	2,476	1,794	2015-NXS1
JP Morgan Chase Commercial Mortgage			2.88%, 05/15/2048(b),(p)	1,485	1,059
Securities Trust 2007-LDP10			Wells Fargo Commercial Mortgage Trust
5.46%, 01/15/2049(p)	31	31	2016-NXS6
JP Morgan Chase Commercial Mortgage			2.00%, 11/15/2049(b),(p),(q)	7,575	907
Securities Trust 2013-C13			2.31%, 11/15/2049(b),(p)	2,570	1,534
3.99%, 01/15/2046(b),(p)	268	226	WFRBS Commercial Mortgage Trust 2011-C3
JPMBB Commercial Mortgage Securities Trust			5.68%, 03/15/2044(b),(p)	350	323
2013-C12			WFRBS Commercial Mortgage Trust 2011-C4
4.10%, 07/15/2045(b),(p)	1,300	1,094	5.23%, 06/15/2044(b),(p)	845	841
JPMBB Commercial Mortgage Securities Trust			WFRBS Commercial Mortgage Trust 2012-C6
2014-C21			5.58%, 04/15/2045(b),(p)	500	515
3.90%, 08/15/2047(b),(p)	1,120	796	WFRBS Commercial Mortgage Trust 2012-C7
JPMBB Commercial Mortgage Securities Trust			4.82%, 06/15/2045(p)	80	80
2014-C26			4.82%, 06/15/2045(b),(p)	225	192
4.00%, 01/15/2048(b)	1,300	1,037	WFRBS Commercial Mortgage Trust 2014-C21
JPMBB Commercial Mortgage Securities Trust			3.49%, 08/15/2047(b)	1,030	741
2015-C29			3.50%, 08/15/2047(b)	4,515	3,551
3.67%, 05/15/2048(p)	5,735	4,622	WFRBS Commercial Mortgage Trust 2014-LC14
3.90%, 05/15/2048(b),(p)	2,160	1,498	3.50%, 03/15/2047(b),(p)	1,300	979
JPMBB Commercial Mortgage Securities Trust					$52,777
2015-C31			Commercial Services - 0.27%
4.62%, 08/15/2048(b),(p)	1,797	1,282	APX Group Inc
JPMBB Commercial Mortgage Securities Trust			7.63%, 09/01/2023	1,300	1,146
2016-C1			Atento Luxco 1 SA
4.74%, 03/15/2049(b),(p)	1,806	1,385	6.13%, 08/10/2022	4,045	4,030
Morgan Stanley Bank of America Merrill Lynch					$5,176
Trust 2014 C19			Computers - 0.49%
3.25%, 12/15/2047(b)	1,140	827	Apple Inc
Morgan Stanley Bank of America Merrill Lynch			2.94%, 02/07/2020	720	722
Trust 2015-C25			3 Month USD LIBOR + 0.20%
4.53%, 10/15/2048(b),(p)	285	232	2.95%, 02/07/2020	2,985	2,991
Morgan Stanley Bank of America Merrill Lynch			3 Month USD LIBOR + 0.25%
Trust 2017-C34			IBM Credit LLC
0.89%, 11/15/2052(b),(p),(q)	3,150	199	2.89%, 02/05/2021	1,370	1,366
Morgan Stanley Capital I Trust 2011-C2			3 Month USD LIBOR + 0.16%
5.48%, 06/15/2044(b),(p)	475	478	International Business Machines Corp
5.48%, 06/15/2044(b),(p)	160	155	2.99%, 01/27/2020	1,255	1,256
Motel 6 Trust 2017-M6MZ			3 Month USD LIBOR + 0.23%
9.42%, 08/15/2019(b)	1,304	1,317	West Corp
1.00 x 1 Month USD LIBOR + 6.93%			8.50%, 10/15/2025(b)	3,668	3,035
SG Commercial Mortgage Securities Trust					$9,370
2016-C5			Consumer Products - 0.02%
2.54%, 10/10/2048(b)	2,100	1,230	Kronos Acquisition Holdings Inc
Starwood Retail Property Trust 2014-STAR			9.00%, 08/15/2023(b)	393	336
6.64%, 11/15/2027(b)	645	488
1.00 x 1 Month USD LIBOR + 4.15%			Credit Card Asset Backed Securities - 0.72%
Wachovia Bank Commercial Mortgage Trust			American Express Credit Account Master Trust
Series 2006-C25			2.04%, 05/15/2023	1,260	1,247
5.19%, 05/15/2043(b),(p)	799	759	BA Credit Card Trust
Wells Fargo Commercial Mortgage Trust			1.95%, 08/15/2022	1,030	1,022
2015-C26			2.70%, 07/17/2023	1,365	1,364
3.25%, 02/15/2048(b)	1,981	1,391	Capital One Multi-Asset Execution Trust
3.59%, 02/15/2048(b)	1,480	1,308	2.00%, 01/17/2023	1,941	1,927
Wells Fargo Commercial Mortgage Trust			Chase Issuance Trust
2015-C28			2.79%, 01/15/2022	1,260	1,261
3.00%, 05/15/2048(b)	2,051	1,340	1.00 x 1 Month USD LIBOR + 0.30%
Wells Fargo Commercial Mortgage Trust			3.04%, 06/15/2023	1,150	1,155
2015-C31			1.00 x 1 Month USD LIBOR + 0.55%
3.85%, 11/15/2048	1,040	908
4.61%, 11/15/2048(b),(p)	1,661	1,227

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Credit Card Asset Backed Securities (continued)			Healthcare - Services (continued)
Citibank Credit Card Issuance Trust			RegionalCare Hospital Partners Holdings Inc /
1.75%, 11/19/2021	$1,210	$1,202	LifePoint Health Inc
1.92%, 04/07/2022	1,330	1,318	9.75%, 12/01/2026(b)		$2,000	$2,050
2.49%, 01/20/2023	1,370	1,363				$8,163
2.73%, 04/07/2022	1,330	1,331	Insurance - 0.57%
1.00 x 1 Month USD LIBOR + 0.22%			Acrisure LLC / Acrisure Finance Inc
Discover Card Execution Note Trust			7.00%, 11/15/2025(b)		3,500	3,091
3.04%, 07/15/2024	585	589	8.13%, 02/15/2024(b)		800	819
Genesis Sales Finance Master Trust Series 2019-A			AIA Group Ltd
4.68%, 08/20/2023(b),(e),(f)	115	116	3.31%, 09/20/2021(b)		515	514
		$13,895	3 Month USD LIBOR + 0.52%
Distribution & Wholesale - 0.04%			Berkshire Hathaway Finance Corp
H&E Equipment Services Inc			3.10%, 01/10/2020		1,225	1,227
5.63%, 09/01/2025	553	547	3 Month USD LIBOR + 0.32%
KAR Auction Services Inc			Jackson National Life Global Funding
5.13%, 06/01/2025(b)	221	215	3.30%, 02/01/2022(b)		1,400	1,407
		$762	Marsh & McLennan Cos Inc
Diversified Financial Services - 0.28%			3.50%, 12/29/2020		750	757
American Express Co			Metropolitan Life Global Funding I
3.33%, 11/05/2021	870	871	3.38%, 01/11/2022(b)		835	840
3 Month USD LIBOR + 0.60%			New York Life Global Funding
Unifin Financiera SAB de CV SOFOM ENR			2.95%, 01/28/2021(b)		855	856
7.25%, 09/27/2023	4,540	4,495	3.05%, 08/06/2021(b)		1,365	1,365
		$5,366	3 Month USD LIBOR + 0.32%
Electric - 0.45%						$10,876
Enel SpA			Internet - 0.10%
8.75%, 09/24/2073(b),(n)	1,700	1,844	Uber Technologies Inc
USD Swap Semi-Annual 5 Year + 5.88%			7.50%, 11/01/2023(b)		1,265	1,294
GenOn Energy Inc - Escrow			8.00%, 11/01/2026(b)		625	653
0.00%, 10/15/2018(a),(e),(f)	6,993	—				$1,947
0.00%, 10/15/2020(a),(e),(f)	6,143	—	Leisure Products & Services - 0.32%
GenOn Energy Inc / NRG Americas Inc			Constellation Merger Sub Inc
9.39%, 12/01/2023	2,847	2,826	8.50%, 09/15/2025(b)		4,000	3,830
3 Month USD LIBOR + 6.50%			Viking Cruises Ltd
Pacific Gas & Electric Co			5.88%, 09/15/2027(b)		2,000	1,928
0.00%, 08/01/2023(a),(b)	1,220	1,074	VOC Escrow Ltd
0.00%, 03/01/2034(a)	1,712	1,571	5.00%, 02/15/2028(b)		366	356
0.00%, 04/15/2042(a)	1,526	1,251				$6,114
		$8,566	Lodging - 0.09%
Energy - Alternate Sources - 0.00%			Diamond Resorts International Inc
SunEdison Inc			10.75%, 09/01/2024(b)		1,812	1,726
0.00%, 10/01/2018(a),(d)	400	8	Machinery - Construction & Mining - 0.06%
0.00%, 01/15/2020(a),(d)	1,425	30	Caterpillar Financial Services Corp
0.00%, 01/01/2021(a),(d)	725	15	3.29%, 01/10/2020		1,225	1,230
		$53	3 Month USD LIBOR + 0.51%
Environmental Control - 0.15%			Machinery - Diversified - 0.21%
Waste Pro USA Inc			Cloud Crane LLC
5.50%, 02/15/2026(b)	2,974	2,885	10.13%, 08/01/2024(b)		1,075	1,145
Food - 0.52%			John Deere Capital Corp
JBS Investments GmbH			3.20%, 01/10/2022		2,955	2,986
6.25%, 02/05/2023	6,005	6,059				$4,131
Marfrig Holdings Europe BV			Media - 0.31%
8.00%, 06/08/2023	3,750	3,893	Clear Channel Worldwide Holdings Inc
		$9,952	7.63%, 03/15/2020		1,145	1,146
Hand & Machine Tools - 0.03%			Fox Corp
Apex Tool Group LLC / BC Mountain Finance			3.67%, 01/25/2022(b)		910	921
Inc			Grupo Televisa SAB
9.00%, 02/15/2023(b)	554	513	7.25%, 05/14/2043	MXN	4,370	148
Healthcare - Services - 0.43%			iHeartCommunications Inc
CHS/Community Health Systems Inc			0.00%, 12/15/2019(a)		$3,500	2,432
6.25%, 03/31/2023	2,090	2,011	NBCUniversal Enterprise Inc
8.00%, 03/15/2026(b),(e),(m)	3,142	3,101	5.25%, 12/19/2049(b),(k)		1,205	1,224
Hadrian Merger Sub Inc						$5,871
8.50%, 05/01/2026(b)	1,091	1,001	Miscellaneous Manufacturers - 0.12%
			FXI Holdings Inc
			7.88%, 11/01/2024(b)		2,365	2,265

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund February 28, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Mortgage Backed Securities - 2.64%				Mortgage Backed Securities (continued)
Adjustable Rate Mortgage Trust 2004-4				Eurosail-UK 2007-2np PLC
4.13%, 03/25/2035(p)		$66	$66	1.05%, 03/13/2045	GBP	117	$151
Adjustable Rate Mortgage Trust 2005-1				1.00 x 3 Month GBP LIBOR + 0.15%
4.35%, 05/25/2035(p)		195	197	Fannie Mae Connecticut Avenue Securities
Alternative Loan Trust 2003-22CB				4.69%, 01/25/2030		$40	41
5.75%, 12/25/2033		115	118	1.00 x 1 Month USD LIBOR + 2.20%
Alternative Loan Trust 2004-14T2				4.89%, 05/25/2030		65	67
5.50%, 08/25/2034		65	68	1.00 x 1 Month USD LIBOR + 2.40%
Alternative Loan Trust 2004-16CB				6.04%, 07/25/2030		2,936	2,938
5.50%, 07/25/2034		91	93	1.00 x 1 Month USD LIBOR + 3.55%
5.50%, 08/25/2034		105	108	6.74%, 01/25/2031		5,900	5,990
Alternative Loan Trust 2004-28CB				1.00 x 1 Month USD LIBOR + 4.25%
5.75%, 01/25/2035		49	49	7.34%, 10/25/2029		2,000	2,230
Alternative Loan Trust 2004-J10				1.00 x 1 Month USD LIBOR + 4.85%
6.00%, 09/25/2034		215	224	8.24%, 07/25/2029		2,281	2,681
Alternative Loan Trust 2004-J3				1.00 x 1 Month USD LIBOR + 5.75%
5.50%, 04/25/2034		60	61	Fannie Mae REMICS
Alternative Loan Trust 2005-J1				3.61%, 05/25/2047(q)		2,204	376
5.50%, 02/25/2025		112	113	(1.00) x 1 Month USD LIBOR + 6.10%
Banc of America Alternative Loan Trust 2003-8				3.71%, 12/25/2045(q)		1,350	273
5.50%, 10/25/2033		88	90	(1.00) x 1 Month USD LIBOR + 6.20%
Banc of America Funding 2004-B Trust				Freddie Mac Structured Agency Credit Risk Debt
4.28%, 11/20/2034(p)		153	151	Notes
Banc of America Funding 2005-5 Trust				4.14%, 04/25/2024		174	176
5.50%, 09/25/2035		45	48	1.00 x 1 Month USD LIBOR + 1.65%
Banc of America Funding 2005-7 Trust				4.29%, 07/25/2030		25	25
5.75%, 11/25/2035		85	90	1.00 x 1 Month USD LIBOR + 1.80%
Banc of America Funding 2007-4 Trust				4.34%, 10/25/2027		419	424
5.50%, 11/25/2034		121	120	1.00 x 1 Month USD LIBOR + 1.85%
Banc of America Mortgage 2005-A Trust				4.69%, 02/25/2024		301	307
4.52%, 02/25/2035(p)		34	34	1.00 x 1 Month USD LIBOR + 2.20%
Banc of America Mortgage 2005-I Trust				7.44%, 07/25/2029		1,619	1,824
4.04%, 10/25/2035(p)		270	260	1.00 x 1 Month USD LIBOR + 4.95%
BCAP LLC Trust 2007-AA2				11.29%, 03/25/2028		6,967	8,470
6.00%, 03/25/2022		96	95	1.00 x 1 Month USD LIBOR + 8.80%
CHL Mortgage Pass-Through Trust 2004-12				GMACM Mortgage Loan Trust 2005-AR1
4.44%, 08/25/2034(p)		56	55	4.71%, 03/18/2035(p)		251	256
CHL Mortgage Pass-Through Trust 2004-HYB4				GMACM Mortgage Loan Trust 2005-AR4
4.21%, 09/20/2034(p)		36	35	4.22%, 07/19/2035(p)		55	53
CHL Mortgage Pass-Through Trust 2004-HYB8				Gosforth Funding 2018-1 plc
3.36%, 01/20/2035(p)		80	80	3.10%, 08/25/2060(b)		338	337
Citigroup Mortgage Loan Trust 2005-3				1.00 x 3 Month USD LIBOR + 0.45%
4.59%, 08/25/2035(p)		379	375	Grand Avenue Mortgage Loan Trust 2017-RPL1
Citigroup Mortgage Loan Trust 2018-A				3.25%, 08/25/2064(b)		139	134
4.00%, 01/25/2068(b),(p)		241	241	GSR Mortgage Loan Trust 2005-4F
Citigroup Mortgage Loan Trust 2018-C				6.50%, 02/25/2035		47	47
4.13%, 03/25/2059(b),(p)		549	549	HarborView Mortgage Loan Trust 2003-2
Civic Mortgage LLC 2018-1				3.22%, 10/19/2033		479	464
4.86%, 06/25/2022(b),(p)		609	608	1.00 x 1 Month USD LIBOR + 0.74%
Credit Suisse First Boston Mortgage Securities				IndyMac INDX Mortgage Loan Trust 2004-AR12
Corp				3.27%, 12/25/2034		496	439
4.34%, 11/25/2033(p)		69	69	1.00 x 1 Month USD LIBOR + 0.78%
4.66%, 12/25/2033(p)		34	35	IndyMac INDX Mortgage Loan Trust 2004-AR6
CSFB Mortgage-Backed Pass-Through				4.60%, 10/25/2034(p)		568	586
Certificates Series 2003-27				IndyMac INDX Mortgage Loan Trust 2004-AR7
5.75%, 11/25/2033		40	41	3.71%, 09/25/2034		145	134
CSMC 2018-RPL2 Trust				1.00 x 1 Month USD LIBOR + 1.22%
4.03%, 08/25/2062(b),(p)		641	639	IndyMac INDX Mortgage Loan Trust 2005-AR11
Deutsche Mortgage Securities Inc Mortgage Loan				3.96%, 08/25/2035(p)		644	571
Trust 2004-4				IndyMac INDX Mortgage Loan Trust
2.84%, 06/25/2034		147	143	2005-AR16IP
1.00 x 1 Month USD LIBOR + 0.35%				3.13%, 07/25/2045		166	160
DSLA Mortgage Loan Trust 2005-AR5				1.00 x 1 Month USD LIBOR + 0.64%
2.81%, 09/19/2045		157	128	JP Morgan Mortgage Trust 2005-A2
1.00 x 1 Month USD LIBOR + 0.33%				4.16%, 04/25/2035(p)		134	135
Dukinfield II PLC				JP Morgan Mortgage Trust 2006-A1
2.16%, 12/20/2052	GBP	324	432	4.69%, 02/25/2036(p)		169	156
1.00 x 3 Month GBP LIBOR + 1.25%

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
Lanark Master Issuer PLC				Wells Fargo Mortgage Backed Securities 2003-M
3.47%, 12/22/2069(b)		$310	$310	Trust
1.00 x 3 Month USD LIBOR + 0.77%				4.90%, 12/25/2033(p)	$166	$170
Lehman XS Trust Series 2005-7N				Wells Fargo Mortgage Backed Securities 2004-I
2.77%, 12/25/2035		56	49	Trust
1.00 x 1 Month USD LIBOR + 0.28%				4.47%, 07/25/2034(p)	286	291
Lehman XS Trust Series 2006-2N				Wells Fargo Mortgage Backed Securities 2004-O
2.75%, 02/25/2046		117	109	Trust
1.00 x 1 Month USD LIBOR + 0.26%				4.68%, 08/25/2034(p)	66	68
Ludgate Funding PLC				Wells Fargo Mortgage Backed Securities 2005-11
0.00%, 01/01/2061(a)	EUR	94	101	Trust
1.00 x 3 Month Euro Interbank Offered				5.50%, 11/25/2035	17	17
Rate + 0.16%				Wells Fargo Mortgage Backed Securities 2005-16
1.51%, 01/01/2061	GBP	364	466	Trust
1.00 x 3 Month GBP LIBOR + 0.60%				6.00%, 12/25/2035	87	87
MASTR Adjustable Rate Mortgages Trust 2004-7				Wells Fargo Mortgage Backed Securities 2005-
4.20%, 07/25/2034(p)		$177	173	AR10 Trust
MASTR Adjustable Rate Mortgages Trust 2005-2				4.77%, 05/01/2035(p)	44	45
3.64%, 03/25/2035(p)		475	431	Wells Fargo Mortgage Backed Securities 2005-
MASTR Adjustable Rate Mortgages Trust 2006-2				AR12 Trust
4.60%, 04/25/2036(p)		93	93	4.80%, 06/25/2035(p)	83	85
MASTR Alternative Loan Trust 2003-9				Wells Fargo Mortgage Backed Securities 2005-
5.25%, 11/25/2033		47	49	AR2 Trust
MASTR Alternative Loan Trust 2004-5				5.11%, 03/25/2035(p)	108	110
5.50%, 06/25/2034		51	52	Wells Fargo Mortgage Backed Securities 2006-3
6.00%, 06/25/2034		62	64	Trust
MASTR Alternative Loan Trust 2004-8				5.50%, 03/25/2036	353	353
6.00%, 09/25/2034		313	335			$50,620
Merrill Lynch Mortgage Investors Trust Series				Oil & Gas - 1.87%
MLCC 2006-2				Bellatrix Exploration Ltd
4.30%, 05/25/2036(p)		27	28	8.50%, 05/15/2020(b)	1,040	707
Newgate Funding PLC				California Resources Corp
0.29%, 12/15/2050	EUR	133	146	8.00%, 12/15/2022(b)	2,100	1,677
1.00 x 3 Month Euro Interbank Offered				Cobalt International Energy Inc
Rate + 0.60%				0.00%, 12/01/2023(a)	4,635	278
RALI Series 2006-QO4 Trust				Denbury Resources Inc
2.68%, 04/25/2046		$177	166	9.00%, 05/15/2021(b)	653	659
1.00 x 1 Month USD LIBOR + 0.19%				9.25%, 03/31/2022(b)	3,882	3,892
Residential Asset Securitization Trust 2003-A9				Gran Tierra Energy International Holdings Ltd
4.00%, 08/25/2033		401	388	6.25%, 02/15/2025(b)	600	570
Residential Asset Securitization Trust 2005-A8CB				Gulfport Energy Corp
5.38%, 07/25/2035		269	228	6.00%, 10/15/2024	175	159
RFMSI Series 2006-S1 Trust				6.38%, 05/15/2025	705	631
5.75%, 01/25/2036		82	78	Halcon Resources Corp
RFMSI Series 2006-SA2 Trust				6.75%, 02/15/2025	1,053	787
4.97%, 08/25/2036(p)		386	359	Jagged Peak Energy LLC
RMAC Securities No 1 PLC				5.88%, 05/01/2026(b)	500	505
0.00%, 06/12/2044(a)	EUR	88	94	Jones Energy Holdings LLC / Jones Energy
1.00 x 3 Month Euro Interbank Offered				Finance Corp
Rate + 0.15%				9.25%, 03/15/2023(b)	629	393
STACR Trust 2018-DNA3				MEG Energy Corp
6.39%, 09/25/2048(b)		$3,345	3,273	6.38%, 01/30/2023(b)	295	269
1.00 x 1 Month USD LIBOR + 3.90%				7.00%, 03/31/2024(b)	570	522
STACR Trust 2018-HRP2				Midstates Petroleum Co Inc
4.89%, 02/25/2047(b)		4,540	4,650	0.00%, 06/01/2020(a),(e),(f)	1,471	—
1.00 x 1 Month USD LIBOR + 2.40%				Odebrecht Drilling Norbe VIII/IX Ltd
Structured Adjustable Rate Mortgage Loan Trust				6.35%, 12/01/2021	2,341	2,282
2.80%, 07/25/2035		678	535	Odebrecht Offshore Drilling Finance Ltd
1.00 x 1 Month USD LIBOR + 0.31%				6.72%, 12/01/2022	390	370
4.43%, 09/25/2034(p)		124	126	OGX Austria GmbH
Structured Asset Securities Corp Trust 2005-1				0.00%, 06/01/2019(a),(b)	600	—
5.50%, 02/25/2035		104	104	0.00%, 04/01/2022(a),(b)	1,100	—
Toorak Mortgage Corp 2018-1 Ltd				Petrobras Global Finance BV
4.34%, 08/25/2021(b),(p)		1,880	1,862	5.75%, 02/01/2029	8,015	7,990
Towd Point Mortgage Funding 2016-Granite1				7.25%, 03/17/2044	425	454
PLC				Petroleos Mexicanos
2.32%, 07/20/2046	GBP	200	265	6.35%, 02/12/2048	7,500	6,221
1.00 x 3 Month GBP LIBOR + 1.40%

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund February 28, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Oil & Gas (continued)			Other Asset Backed Securities (continued)
Tengizchevroil Finance Co International Ltd			Bayview Opportunity Master Fund Trust IIb
4.00%, 08/15/2026	$5,775	$5,562	2018-RN5
Vine Oil & Gas LP / Vine Oil & Gas Finance			3.82%, 04/28/2033(b),(p)		$87	$87
Corp			Bayview Opportunity Master Fund Trust IVb
8.75%, 04/15/2023(b)	690	557	2019-RN1
9.75%, 04/15/2023(b)	640	531	4.09%, 02/28/2034(b),(p)		495	495
YPF SA			BCC Funding XIV LLC
6.95%, 07/21/2027(b)	860	765	6.00%, 04/21/2025(b)		250	252
21.21%, 07/07/2020(b)	410	154	Blackbird Capital Aircraft Lease Securitization
Argentina Deposit Rates Badlar Private			Ltd 2016-1
Banks ARS 30 to 35 Days + 4.00%			4.21%, 12/16/2041(b),(p)		222	223
		$35,935	5.68%, 12/16/2041(b),(p)		613	631
Oil & Gas Services - 0.08%			Bowman Park CLO Ltd
McDermott Technology Americas Inc /			8.05%, 11/23/2025(b)		1,000	977
McDermott Technology US Inc			1.00 x 3 Month USD LIBOR + 5.40%
10.63%, 05/01/2024(b)	1,957	1,624	CAM Mortgage Trust 2018-1
Other Asset Backed Securities - 2.65%			3.96%, 12/01/2065(b),(p)		44	44
AASET 2018-1 US Ltd			CCG Receivables Trust 2018-1
5.44%, 01/16/2038(b)	224	226	3.42%, 06/16/2025(b)		100	100
Accelerated Assets 2018-1 LLC			Coinstar Funding LLC Series 2017-1
4.51%, 12/02/2033(b)	202	203	5.22%, 04/25/2047(b)		712	716
Adams Outdoor Advertising LP			Colony American Finance 2015-1 Ltd
4.81%, 11/15/2048(b)	628	640	5.65%, 10/15/2047(b)		550	551
AIG CLO 2018-1 Ltd			Colony American Finance 2016-1 Ltd
9.27%, 01/20/2032(b)	2,640	2,486	4.64%, 06/15/2048(b),(p)		260	260
1.00 x 3 Month USD LIBOR + 6.45%			Colony Starwood Homes 2016-2 Trust
AIM Aviation Finance Ltd			5.84%, 12/17/2033(b)		197	197
5.07%, 02/15/2040(b),(p)	885	875	1.00 x 1 Month USD LIBOR + 3.35%
AJAX Mortgage Loan Trust			CONSUMER LOAN UNDERLYING BOND
3.47%, 04/25/2057(b),(p)	75	75	CREDIT TRUST 2017-P1
Ajax Mortgage Loan Trust 2016-C			2.42%, 09/15/2023(b)		26	26
4.00%, 10/25/2057(b),(p)	204	204	Diamond Resorts Owner Trust
Ajax Mortgage Loan Trust 2017-B			6.07%, 10/22/2029(b)		126	127
3.16%, 09/25/2056(b),(p)	331	327	Diamond Resorts Owner Trust 2018-1
ALM VII R Ltd			4.53%, 01/21/2031(b)		470	472
9.93%, 10/15/2028(b)	2,000	1,998	Driven Brands Funding LLC
1.00 x 3 Month USD LIBOR + 7.14%			4.74%, 04/20/2048(b)		169	171
American Homes 4 Rent 2014-SFR2 Trust			Dryden 33 Senior Loan Fund
5.15%, 10/17/2036(b)	280	294	0.00%, 04/15/2029(a),(b),(m)		700	693
6.23%, 10/17/2036(b)	695	758	1.00 x 3 Month USD LIBOR + 6.97%
American Homes 4 Rent 2014-SFR3 Trust			Dryden 63 GBP CLO 2018 BV
6.42%, 12/17/2036(b)	900	990	3.82%, 10/15/2032(b)	GBP	2,060	2,737
American Homes 4 Rent 2015-SFR1			1.00 x 3 Month GBP LIBOR + 2.90%
5.64%, 04/17/2052(b)	1,045	1,117	5.42%, 10/15/2032(b)		750	997
Apidos CLO XXII			1.00 x 3 Month GBP LIBOR + 4.50%
8.76%, 10/20/2027(b)	750	735	Five Guys Funding LLC
1.00 x 3 Month USD LIBOR + 6.00%			4.60%, 07/25/2047(b)		$462	469
Ascentium Equipment Receivables 2017-2 Trust			GCA2014 Holdings Ltd - Class C
2.87%, 08/10/2022(b)	80	79	6.00%, 01/05/2030(b),(e),(f)		671	513
Avery Point VII CLO Ltd			GCA2014 Holdings Ltd - Class D
9.39%, 01/15/2028(b)	1,400	1,396	7.50%, 01/05/2030(b),(e),(f)		274	133
1.00 x 3 Month USD LIBOR + 6.60%			GCA2014 Holdings Ltd - Class E
Bayview Opportunity Master Fund IIIa Trust			0.00%, 01/05/2030(a),(b),(e),(f)		1,030	—
2017-RN8			GCAT 2017-2 LLC
3.35%, 11/28/2032(b),(p)	70	70	3.50%, 04/25/2047(b),(p)		124	124
Bayview Opportunity Master Fund IIIa Trust			GCAT 2018-1 LLC
2018-RN8			3.84%, 06/25/2048(b),(p)		199	198
4.07%, 09/28/2033(b),(p)	176	176	GCAT 2018-2 LLC
Bayview Opportunity Master Fund IV Trust			4.09%, 06/26/2023(b),(p)		409	410
2018-RN2			Global Container Assets Ltd
3.60%, 02/25/2033(b),(p)	97	96	4.50%, 02/05/2030(b)		288	277
Bayview Opportunity Master Fund IVa Trust			Harbour Aircraft Investments Ltd
2018-RN3			8.00%, 11/15/2037(e),(f)		1,216	1,218
3.67%, 03/28/2033(b),(p)	84	84	Home Partners of America 2016-2 Trust
Bayview Opportunity Master Fund IVb Trust			6.26%, 10/17/2033(b)		245	245
2018-RN9			1.00 x 1 Month USD LIBOR + 3.78%
4.21%, 10/29/2033(b),(p)	175	175	7.18%, 10/17/2033(b)		415	415
			1.00 x 1 Month USD LIBOR + 4.70%

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund February 28, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)			Other Asset Backed Securities (continued)
Invitation Homes 2018-SFR1 Trust			Sound Point Clo XV Ltd
4.48%, 03/17/2037(b)	$470	$466	8.73%, 01/23/2029(b)	$1,500	$1,427
1.00 x 1 Month USD LIBOR + 2.00%			1.00 x 3 Month USD LIBOR + 5.96%
Invitation Homes 2018-SFR2 Trust			SpringCastle America Funding LLC
4.49%, 06/17/2037(b)	835	828	3.05%, 04/25/2029(b)	134	134
1.00 x 1 Month USD LIBOR + 2.00%			Sprite 2017-1 Ltd
Kabbage Asset Securitization LLC			5.75%, 12/15/2037(b)	682	695
8.00%, 03/15/2022(b)	653	665	Stanwich Mortgage Loan Trust Series 2018-NPB1
Kestrel Aircraft Funding LTD			4.02%, 05/16/2023(b),(p)	575	574
4.25%, 12/15/2038(b)	390	383	TAL Advantage V LLC
Magnetite IX Ltd			3.55%, 11/20/2038(b)	249	248
8.52%, 07/25/2026(b)	1,750	1,613	Thunderbolt Aircraft Lease Ltd
1.00 x 3 Month USD LIBOR + 5.75%			5.75%, 05/17/2032(b),(p)	205	211
Marlette Funding Trust 2019-1			Thunderbolt II Aircraft Lease Ltd
3.44%, 04/16/2029(b)	290	290	4.15%, 09/15/2038(b),(p)	267	269
NYMT Residential 2016-RP1			Verizon Owner Trust 2017-3
4.00%, 03/25/2021(b),(p)	12	12	2.75%, 04/20/2022(b)	2,410	2,411
Oak Hill Advisors Residential Loan Trust			1.00 x 1 Month USD LIBOR + 0.27%
2017-NPL2			Verizon Owner Trust 2018-1
3.00%, 07/25/2057(b),(p)	324	318	2.74%, 09/20/2022(b)	520	520
Oak Hill Advisors Residential Loan Trust			1.00 x 1 Month USD LIBOR + 0.26%
2017-NPLA			VOLT LXVIII LLC
3.00%, 06/25/2057(b),(p)	123	121	4.34%, 07/27/2048(b),(p)	329	330
Octagon Investment Partners XVI Ltd			VOLT LXX LLC
8.52%, 07/17/2030(b)	500	472	4.11%, 09/25/2048(b),(p)	351	350
1.00 x 3 Month USD LIBOR + 5.75%			VOLT LXXI LLC
OneMain Financial Issuance Trust 2015-1			3.97%, 09/25/2048(b),(p)	186	186
3.19%, 03/18/2026(b)	23	23	VOLT LXXII LLC
OneMain Financial Issuance Trust 2015-2			4.21%, 10/26/2048(b),(p)	891	886
5.64%, 07/18/2025(b)	625	628	VOLT LXXV LLC
OneMain Financial Issuance Trust 2015-3			4.34%, 01/25/2049(b),(p)	715	716
4.16%, 11/20/2028(b)	790	795	WAVE 2017-1 Trust
OneMain Financial Issuance Trust 2016-2			5.68%, 11/15/2042(b)	276	281
5.94%, 03/20/2028(b)	1,295	1,308	Wingstop Funding 2018-1 LLC
OneMain Financial Issuance Trust 2019-1			4.97%, 12/05/2048(b)	155	159
4.22%, 02/14/2031(b)	620	621			$50,833
Oxford Finance Funding 2019-1 LLC			Packaging & Containers - 0.07%
4.46%, 02/15/2027(b)	145	146	Flex Acquisition Co Inc
Planet Fitness Master Issuer LLC			7.88%, 07/15/2026(b)	1,457	1,395
4.26%, 09/05/2048(b)	603	607	Pharmaceuticals - 0.41%
Progress Residential 2017-SFR2 Trust			Bayer US Finance II LLC
4.14%, 12/17/2034(b)	100	100	3.80%, 12/15/2023(b)	3,300	3,230
Progress Residential 2018-SFR2 Trust			3 Month USD LIBOR + 1.01%
4.66%, 08/17/2035(b)	100	101	CVS Health Corp
Progress Residential 2019-SFR1 Trust			3.40%, 03/09/2020	1,385	1,388
4.47%, 08/17/2035(b)	420	422	3 Month USD LIBOR + 0.63%
PRPM 2017-2 LLC			3.49%, 03/09/2021	1,385	1,387
3.47%, 09/25/2022(b),(p)	548	546	3 Month USD LIBOR + 0.72%
5.00%, 09/25/2022(b),(p)	270	269	Pfizer Inc
PRPM 2017-3 LLC			3.00%, 09/15/2021	1,315	1,323
3.47%, 11/25/2022(b),(p)	246	245	Teva Pharmaceutical Finance Netherlands III BV
5.00%, 11/25/2022(b),(p)	105	103	3.15%, 10/01/2026	345	286
PRPM 2018-1 LLC			6.00%, 04/15/2024	200	202
5.00%, 04/25/2023(b),(p)	200	197			$7,816
RCO Mortgage LLC 2017-1			Pipelines - 0.02%
3.38%, 08/25/2022(b),(p)	322	322	Transportadora de Gas del Sur SA
Rise Ltd			6.75%, 05/02/2025(b)	480	452
4.75%, 02/15/2039(p)	252	252
RMAT 2018-NPL1 LP			Real Estate - 0.36%
4.09%, 05/25/2048(b),(p)	365	364	CFLD Cayman Investment Ltd
SCF Equipment Leasing 2018-1 LLC			6.50%, 12/21/2020	200	197
4.21%, 04/20/2027(b)	795	811	China Evergrande Group
Shenton Aircraft Investment I Ltd			8.75%, 06/28/2025	200	179
4.75%, 10/15/2042(b)	422	423	Country Garden Holdings Co Ltd
S-Jets 2017-1 Ltd			5.13%, 01/17/2025	3,155	2,863
3.97%, 08/15/2042(b)	869	863	8.00%, 01/27/2024	2,570	2,641
Sofi Consumer Loan Program 2018-2 Trust			Easy Tactic Ltd
3.35%, 04/26/2027(b)	360	360	7.00%, 04/25/2021	200	200

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund February 28, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Real Estate (continued)				Sovereign (continued)
New Metro Global Ltd				Hellenic Republic Treasury Bill
6.50%, 04/23/2021		$200	$200	0.00%, 03/15/2019(a)	EUR	6,537	$7,434
Shimao Property Holdings Ltd				0.00%, 06/14/2019(a)		1,124	1,275
4.75%, 07/03/2022		200	196	0.00%, 12/13/2019(a)		8,600	9,642
5.20%, 01/30/2025		215	207	Indonesia Treasury Bond
Sunac China Holdings Ltd				6.13%, 05/15/2028	IDR	49,925,000	3,160
8.63%, 07/27/2020		200	204	8.38%, 03/15/2024	70,400,000		5,159
			$6,887	8.38%, 03/15/2034	79,400,000		5,765
Regional Authority - 0.10%				Iraq International Bond
Provincia de Buenos Aires/Argentina				6.75%, 03/09/2023		$5,225	5,304
6.50%, 02/15/2023(b)		545	465	Italy Buoni Poliennali Del Tesoro
50.31%, 04/12/2025(b)	ARS	11,045	253	2.30%, 10/15/2021	EUR	16,500	19,418
Argentina Deposit Rates Badlar Private				Ivory Coast Government International Bond
Banks ARS 30 to 35 Days + 3.75%				5.25%, 03/22/2030		6,360	6,885
40.33%, 05/31/2022		51,665	1,221	Malaysia Government Bond
Argentina Deposit Rates Badlar Private				3.73%, 06/15/2028	MYR	37,100	8,951
Banks ARS 30 to 35 Days + 3.83%				Montenegro Government International Bond
			$1,939	3.38%, 04/21/2025(b)	EUR	3,280	3,793
Retail - 0.31%				5.75%, 03/10/2021		2,282	2,799
Alimentation Couche-Tard Inc				Nigeria Government International Bond
3.28%, 12/13/2019(b)		$690	690	6.50%, 11/28/2027		$4,600	4,520
3 Month USD LIBOR + 0.50%				Pakistan Government International Bond
Home Depot Inc/The				8.25%, 09/30/2025		3,190	3,358
3.05%, 03/01/2022		1,020	1,019	Peru Government Bond
3 Month USD LIBOR + 0.31%				6.15%, 08/12/2032(b)	PEN	17,225	5,374
Staples Inc				Peruvian Government International Bond
8.50%, 09/15/2025(b)		2,270	2,224	6.35%, 08/12/2028(b)		6,800	2,185
Walmart Inc				6.35%, 08/12/2028		14,150	4,547
2.86%, 06/23/2020		1,969	1,967	Qatar Government International Bond
3 Month USD LIBOR + 0.04%				5.10%, 04/23/2048		$4,240	4,574
			$5,900	Republic of South Africa Government Bond
Sovereign - 12.64%				7.00%, 02/28/2031	ZAR	75,600	4,460
1MDB Global Investments Ltd				8.25%, 03/31/2032		86,516	5,576
4.40%, 03/09/2023		5,600	5,215	8.75%, 01/31/2044		68,825	4,396
Argentina POM Politica Monetaria				8.75%, 02/28/2048		22,820	1,453
53.67%, 06/21/2020	ARS	6,725	186	10.50%, 12/21/2026(o)		27,900	2,176
Argentina Blended Historical Policy Rate				Republic of South Africa Government
+ 0.00%				International Bond
Argentina Treasury Bill				6.88%, 05/27/2019(o)		$22,930	23,092
0.00%, 06/28/2019(a)		176,400	4,914	Russian Federal Bond - OFZ
Argentine Republic Government International				7.05%, 01/19/2028	RUB	478,700	6,778
Bond				Turkey Government International Bond
2.50%, 12/31/2038(p)		$10,389	6,062	7.50%, 11/07/2019		$1,334	1,361
3.38%, 10/12/2020	CHF	5,463	5,151	Ukraine Government International Bond
3.38%, 01/15/2023	EUR	532	510	0.00%, 05/31/2040(a),(p)		2,575	1,660
3.88%, 01/15/2022		66	67	7.75%, 09/01/2025		4,050	3,770
5.00%, 01/15/2027		3,806	3,387				$242,471
5.25%, 01/15/2028		7,354	6,462	Student Loan Asset Backed Securities - 0.10%
6.25%, 11/09/2047		1,310	1,122	SLM Private Credit Student Loan Trust 2003-A
6.63%, 07/06/2028		$1,380	1,113	4.75%, 06/15/2032		239	240
Costa Rica Government International Bond				1.00 x US 28 Day Auction Rate + 0.00%
4.25%, 01/26/2023		4,375	4,106	SLM Private Credit Student Loan Trust 2003-B
4.37%, 05/22/2019		5,075	5,094	4.81%, 03/15/2033		700	701
4.38%, 04/30/2025		6,797	6,208	1.00 x US 28 Day Auction Rate + 0.00%
7.00%, 04/04/2044		2,062	1,959	4.81%, 03/15/2033		100	100
Ecuador Government International Bond				1.00 x US 28 Day Auction Rate + 0.00%
7.88%, 01/23/2028		7,375	6,997	SMB Private Education Loan Trust 2017-B
Egypt Government International Bond				3.24%, 10/15/2035(b)		310	310
5.58%, 02/21/2023		2,555	2,542	1.00 x 1 Month USD LIBOR + 0.75%
7.60%, 03/01/2029(b)		6,600	6,762	SoFi Professional Loan Program 2014-B LLC
El Salvador Government International Bond				3.74%, 08/25/2032(b)		22	22
7.38%, 12/01/2019		1,286	1,296	1.00 x 1 Month USD LIBOR + 1.25%
Hazine Mustesarligi Varlik Kiralama AS				SoFi Professional Loan Program 2015-A LLC
5.80%, 02/21/2022(b)		8,100	8,101	3.69%, 03/25/2033(b)		128	128
Hellenic Republic Government Bond				1.00 x 1 Month USD LIBOR + 1.20%
3.38%, 02/15/2025(b)	EUR	3,013	3,455	SoFi Professional Loan Program 2015-C LLC
3.45%, 04/02/2024(b)		2,239	2,619	3.58%, 08/25/2036(b)		61	61
3.75%, 01/30/2028		243	278

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund February 28, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		CONVERTIBLE BONDS (continued)	Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)			Banks - 0.02%
Sofi Professional Loan Program 2016-A LLC			Deutsche Bank AG/London
3.57%, 01/26/2038(b)	$335	$329	1.00%, 05/01/2023		$175	$164
		$1,891	Hope Bancorp Inc
Supranational Bank - 0.43%			2.00%, 05/15/2038(b)		200	180
Banque Ouest Africaine de Developpement						$344
5.00%, 07/27/2027(b)	1,875	1,851	Biotechnology - 0.08%
5.00%, 07/27/2027	1,525	1,506	AMAG Pharmaceuticals Inc
European Investment Bank			3.25%, 06/01/2022		200	183
2.88%, 12/15/2021(o)	1,194	1,203	BioMarin Pharmaceutical Inc
2.88%, 08/15/2023(o)	2,097	2,119	0.60%, 08/01/2024		455	475
3.13%, 12/14/2023(o)	812	830	Innoviva Inc
International Bank for Reconstruction &			2.13%, 01/15/2023		200	210
Development			Intrexon Corp
3.00%, 09/27/2023(o)	796	811	3.50%, 07/01/2023		200	144
		$8,320	Ligand Pharmaceuticals Inc
Telecommunications - 1.79%			0.75%, 05/15/2023(b)		100	86
Avanti Communications Group PLC			Medicines Co/The
9.00%, PIK 9.00%, 10/01/2022(b),(l),(p)	1,346	915	2.50%, 01/15/2022		75	70
Bharti Airtel International Netherlands BV			2.75%, 07/15/2023		150	120
5.35%, 05/20/2024	7,255	7,218	Omeros Corp
C&W Senior Financing DAC			6.25%, 11/15/2023(b)		200	200
7.50%, 10/15/2026(b)	3,350	3,417				$1,488
Cisco Systems Inc			Commercial Services - 0.07%
3.13%, 09/20/2019	1,420	1,422	Element Fleet Management Corp
3 Month USD LIBOR + 0.34%			5.13%, 06/30/2019(b)	CAD	725	551
CommScope Finance LLC			FTI Consulting Inc
5.50%, 03/01/2024(b)	278	283	2.00%, 08/15/2023(b)		$450	451
6.00%, 03/01/2026(b)	278	284	Square Inc
8.25%, 03/01/2027(b)	648	672	0.50%, 05/15/2023(b)		300	380
Digicel Ltd						$1,382
6.75%, 03/01/2023	4,450	3,093	Computers - 0.01%
Frontier Communications Corp			Pure Storage Inc
9.00%, 08/15/2031	3,092	1,701	0.13%, 04/15/2023(b)		175	181
Goodman Networks Inc			Diversified Financial Services - 0.01%
8.00%, 05/11/2022	2,310	1,132	JPMorgan Chase Financial Co LLC
Intelsat Connect Finance SA			0.25%, 05/01/2023(b)		250	241
9.50%, 02/15/2023(b)	2,000	1,935	Electronics - 0.04%
Intelsat Jackson Holdings SA			TTM Technologies Inc
8.50%, 10/15/2024(b)	1,531	1,546	1.75%, 12/15/2020(c)		550	732
9.75%, 07/15/2025(b)	7,861	8,156
Telefonica Emisiones SA			Engineering & Construction - 0.04%
5.52%, 03/01/2049(m)	1,330	1,328	KBR Inc
Windstream Services LLC / Windstream Finance			2.50%, 11/01/2023(b)		450	458
Corp			Tutor Perini Corp
8.63%, 10/31/2025(b)	1,420	1,324	2.88%, 06/15/2021		265	257
		$34,426				$715
Toys, Games & Hobbies - 0.06%			Healthcare - Products - 0.01%
Mattel Inc			OPKO Health Inc
6.20%, 10/01/2040	1,516	1,226	4.50%, 02/15/2025		125	118
Transportation - 0.10%			Healthcare - Services - 0.54%
FedEx Corp			Anthem Inc
3.40%, 01/14/2022	675	681	2.75%, 10/15/2042(c)		2,450	10,302
Navios Maritime Holdings Inc / Navios Maritime			Holding Companies - Diversified - 0.01%
Finance II US Inc			RWT Holdings Inc
11.25%, 08/15/2022(b)	1,848	1,173	5.63%, 11/15/2019		185	186
		$1,854	Insurance - 0.01%
Trucking & Leasing - 0.06%			AXA SA
Penske Truck Leasing Co Lp / PTL Finance Corp			7.25%, 05/15/2021(b)		300	288
3.65%, 07/29/2021(b)	1,070	1,076	Internet - 0.18%
TOTAL BONDS		$700,030	Booking Holdings Inc
	Principal		0.35%, 06/15/2020		150	199
CONVERTIBLE BONDS - 3.94%	Amount (000's) Value (000's)		MercadoLibre Inc
Automobile Parts & Equipment - 0.01%			2.00%, 08/15/2028(b)		700	854
Meritor Inc			Palo Alto Networks Inc
3.25%, 10/15/2037	300	296	0.75%, 07/01/2023(b)		75	83
			Twitter Inc
			0.25%, 06/15/2024(b)		950	862

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund February 28, 2019 (unaudited)

	Principal				Principal
CONVERTIBLE BONDS (continued)	Amount (000’s) Value (000’s)			CONVERTIBLE BONDS (continued)	Amount (000’s) Value (000’s)
Internet (continued)				REITs (continued)
Wayfair Inc				Blackstone Mortgage Trust Inc
1.13%, 11/01/2024(b)		$675	$1,048	4.38%, 05/05/2022	$75	$75
Zillow Group Inc				4.75%, 03/15/2023	200	200
1.50%, 07/01/2023		375	355	iStar Inc
			$3,401	3.13%, 09/15/2022	720	655
Investment Companies - 0.41%				Redwood Trust Inc
Aabar Investments PJSC				4.75%, 08/15/2023	125	117
0.50%, 03/27/2020	EUR	2,800	2,991	5.63%, 07/15/2024	200	192
1.00%, 03/27/2022		4,800	4,708			$1,579
Prospect Capital Corp				Retail - 0.02%
4.95%, 07/15/2022		$275	271	RH
			$7,970	0.00%, 06/15/2023(a),(b)	375	380
Iron & Steel - 0.02%				Semiconductors - 1.10%
Allegheny Technologies Inc				Cree Inc
4.75%, 07/01/2022		125	261	0.88%, 09/01/2023(b)	350	389
Cleveland-Cliffs Inc				Intel Corp
1.50%, 01/15/2025		100	148	3.25%, 08/01/2039	3,501	9,052
			$409	Microchip Technology Inc
Lodging - 0.01%				1.63%, 02/15/2025	50	85
Caesars Entertainment Corp				2.25%, 02/15/2037	808	939
5.00%, 10/01/2024		75	107	Novellus Systems Inc
Media - 0.36%				2.63%, 05/15/2041	1,900	10,233
DISH Network Corp				NXP Semiconductors NV
2.38%, 03/15/2024		940	779	1.00%, 12/01/2019	200	208
3.38%, 08/15/2026		6,274	5,389	ON Semiconductor Corp
Gannett Co Inc				1.00%, 12/01/2020	75	97
4.75%, 04/15/2024(b)		200	226	Rovi Corp
Liberty Media Corp				0.50%, 03/01/2020	150	144
2.25%, 09/30/2046		115	59			$21,147
2.25%, 12/01/2048(b)		400	422	Software - 0.19%
			$6,875	Atlassian Inc
Mining - 0.00%				0.63%, 05/01/2023(b)	150	216
Endeavour Mining Corp				Benefitfocus Inc
3.00%, 02/15/2023(b)		50	47	1.25%, 12/15/2023(b)	150	172
Oil & Gas - 0.16%				Citrix Systems Inc
Chesapeake Energy Corp				0.50%, 04/15/2019	50	73
5.50%, 09/15/2026		2,656	2,433	Envestnet Inc
Nabors Industries Inc				1.75%, 06/01/2023(b)	50	55
0.75%, 01/15/2024		395	276	Five9 Inc
SM Energy Co				0.13%, 05/01/2023(b)	50	70
1.50%, 07/01/2021		90	83	j2 Global Inc
Whiting Petroleum Corp				3.25%, 06/15/2029	225	295
1.25%, 04/01/2020		200	192	LivePerson Inc
			$2,984	0.75%, 03/01/2024(b),(m)	100	100
				MongoDB Inc
Oil & Gas Services - 0.01%				0.75%, 06/15/2024(b)	175	280
Weatherford International Ltd				ServiceNow Inc
5.88%, 07/01/2021		300	230	0.00%, 06/01/2022(a)	468	843
Pharmaceuticals - 0.06%				Splunk Inc
Clovis Oncology Inc				0.50%, 09/15/2023(b)	375	419
1.25%, 05/01/2025		25	20	1.13%, 09/15/2025(b)	575	651
DexCom Inc				Verint Systems Inc
0.75%, 12/01/2023(b)		400	440	1.50%, 06/01/2021	445	461
Flexion Therapeutics Inc						$3,635
3.38%, 05/01/2024		165	146	Telecommunications - 0.47%
Herbalife Nutrition Ltd				8x8 Inc
2.00%, 08/15/2019		250	328	0.50%, 02/01/2024(b)	100	100
2.63%, 03/15/2024(b)		125	136	Finisar Corp
Ironwood Pharmaceuticals Inc				0.50%, 12/15/2036	770	752
2.25%, 06/15/2022		50	56	Gogo Inc
Tilray Inc				6.00%, 05/15/2022(b)	1,604	1,534
5.00%, 10/01/2023(b)		75	64	Infinera Corp
			$1,190	2.13%, 09/01/2024	250	210
REITs - 0.08%				Inmarsat PLC
Apollo Commercial Real Estate Finance Inc				3.88%, 09/09/2023	5,000	5,922
4.75%, 08/23/2022		125	121	Intelsat SA
5.38%, 10/15/2023		225	219	4.50%, 06/15/2025(b)	340	529
						$9,047

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2019 (unaudited)

	Principal		SENIOR FLOATING RATE INTERESTS	Principal
CONVERTIBLE BONDS (continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Transportation - 0.01%			Chemicals (continued)
Ship Finance International Ltd			Vantage Specialty Chemicals Inc
5.75%, 10/15/2021	$275	$268	10.88%, 10/27/2025(r)	$659	$642
Trucking & Leasing - 0.01%			US LIBOR + 8.25%
Greenbrier Cos Inc/The			WR Grace & Co-Conn
2.88%, 02/01/2024	140	145	4.55%, 04/03/2025(r)	163	162
TOTAL CONVERTIBLE BONDS		$75,687	US LIBOR + 1.75%
	Principal		4.55%, 04/03/2025(r)	279	277
MUNICIPAL BONDS - 0.04%	Amount (000's) Value (000's)		US LIBOR + 1.75%
Massachusetts - 0.04%					$3,825
Massachusetts Educational Financing Authority			Coal - 0.23%
3.85%, 05/25/2033	$673	$681	Sandy Creek Energy Associates LP
TOTAL MUNICIPAL BONDS		$681	6.80%, 11/08/2020(r)	5,127	4,416
SENIOR FLOATING RATE INTERESTS	Principal		US LIBOR + 4.00%
- 6.90%	Amount (000's) Value (000's)		Commercial Services - 0.43%
Advertising - 0.04%			APX Group Inc
Imagine! Print Solutions Inc			7.50%, 02/02/2024(r)	998	980
11.25%, 06/21/2023(r)	$427	$378	US LIBOR + 5.00%
US LIBOR + 8.75%			ASGN Inc
Lamar Media Corp			4.50%, 02/21/2025(r)	129	129
4.31%, 03/14/2025(r)	453	452	US LIBOR + 2.00%
US LIBOR + 1.75%			Cambium Learning Group Inc
		$830	6.99%, 12/18/2025(r)	1,262	1,240
Apparel - 0.05%			US LIBOR + 4.50%
Hanesbrands Inc			Cenveo Corp
4.25%, 12/15/2024(r)	906	903	11.52%, 06/07/2023(r)	811	748
US LIBOR + 1.75%			Global Payments Inc
Automobile Manufacturers - 0.03%			4.25%, 10/10/2025(r)	318	315
EnTrans International LLC			US LIBOR + 1.75%
8.49%, 11/02/2024(r)	628	619	PSC Industrial Outsourcing LP
US LIBOR + 6.00%			10.99%, 10/13/2025(r)	980	931
			US LIBOR + 8.50%
Automobile Parts & Equipment - 0.21%			Quad/Graphics Inc
GC EOS Buyer Inc			7.50%, 12/18/2025(r)	1,128	1,124
7.01%, 06/27/2025(r)	1,995	1,970	US LIBOR + 5.00%
US LIBOR + 4.00%			Refinitiv US Holdings Inc
Superior Industries International Inc			6.24%, 09/18/2025(r)	1,927	1,896
6.52%, 03/22/2024(r)	1,477	1,440	US LIBOR + 3.75%
US LIBOR + 4.50%			United Rentals North America Inc
Truck Hero Inc			4.25%, 10/03/2025(r)	817	814
6.25%, 05/16/2024(r)	635	621	US LIBOR + 1.75%
US LIBOR + 3.75%					$8,177
		$4,031
Building Materials - 0.29%			Computers - 0.14%
			24-7 Intouch Inc
Airxcel Inc			6.74%, 08/20/2025(r)	413	399
11.24%, 04/27/2026(r)	567	513	US LIBOR + 4.25%
US LIBOR + 8.75%			McAfee LLC
American Bath Group LLC			10.99%, 09/29/2025(r)	1,833	1,854
7.05%, 09/30/2023(r)	3,351	3,334	US LIBOR + 8.50%
US LIBOR + 4.25%			Science Applications International Corp
JELD-WEN Inc			4.25%, 11/05/2025(r)	443	439
4.80%, 12/14/2024(r)	963	946	US LIBOR + 1.75%
US LIBOR + 2.00%					$2,692
Summit Materials LLC
4.50%, 11/21/2024(r)	720	715	Consumer Products - 0.10%
US LIBOR + 2.00%			Champ Acquisition Corp
		$5,508	8.13%, 12/17/2025(r)	1,253	1,251
			US LIBOR + 5.50%
Chemicals - 0.20%			Diamond BC BV
Addivant USA Holdings Corp			5.74%, 07/25/2024(r)	643	619
7.54%, 08/17/2025(r)	649	647	US LIBOR + 3.00%
Axalta Coating Systems US Holdings Inc					$1,870
4.55%, 06/21/2024(r)	757	749
US LIBOR + 1.75%			Distribution & Wholesale - 0.02%
Consolidated Energy Finance SA			American Builders & Contractors Supply Co Inc
4.99%, 05/07/2025(r)	436	422	4.50%, 10/31/2023(r)	432	429
US LIBOR + 2.50%			US LIBOR + 2.00%
Polymer Additives Inc			Diversified Financial Services - 0.04%
8.49%, 07/25/2025(r)	1,029	926	MMTEC Inc
			0.00%, 02/27/2026(r),(s)	822	814

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund February 28, 2019 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Diversified Operations - 0.01%			Home Furnishings - 0.03%
Belfor Holdings Inc			TGP Holdings III LLC
0.00%, 02/13/2026(r),(s)	$175	$176	11.30%, 09/25/2025(r)	$516	$495
Electric - 0.15%			US LIBOR + 8.50%
AES Corp/VA			Insurance - 0.31%
4.46%, 05/31/2022(r)	1,143	1,142	AIS Holdco LLC
US LIBOR + 1.75%			7.80%, 08/15/2025(r)	293	286
Star West Generation LLC			US LIBOR + 5.00%
7.25%, 03/13/2020(r)	1,126	1,085	Amynta Agency Borrower Inc
US LIBOR + 4.75%			10.99%, 03/02/2026(r)	1,074	1,047
Vistra Operations Co LLC			US LIBOR + 8.50%
4.48%, 12/31/2025(r)	637	634	Confie Seguros Holding II Co
US LIBOR + 2.00%			7.38%, 04/19/2022(r)	2,585	2,575
		$2,861	US LIBOR + 5.25%
Engineering & Construction - 0.06%			11.24%, 10/31/2025(r)	1,162	1,136
Hamilton Holdco LLC			US LIBOR + 8.50%
4.81%, 06/02/2025(r)	670	667	Newport Group Holdings II Inc
US LIBOR + 2.00%			6.54%, 08/08/2025(r)	890	881
Qualtek USA LLC			US LIBOR + 3.75%
8.49%, 07/18/2025(r)	596	583			$5,925
US LIBOR + 5.75%			Internet - 0.15%
		$1,250	Uber Technologies Inc
Entertainment - 0.03%			5.98%, 07/13/2023(r)	976	971
Allen Media LLC			US LIBOR + 3.50%
9.14%, 09/22/2023(r)	526	506	Web.com Group Inc
US LIBOR + 6.50%			10.27%, 09/17/2026(r)	1,857	1,820
Environmental Control - 0.02%			US LIBOR + 7.75%
Concrete Pumping Merger Sub Inc					$2,791
8.81%, 11/14/2025(r)	97	94	Investment Companies - 0.17%
Innovative Water Care Global Corp			TKC Holdings Inc
0.00%, 02/27/2026(r),(s)	371	353	10.50%, 01/31/2024(r)	3,337	3,240
		$447	US LIBOR + 8.00%
Food - 0.25%			Iron & Steel - 0.09%
Give & Go Prepared Foods Corp			Can Am Construction Inc/Canada
7.05%, 07/29/2023(r)	1,595	1,469	7.50%, 07/01/2024(r)	1,767	1,723
US LIBOR + 4.25%			US LIBOR + 5.00%
JBS USA LUX SA			Leisure Products & Services - 0.05%
5.26%, 10/30/2022(r)	297	296	Recess Holdings Inc
US LIBOR + 2.50%			10.40%, 09/29/2025(r)	790	754
Post Holdings Inc			US LIBOR + 7.75%
4.49%, 05/17/2024(r)	427	425	Topgolf International Inc
US LIBOR + 2.00%			8.02%, 02/08/2026(r)	298	298
United Natural Foods Inc					$1,052
6.74%, 10/18/2025(r)	3,000	2,652	Lodging - 0.01%
US LIBOR + 4.25%			Wyndham Hotels & Resorts Inc
		$4,842	4.24%, 05/30/2025(r)	190	188
Food Service - 0.07%			US LIBOR + 1.75%
Aramark Services Inc			Media - 0.58%
4.25%, 03/11/2025(r)	1,279	1,272	Charter Communications Operating LLC
US LIBOR + 1.75%			4.50%, 04/13/2025(r)	369	368
Healthcare - Products - 0.19%			US LIBOR + 2.00%
LifeScan Global Corp			CSC Holdings LLC
8.80%, 10/01/2024(r)	1,288	1,235	4.74%, 07/17/2025(r)	676	667
US LIBOR + 6.00%			US LIBOR + 2.25%
VVC Holding Corp			iHeartCommunications Inc
7.20%, 02/07/2026(r)	2,417	2,402	0.00%, 01/30/2019(a),(r)	4,263	2,972
US LIBOR + 4.50%			US LIBOR + 6.75%
		$3,637	MediArena Acquisition BV
Healthcare - Services - 0.27%			0.00%, 08/13/2021(r),(s)	1,003	994
Air Methods Corp			US LIBOR + 5.75%
6.30%, 04/12/2024(r)	1,007	815	11.81%, 08/13/2022(r)	1,000	981
US LIBOR + 3.50%			Mission Broadcasting Inc
Phoenix Guarantor Inc			4.76%, 01/17/2024(r)	275	271
0.00%, 02/12/2026(r),(s)	1,248	1,235	US LIBOR + 2.25%
RegionalCare Hospital Partners Holdings Inc			Nexstar Broadcasting Inc
6.98%, 11/14/2025(r)	3,064	3,059	4.74%, 01/17/2024(r)	1,519	1,498
US LIBOR + 4.50%			US LIBOR + 2.25%
		$5,109

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund February 28, 2019 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)			(continued)	Amount (000’s) Value (000’s)
Media (continued)				Retail (continued)
Sequel Merger Sub II LLC				EG America LLC
7.55%, 06/28/2025(r)		$515	$506	6.81%, 02/07/2025(r)	$947	$921
Unitymedia Finance LLC				US LIBOR + 4.00%
4.49%, 06/01/2023(r)		560	556	GOBP Holdings Inc
US LIBOR + 2.00%				10.05%, 10/22/2026(r)	397	389
4.74%, 09/30/2025(r)		999	993	US LIBOR + 7.25%
US LIBOR + 2.25%				JC Penney Corp Inc
UPC Financing Partnership				6.88%, 06/23/2023(r)	2,483	2,182
4.99%, 01/15/2026(r)		313	313	US LIBOR + 4.25%
US LIBOR + 2.50%				PFC Acquisition Corp
Virgin Media Bristol LLC				0.00%, 02/07/2026(r),(s)	265	263
4.99%, 01/15/2026(r)		425	422	US LIBOR + 6.50%
US LIBOR + 2.50%				SP PF Buyer LLC
Ziggo Secured Finance Partnership				7.32%, 12/19/2025(r)	1,308	1,288
4.99%, 04/15/2025(r)		632	624	US LIBOR + 4.50%
US LIBOR + 2.50%						$6,681
			$11,165	Semiconductors - 0.02%
Metal Fabrication & Hardware - 0.13%				Brooks Automation Inc
Eco-Bat Technologies Ltd				5.69%, 10/04/2024(r)	78	78
12.00%, PIK 11.00%, 03/31/2022(l),(p),(r)	EUR	6,350	2,456	US LIBOR + 3.00%
Miscellaneous Manufacturers - 0.13%				Microchip Technology Inc
4L Technologies Inc/NV				4.50%, 05/29/2025(r)	250	249
6.99%, 05/08/2020(r)		$2,486	2,446	US LIBOR + 2.00%
US LIBOR + 4.50%						$327
Oil & Gas - 0.20%				Software - 0.32%
California Resources Corp				Dun & Bradstreet Corp/The
7.24%, 11/14/2022(r)		184	181	0.00%, 01/30/2026(r),(s)	1,245	1,245
US LIBOR + 4.75%				US LIBOR + 5.00%
Gavilan Resources LLC				Evergreen Skills Lux Sarl
8.49%, 03/01/2024(r)		680	539	10.74%, 04/28/2022(r)	1,554	624
US LIBOR + 6.00%				US LIBOR + 8.25%
Seadrill Operating LP				First Data Corp
8.80%, 02/12/2021(r)		3,738	3,118	4.49%, 07/08/2022(r)	1,177	1,176
US LIBOR + 6.00%				US LIBOR + 2.00%
			$3,838	IQVIA Inc
Packaging & Containers - 0.11%				4.25%, 06/11/2025(r)	996	989
Schur Flexibles GmbH				US LIBOR + 1.75%
0.00%, 12/24/2025(r),(s)	EUR	2,000	2,138	4.80%, 01/17/2025(r)	591	589
Pharmaceuticals - 0.06%				US LIBOR + 2.00%
Bausch Health Americas Inc				Mitchell International Inc
5.26%, 11/14/2025(r)		$366	365	5.74%, 11/20/2024(r)	648	631
US LIBOR + 2.75%				US LIBOR + 3.25%
Grifols Worldwide Operations USA Inc				Vero Parent Inc
4.67%, 01/31/2025(r)		833	829	6.99%, 08/16/2024(r)	949	944
US LIBOR + 2.25%				US LIBOR + 4.50%
			$1,194			$6,198
Pipelines - 0.40%				Telecommunications - 0.66%
Southcross Energy Partners LP				Global Tel*Link Corp
7.05%, 08/04/2021(r)		8,618	7,744	6.74%, 11/20/2025(r)	317	316
US LIBOR + 4.25%				US LIBOR + 4.25%
				10.74%, 11/29/2026(r)	1,864	1,814
Real Estate - 0.08%				US LIBOR + 8.25%
Toys R Us Property Co I LLC				Intelsat Jackson Holdings SA
0.00%, 08/21/2019(a),(r)		1,646	1,494	6.23%, 11/27/2023(r)	3,616	3,612
US LIBOR + 5.00%				US LIBOR + 3.75%
REITs - 0.05%				Maxar Technologies Ltd
Iron Mountain Inc				5.25%, 10/05/2024(r)	1,766	1,511
4.25%, 01/02/2026(r)		1,024	1,003	US LIBOR + 2.75%
US LIBOR + 1.75%				MLN US Holdco LLC
Retail - 0.35%				6.99%, 11/30/2025(r)	743	738
1011778 BC ULC				US LIBOR + 4.50%
4.74%, 02/16/2024(r)		1,152	1,142	Plantronics Inc
US LIBOR + 2.25%				5.04%, 06/02/2025(r)	616	613
Del Frisco's Restaurant Group Inc				US LIBOR + 2.50%
8.50%, 06/27/2025(r)		511	496	Securus Technologies Holdings Inc
US LIBOR + 6.00%				6.99%, 11/01/2024(r)	1,479	1,470
				10.74%, 11/01/2025(r)	645	628

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund February 28, 2019 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			Maturity
(continued)	Amount (000’s) Value (000’s)		REPURCHASE AGREEMENTS - 11.99%	Amount (000's) Value (000's)
Telecommunications (continued)			Banks - 11.99%
Telenet Financing USD LLC			Barclays Repurchase Agreement on securities sold	$6,459	$6,454
4.74%, 08/15/2026(r)	$379	$373	short; 1.75% dated 02/13/2019 (collateralized
US LIBOR + 2.25%			by Comision Federal de Electricidad;
US TelePacific Corp			$7,724,476; 6.13%; dated 06/16/45)(w)
7.80%, 05/02/2023(r)	1,696	1,663	Merrill Lynch Repurchase Agreement on	52,296	52,293
US LIBOR + 5.00%			securities sold short; 1.70% dated 02/28/2019
		$12,738	maturing 03/01/2019 (collateralized by United
Textiles - 0.06%			States Treasury Note/Bond; $52,234,868;
ASP Unifrax Holdings Inc			2.50%; dated 01/31/24)
6.53%, 11/05/2025(r)	660	628	Merrill Lynch Repurchase Agreement on	3,158	3,147
US LIBOR + 3.75%			securities sold short; 1.85% dated 12/20/2018
11.28%, 11/05/2026(r)	659	607	(collateralized by Republic of South Africa
US LIBOR + 8.50%			Government International Bond; $3,324,188;
		$1,235	4.85%; dated 09/27/27)(w)
Transportation - 0.11%			Merrill Lynch Repurchase Agreement on	3,988	3,988
Gruden Acquisition Inc			securities sold short; 1.86% dated 02/27/2019
8.30%, 08/18/2022(r)	957	941	(collateralized by Mexico Government
US LIBOR + 5.50%			International Bond; $3,985,302; 4.15%; dated
Navios Maritime Partners LP			03/28/27)(w)
7.78%, 09/14/2020(r)	1,173	1,163	Merrill Lynch Repurchase Agreement on	1,232	1,227
US LIBOR + 5.00%			securities sold short; 2.00% dated 12/20/2018
		$2,104	(collateralized by Mexico Government
TOTAL SENIOR FLOATING RATE INTERESTS		$132,389	International Bond; $1,238,749; 4.13%; dated
U.S. GOVERNMENT & GOVERNMENT	Principal		01/21/26)(w)
AGENCY OBLIGATIONS - 25.67%	Amount (000's) Value (000's)		Merrill Lynch Repurchase Agreement on	6,367	6,342
Federal National Mortgage Association (FNMA) - 1.25%			securities sold short; 2.00% dated 12/20/2018
5.00%, 03/01/2048(t)	$22,938	$24,053	(collateralized by Mexico Government
U.S. Treasury - 22.12%			International Bond; $6,402,010; 3.75%; dated
1.13%, 02/28/2021(o)	8,063	7,843	01/11/28)(w)
1.38%, 02/29/2020(o)	4,339	4,289	Merrill Lynch Repurchase Agreement on	2,956	2,944
1.38%, 04/30/2020(o)	11,960	11,798	securities sold short; 2.00% dated 12/20/2018
1.38%, 05/31/2020(o)	15,995	15,763	(collateralized by Republic of South Africa
1.63%, 02/15/2026(o)	8,840	8,283	Government International Bond; $3,109,725;
1.75%, 11/30/2019(o)	7,100	7,058	4.85%; dated 09/27/27)(w)
2.00%, 02/15/2025(o)	23,250	22,499	Merrill Lynch Repurchase Agreement on	1,348	1,343
2.13%, 02/29/2024(o)	32,215	31,605	securities sold short; 2.00% dated 12/20/2018
2.25%, 12/31/2023(o)	13,206	13,043	(collateralized by Mexico Government
2.25%, 11/15/2027	22,366	21,608	International Bond; $1,370,872; 5.55%; dated
2.38%, 02/29/2024(o)	11,001	10,932	01/21/45)(w)
2.50%, 05/31/2020(o)	12,007	11,998	Merrill Lynch Repurchase Agreement on	4,374	4,367
2.50%, 02/28/2021	46,385	46,372	securities sold short; 2.00% dated 01/29/2019
2.50%, 01/15/2022(o)	13,471	13,472	(collateralized by Republic of South Africa
2.50%, 05/15/2024(o)	7,251	7,235	Government International Bond; $4,469,173;
2.50%, 02/28/2026	5,270	5,229	5.88%; dated 06/22/30)(w)
2.63%, 05/15/2021(o)	1,119	1,121	Merrill Lynch Repurchase Agreement on	952	948
2.63%, 12/31/2023(o)	20,628	20,722	securities sold short; 2.15% dated 12/20/2018
2.63%, 01/31/2026(o)	71,000	71,078	(collateralized by Republic of South Africa
2.75%, 09/30/2020(o)	35,315	35,420	Government International Bond; $1,001,511;
2.75%, 08/31/2025(o)	17,170	17,319	4.30%; dated 10/12/28)(w)
2.88%, 10/31/2020(o)	23,611	23,735	Merrill Lynch Repurchase Agreement on	1,317	1,311
2.88%, 11/15/2021(o)	292	295	securities sold short; 2.20% dated 12/20/2018
3.00%, 02/15/2047	773	762	(collateralized by Mexico Government
3.13%, 11/15/2028(o)	7,555	7,818	International Bond; $1,323,724; 3.75%; dated
3.38%, 11/15/2019(o)	7,100	7,140	01/11/28)(w)
		$424,437	Merrill Lynch Repurchase Agreement on	545	543
U.S. Treasury Bill - 2.30%			securities sold short; 2.20% dated 12/20/2018
2.30%, 06/20/2019(u)	25,000	24,815	(collateralized by Mexico Government
2.34%, 03/21/2019(c),(u)	13,000	12,983	International Bond; $547,781; 3.75%; dated
2.34%, 07/18/2019(u)	3,275	3,245	01/11/28)(w)
2.36%, 08/15/2019(u),(v)	3,185	3,149	Merrill Lynch Repurchase Agreement on	961	957
		$44,192	securities sold short; 2.25% dated 12/20/2018
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY			(collateralized by Mexico Government
OBLIGATIONS		$492,682	International Bond; $965,596; 3.75%; dated
			01/11/28)(w)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2019 (unaudited)

	Maturity		(h) Security or a portion of the security was pledged to cover margin requirements
REPURCHASE AGREEMENTS (continued)	Amount (000’s)	Value (000’s)	for swap and/or swaption contracts. At the end of the period, the value of these
Banks (continued)			securities totaled $71 or 0.00% of net assets.
Merrill Lynch Repurchase Agreement on	$3,598	$3,598	(i) All or a portion of this security is owned by the GMS Cayman Corporation,
securities sold short; 2.62% dated 02/28/2019			which is a 100% owned subsidiary of the fund.
maturing 03/01/2019 (collateralized by United			(j) Affiliated Security. Security is either an affiliate (and registered under the
States Treasury Note/Bond; $3,597,974;			Investment Company Act of 1940) or an affiliate as defined by the Investment
1.38%; dated 09/15/20)			Company Act of 1940 (controls 5.0% or more of the outstanding voting
Merrill Lynch Repurchase Agreement on	3,995	3,995	shares of the security). Please see affiliated sub-schedule for transactional
securities sold short; 2.65% dated 02/28/2019			information.
maturing 03/01/2019 (collateralized by United			(k) Perpetual security. Perpetual securities pay an indefinite stream of interest,
States Treasury Note/Bond; $3,951,706;			but they may be called by the issuer at an earlier date. Date shown, if any,
1.88%; dated 08/31/24)			reflects the next call date or final legal maturity date. Rate shown is as of
Merrill Lynch Repurchase Agreement on	14,234	14,233	period end.
securities sold short; 2.70% dated 02/28/2019			(l) Payment in kind; the issuer has the option of paying additional securities in
maturing 03/01/2019 (collateralized by United			lieu of cash.
States Treasury Note/Bond; $14,210,899;			(m) Security purchased on a when-issued basis.
2.38%; dated 05/15/27)			(n) Rate shown is as of period end. The rate may be a variable or floating rate or
Merrill Lynch Repurchase Agreement on	2,845	2,845	a fixed rate which may convert to a variable or floating rate in the future.
securities sold short; 2.70% dated 02/28/2019			(o) Security or portion of the security was pledged as collateral for reverse
maturing 03/01/2019 (collateralized by United			repurchase agreements. At the end of the period, the value of these securities
States Treasury Note/Bond; $2,843,683;			totaled $421,828 or 21.98% of net assets.
2.88%; dated 04/30/25)			(p) Certain variable rate securities are not based on a published reference rate
Merrill Lynch Repurchase Agreement on	33,592	33,589	and spread but are determined by the issuer or agent and are based on current
securities sold short; 2.70% dated 02/28/2019			market conditions. These securities do not indicate a reference rate and
maturing 03/01/2019 (collateralized by United			spread in their description. Rate shown is the rate in effect as of period end.
States Treasury Note/Bond; $33,539,327;			(q) Security is an Interest Only Strip.
2.88%; dated 11/30/25)			(r) Rate information disclosed is based on an average weighted rate of the
Merrill Lynch Repurchase Agreement on	44,678	44,675	underlying tranches as of period end.
securities sold short; 2.70% dated 02/28/2019			(s) This Senior Floating Rate Note will settle after February 28, 2019, at which
maturing 03/01/2019 (collateralized by United			time the interest rate will be determined.
States Treasury Note/Bond; $44,662,784;			(t) Security was purchased in a "to-be-announced" ("TBA") transaction. See
2.50%; dated 02/28/21)			Notes to Financial Statements for additional information.
Merrill Lynch Repurchase Agreement on	35,357	35,354	(u) Rate shown is the discount rate of the original purchase.
securities sold short; 2.70% dated 02/28/2019			(v) Security or a portion of the security was pledged to cover margin requirements
maturing 03/01/2019 (collateralized by United			for futures contracts. At the end of the period, the value of these securities
States Treasury Note/Bond; $35,346,889;			totaled $840 or 0.04% of net assets.
2.50%; dated 02/15/22)			(w) Although the maturity date of the repurchase agreement is open-ended
Merrill Lynch Repurchase Agreement on	5,850	5,849	through the maturity date of the collateral, the Fund has a right to terminate
securities sold short; 2.70% dated 02/28/2019			the repurchase agreement and demand repayment from the counterparty at
maturing 03/01/2019 (collateralized by United			any time with two days' notice or less. During periods of high demand for the
States Treasury Note/Bond; $5,848,103;			collateral security, the fund may also pay the counterparty a fee.
2.50%; dated 02/15/22)
		$230,002	Portfolio Summary (unaudited)
TOTAL REPURCHASE AGREEMENTS		$230,002	Sector	Percent
TOTAL PURCHASED OPTIONS - 0.26%		$4,998	Government	37.59%
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.01% $		282	Financial	22.49%
Total Investments		$2,496,544	Investment Companies	13.82%
Other Assets and Liabilities - (30.10)%		(577,662)	Consumer, Non-cyclical	9.16%
TOTAL NET ASSETS - 100.00%		$1,918,882	Communications	7.74%
			Industrial	6.70%
(a) Non-income producing security			Mortgage Securities	6.64%
(b)	Security exempt from registration under Rule 144A of the Securities Act of		Consumer, Cyclical	6.14%
1933. These securities may be resold in transactions exempt from registration,			Technology	5.44%
normally to qualified institutional buyers. At the end of the period, the value of			Asset Backed Securities	5.07%
these securities totaled $268,957 or 14.02% of net assets.			Energy	4.08%
(c)	Security or a portion of the security was pledged as collateral for short sales.		Basic Materials	3.15%
At the end of the period, the value of these securities totaled $103,172 or			Utilities	1.67%
5.38% of net assets.			Purchased Options	0.26%
(d)	Restricted Security. Please see Restricted Security Sub-Schedule for more		Diversified	0.10%
information.			Revenue Bonds	0.04%
(e)	Fair value of these investments is determined in good faith by the Manager		Purchased Interest Rate Swaptions	0.01%
under procedures established and periodically reviewed by the Board of			Investments Sold Short	(28.47)%
Directors. Certain inputs used in the valuation may be unobservable; however,			Other Assets and Liabilities	(1.63)%
each security is evaluated individually for purposes of ASC 820 which results			TOTAL NET ASSETS	100.00%
in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $14,198 or
0.74% of net assets.
(f)	The value of these investments was determined using significant unobservable inputs.
(g) Current yield shown is as of period end.

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2019 (unaudited)

Affiliated Securities		August 31, 2018				Purchases		Sales		February 28, 2019
		Value				Cost		Proceeds			Value
Principal Government Money Market Fund 2.33%	$		395,686		$		1,090,002		$1,253,652			$232,036
	$		395,686		$		1,090,002		$1,253,652			$232,036

				Realized Gain/Loss				Realized Gain from			Change in Unrealized
		Income		on Investments				Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund 2.33%		$3,776	$				— $			— $		—
		$3,776	$				— $			— $		—
Amounts in thousands

Restricted Securities

Security Name			Acquisition Date						Cost		Value	Percent of Net Assets
A. Schulman Inc.			08/22/2018				$		5		$1	0.00%
Airbnb, Inc - 0.00%			06/24/2015						157		185	0.01%
Birst Inc			06/15/2017						23		1	0.00%
DraftKings Inc			12/04/2014						89		138	0.01%
Element Comm Aviation			06/15/2015						2,800		2,424	0.13%
Forward Venture Services LLC - 0.00%			11/20/2014						170		312	0.02%
Jand Inc			04/23/2015						19		23	0.00%
Jand Inc - 0.00%			04/23/2015						43		52	0.00%
Klarna Holding AB			08/07/2015						89		109	0.01%
Lithium Technology Corp - 0.00%			04/16/2015						21		1	0.00%
Marklogic Corp - 0.00%			04/27/2015						172		149	0.01%
Panera Bread Co		01/26/2012-07/19/2017							—		19	0.00%
Pinterest Inc - 0.00%			03/16/2015						627		449	0.03%
SunEdison Inc - 0.00%, 10/01/2018			01/08/2018						400		8	0.00%
SunEdison Inc - 0.00%, 01/01/2021			01/08/2018						815		15	0.00%
SunEdison Inc - 0.00%, 01/15/2020			01/08/2018						1,425		30	0.00%
Uber Technologies Inc - 0.00%			06/05/2014						222		622	0.03%
Veracode Inc - 0.00%			04/18/2017						24		3	0.00%
WeWork Cos Inc			12/08/2014						6		24	0.00%
WeWork Cos Inc Series D-1 - 0.00%			12/08/2014						81		331	0.02%
WeWork Cos Inc Series D-2 - 0.00%			12/08/2014						64		260	0.01%
Total											$5,156	0.28%
Amounts in thousands.

Options

									Upfront		Unrealized
		Contracts/							Payments/		Appreciation/
Purchased Options Outstanding	Counterparty	Shares		Notional Amount			Exercise Price	Expiration Date		(Premiums)	Fair Value	(Depreciation)
Call - Mellanox Technologies Ltd	N/A	134		$13			$85.00	03/18/2019		$89	$302	$213
Put - Bristol-Myers Squibb Co	N/A	20		$2			$50.00	06/24/2019		9	6	(3)
Put - Intelsat SA	N/A	512		$51			$18.00	04/22/2019		44	37	(7)
Put - iShares Russell 2000 ETF	N/A	295		$30			$142.00	04/01/2019		59	13	(46)
Put - iShares Russell 2000 ETF	N/A	295		$30			$140.00	04/01/2019		74	10	(64)
Put - iShares Russell 2000 ETF	N/A	929		$93			$140.00	07/01/2019		293	153	(140)
Put - iShares Russell 2000 ETF	N/A	295		$30			$141.00	04/01/2019		67	11	(56)
Put - Materials Select Sector SPDR	N/A	179		$18			$51.00	03/18/2019		27	1	(26)
Fund
Put - S&P 500 Index	N/A	118		$12		$2,375.00		12/23/2019		1,365	552	(813)
Put - S&P 500 Index	N/A	120		$12		$2,450.00		06/24/2019		938	229	(709)
Put - S&P 500 Index	N/A	120		$12		$2,650.00		09/23/2019		1,147	891	(256)
Put - S&P 500 Index	N/A	121		$12		$2,500.00		03/18/2019		1,230	10	(1,220)
Put - SPDR S&P 500 ETF Trust	N/A	114		$11			$271.00	05/20/2019		96	48	(48)
Put - SPDR S&P 500 ETF Trust	N/A	110		$11			$257.00	04/01/2019		32	7	(25)
Put - SPDR S&P 500 ETF Trust	N/A	145		$15			$265.00	04/22/2019		116	28	(88)
Put - SPDR S&P 500 ETF Trust	N/A	214		$21			$255.00	04/01/2019		68	10	(58)
Put - SPDR S&P 500 ETF Trust	N/A	199		$20			$253.00	07/01/2019		92	59	(33)
Call - AUD versus USD	Barclays Bank PLC	1AUD		3,069		AUD	0.75	12/12/2019		57	30	(27)
Call - AUD versus USD	Barclays Bank PLC	1AUD		3,990		AUD	0.74	04/03/2019		20	1	(19)
Call - AUD versus USD	Barclays Bank PLC	1AUD		4,978		AUD	0.73	05/06/2019		28	14	(14)
Call - EUR versus CNH	Standard Chartered Hong	1	EUR	2,715		EUR	8.00	07/31/2019		17	13	(4)
	Kong
Call - EUR versus CNH	Standard Chartered Hong	1	EUR	9,730		EUR	8.00	07/31/2019		104	47	(57)
	Kong
Call - EUR versus CNH	Standard Chartered Hong	1	EUR	1,810		EUR	8.00	07/31/2019		15	9	(6)
	Kong
Call - EUR versus GBP	Barclays Bank PLC	1	EUR	2,433		EUR	0.87	03/22/2019		19	12	(7)
Call - EUR versus USD	Citigroup Inc	1	EUR	5,115		EUR	1.17	06/24/2019		84	36	(48)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2019 (unaudited)

Options (continued)

							Upfront		Unrealized
		Contracts/					Payments/	Appreciation/
Purchased Options Outstanding	Counterparty	Shares	Notional Amount		Exercise Price	Expiration Date	(Premiums)	Fair Value	(Depreciation)
Call - EUR versus USD	Credit Agricole Co	1 EUR	7,298	EUR	1.18	07/10/2019	$136	$44	$(92)
Call - EUR versus USD	Citigroup Inc	1 EUR	4,865	EUR	1.18	10/04/2019	120	68	(52)
Call - EUR versus USD	Citigroup Inc	1 EUR	5,115	EUR	1.17	06/12/2019	85	33	(52)
Call - NZD versus USD	Barclays Bank PLC	1NZD	3,069	NZD	0.71	12/12/2019	54	31	(23)
Call - USD versus CNH	Standard Chartered Hong	1	$905		$6.85	08/09/2019	11	7	(4)
	Kong
Call - USD versus CNH	Goldman Sachs & Co	1	$25,000		$6.85	08/09/2019	199	173	(26)
Call - USD versus CNH	Goldman Sachs & Co	1	$4,525		$6.85	08/09/2019	37	32	(5)
Call - USD versus CNH	Standard Chartered Hong	1	$7,298		$6.85	08/09/2019	75	51	(24)
	Kong
Call - USD versus CNH	BNP Paribas	1	$2,263		$6.85	08/09/2019	29	16	(13)
Call - USD versus KRW	Goldman Sachs & Co	1	$2,715	$1,145.00		09/04/2019	32	32	—
Call - USD versus MXN	Barclays Bank PLC	1	$9,987		$19.75	03/28/2019	294	42	(252)
Call - USD versus MXN	HSBC Securities Inc	1	$2,715		$20.00	06/19/2019	59	47	(12)
Call - USD versus MXN	Goldman Sachs & Co	1	$2,263		$19.95	05/14/2019	43	25	(18)
Call - USD versus MXN	Barclays Bank PLC	1	$6,766		$19.75	03/28/2019	170	28	(142)
Call - USD versus PHP	Standard Chartered Hong	1	$35,000		$53.50	05/28/2019	120	83	(37)
	Kong
Call - USD versus THB	JPMorgan Chase	1	$70,000		$32.00	05/27/2019	364	361	(3)
Call - USD versus ZAR	Morgan Stanley & Co	1	$543		$14.25	05/08/2019	12	13	1
Call - USD versus ZAR	M3 Capital Partners	1	$4,245		$14.25	05/08/2019	120	104	(16)
Call - USD versus ZAR	Bank of America NA	1	$4,715		$14.25	05/08/2019	136	115	(21)
Call - USD versus ZAR	Morgan Stanley & Co	1	$1,358		$14.25	05/08/2019	27	34	7
Put - EUR versus GBP	Barclays Bank PLC	1 EUR	2,388	EUR	0.88	03/15/2019	43	73	30
Put - EUR versus NOK	Citigroup Inc	1 EUR	2,919	EUR	9.70	03/08/2019	23	5	(18)
Put - USD versus BRL	M3 Capital Partners	1	$973		$3.69	06/14/2019	16	16	—
Put - USD versus BRL	Citigroup Inc	1	$4,092		$3.69	06/14/2019	60	67	7
Put - USD versus CHF	Barclays Bank PLC	1	$5,115		$0.95	12/23/2019	137	75	(62)
Put - USD versus JPY	Citigroup Inc	1	$5,115		$107.00	12/18/2019	108	97	(11)
Put - USD versus JPY	Goldman Sachs & Co	1	$4,865		$106.50	04/26/2019	46	6	(40)
Put - USD versus JPY	Citigroup Inc	1	$7,673		$108.00	03/25/2019	54	4	(50)
Put - USD versus JPY	Credit Agricole Co	1	$7,298		$106.00	04/05/2019	112	3	(109)
Put - USD versus JPY	Barclays Bank PLC	1	$5,115		$107.30	12/12/2019	114	99	(15)
Put - USD versus MXN	Morgan Stanley & Co	1	$3,069		$20.20	03/13/2019	68	141	73
Put - USD versus SEK	Barclays Bank PLC	1	$2,715		$9.00	05/06/2019	34	13	(21)
Put - USD versus SEK	Goldman Sachs & Co	1	$4,525		$9.00	05/06/2019	57	22	(35)
Put - USD versus SEK	Goldman Sachs & Co	1	$4,525		$9.15	05/20/2019	48	59	11
Call - 90 Day Eurodollar Future;	N/A	59	$148		$97.25	12/17/2019	26	28	2
December 2019
Call - 90 Day Eurodollar Future;	N/A	362	$905		$97.63	06/18/2019	10	5	(5)
June 2019
Call - 90 Day Eurodollar Future;	N/A	362	$905		$97.38	06/18/2019	46	50	4
June 2019
Call - 90 Day Eurodollar Future;	N/A	97	$243		$97.38	04/15/2019	29	35	6
June 2020
Call - 90 Day Eurodollar Future;	N/A	97	$243		$97.63	04/15/2019	12	8	(4)
June 2020
Call - 90 Day Eurodollar Future;	N/A	40	$100		$97.50	03/19/2019	1	—	(1)
March 2019
Call - 90 Day Eurodollar Future;	N/A	338	$845		$97.38	03/19/2019	37	27	(10)
March 2019
Call - Canadian Bank Acceptance	N/A	164 CAD	410	CAD	98.00	06/18/2019	7	9	2
Future; June 2019
Call - Canadian Bank Acceptance	N/A	38 CAD	95	CAD	98.00	03/19/2019	2	—	(2)
Future; March 2019
Call - Canadian Bank Acceptance	N/A	81 CAD	203	CAD	97.88	09/17/2019	3	14	11
Future; September 2019
Call - US 10 Year Note Future;	N/A	73	$73		$123.50	03/25/2019	40	3	(37)
June 2019
Put - 90 Day Eurodollar Future;	N/A	59	$148		$97.25	12/17/2019	25	12	(13)
December 2019
Put - 90 Day Eurodollar Future;	N/A	74	$185		$97.13	06/17/2019	12	3	(9)
June 2020
Put - 90 Day Eurodollar Future;	N/A	342	$855		$97.25	06/17/2019	48	30	(18)
June 2021
Put - 90 Day Eurodollar Future;	N/A	195	$488		$97.13	03/19/2019	5	1	(4)
March 2019

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2019 (unaudited)

Options (continued)

								Upfront		Unrealized
		Contracts/						Payments/	Appreciation/
Purchased Options Outstanding	Counterparty	Shares	Notional Amount		Exercise Price	Expiration Date		(Premiums)	Fair Value	(Depreciation)
Put - 90 Day Eurodollar Future;	N/A	810 $	2,025 $		96.25	03/18/2019		$36	$5	$(31)
March 2021
Put - 90 Day Eurodollar Future;	N/A	325 $	813 $		97.25	09/16/2019		70	55	(15)
September 2021
Put - Euribor Future; June 2022	N/A	181 EUR	453	EUR	99.63	05/13/2019		18	21	3
Put - Euribor Future; June 2022	N/A	168 EUR	420	EUR	99.38	06/17/2019		19	6	(13)
Put - Euro Bund 10 Year Bund	N/A	54 EUR	54	EUR	164.00	03/25/2019		39	87	48
Future; June 2019
Put - Japan 10 Year Bond TSE	N/A	32 JPY	32,000	JPY	152.50	04/01/2019		35	41	6
Future; June 2019
Put - US 5 Year Note Future; June	N/A	54 $	54 $		114.75	03/04/2019		5	10	5
2019
Total								$9,658	$4,998	$(4,660)
								Upfront		Unrealized
		Contracts/						Payments/	Appreciation/
Written Options Outstanding	Counterparty	Shares	Notional Amount		Exercise Price	Expiration Date		(Premiums)	Fair Value	(Depreciation)
Call - AbbVie Inc	N/A	5	$1		$85.00	03/18/2019	$	— $	— $	—
Call - AbbVie Inc	N/A	5	$1		$95.00	05/20/2019		(1)	—	1
Call - AbbVie Inc	N/A	5	$1		$87.50	04/19/2019		—	—	—
Call - Accenture PLC	N/A	2	$—		$165.00	03/18/2019		—	—	—
Call - Accenture PLC	N/A	2	$—		$165.00	05/20/2019		—	—	—
Call - Aflac Inc	N/A	8	$1		$50.00	03/18/2019		—	—	—
Call - Aflac Inc	N/A	8	$1		$50.00	05/20/2019		(1)	(1)	—
Call - Allergan PLC	N/A	2	$—		$145.00	03/18/2019		—	—	—
Call - Allergan PLC	N/A	2	$—		$150.00	03/18/2019		—	—	—
Call - Altria Group Inc	N/A	12	$1		$52.50	04/19/2019		—	(1)	(1)
Call - American Eagle Outfitters	N/A	30	$3		$22.00	03/18/2019		(1)	(1)	—
Inc
Call - AmerisourceBergen Corp	N/A	4	$—		$92.50	05/20/2019		(1)	(1)	—
Call - AmerisourceBergen Corp	N/A	4	$—		$90.00	03/18/2019		—	—	—
Call - Amgen Inc	N/A	2	$—		$200.00	04/19/2019		—	—	—
Call - Amgen Inc	N/A	2	$—		$210.00	03/18/2019		—	—	—
Call - Amgen Inc	N/A	2	$—		$195.00	03/18/2019		—	—	—
Call - Apple Inc	N/A	2	$—		$185.00	03/18/2019		—	—	—
Call - Apple Inc	N/A	2	$—		$185.00	04/19/2019		—	—	—
Call - Automatic Data Processing	N/A	2	$—		$155.00	03/18/2019		—	—	—
Inc
Call - Automatic Data Processing	N/A	2	$—		$160.00	05/20/2019		—	—	—
Inc
Call - Best Buy Co Inc	N/A	9	$1		$65.00	04/19/2019		(1)	(4)	(3)
Call - Bristol-Myers Squibb Co	N/A	7	$1		$55.00	03/18/2019		(1)	(1)	—
Call - Bristol-Myers Squibb Co	N/A	8	$1		$55.00	05/20/2019		(2)	(2)	—
Call - Bristol-Myers Squibb Co	N/A	8	$1		$55.00	04/22/2019		(2)	(2)	—
Call - Broadcom Inc	N/A	1	$—		$280.00	04/22/2019		(1)	(1)	—
Call - Broadcom Inc	N/A	1	$—		$300.00	03/18/2019		—	—	—
Call - Broadcom Inc	N/A	1	$—		$310.00	04/19/2019		—	—	—
Call - Broadridge Financial	N/A	3	$—		$110.00	03/18/2019		—	—	—
Solutions Inc
Call - Broadridge Financial	N/A	3	$—		$105.00	06/24/2019		(1)	(1)	—
Solutions Inc
Call - Capital One Financial Corp	N/A	5	$1		$90.00	03/18/2019		—	—	—
Call - Capital One Financial Corp	N/A	10	$1		$85.00	03/18/2019		(1)	(1)	—
Call - Carnival Corp	N/A	12	$1		$60.00	04/19/2019		(1)	(1)	—
Call - CDW Corp/DE	N/A	6	$1		$100.00	06/24/2019		(2)	(2)	—
Call - CF Industries Holdings Inc	N/A	11	$1		$45.00	03/18/2019		—	—	—
Call - Cigna Corp	N/A	3	$—		$200.00	03/18/2019		(1)	—	1
Call - Citigroup Inc	N/A	6	$1		$67.50	04/19/2019		(1)	(1)	—
Call - Citigroup Inc	N/A	6	$1		$65.00	03/18/2019		(1)	(1)	—
Call - Citigroup Inc	N/A	6	$1		$67.50	03/18/2019		—	—	—
Call - Cummins Inc	N/A	2	$—		$155.00	03/18/2019		(1)	—	1
Call - Cummins Inc	N/A	5	$1		$160.00	03/18/2019		(1)	(1)	—
Call - CVS Health Corp	N/A	9	$1		$70.00	03/18/2019		(1)	—	1
Call - CVS Health Corp	N/A	6	$1		$72.50	04/19/2019		(1)	—	1
Call - Delta Air Lines Inc	N/A	8	$1		$52.50	03/18/2019		—	—	—
Call - Dick's Sporting Goods Inc	N/A	16	$2		$40.00	04/19/2019		(3)	(4)	(1)
Call - Dominion Energy Inc	N/A	5	$1		$80.00	04/22/2019		(1)	—	1
Call - Domtar Corp	N/A	9	$1		$57.50	04/19/2019		(1)	(1)	—

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2019 (unaudited)

Options (continued)

									Upfront		Unrealized
		Contracts/							Payments/	Appreciation/
Written Options Outstanding	Counterparty	Shares		Notional Amount		Exercise Price	Expiration Date		(Premiums)	Fair Value	(Depreciation)
Call - Domtar Corp	N/A	4		$—		$55.00	03/18/2019	$	— $	— $	—
Call - Eaton Corp PLC	N/A	5		$1		$80.00	03/18/2019		—	—	—
Call - EURO STOXX 50 Price	N/A	2	EUR	—	EUR	3,125.00	04/21/2019		(2)	(4)	(2)
EUR Index
Call - FirstEnergy Corp	N/A	20		$2		$41.00	04/22/2019		(1)	(2)	(1)
Call - FirstEnergy Corp	N/A	10		$1		$41.00	03/18/2019		—	—	—
Call - FTSE 100 Index	N/A	1	GBP	—	GBP	7,100.00	04/21/2019		(2)	(1)	1
Call - FTSE 100 Index	N/A	1	GBP	—	GBP	7,125.00	03/18/2019		(1)	—	1
Call - Gilead Sciences Inc	N/A	1		$—		$75.00	03/18/2019		—	—	—
Call - Gilead Sciences Inc	N/A	3		$—		$70.00	04/19/2019		—	—	—
Call - Hewlett Packard Enterprise	N/A	25		$3		$18.00	05/20/2019		—	—	—
Co
Call - Hewlett Packard Enterprise	N/A	25		$3		$17.00	03/18/2019		(1)	(1)	—
Co
Call - Home Depot Inc/The	N/A	2		$—		$190.00	03/18/2019		—	—	—
Call - Home Depot Inc/The	N/A	4		$—		$200.00	04/19/2019		(1)	—	1
Call - Honeywell International Inc	N/A	2		$—		$160.00	06/24/2019		(1)	(1)	—
Call - Illinois Tool Works Inc	N/A	2		$—		$150.00	06/24/2019		(1)	(1)	—
Call - Illinois Tool Works Inc	N/A	2		$—		$145.00	03/18/2019		—	—	—
Call - Intelsat SA	N/A	256		$26		$29.00	04/22/2019		(46)	(42)	4
Call - Intuit Inc	N/A	1		$—		$250.00	04/19/2019		—	—	—
Call - Johnson & Johnson	N/A	5		$1		$140.00	04/19/2019		(1)	(1)	—
Call - Johnson & Johnson	N/A	2		$—		$135.00	03/18/2019		—	—	—
Call - JPMorgan Chase & Co	N/A	6		$1		$110.00	03/18/2019		—	—	—
Call - KLA-Tencor Corp	N/A	11		$1		$120.00	06/24/2019		(3)	(6)	(3)
Call - Kohl's Corp	N/A	6		$1		$80.00	03/18/2019		(1)	(1)	—
Call - Kohl's Corp	N/A	6		$1		$72.50	04/19/2019		(1)	(1)	—
Call - Kohl's Corp	N/A	6		$1		$70.00	03/18/2019		(1)	(1)	—
Call - Lamar Advertising Co	N/A	5		$1		$80.00	03/18/2019		(1)	—	1
Call - Lamar Advertising Co	N/A	10		$1		$80.00	04/22/2019		(1)	(1)	—
Call - LPL Financial Holdings Inc	N/A	7		$1		$80.00	03/18/2019		(1)	—	1
Call - Marathon Petroleum Corp	N/A	6		$1		$70.00	03/18/2019		—	—	—
Call - Marathon Petroleum Corp	N/A	6		$1		$70.00	04/19/2019		(1)	(1)	—
Call - Mastercard Inc	N/A	2		$—		$230.00	03/18/2019		—	—	—
Call - Merck & Co Inc	N/A	5		$1		$80.00	04/22/2019		(1)	(2)	(1)
Call - Merck & Co Inc	N/A	5		$1		$80.00	03/18/2019		—	(1)	(1)
Call - MetLife Inc	N/A	8		$1		$47.50	04/19/2019		—	—	—
Call - MetLife Inc	N/A	8		$1		$47.50	03/18/2019		—	—	—
Call - Microsoft Corp	N/A	3		$—		$115.00	03/18/2019		(1)	(1)	—
Call - Microsoft Corp	N/A	7		$1		$115.00	04/19/2019		(1)	(2)	(1)
Call - Molson Coors Brewing Co	N/A	6		$1		$67.50	04/22/2019		(1)	—	1
Call - Molson Coors Brewing Co	N/A	6		$1		$65.00	04/22/2019		(1)	(1)	—
Call - Morgan Stanley	N/A	1		$—		$47.00	04/22/2019		—	—	—
Call - Morgan Stanley	N/A	3		$—		$44.00	03/18/2019		—	—	—
Call - NetApp Inc	N/A	1		$—		$70.00	04/19/2019		—	—	—
Call - NetApp Inc	N/A	2		$—		$70.00	03/18/2019		—	—	—
Call - Nexstar Media Group Inc	N/A	14		$1		$95.00	03/18/2019		(2)	(6)	(4)
Call - Omnicom Group Inc	N/A	10		$1		$82.50	04/22/2019		(1)	—	1
Call - Omnicom Group Inc	N/A	5		$1		$80.00	04/19/2019		—	—	—
Call - Oracle Corp	N/A	23		$2		$55.00	04/19/2019		(1)	(1)	—
Call - PACCAR Inc	N/A	6		$1		$73.00	05/20/2019		(1)	(1)	—
Call - PACCAR Inc	N/A	6		$1		$70.00	03/18/2019		—	—	—
Call - Philip Morris International	N/A	7		$1		$87.50	03/18/2019		—	—	—
Inc
Call - Philip Morris International	N/A	7		$1		$90.00	04/19/2019		—	—	—
Inc
Call - Plains GP Holdings LP	N/A	25		$3		$26.00	05/20/2019		(2)	(1)	1
Call - PPL Corp	N/A	26		$3		$32.00	04/22/2019		(1)	(2)	(1)
Call - Prudential Financial Inc	N/A	6		$1		$97.50	03/18/2019		—	—	—
Call - Rockwell Automation Inc	N/A	2		$—		$190.00	04/19/2019		—	—	—
Call - Rockwell Automation Inc	N/A	2		$—		$185.00	03/18/2019		—	—	—
Call - S&P 500 Index	N/A	1		$—	$2,710.00		03/18/2019		(5)	(8)	(3)
Call - S&P 500 Index	N/A	1		$—	$2,685.00		03/18/2019		(6)	(10)	(4)
Call - S&P 500 Index	N/A	1		$—	$2,715.00		04/21/2019		(7)	(10)	(3)
Call - S&P 500 Index	N/A	1		$—	$2,730.00		03/18/2019		(5)	(7)	(2)
Call - Sinclair Broadcast Group Inc	N/A	9		$1		$35.00	03/18/2019		—	(1)	(1)
Call - Sinclair Broadcast Group Inc	N/A	19		$2		$33.00	03/18/2019		(1)	(6)	(5)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2019 (unaudited)

Options (continued)

										Upfront		Unrealized
		Contracts/								Payments/	Appreciation/
Written Options Outstanding	Counterparty	Shares	Notional Amount				Exercise Price	Expiration Date		(Premiums)	Fair Value	(Depreciation)
Call - Southwest Airlines Co	N/A	7		$1			$60.00	03/18/2019	$	— $	— $	—
Call - Southwest Airlines Co	N/A	14		$1			$62.50	04/19/2019		(1)	(1)	—
Call - Starbucks Corp	N/A	5		$1			$75.00	04/19/2019		—	—	—
Call - Texas Instruments Inc	N/A	3		$—			$115.00	04/19/2019		—	—	—
Call - UnitedHealth Group Inc	N/A	2		$—			$280.00	03/18/2019		(1)	—	1
Call - UnitedHealth Group Inc	N/A	2		$—			$290.00	04/19/2019		—	—	—
Call - Viacom Inc	N/A	14		$1			$30.00	03/18/2019		(1)	(1)	—
Call - Viacom Inc	N/A	14		$1			$32.50	06/24/2019		(1)	(1)	—
Call - Visa Inc	N/A	2		$—			$145.00	03/18/2019		—	(1)	(1)
Call - Visa Inc	N/A	2		$—			$155.00	04/19/2019		—	—	—
Call - Walgreens Boots Alliance Inc	N/A	8		$1			$77.50	04/22/2019		(1)	(1)	—
Call - Walgreens Boots Alliance Inc	N/A	5		$1			$77.50	03/18/2019		—	—	—
Call - World Wrestling	N/A	1		$—			$95.00	04/19/2019		—	—	—
Entertainment Inc
Call - World Wrestling	N/A	1		$—			$95.00	03/18/2019		—	—	—
Entertainment Inc
Call - Yum! Brands Inc	N/A	4		$—			$97.50	03/18/2019		—	—	—
Call - Yum! Brands Inc	N/A	4		$—			$97.50	04/22/2019		(1)	(1)	—
Put - EURO STOXX 50 Price EUR	N/A	3	EUR	—	EUR		3,025.00	04/21/2019		(2)	(1)	1
Index
Put - EURO STOXX 50 Price EUR	N/A	1	EUR	—	EUR		3,175.00	03/18/2019		—	—	—
Index
Put - EURO STOXX 50 Price EUR	N/A	3	EUR	—	EUR		3,075.00	04/21/2019		(2)	—	2
Index
Put - FTSE 100 Index	N/A	1	GBP	—	GBP		6,975.00	03/18/2019		(1)	(1)	—
Put - FTSE 100 Index	N/A	1	GBP	—	GBP		7,025.00	03/18/2019		(1)	(1)	—
Put - FTSE 100 Index	N/A	1	GBP	—	GBP		6,825.00	04/21/2019		(1)	(1)	—
Put - FTSE 100 Index	N/A	1	GBP	—	GBP		6,925.00	03/18/2019		—	—	—
Put - FTSE 100 Index	N/A	1	GBP	—	GBP		6,925.00	04/21/2019		(1)	(1)	—
Put - FTSE 100 Index	N/A	1	GBP	—	GBP		7,075.00	03/18/2019		(1)	(1)	—
Put - FTSE 100 Index	N/A	1	GBP	—	GBP		6,750.00	04/21/2019		(1)	(1)	—
Put - FTSE 100 Index	N/A	1	GBP	—	GBP		7,025.00	04/21/2019		(2)	(2)	—
Put - iShares Russell 2000 ETF	N/A	929		$93			$128.00	07/01/2019		(125)	(66)	59
Put - iShares Russell 2000 ETF	N/A	885		$89			$122.00	04/01/2019		(30)	(4)	26
Put - Materials Select Sector SPDR	N/A	179		$18			$46.00	03/18/2019		(8)	—	8
Fund
Put - Russell 1000 Index	N/A	1		$—	$1,445.00			04/21/2019		(1)	—	1
Put - Russell 1000 Index	N/A	1		$—	$1,590.00			03/18/2019		(2)	(3)	(1)
Put - S&P 500 Index	N/A	1		$—	$2,620.00			04/21/2019		(2)	(1)	1
Put - S&P 500 Index	N/A	1		$—	$2,655.00			04/21/2019		(3)	(2)	1
Put - S&P 500 Index	N/A	1		$—	$2,755.00			03/18/2019		(1)	(1)	—
Put - S&P 500 Index	N/A	1		$—	$2,610.00			04/21/2019		(3)	(1)	2
Put - S&P 500 Index	N/A	1		$—	$2,650.00			04/21/2019		(4)	(2)	2
Put - S&P 500 Index	N/A	118		$12	$2,175.00			12/23/2019		(822)	(315)	507
Put - S&P 500 Index	N/A	1		$—	$2,695.00			03/18/2019		(2)	(1)	1
Put - S&P 500 Index	N/A	121		$12	$2,300.00			03/18/2019		(682)	—	682
Put - S&P 500 Index	N/A	1		$—	$2,720.00			03/18/2019		(2)	(1)	1
Put - S&P 500 Index	N/A	1		$—	$2,705.00			03/18/2019		(2)	(1)	1
Put - S&P 500 Index	N/A	120		$12	$2,425.00			09/23/2019		(684)	(435)	249
Put - S&P 500 Index	N/A	1		$—	$2,750.00			04/21/2019		(3)	(4)	(1)
Put - S&P 500 Index	N/A	1		$—	$2,675.00			03/18/2019		(1)	—	1
Put - S&P 500 Index	N/A	1		$—	$2,690.00			04/21/2019		(2)	(2)	—
Put - S&P 500 Index	N/A	68		$7	$2,175.00			06/24/2019		(276)	(43)	233
Put - S&P 500 Index	N/A	1		$—	$2,780.00			04/21/2019		(4)	(5)	(1)
Put - S&P 500 Index	N/A	1		$—	$2,720.00			04/21/2019		(3)	(3)	—
Put - SPDR S&P 500 ETF Trust	N/A	145		$15			$250.00	04/22/2019		(56)	(11)	45
Put - SPDR S&P 500 ETF Trust	N/A	114		$11			$245.00	05/20/2019		(28)	(13)	15
Put - SPDR S&P 500 ETF Trust	N/A	324		$32			$225.00	04/01/2019		(16)	(2)	14
Put - SPDR S&P 500 ETF Trust	N/A	199		$20			$232.00	07/01/2019		(40)	(24)	16
Call - AUD versus CAD	Goldman Sachs & Co	1	AUD	2,046		AUD	0.98	12/12/2019		(31)	(10)	21
Call - EUR versus GBP	Barclays Bank PLC	1	EUR	2,388		EUR	0.93	06/14/2019		(49)	(7)	42
Call - EUR versus JPY	UBS AG	1	EUR	3,581		EUR	131.50	12/18/2019		(107)	(53)	54
Call - EUR versus JPY	Barclays Bank PLC	1	EUR	3,581		EUR	131.50	12/12/2019		(107)	(52)	55
Call - EUR versus NOK	Merrill Lynch	1	EUR	2,715		EUR	9.90	05/16/2019		(25)	(18)	7
Call - EUR versus NOK	Citigroup Inc	1	EUR	2,919		EUR	10.00	04/09/2019		(23)	(5)	18
Call - EUR versus SEK	Goldman Sachs & Co	1	EUR	3,892		EUR	10.60	07/31/2019		(42)	(56)	(14)
Call - NZD versus CAD	Goldman Sachs & Co	1	NZD	1,535		NZD	0.94	12/13/2019		(20)	(10)	10

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2019 (unaudited)

Options (continued)

								Upfront		Unrealized
		Contracts/						Payments/	Appreciation/
Written Options Outstanding	Counterparty	Shares		Notional Amount		Exercise Price	Expiration Date	(Premiums)	Fair Value	(Depreciation)
Call - USD versus BRL	BNP Paribas	1		$2,433		$3.95	07/05/2019	$(33)$	(43)$	(10)
Call - USD versus BRL	Goldman Sachs & Co	1		$2,433		$3.95	07/05/2019	(65)	(43)	22
Call - USD versus BRL	Goldman Sachs & Co	1		$2,433		$3.95	07/15/2019	(54)	(46)	8
Call - USD versus CLP	HSBC Securities Inc	1		$1,358		$670.00	06/12/2019	(14)	(17)	(3)
Call - USD versus CLP	HSBC Securities Inc	1		$3,168		$670.00	06/12/2019	(35)	(40)	(5)
Call - USD versus JPY	Barclays Bank PLC	1		$3,980		$113.75	03/08/2019	(26)	—	26
Call - USD versus MXN	HSBC Securities Inc	1		$2,715		$21.00	06/19/2019	(27)	(19)	8
Put - AUD versus CAD	Goldman Sachs & Co	1	AUD	2,046	AUD	0.94	12/12/2019	(29)	(46)	(17)
Put - EUR versus CNH	Morgan Stanley & Co	1	EUR	4,525	EUR	7.50	07/31/2019	(31)	(26)	5
Put - EUR versus GBP	Barclays Bank PLC	1	EUR	2,433	EUR	0.87	03/22/2019	(28)	(50)	(22)
Put - EUR versus JPY	UBS AG	1	EUR	3,581	EUR	124.00	12/18/2019	(88)	(83)	5
Put - EUR versus JPY	Barclays Bank PLC	1	EUR	3,581	EUR	124.30	12/12/2019	(94)	(84)	10
Put - NZD versus CAD	Goldman Sachs & Co	1	NZD	1,535	NZD	0.89	12/13/2019	(21)	(26)	(5)
Put - NZD versus JPY	Goldman Sachs & Co	1	NZD	2,919	NZD	68.00	12/19/2019	(65)	(28)	37
Put - SEK versus JPY	Barclays Bank PLC	1	SEK	18,100	SEK	11.50	08/09/2019	(30)	(20)	10
Put - SEK versus JPY	Merrill Lynch	1	SEK	18,100	SEK	11.50	08/09/2019	(31)	(20)	11
Put - USD versus BRL	Morgan Stanley & Co	1		$2,263		$3.60	06/14/2019	(25)	(20)	5
Put - USD versus CLP	Citigroup Inc	1		$905		$660.00	04/05/2019	(11)	(14)	(3)
Put - USD versus CLP	Merrill Lynch	1		$1,460		$660.00	04/05/2019	(14)	(22)	(8)
Put - USD versus CNH	Goldman Sachs & Co	1		$25,000		$6.55	08/09/2019	(141)	(145)	(4)
Put - USD versus CNH	Nomura Securities	1		$4,525		$6.55	08/09/2019	(27)	(24)	3
Put - USD versus CNH	Goldman Sachs & Co	1		$3,168		$6.55	08/09/2019	(20)	(18)	2
Put - USD versus KRW	Goldman Sachs & Co	1		$2,715	$1,100.00		09/04/2019	(32)	(32)	—
Put - USD versus KRW	Citigroup Inc	1		$3,892	$1,110.00		03/15/2019	(31)	(1)	30
Put - USD versus MXN	Morgan Stanley & Co	1		$6,138		$19.65	03/13/2019	(71)	(118)	(47)
Put - USD versus MXN	BNP Paribas	1		$2,558		$19.50	03/15/2019	(27)	(33)	(6)
Put - USD versus MXN	M3 Capital Partners	1		$4,092		$19.55	06/14/2019	(56)	(94)	(38)
Put - USD versus MXN	Morgan Stanley & Co	1		$1,023		$19.55	06/14/2019	(18)	(23)	(5)
Put - USD versus MXN	Morgan Stanley & Co	1		$2,046		$19.50	03/15/2019	(21)	(26)	(5)
Put - USD versus PHP	Standard Chartered Hong	1		$35,000		$51.50	05/28/2019	(123)	(169)	(46)
	Kong
Put - USD versus ZAR	Morgan Stanley & Co	1		$543		$13.50	05/08/2019	(8)	(4)	4
Put - USD versus ZAR	M3 Capital Partners	1		$4,245		$13.50	05/08/2019	(82)	(28)	54
Put - USD versus ZAR	Morgan Stanley & Co	1		$1,358		$13.50	05/08/2019	(14)	(8)	6
Put - USD versus ZAR	Bank of America NA	1		$4,715		$13.50	05/08/2019	(90)	(31)	59
Call - 90 Day Eurodollar Future;	N/A	49		$123		$97.25	12/16/2019	(28)	(28)	—
December 2023
Call - 90 Day Eurodollar Future;	N/A	724		$1,810		$97.50	06/18/2019	(35)	(27)	8
June 2019
Call - 90 Day Eurodollar Future;	N/A	194		$485		$97.50	04/15/2019	(36)	(35)	1
June 2020
Call - 90 Day Eurodollar Future;	N/A	37		$93		$97.50	06/17/2019	(12)	(10)	2
June 2020
Call - 90 Day Eurodollar Future;	N/A	40		$100		$97.25	03/19/2019	(8)	(15)	(7)
March 2019
Call - 90 Day Eurodollar Future;	N/A	75		$188		$97.25	03/18/2019	(30)	(57)	(27)
March 2021
Call - Euro Bund 10 Year Bund	N/A	54	EUR	54	EUR	164.00	03/25/2019	(37)	(11)	26
Future; June 2019
Call - Euro Bund 10 Year Bund	N/A	1	EUR	1	EUR	162.00	03/25/2019	(1)	(1)	—
Future; June 2019
Call - Euro Bund 10 Year Bund	N/A	1	EUR	1	EUR	165.50	04/29/2019	(1)	(1)	—
Future; June 2019
Call - Japan 10 Year Bond TSE	N/A	32	JPY	32,000	JPY	153.00	04/01/2019	(32)	(26)	6
Future; June 2019
Put - 90 Day Eurodollar Future;	N/A	49		$123		$97.25	12/16/2019	(32)	(21)	11
December 2023
Put - 90 Day Eurodollar Future;	N/A	252		$630		$97.00	06/17/2019	(12)	(8)	4
June 2021
Put - 90 Day Eurodollar Future;	N/A	195		$488		$97.00	03/19/2019	(1)	(1)	—
March 2019
Put - 90 Day Eurodollar Future;	N/A	810		$2,025		$96.00	03/18/2019	(11)	(5)	6
March 2021
Put - 90 Day Eurodollar Future;	N/A	325		$813		$97.00	09/16/2019	(24)	(20)	4
September 2021
Put - Euribor Future; June 2022	N/A	168	EUR	420	EUR	99.25	06/17/2019	(11)	(4)	7
Put - Euribor Future; June 2022	N/A	181	EUR	453	EUR	99.50	05/13/2019	(8)	(8)	—

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2019 (unaudited)

Options (continued)

Upfront	Unrealized
Contracts/	Payments/	Appreciation/
Written Options Outstanding	Counterparty	Shares	Notional Amount	Exercise Price	Expiration Date	(Premiums)	Fair Value	(Depreciation)
Put - Euro Bund 10 Year Bund	N/A	2	EUR	2	EUR	163.50	03/25/2019	$(1	)$	(2	)$	(1)
Future; June 2019
Put - Euro Bund 10 Year Bund	N/A	2	EUR	2	EUR	162.00	03/25/2019	(1)	(1)	—
Future; June 2019
Put - Euro Bund 10 Year Bund	N/A	3	EUR	3	EUR	163.00	03/25/2019	(1)	(2)	(1)
Future; June 2019
Put - Euro Bund 10 Year Bund	N/A	1	EUR	1	EUR	162.50	03/25/2019	(1)	(1)	—
Future; June 2019
Put - Euro Bund 10 Year Bund	N/A	3	EUR	3	EUR	163.50	04/29/2019	(3)	(5)	(2)
Future; June 2019
Put - Euro Bund 10 Year Bund	N/A	6	EUR	6	EUR	162.50	04/29/2019	(3)	(6)	(3)
Future; June 2019
Total	$(5,167	)$	(3,013	)$	2,154
Amounts in thousands except contracts/shares.

Interest Rate Swaptions

Pay/Receive	Upfront	Unrealized
Purchased Swaptions	Floating	Exercise	Payments/	Appreciation/
Outstanding	Counterparty	Floating Rate Index	Rate	Notional Amount	Rate	Expiration Date	(Premiums)	Fair Value	(Depreciation)
Call - 3 Year Interest Rate	Bank of America NA	3 Month Johannesburg	Pay	ZAR	105,000	7.20%	11/08/2019	$52	$49	$(3)
Swap	Interbank Agreed Rate
Call - 5 Year Interest Rate	Bank of America NA	3 Month Johannesburg	Pay	180,000	7.90%	05/08/2019	104	233	129
Swap	Interbank Agreed Rate
Total	$156	$282	$126

Amounts in thousands.

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
3 Month Euro Swiss; December 2019	Long	1	$252	$	—
3 Month Euro Swiss; September 2019	Long	1	252	—
90 Day Eurodollar; December 2019	Long	11	2,677	—
90 Day Eurodollar; December 2019	Long	351	85,433	497
90 Day Eurodollar; December 2020	Long	24	5,852	—
90 Day Eurodollar; December 2021	Short	351	85,583	(635)
90 Day Eurodollar; June 2019	Long	30	7,305	—
90 Day Eurodollar; June 2020	Long	20	4,874	(1)
90 Day Eurodollar; June 2020	Long	1,958	477,165	46
90 Day Eurodollar; March 2020	Long	15	3,654	(1)
90 Day Eurodollar; March 2020	Short	143	34,831	(7)
90 Day Eurodollar; September 2019	Long	17	4,139	—
90 Day Eurodollar; September 2020	Long	22	5,364	—
90 Day Short Sterling; December 2019	Long	94	15,425	10
90 Day Short Sterling; December 2020	Long	13	2,130	(2)
90 Day Short Sterling; June 2019	Long	58	9,530	9
90 Day Short Sterling; June 2020	Long	1,468	240,671	81
90 Day Short Sterling; June 2020	Long	13	2,131	(2)
90 Day Short Sterling; March 2020	Long	46	7,545	(2)
90 Day Short Sterling; March 2020	Short	132	21,652	14
90 Day Short Sterling; September 2019	Long	92	15,107	12
90 Day Short Sterling; September 2020	Long	13	2,130	(2)
AEX Index; March 2019	Long	15	1,846	27
Australia 10 Year Bond; March 2019	Long	270	25,858	594
Australia 10 Year Bond; March 2019	Long	82	7,853	177
Australia 3 Year Bond; March 2019	Long	110	8,796	33
CAC40 Index; March 2019	Long	87	5,184	137
CAC40 Index; March 2019	Long	37	2,205	46
Canada 10 Year Bond; June 2019	Long	38	3,919	(18)
Canada 10 Year Bond; June 2019	Short	20	2,062	14
Canadian Bank Acceptance; December 2019	Short	16	2,973	(2)
Canadian Bank Acceptance; June 2019	Short	6	1,116	(1)
Canadian Bank Acceptance; June 2020	Long	64	11,894	34
Canadian Bank Acceptance; March 2020	Short	7	1,301	—
Canadian Bank Acceptance; March 2020	Short	291	54,081	(21)
Canadian Bank Acceptance; September 2019	Short	13	2,417	(1)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2019 (unaudited)

Futures Contracts (continued)

Description and Expiration Date	Type	Contracts		Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Canadian Bank Acceptance; September 2019	Short		170	$31,603	$(46)
Canadian Bank Acceptance; September 2020	Short		25	4,646	—
DAX Index; March 2019	Short		15	4,914	(282)
DAX Index; March 2019	Short		73	23,914	(885)
DJ Euro Stoxx 50; March 2019	Long		562	21,082	456
DJ Euro Stoxx 50; March 2019	Long		47	1,763	6
DJ Euro Stoxx 50; March 2019	Short		371	13,917	(1,022)
E-Mini DJIA Index; March 2019	Long		125	16,196	818
E-Mini DJIA Index; March 2019	Long		2	259	(1)
eMini MSCI Emerging Markets; March 2019	Long		16	837	(9)
eMini MSCI Emerging Markets; March 2019	Short		142	7,432	(520)
Euribor; December 2019	Long		25	7,127	1
Euribor; December 2019	Short		126	35,917	(7)
Euribor; December 2020	Long		8	2,277	2
Euribor; December 2021	Long		126	35,769	151
Euribor; June 2019	Long		13	3,708	—
Euribor; June 2020	Long		18	5,127	3
Euribor; June 2020	Long		977	278,280	207
Euribor; March 2020	Long		19	5,414	1
Euribor; March 2020	Short		78	22,227	6
Euribor; September 2019	Long		18	5,133	—
Euribor; September 2020	Long		19	5,409	4
Euro Bund 10 Year Bund; June 2019	Short		160	29,623	23
Euro Bund 10 Year Bund; June 2019	Long		2	370	—
Euro Bund 10 Year Bund; June 2019	Short		4	741	5
Euro Bund 10 Year Bund; March 2019	Long		26	4,889	(34)
FTSE China A50 Index; March 2019	Short		13	163	(1)
FTSE China A50 Index; March 2019	Long		2	25	—
FTSE KLCI Index; March 2019	Short		7	146	2
FTSE/JSE Top 40; March 2019	Short		28	985	(78)
FTSE/MIB Index; March 2019	Long		4	470	34
FTSE100 Index; March 2019	Short		154	14,452	(298)
FTSE100 Index; March 2019	Short		95	8,915	(436)
FTSE100 Index; March 2019	Long		41	3,848	(32)
Hang Seng Index; March 2019	Long		88	16,068	(12)
Hang Seng Index; March 2019	Long		1	183	(2)
Hang Seng Index; March 2019	Short		1	183	(1)
HSCEI China Index; March 2019	Long		5	363	(3)
IBEX 35 Index; March 2019	Long		11	1,163	31
Japan Topix Index; March 2019	Short		32	4,611	(131)
Japan Topix Index; March 2019	Short		210	30,257	(237)
Japan Topix Index; March 2019	Short		7	1,009	5
Japan Topix Index; March 2019	Short		68	9,797	(384)
KOSPI 200 Index; March 2019	Short		1	63	—
Mex Bolsa Index; March 2019	Short		9	201	1
MSCI Taiwan Index; March 2019	Short		11	416	(1)
Nasdaq 100 E-Mini; March 2019	Long		144	20,455	212
Nasdaq 100 E-Mini; March 2019	Long		6	852	3
Nikkei 225 OSE; March 2019	Short		18	3,454	(72)
Nikkei 225 OSE; March 2019	Long		28	5,373	7
Nikkei 225 OSE; March 2019	Short		4	768	(32)
OMXS30 Index; March 2019	Long		32	545	3
Russell 2000 Emini; March 2019	Long		18	1,418	13
Russell 2000 Emini; March 2019	Short		21	1,654	(70)
Russell 2000 Emini; March 2019	Short		301	23,711	(1,827)
S&P 500 Emini; March 2019	Long		66	9,190	12
S&P 500 Emini; March 2019	Short		101	14,063	(429)
S&P 500 Emini; March 2019	Short		36	5,012	(475)
S&P 500 Emini; March 2019	Short		125	17,404	(1,119)
S&P Mid 400 Emini; March 2019	Short		61	11,656	(705)
S&P/TSX 60 Index; March 2019	Long		34	4,921	112
SET50 Index; March 2019	Short		69	480	(9)
SPI 200 Index; March 2019	Long		38	4,144	127
UK 10 Year Gilt; June 2019	Short		1	167	1
UK 10 Year Gilt; June 2019	Long		50	8,342	(98)
US 10 Year Note; June 2019	Long		53	6,466	(4)
US 10 Year Note; March 2019	Short		31	3,774	10
US 10 Year Ultra Note; June 2019	Long		136	17,606	(112)
US 10 Year Ultra Note; June 2019	Short		59	7,638	(2)
US 5 Year Note; June 2019	Short		343	39,295	53

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2019 (unaudited)

Futures Contracts (continued)

Description and Expiration Date		Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
US Long Bond; June 2019		Short	142		$20,514	$		94
US Long Bond; June 2019		Long	706		101,995			(907)
US Ultra Bond; June 2019		Long	122		19,470			(293)
US Ultra Bond; June 2019		Short	23		3,671			1
Total						$		(7,136)

Amounts in thousands except contracts.

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date	Currency to Accept			Currency to Deliver		Asset	Liability
Bank of America NA	03/20/2019		$17,248	EUR		15,090	$62	$—
Bank of America NA	03/20/2019	JPY	656,800 $			6,125	—	(224)
Bank of America NA	03/22/2019	AUD	7,033 $			4,976	14	—
Bank of America NA	03/22/2019		$62,807	AUD		87,400	799	—
Bank of America NA	03/22/2019		$1,293	AUD		1,833	—	(7)
Bank of America NA	03/22/2019	AUD	47,773 $			34,344	—	(450)
Bank of America NA	03/22/2019		$69,003	GBP		53,849	—	(2,477)
Bank of America NA	03/22/2019	GBP	32,573 $			42,228	1,010	—
Bank of America NA	03/22/2019	GBP	10,189 $			13,569	—	(44)
Bank of America NA	03/22/2019	CAD	9,076 $			6,920	—	(19)
Bank of America NA	03/22/2019	CAD	24,860 $			18,643	258	—
Bank of America NA	03/22/2019		$54,135	CAD		71,963	—	(579)
Bank of America NA	03/22/2019	EUR	1,655 $			1,882	3	—
Bank of America NA	03/22/2019	EUR	24,154 $			27,770	—	(257)
Bank of America NA	03/22/2019		$73,409	EUR		64,031	472	—
Bank of America NA	03/22/2019		$13,528	EUR		11,926	—	(57)
Bank of America NA	03/22/2019	JPY	69,715 $			621	5	—
Bank of America NA	03/22/2019		$28,447	JPY		3,119,277	419	—
Bank of America NA	03/22/2019	JPY	9,836,591 $			90,017	—	(1,630)
Bank of America NA	03/22/2019		$73,733	JPY		8,276,364	—	(635)
Bank of America NA	03/22/2019		$152	MXN		2,916	1	—
Bank of America NA	03/22/2019	MXN	200,394 $			10,428	—	(64)
Bank of America NA	03/22/2019	MXN	186,318 $			9,497	139	—
Bank of America NA	03/22/2019		$9,401	MXN		192,073	—	(533)
Bank of America NA	03/22/2019		$7,749	NZD		11,508	—	(89)
Bank of America NA	03/22/2019		$18,458	NZD		26,881	148	—
Bank of America NA	03/22/2019	NZD	34,776 $			23,566	121	—
Bank of America NA	03/22/2019	NZD	32,599 $			22,334	—	(130)
Bank of America NA	03/22/2019	CHF	11,619 $			11,814	—	(149)
Bank of America NA	03/22/2019	CHF	4,851 $			4,851	19	—
Bank of America NA	03/22/2019		$31,916	CHF		31,384	407	—
Bank of America NA	03/22/2019		$2,725	CHF		2,719	—	(5)
Bank of New York Mellon	03/01/2019		$5,330	EUR		4,608	89	—
Bank of New York Mellon	03/01/2019	EUR	3,653 $			4,208	—	(52)
Bank of New York Mellon	03/01/2019	NOK	745 $			87	—	—
Bank of New York Mellon	03/15/2019		$11,045	EUR		8,733	1,103	—
Bank of New York Mellon	03/15/2019	EUR	2,261 $			2,591	—	(17)
Bank of New York Mellon	03/20/2019	GBP	12,642 $			16,014	766	—
Bank of New York Mellon	03/20/2019		$14,044	GBP		11,085	—	(668)
Bank of New York Mellon	03/20/2019		$3,190	CAD		4,250	—	(41)
Bank of New York Mellon	03/20/2019	CAD	1,580 $			1,193	8	—
Bank of New York Mellon	03/20/2019	DKK	9,000 $			1,370	4	—
Bank of New York Mellon	03/20/2019		$927	DKK		6,000	11	—
Bank of New York Mellon	03/20/2019		$502	DKK		3,300	—	(2)
Bank of New York Mellon	03/20/2019		$8,802	EUR		7,700	32	—
Bank of New York Mellon	03/20/2019	EUR	912 $			1,042	—	(3)
Bank of New York Mellon	03/20/2019		$510	HKD		4,000	—	—
Bank of New York Mellon	03/20/2019		$20,654	JPY		2,239,100	538	—
Bank of New York Mellon	03/20/2019		$9,336	JPY		1,049,500	—	(93)
Bank of New York Mellon	03/20/2019	JPY	1,872,159 $			17,208	—	(389)
Bank of New York Mellon	03/20/2019		$1,406	NOK		12,000	2	—
Bank of New York Mellon	03/20/2019	SEK	13,500 $			1,463	1	—
Bank of New York Mellon	03/20/2019		$1,505	SEK		13,500	41	—
Bank of New York Mellon	03/20/2019		$3,250	CHF		3,200	38	—
Bank of New York Mellon	03/29/2019		$19,986	EUR		17,403	151	—
Bank of New York Mellon	03/29/2019		$8,500	ZAR		114,179	419	—
Bank of New York Mellon	03/29/2019	ZAR	14,601 $			1,067	—	(34)
Bank of New York Mellon	03/29/2019	ZAR	31,460 $			2,215	11	—

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2019 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver		Asset	Liability
Bank of New York Mellon	03/29/2019		$983	ZAR	14,293	$	— $	(29)
Bank of New York Mellon	03/29/2019		$5,225	CHF	5,132		68	—
Bank of New York Mellon	04/18/2019		$3,573	GBP	2,800		—	(149)
Bank of New York Mellon	04/18/2019		$4,132	EUR	3,243		430	—
Bank of New York Mellon	04/30/2019	EUR	19,995 $		22,984		—	(132)
Bank of New York Mellon	04/30/2019		$28,276	EUR	24,563		203	—
Bank of New York Mellon	06/14/2019		$1,330	EUR	1,112		55	—
Bank of New York Mellon	06/20/2019		$9,200	JPY	1,000,000		149	—
Bank of New York Mellon	08/14/2019		$3,016	EUR	2,578		43	—
Barclays Bank PLC	03/01/2019	AUD	1,810 $		1,292		—	(8)
Barclays Bank PLC	03/01/2019		$1,293	AUD	1,810		9	—
Barclays Bank PLC	03/01/2019	GBP	1,548 $		2,060		—	(7)
Barclays Bank PLC	03/01/2019	GBP	3,576 $		4,712		31	—
Barclays Bank PLC	03/01/2019		$6,662	GBP	5,124		—	(134)
Barclays Bank PLC	03/01/2019		$4,335	CAD	5,722		—	(13)
Barclays Bank PLC	03/01/2019		$905	CAD	1,190		1	—
Barclays Bank PLC	03/01/2019	CAD	3,335 $		2,525		9	—
Barclays Bank PLC	03/01/2019	EUR	7,296 $		8,272		27	—
Barclays Bank PLC	03/01/2019		$6,685	EUR	5,883		—	(6)
Barclays Bank PLC	03/01/2019	EUR	5,430 $		6,184		—	(8)
Barclays Bank PLC	03/01/2019		$7,804	EUR	6,844		20	—
Barclays Bank PLC	03/01/2019		$2,715	JPY	300,836		16	—
Barclays Bank PLC	03/01/2019	JPY	300,836 $		2,716		—	(17)
Barclays Bank PLC	03/01/2019		$1	NOK	8		—	—
Barclays Bank PLC	03/01/2019	NOK	4,121 $		487		—	(5)
Barclays Bank PLC	03/01/2019		$487	NOK	4,113		6	—
Barclays Bank PLC	03/01/2019	TRY	260 $		50		—	(1)
Barclays Bank PLC	03/01/2019		$49	TRY	260		—	—
Barclays Bank PLC	03/04/2019		$15,151	CAD	19,971		—	(25)
Barclays Bank PLC	03/04/2019	CAD	18,587 $		14,127		—	(2)
Barclays Bank PLC	03/04/2019	CAD	2,742 $		2,079		5	—
Barclays Bank PLC	03/04/2019		$730	CAD	961		—	—
Barclays Bank PLC	03/04/2019	EUR	3,000 $		3,405		7	—
Barclays Bank PLC	03/04/2019		$1,259	EUR	1,100		8	—
Barclays Bank PLC	03/04/2019		$1,538	EUR	1,358		—	(6)
Barclays Bank PLC	03/04/2019		$2,796	IDR	40,066,126		—	(52)
Barclays Bank PLC	03/04/2019		$4,109	IDR	57,496,216		22	—
Barclays Bank PLC	03/04/2019	IDR	100,456,151 $		6,905		236	—
Barclays Bank PLC	03/04/2019	MYR	59,213 $		14,226		335	—
Barclays Bank PLC	03/04/2019	MYR	3,683 $		905		1	—
Barclays Bank PLC	03/04/2019		$14,226	MYR	57,967		—	(29)
Barclays Bank PLC	03/04/2019		$905	MYR	3,687		—	(2)
Barclays Bank PLC	03/04/2019	PHP	81,053 $		1,534		33	—
Barclays Bank PLC	03/04/2019		$1,534	PHP	81,098		—	(34)
Barclays Bank PLC	03/04/2019		$617	PLN	2,336		—	—
Barclays Bank PLC	03/04/2019	SEK	1,275 $		138		—	—
Barclays Bank PLC	03/04/2019		$141	SEK	1,275		3	—
Barclays Bank PLC	03/04/2019	SEK	4,710 $		509		1	—
Barclays Bank PLC	03/04/2019	SEK	20,876 $		2,288		—	(28)
Barclays Bank PLC	03/04/2019		$2,787	SEK	26,111		—	(40)
Barclays Bank PLC	03/05/2019		$4,958	AUD	6,920		49	—
Barclays Bank PLC	03/05/2019	AUD	6,920 $		4,936		—	(27)
Barclays Bank PLC	03/05/2019		$1,021	GBP	785		—	(20)
Barclays Bank PLC	03/05/2019		$187	GBP	141		—	—
Barclays Bank PLC	03/05/2019	GBP	367 $		472		15	—
Barclays Bank PLC	03/05/2019	GBP	64 $		85		—	—
Barclays Bank PLC	03/05/2019		$3,675	EUR	3,241		—	(12)
Barclays Bank PLC	03/05/2019	EUR	99 $		113		—	—
Barclays Bank PLC	03/05/2019	EUR	1,533 $		1,738		6	—
Barclays Bank PLC	03/05/2019		$388	EUR	341		—	—
Barclays Bank PLC	03/05/2019		$6,199	JPY	686,292		41	—
Barclays Bank PLC	03/05/2019	JPY	777,709 $		7,030		—	(52)
Barclays Bank PLC	03/05/2019	NZD	1,007 $		685		1	—
Barclays Bank PLC	03/05/2019	NZD	8,663 $		5,934		—	(34)
Barclays Bank PLC	03/05/2019		$6,630	NZD	9,646		61	—
Barclays Bank PLC	03/05/2019		$59	NOK	504		—	—
Barclays Bank PLC	03/05/2019	NOK	3,222 $		377		—	—
Barclays Bank PLC	03/05/2019		$5,497	NOK	47,179		—	(17)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2019 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver	Asset	Liability
Barclays Bank PLC	03/05/2019	NOK	56,118 $		6,528	$31	$—
Barclays Bank PLC	03/05/2019		$7,416	PEN	24,428	10	—
Barclays Bank PLC	03/05/2019		$8,001	PEN	26,512	—	(37)
Barclays Bank PLC	03/05/2019	PEN	40,779 $		12,427	—	(64)
Barclays Bank PLC	03/05/2019		$1,506	PEN	4,965	1	—
Barclays Bank PLC	03/05/2019	PEN	14,873 $		4,496	13	—
Barclays Bank PLC	03/05/2019	PHP	487,976 $		9,207	227	—
Barclays Bank PLC	03/05/2019		$9,207	PHP	485,646	—	(182)
Barclays Bank PLC	03/05/2019	SEK	710 $		77	—	—
Barclays Bank PLC	03/05/2019	SEK	39,709 $		4,276	24	—
Barclays Bank PLC	03/05/2019		$5,380	SEK	49,916	—	(25)
Barclays Bank PLC	03/06/2019		$574	CLP	375,233	2	—
Barclays Bank PLC	03/06/2019		$383	CLP	254,936	—	(6)
Barclays Bank PLC	03/06/2019	CLP	641,491 $		956	22	—
Barclays Bank PLC	03/06/2019	EUR	3,589 $		4,127	—	(44)
Barclays Bank PLC	03/06/2019		$4,124	EUR	3,589	41	—
Barclays Bank PLC	03/06/2019	JPY	312,964 $		2,794	14	—
Barclays Bank PLC	03/06/2019		$1,362	JPY	150,212	14	—
Barclays Bank PLC	03/06/2019		$1,432	JPY	159,934	—	(3)
Barclays Bank PLC	03/07/2019		$2,642	CLP	1,724,148	13	—
Barclays Bank PLC	03/07/2019	CLP	10,447,553 $		15,480	451	—
Barclays Bank PLC	03/07/2019	MYR	3,975 $		973	4	—
Barclays Bank PLC	03/07/2019	KRW	4,899,522 $		4,378	—	(22)
Barclays Bank PLC	03/07/2019		$4,379	KRW	4,865,234	53	—
Barclays Bank PLC	03/07/2019		$200	CHF	200	—	—
Barclays Bank PLC	03/08/2019	AUD	1,358 $		966	—	(3)
Barclays Bank PLC	03/08/2019		$139	GBP	105	—	—
Barclays Bank PLC	03/08/2019	GBP	453 $		600	—	—
Barclays Bank PLC	03/08/2019		$602	GBP	453	2	—
Barclays Bank PLC	03/08/2019	CAD	21,478 $		16,285	38	—
Barclays Bank PLC	03/08/2019		$8,133	CAD	10,760	—	(45)
Barclays Bank PLC	03/08/2019		$5,738	CAD	7,544	4	—
Barclays Bank PLC	03/08/2019		$2,061	EUR	1,810	2	—
Barclays Bank PLC	03/08/2019	EUR	122 $		139	—	—
Barclays Bank PLC	03/08/2019	EUR	3,224 $		3,682	—	(14)
Barclays Bank PLC	03/08/2019		$905	JPY	100,748	1	—
Barclays Bank PLC	03/08/2019	JPY	350,796 $		3,167	—	(19)
Barclays Bank PLC	03/11/2019	AUD	8,129 $		5,788	—	(21)
Barclays Bank PLC	03/11/2019		$2,948	AUD	4,127	20	—
Barclays Bank PLC	03/11/2019	GBP	817 $		1,061	23	—
Barclays Bank PLC	03/11/2019	EUR	905 $		1,030	—	—
Barclays Bank PLC	03/11/2019		$3,984	EUR	3,501	—	—
Barclays Bank PLC	03/11/2019		$9,845	JPY	1,080,685	144	—
Barclays Bank PLC	03/11/2019	JPY	702,507 $		6,356	—	(50)
Barclays Bank PLC	03/11/2019		$5,270	NZD	7,692	31	—
Barclays Bank PLC	03/11/2019	NZD	3,982 $		2,695	17	—
Barclays Bank PLC	03/11/2019		$463	NZD	685	—	(4)
Barclays Bank PLC	03/11/2019	NZD	3,759 $		2,571	—	(11)
Barclays Bank PLC	03/11/2019		$1,030	NOK	8,794	2	—
Barclays Bank PLC	03/11/2019		$4,115	NOK	35,335	—	(16)
Barclays Bank PLC	03/11/2019	NOK	47,576 $		5,534	28	—
Barclays Bank PLC	03/11/2019	NOK	28,749 $		3,367	—	(6)
Barclays Bank PLC	03/11/2019		$15	ZAR	217	—	—
Barclays Bank PLC	03/11/2019		$1,565	ZAR	22,239	—	(12)
Barclays Bank PLC	03/11/2019	ZAR	22,455 $		1,564	28	—
Barclays Bank PLC	03/11/2019		$881	SEK	8,122	1	—
Barclays Bank PLC	03/11/2019	SEK	18,743 $		2,033	—	(2)
Barclays Bank PLC	03/11/2019		$1,734	SEK	16,027	—	(2)
Barclays Bank PLC	03/12/2019		$2,247	ZAR	32,608	—	(65)
Barclays Bank PLC	03/13/2019		$703	MXN	14,492	—	(48)
Barclays Bank PLC	03/14/2019		$6,339	ZAR	91,164	—	(123)
Barclays Bank PLC	03/14/2019	ZAR	91,164 $		6,565	—	(103)
Barclays Bank PLC	03/15/2019	CNH	214,142 $		31,707	251	—
Barclays Bank PLC	03/15/2019		$31,707	CNH	218,910	—	(963)
Barclays Bank PLC	03/15/2019	EUR	1,358 $		1,541	4	—
Barclays Bank PLC	03/15/2019		$1,539	EUR	1,358	—	(6)
Barclays Bank PLC	03/15/2019	NOK	36,624 $		4,255	28	—
Barclays Bank PLC	03/15/2019		$1,810	NOK	15,429	6	—

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2019 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver		Asset	Liability
Barclays Bank PLC	03/15/2019		$2,292	NOK	19,699	$	— $	(12)
Barclays Bank PLC	03/15/2019	SEK	31,921 $		3,476		—	(16)
Barclays Bank PLC	03/15/2019		$3,928	SEK	36,622		—	(41)
Barclays Bank PLC	03/15/2019	SEK	4,198 $		452		3	—
Barclays Bank PLC	03/18/2019	KRW	1,636,691 $		1,459		—	(4)
Barclays Bank PLC	03/18/2019		$1,912	KRW	2,156,276		—	(5)
Barclays Bank PLC	03/18/2019		$3,269	KRW	3,657,233		17	—
Barclays Bank PLC	03/20/2019		$5,236	GBP	4,115		—	(226)
Barclays Bank PLC	03/20/2019		$14,283	EUR	12,582		—	(47)
Barclays Bank PLC	03/20/2019		$39,657	JPY	4,451,392		—	(334)
Barclays Bank PLC	03/22/2019		$1,946	KRW	2,182,186		6	—
Barclays Bank PLC	03/25/2019	ARS	41,335 $		1,007		29	—
Barclays Bank PLC	03/25/2019	ARS	91,175 $		2,220		65	—
Barclays Bank PLC	03/25/2019	CNH	9,116 $		1,358		3	—
Barclays Bank PLC	03/25/2019		$1,357	CNH	9,133		—	(6)
Barclays Bank PLC	03/25/2019	EUR	453 $		516		—	—
Barclays Bank PLC	03/25/2019		$4,270	EUR	3,752		—	(5)
Barclays Bank PLC	03/25/2019	JPY	469,644 $		4,251		—	(30)
Barclays Bank PLC	03/25/2019	PLN	71 $		19		—	—
Barclays Bank PLC	03/25/2019		$516	PLN	1,949		—	—
Barclays Bank PLC	03/27/2019		$2,433	KRW	2,715,395		18	—
Barclays Bank PLC	03/28/2019	ARS	19,295 $		486		—	(4)
Barclays Bank PLC	03/29/2019	AUD	245 $		176		—	(2)
Barclays Bank PLC	03/29/2019	HUF	44,660 $		160		1	—
Barclays Bank PLC	04/01/2019	ARS	18,620 $		453		11	—
Barclays Bank PLC	04/01/2019		$453	ARS	18,068		3	—
Barclays Bank PLC	04/01/2019	TRY	260 $		48		—	—
Barclays Bank PLC	04/04/2019		$138	SEK	1,275		—	—
Barclays Bank PLC	04/08/2019		$2,676	JPY	285,783		104	—
Barclays Bank PLC	04/08/2019	JPY	285,854 $		2,675		—	(103)
Barclays Bank PLC	04/17/2019	EUR	4,184 $		4,843		—	(67)
Barclays Bank PLC	04/17/2019	EUR	498 $		567		1	—
Barclays Bank PLC	04/17/2019		$443	EUR	389		—	(1)
Barclays Bank PLC	04/17/2019		$569	EUR	498		1	—
Barclays Bank PLC	04/17/2019		$981	JPY	107,558		12	—
Barclays Bank PLC	04/17/2019	JPY	937,682 $		8,663		—	(218)
Barclays Bank PLC	04/17/2019		$6,957	THB	217,858		36	—
Barclays Bank PLC	04/17/2019	THB	513,673 $		16,405		—	(86)
Barclays Bank PLC	04/17/2019	THB	45,974 $		1,460		1	—
Barclays Bank PLC	04/17/2019		$13,622	THB	433,175		—	(140)
Barclays Bank PLC	04/23/2019	PLN	5,325 $		1,418		—	(8)
Barclays Bank PLC	05/06/2019	BRL	36,953 $		9,975		—	(177)
Barclays Bank PLC	05/06/2019		$543	BRL	2,024		6	—
Barclays Bank PLC	05/06/2019		$12,651	PHP	665,612		—	(147)
Barclays Bank PLC	05/06/2019	PHP	661,045 $		12,651		59	—
Barclays Bank PLC	05/06/2019		$4,233	TRY	23,174		38	—
Barclays Bank PLC	05/06/2019	TRY	23,276 $		4,233		—	(19)
Barclays Bank PLC	05/07/2019	ZAR	11,290 $		790		5	—
Barclays Bank PLC	05/07/2019		$790	ZAR	11,215		—	—
Barclays Bank PLC	05/20/2019		$1,162	EUR	1,015		—	—
Barclays Bank PLC	05/20/2019	EUR	10,987 $		12,477		101	—
Barclays Bank PLC	05/20/2019		$12,476	RON	52,781		—	(147)
Barclays Bank PLC	05/20/2019	RON	4,889 $		1,162		7	—
Barclays Bank PLC	05/28/2019	MYR	3,683 $		905		—	(2)
Barclays Bank PLC	05/28/2019	MYR	53,942 $		13,253		—	(27)
Barclays Bank PLC	05/28/2019	PHP	796,793 $		15,221		80	—
Barclays Bank PLC	05/28/2019		$15,221	PHP	796,676		—	(78)
Barclays Bank PLC	05/31/2019	IDR	44,015,090 $		3,110		—	(39)
Barclays Bank PLC	06/26/2019	IDR	6,953,058 $		487		—	(3)
Barclays Bank PLC	06/28/2019	IDR	9,791,272 $		658		23	—
Barclays Bank PLC	07/08/2019		$3,406	PHP	180,358		—	(49)
Barclays Bank PLC	07/08/2019	PHP	178,834 $		3,406		20	—
Barclays Bank PLC	08/01/2019	CNH	22,419 $		3,339		7	—
Barclays Bank PLC	08/01/2019		$3,339	CNH	22,419		—	(7)
Barclays Bank PLC	08/01/2019	EUR	2,872 $		3,339		—	(31)
Barclays Bank PLC	08/01/2019		$3,339	EUR	2,872		31	—
Barclays Bank PLC	09/05/2019	KRW	2,151,420 $		1,923		1	—
Citigroup Inc	03/20/2019	AUD	28,438 $		20,594		—	(419)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2019 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver		Asset	Liability
Citigroup Inc	03/20/2019		$2,962	AUD	4,198	$	— $	(16)
Citigroup Inc	03/20/2019	AUD	498 $		352		1	—
Citigroup Inc	03/20/2019		$15,811	AUD	21,989		211	—
Citigroup Inc	03/20/2019	BRL	25,431 $		6,821		—	(58)
Citigroup Inc	03/20/2019		$8,145	BRL	31,494		—	(231)
Citigroup Inc	03/20/2019	BRL	6,731 $		1,782		8	—
Citigroup Inc	03/20/2019		$2,787	BRL	10,415		17	—
Citigroup Inc	03/20/2019	GBP	5 $		7		—	—
Citigroup Inc	03/20/2019	GBP	11,410 $		14,779		365	—
Citigroup Inc	03/20/2019		$60	GBP	46		—	—
Citigroup Inc	03/20/2019		$14,266	GBP	11,128		—	(503)
Citigroup Inc	03/20/2019		$1,937	CAD	2,546		2	—
Citigroup Inc	03/20/2019	CAD	32,874 $		24,806		187	—
Citigroup Inc	03/20/2019	CAD	5,027 $		3,830		—	(8)
Citigroup Inc	03/20/2019		$20,121	CAD	26,872		—	(309)
Citigroup Inc	03/20/2019	CLP	381,936 $		585		—	(2)
Citigroup Inc	03/20/2019		$3,103	CLP	2,102,544		—	(104)
Citigroup Inc	03/20/2019		$12	CLP	7,597		—	—
Citigroup Inc	03/20/2019	CLP	1,624,901 $		2,429		49	—
Citigroup Inc	03/20/2019		$3,255	CNY	22,619		—	(125)
Citigroup Inc	03/20/2019	CNY	15,094 $		2,220		35	—
Citigroup Inc	03/20/2019	CNY	5,016 $		751		—	(1)
Citigroup Inc	03/20/2019		$263	COP	849,708		—	(13)
Citigroup Inc	03/20/2019	COP	880,670 $		277		9	—
Citigroup Inc	03/20/2019		$5	COP	15,481		—	—
Citigroup Inc	03/20/2019	CZK	38,100 $		1,668		24	—
Citigroup Inc	03/20/2019		$416	CZK	9,300		3	—
Citigroup Inc	03/20/2019		$1,265	CZK	28,800		—	(14)
Citigroup Inc	03/20/2019		$58	EUR	51		—	—
Citigroup Inc	03/20/2019		$46,314	EUR	40,373		334	—
Citigroup Inc	03/20/2019	EUR	11,576 $		13,154		30	—
Citigroup Inc	03/20/2019		$3,149	EUR	2,776		—	(13)
Citigroup Inc	03/20/2019	EUR	18,220 $		20,931		—	(180)
Citigroup Inc	03/20/2019		$3,233	HKD	25,307		7	—
Citigroup Inc	03/20/2019	HKD	28,120 $		3,604		—	(19)
Citigroup Inc	03/20/2019		$34	HUF	9,414		—	—
Citigroup Inc	03/20/2019	HUF	474,678 $		1,702		11	—
Citigroup Inc	03/20/2019		$2,175	HUF	612,764		—	(36)
Citigroup Inc	03/20/2019	HUF	50,000 $		182		—	(2)
Citigroup Inc	03/20/2019	INR	149,290 $		2,090		9	—
Citigroup Inc	03/20/2019	INR	127,981 $		1,812		—	(13)
Citigroup Inc	03/20/2019		$27	INR	1,887		—	—
Citigroup Inc	03/20/2019		$3,041	INR	217,720		—	(20)
Citigroup Inc	03/20/2019	IDR	11,483,855 $		790		22	—
Citigroup Inc	03/20/2019		$395	IDR	5,556,250		2	—
Citigroup Inc	03/20/2019		$561	IDR	8,117,087		—	(13)
Citigroup Inc	03/20/2019	IDR	3,715,353 $		265		—	(2)
Citigroup Inc	03/20/2019	ILS	2,757 $		756		6	—
Citigroup Inc	03/20/2019		$4,856 ILS		17,928		—	(97)
Citigroup Inc	03/20/2019	ILS	12,882 $		3,569		—	(11)
Citigroup Inc	03/20/2019		$10 ILS		37		—	—
Citigroup Inc	03/20/2019	JPY	663,293 $		5,933		26	—
Citigroup Inc	03/20/2019		$7,889	JPY	865,732		111	—
Citigroup Inc	03/20/2019	JPY	1,395,723 $		12,735		—	(196)
Citigroup Inc	03/20/2019		$9,749	JPY	1,093,505		—	(75)
Citigroup Inc	03/20/2019	MXN	268,102 $		13,106		764	—
Citigroup Inc	03/20/2019		$6,454	MXN	124,138		32	—
Citigroup Inc	03/20/2019		$2,131	MXN	42,748		—	(81)
Citigroup Inc	03/20/2019	MXN	19,529 $		1,017		—	(7)
Citigroup Inc	03/20/2019		$2,672	TWD	81,628		20	—
Citigroup Inc	03/20/2019	TWD	24,208 $		785		1	—
Citigroup Inc	03/20/2019		$129	TWD	3,964		—	—
Citigroup Inc	03/20/2019	TWD	23,814 $		777		—	(3)
Citigroup Inc	03/20/2019	NZD	6,639 $		4,508		14	—
Citigroup Inc	03/20/2019		$4,181	NZD	6,185		—	(32)
Citigroup Inc	03/20/2019	NZD	16,382 $		11,285		—	(128)
Citigroup Inc	03/20/2019		$6,874	NZD	10,025		46	—
Citigroup Inc	03/20/2019		$1,492	NOK	12,905		—	(18)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2019 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver		Asset	Liability
Citigroup Inc	03/20/2019	NOK	7,442 $		875	$	— $	(4)
Citigroup Inc	03/20/2019		$3,910	NOK	33,205		26	—
Citigroup Inc	03/20/2019	NOK	16,757 $		1,949		11	—
Citigroup Inc	03/20/2019	PHP	29,351 $		557		9	—
Citigroup Inc	03/20/2019		$484	PHP	25,545		—	(9)
Citigroup Inc	03/20/2019	PLN	962 $		254		1	—
Citigroup Inc	03/20/2019	PLN	8,502 $		2,264		—	(15)
Citigroup Inc	03/20/2019		$989	PLN	3,713		7	—
Citigroup Inc	03/20/2019		$1,034	PLN	3,944		—	(9)
Citigroup Inc	03/20/2019	SGD	2,414 $		1,786		—	—
Citigroup Inc	03/20/2019		$1,773	SGD	2,393		3	—
Citigroup Inc	03/20/2019	SGD	2,755 $		2,019		20	—
Citigroup Inc	03/20/2019		$1,194	SGD	1,616		—	(2)
Citigroup Inc	03/20/2019		$1,538	ZAR	22,000		—	(20)
Citigroup Inc	03/20/2019		$2,477	ZAR	34,199		54	—
Citigroup Inc	03/20/2019	ZAR	18,041 $		1,267		11	—
Citigroup Inc	03/20/2019	ZAR	38,690 $		2,786		—	(45)
Citigroup Inc	03/20/2019		$1,779	KRW	2,002,130		—	(1)
Citigroup Inc	03/20/2019		$5,820	KRW	6,494,356		45	—
Citigroup Inc	03/20/2019	KRW	1,187,395 $		1,055		1	—
Citigroup Inc	03/20/2019	KRW	5,549,549 $		4,967		—	(32)
Citigroup Inc	03/20/2019		$16,058	SEK	143,927		451	—
Citigroup Inc	03/20/2019		$588	SEK	5,438		—	(2)
Citigroup Inc	03/20/2019	SEK	55,428 $		6,168		—	(158)
Citigroup Inc	03/20/2019	SEK	41,750 $		4,477		50	—
Citigroup Inc	03/20/2019	CHF	4,795 $		4,854		—	(41)
Citigroup Inc	03/20/2019	CHF	6,579 $		6,584		20	—
Citigroup Inc	03/20/2019		$20,074	CHF	19,768		231	—
Citigroup Inc	03/20/2019		$247	CHF	246		—	—
Citigroup Inc	03/20/2019		$81	THB	2,512		1	—
Citigroup Inc	03/20/2019	THB	2,440 $		74		3	—
Citigroup Inc	03/20/2019	THB	72 $		2		—	—
Citigroup Inc	06/19/2019	AUD	7,858 $		5,628		—	(46)
Citigroup Inc	06/19/2019		$3,030	AUD	4,228		28	—
Citigroup Inc	06/19/2019		$3,912	BRL	14,676		37	—
Citigroup Inc	06/19/2019	BRL	43 $		11		—	—
Citigroup Inc	06/19/2019		$2,858	BRL	10,842		—	(5)
Citigroup Inc	06/19/2019		$7	GBP	5		—	—
Citigroup Inc	06/19/2019	GBP	1,111 $		1,468		13	—
Citigroup Inc	06/19/2019	GBP	588 $		785		—	(2)
Citigroup Inc	06/19/2019		$505	GBP	384		—	(7)
Citigroup Inc	06/19/2019	CAD	7,756 $		5,894		16	—
Citigroup Inc	06/19/2019	CAD	1,338 $		1,020		—	(1)
Citigroup Inc	06/19/2019		$72	CAD	95		—	—
Citigroup Inc	06/19/2019		$1,224	CAD	1,611		—	(4)
Citigroup Inc	06/19/2019	CLP	1,519 $		2		—	—
Citigroup Inc	06/19/2019	CLP	40,122 $		61		—	—
Citigroup Inc	06/19/2019		$28	CLP	18,600		—	—
Citigroup Inc	06/19/2019		$143	CLP	93,210		1	—
Citigroup Inc	06/19/2019		$424	CNY	2,868		—	(4)
Citigroup Inc	06/19/2019		$1,160	CNY	7,758		3	—
Citigroup Inc	06/19/2019	CNY	120 $		18		—	—
Citigroup Inc	06/19/2019	CNY	232 $		35		—	—
Citigroup Inc	06/19/2019	COP	15,481 $		5		—	—
Citigroup Inc	06/19/2019	COP	46,443 $		15		—	—
Citigroup Inc	06/19/2019	CZK	6,100 $		271		1	—
Citigroup Inc	06/19/2019		$245	CZK	5,500		—	—
Citigroup Inc	06/19/2019		$4,439	EUR	3,859		10	—
Citigroup Inc	06/19/2019		$13,257	EUR	11,578		—	(31)
Citigroup Inc	06/19/2019	EUR	530 $		607		1	—
Citigroup Inc	06/19/2019	EUR	711 $		817		—	(1)
Citigroup Inc	06/19/2019		$90	HKD	701		—	—
Citigroup Inc	06/19/2019	HKD	12,427 $		1,589		—	(1)
Citigroup Inc	06/19/2019		$1,056	HUF	292,500		—	(7)
Citigroup Inc	06/19/2019	HUF	10,001 $		36		—	—
Citigroup Inc	06/19/2019		$56	INR	4,000		—	—
Citigroup Inc	06/19/2019	INR	116,659 $		1,615		9	—
Citigroup Inc	06/19/2019	IDR	1,852,083 $		129		—	—

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2019 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver		Asset		Liability
Citigroup Inc	06/19/2019		$23	IDR	326,212	$		— $	—
Citigroup Inc	06/19/2019	IDR	5,826,713 $		410			—	(4)
Citigroup Inc	06/19/2019		$115	IDR	1,642,958			1	—
Citigroup Inc	06/19/2019	ILS	4,010 $		1,118			—	(3)
Citigroup Inc	06/19/2019		$3,281	ILS	11,770			10	—
Citigroup Inc	06/19/2019	JPY	367,670 $		3,353			—	(25)
Citigroup Inc	06/19/2019		$3,262	JPY	358,302			19	—
Citigroup Inc	06/19/2019	MXN	105,646 $		5,415			—	(24)
Citigroup Inc	06/19/2019		$321	MXN	6,261			2	—
Citigroup Inc	06/19/2019	TWD	1,849 $		60			—	—
Citigroup Inc	06/19/2019		$692	TWD	21,213			1	—
Citigroup Inc	06/19/2019	TWD	375 $		12			—	—
Citigroup Inc	06/19/2019		$519	TWD	15,910			—	—
Citigroup Inc	06/19/2019		$1,498	NZD	2,178			12	—
Citigroup Inc	06/19/2019	NZD	7,963 $		5,472			—	(39)
Citigroup Inc	06/19/2019		$1,949	NOK	16,698			—	(12)
Citigroup Inc	06/19/2019	NOK	3,365 $		395			—	—
Citigroup Inc	06/19/2019		$656	NOK	5,566			2	—
Citigroup Inc	06/19/2019	NOK	3,475 $		406			2	—
Citigroup Inc	06/19/2019	PHP	11,742 $		224			1	—
Citigroup Inc	06/19/2019	PLN	370 $		98			—	—
Citigroup Inc	06/19/2019		$178	PLN	676			—	(1)
Citigroup Inc	06/19/2019	PLN	1,110 $		291			3	—
Citigroup Inc	06/19/2019		$19	SGD	26			—	—
Citigroup Inc	06/19/2019	SGD	2,369 $		1,759			—	(3)
Citigroup Inc	06/19/2019	SGD	1,184 $		878			—	—
Citigroup Inc	06/19/2019		$215	SGD	289			1	—
Citigroup Inc	06/19/2019		$516	ZAR	7,275			6	—
Citigroup Inc	06/19/2019	ZAR	1,321 $		92			1	—
Citigroup Inc	06/19/2019	ZAR	4,464 $		317			—	(4)
Citigroup Inc	06/19/2019		$62	ZAR	880			—	—
Citigroup Inc	06/19/2019	KRW	368,317 $		329			—	—
Citigroup Inc	06/19/2019		$1,953	KRW	2,181,180			8	—
Citigroup Inc	06/19/2019		$917	KRW	1,029,719			—	(1)
Citigroup Inc	06/19/2019	KRW	315,744 $		283			—	(1)
Citigroup Inc	06/19/2019		$1,145	SEK	10,438			5	—
Citigroup Inc	06/19/2019	SEK	4,293 $		464			5	—
Citigroup Inc	06/19/2019		$4,578	SEK	42,383			—	(53)
Citigroup Inc	06/19/2019		$2,193	CHF	2,164			1	—
Citigroup Inc	06/19/2019	CHF	4 $		4			—	—
Citigroup Inc	06/19/2019		$6,728	CHF	6,665			—	(22)
Citigroup Inc	06/19/2019	CHF	162 $		164			—	—
Citigroup Inc	06/19/2019	THB	2,512 $		80			—	—
Credit Suisse	03/28/2019		$1,071	COP	3,330,000			—	(9)
Deutsche Bank AG	03/20/2019	GBP	2,407 $		3,149			47	—
Deutsche Bank AG	03/29/2019		$1,380	GBP	1,046			—	(9)
Deutsche Bank AG	03/29/2019		$470	EUR	412			—	—
Goldman Sachs & Co	03/20/2019	EUR	3,409 $		3,901			—	(18)
Goldman Sachs & Co	03/20/2019	EUR	2,079 $		2,363			5	—
HSBC Securities Inc	03/20/2019	EUR	1,133 $		1,288			3	—
HSBC Securities Inc	03/28/2019	BRL	25,600 $		6,803			1	—
HSBC Securities Inc	03/28/2019	CLP	4,430,000 $		6,833			—	(77)
HSBC Securities Inc	03/28/2019		$6,788	RUB	448,000			15	—
HSBC Securities Inc	03/28/2019		$4,575	ZAR	64,000			46	—
JPMorgan Chase	03/20/2019	EUR	514 $		581			5	—
Merrill Lynch	03/04/2019		$162	COP	510,785			—	(4)
Merrill Lynch	03/04/2019	COP	510,785 $		165			1	—
Merrill Lynch	03/07/2019		$229	EUR	200			1	—
Merrill Lynch	03/08/2019	IDR	3,483,560 $		249			—	(2)
Merrill Lynch	03/25/2019	TRY	870 $		160			1	—
Merrill Lynch	03/29/2019	KRW	178,940 $		160			—	(1)
Merrill Lynch	04/15/2019	NOK	18,155 $		2,141			—	(14)
Morgan Stanley & Co	03/05/2019	INR	13,170 $		184			1	—
Morgan Stanley & Co	03/05/2019		$183	INR	13,170			—	(2)
Morgan Stanley & Co	03/06/2019	RUB	9,160 $		139			—	—
Morgan Stanley & Co	03/07/2019	ARS	1,800 $		47			—	(1)
Morgan Stanley & Co	03/07/2019		$46	ARS	1,800			—	—
Morgan Stanley & Co	03/07/2019	BRL	510 $		139			—	(3)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2019 (unaudited)

Foreign Currency Contracts (continued)

									Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept			Currency to Deliver				Asset	Liability
Morgan Stanley & Co		03/07/2019			$136	BRL			510 $	— $		—
Morgan Stanley & Co		03/14/2019			$167	INR			11,865	—		—
Morgan Stanley & Co		03/14/2019	INR		11,865 $				168	—		(1)
Morgan Stanley & Co		03/20/2019			$1,050	CNH			7,137	—		(15)
Morgan Stanley & Co		03/20/2019			$250	KRW			280,875	—		—
Morgan Stanley & Co		03/25/2019			$261	GBP			200	—		(4)
Morgan Stanley & Co		03/28/2019			$164	ARS			6,610	—		(1)
Morgan Stanley & Co		03/28/2019	ARS		6,610 $				164	1		—
Morgan Stanley & Co		03/29/2019			$6,263	ZAR			86,950	111		—
Morgan Stanley & Co		04/08/2019	ARS		1,800 $				45	—		—
Morgan Stanley & Co		04/08/2019	BRL		510 $				135	—		—
Morgan Stanley & Co		04/15/2019	MYR		8,735 $				2,127	14		—
State Street Financial Global Markets		03/20/2019	JPY	211,600 $					1,950	—		(49)
UBS AG		03/04/2019			$163	THB			5,125	—		—
UBS AG		03/04/2019	THB		5,125 $				165	—		(2)
UBS AG		03/11/2019	SGD		210 $				155	—		—
UBS AG		03/20/2019	JPY	436,100 $					3,945	—		(27)
UBS AG		04/04/2019	THB		5,125 $				163	—		—
UBS AG		04/15/2019	HUF	397,285 $					1,431	6		—
Total										$14,968	$(17,141)
Amounts in thousands.

Credit Default Swaps

Buy Protection
		Implied Credit
		Spread as of	(Pay)/						Upfront	Unrealized
		February 28,	Receive Fixed	Payment			Notional		Payments/	Appreciation/	Fair Value
Counterparty	Reference Entity	2019 (a)	Rate	Frequency	Maturity Date		Amount		(Receipts)	(Depreciation)	Asset ----Liability
Bank of America NA	CDX.30.EM.100	N/A	(1.00)%	Quarterly	12/20/2023			$1,330	$38	$(1)$	37	$—
Barclays Bank PLC	ITRAXX.ASIA	N/A	(1.00)%	Quarterly	12/20/2023		16,800		(102)	(121)	—	(223)
Goldman Sachs & Co	Frontier	21.01%	(5.00)%	Quarterly	06/20/2022			3,000	730	238	968	—
	Communications, 9.00%,
	08/15/2031
Goldman Sachs & Co	Gap Inc/The, 5.95%,	0.74%	(1.00)%	Quarterly	12/20/2021			3,000	177	(198)	—	(21)
	04/12/2021
Goldman Sachs & Co	Hertz Corp/The, 5.88%,	2.73%	(5.00)%	Quarterly	12/20/2020			6,000	26	(261)	—	(235)
	10/15/2020
Goldman Sachs & Co	International Lease	0.64%	(5.00)%	Quarterly	12/20/2021			6,000	(593)	(114)	—	(707)
	Finance Corp, 8.25%,
	12/15/2020
Goldman Sachs & Co	JC Penney Corp Inc,	29.84%	(5.00)%	Quarterly	12/20/2022			1,500	256	516	772	—
	6.38%, 10/15/2036
Goldman Sachs & Co	JC Penney Corp Inc,	26.79%	(5.00)%	Quarterly	12/20/2021			1,000	323	84	407	—
	6.38%, 10/15/2036
Goldman Sachs & Co	Kohl's Corp, 4.00%,	0.53%	(1.00)%	Quarterly	12/20/2021			3,000	105	(144)	—	(39)
	11/01/2021
Goldman Sachs & Co	Macy's Retail Holdings	1.38%	(1.00)%	Quarterly	12/20/2022			3,000	238	(197)	41	—
	Inc, 3.45%, 01/15/2021
Goldman Sachs & Co	Nordstrom Inc, 6.95%,	0.61%	(1.00)%	Quarterly	12/20/2021			3,000	44	(76)	—	(32)
	03/15/2028
Goldman Sachs & Co	RR Donnelley and Sons	6.96%	(5.00)%	Quarterly	12/20/2023			2,000	100	47	147	—
	Co, 7.88%, 03/15/2021
Goldman Sachs & Co	Staples Inc, 3.75%,	1.78%	(1.00)%	Quarterly	12/20/2021			3,000	111	(48)	63	—
	01/12/2018
HSBC Securities Inc	Republic of South Africa	1.75%	(1.00)%	Quarterly	12/20/2023		12,800		483	(62)	421	—
	Government International
	Bond, 5.50%, 03/09/2020
HSBC Securities Inc	Saudi Government	0.83%	(1.00)%	Quarterly	12/20/2023			1,600	3	(15)	—	(12)
	International Bond,
	2.38%, 10/26/2021
JPMorgan Chase	Saudi Government	0.83%	(1.00)%	Quarterly	12/20/2023			9,875	13	(87)	—	(74)
	International Bond,
	2.38%, 10/26/2021
Merrill Lynch	Enel Spa, 5.25%,	0.76%	(1.00)%	Quarterly	06/20/2023		EUR	1,700	(1)	(19)	—	(20)
	05/20/2024
Morgan Stanley & Co	CMBX.NA.AAA	N/A	(3.00)%	Monthly	05/11/2063			$2,000	238	6	244	—

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2019 (unaudited)

Credit Default Swaps (continued)

Buy Protection (continued)
		Implied Credit
		Spread as of	(Pay)/					Upfront	Unrealized
		February 28,	Receive Fixed	Payment			Notional	Payments/	Appreciation/	Fair Value
Counterparty	Reference Entity	2019 (a)	Rate	Frequency	Maturity Date		Amount	(Receipts)	(Depreciation)	Asset --- -Liability
Morgan Stanley & Co	Enel Spa, 5.25%,	0.85%	(1.00)%	Quarterly	12/20/2023	EUR	1,120	$7	$(15)$	— $	(8)
	05/20/2024
Morgan Stanley & Co	ITRAXX.ASIA	N/A	(1.00)%	Quarterly	12/20/2023		$1,330	(18)	—	—	(18)
Total								$2,178	$(467)$	3,100	$ (1,389)
Amounts in thousands.
Exchange Cleared Credit Default Swaps

Buy Protection
		Implied Credit
		Spread as of	(Pay)/					Upfront	Unrealized
		February 28,	Receive Fixed	Payment			Notional	Payments/	Appreciation/
Reference Entity		2019 (a)	Rate	Frequency	Maturity Date		Amount	(Receipts)	(Depreciation)	Fair Value
Argentine Republic Government International		6.59%	(5.00)%	Quarterly	12/20/2023		$285	$14	$5	$19
Bond, 7.50%, 04/22/2026
Argentine Republic Government International		6.52%	(5.00)%	Quarterly	06/20/2023		284	1	16	17
Bond, 7.50%, 04/22/2026
Argentine Republic Government International		6.52%	(5.00)%	Quarterly	06/20/2023		760	1	44	45
Bond, 7.50%, 04/22/2026
Argentine Republic Government International		6.52%	(5.00)%	Quarterly	06/20/2023		3,167	248	(58)	190
Bond, 7.50%, 04/22/2026
CDX.NA.HY.31		N/A	(5.00)%	Quarterly	12/20/2023		2,940	(97)	(86)	(183)
ITRAXX.30.15		N/A	(5.00)%	Quarterly	12/20/2023	EUR	2,368	(187)	(77)	(264)
ITRAXX.CDS.I		N/A	(5.00)%	Quarterly	12/20/2022		7,893	(773)	22	(751)
Turkey Government International Bond, 11.88%,		3.92%	(1.00)%	Quarterly	12/20/2023	$ 20,256		2,165	(439)	1,726
01/15/2030
Total								$1,372	$(573)$	799
Amounts in thousands.

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps

Notional Amount	Notional Amount	Upfront	Unrealized
Payment	of Currency	of Currency	Payments/	Appreciation/	Fair Value
Counterparty	Fund Receives	Fund Pays	Frequency	Maturity Date	Received	Delivered	(Receipts)	(Depreciation)	Asset ---- Liability
Merrill Lynch	3 Month Euro	4.08%	Quarterly	06/21/2021	EUR	5,677 RON	27,000 $	— $	(43	)$	— $	(43)
Interbank Offered
Rate
Total	$	— $	(43	)$	— $	(43)
Amounts in thousands.

Interest Rate Swaps

(Pay)/
Receive	Unrealized	Upfront
Floating	Fixed	Payment	Effective	Notional	Appreciation/	Payments/	Fair Value
Counterparty	Floating Rate Index	Rate	Rate	Frequency	Date (a)	Maturity Date	Amount	(Depreciation)	(Receipts)	Asset ---- Liability
Bank of America NA	6 Month Thai Baht	Receive	1.87% Semiannual	N/A	12/13/2023	THB	70,715$	7	$	— $	7	$—
Interest Rate Fixing
Bank of America NA	6 Month Thai Baht	Receive	2.14% Semiannual	N/A	08/02/2023	63,000	(17)	—	—	(17)
Interest Rate Fixing
Bank of America NA	6 Month Thai Baht	Receive	2.09% Semiannual	N/A	07/11/2023	58,736	(12)	1	—	(11)
Interest Rate Fixing
Bank of America NA	6 Month Thai Baht	Receive	2.14% Semiannual	N/A	05/11/2023	163,172	(48)	—	—	(48)
Interest Rate Fixing
Bank of America NA	6 Month Thai Baht	Receive	2.10% Semiannual	N/A	05/15/2023	163,172	(38)	—	—	(38)
Interest Rate Fixing
Bank of America NA	Bank Negara Malaysia	Pay	3.62% Quarterly	N/A	03/20/2020	MYR	63,000	(7)	—	—	(7)
Klibor Interbank Offered
Rate Fixing 3 Month

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2019 (unaudited)

Interest Rate Swaps (continued)

		(Pay)/
		Receive								Unrealized	Upfront
		Floating	Fixed	Payment	Effective				Notional	Appreciation/	Payments/	Fair Value
Counterparty	Floating Rate Index	Rate	Rate	Frequency	Date (a)	Maturity Date			Amount	(Depreciation)	(Receipts)	Asset ---- Liability
Bank of America NA	Bank Negara Malaysia	Receive	3.79%	Quarterly	N/A	03/20/2024		MYR	13,500	$1 $	— $	1	$—
	Klibor Interbank Offered
	Rate Fixing 3 Month
Bank of America NA	China Foreign Exchange	Pay	3.63%	Quarterly	N/A	05/04/2023		CNY	21,937	96	1	97	—
	Trade System Fixing
	Repo Rates 7 Day
Bank of America NA	China Foreign Exchange	Pay	3.77%	Quarterly	N/A	09/18/2022			5,859	28	—	28	—
	Trade System Fixing
	Repo Rates 7 Day
Bank of America NA	China Foreign Exchange	Pay	3.72%	Quarterly	N/A	06/22/2022			11,886	52	—	52	—
	Trade System Fixing
	Repo Rates 7 Day
Bank of America NA	China Foreign Exchange	Pay	3.98%	Quarterly	N/A	03/24/2022			9,200	49	—	49	—
	Trade System Fixing
	Repo Rates 7 Day
Bank of America NA	China Foreign Exchange	Pay	4.01%	Quarterly	N/A	11/01/2022			5,889	36	—	36	—
	Trade System Fixing
	Repo Rates 7 Day
Bank of America NA	China Foreign Exchange	Pay	3.85%	Quarterly	N/A	09/08/2022			8,370	44	—	44	—
	Trade System Fixing
	Repo Rates 7 Day
Bank of America NA	Financial Benchmarks	Receive	6.60%	Semiannual	N/A	04/03/2023		INR	282,500	(82)	—	—	(82)
	India Pvt. Ltd -
	Overnight Mumbai
	Interbank Offered Rate
Bank of America NA	Financial Benchmarks	Receive	7.49%	Semiannual	N/A	10/03/2023		133,728		(98)	—	—	(98)
	India Pvt. Ltd -
	Overnight Mumbai
	Interbank Offered Rate
Barclays Bank PLC	6 Month Budapest	Receive	1.33%	Semiannual	N/A	12/12/2021		HUF	3,208,874	(40)	—	—	(40)
	Interbank Offered Rate
Barclays Bank PLC	6 Month Warsaw	Receive	2.20%	Semiannual	N/A	12/12/2023		PLN	10,712	(17)	—	—	(17)
	Interbank Offered Rate
Barclays Bank PLC	Brazil Cetip DI Interbank	Pay	7.84%	Annual	N/A	01/03/2022		BRL	9,050	8	—	8	—
	Deposit Rate
Barclays Bank PLC	China Foreign Exchange	Pay	2.98%	Quarterly	N/A	12/12/2023		CNY	7,120	2	—	2	—
	Trade System Fixing
	Repo Rates 7 Day
Barclays Bank PLC	Financial Benchmarks	Receive	7.54%	Semiannual	N/A	10/10/2023		INR	174,580	(145)	—	—	(145)
	India Pvt. Ltd -
	Overnight Mumbai
	Interbank Offered Rate
Merrill Lynch	6 Month Thai Baht	Receive	2.22%	Semiannual	N/A	05/22/2023		THB	94,961	(37)	—	—	(37)
	Interest Rate Fixing
Total										$(218)$	2	$324	$(540)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive								Unrealized	Upfront
		Floating	Fixed	Payment	Effective				Notional	Appreciation/	Payments/
Floating Rate Index		Rate	Rate	Frequency	Date (a)	Maturity Date			Amount	(Depreciation)	(Receipts	Fair Value
3 Month Johannesburg Interbank Agreed Rate		Pay	7.82%	Quarterly	N/A	05/08/2028	ZAR		14,707	$(10)$	— $	(10)
3 Month Johannesburg Interbank Agreed Rate		Pay	6.88%	Quarterly	N/A	05/11/2020			69,549	(14)	1	(13)
3 Month Johannesburg Interbank Agreed Rate		Pay	7.64%	Quarterly	N/A	03/29/2028			11,583	(18)	1	(17)
3 Month Johannesburg Interbank Agreed Rate		Pay	7.91%	Quarterly	N/A	05/24/2028			17,804	(4)	(1)	(5)
3 Month Johannesburg Interbank Agreed Rate		Pay	7.20%	Quarterly	N/A	06/04/2020		132,866		14	(4)	10
3 Month Johannesburg Interbank Agreed Rate		Receive	7.01%	Quarterly	N/A	06/04/2020		132,866		10	1	11
3 Month Johannesburg Interbank Agreed Rate		Receive	7.76%	Quarterly	N/A	12/21/2026			28,000	7	—	7
3 Month Johannesburg Interbank Agreed Rate		Pay	6.95%	Quarterly	N/A	03/22/2021			53,793	(15)	2	(13)
3 Month Johannesburg Interbank Agreed Rate		Pay	7.72%	Quarterly	N/A	04/26/2028			19,000	(21)	—	(21)
3 Month KRW Certificate of Deposit		Pay	2.39%	Quarterly	N/A	04/26/2028	KRW	2,174,550		102	—	102
3 Month KRW Certificate of Deposit		Pay	2.27%	Quarterly	N/A	04/26/2023		4,196,500		77	—	77
3 Month KRW Certificate of Deposit		Pay	2.18%	Quarterly	N/A	05/31/2023		4,141,500		63	1	64
3 Month KRW Certificate of Deposit		Pay	2.39%	Quarterly	N/A	04/27/2028		2,174,550		102	—	102
3 Month KRW Certificate of Deposit		Pay	2.05%	Quarterly	N/A	04/27/2020		10,376,800		21	—	21

See accompanying notes.

		Consolidated Schedule of Investments
			Global Multi-Strategy Fund
			February 28, 2019 (unaudited)

	Exchange Cleared Interest Rate Swaps (continued)
	(Pay)/
	Receive							Unrealized	Upfront
	Floating	Fixed	Payment	Effective			Notional	Appreciation/	Payments/
Floating Rate Index	Rate	Rate	Frequency	Date (a)	Maturity Date		Amount	(Depreciation)	(Receipts	Fair Value
3 Month KRW Certificate of Deposit	Pay	2.11%	Quarterly	N/A	07/19/2023	KRW	4,748,000	$62	$1	$63
3 Month KRW Certificate of Deposit	Pay	1.85%	Quarterly	N/A	12/12/2028	3,200,000		13	—	13
3 Month Stockholm Interbank Offered Rate	Receive	1.27%	Quarterly	N/A	03/27/2028	SEK	15,100	(52)	1	(51)
3 Month USD LIBOR	Receive	2.81%	Quarterly	N/A	12/12/2021		$1,835	(12)	—	(12)
3 Month USD LIBOR	Receive	2.88%	Quarterly	N/A	09/07/2021		1,289	(10)	1	(9)
3 Month USD LIBOR	Receive	2.90%	Quarterly	N/A	07/19/2023		2,097	(30)	—	(30)
3 Month USD LIBOR	Receive	2.77%	Quarterly	N/A	03/07/2025		3,938	(40)	—	(40)
3 Month USD LIBOR	Receive	2.75%	Quarterly	N/A	03/29/2025		1,575	(14)	—	(14)
3 Month USD LIBOR	Receive	2.84%	Quarterly	N/A	12/13/2023		812	(11)	1	(10)
3 Month USD LIBOR	Pay	2.81%	Semiannual	N/A	07/09/2020		6,292	13	—	13
3 Month USD LIBOR	Receive	2.61%	Quarterly	N/A	01/10/2024		10,227	(25)	—	(25)
3 Month USD LIBOR	Receive	2.57%	Quarterly	N/A	01/07/2024		10,279	(3)	—	(3)
3 Month USD LIBOR	Receive	2.57%	Quarterly	N/A	01/08/2022		1,012	—	—	—
3 Month USD LIBOR	Receive	3.16%	Quarterly	N/A	11/06/2023		3,990	(106)	—	(106)
3 Month USD LIBOR	Receive	3.04%	Quarterly	N/A	05/22/2025		3,180	(82)	—	(82)
3 Month USD LIBOR	Receive	2.94%	Quarterly	N/A	05/10/2023		1,785	(28)	—	(28)
3 Month USD LIBOR	Receive	2.88%	Quarterly	N/A	08/21/2025		6,337	(107)	1	(106)
3 Month USD LIBOR	Receive	2.09%	Quarterly	N/A	03/03/2022		7,419	100	1	101
3 Month USD LIBOR	Receive	2.00%	Quarterly	N/A	04/11/2022		5,502	93	—	93
3 Month USD LIBOR	Receive	2.84%	Quarterly	N/A	12/13/2023		406	(5)	—	(5)
3 Month USD LIBOR	Receive	1.94%	Quarterly	N/A	01/10/2022		2,111	37	—	37
3 Month USD LIBOR	Receive	2.97%	Quarterly	N/A	08/03/2021		1,008	(9)	—	(9)
3 Month USD LIBOR	Receive	3.08%	Quarterly	N/A	09/24/2023		788	(18)	—	(18)
3 Month USD LIBOR	Pay	1.74%	Semiannual	N/A	07/05/2020		11,160	(136)	1	(135)
3 Month USD LIBOR	Receive	2.97%	Quarterly	N/A	05/04/2025		2,381	(51)	—	(51)
3 Month USD LIBOR	Receive	3.09%	Quarterly	N/A	10/01/2024		4,584	(122)	—	(122)
3 Month USD LIBOR	Receive	2.62%	Quarterly	N/A	01/17/2024		739	(2)	—	(2)
3 Month USD LIBOR	Pay	2.98%	Semiannual	N/A	08/07/2023		4,428	78	—	78
3 Month USD LIBOR	Receive	3.04%	Quarterly	N/A	08/07/2028		2,362	(66)	—	(66)
3 Month USD LIBOR	Receive	2.79%	Quarterly	N/A	03/26/2023		3,918	(37)	—	(37)
3 Month USD LIBOR	Pay	3.08%	Semiannual	N/A	10/26/2020		9,736	70	—	70
3 Month USD LIBOR	Receive	2.71%	Quarterly	N/A	02/09/2025		7,061	(46)	—	(46)
3 Month USD LIBOR	Pay	2.61%	Semiannual	N/A	03/26/2020		9,437	(5)	—	(5)
3 Month USD LIBOR	Receive	2.12%	Quarterly	N/A	03/08/2022		6,219	79	—	79
3 Month USD LIBOR	Receive	2.02%	Quarterly	N/A	02/07/2022		4,265	67	—	67
3 Month USD LIBOR	Receive	1.93%	Quarterly	N/A	01/13/2022		4,225	76	—	76
3 Month USD LIBOR	Receive	2.23%	Quarterly	N/A	04/03/2024		4,061	65	—	65
3 Month USD LIBOR	Receive	2.02%	Quarterly	N/A	01/23/2022		5,283	82	—	82
3 Month USD LIBOR	Receive	1.92%	Quarterly	N/A	01/11/2022		2,111	38	—	38
3 Month USD LIBOR	Receive	2.69%	Quarterly	9/18/2019	12/18/2019		48,650	(10)	—	(10)
3 Month USD LIBOR	Receive	1.89%	Quarterly	N/A	01/19/2022		2,111	40	—	40
3 Month USD LIBOR	Receive	1.19%	Quarterly	N/A	08/11/2021		6,434	214	—	214
3 Month USD LIBOR	Receive	2.21%	Quarterly	N/A	03/15/2022		5,314	54	—	54
3 Month USD LIBOR	Receive	2.93%	Quarterly	N/A	06/11/2025		3,963	(79)	1	(78)
3 Month USD LIBOR	Receive	2.97%	Quarterly	N/A	04/25/2025		2,700	(58)	—	(58)
3 Month USD LIBOR	Receive	2.75%	Quarterly	N/A	03/08/2023		1,892	(15)	—	(15)
3 Month USD LIBOR	Pay	2.77% Semiannual		N/A	05/10/2020		4,292	5	1	6
6 Month Budapest Interbank Offered Rate	Receive	0.76% Semiannual		N/A	05/29/2021	HUF	1,242,450	27	—	27
6 Month Budapest Interbank Offered Rate	Receive	1.12% Semiannual		N/A	07/17/2022	688,840		19	—	19
6 Month Budapest Interbank Offered Rate	Receive	1.58% Semiannual		N/A	01/08/2024	600,000		7	1	8
6 Month Budapest Interbank Offered Rate	Receive	1.68% Semiannual		N/A	06/13/2023	724,713		(15)	—	(15)
6 Month Budapest Interbank Offered Rate	Receive	1.58% Semiannual		N/A	08/15/2021	795,400		(34)	—	(34)
6 Month Budapest Interbank Offered Rate	Receive	1.54% Semiannual		N/A	09/25/2021	756,200		(28)	—	(28)
6 Month Budapest Interbank Offered Rate	Receive	1.89% Semiannual		N/A	06/29/2023	631,810		(33)	1	(32)
6 Month Budapest Interbank Offered Rate	Receive	1.29% Semiannual		N/A	12/14/2021	1,089,495		(12)	1	(11)
6 Month Budapest Interbank Offered Rate	Receive	1.32% Semiannual		N/A	12/04/2021	1,197,000		(16)	1	(15)
6 Month Budapest Interbank Offered Rate	Receive	2.46% Semiannual		N/A	10/18/2023	334,950		(45)	(1)	(46)
6 Month Budapest Interbank Offered Rate	Receive	2.09% Semiannual		N/A	07/11/2023	482,425		(39)	—	(39)
6 Month Budapest Interbank Offered Rate	Receive	0.77% Semiannual		N/A	06/08/2021	534,314		11	—	11
6 Month Budapest Interbank Offered Rate	Receive	1.56% Semiannual		N/A	09/28/2021	676,600		(26)	—	(26)
6 Month Budapest Interbank Offered Rate	Receive	0.98% Semiannual		N/A	12/21/2020	1,176,450		(9)	—	(9)
6 Month Warsaw Interbank Offered Rate	Receive	2.52% Semiannual		N/A	03/09/2022	PLN	3,605	(18)	—	(18)
6 Month Warsaw Interbank Offered Rate	Receive	2.05% Semiannual		N/A	02/28/2024		5,883	4	—	4
6 Month Warsaw Interbank Offered Rate	Receive	2.46% Semiannual		N/A	05/14/2023		4,788	(23)	—	(23)
6 Month Warsaw Interbank Offered Rate	Receive	2.54% Semiannual		N/A	05/17/2023		5,873	(33)	—	(33)
6 Month Warsaw Interbank Offered Rate	Receive	2.48% Semiannual		N/A	03/23/2023		4,152	(21)	—	(21)
6 Month Warsaw Interbank Offered Rate	Receive	2.54% Semiannual		N/A	06/11/2023		11,235	(63)	—	(63)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2019 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)

		(Pay)/
		Receive								Unrealized	Upfront
		Floating	Fixed	Payment	Effective			Notional		Appreciation/	Payments/
Floating Rate Index		Rate	Rate	Frequency	Date (a)	Maturity Date		Amount		(Depreciation)	(Receipts	Fair Value
6 Month Warsaw Interbank Offered Rate		Receive	2.37% Semiannual		N/A	04/26/2022	PLN	6,600		$(27)$	2	$(25)
6 Month Warsaw Interbank Offered Rate		Receive	2.55% Semiannual		N/A	03/10/2022		6,420		(33)	—	(33)
6 Month Warsaw Interbank Offered Rate		Receive	2.44% Semiannual		N/A	05/07/2023		11,752		(54)	—	(54)
Brazil Cetip DI Interbank Deposit Rate		Pay	7.58%	Annual	N/A	01/03/2022	BRL 37,169			(20)	—	(20)
Canada Bankers Acceptances 3 Month		Pay	2.44% Semiannual		N/A	03/22/2023	CAD	5,285		33	5	38
Canada Bankers Acceptances 3 Month		Pay	2.62% Semiannual		N/A	03/23/2028		2,642		34	4	38
Canada Bankers Acceptances 3 Month		Pay	2.58% Semiannual		N/A	03/22/2028		2,642		27	5	32
Canada Bankers Acceptances 3 Month		Pay	2.53% Semiannual		N/A	04/03/2028		2,670		18	5	23
MXN TIIE Banxico		Pay	8.14%	Monthly	N/A	02/04/2022	MXN	47,869		4	—	4
MXN TIIE Banxico		Pay	8.32%	Monthly	N/A	03/16/2022		71,510		26	—	26
MXN TIIE Banxico		Receive	8.37%	Monthly	N/A	03/13/2024		46,000		(31)	1	(30)
MXN TIIE Banxico		Pay	8.43%	Monthly	N/A	12/31/2021		52,578		25	—	25
MXN TIIE Banxico		Pay	8.06%	Monthly	N/A	03/16/2022		67,000		—	—	—
MXN TIIE Banxico		Pay	8.69%	Monthly	N/A	03/16/2022		78,771		69	—	69
MXN TIIE Banxico		Receive	8.76%	Monthly	N/A	03/13/2024		51,150		(77)	—	(77)
MXN TIIE Banxico		Receive	8.06%	Monthly	N/A	03/13/2024		43,000		(1)	—	(1)
MXN TIIE Banxico		Pay	8.46%	Monthly	N/A	01/07/2022		30,000		15	1	16
US Federal Funds Effective Rate (continuous		Pay	2.43%	Annual	N/A	12/18/2019		$48,650		4	1
series)												5
Total										$(14)$	37	$23
Amounts in thousands.
a) Forward swap.

Total Return Equity Basket Swaps

										Upfront	Value and Unrealized
					Payment		Notional			Payments/	Appreciation/(Depreciation)
Counterparty	Fund Pays		Fund Receives		Frequency	Expiration Date		Amount		(Receipts)	Asset ---- -Liability
Bank of America NA	Floating rate based on 1	Total return on a custom basket of			Monthly	09/25/2020		$168	$	— $	— $	—
	Month GBP LIBOR plus/ long and short securities traded in
	less spread	GBP
Bank of America NA	Floating rate based on the Total return on a custom basket of				Monthly	09/25/2020-		2,582		—	28	—
	Euro Interbank Offered	long and short securities traded in				12/28/2020
	rate plus/less spread	EUR
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of			Monthly	03/18/2021		1,652		—	155	—
	Month LIBOR plus/less long and short securities traded in
	spread	USD
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of			Monthly	09/22/2022		242		—	—	(39)
	Week LIBOR plus/less	long and short securities traded in IDR
	spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of			Monthly	03/22/2019		3,706		—	—	(57)
	Month LIBOR plus/less l ong and short securities traded in
	spread	TWD
Deutsche Bank AG	Floating rate based on the Total return on a custom basket of				Monthly	03/20/2023		1,133		—	67	—
	Mexico Interbank TIIE	long and short securities traded in
	rate plus/less spread	MXN
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of			Monthly	06/15/2022		62		—	—	(8)
	Month LIBOR plus/less long and short securities traded in CLP
	spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of			Monthly	03/22/2023		1,547		—	59	—
	Month LIBOR plus/less long and short securities traded in
	spread	BRL
Deutsche Bank AG	Floating rate based on the Total return on a custom basket of				Monthly	05/23/2022		1,032		—	8	—
	Overnight Reserve Bank long and short securities traded in
	of Australia Cash Rate	AUD
	plus/less spread
Deutsche Bank AG	Floating rate based on	Total return on a custom basket of			Monthly	01/19/2022		15,046		—	—	(692)
	the Hong Kong Interbank long and short securities traded in
	Offered Rate plus/less	HKD
	spread
Deutsche Bank AG(a)	Floating rate based on 1	Total return on a custom basket of			Monthly	05/21/2019-		21,183		—	—	(199)
	Week LIBOR plus/less	long and short securities traded in				01/21/2020
	spread	GBP
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of			Monthly	08/19/2022		8,052		—	229	—
	Week EUR LIBOR plus/ long and short securities traded in
	less spread	EUR

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2019 (unaudited)

Total Return Equity Basket Swaps (continued)

							Upfront	Value and Unrealized
			Payment		Notional		Payments/	Appreciation/(Depreciation)
Counterparty	Fund Pays	Fund Receives	Frequency	Expiration Date	Amount		(Receipts)	Asset -----Liability
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of	Monthly	03/28/2019-	$8,790	$	— $	— $	(222)
	Month LIBOR plus/less long and short securities traded in			04/19/2019
	spread	KRW
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of	Monthly	03/22/2019	520		—	17	—
	Month LIBOR plus/less long and short securities traded in
	spread	MYR
Deutsche Bank AG	Floating rate based on the Total return on a custom basket of		Monthly	01/20/2022	1,140		—	40	—
	Poland Warsaw Interbank long and short securities traded in
	Offer/Bid Spot Week	PLN
	Rate plus/less spread
Deutsche Bank AG	Floating rate based on the Total return on a custom basket of		Monthly	03/24/2019-	1,587		—	—	(35)
	Johannesburg Interbank	long and short securities traded in		10/16/2023
	Agreed Rate plus/less	ZAR
	spread
Goldman Sachs & Co	Floating rate based on the Total return on a custom basket of		Monthly	01/18/2029	743		—	—	(42)
	HKD Overnight-Indexed long and short securities traded in
	Swap Rate plus/less	HKD
	spread
Goldman Sachs & Co	Floating rate based on 1	Total return on a custom basket of	Monthly	12/25/2028-	670		—	—	(45)
	Month JPY LIBOR plus/ long and short securities traded in JPY			12/26/2028
	less spread
Goldman Sachs & Co	Floating rate based on the Total return on a custom basket of		Monthly	01/19/2029-	126		—	—	(11)
	Federal Funds Rate plus/ long and short securities traded in			01/24/2029
	less spread	KRW
Goldman Sachs & Co	Floating rate based on 1	Total return on a custom basket of	Monthly	01/22/2029	1,410		—	225	—
	Month LIBOR plus/less long and short securities traded in
	spread	CNY
Goldman Sachs & Co	Floating rate based on 1	Total return on a custom basket of	Monthly	02/01/2029-	1,576		—	73	—
	Month Euro Interbank	long and short securities traded in		02/07/2029
	Offered rate plus/less	EUR
	spread
Goldman Sachs & Co	Floating rate based on 1	Total return on a custom basket of	Monthly	12/22/2028-	1,736		—	61	—
	Month LIBOR plus/less long and short securities traded in			12/26/2028
	spread	GBP
JPMorgan Chase	Floating rate based on 1	Total return on a custom basket of	Monthly	06/22/2023	28		—	—	(10)
	Month LIBOR plus/less long and short securities traded in
	spread	KRW
JPMorgan Chase	Floating rate based on	Total return on a custom basket of	Monthly	06/21/2023	85		—	1	—
	the Mexico Equilibrium	long and short securities traded in
	Interbank Interest Rate	MXN
	plus/less spread
JPMorgan Chase	Floating rate based on 1	Total return on a custom basket of	Monthly	06/22/2023	7		—	—	(1)
	Month LIBOR plus/less long and short securities traded in CLP
	spread
JPMorgan Chase	Floating rate based on 1	Total return on a custom basket of	Monthly	06/26/2023	19		—	4	—
	Month LIBOR plus/less long and short securities traded in IDR
	spread
JPMorgan Chase	Floating rate based on the Total return on a custom basket of		Monthly	07/03/2023	62		—	—	(1)
	Federal Funds Rate plus/ long and short securities traded in
	less spread	USD
JPMorgan Chase	Floating rate based on the Total return on a custom basket of		Monthly	06/22/2023-	2		—	18	—
	Johannesburg Interbank	long and short securities traded in		12/28/2023
	Agreed Rate plus/less	ZAR
	spread
JPMorgan Chase	Floating rate based on	Total return on a custom basket of	Monthly	06/21/2023	203		—	32	—
	the Warsaw Interbank	long and short securities traded in
	Offered Rate plus/less	PLN
	spread
JPMorgan Chase	Floating rate based on 1	Total return on a custom basket of	Monthly	06/26/2023	—		—	—	(1)
	Month LIBOR plus/less long and short securities traded in
	spread	MYR
Morgan Stanley & Co	Floating rate based on	Total return on a custom basket of	Monthly	01/28/2021	776		—	149	—
	the Hong Kong Interbank long and short securities traded in
	Offered Rate plus/less	HKD
	spread

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2019 (unaudited)

Total Return Equity Basket Swaps (continued)

							Upfront	Value and Unrealized
			Payment		Notional		Payments/	Appreciation/(Depreciation)
Counterparty	Fund Pays	Fund Receives	Frequency	Expiration Date	Amount		(Receipts)	Asset- ---- Liability
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of	Monthly	11/28/2019	$10,209	$	— $	342	$—
	Month LIBOR plus/less long and short securities traded in JPY
	spread
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of	Monthly	01/22/2021	259		—	26	—
	Month LIBOR plus/less long and short securities traded in
	spread	KRW
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of	Monthly	05/20/2020	8,507		—	333	—
	Month LIBOR plus/less long and short securities traded in
	spread	GBP
Morgan Stanley & Co	Floating rate based on	Total return on a custom basket of	Monthly	08/19/2020	16,277		—	—	(193)
	the Euro Overnight Index long and short securities traded in
	Average plus/less spread	EUR
Morgan Stanley &	Floating rate based on the Total return on a custom basket of		Monthly	08/20/2020	35,547		—	300	—
Co(b)	Bank of Japan Estimate	long and short securities traded in JPY
	Unsecured Overnight
	Call Rate plus/less spread
Morgan Stanley & Co	Floating rate based on	Total return on a custom basket of	Monthly	11/20/2019	2,665		—	—	—
	the Tomorrow/Next	long and short securities traded in
	Overnight Index Swap	CHF
	rate plus/less spread
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of	Monthly	08/19/2020	2,264		—	—	(139)
	Week LIBOR plus/less	long and short securities traded in
	spread	DKK
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of	Monthly	08/19/2020	1,512		—	—	(60)
	Week LIBOR plus/less	long and short securities traded in
	spread	NOK
Morgan Stanley &	Floating rate based on 1	Total return on a custom basket of	Monthly	08/22/2019-	40,187		—	859	—
Co(c)	Month LIBOR plus/less long and short securities traded in			10/10/2019
	spread	USD
Morgan Stanley &	Floating rate based on the Total return on a custom basket of		Monthly	10/09/2019	32,607		—	—	(1,413)
Co(d)	Euro Interbank Offered	long and short securities traded in
	rate plus/less spread	EUR
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of	Monthly	08/19/2020	1,754		—	—	(99)
	Week LIBOR plus/less	long and short securities traded in
	spread	SEK
Morgan Stanley &	Floating rate based on the Total return on a custom basket of		Monthly	08/19/2020	224,752		—	—	(2,099)
Co(e)	Federal Funds Rate plus/ long and short securities traded in
	less spread	USD
UBS AG	Floating rate based on 1	Total return on a custom basket of	Monthly	02/01/2022	211		—	—	(2)
	Month GBP LIBOR plus/ long and short securities traded in
	less spread	GBP
UBS AG	Floating rate based on 1	Total return on a custom basket of	Monthly	02/01/2022	316		—	5	—
	Day JPY LIBOR plus/	long and short securities traded in JPY
	less spread
UBS AG	Floating rate based on 1	Total return on a custom basket of	Monthly	02/01/2022	550		—	—	(19)
	Month CHF LIBOR plus/ long and short securities traded in
	less spread	CHF
UBS AG	Floating rate based on 1	Total return on a custom basket of	Monthly	02/01/2022	4,463		—	182	—
	Month EUR LIBOR plus/ long and short securities traded in
	less spread	EUR
Total					$457,965	$	— $	3,213	$(5,387)

The expiration dates are measured from the commencement of investment in each underlying swap position.

The fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.

Notional Amount represents the total absolute value of the underlying securities. Amounts in thousands.

(a)

Top Underlying Securities 462292

See accompanying notes.

	Consolidated Schedule of Investments
	Global Multi-Strategy Fund
	February 28, 2019 (unaudited)

Description	Shares	Notional Amount	% of Total Absolute Notional Amount
Jardine Lloyd Thompson Group PLC	71,535	$1,810	8.55%
BTG PLC	89,590	990	4.67%
Micro Focus International PLC	(38,486)	(955)	(4.51)%
Hargreaves Lansdown PLC	(25,922)	(599)	(2.83)%
Smith & Nephew PLC	31,115	593	2.80%
John Wood Group PLC	(84,307)	(582)	(2.75)%
Evraz PLC	74,654	559	2.64%
Anglo American PLC	20,734	551	2.60%
Rio Tinto PLC	8,430	485	2.29%
Intermediate Capital Group PLC	32,306	449	2.12%
RPC Group PLC	41,214	433	2.04%
BHP Group PLC	18,189	421	1.99%
BP PLC	59,190	420	1.98%
Merlin Entertainments PLC	(72,823)	(349)	(1.65)%
Just Eat PLC	(33,484)	(331)	(1.57)%
Inchcape PLC	42,788	321	1.51%
Aggreko PLC	(31,582)	(300)	(1.42)%
Dixons Carphone PLC	155,897	274	1.30%
Persimmon PLC	8,439	272	1.29%
Close Brothers Group PLC	13,344	267	1.26%
Royal Dutch Shell PLC - A Shares	8,270	258	1.22%
Babcock International Group PLC	(35,769)	(257)	(1.21)%
Drax Group PLC	51,335	248	1.17%
Legal & General Group PLC	(64,709)	(241)	(1.14)%
Investec PLC	36,436	238	1.12%
BT Group PLC	83,445	238	1.12%
Greene King PLC	(27,081)	(237)	(1.12)%
Ashmore Group PLC	(41,080)	(230)	(1.09)%
Man Group PLC	123,204	226	1.07%
International Consolidated Airlines Group SA	(27,811)	(221)	(1.04)%
Auto Trader Group PLC	(34,237)	(216)	(1.02)%
Moneysupermarket.com Group PLC	46,913	214	1.01%
Rightmove PLC	(32,898)	(210)	(0.99)%
Admiral Group PLC	(7,242)	(210)	(0.99)%
Capita PLC	(126,287)	(208)	(0.98)%
Kingfisher PLC	(64,421)	(207)	(0.98)%
ASOS PLC	(4,869)	(206)	(0.97)%
British American Tobacco PLC	(5,375)	(197)	(0.93)%
Bellway PLC	4,873	196	0.92%
Direct Line Insurance Group PLC	39,721	188	0.89%
Old Mutual Ltd	(103,039)	(170)	(0.80)%
Rentokil Initial PLC	(35,642)	(166)	(0.78)%
Royal Mail PLC	43,545	163	0.77%
Weir Group PLC/The	(7,301)	(159)	(0.75)%
Indivior PLC	106,736	152	0.72%
Mediclinic International PLC	(34,206)	(144)	(0.68)%
Spirax-Sarco Engineering PLC	(1,624)	(144)	(0.68)%
Tate & Lyle PLC	15,563	143	0.68%
IWG PLC	44,876	137	0.65%
Petrofac Ltd	(23,595)	(134)	(0.63)%

(b)

Top Underlying Securities AQRMSJPY

See accompanying notes.

	Consolidated Schedule of Investments
	Global Multi-Strategy Fund
	February 28, 2019 (unaudited)

Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Yaskawa Electric Corp	(20,700	) $	(588)	(1.65)%
Hitachi Ltd	18,100		542	1.52%
Kansai Paint Co Ltd	(27,300)		(501)	(1.41)%
Sony Corp	9,500		455	1.28%
Resona Holdings Inc	99,100		447	1.26%
M3 Inc	(26,900)		(445)	(1.25)%
Nippon Paint Holdings Co Ltd	(11,600)		(445)	(1.25)%
Sojitz Corp	119,900		440	1.24%
Murata Manufacturing Co Ltd	(2,800)		(435)	(1.22)%
Calbee Inc	(15,300)		(423)	(1.19)%
Kamigumi Co Ltd	17,700		410	1.15%
Sumitomo Dainippon Pharma Co Ltd	15,900		392	1.10%
ZOZO Inc	(20,600)		(387)	(1.09)%
Alfresa Holdings Corp	13,200		382	1.07%
Tokyo Electric Power Co Holdings Inc	60,300		375	1.06%
Japan Airlines Co Ltd	10,200		372	1.05%
Ricoh Co Ltd	(36,500)		(370)	(1.04)%
Shimadzu Corp	14,900		367	1.03%
Shimano Inc	(2,400)		(364)	(1.02)%
Eisai Co Ltd	4,200		346	0.98%
Marubeni Corp	48,100		343	0.96%
Sawai Pharmaceutical Co Ltd	(5,900)		(338)	(0.95)%
Taisei Corp	7,100		335	0.94%
Kajima Corp	22,600		334	0.94%
Casio Computer Co Ltd	(23,900)		(324)	(0.91)%
Suruga Bank Ltd	(64,800)		(312)	(0.88)%
Stanley Electric Co Ltd	10,500		301	0.85%
Aisin Seiki Co Ltd	7,700		300	0.84%
Kikkoman Corp	(6,000)		(298)	(0.84)%
Showa Denko KK	(7,700)		(286)	(0.81)%
Taiheiyo Cement Corp	8,200		280	0.79%
Hikari Tsushin Inc	1,554		278	0.78%
Acom Co Ltd	(80,650)		(276)	(0.77)%
Nippon Express Co Ltd	4,600		271	0.76%
Daifuku Co Ltd	(5,400)		(265)	(0.74)%
Obayashi Corp	27,100		264	0.74%
Bandai Namco Holdings Inc	6,200		264	0.74%
DeNA Co Ltd	(17,100)		(263)	(0.74)%
Kakaku.com Inc	(13,636)		(262)	(0.74)%
Haseko Corp	20,600		257	0.72%
Hankyu Hanshin Holdings Inc	6,900		250	0.70%
Nagoya Railroad Co Ltd	(8,900)		(245)	(0.69)%
Marui Group Co Ltd	(13,900)		(244)	(0.69)%
Shiseido Co Ltd	3,600		237	0.67%
Mitsubishi Logistics Corp	(9,400)		(237)	(0.67)%
Isuzu Motors Ltd	16,500		236	0.66%
Nippon Yusen KK	(15,000)		(236)	(0.66)%
Fast Retailing Co Ltd	(500)		(234)	(0.66)%
Hirose Electric Co Ltd	(2,200)		(226)	(0.64)%
Toyota Boshoku Corp	13,400		220	0.62%

(c)

Top Underlying Securities YORKEBS

See accompanying notes.

	Consolidated Schedule of Investments
	Global Multi-Strategy Fund
	February 28, 2019 (unaudited)

Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Alibaba Group Holding Ltd	(42,898	) $	(7,852)	(19.54)%
Altaba Inc	99,387		7,413	18.45%
Cigna Corp	28,117		4,905	12.20%
iShares iBoxx High Yield Corporate Bond ETF	(46,326)		(3,972)	(9.88)%
SPDR S&P Regional Banking ETF	(39,084)		(2,213)	(5.51)%
Ashland Global Holdings Inc	27,000		2,089	5.20%
Finisar Corp	(70,455)		(1,725)	(4.29)%
Walgreens Boots Alliance Inc	(21,118)		(1,503)	(3.74)%
Mellanox Technologies Ltd	(10,050)		(1,080)	(2.69)%
Amgen Inc	(5,341)		(1,015)	(2.53)%
Illinois Tool Works Inc	(6,113)		(881)	(2.19)%
Iron Mountain Inc	(24,675)		(874)	(2.18)%
Lowe's Cos Inc	(7,591)		(798)	(1.99)%
Home Depot Inc/The	4,099		759	1.89%
Henry Schein Inc	(11,328)		(672)	(1.67)%
II-VI Inc	15,627		664	1.65%
Tractor Supply Co	(4,852)		(463)	(1.15)%
Elanco Animal Health Inc	15,004		454	1.13%
EOG Resources Inc	(1,643)		(154)	(0.39)%
Marathon Oil Corp	(9,303)		(154)	(0.38)%
Apache Corp	(4,633)		(154)	(0.38)%
Devon Energy Corp	(5,199)		(153)	(0.38)%
Continental Resources Inc/OK	(3,338)		(149)	(0.37)%
China Biologic Products Holdings Inc	1,127		91	0.23%

(d)

Top Underlying Securities YRKEBSEUR

Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Stoxx Europe 600 Index	(52,264	) $	(22,162)	(67.97)%
Ferrovial SA	182,795		4,212	12.92%
Sanofi	19,013		1,590	4.87%
Aeroports de Paris	5,588		1,084	3.32%
EDP - Energias de Portugal SA	271,571		996	3.06%
Eurofins Scientific SE	(2,008)		(846)	(2.59)%
Kering SA	(926)		(506)	(1.55)%
LVMH Moet Hennessy Louis Vuitton SE	(1,330)		(457)	(1.40)%
Smurfit Kappa Group PLC	14,118		400	1.23%
Salvatore Ferragamo SpA	16,651		354	1.08%

(e)

Top Underlying Securities AQRMSUSD

Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Exelon Corp	41,921		$2,037	0.91%
PPL Corp	(58,432)		(1,880)	(0.84)%
ConocoPhillips	22,761		1,544	0.69%
Middleby Corp/The	(11,811)		(1,448)	(0.64)%
Popular Inc	24,994		1,409	0.63%
MarketAxess Holdings Inc	(5,170)		(1,261)	(0.56)%
TransDigm Group Inc	(2,902)		(1,260)	(0.56)%
Zebra Technologies Corp	6,135		1,230	0.55%

See accompanying notes.

	Consolidated Schedule of Investments
	Global Multi-Strategy Fund
	February 28, 2019 (unaudited)

Description (continued)	Shares	Notional Amount	% of Total Absolute Notional Amount
Insulet Corp	(12,384)	(1,163)	(0.52)%
Sempra Energy	(8,750)	(1,054)	(0.47)%
First Republic Bank/CA	(9,841)	(1,033)	(0.46)%
Cognex Corp	(19,066)	(1,018)	(0.45)%
BWX Technologies Inc	(19,168)	(1,003)	(0.45)%
Williams Cos Inc/The	(36,936)	(986)	(0.44)%
Keysight Technologies Inc	11,263	951	0.42%
Curtiss-Wright Corp	7,438	917	0.41%
Liberty Broadband Corp - C Shares	(10,230)	(916)	(0.41)%
Healthcare Services Group Inc	(23,098)	(882)	(0.39)%
Square Inc	(10,848)	(881)	(0.39)%
Archer-Daniels-Midland Co	20,365	866	0.38%
Seattle Genetics Inc	(11,458)	(851)	(0.38)%
Hanesbrands Inc	(45,241)	(841)	(0.37)%
Teledyne Technologies Inc	3,501	826	0.37%
Copart Inc	(13,949)	(818)	(0.36)%
Henry Schein Inc	(13,762)	(816)	(0.36)%
NorthWestern Corp	11,843	812	0.36%
Chemours Co/The	(20,882)	(794)	(0.35)%
Spirit AeroSystems Holdings Inc	7,986	789	0.35%
Conagra Brands Inc	(33,629)	(786)	(0.35)%
Fortive Corp	(9,518)	(776)	(0.34)%
Public Service Enterprise Group Inc	13,186	775	0.35%
Tyson Foods Inc	12,373	763	0.34%
Crown Holdings Inc	(14,008)	(760)	(0.34)%
Universal Display Corp	(4,956)	(740)	(0.33)%
Campbell Soup Co	(20,432)	(736)	(0.33)%
Lear Corp	4,683	712	0.32%
HealthEquity Inc	(8,732)	(703)	(0.31)%
HEICO Corp	(7,490)	(702)	(0.31)%
Dover Corp	7,692	696	0.31%
Mondelez International Inc	14,732	695	0.31%
Fastenal Co	(11,012)	(693)	(0.31)%
Lamb Weston Holdings Inc	9,889	685	0.31%
Microchip Technology Inc	(7,818)	(679)	(0.30)%
Micron Technology Inc	16,490	674	0.30%
Hyatt Hotels Corp	9,233	672	0.30%
Worldpay Inc	(6,997)	(670)	(0.30)%
Alliant Energy Corp	(14,565)	(668)	(0.30)%
Bank OZK	(20,306)	(666)	(0.30)%
Sprouts Farmers Market Inc	(28,538)	(666)	(0.30)%
Hormel Foods Corp	(15,133)	(656)	(0.29)%

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2019 (unaudited)

Reverse Repurchase Agreements

Counterparty		Coupon Rate		Maturity Date	Principal Amount			Payable for Reverse Repurchase Agreements
Barclays Bank PLC			(2.85)%	Open ended		$5,496	$					(5,502)
Merrill Lynch			(2.90)%	Open ended		3,580						(3,600)
Merrill Lynch			(3.00)%	Open ended		5,408						(5,434)
Merrill Lynch			(3.05)%	Open ended		9,038						(9,071)
Merrill Lynch			(2.75)%	Open ended		1,826						(1,832)
Merrill Lynch			(2.75)%	Open ended		944						(947)
Merrill Lynch			(2.75)%	Open ended		797						(799)
Merrill Lynch			(2.75)%	Open ended		812						(815)
Merrill Lynch			(2.75)%	Open ended		1,179						(1,183)
Merrill Lynch			(2.75)%	Open ended		2,092						(2,099)
Merrill Lynch			(7.10)%	Open ended	ZAR	28,979						(2,065)
Merrill Lynch			0.38%	Open ended	EUR	16,697						(18,991)
Merrill Lynch			(2.80)%	03/01/2019		$8,474						(8,475)
Merrill Lynch			(2.80)%	03/01/2019		7,341						(7,342)
Merrill Lynch			(2.80)%	03/01/2019		7,296						(7,297)
Merrill Lynch			(2.80)%	03/01/2019		22,553						(22,555)
Merrill Lynch			(2.70)%	03/01/2019		4,317						(4,317)
Merrill Lynch			(2.80)%	03/01/2019		6,899						(6,899)
Merrill Lynch			(2.80)%	03/01/2019		8,299						(8,300)
Merrill Lynch			(2.80)%	03/01/2019		7,892						(7,893)
Merrill Lynch			(2.80)%	03/01/2019		13,090						(13,091)
Merrill Lynch			(2.80)%	03/01/2019		31,973						(31,975)
Merrill Lynch			(2.80)%	03/01/2019		7,091						(7,091)
Merrill Lynch			(2.80)%	03/01/2019		1,130						(1,130)
Merrill Lynch			(2.80)%	03/01/2019		12,067						(12,068)
Merrill Lynch			(2.80)%	03/01/2019		12,459						(12,460)
Merrill Lynch			(2.80)%	03/01/2019		35,801						(35,804)
Merrill Lynch			(2.80)%	03/01/2019		15,004						(15,005)
Merrill Lynch			(2.80)%	03/01/2019		8,961						(8,962)
Merrill Lynch			(2.80)%	03/01/2019		297						(297)
Merrill Lynch			(2.70)%	03/01/2019		7,904						(7,905)
Merrill Lynch			(2.80)%	03/01/2019		20,834						(20,836)
Merrill Lynch			(2.80)%	03/01/2019		7,207						(7,207)
Merrill Lynch			(2.80)%	03/01/2019		13,505						(13,506)
Merrill Lynch			(2.35)%	03/01/2019		31,882						(31,884)
Merrill Lynch			(2.65)%	03/01/2019		71,355						(71,360)
Merrill Lynch			(2.70)%	03/01/2019		25,776						(25,778)
Merrill Lynch			(2.75)%	03/01/2019		10,788						(10,789)
Total						$						(452,564)

Amounts in thousands.

Total Return Swaps

											Value and
											Unrealized
										Upfront	Appreciation/
			Pay/Receive		Payment	Expiration		Notional		Payments/	(Depreciation)
Counterparty	Reference Entity	Contracts	Positive Return	Financing Rate	Frequency	Date		Amount		(Receipts)	Asset ---- Liability
Goldman Sachs & Co	Seritage Growth	9,187	Receive	1 Month USD	Expiration	06/03/2021		$398	$	— $	8	$—
	Properties - A REIT			LIBOR + 0.70%
Goldman Sachs & Co	Seritage Growth	2,427	Receive	1 Month USD	Expiration	06/03/2021		100		—	7	—
	Properties - A REIT			LIBOR + 0.70%
Goldman Sachs & Co	Seritage Growth	6,860	Receive	1 Month USD	Expiration	06/03/2021		284		—	19	—
	Properties - A REIT			LIBOR + 0.70%
Goldman Sachs & Co	Seritage Growth	9,664	Receive	1 Month USD	Expiration	06/03/2021		458		—	—	(32)
	Properties - A REIT			LIBOR + 0.70%
Goldman Sachs & Co	Seritage Growth	9,664	Receive	1 Month USD	Expiration	06/03/2021		439		—	—	(12)
	Properties - A REIT			LIBOR + 0.70%
Goldman Sachs & Co	Seritage Growth	11,497	Receive	1 Month USD	Expiration	06/03/2021		493		—	15	—
	Properties - A REIT			LIBOR + 0.70%
Goldman Sachs & Co	Seritage Growth	10,347	Receive	1 Month USD	Expiration	06/03/2021		432		—	25	—
	Properties - A REIT			LIBOR + 0.70%
HSBC Securities Inc	Egypt Treasury Bills,	44,514,799	Receive	3 Month USD	Quarterly	04/19/2019		2,400		—	87	—
	0.00%, 04/16/2019			LIBOR
HSBC Securities Inc	Egypt Treasury Bills,	48,500,000	Receive	3 Month USD	Quarterly	04/17/2019		2,587		—	122	—
	0.00%, 04/16/2019			LIBOR
HSBC Securities Inc	Egypt Treasury Bills,	116,000,000	Receive	3 Month USD	Quarterly	04/24/2019		6,166		—	292	—
	0.00%, 04/23/2019			LIBOR

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2019 (unaudited)

Total Return Swaps (continued)

											Value and
											Unrealized
										Upfront	Appreciation/
			Pay/Receive		Payment	Expiration	Notional			Payments/	(Depreciation)
Counterparty	Reference Entity	Contracts	Positive Return	Financing Rate	Frequency	Date	Amount			(Receipts)	Asset ---- Liability
	HSBC Securities Inc Nigeria Treasury Bill,		Receive	3 Month USD	Quarterly	10/04/2019		$7,476	$	— $	151	$—
	0.00%, 10/03/2019			LIBOR + 0.75%
	Morgan Stanley & Co MSCI Daily Total Return	56	Receive	1 Month USD	Monthly	03/20/2019		8		—	—	—
	Net Israel USD Index			LIBOR + 0.30%
	Morgan Stanley & Co MSCI Daily Total Return	17	Receive	1 Month USD	Monthly	03/20/2019		2		—	—	—
	Net Israel USD Index			LIBOR + 0.30%
	Morgan Stanley & Co MSCI Daily Total Return	1	Receive	1 Month USD	Monthly	03/20/2019		—		—	—	—
	Net Israel USD Index			LIBOR + 0.30%
	Morgan Stanley & Co MSCI Emerging Markets	868	Pay	1 Month USD	Monthly	03/20/2019		$666		—	12	—
	Korea Net Total Return			LIBOR - 0.40%
	USD Index
	Morgan Stanley & Co MSCI Emerging Markets	28	Pay	1 Month USD	Monthly	03/20/2019		40		—	—	—
	Thailand Net Total			LIBOR - 0.10%
	Return USD Index
	Morgan Stanley & Co MSCI Emerging Markets	9	Pay	1 Month USD	Monthly	03/20/2019		13		—	—	—
	Thailand Net Total			LIBOR - 0.10%
	Return USD Index
	Morgan Stanley & Co MSCI Emerging Markets	11	Pay	1 Month USD	Monthly	03/20/2019		16		—	—	—
	Thailand Net Total			LIBOR - 0.10%
	Return USD Index
	Morgan Stanley & Co MSCI Emerging Markets	9	Pay	1 Month USD	Monthly	03/20/2019		13		—	—	—
	Thailand Net Total			LIBOR - 0.10%
	Return USD Index
	Morgan Stanley & Co MSCI Hong Kong Net	152	Receive	1 Month Hong	Monthly	03/20/2019	HKD	13,775		—	16	—
	Return HKD Index			Kong Interbank
				Offered Rate +
				0.15%
	Morgan Stanley & Co MSCI Japan Net Return	182,767	Receive	1 Month JPY	Monthly	03/20/2019	JPY	342,928		—	—	(13)
	JPY Index			LIBOR - 0.10%
	Morgan Stanley & Co MSCI Mexico Net	54	Pay	MXN TIIE Banxico	Monthly	03/20/2019	MXN	49		—	—	—
	Return MXN Index
	Morgan Stanley & Co MSCI Mexico Net	1,052	Pay	MXN TIIE Banxico	Monthly	03/20/2019		961		—	1	—
	Return MXN Index
	Morgan Stanley & Co MSCI Mexico Net	4	Pay	MXN TIIE Banxico	Monthly	03/20/2019		4		—	—	—
	Return MXN Index
	Morgan Stanley & Co MSCI Mexico Net	15	Pay	MXN TIIE Banxico	Monthly	03/20/2019		14		—	—	—
	Return MXN Index
	Morgan Stanley & Co MSCI Mexico Net	3	Pay	MXN TIIE Banxico	Monthly	03/20/2019		3		—	—	—
	Return MXN Index
	Morgan Stanley & Co MSCI Mexico Net	4	Pay	MXN TIIE Banxico	Monthly	03/20/2019		4		—	—	—
	Return MXN Index
	Morgan Stanley & Co MSCI Poland Net Return	194	Pay	1 Month Warsaw	Monthly	03/20/2019	PLN	40		—	—	—
	PLN Index			Interbank Offered
				Rate - 0.20%
	Morgan Stanley & Co MSCI Poland Net Return	119	Pay	1 Month Warsaw	Monthly	03/20/2019		25		—	—	—
	PLN Index			Interbank Offered
				Rate - 0.20%
	Morgan Stanley & Co MSCI Singapore Net	51	Receive	1 Month Singapore	Monthly	03/20/2019	SGD	293		—	—	(4)
	Return SGD Index			Interbank Offered
				Rate + 0.30%
	Morgan Stanley & Co MSCI South Africa Net	8,111	Pay	1 Month	Monthly	03/20/2019	ZAR	7,753		—	—	(1)
	Return ZAR Index			Johannesburg
				Interbank Agreed
				Rate - 0.27%
	Morgan Stanley & Co MSCI South Africa Net	1	Pay	1 Month	Monthly	03/20/2019		1		—	—	—
	Return ZAR Index			Johannesburg
				Interbank Agreed
				Rate - 0.27%
	Morgan Stanley & Co MSCI South Africa Net	528	Pay	SAFE South Africa	Monthly	03/20/2019		505		—	—	—
	Return ZAR Index			Johannesburg
				Interbank Agreed
				Rate 1 Month
				- 0.27%

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2019 (unaudited)

Total Return Swaps (continued)

											Value and
											Unrealized
									Upfront		Appreciation/
			Pay/Receive		Payment	Expiration			Notional	Payments/	(Depreciation)
Counterparty	Reference Entity	Contracts	Positive Return	Financing Rate	Frequency	Date			Amount	(Receipts)	Asset ---- Liability
Morgan Stanley & Co MSCI South Africa Net		101	Pay	SAFE South Africa	Monthly	03/20/2019	ZAR		97	$ — $	—	$—
	Return ZAR Index			Johannesburg
Interbank Agreed
				Rate 1 Month
				- 0.27%
Morgan Stanley & Co MSCI South Africa Net		108	Pay	1 Month	Monthly	03/20/2019			103	—	—	—
	Return ZAR Index			Johannesburg
Interbank Agreed
				Rate - 0.27%
Morgan Stanley & Co MSCI South Africa Net		127	Pay	1 Month	Monthly	03/20/2019			121	—	—	—
	Return ZAR Index			Johannesburg
Interbank Agreed
				Rate - 0.27%
Morgan Stanley & Co MSCI Sweden Net		29	Pay	1 Month Stockholm	Monthly	03/20/2019		SEK	1,117	—	1	—
	Return SEK Index			Interbank Offered
				Rate - 0.15%
Morgan Stanley & Co MSCI Switzerland Net		451	Pay	1 Month CHF	Monthly	03/20/2019		CHF	1,242	—	—	(8)
	Return CHF Index			LIBOR - 0.80%
Total									$	— $	756	$(70)
Amounts in thousands except contracts

Synthetic Futures

								Upfront		Unrealized
						Notional		Payments/		Appreciation/	Fair Value
Counterparty	Reference Entity			Expiration Date		Amount		(Receipts)		(Depreciation)		Asset----Liability
Bank of America NA	Canada 10 Year Bond Future; June 2019			06/20/2019	$(4,434		)$	— $		16	$16	$—
Bank of America NA	Euro Bund 10 Year Bund Future; June 2019			06/11/2019	19,070			—	(131)		—	(131)
Bank of America NA	Euro Buxl 30 Year Bond Future; June 2019			06/07/2019	208			—		—	—	—
Bank of America NA	Euro-Bobl 5 Year Future; June 2019			06/07/2019	5,557			—		(5)	—	(5)
Bank of America NA	Euro-BTP Future; June 2019			06/07/2019	1,006			—		2	2	—
Bank of America NA	Euro-OAT Future; June 2019			06/07/2019	2,159			—		(5)	—	(5)
Bank of America NA	Euro-Schatz 2 Year Future; June 2019			06/11/2019	4,959			—		(3)	—	(3)
Bank of America NA	Japan 10 Year Bond TSE Future; March 2019			03/14/2019	(16,444)			—	(45)		—	(45)
Bank of America NA	UK 10 Year Gilt Future; June 2019			06/27/2019	(13,180)			—	141		141	—
Bank of America NA	US 10 Year Note Future; June 2019			06/20/2019	(9,272)			—		27	27	—
Bank of America NA	US 2 Year Note Future; June 2019			06/29/2019	(2,334)			—		1	1	—
Bank of America NA	US 5 Year Note Future; June 2019			06/29/2019	916			—		(2)	—	(2)
Bank of America NA	US Long Bond Future; June 2019			06/20/2019	1,011			—	(12)		—	(12)
Bank of America NA	US Ultra Bond Future; June 2019			06/20/2019	479			—		(9)	—	(9)
Citigroup Inc(a)	Brent Crude Future; May 2019			03/30/2019	1,459			—		27	27	—
Citigroup Inc(a)	Cocoa Future; May 2019			05/16/2019		45		—		—	—	—
Citigroup Inc(a)	Coffee 'C' Future; May 2019			05/21/2019	(74)			—		3	3	—
Citigroup Inc(a)	Copper Future; May 2019			05/30/2019	(74)			—		(4)	—	(4)
Citigroup Inc(a)	Corn Future; May 2019			05/15/2019	(556)			—		15	15	—
Citigroup Inc(a)	Cotton No.2 Future; May 2019			05/09/2019	(218)			—		4	4	—
Citigroup Inc(a)	Gasoline RBOB Future; April 2019			03/30/2019	(294)			—	(25)		—	(25)
Citigroup Inc(a)	LME Copper Future; June 2019			06/18/2019	(977)			—	(38)		—	(38)
Citigroup Inc(a)	LME Nickel Future; June 2019			06/18/2019		78		—		1	1	—
Citigroup Inc(a)	LME PRI Alum Future; June 2019			06/18/2019	(240)			—		(6)	—	(6)
Citigroup Inc(a)	LME Zinc Future; June 2019			06/18/2019	(69)			—		(4)	—	(4)
Citigroup Inc(a)	Natural Gas Future; April 2019			03/28/2019	(759)			—	(57)		—	(57)
Citigroup Inc(a)	Platinum Future; April 2019			04/29/2019	(88)			—		(6)	—	(6)
Citigroup Inc(a)	Soybean Future; May 2019			05/15/2019	(1,047)			—		16	16	—
Citigroup Inc(a)	Soybean Meal Future; May 2019			05/15/2019	(428)			—		7	7	—
Citigroup Inc(a)	Soybean Oil Future; May 2019			05/15/2019	(54)			—		1	1	—
Citigroup Inc(a)	Sugar #11 Future; May 2019			05/01/2019	(129)			—		(1)	—	(1)
Citigroup Inc(a)	Wheat Future; May 2019			05/15/2019	(46)			—		3	3	—
Citigroup Inc(a)	WTI Crude Future; April 2019			03/21/2019	572			—		26	26	—
Merrill Lynch	BIST 30 Index Future; April 2019			05/01/2019	(12)			—		—	—	—
Merrill Lynch(a)	Cocoa Future; May 2019			05/16/2019		45		—		—	—	—
Merrill Lynch(a)	Coffee 'C' Future; May 2019			05/21/2019	(628)			—		28	28	—
Merrill Lynch(a)	Corn Future; May 2019			05/15/2019	(408)			—		11	11	—
Merrill Lynch(a)	Cotton No.2 Future; May 2019			05/09/2019	(73)			—		1	1	—
Merrill Lynch	DTOP Index Future; March 2019			03/21/2019	(38)			—		—	—	—

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2019 (unaudited)

Synthetic Futures (continued)

				Upfront	Unrealized
			Notional	Payments/	Appreciation/	Fair Value
Counterparty	Reference Entity	Expiration Date	Amount	(Receipts)	(Depreciation)	Asset----Liability
Merrill Lynch(a)	Gold 100 oz Future; April 2019	04/27/2019	$(1,448)$	— $	(29)$	— $	(29)
Merrill Lynch	HSCEI China Index Future; March 2019	03/29/2019	1,454	—	(12)	—	(12)
Merrill Lynch(a)	KC HRW Wheat Future; May 2019	05/15/2019	(244)	—	23	23	—
Merrill Lynch(a)	Lean Hogs Future; April 2019	04/15/2019	(134)	—	18	18	—
Merrill Lynch(a)	Live Cattle Future; April 2019	05/01/2019	467	—	3	3	—
Merrill Lynch(a)	Low Sulphur Gasoline Future; April 2019	04/12/2019	124	—	—	—	—
Merrill Lynch(a)	NY Harb ULSD Future; April 2019	03/30/2019	(170)	—	(11)	—	(11)
Merrill Lynch(a)	Palladium Future; June 2019	06/27/2019	150	—	10	10	—
Merrill Lynch(a)	Platinum Future; April 2019	04/29/2019	(44)	—	(3)	—	(3)
Merrill Lynch(a)	Soybean Meal Future; May 2019	05/15/2019	(490)	—	8	8	—
Merrill Lynch(a)	Sugar #11 Future; May 2019	05/01/2019	(200)	—	(1)	—	(1)
Merrill Lynch	Taiwan TAIEX Index Future; March 2019	03/21/2019	(808)	—	(25)	—	(25)
Merrill Lynch	Tel Aviv 25 Index Future; March 2019	03/28/2019	217	—	—	—	—
Merrill Lynch(a)	Wheat Future; May 2019	05/15/2019	(482)	—	32	32	—
Morgan Stanley & Co	Bovespa Index Future; April 2019	04/18/2019	1,664	—	14	14	—
Morgan Stanley & Co	HSCEI China Index Future; March 2019	03/29/2019	799	—	(7)	—	(7)
Morgan Stanley & Co	KOSPI 200 Index Future; March 2019	03/15/2019	63	—	—	—	—
Morgan Stanley & Co	Swiss Market Index Future; March 2019	03/18/2019	93	—	—	—	—
Morgan Stanley & Co	WIG 20 Index Future; March 2019	03/18/2019	(12)	—	—	—	—
Total			$	— $	(3)$	438	$(441)
Amounts in thousands.

(a)	All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund February 28, 2019 (unaudited)

Short Sales Outstanding
COMMON STOCKS - (11.74)%	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000’s)
Advertising - (0.07)%			Biotechnology (continued)
Dentsu Inc	3,900	$163	Omeros Corp	5,927	$85
JCDecaux SA	11,730	361			$584
Omnicom Group Inc	9,600	727	Building Materials - (0.24)%
		$1,251	CRH PLC	10,887	345
Aerospace & Defense - (0.21)%			HeidelbergCement AG	8,413	619
BAE Systems PLC	24,605	152	Imerys SA	18,975	1,079
Harris Corp	15,552	2,565	James Hardie Industries PLC	45,259	566
IHI Corp	11,000	290	Johnson Controls International plc	29,400	1,037
Kawasaki Heavy Industries Ltd	14,800	381	LIXIL Group Corp	34,900	473
Leonardo SpA	48,311	487	Owens Corning	6,800	340
		$3,875			$4,459
Agriculture - (0.05)%			Chemicals - (0.41)%
Bunge Ltd	19,200	1,019	Akzo Nobel NV	8,000	725
Airlines - (0.15)%			Clariant AG	48,524	1,041
Delta Air Lines Inc	15,500	768	DowDuPont Inc	6,100	325
International Consolidated Airlines Group SA	216,662	1,712	FMC Corp	4,500	403
United Continental Holdings Inc	3,400	299	Hitachi Chemical Co Ltd	46,800	852
		$2,779	International Flavors & Fragrances Inc	2,600	331
Apparel - (0.03)%			JSR Corp	18,800	313
Capri Holdings Ltd	4,900	223	Kansai Paint Co Ltd	20,100	371
Hanesbrands Inc	21,499	400	Kuraray Co Ltd	32,800	441
		$623	LANXESS AG	10,546	571
Automobile Manufacturers - (0.06)%			Nippon Paint Holdings Co Ltd	18,200	702
Bayerische Motoren Werke AG	6,448	545	Taiyo Nippon Sanso Corp	32,800	465
Ford Motor Co	45,900	403	Umicore SA	14,264	616
Isuzu Motors Ltd	17,400	250	Yara International ASA	19,199	807
		$1,198			$7,963
Automobile Parts & Equipment - (0.15)%			Commercial Services - (0.23)%
Cie Generale des Etablissements Michelin SCA	8,795	1,054	Babcock International Group PLC	86,306	619
Goodyear Tire & Rubber Co/The	15,535	307	FTI Consulting Inc	2,353	174
JTEKT Corp	64,200	800	IHS Markit Ltd	5,800	308
Meritor Inc	4,154	93	Nielsen Holdings PLC	24,200	634
Valeo SA	10,012	315	Park24 Co Ltd	19,500	468
		$2,569	Square Inc	2,775	225
Banks - (0.56)%			Transurban Group	87,405	773
Ameris Bancorp	2,153	88	Worldpay Inc	14,000	1,341
BB&T Corp	40,095	2,044			$4,542
Bendigo & Adelaide Bank Ltd	210,197	1,470	Computers - (0.13)%
Chemical Financial Corp	5,506	252	Atos SE	3,722	357
Chiba Bank Ltd/The	60,000	365	Fujitsu Ltd	7,900	533
Commonwealth Bank of Australia	15,376	807	Hewlett Packard Enterprise Co	52,236	856
Credit Suisse Group AG	17,367	214	Ingenico Group SA	4,821	323
DBS Group Holdings Ltd	13,900	255	NCR Corp	6,484	182
Fifth Third Bancorp	23,660	653	Otsuka Corp	7,300	263
Fukuoka Financial Group Inc	10,200	221	Pure Storage Inc	4,123	84
Hope Bancorp Inc	2,254	33			$2,598
Independent Bank Corp/Rockland MA	1,418	121	Consumer Products - (0.05)%
Morgan Stanley	13,400	563	Societe BIC SA	9,365	886
National Bank of Canada	22,500	1,062	Cosmetics & Personal Care - (0.11)%
Nordea Bank Abp	66,870	606	Essity AB	38,951	1,087
UBS Group AG	61,733	783	Kao Corp	3,200	243
Wells Fargo & Co	14,000	698	Lion Corp	13,300	273
Yamaguchi Financial Group Inc	62,800	587	Unilever NV	12,243	663
		$10,822			$2,266
Beverages - (0.16)%			Distribution & Wholesale - (0.05)%
Coca-Cola Amatil Ltd	47,138	267	Jardine Cycle & Carriage Ltd	22,400	551
Coca-Cola Bottlers Japan Holdings Inc	48,700	1,257	Rexel SA	32,908	410
Heineken NV	3,600	362			$961
PepsiCo Inc	3,100	358	Diversified Financial Services - (0.38)%
Pernod Ricard SA	2,202	379	AEON Financial Service Co Ltd	19,200	378
Treasury Wine Estates Ltd	43,470	462	Credit Saison Co Ltd	62,700	913
		$3,085	E*TRADE Financial Corp	11,300	554
Biotechnology - (0.02)%			Invesco Ltd	17,200	333
AMAG Pharmaceuticals Inc	3,326	50	ORIX Corp	17,500	253
BioMarin Pharmaceutical Inc	2,900	270	Raymond James Financial Inc	18,900	1,561
Innoviva Inc	5,867	92	SBI Holdings Inc/Japan	46,000	973
Ligand Pharmaceuticals Inc	170	21	St James's Place PLC	42,066	543
Medicines Co/The	2,690	66	Tokyo Century Corp	27,600	1,232

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2019 (unaudited)

Short Sales Outstanding
COMMON STOCKS (continued)	Shares	Value (000’s)	COMMON STOCKS (continued)	Shares	Value (000’s)
Diversified Financial Services (continued)			Hand & Machine Tools - (0.11)%
Western Union Co/The	32,500	$581	Colfax Corp	20,524	$543
		$7,321	Disco Corp	3,700	512
Electric - (0.39)%			Finning International Inc	33,700	628
AES Corp/VA	82,800	1,427	Makita Corp	10,300	366
CenterPoint Energy Inc	17,769	536			$2,049
Chugoku Electric Power Co Inc/The	13,500	175	Healthcare - Products - (0.10)%
DTE Energy Co	3,866	478	Abbott Laboratories	12,870	999
E.ON SE	124,748	1,372	Lonza Group AG	2,675	743
Electricite de France SA	32,469	471	OPKO Health Inc	20,681	53
Entergy Corp	9,700	905	Terumo Corp	2,100	129
Exelon Corp	13,664	664			$1,924
RWE AG	15,779	385	Healthcare - Services - (0.62)%
Sempra Energy	5,032	606	Anthem Inc	33,926	10,203
SSE PLC	38,866	612	Fresenius Medical Care AG & Co KGaA	973	76
		$7,631	Fresenius SE & Co KGaA	10,275	577
Electrical Components & Equipment - (0.04)%			Ryman Healthcare Ltd	92,263	690
Casio Computer Co Ltd	32,200	438	Tivity Health Inc	3,254	70
OSRAM Licht AG	9,423	408	WellCare Health Plans Inc	1,200	304
		$846			$11,920
Electronics - (0.23)%			Holding Companies - Diversified - (0.04)%
Corning Inc	7,300	254	Jardine Matheson Holdings Ltd	7,900	541
Fortive Corp	18,233	1,487	Swire Pacific Ltd	13,000	155
II-VI Inc	9,345	397			$696
Murata Manufacturing Co Ltd	2,200	343	Home Builders - (0.18)%
Nippon Electric Glass Co Ltd	15,600	422	Daiwa House Industry Co Ltd	35,700	1,106
Trimble Inc	10,400	416	Iida Group Holdings Co Ltd	79,100	1,445
TTM Technologies Inc	45,655	553	Lennar Corp - A Shares	8,700	417
Yokogawa Electric Corp	27,200	525	Sekisui Chemical Co Ltd	24,400	384
		$4,397			$3,352
Engineering & Construction - (0.29)%			Home Furnishings - (0.12)%
ACS Actividades de Construccion y Servicios SA	20,128	892	Electrolux AB	51,416	1,344
Jacobs Engineering Group Inc	21,300	1,571	Panasonic Corp	16,600	153
JGC Corp	33,800	492	Whirlpool Corp	4,700	665
KBR Inc	9,877	195			$2,162
Lendlease Group	33,180	303	Housewares - (0.01)%
Skanska AB	47,304	852	Newell Brands Inc	11,700	190
SNC-Lavalin Group Inc	34,700	958	Insurance - (0.83)%
WSP Global Inc	4,100	217	Aflac Inc	13,400	658
		$5,480	Ageas	5,653	279
Entertainment - (0.07)%			Arthur J Gallagher & Co	2,800	225
Live Nation Entertainment Inc	10,952	619	Assurant Inc	5,779	596
Paddy Power Betfair PLC	4,010	324	AXA Equitable Holdings Inc	10,725	205
Toho Co Ltd/Tokyo	12,200	436	Baloise Holding AG	20,587	3,357
		$1,379	Challenger Ltd	132,893	758
Food - (0.35)%			Chubb Ltd	6,900	924
Aeon Co Ltd	22,100	466	Fidelity National Financial Inc	1,626	57
Carrefour SA	22,703	465	MS&AD Insurance Group Holdings Inc	17,400	524
Chr Hansen Holding A/S	7,163	729	Reinsurance Group of America Inc	8,700	1,257
Dairy Farm International Holdings Ltd	63,700	570	Sony Financial Holdings Inc	16,800	319
Hormel Foods Corp	29,893	1,296	Swiss Life Holding AG	3,697	1,609
JM Smucker Co/The	6,000	635	Tryg A/S	22,515	614
Kroger Co/The	15,100	443	Voya Financial Inc	27,121	1,372
McCormick & Co Inc/MD	6,800	925	Willis Towers Watson PLC	5,100	877
Mondelez International Inc	10,800	509	WR Berkley Corp	6,000	502
Mowi ASA	12,232	282	Zurich Insurance Group AG	5,305	1,750
Yamazaki Baking Co Ltd	22,000	378			$15,883
		$6,698	Internet - (0.42)%
Food Service - (0.08)%			Alibaba Group Holding Ltd ADR	20,437	3,741
Sodexo SA	13,966	1,534	Booking Holdings Inc	104	176
Forest Products & Paper - (0.03)%			Iliad SA	2,748	286
International Paper Co	13,004	596	MercadoLibre Inc	1,263	579
Gas - (0.13)%			New Media Investment Group Inc	114,815	1,529
NiSource Inc	55,000	1,484	Palo Alto Networks Inc	185	46
South Jersey Industries Inc	1,780	52	Twitter Inc	8,978	276
Toho Gas Co Ltd	21,300	970	Wayfair Inc	4,958	821
		$2,506	Zillow Group Inc - C Shares	13,881	580
					$8,034
			Investment Companies - 0.00%
			Prospect Capital Corp	1,114	8

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2019 (unaudited)

Short Sales Outstanding
COMMON STOCKS (continued)	Shares	Value (000’s)	COMMON STOCKS (continued)	Shares	Value (000’s)
Iron & Steel - (0.12)%			Oil & Gas (continued)
Allegheny Technologies Inc	7,915	$227	Oil Search Ltd	56,059	$333
Cleveland-Cliffs Inc	10,469	116			$4,326
Hitachi Metals Ltd	77,800	794	Oil & Gas Services - (0.18)%
thyssenkrupp AG	65,736	984	Baker Hughes a GE Co	23,900	630
voestalpine AG	8,532	264	John Wood Group PLC	77,442	535
		$2,385	Keane Group Inc	19,800	218
Leisure Products & Services - (0.04)%			National Oilwell Varco Inc	20,320	572
Harley-Davidson Inc	10,142	376	Patterson-UTI Energy Inc	7,335	97
Polaris Industries Inc	3,000	256	ProPetro Holding Corp	22,120	439
Yamaha Motor Co Ltd	12,400	253	RPC Inc	19,977	215
		$885	Superior Energy Services Inc	14,676	69
Lodging - (0.03)%			TechnipFMC PLC	33,200	740
Caesars Entertainment Corp	7,506	65			$3,515
Melco Resorts & Entertainment Ltd ADR	13,000	300	Packaging & Containers - (0.05)%
MGM Resorts International	6,476	173	Amcor Ltd/Australia	19,370	207
		$538	Ball Corp	6,600	362
Machinery - Construction & Mining - (0.03)%			Crown Holdings Inc	7,700	418
Caterpillar Inc	3,600	494			$987
Machinery - Diversified - (0.19)%			Pharmaceuticals - (0.21)%
Deere & Co	7,800	1,279	Alfresa Holdings Corp	28,100	815
GEA Group AG	30,204	722	AstraZeneca PLC	2,473	202
Husqvarna AB	82,589	676	Bristol-Myers Squibb Co	8,248	426
Wabtec Corp	6,810	499	Chugai Pharmaceutical Co Ltd	4,000	272
Yaskawa Electric Corp	7,200	205	Clovis Oncology Inc	174	5
		$3,381	Daiichi Sankyo Co Ltd	12,200	457
Media - (0.36)%			DexCom Inc	1,689	235
Bollore SA	178,607	793	Herbalife Nutrition Ltd	6,686	375
CBS Corp	14,900	748	Ironwood Pharmaceuticals Inc	2,051	29
Discovery Inc - C Shares	19,200	523	Merck & Co Inc	2,800	228
DISH Network Corp	30,571	993	Orion Oyj	5,921	211
EW Scripps Co/The	36,773	778	Otsuka Holdings Co Ltd	13,100	547
Gannett Co Inc	8,824	104	Perrigo Co PLC	6,200	302
New York Times Co/The	9,630	316	Takeda Pharmaceutical Co Ltd	4,693	189
News Corp - A Shares	48,700	634			$4,293
Schibsted ASA - B Shares	6,186	229	Pipelines - (0.08)%
Sirius XM Holdings Inc	18,101	107	Cheniere Energy Inc	9,100	586
Thomson Reuters Corp	24,876	1,353	Koninklijke Vopak NV	18,317	895
Walt Disney Co/The	1,964	222			$1,481
		$6,800	Real Estate - (0.19)%
Metal Fabrication & Hardware - (0.05)%			Aroundtown SA	35,097	295
MISUMI Group Inc	35,000	851	Deutsche Wohnen SE	19,919	927
Rexnord Corp	4,651	124	First Capital Realty Inc	32,200	524
		$975	Hysan Development Co Ltd	186,000	982
Mining - (0.07)%			Nomura Real Estate Holdings Inc	23,300	442
Endeavour Mining Corp	920	14	UOL Group Ltd	72,500	355
Mitsubishi Materials Corp	18,900	519			$3,525
Newmont Mining Corp	21,483	733	REITs - (0.11)%
		$1,266	Apollo Commercial Real Estate Finance Inc	3,557	65
Miscellaneous Manufacturers - (0.09)%			Blackstone Mortgage Trust Inc	2,740	94
Alstom SA	18,852	819	QTS Realty Trust Inc	998	42
Siemens AG	3,081	337	Redwood Trust Inc	4,555	70
Smiths Group PLC	30,200	574	Welltower Inc	24,838	1,846
		$1,730			$2,117
Office & Business Equipment - (0.03)%			Retail - (0.46)%
Xerox Corp	15,998	494	Canadian Tire Corp Ltd	3,300	364
Oil & Gas - (0.22)%			CarMax Inc	7,300	453
Apache Corp	5,300	176	Dollar Tree Inc	4,900	472
Chesapeake Energy Corp	190,283	563	Domino's Pizza Enterprises Ltd	11,158	327
Cimarex Energy Co	829	60	Dufry AG	13,941	1,412
Denbury Resources Inc	12,014	23	FamilyMart UNY Holdings Co Ltd	39,200	1,121
Devon Energy Corp	5,200	153	Fast Retailing Co Ltd	700	329
Diamondback Energy Inc	3,700	381	Gap Inc/The	8,100	206
Encana Corp	164,912	1,196	J Front Retailing Co Ltd	29,300	325
Ensco PLC	46,870	192	Kohl's Corp	4,200	284
Helmerich & Payne Inc	2,883	156	Macy's Inc	20,300	503
Hess Corp	4,300	249	Marui Group Co Ltd	14,200	250
HollyFrontier Corp	3,100	159	RH	1,206	185
Inpex Corp	46,200	448	Shimamura Co Ltd	15,200	1,286
Marathon Petroleum Corp	3,822	237	Welcia Holdings Co Ltd	7,100	252

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund February 28, 2019 (unaudited)

Short Sales Outstanding
COMMON STOCKS (continued)	Shares	Value (000’s)	INVESTMENT COMPANIES - (0.16)%	Shares		Value (000's)
Retail (continued)			Exchange-Traded Funds - (0.16)%
Yamada Denki Co Ltd	216,100	$1,044	SPDR S&P Oil & Gas Equipment & Services	24,827		$282
		$8,813	ETF
Savings & Loans - (0.01)%			SPDR S&P Oil & Gas Exploration & Production	94,079		2,801
WSFS Financial Corp	3,264	141	ETF
Semiconductors - (1.16)%			VanEck Vectors Oil Services ETF		5,778	99
Cree Inc	3,969	216				$3,182
Entegris Inc	14,779	522	TOTAL INVESTMENT COMPANIES (proceeds $3,863)			$3,182
Intel Corp	172,188	9,119		Principal
KLA-Tencor Corp	4,996	577	BONDS - (2.38)%	Amount (000's) Value (000's)
Lam Research Corp	58,053	10,223	Automobile Parts & Equipment - (0.05)%
Microchip Technology Inc	18,114	1,574	Adient Global Holdings Ltd
NXP Semiconductors NV	832	76	3.50%, 08/15/2024	EUR	983	$864
ON Semiconductor Corp	3,095	66	Banks - (0.03)%
		$22,373	Norddeutsche Landesbank Girozentrale
Software - (0.25)%			6.00%, 06/29/2020		295	333
Atlassian Corp PLC	1,472	158	6.25%, 04/10/2024		$200	174
Benefitfocus Inc	2,059	101				$507
Citrix Systems Inc	523	55	Diversified Financial Services - (0.08)%
Envestnet Inc	468	29
Fiserv Inc	21,303	1,804	International Lease Finance Corp
Five9 Inc	1,004	53	5.88%, 08/15/2022		1,436	1,527
j2 Global Inc	2,597	221	Electric - (0.40)%
MongoDB Inc	2,234	227	Comision Federal de Electricidad
Nexon Co Ltd	33,900	541	6.13%, 06/16/2045		7,500	7,631
ServiceNow Inc	3,160	757	Healthcare - Services - (0.11)%
Splunk Inc	4,446	604	CHS/Community Health Systems Inc
Twilio Inc	3,255	396	5.13%, 08/01/2021		2,090	2,043
Verint Systems Inc	762	41	Media - (0.10)%
		$4,987	AMC Networks Inc
Telecommunications - (0.32)%			4.75%, 08/01/2025		1,953	1,898
Eutelsat Communications SA	7,797	154	REITs - (0.13)%
Gogo Inc	16,917	78	CBL & Associates LP
Infinera Corp	13,673	70	5.25%, 12/01/2023		1,492	1,216
Inmarsat PLC	93,219	495	5.95%, 12/15/2026		1,880	1,424
Millicom International Cellular SA	7,264	437				$2,640
Nippon Telegraph & Telephone Corp	10,000	432	Sovereign - (1.42)%
Nokia OYJ	140,694	851
Orange SA	18,205	278	Mexico Government International Bond
SES SA	7,338	147	3.75%, 01/11/2028		9,597	9,189
Swisscom AG	674	312	4.13%, 01/21/2026		1,236	1,234
Telefonica SA	104,771	904	4.15%, 03/28/2027		3,956	3,917
T-Mobile US Inc	21,148	1,527	5.55%, 01/21/2045		1,291	1,363
TPG Telecom Ltd	80,988	382	Republic of South Africa Government
Zayo Group Holdings Inc	8,000	198	International Bond
		$6,265	4.30%, 10/12/2028		1,059	984
Textiles - (0.02)%			4.85%, 09/27/2027		6,480	6,301
Mohawk Industries Inc	2,600	354	5.88%, 06/22/2030		4,318	4,422
Transportation - (0.28)%						$27,410
AP Moller - Maersk A/S - B	791	1,064	Telecommunications - (0.06)%
FedEx Corp	4,890	885	Frontier Communications Corp
Getlink SE	76,953	1,136	10.50%, 09/15/2022		104	74
Kintetsu Group Holdings Co Ltd	11,100	501	Intelsat Connect Finance SA
Mitsui OSK Lines Ltd	17,300	407	9.50%, 02/15/2023		1,080	1,045
Odakyu Electric Railway Co Ltd	11,500	269				$1,119
Ship Finance International Ltd	5,138	64	TOTAL BONDS (proceeds $45,518)			$45,639
United Parcel Service Inc	8,900	981		Principal
		$5,307	CONVERTIBLE BONDS - (0.12)%	Amount (000's) Value (000's)
Water - (0.09)%			Biotechnology - (0.04)%
American Water Works Co Inc	3,900	396	BioMarin Pharmaceutical Inc
Suez	63,575	813	0.60%, 08/01/2024		200	209
United Utilities Group PLC	44,185	492
		$1,701	Illumina Inc
TOTAL COMMON STOCKS (proceeds $214,149)		$225,219	0.00%, 08/15/2023		575	603
						$812
			Internet - (0.02)%
			Booking Holdings Inc
			0.90%, 09/15/2021		225	246
			Liberty Expedia Holdings Inc
			1.00%, 06/30/2047		100	98

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2019 (unaudited)

Short Sales Outstanding
	Principal
CONVERTIBLE BONDS (continued)	Amount (000’s) Value (000’s)
Internet (continued)
Wix.com Ltd
0.00%, 07/01/2023	$25	$26
		$370
Oil & Gas - (0.01)%
Transocean Inc
0.50%, 01/30/2023	200	215
Oil & Gas Services - 0.00%
Oil States International Inc
1.50%, 02/15/2023	75	66
Pharmaceuticals - (0.01)%
Jazz Investments I Ltd
1.50%, 08/15/2024	75	72
Supernus Pharmaceuticals Inc
0.63%, 04/01/2023	100	101
		$173
Software - (0.03)%
Akamai Technologies Inc
0.13%, 05/01/2025	100	99
Guidewire Software Inc
1.25%, 03/15/2025	150	159
New Relic Inc
0.50%, 05/01/2023	100	116
		$374
Telecommunications - (0.01)%
Viavi Solutions Inc
1.00%, 03/01/2024	200	232
TOTAL CONVERTIBLE BONDS (proceeds $2,265)		$2,242
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (14.07)%	Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA) - (3.01)%
3.00%, 03/01/2049	$23,223	$22,694
3.50%, 03/01/2048	35,092	35,108
		$57,802
U.S. Treasury - (11.06)%
1.38%, 09/15/2020	3,639	3,575
1.88%, 08/31/2024	4,092	3,951
2.38%, 05/15/2027	14,413	14,111
2.50%, 01/31/2021	18,158	18,149
2.50%, 02/15/2022	64,692	64,720
2.50%, 01/31/2024	52,163	52,130
2.63%, 02/15/2029	19,588	19,426
2.88%, 04/30/2025	2,772	2,817
2.88%, 11/30/2025	32,770	33,304
		$212,183
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (proceeds $269,256)		$269,985
TOTAL SHORT SALES (proceeds $535,051)		$546,267

See accompanying notes.

Schedule of Investments
Global Opportunities Fund
February 28, 2019 (unaudited)

COMMON STOCKS - 94.01%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 2.40%			Engineering & Construction - 2.28%
Boeing Co/The	413	$182	ACS Actividades de Construccion y Servicios SA	4,599	$204
Raytheon Co	799	149	China Railway Construction Corp Ltd	68,000	98
Safran SA	1,178	160	Vinci SA	1,729	165
		$491			$467
Agriculture - 2.23%			Entertainment - 0.54%
Philip Morris International Inc	3,781	329	GVC Holdings PLC	12,810	111
Swedish Match AB	2,718	127	Food - 3.09%
		$456	General Mills Inc	5,704	269
Apparel - 1.90%			Tesco PLC	56,938	171
Capri Holdings Ltd (a)	5,123	234	WH Group Ltd (b)	219,000	194
Moncler SpA	4,046	155			$634
		$389	Forest Products & Paper - 0.79%
Automobile Manufacturers - 2.05%			Mondi PLC	7,039	161
Kia Motors Corp	4,962	161	Healthcare - Services - 3.12%
Toyota Motor Corp	4,300	260	ICON PLC (a)	1,286	180
		$421	NMC Health PLC	2,228	80
Banks - 6.48%			Syneos Health Inc (a)	4,057	170
Erste Group Bank AG	5,847	220	UnitedHealth Group Inc	868	210
KeyCorp	14,418	255			$640
Lloyds Banking Group PLC	245,557	207	Home Furnishings - 1.56%
Postal Savings Bank of China Co Ltd (b)	130,000	78	LG Electronics Inc	1,724	108
Raiffeisen Bank International AG	7,569	193	Sony Corp	4,400	211
Sberbank of Russia PJSC ADR	11,166	142			$319
Swedbank AB	7,704	141	Insurance - 6.07%
Turkiye Is Bankasi AS	84,978	92	Allstate Corp/The	2,214	209
		$1,328	Athene Holding Ltd (a)	5,413	241
Beverages - 1.66%			Fairfax Financial Holdings Ltd	400	198
Coca-Cola HBC AG (a)	4,850	163	Legal & General Group PLC	54,401	203
Molson Coors Brewing Co	2,864	177	NN Group NV	3,309	144
		$340	Prudential Financial Inc	2,611	250
Biotechnology - 1.01%					$1,245
Biogen Inc (a)	634	208	Internet - 4.98%
Building Materials - 0.59%			Alphabet Inc - A Shares (a)	411	463
Anhui Conch Cement Co Ltd	21,000	120	Amazon.com Inc (a)	113	185
Chemicals - 0.62%			Facebook Inc (a)	1,512	244
Nitto Denko Corp	2,400	128	Tencent Holdings Ltd	3,000	129
Commercial Services - 0.54%					$1,021
TAL Education Group ADR(a)	3,113	111	Iron & Steel - 0.58%
Computers - 3.34%			POSCO	507	118
Apple Inc	1,370	237	Leisure Products & Services - 1.00%
Cognizant Technology Solutions Corp	2,724	194	Norwegian Cruise Line Holdings Ltd (a)	3,692	205
Western Digital Corp	5,034	253	Lodging - 1.45%
		$684	Extended Stay America Inc	7,672	140
Distribution & Wholesale - 2.61%			Las Vegas Sands Corp	2,569	158
HD Supply Holdings Inc (a)	5,038	217			$298
KAR Auction Services Inc	2,920	137	Machinery - Construction & Mining - 0.83%
Mitsubishi Corp	6,400	181	United Tractors Tbk PT	91,000	171
		$535	Machinery - Diversified - 0.81%
Diversified Financial Services - 3.34%			Dover Corp	1,851	167
Far East Horizon Ltd	97,000	108	Media - 3.22%
LPL Financial Holdings Inc	2,250	170	CBS Corp	3,803	191
Mastercard Inc	1,211	272	Comcast Corp - Class A	6,696	259
Shinhan Financial Group Co Ltd	3,442	134	Viacom Inc - B Shares	7,190	210
		$684			$660
Electric - 2.47%			Mining - 0.55%
China Longyuan Power Group Corp Ltd	184,000	137	Rio Tinto Ltd	1,652	113
Exelon Corp	3,640	177	Oil & Gas - 6.76%
FirstEnergy Corp	4,702	192	BP PLC	46,034	326
		$506	ConocoPhillips	3,681	250
Electrical Components & Equipment - 1.62%			Husky Energy Inc	14,700	163
AMETEK Inc	1,710	136	Kunlun Energy Co Ltd	124,000	136
Energizer Holdings Inc	4,240	195	LUKOIL PJSC ADR	1,683	140
		$331	Marathon Petroleum Corp	2,412	150
Electronics - 0.81%			Suncor Energy Inc	6,400	221
Hoya Corp	2,700	165			$1,386
Energy - Alternate Sources - 0.96%
Vestas Wind Systems A/S	2,350	196

See accompanying notes.

Schedule of Investments
Global Opportunities Fund
February 28, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)			(a)	Non-income producing security
Pharmaceuticals - 4.65%				(b)		Security exempt from registration under Rule 144A of the Securities Act of
Hypera SA	17,500		$126	1933. These securities may be resold in transactions exempt from registration,
Johnson & Johnson	1,747		239	normally to qualified institutional buyers. At the end of the period, the value of
Pfizer Inc	6,198		269	these securities totaled $272 or 1.33% of net assets.
Roche Holding AG	1,155		320	(c)		Affiliated Security. Security is either an affiliate (and registered under the
			$954	Investment Company Act of 1940) or an affiliate as defined by the Investment
Pipelines - 0.98%				Company Act of 1940 (controls 5.0% or more of the outstanding voting
TransCanada Corp	4,500		201	shares of the security). Please see affiliated sub-schedule for transactional
Private Equity - 1.15%				information.
Brookfield Asset Management Inc	5,200		235	(d)	Current yield shown is as of period end.
Real Estate - 1.88%
CK Asset Holdings Ltd	23,500		195		Portfolio Summary (unaudited)
Sun Hung Kai Properties Ltd	11,500		191	Country		Percent
			$386	United States		45.01%
REITs - 0.54%				United Kingdom		6.90%
Liberty Property Trust	2,348		111	Japan		6.88%
Retail - 2.30%				Canada		6.38%
Alimentation Couche-Tard Inc	5,100		287	Hong Kong		5.21%
Dick's Sporting Goods Inc	4,725		185	Korea, Republic Of		3.95%
			$472	China		3.29%
Semiconductors - 1.41%				Switzerland		2.36%
Samsung Electronics Co Ltd	7,202		288	Austria		2.01%
				Sweden		1.94%
Software - 2.04%				France		1.58%
Capcom Co Ltd	7,000		141	Russian Federation		1.37%
Microsoft Corp	2,477		277	Spain		1.00%
			$418	Denmark		0.96%
Telecommunications - 5.62%				Ireland		0.88%
China Mobile Ltd	23,000		243	Indonesia		0.83%
Cisco Systems Inc	8,011		415	Italy		0.76%
Nice Ltd ADR(a)	1,276		150	Israel		0.73%
SoftBank Group Corp	2,300		213	Netherlands		0.70%
Telefonaktiebolaget LM Ericsson	14,268		130	Brazil		0.61%
			$1,151	Isle of Man		0.54%
Toys, Games & Hobbies - 0.54%				Turkey		0.45%
Nintendo Co Ltd	400		110	United Arab Emirates		0.39%
Transportation - 0.64%				Other Assets and Liabilities		5.27%
Norfolk Southern Corp	727		131	TOTAL NET ASSETS		100.00%
TOTAL COMMON STOCKS			$19,266
INVESTMENT COMPANIES - 0.72%	Shares Held Value (000's)
Money Market Funds - 0.72%
Principal Government Money Market Fund	147,633		148
2.33%(c),(d)
TOTAL INVESTMENT COMPANIES			$148
Total Investments			$19,414
Other Assets and Liabilities - 5.27%			1,081
TOTAL NET ASSETS - 100.00%			$20,495

Affiliated Securities	August 31, 2018			Purchases	Sales	February 28, 2019
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.33%			$13,829	$52,757	$66,438	$148
			$13,829	$52,757	$66,438	$148

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments		Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 2.33%	$42	$		— $	— $	—
	$42	$		— $	— $	—
Amounts in thousands

See accompanying notes.

     Schedule of Investments International Equity Index Fund February 28, 2019 (unaudited)

COMMON STOCKS - 96.77%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.29%			Automobile Parts & Equipment (continued)
Dentsu Inc	16,500	$689	Continental AG	8,355	$1,368
Hakuhodo DY Holdings Inc	18,100	278	Denso Corp	32,900	1,417
JCDecaux SA	5,736	177	Faurecia SA	5,852	279
Publicis Groupe SA	16,079	890	JTEKT Corp	15,600	194
WPP PLC	95,831	1,051	Koito Manufacturing Co Ltd	7,800	451
		$3,085	Minth Group Ltd	54,000	214
Aerospace & Defense - 1.51%			NGK Insulators Ltd	20,300	310
Airbus SE	44,221	5,697	NGK Spark Plug Co Ltd	11,900	254
BAE Systems PLC	242,681	1,496	Nokian Renkaat OYJ	8,996	318
Dassault Aviation SA	191	322	Pirelli & C SpA (a),(b)	30,847	207
Elbit Systems Ltd	1,811	238	Stanley Electric Co Ltd	10,000	289
IHI Corp	11,400	301	Sumitomo Electric Industries Ltd	57,200	799
Kawasaki Heavy Industries Ltd	11,000	283	Sumitomo Rubber Industries Ltd	13,200	170
Leonardo SpA	31,209	314	Toyoda Gosei Co Ltd	5,100	116
Meggitt PLC	58,997	422	Toyota Industries Corp	11,000	567
MTU Aero Engines AG	3,951	847	Valeo SA	18,245	574
Rolls-Royce Holdings PLC (a)	128,876	1,635	Yokohama Rubber Co Ltd/The	9,000	184
Safran SA	25,338	3,454			$11,591
Thales SA	8,075	994	Banks - 11.37%
		$16,003	ABN AMRO Group NV (b)	32,126	778
Agriculture - 1.10%			AIB Group PLC	62,796	296
British American Tobacco PLC	174,202	6,387	Aozora Bank Ltd	9,100	263
Golden Agri-Resources Ltd	496,000	100	Australia & New Zealand Banking Group Ltd	217,800	4,327
Imperial Brands PLC	72,433	2,414	Banco Bilbao Vizcaya Argentaria SA	506,402	3,141
Japan Tobacco Inc	83,600	2,129	Banco de Sabadell SA	427,325	486
Swedish Match AB	13,363	626	Banco Espirito Santo SA (a),(c),(d)	131,709	—
		$11,656	Banco Santander SA	1,233,108	6,001
Airlines - 0.15%			Bank Hapoalim BM	81,031	558
ANA Holdings Inc	8,700	323	Bank Leumi Le-Israel BM	113,433	750
Deutsche Lufthansa AG	18,170	464	Bank of East Asia Ltd/The	96,000	334
easyJet PLC	12,252	199	Bank of Ireland Group PLC	74,584	485
Japan Airlines Co Ltd	8,900	325	Bank of Kyoto Ltd/The	4,200	189
Singapore Airlines Ltd	41,700	308	Bank of Queensland Ltd	30,275	194
		$1,619	Bankia SA	95,160	290
Apparel - 1.62%			Bankinter SA	51,198	420
Adidas AG	13,699	3,325	Barclays PLC	1,301,052	2,829
Asics Corp	12,400	166	Bendigo & Adelaide Bank Ltd	37,314	261
Burberry Group PLC	31,242	783	BNP Paribas SA	85,425	4,373
Hermes International	2,406	1,524	BOC Hong Kong Holdings Ltd	280,000	1,170
Kering SA	5,755	3,140	CaixaBank SA	272,559	971
LVMH Moet Hennessy Louis Vuitton SE	21,096	7,240	Chiba Bank Ltd/The	45,900	279
Moncler SpA	13,588	521	Commerzbank AG	76,089	627
Puma SE	638	359	Commonwealth Bank of Australia	134,443	7,054
Yue Yuen Industrial Holdings Ltd	57,000	192	Concordia Financial Group Ltd	81,400	331
		$17,250	Credit Agricole SA	87,077	1,114
			Credit Suisse Group AG (a)	194,120	2,394
Automobile Manufacturers - 3.07%			Danske Bank A/S	54,436	1,083
Bayerische Motoren Werke AG	25,145	2,126	DBS Group Holdings Ltd	136,300	2,499
Daimler AG	69,062	4,135	Deutsche Bank AG	149,115	1,382
Ferrari NV	9,313	1,198	DNB ASA	73,106	1,400
Fiat Chrysler Automobiles NV	82,434	1,218	Erste Group Bank AG	22,849	862
Hino Motors Ltd	20,000	184	Fukuoka Financial Group Inc	11,100	241
Honda Motor Co Ltd	123,800	3,496	Hang Seng Bank Ltd	58,100	1,439
Isuzu Motors Ltd	41,900	602	HSBC Holdings PLC	1,521,524	12,404
Mazda Motor Corp	43,100	508	ING Groep NV	295,556	3,907
Mitsubishi Motors Corp	51,800	292	Intesa Sanpaolo SpA	1,130,303	2,781
Nissan Motor Co Ltd	176,200	1,527	Investec PLC	51,656	338
Peugeot SA	44,667	1,136	Japan Post Bank Co Ltd	30,700	343
Renault SA	14,599	1,000	KBC Group NV	18,950	1,403
Subaru Corp	46,700	1,190	Lloyds Banking Group PLC	5,402,987	4,550
Suzuki Motor Corp	26,000	1,335	Macquarie Group Ltd	24,559	2,242
Toyota Motor Corp	173,400	10,478	Mediobanca Banca di Credito Finanziario SpA	47,718	478
Volkswagen AG	2,467	436	Mitsubishi UFJ Financial Group Inc	892,300	4,630
Volvo AB - B Shares	119,034	1,751	Mizrahi Tefahot Bank Ltd	10,772	206
		$32,612	Mizuho Financial Group Inc	1,831,300	2,880
Automobile Parts & Equipment - 1.09%			National Australia Bank Ltd	207,655	3,707
Aisin Seiki Co Ltd	12,500	491	Natixis SA	72,582	398
Bridgestone Corp	46,300	1,834	Nordea Bank Abp	230,683	2,090
Cie Generale des Etablissements Michelin SCA	12,968	1,555	Oversea-Chinese Banking Corp Ltd	242,500	1,978

See accompanying notes.

     Schedule of Investments International Equity Index Fund February 28, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Banks (continued)			Chemicals (continued)
Raiffeisen Bank International AG	11,415	$291	Brenntag AG	11,733	$583
Resona Holdings Inc	158,700	719	Clariant AG (a)	15,361	330
Royal Bank of Scotland Group PLC	366,014	1,287	Covestro AG (b)	14,611	832
Seven Bank Ltd	46,000	134	Croda International PLC	9,997	638
Shinsei Bank Ltd	12,100	166	Daicel Corp	20,500	216
Shizuoka Bank Ltd/The	33,300	264	EMS-Chemie Holding AG	629	363
Skandinaviska Enskilda Banken AB	123,603	1,257	Evonik Industries AG	12,576	354
Societe Generale SA	58,291	1,791	Givaudan SA	702	1,755
Standard Chartered PLC	213,499	1,703	Hitachi Chemical Co Ltd	8,100	147
Sumitomo Mitsui Financial Group Inc	100,800	3,582	Incitec Pivot Ltd	123,804	296
Sumitomo Mitsui Trust Holdings Inc	25,144	955	Israel Chemicals Ltd	54,221	303
Svenska Handelsbanken AB	115,981	1,321	Johnson Matthey PLC	14,698	603
Swedbank AB	68,777	1,263	JSR Corp	14,600	243
UBS Group AG (a)	292,791	3,715	Kaneka Corp	3,700	145
UniCredit SpA	152,437	2,070	Kansai Paint Co Ltd	13,800	254
United Overseas Bank Ltd	102,000	1,880	Koninklijke DSM NV	13,778	1,482
Westpac Banking Corp	260,860	4,993	Kuraray Co Ltd	24,200	325
Yamaguchi Financial Group Inc	15,300	143	LANXESS AG	6,704	363
		$120,690	Mitsubishi Chemical Holdings Corp	97,200	719
Beverages - 2.29%			Mitsubishi Gas Chemical Co Inc	12,700	194
Anheuser-Busch InBev SA/NV	57,867	4,520	Mitsui Chemicals Inc	14,300	349
Asahi Group Holdings Ltd	27,600	1,195	Nippon Paint Holdings Co Ltd	11,100	428
Carlsberg A/S	8,124	984	Nissan Chemical Corp	9,600	485
Coca-Cola Amatil Ltd	39,083	221	Nitto Denko Corp	12,600	675
Coca-Cola Bottlers Japan Holdings Inc	10,400	268	Novozymes A/S	16,627	755
Coca-Cola European Partners PLC	16,415	774	Shin-Etsu Chemical Co Ltd	27,600	2,307
Coca-Cola HBC AG (a)	15,579	524	Showa Denko KK	10,300	385
Davide Campari-Milano SpA	44,109	421	Solvay SA	5,629	630
Diageo PLC	184,327	7,138	Sumitomo Chemical Co Ltd	112,900	561
Heineken Holding NV	8,750	845	Symrise AG	9,366	825
Heineken NV	19,686	1,982	Taiyo Nippon Sanso Corp	10,200	145
Kirin Holdings Co Ltd	62,500	1,400	Teijin Ltd	13,600	228
Pernod Ricard SA	16,127	2,776	Toray Industries Inc	105,300	732
Remy Cointreau SA	1,740	227	Tosoh Corp	19,800	293
Suntory Beverage & Food Ltd	10,600	467	Umicore SA	15,906	687
Treasury Wine Estates Ltd	54,579	580	Yara International ASA	13,487	567
		$24,322			$32,870
Biotechnology - 0.57%			Commercial Services - 2.10%
BeiGene Ltd ADR(a)	2,505	343	Adecco Group AG	12,017	622
CSL Ltd	34,399	4,715	Adyen NV (a),(b)	561	421
Genmab A/S (a)	4,670	806	Ashtead Group PLC	36,423	967
H Lundbeck A/S	5,371	245	Atlantia SpA	37,630	915
		$6,109	Babcock International Group PLC	19,494	140
Building Materials - 1.30%			Benesse Holdings Inc	5,500	150
AGC Inc/Japan	13,900	483	Brambles Ltd	121,018	1,010
Boral Ltd	90,405	319	Bureau Veritas SA	20,141	481
Cie de Saint-Gobain	37,783	1,360	Dai Nippon Printing Co Ltd	18,500	429
CRH PLC	62,193	1,971	Edenred	18,151	805
Daikin Industries Ltd	18,800	2,046	Experian PLC	69,125	1,798
Fletcher Building Ltd	65,805	219	G4S PLC	119,652	333
Geberit AG	2,814	1,122	Intertek Group PLC	12,257	827
HeidelbergCement AG	11,301	832	ISS A/S	12,691	396
Imerys SA	2,761	157	Park24 Co Ltd	9,000	216
James Hardie Industries PLC	33,570	420	Persol Holdings Co Ltd	13,700	236
Kingspan Group PLC	11,762	548	Randstad NV	9,048	483
LafargeHolcim Ltd (a)	36,874	1,822	Recruit Holdings Co Ltd	83,800	2,349
LIXIL Group Corp	20,600	279	RELX PLC	149,541	3,433
Rinnai Corp	2,500	168	Secom Co Ltd	15,800	1,367
Sika AG	9,691	1,309	Securitas AB	24,146	378
Taiheiyo Cement Corp	9,400	322	SGS SA	406	1,034
TOTO Ltd	10,900	413	Sohgo Security Services Co Ltd	5,500	238
		$13,790	Toppan Printing Co Ltd	18,600	296
Chemicals - 3.10%			Transurban Group	202,898	1,795
Air Liquide SA	32,530	4,055	Wirecard AG	8,915	1,219
Air Water Inc	11,400	183			$22,338
Akzo Nobel NV	17,054	1,546	Computers - 0.84%
Arkema SA	5,264	530	Atos SE	7,316	702
Asahi Kasei Corp	95,900	1,049	Capgemini SE	12,179	1,456
BASF SE	69,755	5,310	Check Point Software Technologies Ltd (a)	9,490	1,160

See accompanying notes.

     Schedule of Investments International Equity Index Fund February 28, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Computers (continued)			Electric - 2.65%
Computershare Ltd	35,050	$429	AGL Energy Ltd	49,807	$750
Fujitsu Ltd	14,900	1,005	AusNet Services	139,366	172
Ingenico Group SA	4,567	306	Chubu Electric Power Co Inc	46,100	726
NEC Corp	19,800	661	Chugoku Electric Power Co Inc/The	21,100	274
Nomura Research Institute Ltd	8,681	354	CLP Holdings Ltd	124,500	1,475
NTT Data Corp	48,000	526	E.ON SE	167,166	1,839
Obic Co Ltd	4,800	460	EDP - Energias de Portugal SA	194,388	713
Otsuka Corp	8,100	292	Electric Power Development Co Ltd	11,300	283
TDK Corp	9,700	761	Electricite de France SA	45,723	664
Teleperformance	4,389	783	Endesa SA	24,123	608
		$8,895	Enel SpA	617,697	3,735
Consumer Products - 0.45%			Engie SA	138,713	2,090
Henkel AG & Co KGaA	7,893	742	Fortum OYJ	33,734	749
Reckitt Benckiser Group PLC	51,035	3,898	HK Electric Investments & HK Electric	204,500	213
Societe BIC SA	1,976	187	Investments Ltd
		$4,827	Iberdrola SA	471,839	3,948
Cosmetics & Personal Care - 2.32%			Innogy SE (b)	10,548	487
Beiersdorf AG	7,655	710	Kansai Electric Power Co Inc/The	53,500	801
Essity AB	46,056	1,285	Kyushu Electric Power Co Inc	28,800	343
Kao Corp	37,100	2,813	Meridian Energy Ltd	98,824	248
Kose Corp	2,200	357	Origin Energy Ltd	133,621	698
Lion Corp	17,000	349	Orsted A/S (b)	14,367	1,043
L'Oreal SA	19,150	4,830	Power Assets Holdings Ltd	105,000	729
Pigeon Corp	8,700	355	Red Electrica Corp SA	32,875	710
Pola Orbis Holdings Inc	7,200	203	RWE AG	39,353	960
Shiseido Co Ltd	28,700	1,898	Sembcorp Industries Ltd	75,800	147
Unicharm Corp	30,600	975	SSE PLC	78,233	1,231
Unilever NV	117,204	6,348	Terna Rete Elettrica Nazionale SpA	106,855	665
Unilever PLC	84,308	4,488	Tohoku Electric Power Co Inc	32,500	427
		$24,611	Tokyo Electric Power Co Holdings Inc (a)	109,700	684
Distribution & Wholesale - 1.11%			Uniper SE	15,286	445
Bunzl PLC	25,549	804	Verbund AG	5,229	251
Ferguson PLC	17,608	1,217			$28,108
ITOCHU Corp	102,300	1,838	Electrical Components & Equipment - 0.55%
Jardine Cycle & Carriage Ltd	7,700	189	Brother Industries Ltd	16,900	310
Marubeni Corp	118,700	848	Casio Computer Co Ltd	15,100	205
Mitsubishi Corp	102,600	2,897	Legrand SA	20,262	1,336
Mitsui & Co Ltd	125,700	1,979	OSRAM Licht AG	7,355	318
Rexel SA	23,392	291	Prysmian SpA	18,517	378
Sumitomo Corp	85,500	1,230	Schneider Electric SE	41,770	3,246
Toyota Tsusho Corp	16,100	513			$5,793
		$11,806	Electronics - 1.08%
Diversified Financial Services - 1.56%			Alps Alpine Co Ltd	16,000	315
Acom Co Ltd	30,800	106	Assa Abloy AB	76,121	1,573
AEON Financial Service Co Ltd	8,800	173	Hirose Electric Co Ltd	2,199	227
Amundi SA (b)	4,660	311	Hitachi High-Technologies Corp	5,300	202
ASX Ltd	14,703	728	Hoya Corp	28,900	1,767
Credit Saison Co Ltd	12,300	179	Kyocera Corp	24,300	1,343
Daiwa Securities Group Inc	122,400	621	MINEBEA MITSUMI Inc	29,200	470
Deutsche Boerse AG	14,430	1,822	Murata Manufacturing Co Ltd	13,600	2,121
Hargreaves Lansdown PLC	21,613	500	Nidec Corp	16,900	2,050
Hong Kong Exchanges & Clearing Ltd	90,200	3,109	Nippon Electric Glass Co Ltd	6,600	179
Japan Exchange Group Inc	38,700	685	Omron Corp	14,500	627
Julius Baer Group Ltd (a)	16,998	741	Venture Corp Ltd	21,200	279
London Stock Exchange Group PLC	23,796	1,421	Yokogawa Electric Corp	17,300	334
Mebuki Financial Group Inc	63,900	173			$11,487
Mitsubishi UFJ Lease & Finance Co Ltd	31,300	160	Energy - Alternate Sources - 0.14%
Nomura Holdings Inc	262,700	1,024	Siemens Gamesa Renewable Energy SA (a)	18,384	281
ORIX Corp	100,600	1,457	Vestas Wind Systems A/S	14,840	1,237
Partners Group Holding AG	1,319	953			$1,518
SBI Holdings Inc/Japan	17,790	376	Engineering & Construction - 1.31%
Schroders PLC	9,584	348	ACS Actividades de Construccion y Servicios SA	19,369	858
Singapore Exchange Ltd	62,000	359	Aena SME SA (b)	5,127	914
St James's Place PLC	40,209	519	Aeroports de Paris	2,256	438
Standard Life Aberdeen PLC (a)	190,030	622	Auckland International Airport Ltd	73,906	391
Tokyo Century Corp	3,200	143	Bouygues SA	16,706	631
		$16,530	CIMIC Group Ltd	7,501	267
			CK Infrastructure Holdings Ltd	50,500	421
			Eiffage SA	5,953	581

See accompanying notes.

     Schedule of Investments International Equity Index Fund February 28, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Engineering & Construction (continued)			Food (continued)
Ferrovial SA	37,346	$860	Yamazaki Baking Co Ltd	9,200	$158
Fraport AG Frankfurt Airport Services Worldwide	3,207	258			$51,622
HOCHTIEF AG	1,627	258	Food Service - 0.32%
Japan Airport Terminal Co Ltd	3,700	147	Compass Group PLC	120,443	2,660
JGC Corp	16,100	234	Sodexo SA	6,719	738
Kajima Corp	34,200	507			$3,398
Lendlease Group	42,969	393	Forest Products & Paper - 0.31%
Obayashi Corp	49,300	480	Mondi PLC	27,890	638
SATS Ltd	52,100	197	Oji Holdings Corp	65,300	390
Shimizu Corp	42,600	375	Smurfit Kappa Group PLC	17,115	485
Singapore Technologies Engineering Ltd	120,500	333	Stora Enso OYJ	41,852	561
Skanska AB	25,833	465	UPM-Kymmene OYJ	40,535	1,222
Sydney Airport	83,924	429			$3,296
Taisei Corp	16,300	770	Gas - 0.84%
Vinci SA	38,567	3,681	Centrica PLC	431,883	714
		$13,888	Enagas SA	17,225	491
Entertainment - 0.47%			Hong Kong & China Gas Co Ltd	698,473	1,617
Aristocrat Leisure Ltd	43,645	762	National Grid PLC	258,118	2,909
Genting Singapore Ltd	456,800	344	Naturgy Energy Group SA	26,600	722
GVC Holdings PLC	42,041	366	Osaka Gas Co Ltd	28,400	583
Merlin Entertainments PLC (b)	55,038	264	Snam SpA	171,248	845
Oriental Land Co Ltd/Japan	15,100	1,661	Toho Gas Co Ltd	5,800	264
Paddy Power Betfair PLC	6,081	492	Tokyo Gas Co Ltd	29,000	799
Sankyo Co Ltd	3,400	125			$8,944
Sega Sammy Holdings Inc	13,500	157	Hand & Machine Tools - 0.27%
Tabcorp Holdings Ltd	145,423	488	Disco Corp	2,100	291
Toho Co Ltd/Tokyo	8,700	311	Fuji Electric Co Ltd	9,200	291
		$4,970	Makita Corp	16,900	601
Environmental Control - 0.02%			Schindler Holding AG - PC	3,094	698
Kurita Water Industries Ltd	7,700	194	Schindler Holding AG - REG	1,550	343
Food - 4.86%			Techtronic Industries Co Ltd	104,000	695
a2 Milk Co Ltd (a)	55,690	541			$2,919
Aeon Co Ltd	46,400	979	Healthcare - Products - 1.63%
Ajinomoto Co Inc	33,400	506	Asahi Intecc Co Ltd	7,400	356
Associated British Foods PLC	27,056	806	Cochlear Ltd	4,382	530
Barry Callebaut AG	167	287	Coloplast A/S	9,023	900
Calbee Inc	6,300	175	ConvaTec Group PLC (b)	105,363	185
Carrefour SA	44,955	920	EssilorLuxottica SA	21,865	2,646
Casino Guichard Perrachon SA	4,279	226	Fisher & Paykel Healthcare Corp Ltd	44,050	441
Chocoladefabriken Lindt & Spruengli AG - PC	81	526	Koninklijke Philips NV	70,341	2,799
Chocoladefabriken Lindt & Spruengli AG - REG	8	591	Lonza Group AG (a)	5,656	1,571
Chr Hansen Holding A/S	7,510	764	Olympus Corp	22,000	977
Coles Group Ltd (a)	86,110	693	QIAGEN NV (a)	17,599	673
Colruyt SA	4,630	330	Sartorius Stedim Biotech	2,124	250
Dairy Farm International Holdings Ltd	26,000	233	Shimadzu Corp	16,900	418
Danone SA	46,823	3,537	Siemens Healthineers AG (b)	11,392	461
ICA Gruppen AB	6,204	238	Smith & Nephew PLC	66,418	1,262
J Sainsbury PLC	135,126	411	Sonova Holding AG	4,219	787
Jeronimo Martins SGPS SA	19,411	292	Straumann Holding AG	783	609
Kerry Group PLC	12,050	1,240	Sysmex Corp	12,600	762
Kikkoman Corp	10,900	544	Terumo Corp	23,000	1,413
Koninklijke Ahold Delhaize NV	89,899	2,317	William Demant Holding A/S (a)	7,667	230
MEIJI Holdings Co Ltd	9,200	729			$17,270
METRO AG	13,885	233	Healthcare - Services - 0.50%
Mowi ASA	33,312	769	BioMerieux	3,193	263
Nestle SA	232,624	21,042	Eurofins Scientific SE	880	370
NH Foods Ltd	7,200	263	Fresenius Medical Care AG & Co KGaA	16,424	1,284
Nisshin Seifun Group Inc	14,995	322	Fresenius SE & Co KGaA	31,680	1,780
Nissin Foods Holdings Co Ltd	4,700	327	NMC Health PLC	8,016	287
Orkla ASA	61,907	488	Ramsay Health Care Ltd	10,743	494
Seven & i Holdings Co Ltd	57,100	2,513	Ryman Healthcare Ltd	30,847	231
Tesco PLC	743,777	2,232	Sonic Healthcare Ltd	32,967	565
Toyo Suisan Kaisha Ltd	6,900	256			$5,274
Wesfarmers Ltd	86,111	2,030
WH Group Ltd (b)	665,000	590	Holding Companies - Diversified - 0.56%
Wilmar International Ltd	145,600	344	CK Hutchison Holdings Ltd	204,632	2,177
Wm Morrison Supermarkets PLC	172,587	527	Industrivarden AB	12,880	268
Woolworths Group Ltd	100,052	2,038	Jardine Matheson Holdings Ltd	16,785	1,149
Yakult Honsha Co Ltd	9,000	605	Jardine Strategic Holdings Ltd	16,905	666

See accompanying notes.

     Schedule of Investments International Equity Index Fund February 28, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Holding Companies - Diversified (continued)			Internet - 0.49%
Keppel Corp Ltd	110,300	$502	Auto Trader Group PLC (b)	71,307	$450
NWS Holdings Ltd	116,500	282	CyberAgent Inc	7,600	236
Swire Pacific Ltd	37,500	446	Delivery Hero SE (a),(b)	7,090	275
Washington H Soul Pattinson & Co Ltd	8,273	173	Iliad SA	2,043	212
Wharf Holdings Ltd/The	91,000	285	Kakaku.com Inc	10,400	200
		$5,948	LINE Corp (a)	5,400	198
Home Builders - 0.49%			M3 Inc	31,900	528
Barratt Developments PLC	77,025	611	MonotaRO Co Ltd	9,500	225
Berkeley Group Holdings PLC	9,320	488	Rakuten Inc	65,200	514
Daiwa House Industry Co Ltd	43,000	1,332	SEEK Ltd	25,689	336
Iida Group Holdings Co Ltd	11,320	207	Trend Micro Inc/Japan	9,000	445
Persimmon PLC	23,821	770	United Internet AG	9,482	345
Sekisui Chemical Co Ltd	28,500	448	Wix.com Ltd (a)	3,342	365
Sekisui House Ltd	47,200	711	Yahoo Japan Corp	214,900	576
Taylor Wimpey PLC	248,846	598	ZOZO Inc	15,600	294
		$5,165			$5,199
Home Furnishings - 0.70%			Investment Companies - 0.46%
Electrolux AB	18,272	478	Eurazeo SE	3,510	264
Hoshizaki Corp	3,900	264	EXOR NV	8,237	507
Panasonic Corp	167,600	1,549	Groupe Bruxelles Lambert SA	6,128	589
SEB SA	1,738	299	Investor AB	34,593	1,544
Sharp Corp/Japan	16,200	190	Kinnevik AB	18,580	470
Sony Corp	96,400	4,629	L E Lundbergforetagen AB	5,861	180
		$7,409	Melrose Industries PLC	368,961	851
Insurance - 5.60%			Pargesa Holding SA	2,975	244
Admiral Group PLC	15,504	449	Wendel SA	2,137	269
Aegon NV	135,282	726			$4,918
Ageas	13,877	684	Iron & Steel - 0.46%
AIA Group Ltd	916,800	9,150	ArcelorMittal	50,446	1,156
Allianz SE	32,237	7,176	BlueScope Steel Ltd	40,787	388
AMP Ltd	225,061	377	Fortescue Metals Group Ltd	118,167	505
Assicurazioni Generali SpA	89,151	1,590	Hitachi Metals Ltd	16,700	171
Aviva PLC	296,303	1,661	JFE Holdings Inc	37,300	652
AXA SA	147,303	3,730	Kobe Steel Ltd	24,000	190
Baloise Holding AG	3,707	604	Nippon Steel & Sumitomo Metal Corp	61,277	1,105
Challenger Ltd	42,379	242	thyssenkrupp AG	33,096	495
CNP Assurances	13,237	306	voestalpine AG	8,837	273
Dai-ichi Life Holdings Inc	81,900	1,248			$4,935
Direct Line Insurance Group PLC	104,425	494	Leisure Products & Services - 0.28%
Gjensidige Forsikring ASA	15,424	276	Carnival PLC	12,846	720
Hannover Rueck SE	4,581	683	Flight Centre Travel Group Ltd	4,284	139
Insurance Australia Group Ltd	175,514	916	Shimano Inc	5,600	852
Japan Post Holdings Co Ltd	119,700	1,455	TUI AG	33,973	361
Legal & General Group PLC	452,685	1,684	Yamaha Corp	10,200	503
Mapfre SA	83,118	235	Yamaha Motor Co Ltd	21,200	432
Medibank Pvt Ltd	209,151	421			$3,007
MS&AD Insurance Group Holdings Inc	36,000	1,084	Lodging - 0.58%
Muenchener Rueckversicherungs-Gesellschaft	11,358	2,675	Accor SA	14,325	605
AG in Muenchen			City Developments Ltd	31,700	209
NN Group NV	23,212	1,010	Crown Resorts Ltd	28,417	231
Poste Italiane SpA (b)	40,289	363	Galaxy Entertainment Group Ltd	179,000	1,269
Prudential PLC	196,852	4,150	InterContinental Hotels Group PLC	13,067	781
QBE Insurance Group Ltd	100,907	886	Melco Resorts & Entertainment Ltd ADR	19,001	438
RSA Insurance Group PLC	77,990	528	MGM China Holdings Ltd	73,600	155
Sampo Oyj	33,669	1,620	Sands China Ltd	183,600	916
SCOR SE	12,382	557	Shangri-La Asia Ltd	100,166	142
Sompo Holdings Inc	24,050	900	SJM Holdings Ltd	155,000	175
Sony Financial Holdings Inc	13,500	256	Whitbread PLC	13,946	898
Suncorp Group Ltd	98,615	948	Wynn Macau Ltd	120,000	296
Swiss Life Holding AG (a)	2,600	1,131			$6,115
Swiss Re AG	23,145	2,288	Machinery - Construction & Mining - 1.31%
T&D Holdings Inc	42,300	511	ABB Ltd	139,963	2,756
Tokio Marine Holdings Inc	49,200	2,405	Atlas Copco AB - A Shares	50,999	1,382
Tryg A/S	9,320	254	Atlas Copco AB - B Shares	29,636	744
Zurich Insurance Group AG	11,496	3,792	Epiroc AB - A Shares (a)	50,049	502
		$59,465	Epiroc AB - B Shares (a)	30,092	283
			Hitachi Construction Machinery Co Ltd	8,300	207
			Hitachi Ltd	73,400	2,206
			Komatsu Ltd	70,200	1,724

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Machinery - Construction & Mining (continued)			Miscellaneous Manufacturers (continued)
Mitsubishi Electric Corp	138,600	$1,738	Siemens AG	58,098	$6,347
Mitsubishi Heavy Industries Ltd	23,000	938	Smiths Group PLC	30,070	571
Sandvik AB	85,739	1,405	Toshiba Corp	49,500	1,551
		$13,885	Wartsila OYJ Abp	33,704	547
Machinery - Diversified - 1.52%					$12,072
Amada Holdings Co Ltd	26,300	277	Office & Business Equipment - 0.32%
ANDRITZ AG	5,612	280	Canon Inc	76,000	2,183
CNH Industrial NV	77,112	834	Konica Minolta Inc	34,300	334
Daifuku Co Ltd	7,700	380	Ricoh Co Ltd	50,900	518
FANUC Corp	14,700	2,435	Seiko Epson Corp	21,200	314
GEA Group AG	12,478	298			$3,349
Hexagon AB	19,774	1,039	Oil & Gas - 5.42%
Husqvarna AB	32,192	264	Aker BP ASA	8,330	282
Keyence Corp	7,380	4,316	BP PLC	1,523,225	10,799
KION Group AG	5,463	311	Caltex Australia Ltd	19,808	402
Kone OYJ	25,738	1,258	DCC PLC	7,462	646
Kubota Corp	75,000	1,012	Eni SpA	193,202	3,332
Metso OYJ	8,119	275	Equinor ASA	88,745	1,996
Nabtesco Corp	8,500	225	Galp Energia SGPS SA	38,069	624
SMC Corp/Japan	4,300	1,504	Idemitsu Kosan Co Ltd	10,300	366
Sumitomo Heavy Industries Ltd	8,400	289	Inpex Corp	77,600	753
THK Co Ltd	9,100	224	JXTG Holdings Inc	244,130	1,140
Weir Group PLC/The	18,579	404	Lundin Petroleum AB	14,218	466
Yaskawa Electric Corp	18,200	519	Neste Oyj	9,737	936
		$16,144	Oil Search Ltd	104,142	618
Media - 0.70%			OMV AG	11,185	589
Axel Springer SE	3,742	213	Repsol SA	105,984	1,824
Bollore SA	67,507	300	Royal Dutch Shell PLC - A Shares	342,233	10,668
Informa PLC	95,054	889	Royal Dutch Shell PLC - B Shares	284,456	8,923
ITV PLC	275,138	478	Santos Ltd	134,464	660
Pearson PLC	59,319	669	Showa Shell Sekiyu KK	14,100	211
ProSiebenSat.1 Media SE	17,968	327	TOTAL SA	183,394	10,438
RTL Group SA	2,983	168	Woodside Petroleum Ltd	71,098	1,822
Schibsted ASA - B Shares	7,557	280			$57,495
Singapore Press Holdings Ltd	123,500	224	Oil & Gas Services - 0.06%
Telenet Group Holding NV	4,080	184	John Wood Group PLC	52,262	361
Vivendi SA	79,301	2,316	WorleyParsons Ltd	24,662	260
Wolters Kluwer NV	21,244	1,400			$621
		$7,448	Packaging & Containers - 0.11%
Metal Fabrication & Hardware - 0.18%			Amcor Ltd/Australia	87,956	939
Maruichi Steel Tube Ltd	4,400	132	Toyo Seikan Group Holdings Ltd	11,600	245
MISUMI Group Inc	21,500	523			$1,184
NSK Ltd	27,100	250	Pharmaceuticals - 8.22%
SKF AB	29,169	490	Alfresa Holdings Corp	14,200	412
Tenaris SA	35,863	477	Astellas Pharma Inc	142,800	2,214
		$1,872	AstraZeneca PLC	96,210	7,840
Mining - 2.53%			Bayer AG	70,823	5,658
Alumina Ltd	188,772	341	Chugai Pharmaceutical Co Ltd	16,900	1,150
Anglo American PLC	80,023	2,122	Daiichi Sankyo Co Ltd	42,900	1,607
Antofagasta PLC	30,410	377	Eisai Co Ltd	19,100	1,579
BHP Group Ltd	223,727	5,909	GlaxoSmithKline PLC	376,784	7,510
BHP Group PLC	160,405	3,721	Grifols SA	22,654	588
Boliden AB	20,772	568	Hisamitsu Pharmaceutical Co Inc	4,300	213
Fresnillo PLC	17,047	194	Ipsen SA	2,905	402
Glencore PLC (a)	854,626	3,443	Kobayashi Pharmaceutical Co Ltd	3,600	291
Mitsubishi Materials Corp	8,200	225	Kyowa Hakko Kirin Co Ltd	19,700	377
Newcrest Mining Ltd	58,346	1,003	Medipal Holdings Corp	13,200	308
Norsk Hydro ASA	102,134	422	Merck KGaA	9,815	1,014
Rio Tinto Ltd	28,192	1,922	Mitsubishi Tanabe Pharma Corp	19,500	281
Rio Tinto PLC	87,759	5,041	Novartis AG	164,654	15,006
South32 Ltd	385,895	1,079	Novo Nordisk A/S	137,989	6,765
Sumitomo Metal Mining Co Ltd	17,700	519	Ono Pharmaceutical Co Ltd	28,800	592
		$26,886	Orion Oyj	8,030	287
Miscellaneous Manufacturers - 1.14%			Otsuka Holdings Co Ltd	29,500	1,231
Alfa Laval AB	22,300	487	Recordati SpA	8,062	303
Alstom SA (a)	11,990	521	Roche Holding AG	53,357	14,808
FUJIFILM Holdings Corp	29,300	1,313	Sanofi	85,576	7,136
Nikon Corp	24,400	370	Santen Pharmaceutical Co Ltd	28,300	442
Orica Ltd	29,162	365	Shionogi & Co Ltd	20,900	1,337

See accompanying notes.

     Schedule of Investments International Equity Index Fund February 28, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Pharmaceuticals (continued)			REITs (continued)
Sumitomo Dainippon Pharma Co Ltd	12,100	$299	Segro PLC	82,362	$722
Suzuken Co Ltd/Aichi Japan	5,600	307	Stockland	182,832	455
Taisho Pharmaceutical Holdings Co Ltd	2,600	264	Suntec Real Estate Investment Trust	164,400	234
Takeda Pharmaceutical Co Ltd	112,700	4,535	Unibail-Rodamco-Westfield	10,504	1,691
Teva Pharmaceutical Industries Ltd ADR(a)	73,500	1,237	United Urban Investment Corp	223	346
UCB SA	9,602	805	Vicinity Centres	247,635	433
Vifor Pharma AG	3,456	432			$16,749
		$87,230	Retail - 1.67%
Pipelines - 0.08%			ABC-Mart Inc	2,500	143
APA Group	89,607	636	Cie Financiere Richemont SA	39,644	3,029
Koninklijke Vopak NV	5,421	265	Domino's Pizza Enterprises Ltd	4,727	139
		$901	Dufry AG (a)	2,492	252
Private Equity - 0.09%			FamilyMart UNY Holdings Co Ltd	19,200	549
3i Group PLC	73,893	928	Fast Retailing Co Ltd	4,400	2,070
Real Estate - 1.82%			Harvey Norman Holdings Ltd	42,940	110
Aeon Mall Co Ltd	8,050	131	Hennes & Mauritz AB	66,560	1,009
Aroundtown SA	59,386	499	HUGO BOSS AG	4,883	361
Azrieli Group Ltd	3,271	183	Industria de Diseno Textil SA	82,844	2,501
CapitaLand Ltd	194,500	491	Isetan Mitsukoshi Holdings Ltd	26,100	260
CK Asset Holdings Ltd	195,632	1,623	J Front Retailing Co Ltd	18,000	200
Daito Trust Construction Co Ltd	5,400	748	Kingfisher PLC	161,861	520
Deutsche Wohnen SE	27,108	1,262	Lawson Inc	3,600	218
Hang Lung Group Ltd	69,000	217	Marks & Spencer Group PLC	123,405	446
Hang Lung Properties Ltd	151,000	356	Marui Group Co Ltd	14,400	254
Henderson Land Development Co Ltd	98,711	558	McDonald's Holdings Co Japan Ltd	5,100	228
Hongkong Land Holdings Ltd	88,625	636	Next PLC	10,608	715
Hulic Co Ltd	23,100	213	Nitori Holdings Co Ltd	6,000	749
Hysan Development Co Ltd	47,000	248	Pan Pacific International Holdings Corp	9,000	538
Kerry Properties Ltd	51,000	213	Pandora A/S	8,356	438
Mitsubishi Estate Co Ltd	89,800	1,543	Ryohin Keikaku Co Ltd	1,800	426
Mitsui Fudosan Co Ltd	67,700	1,607	Shimamura Co Ltd	1,700	144
New World Development Co Ltd	468,000	747	Sundrug Co Ltd	5,700	175
Nomura Real Estate Holdings Inc	9,800	186	Swatch Group AG/The - BR	2,343	692
REA Group Ltd	4,061	236	Swatch Group AG/The - REG	4,302	246
Sino Land Co Ltd	251,073	467	Takashimaya Co Ltd	10,800	142
Sumitomo Realty & Development Co Ltd	27,100	1,014	Tsuruha Holdings Inc	2,700	240
Sun Hung Kai Properties Ltd	121,000	2,006	USS Co Ltd	16,600	303
Swire Properties Ltd	88,400	355	Welcia Holdings Co Ltd	3,500	124
Swiss Prime Site AG (a)	5,833	492	Yamada Denki Co Ltd	48,400	234
Tokyu Fudosan Holdings Corp	46,300	256	Zalando SE (a),(b)	8,583	316
UOL Group Ltd	38,900	191			$17,771
Vonovia SE	37,378	1,809	Semiconductors - 1.33%
Wharf Real Estate Investment Co Ltd	92,000	646	ASM Pacific Technology Ltd	23,000	244
Wheelock & Co Ltd	62,000	420	ASML Holding NV	31,130	5,695
		$19,353	Hamamatsu Photonics KK	10,700	378
REITs - 1.58%			Infineon Technologies AG	86,353	1,898
Ascendas Real Estate Investment Trust	202,850	420	NXP Semiconductors NV	26,150	2,388
British Land Co PLC/The	69,568	557	Renesas Electronics Corp (a)	64,300	378
CapitaLand Commercial Trust	194,800	279	Rohm Co Ltd	7,000	443
CapitaLand Mall Trust	195,300	347	STMicroelectronics NV	51,865	847
Covivio	3,507	355	SUMCO Corp	18,100	231
Daiwa House REIT Investment Corp	131	292	Tokyo Electron Ltd	11,800	1,613
Dexus	77,251	659			$14,115
Gecina SA	3,487	516	Shipbuilding - 0.02%
Goodman Group	123,980	1,128	Yangzijiang Shipbuilding Holdings Ltd	184,300	194
GPT Group/The	137,073	569	Software - 1.48%
Hammerson PLC	58,537	297	Amadeus IT Group SA	33,327	2,507
ICADE	2,570	219	Dassault Systemes SE	9,932	1,452
Japan Prime Realty Investment Corp	63	247	DeNA Co Ltd	8,200	127
Japan Real Estate Investment Corp	100	579	Konami Holdings Corp	7,200	298
Japan Retail Fund Investment Corp	202	407	Micro Focus International PLC	32,156	799
Klepierre SA	15,519	541	Nexon Co Ltd (a)	33,900	541
Land Securities Group PLC	56,311	673	Oracle Corp Japan	2,800	209
Link REIT	160,000	1,810	Sage Group PLC/The	82,420	723
Mirvac Group	278,126	508	SAP SE	74,640	7,988
Nippon Building Fund Inc	102	664	Temenos AG (a)	4,586	663
Nippon Prologis REIT Inc (a)	133	283	Ubisoft Entertainment SA (a)	6,032	435
Nomura Real Estate Master Fund Inc	297	407			$15,742
Scentre Group	403,802	1,111

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Telecommunications - 4.36%			Transportation (continued)
1&1 Drillisch AG	4,087	$162	Tokyu Corp	38,000	$644
Bezeq The Israeli Telecommunication Corp Ltd	159,952	140	West Japan Railway Co	12,400	934
BT Group PLC	640,500	1,827	Yamato Holdings Co Ltd	23,400	611
Deutsche Telekom AG	253,131	4,173			$19,987
Elisa OYJ	10,803	453	Trucking & Leasing - 0.04%
Eutelsat Communications SA	13,463	266	AerCap Holdings NV (a)	9,487	428
Hikari Tsushin Inc	1,500	269	Water - 0.22%
HKT Trust & HKT Ltd	283,980	444	Severn Trent PLC	18,220	488
KDDI Corp	134,600	3,253	Suez	28,314	362
Koninklijke KPN NV	255,350	787	United Utilities Group PLC	51,787	577
Millicom International Cellular SA	5,098	307	Veolia Environnement SA	40,806	896
Nice Ltd (a)	4,695	554			$2,323
Nippon Telegraph & Telephone Corp	48,900	2,114	TOTAL COMMON STOCKS		$1,027,358
Nokia OYJ	428,028	2,588	INVESTMENT COMPANIES - 2.15%	Shares Held Value (000's)
NTT DOCOMO Inc	101,200	2,356	Exchange-Traded Funds - 1.64%
Orange SA	151,517	2,316	iShares MSCI EAFE ETF	269,703	17,334
PCCW Ltd	330,000	198
Proximus SADP	11,730	310	Money Market Funds - 0.51%
SES SA	27,666	556	Principal Government Money Market Fund	5,438,758	5,439
Singapore Telecommunications Ltd	619,600	1,380	2.33%(e),(f)
Softbank Corp (a)	127,100	1,585	TOTAL INVESTMENT COMPANIES		$22,773
SoftBank Group Corp	62,600	5,809	PREFERRED STOCKS - 0.52%	Shares Held Value (000's)
Spark New Zealand Ltd	141,505	359	Automobile Manufacturers - 0.33%
Swisscom AG	1,968	910	Bayerische Motoren Werke AG 4.02%	4,248	$314
Tele2 AB	37,923	498	Porsche Automobil Holding SE 1.76%	11,629	774
Telecom Italia SpA/Milano (a)	864,968	526	Volkswagen AG 4.86%	14,096	2,417
Telecom Italia SpA/Milano - RSP	464,849	253			$3,505
Telefonaktiebolaget LM Ericsson	233,337	2,127	Chemicals - 0.02%
Telefonica Deutschland Holding AG	57,346	188	FUCHS PETROLUB SE 0.95%	5,357	239
Telefonica SA	354,890	3,061	Consumer Products - 0.13%
Telenor ASA	55,875	1,090	Henkel AG & Co KGaA 1.85%	13,531	1,352
Telia Co AB	213,753	927	Electronics - 0.04%
Telstra Corp Ltd	316,134	702	Sartorius AG 0.62%	2,702	428
TPG Telecom Ltd	28,580	135	TOTAL PREFERRED STOCKS		$5,524
Vodafone Group PLC	2,029,250	3,615	Total Investments	$1,055,655
		$46,238	Other Assets and Liabilities - 0.56%		5,938
Toys, Games & Hobbies - 0.28%			TOTAL NET ASSETS - 100.00%	$1,061,593
Bandai Namco Holdings Inc	15,000	639
Nintendo Co Ltd	8,600	2,358
		$2,997	(a) Non-income producing security
			(b)	Security exempt from registration under Rule 144A of the Securities Act of
Transportation - 1.88%			1933. These securities may be resold in transactions exempt from registration,
AP Moller - Maersk A/S - A	289	372	normally to qualified institutional buyers. At the end of the period, the value of
AP Moller - Maersk A/S - B	496	667	these securities totaled $7,897 or 0.74% of net assets.
Aurizon Holdings Ltd	151,141	485	(c)	The value of these investments was determined using significant unobservable
Central Japan Railway Co	11,000	2,468	inputs.
ComfortDelGro Corp Ltd	166,900	295	(d)	Fair value of these investments is determined in good faith by the Manager
Deutsche Post AG	75,126	2,330	under procedures established and periodically reviewed by the Board of
DSV A/S	14,278	1,188	Directors. Certain inputs used in the valuation may be unobservable; however,
East Japan Railway Co	23,100	2,213	each security is evaluated individually for purposes of ASC 820 which results
Getlink SE	35,505	524	in not all securities being identified as Level 3 of the fair value hierarchy. At
Hankyu Hanshin Holdings Inc	17,400	632	the end of the period, the fair value of these securities totaled $0 or 0.00% of
Kamigumi Co Ltd	8,400	195	net assets.
Keihan Holdings Co Ltd	7,500	311
Keikyu Corp	16,700	277	(e)	Affiliated Security. Security is either an affiliate (and registered under the
Keio Corp	7,700	452	Investment Company Act of 1940) or an affiliate as defined by the Investment
Keisei Electric Railway Co Ltd	9,800	335	Company Act of 1940 (controls 5.0% or more of the outstanding voting
Kintetsu Group Holdings Co Ltd	13,200	596	shares of the security). Please see affiliated sub-schedule for transactional
Kuehne + Nagel International AG	4,101	534	information.
Kyushu Railway Co	12,400	425	(f) Current yield shown is as of period end.
Mitsui OSK Lines Ltd	8,900	210
MTR Corp Ltd	116,500	669
Nagoya Railroad Co Ltd	14,100	388
Nippon Express Co Ltd	5,800	343
Nippon Yusen KK	11,600	184
Odakyu Electric Railway Co Ltd	22,400	524
Royal Mail PLC	69,404	261
Seibu Holdings Inc	17,100	304
SG Holdings Co Ltd	7,200	211
Tobu Railway Co Ltd	14,500	405

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2019 (unaudited)

Portfolio Summary (unaudited)
Country	Percent
Japan	23.48%
United Kingdom	14.56%
France	10.66%
Switzerland	9.11%
Germany	8.37%
Australia	6.89%
Netherlands	4.68%
Hong Kong	3.76%
Spain	2.97%
Sweden	2.38%
United States	2.22%
Italy	1.94%
Denmark	1.70%
Singapore	1.28%
Finland	1.20%
Belgium	0.97%
Norway	0.72%
Ireland	0.68%
Israel	0.54%
Luxembourg	0.35%
Austria	0.24%
New Zealand	0.22%
Portugal	0.16%
Macao	0.14%
China	0.07%
Chile	0.04%
Isle of Man	0.03%
United Arab Emirates	0.03%
South Africa	0.03%
Mexico	0.02%
Other Assets and Liabilities	0.56%
TOTAL NET ASSETS	100.00%

Affiliated Securities	August 31, 2018		Purchases			Sales	February 28, 2019
	Value			Cost		Proceeds	Value
Principal Government Money Market Fund 2.33%		$4,181		$132,473		$131,215	$5,439
		$4,181		$132,473		$131,215	$5,439

	Realized Gain/Loss			Realized Gain from			Change in Unrealized
	Income	on Investments		Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund 2.33%	$73 $		— $			— $	—
	$73 $		— $			— $	—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount			Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; March 2019	Long	63		$5,887	$		386
Total					$		386

Amounts in thousands except contracts.

See accompanying notes.

     Schedule of Investments International Small Company Fund February 28, 2019 (unaudited)

COMMON STOCKS - 97.14%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.96%			Computers - 4.14%
JCDecaux SA	139,889	$4,307	Appen Ltd	226,294	$3,755
Stroeer SE & Co KGaA	68,589	4,065	Bechtle AG	57,316	4,916
		$8,372	Computacenter PLC	129,819	1,912
Aerospace & Defense - 1.00%			CyberArk Software Ltd (a)	47,029	5,162
CAE Inc	190,400	4,015	DTS Corp	93,200	3,554
Meggitt PLC	664,683	4,755	Logitech International SA	53,172	1,996
		$8,770	MCJ Co Ltd	234,100	1,694
Airlines - 0.90%			NEC Corp	59,500	1,985
Air Canada (a)	202,700	5,100	S&T AG (a)	165,992	4,006
Wizz Air Holdings Plc (a),(b)	69,220	2,784	Softcat PLC	221,955	2,238
		$7,884	Teleperformance	28,446	5,076
Apparel - 1.91%					$36,294
boohoo Group PLC (a)	1,673,428	3,891	Distribution & Wholesale - 0.50%
Moncler SpA	155,989	5,981	Inchcape PLC	580,300	4,351
Puma SE	12,250	6,896	Diversified Financial Services - 4.25%
		$16,768	Aruhi Corp	120,900	2,262
Automobile Manufacturers - 0.22%			Burford Capital Ltd	289,121	6,799
Isuzu Motors Ltd	136,500	1,962	Cembra Money Bank AG	38,526	3,690
Automobile Parts & Equipment - 2.85%			Euronext NV (b)	94,501	5,762
FCC Co Ltd	134,900	3,126	Mebuki Financial Group Inc	1,631,810	4,430
Georg Fischer AG	5,785	5,121	Mitsubishi UFJ Lease & Finance Co Ltd	813,000	4,151
Keihin Corp	173,300	3,053	SBI Holdings Inc/Japan	251,600	5,320
Rheinmetall AG	68,747	7,356	Zenkoku Hosho Co Ltd	130,600	4,810
Toyo Tire Corp	276,900	3,539			$37,224
Toyoda Gosei Co Ltd	121,700	2,766	Electric - 1.86%
		$24,961	Capital Power Corp	224,900	5,163
Banks - 3.14%			Chubu Electric Power Co Inc	95,900	1,510
77 Bank Ltd/The	156,300	2,513	Hera SpA	1,532,829	5,104
Banco Comercial Portugues SA (a)	10,178,426	2,787	Iren SpA	1,817,412	4,517
Israel Discount Bank Ltd	2,041,670	7,222			$16,294
Mediobanca Banca di Credito Finanziario SpA	577,602	5,781	Electrical Components & Equipment - 0.64%
Mizrahi Tefahot Bank Ltd	293,283	5,616	Signify NV (b)	209,646	5,564
Paragon Banking Group PLC	627,587	3,618	Electronics - 0.53%
		$27,537	CMK Corp	288,000	1,797
Beverages - 1.16%			Mycronic AB	193,904	2,856
Coca-Cola Bottlers Japan Holdings Inc	126,400	3,262			$4,653
Royal Unibrew A/S	92,933	6,871	Energy - Alternate Sources - 0.20%
		$10,133	Vestas Wind Systems A/S	21,111	1,759
Biotechnology - 0.62%			Engineering & Construction - 3.32%
Abcam PLC	318,470	5,421	ACS Actividades de Construccion y Servicios SA	44,331	1,964
Building Materials - 2.05%			Badger Daylighting Ltd	87,800	2,551
Buzzi Unicem SpA	243,546	4,760	Downer EDI Ltd	1,068,959	5,649
Ibstock PLC (b)	691,521	2,315	KAWADA TECHNOLOGIES Inc	25,500	1,685
Nichiha Corp	52,000	1,477	Kyowa Exeo Corp	259,200	7,008
Rockwool International A/S	15,391	3,756	Maeda Corp	422,500	4,477
Xinyi Glass Holdings Ltd	4,948,000	5,671	Toda Corp	655,700	4,175
		$17,979	Yokogawa Bridge Holdings Corp	85,800	1,599
Chemicals - 2.17%					$29,108
Denka Co Ltd	179,000	5,411	Entertainment - 1.72%
DIC Corp	143,700	4,587	Cineworld Group PLC	413,022	1,530
Lintec Corp	118,700	2,698	GVC Holdings PLC	432,015	3,758
Sumitomo Bakelite Co Ltd	98,600	3,731	Stars Group Inc/The (a)	246,500	4,110
Zeon Corp	256,100	2,610	Tokyotokeiba Co Ltd	52,700	1,721
		$19,037	William Hill PLC	1,576,224	3,924
Commercial Services - 4.04%					$15,043
Colliers International Group Inc	59,000	4,031	Food - 3.95%
Hays PLC	2,492,723	5,023	Empire Co Ltd	254,200	5,905
Kanamoto Co Ltd	109,200	2,880	Glanbia PLC	387,458	7,849
Keywords Studios PLC	155,620	2,311	J Sainsbury PLC	673,234	2,046
Loomis AB	138,915	5,052	Morinaga Milk Industry Co Ltd	163,200	5,232
Nishio Rent All Co Ltd	75,600	2,331	Nichirei Corp	193,000	4,813
QinetiQ Group PLC	788,539	3,209	Sonae SGPS SA	1,347,051	1,436
Rentokil Initial PLC	1,703,049	7,915	SSP Group Plc	682,389	6,013
Sixt SE	28,690	2,641	WH Group Ltd (b)	1,421,000	1,260
		$35,393			$34,554
			Food Service - 0.38%
			Autogrill SpA	389,832	3,347

See accompanying notes.

     Schedule of Investments International Small Company Fund February 28, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Forest Products & Paper - 1.12%			Oil & Gas - 3.42%
Interfor Corp (a)	181,500	$2,042	Aker BP ASA	74,192	$2,515
Sumitomo Forestry Co Ltd	434,400	5,677	Beach Energy Ltd	3,630,740	5,337
UPM-Kymmene OYJ	70,008	2,111	Cairn Energy PLC (a)	877,097	2,368
		$9,830	DCC PLC	52,601	4,551
Gas - 0.74%			DNO ASA	375,677	800
Rubis SCA	110,245	6,522	Enerplus Corp	562,900	4,962
Hand & Machine Tools - 0.40%			Parex Resources Inc (a)	339,667	5,258
Rhi Magnesita NV	58,791	3,461	Premier Oil PLC (a)	1,979,133	1,946
Healthcare - Products - 1.52%			Tamarack Valley Energy Ltd (a)	545,500	1,148
Carl Zeiss Meditec AG	67,530	5,759	TORC Oil & Gas Ltd	304,600	1,072
Elekta AB	347,197	4,000			$29,957
Sartorius Stedim Biotech	29,894	3,516	Packaging & Containers - 1.16%
		$13,275	DS Smith PLC	1,204,998	5,364
Healthcare - Services - 2.53%			RPC Group PLC	457,988	4,800
Evotec AG (a)	133,725	3,139			$10,164
ICON PLC (a)	38,003	5,320	Pharmaceuticals - 3.87%
Korian SA	87,395	3,269	Amplifon SpA	356,588	6,627
NMC Health PLC	99,908	3,581	Clinigen Group Plc	189,199	2,393
Orpea	58,379	6,879	Hikma Pharmaceuticals PLC	206,825	4,578
		$22,188	Nippon Shinyaku Co Ltd	79,200	5,047
Holding Companies - Diversified - 0.77%			Sawai Pharmaceutical Co Ltd	116,800	6,694
Seven Group Holdings Ltd	489,658	6,719	Ship Healthcare Holdings Inc	68,400	2,592
			Towa Pharmaceutical Co Ltd	31,100	2,459
Home Builders - 0.46%			Tsumura & Co	109,500	3,462
Open House Co Ltd	112,800	3,992			$33,852
Insurance - 2.10%			Private Equity - 1.26%
ASR Nederland NV	210,309	9,257	Intermediate Capital Group PLC	571,395	7,943
Direct Line Insurance Group PLC	1,117,094	5,281	Jafco Co Ltd	87,200	3,063
Phoenix Group Holdings PLC	156,798	1,454			$11,006
Swiss Life Holding AG (a)	5,477	2,384
		$18,376	Real Estate - 3.99%
			ADO Properties SA (b)	46,293	2,651
Internet - 1.63%			CA Immobilien Anlagen AG	89,075	3,012
LAC Co Ltd	141,400	2,004	Castellum AB	374,257	6,815
Scout24 AG (b)	112,842	5,946	Entra ASA (b)	130,326	1,827
Wix.com Ltd (a)	58,027	6,339	Hysan Development Co Ltd	961,000	5,075
		$14,289	LEG Immobilien AG	67,857	7,566
Lodging - 0.49%			Nexity SA	18,784	916
Melco International Development Ltd	1,775,000	4,332	TLG Immobilien AG	70,881	2,057
Machinery - Diversified - 3.72%			UOL Group Ltd	1,025,400	5,022
ATS Automation Tooling Systems Inc (a)	201,400	2,836			$34,941
Bucher Industries AG	16,690	5,163	REITs - 7.33%
Deutz AG	366,872	2,657	Allied Properties Real Estate Investment Trust	103,059	3,760
Ebara Corp	206,600	5,891	Canadian Apartment Properties REIT	80,900	3,089
Juki Corp	109,700	1,232	Covivio	60,950	6,171
Makino Milling Machine Co Ltd	101,800	4,112	Dream Global Real Estate Investment Trust	205,200	2,113
Sumitomo Heavy Industries Ltd	182,800	6,281	GPT Group/The	1,704,985	7,080
Toromont Industries Ltd	84,804	4,414	H&R Real Estate Investment Trust	228,200	3,938
		$32,586	ICADE	52,126	4,438
Media - 0.74%			Inmobiliaria Colonial Socimi SA	378,353	3,900
Nine Entertainment Co Holdings Ltd	3,887,620	4,708	Kenedix Office Investment Corp	861	5,746
Tokyo Broadcasting System Holdings Inc	91,400	1,757	Kenedix Residential Next Investment Corp	2,158	3,514
		$6,465	Mapletree Commercial Trust	5,034,958	6,585
Metal Fabrication & Hardware - 0.55%			Mapletree North Asia Commercial Trust	3,275,400	3,024
Aurubis AG	87,927	4,834	MCUBS MidCity Investment Corp	4,242	3,735
Mining - 3.79%			Merlin Properties Socimi SA	412,969	5,349
Alumina Ltd	2,714,390	4,900	Northview Apartment Real Estate Investment	83,800	1,767
Detour Gold Corp (a)	344,290	3,485	Trust
KAZ Minerals PLC	343,471	3,012			$64,209
Kirkland Lake Gold Ltd	209,601	7,664	Retail - 4.56%
Lundin Mining Corp	905,900	4,599	B&M European Value Retail SA	1,188,478	5,576
Northern Star Resources Ltd	1,010,501	6,622	JD Sports Fashion PLC	970,207	5,999
OceanaGold Corp	911,873	2,938	Komeri Co Ltd	92,100	2,324
		$33,220	K's Holdings Corp	560,200	5,163
Miscellaneous Manufacturers - 0.57%			Matsumotokiyoshi Holdings Co Ltd	159,300	5,455
Vesuvius PLC	624,002	5,022	Saizeriya Co Ltd	114,400	2,109
Office & Business Equipment - 0.72%			Sogo Medical Holdings Co Ltd	41,000	681
Konica Minolta Inc	648,600	6,308	Super Retail Group Ltd	456,228	2,397
			Sushiro Global Holdings Ltd	73,800	4,651

See accompanying notes.

Schedule of Investments
International Small Company Fund
February 28, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)			(a)	Non-income producing security
Retail (continued)				(b)	Security exempt from registration under Rule 144A of the Securities Act of
Tsuruha Holdings Inc	30,200	$2,681			1933. These securities may be resold in transactions exempt from registration,
Valora Holding AG (a)	10,904	2,919			normally to qualified institutional buyers. At the end of the period, the value of
		$39,955			these securities totaled $28,109 or 3.21% of net assets.
Software - 1.70%				(c)	Affiliated Security. Security is either an affiliate (and registered under the
Kinaxis Inc (a)	53,700	3,376			Investment Company Act of 1940) or an affiliate as defined by the Investment
Open Text Corp	139,200	5,276			Company Act of 1940 (controls 5.0% or more of the outstanding voting
TIS Inc	132,800	6,192			shares of the security). Please see affiliated sub-schedule for transactional
		$14,844			information.
Telecommunications - 1.63%				(d)	Current yield shown is as of period end.
Bezeq The Israeli Telecommunication Corp Ltd	3,413,258	2,992
Proximus SADP	196,192	5,178			Portfolio Summary (unaudited)
Spark New Zealand Ltd	2,390,189	6,068		Country			Percent
		$14,238		Japan			26.05%
Transportation - 3.86%				United Kingdom			13.04%
ComfortDelGro Corp Ltd	3,537,500	6,244		Canada			11.08%
Kamigumi Co Ltd	258,700	6,009		Germany			6.91%
National Express Group PLC	920,352	5,174		Australia			5.74%
Sankyu Inc	123,200	6,038		France			4.68%
Seino Holdings Co Ltd	346,400	4,901		United States			4.53%
TFI International Inc	176,200	5,429		Italy			4.12%
		$33,795		Israel			3.11%
TOTAL COMMON STOCKS		$850,788		Switzerland			2.74%
INVESTMENT COMPANIES - 3.75%	Shares Held Value (000's)			Singapore			2.37%
Money Market Funds - 3.75%				Netherlands			2.36%
Principal Government Money Market Fund	32,802,382	32,802		Ireland			2.29%
2.33%(c),(d)				Sweden			2.15%
TOTAL INVESTMENT COMPANIES		$32,802		Hong Kong			1.86%
Total Investments		$883,590		Denmark			1.42%
Other Assets and Liabilities - (0.89)%		(7,792)		Spain			1.28%
TOTAL NET ASSETS - 100.00%		$875,798		Austria			1.20%
				New Zealand			0.70%
				Norway			0.59%
				Belgium			0.59%
				Jordan			0.52%
				Portugal			0.48%
				Isle of Man			0.43%
				United Arab Emirates			0.41%
				Finland			0.24%
				Other Assets and Liabilities			(0.89)%
				TOTAL NET ASSETS			100.00%

Affiliated Securities	August 31, 2018				Purchases	Sales	February 28, 2019
	Value				Cost	Proceeds	Value
Principal Government Money Market Fund 2.33%		$13,053			$116,530	$96,781	$32,802
		$13,053			$116,530	$96,781	$32,802

		Realized Gain/Loss				Realized Gain from	Change in Unrealized
		Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.33%		$167	$	— $		— $	—
		$167	$	— $		— $	—
Amounts in thousands

See accompanying notes.

     Schedule of Investments Multi-Manager Equity Long/Short Fund February 28, 2019 (unaudited)

COMMON STOCKS - 84.85%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.10%			Banks (continued)
Dentsu Inc	800	$33	Comerica Inc	284	$25
Hakuhodo DY Holdings Inc	5,200	80	Commerzbank AG	125,587	1,035
Interpublic Group of Cos Inc/The (a)	6,005	138	Concordia Financial Group Ltd	3,900	16
Omnicom Group Inc	393	30	DNB ASA	41,550	796
		$281	Fifth Third Bancorp (a)	46,126	1,272
Aerospace & Defense - 4.90%			FinecoBank Banca Fineco SpA	1,415	18
Airbus SE	37,566	4,840	First Republic Bank/CA	286	30
Arconic Inc (a)	9,330	173	Goldman Sachs Group Inc/The (a)	6,918	1,361
Boeing Co/The	758	333	Gunma Bank Ltd/The	23,300	98
General Dynamics Corp (a)	7,013	1,194	Hachijuni Bank Ltd/The	24,500	102
IHI Corp	1,400	37	Hiroshima Bank Ltd/The	9,800	55
L3 Technologies Inc	1,384	293	Huntington Bancshares Inc/OH	1,810	26
Lockheed Martin Corp (a)	2,031	628	ING Groep NV	168,643	2,229
MTU Aero Engines AG	4,206	901	Iyo Bank Ltd/The	5,500	30
Northrop Grumman Corp	3,082	894	JPMorgan Chase & Co (a)	32,811	3,424
Raytheon Co (a)	5,495	1,025	KeyCorp	1,763	31
Safran SA	18,220	2,484	M&T Bank Corp	610	106
TransDigm Group Inc (b)	954	414	Mitsubishi UFJ Financial Group Inc (a)	72,500	376
		$13,216	Mizuho Financial Group Inc	132,600	208
Agriculture - 0.63%			Northern Trust Corp	379	35
Altria Group Inc (a)	20,967	1,099	PNC Financial Services Group Inc/The	2,600	328
Archer-Daniels-Midland Co (a)	8,143	346	Raiffeisen Bank International AG	13,513	344
Philip Morris International Inc (a)	3,020	263	Regions Financial Corp (a)	81,049	1,329
		$1,708	Resona Holdings Inc	35,400	160
Airlines - 0.50%			Shinsei Bank Ltd	6,600	91
American Airlines Group Inc (a)	797	28	State Street Corp (a)	7,327	527
ANA Holdings Inc	5,300	197	Sumitomo Mitsui Financial Group Inc (a)	14,800	526
Delta Air Lines Inc	1,176	58	Sumitomo Mitsui Trust Holdings Inc	3,300	125
Japan Airlines Co Ltd (a)	27,400	1,000	SunTrust Banks Inc (a)	39,251	2,547
Southwest Airlines Co	956	54	SVB Financial Group (b)	92	23
		$1,337	UniCredit SpA	139,288	1,892
			US Bancorp (a)	2,784	144
Apparel - 0.78%			Wells Fargo & Co (a)	7,920	395
Canada Goose Holdings Inc (b)	7,398	421	Western Alliance Bancorp (b)	2,184	101
Capri Holdings Ltd (b)	2,959	135	Yamaguchi Financial Group Inc	1,600	15
Hanesbrands Inc (a)	6,963	129	Zions Bancorp NA	325	17
Moncler SpA (a)	13,114	503			$22,743
PVH Corp	1,372	158
Ralph Lauren Corp	458	57	Beverages - 1.75%
Under Armour Inc - Class C (b)	3,826	77	Carlsberg A/S	2,663	323
VF Corp (a)	7,141	624	Coca-Cola Co/The (a)	37,968	1,721
		$2,104	Constellation Brands Inc (a)	9,160	1,550
			PepsiCo Inc (a)	9,750	1,127
Automobile Manufacturers - 0.47%					$4,721
Fiat Chrysler Automobiles NV	33,480	495
General Motors Co (a)	12,327	487	Biotechnology - 1.43%
Hino Motors Ltd	1,400	13	Amgen Inc (a)	5,908	1,123
Honda Motor Co Ltd	1,000	28	Biogen Inc (a),(b)	3,527	1,157
Mazda Motor Corp	9,700	114	Celgene Corp (a),(b)	12,859	1,069
Mitsubishi Motors Corp	6,600	37	Gilead Sciences Inc (a)	2,382	155
Subaru Corp	3,400	87	H Lundbeck A/S	7,733	353
		$1,261			$3,857
Automobile Parts & Equipment - 0.76%			Building Materials - 0.54%
Aisin Seiki Co Ltd	2,800	110	AGC Inc/Japan	1,300	45
Aptiv PLC	2,497	207	Fortune Brands Home & Security Inc (a)	2,731	129
BorgWarner Inc (a)	4,021	163	Johnson Controls International plc (a)	16,329	576
JTEKT Corp	6,000	75	LIXIL Group Corp	3,600	49
NHK Spring Co Ltd	13,700	128	Masco Corp (a)	5,853	220
Nokian Renkaat OYJ	19,576	693	Rinnai Corp	500	33
Rheinmetall AG	4,209	450	Rockwool International A/S	551	134
Stanley Electric Co Ltd	2,900	84	Taiheiyo Cement Corp	8,000	274
Toyota Boshoku Corp	7,600	126			$1,460
		$2,036	Chemicals - 1.45%
Banks - 8.44%			Asahi Kasei Corp	7,700	84
Bank of America Corp (a)	72,974	2,122	Celanese Corp	2,282	233
Bank of New York Mellon Corp/The	1,072	56	CF Industries Holdings Inc (a)	386	16
BB&T Corp	1,320	67	Daicel Corp	12,200	129
BPER Banca	21,536	91	DowDuPont Inc (a)	21,382	1,138
Citigroup Inc	4,095	262	Eastman Chemical Co	2,714	224
Citizens Financial Group Inc (a)	8,349	308	FMC Corp	232	21
			Kaneka Corp	900	35

See accompanying notes.

     Schedule of Investments Multi-Manager Equity Long/Short Fund February 28, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Chemicals (continued)			Distribution & Wholesale (continued)
Mitsubishi Chemical Holdings Corp	11,500	$85	Toyota Tsusho Corp	2,600	$83
Mitsubishi Gas Chemical Co Inc	15,900	243	WW Grainger Inc (a)	689	210
Mitsui Chemicals Inc	6,300	154			$1,837
Mosaic Co/The (a)	1,295	40	Diversified Financial Services - 2.23%
Nippon Shokubai Co Ltd	800	55	Affiliated Managers Group Inc (a)	1,017	111
Nitto Denko Corp	2,400	129	American Express Co	1,465	158
PPG Industries Inc	408	46	Ameriprise Financial Inc	245	32
Sherwin-Williams Co/The (a)	1,605	695	BlackRock Inc (a)	2,754	1,221
Sumitomo Chemical Co Ltd	17,900	89	Capital One Financial Corp	809	68
Teijin Ltd	7,900	133	Charles Schwab Corp/The	2,304	106
Tosoh Corp (a)	23,800	352	Credit Saison Co Ltd	4,300	62
		$3,901	Deutsche Boerse AG	6,355	802
Commercial Services - 2.18%			Discover Financial Services (a)	5,864	420
Automatic Data Processing Inc (a)	1,050	161	E*TRADE Financial Corp	429	21
Dai Nippon Printing Co Ltd	1,800	42	Franklin Resources Inc (a)	10,691	349
Ecolab Inc	497	84	Hitachi Capital Corp	700	17
Equifax Inc (a)	7,436	814	Intercontinental Exchange Inc	984	76
H&R Block Inc	356	8	Invesco Ltd (a)	9,667	187
Moody's Corp (a)	5,179	897	Mastercard Inc (a)	2,663	598
Nielsen Holdings PLC (a)	6,821	179	Mebuki Financial Group Inc	35,100	95
PayPal Holdings Inc (a),(b)	25,470	2,498	Mitsubishi UFJ Lease & Finance Co Ltd	5,200	26
Persol Holdings Co Ltd	6,100	105	Nasdaq Inc (a)	977	89
Quanta Services Inc	2,499	89	ORIX Corp	1,700	25
Robert Half International Inc (a)	2,698	184	Raymond James Financial Inc	244	20
S&P Global Inc (a)	3,900	781	Synchrony Financial (a)	7,720	252
Toppan Printing Co Ltd	1,300	21	T Rowe Price Group Inc (a)	5,693	572
		$5,863	Visa Inc (a)	3,805	564
Computers - 4.03%			Western Union Co/The (a)	8,494	152
Accenture PLC - Class A (a)	5,946	959			$6,023
Apple Inc (a)	17,549	3,039	Electric - 2.02%
Check Point Software Technologies Ltd (b)	5,398	660	A2A SpA (a)	158,010	280
Cognizant Technology Solutions Corp	997	71	AES Corp/VA	1,145	20
DXC Technology Co (a)	5,432	358	Chubu Electric Power Co Inc	14,300	225
Fujitsu Ltd	2,100	142	Dominion Energy Inc	1,133	84
Hewlett Packard Enterprise Co (a)	19,696	323	DTE Energy Co	315	39
HP Inc (a)	36,540	721	E.ON SE	35,709	393
International Business Machines Corp (a)	12,517	1,729	Edison International	564	34
Itochu Techno-Solutions Corp	10,300	243	Electric Power Development Co Ltd	1,500	37
Logitech International SA	23,859	895	Enel SpA (a)	185,643	1,123
NetApp Inc (a)	3,512	229	Evergy Inc	458	25
Nomura Research Institute Ltd	2,800	114	Eversource Energy	548	38
NTT Data Corp	6,200	68	Exelon Corp (a)	16,756	814
Obic Co Ltd	400	38	FirstEnergy Corp (a)	765	31
Otsuka Corp	7,500	270	Hera SpA (a)	38,647	129
Perspecta Inc (a)	31,179	658	Kansai Electric Power Co Inc/The	4,600	69
SCSK Corp	2,500	109	NextEra Energy Inc	827	155
Seagate Technology PLC (a)	5,105	238	NRG Energy Inc (a)	6,933	289
		$10,864	Orsted A/S (c)	10,917	793
Consumer Products - 0.21%			Terna Rete Elettrica Nazionale SpA	22,224	138
Avery Dennison Corp (a)	1,941	210	Tohoku Electric Power Co Inc	10,800	142
Church & Dwight Co Inc (a)	5,227	344	Tokyo Electric Power Co Holdings Inc (b)	91,900	573
		$554			$5,431
Cosmetics & Personal Care - 1.00%			Electrical Components & Equipment - 0.08%
Colgate-Palmolive Co (a)	1,489	98	AMETEK Inc	393	31
Essity AB	24,815	692	Brother Industries Ltd	4,600	84
Kose Corp	2,100	341	Emerson Electric Co (a)	1,065	73
Lion Corp	8,000	164	Mabuchi Motor Co Ltd	700	24
Pola Orbis Holdings Inc	9,300	262			$212
Procter & Gamble Co/The (a)	11,473	1,131	Electronics - 2.36%
		$2,688	Allegion PLC	164	15
Distribution & Wholesale - 0.68%			Alps Alpine Co Ltd	4,200	83
Canon Marketing Japan Inc	1,800	34	Amphenol Corp	1,772	166
ITOCHU Corp (a)	6,900	124	Corning Inc (a)	1,405	49
KAR Auction Services Inc	6,436	303	FLIR Systems Inc	236	12
Marubeni Corp	43,200	309	Fortive Corp (a)	6,260	511
Mitsubishi Corp	3,200	90	Garmin Ltd (a)	4,260	358
Mitsui & Co Ltd	11,600	183	Hitachi High-Technologies Corp	1,900	73
Sojitz Corp	83,300	307	Honeywell International Inc (a)	29,150	4,491
Sumitomo Corp	13,500	194	Ibiden Co Ltd	3,500	50

See accompanying notes.

     Schedule of Investments Multi-Manager Equity Long/Short Fund February 28, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Electronics (continued)			Healthcare - Products (continued)
Keysight Technologies Inc (b)	325	$27	Shimadzu Corp	2,100	$52
Nippon Electric Glass Co Ltd	500	13			$13,824
TE Connectivity Ltd (a)	6,190	508	Healthcare - Services - 1.54%
		$6,356	HCA Healthcare Inc (a)	6,061	843
Engineering & Construction - 0.67%			Humana Inc (a)	601	171
Fluor Corp	1,993	75	Laboratory Corp of America Holdings (a),(b)	2,265	336
Kajima Corp (a)	31,500	467	Quest Diagnostics Inc (a)	2,646	229
Obayashi Corp (a)	45,400	443	UnitedHealth Group Inc (a)	6,653	1,611
Shimizu Corp	20,600	181	Universal Health Services Inc (a)	6,828	948
Taisei Corp (a)	13,500	638	WellCare Health Plans Inc (a),(b)	87	22
		$1,804			$4,160
Entertainment - 0.14%			Home Builders - 0.19%
Genting Singapore Ltd	139,600	105	Haseko Corp (a)	31,900	400
Sankyo Co Ltd	1,500	55	Lennar Corp - A Shares	561	27
Sega Sammy Holdings Inc	19,600	229	Sekisui Chemical Co Ltd	4,600	72
		$389			$499
Environmental Control - 0.23%			Home Furnishings - 0.27%
Pentair PLC (a)	1,274	54	Hoshizaki Corp	1,800	122
Republic Services Inc (a)	6,315	496	Leggett & Platt Inc	2,353	107
Waste Management Inc (a)	733	74	Sony Corp	6,400	307
		$624	Whirlpool Corp (a)	1,268	180
Food - 2.14%					$716
Ajinomoto Co Inc	3,700	56	Housewares - 0.05%
Campbell Soup Co	1,189	43	Newell Brands Inc (a)	7,562	123
Ezaki Glico Co Ltd	300	15	Insurance - 3.48%
General Mills Inc (a)	47,043	2,217	Aflac Inc	1,305	64
Hershey Co/The	2,472	274	Allianz SE	3,605	803
Hormel Foods Corp	923	40	Allstate Corp/The	573	54
Koninklijke Ahold Delhaize NV	27,236	702	American International Group Inc	1,143	49
Kraft Heinz Co/The (a)	18,072	600	Aon PLC	2,810	482
Kroger Co/The (a)	17,491	513	Assicurazioni Generali SpA (a)	69,453	1,237
McCormick & Co Inc/MD	2,364	321	Assurant Inc	108	11
NH Foods Ltd	800	29	Berkshire Hathaway Inc - Class B (a),(b)	19,706	3,967
Sysco Corp (a)	11,621	785	Dai-ichi Life Holdings Inc	15,300	233
Toyo Suisan Kaisha Ltd	3,900	145	Hartford Financial Services Group Inc/The (a)	621	31
Tyson Foods Inc (a)	631	39	Japan Post Holdings Co Ltd	15,100	184
		$5,779	Lincoln National Corp	4,048	253
Food Service - 0.03%			Loews Corp (a)	539	26
Autogrill SpA (a)	8,988	77	Marsh & McLennan Cos Inc (a)	9,723	904
Forest Products & Paper - 0.19%			MS&AD Insurance Group Holdings Inc	3,100	93
International Paper Co (a)	9,579	439	Poste Italiane SpA (c)	5,684	51
Oji Holdings Corp	14,300	85	Progressive Corp/The (a)	7,426	541
		$524	Prudential Financial Inc	711	68
Gas - 0.26%			Sompo Holdings Inc	600	23
Italgas SpA	24,549	149	Torchmark Corp	65	5
Osaka Gas Co Ltd	8,500	174	Travelers Cos Inc/The	456	61
Snam SpA	11,059	55	Unipol Gruppo SpA	24,751	113
Tokyo Gas Co Ltd	11,300	311	UnipolSai Assicurazioni SpA	15,590	39
		$689	Unum Group (a)	2,265	85
Hand & Machine Tools - 0.26%					$9,377
Fuji Electric Co Ltd	4,500	142	Internet - 1.36%
Snap-on Inc (a)	1,277	204	Alphabet Inc - A Shares (a),(b)	475	535
Stanley Black & Decker Inc	2,716	360	Amazon.com Inc (b)	443	726
		$706	Booking Holdings Inc (a),(b)	493	837
Healthcare - Products - 5.13%			eBay Inc (a)	18,594	691
Abbott Laboratories (a)	40,815	3,169	F5 Networks Inc (a),(b)	104	18
Becton Dickinson and Co	15,191	3,779	Facebook Inc (b)	4,933	796
Boston Scientific Corp (a),(b)	48,649	1,952	VeriSign Inc (a),(b)	288	51
Coloplast A/S	335	33			$3,654
Cooper Cos Inc/The	85	24	Investment Companies - 0.58%
Danaher Corp	11,998	1,524	Investor AB	34,790	1,553
DiaSorin SpA (a)	1,209	118	Iron & Steel - 0.32%
GN Store Nord A/S	8,726	420	JFE Holdings Inc (a)	21,000	367
Henry Schein Inc (b)	2,697	160	Kobe Steel Ltd	13,700	108
Koninklijke Philips NV	56,426	2,245	Nippon Steel & Sumitomo Metal Corp	700	13
Medtronic PLC (a)	2,317	210	Nucor Corp (a)	6,061	367
Olympus Corp	3,100	138			$855

See accompanying notes.

     Schedule of Investments Multi-Manager Equity Long/Short Fund February 28, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Leisure Products & Services - 0.36%			Oil & Gas Services - 0.45%
Carnival Corp (a)	13,209	$763	Halliburton Co (a)	5,768	$177
Norwegian Cruise Line Holdings Ltd (b)	3,825	212	National Oilwell Varco Inc (a)	7,138	201
		$975	Schlumberger Ltd (a)	18,783	827
Lodging - 0.23%					$1,205
Choice Hotels International Inc (a)	7,879	629	Packaging & Containers - 0.26%
Machinery - Construction & Mining - 1.32%			Ball Corp (a)	5,986	328
Caterpillar Inc (a)	8,499	1,167	Packaging Corp of America (a)	1,815	173
Hitachi Construction Machinery Co Ltd	500	12	Sealed Air Corp (a)	2,780	121
Hitachi Ltd (a)	11,200	337	Toyo Seikan Group Holdings Ltd	3,100	66
Mitsubishi Heavy Industries Ltd	800	33			$688
Sandvik AB	123,166	2,019	Pharmaceuticals - 5.21%
		$3,568	AbbVie Inc (a)	11,677	925
Machinery - Diversified - 1.03%			Alfresa Holdings Corp	9,000	261
Amada Holdings Co Ltd	8,600	90	AmerisourceBergen Corp	365	30
Cummins Inc (a)	3,100	478	Astellas Pharma Inc	32,000	496
Dover Corp (a)	3,255	295	Bayer AG	9,986	798
Flowserve Corp	2,326	103	Bristol-Myers Squibb Co (a)	30,027	1,551
Hexagon AB	9,852	518	Cardinal Health Inc (a)	5,792	315
Rockwell Automation Inc	1,914	342	CVS Health Corp	5,103	295
Sumitomo Heavy Industries Ltd	5,400	185	Eisai Co Ltd	1,000	83
THK Co Ltd	5,900	146	Elanco Animal Health Inc (b)	6,744	204
Valmet OYJ	25,117	625	Eli Lilly & Co (a)	11,187	1,413
		$2,782	Johnson & Johnson (a)	7,857	1,074
Media - 0.87%			Kobayashi Pharmaceutical Co Ltd	400	32
Discovery Inc - A Shares (a),(b)	12,610	364	Medipal Holdings Corp	9,900	231
DISH Network Corp (a),(b)	6,650	216	Merck & Co Inc (a)	16,981	1,380
News Corp - A Shares (a)	12,767	166	Mitsubishi Tanabe Pharma Corp (a)	9,100	131
Tokyo Broadcasting System Holdings Inc	6,400	123	Mylan NV (b)	892	24
Twenty-First Century Fox Inc - A Shares	2,469	125	Nektar Therapeutics (a),(b)	3,293	133
Viacom Inc - B Shares	696	20	Nippon Shinyaku Co Ltd	1,100	70
Walt Disney Co/The (a)	2,577	291	Novo Nordisk A/S	26,764	1,312
World Wrestling Entertainment Inc (a)	12,505	1,047	Pfizer Inc (a)	28,606	1,240
		$2,352	Roche Holding AG	5,257	1,459
Metal Fabrication & Hardware - 0.33%			Shionogi & Co Ltd	2,300	147
Maruichi Steel Tube Ltd	600	18	Sumitomo Dainippon Pharma Co Ltd (a)	10,500	260
NSK Ltd	1,400	13	Suzuken Co Ltd/Aichi Japan	2,700	148
SKF AB	51,067	858	Taisho Pharmaceutical Holdings Co Ltd	400	41
		$889			$14,053
Miscellaneous Manufacturers - 0.97%			Pipelines - 0.15%
3M Co (a)	2,783	577	Kinder Morgan Inc/DE (a)	21,374	410
AO Smith Corp (a)	3,140	163	Real Estate - 0.11%
Eaton Corp PLC (a)	8,368	667	CBRE Group Inc (a),(b)	6,074	302
FUJIFILM Holdings Corp	1,600	72	REITs - 0.54%
Illinois Tool Works Inc (a)	2,962	427	Alexandria Real Estate Equities Inc	190	26
Ingersoll-Rand PLC (a)	4,743	501	Apartment Investment & Management Co	249	12
Nikon Corp	12,300	186	AvalonBay Communities Inc (a)	239	47
Textron Inc (a)	407	22	Duke Realty Corp	5,990	177
		$2,615	Equity Residential (a)	652	48
Office & Business Equipment - 0.05%			Prologis Inc	1,089	76
Xerox Corp (a)	4,734	146	Realty Income Corp (a)	5,698	394
Oil & Gas - 4.44%			Simon Property Group Inc	535	97
Chevron Corp (a)	13,546	1,620	UDR Inc	476	21
ConocoPhillips (a)	23,754	1,612	Ventas Inc	654	41
Devon Energy Corp (a)	9,944	293	Welltower Inc (a)	6,776	504
Eni SpA (a)	158,642	2,736			$1,443
Exxon Mobil Corp (a)	18,021	1,424	Retail - 5.00%
Hess Corp (a)	548	32	Advance Auto Parts Inc (a)	126	20
HollyFrontier Corp (a)	3,886	199	AutoZone Inc (a),(b)	422	396
Idemitsu Kosan Co Ltd (a)	9,900	351	Best Buy Co Inc	984	68
Inpex Corp	64,400	625	BJ's Wholesale Club Holdings Inc (b)	91,160	2,308
JXTG Holdings Inc (a)	133,700	625	CarMax Inc (a),(b)	12,958	805
Marathon Oil Corp (a)	14,476	240	Citizen Watch Co Ltd	12,800	73
Occidental Petroleum Corp (a)	14,434	955	Costco Wholesale Corp	668	146
Phillips 66 (a)	10,899	1,050	Dollar General Corp	3,025	358
Pioneer Natural Resources Co	1,120	158	Genuine Parts Co (a)	3,225	351
Valero Energy Corp (a)	721	59	Home Depot Inc/The (a)	2,092	387
		$11,979	Izumi Co Ltd	700	32
			Kohl's Corp (a)	863	58

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
February 28, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Retail (continued)			Toys, Games & Hobbies - 0.20%
Macy's Inc	893	$22	Bandai Namco Holdings Inc (a)	10,600	$451
Matsumotokiyoshi Holdings Co Ltd	9,100	312	Hasbro Inc	218	19
McDonald's Corp (a)	14,478	2,662	Mattel Inc (b)	5,188	75
Nordstrom Inc	292	14			$545
O'Reilly Automotive Inc (b)	137	51	Transportation - 1.66%
Pandora A/S	3,334	175	CH Robinson Worldwide Inc	238	22
Ryohin Keikaku Co Ltd	100	24	ComfortDelGro Corp Ltd	37,100	66
Shimamura Co Ltd	700	59	CSX Corp (a)	13,057	949
Starbucks Corp	2,149	151	DSV A/S	1,602	133
Sugi Holdings Co Ltd	1,800	78	East Japan Railway Co	1,100	105
Sundrug Co Ltd	3,200	98	Expeditors International of Washington Inc (a)	312	23
Takashimaya Co Ltd	1,000	13	Hankyu Hanshin Holdings Inc	300	11
Tapestry Inc (a)	5,238	183	Kamigumi Co Ltd	6,900	160
Target Corp	100	7	Kansas City Southern (a)	8,620	937
TJX Cos Inc/The (a)	21,506	1,103	Kyushu Railway Co	4,900	168
Tractor Supply Co (a)	2,357	225	Mitsui OSK Lines Ltd	500	12
Walgreens Boots Alliance Inc (a)	17,358	1,236	Nippon Express Co Ltd (a)	4,900	290
Walmart Inc (a)	15,026	1,487	Norfolk Southern Corp (a)	464	83
Yum! Brands Inc (a)	6,175	584	Old Dominion Freight Line Inc (a)	8,194	1,235
		$13,486	SG Holdings Co Ltd	3,100	91
Savings & Loans - 0.05%			Union Pacific Corp	693	116
People's United Financial Inc (a)	6,826	121	West Japan Railway Co	900	68
Semiconductors - 3.76%					$4,469
Analog Devices Inc (a)	9,431	1,009	TOTAL COMMON STOCKS		$228,702
Applied Materials Inc (a)	18,632	714	INVESTMENT COMPANIES - 17.34%	Shares Held Value (000's)
ASML Holding NV	3,605	660	Money Market Funds - 17.34%
Infineon Technologies AG	66,789	1,468	BlackRock Liquidity Funds FedFund Portfolio	1,705	2
Intel Corp (a)	12,848	680	2.3%(a),(d)
KLA-Tencor Corp (a)	2,955	341	First American Government Obligations Fund	422,888	423
Lam Research Corp (a)	2,841	500	2.28%(d),(e)
Microchip Technology Inc	4,649	404	Principal Government Money Market Fund	32,786,303	32,786
Micron Technology Inc (a),(b)	28,098	1,149	2.33%(d),(f)
Qorvo Inc (b)	221	16	Wells Fargo Advantage Government Money	13,537,865	13,538
Renesas Electronics Corp (b)	25,900	152	Market Fund 2.27%(d),(e)
Skyworks Solutions Inc	3,119	255			$46,749
STMicroelectronics NV	92,363	1,512	TOTAL INVESTMENT COMPANIES		$46,749
SUMCO Corp	1,600	20	PREFERRED STOCKS - 0.62%	Shares Held Value (000's)
Texas Instruments Inc (a)	10,281	1,087	Automobile Manufacturers - 0.62%
Xilinx Inc	1,430	179	Volkswagen AG 4.86%	9,684	$1,661
		$10,146	TOTAL PREFERRED STOCKS		$1,661
Shipbuilding - 0.09%			U.S. GOVERNMENT & GOVERNMENT	Principal
Huntington Ingalls Industries Inc	830	174	AGENCY OBLIGATIONS - 4.44%	Amount (000's) Value (000's)
Yangzijiang Shipbuilding Holdings Ltd	75,100	79	U.S. Treasury Bill - 4.44%
		$253	2.42%, 04/25/2019(a),(g)	$12,000	$11,956
Software - 1.94%			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
Activision Blizzard Inc (a)	13,518	570	OBLIGATIONS		$11,956
GungHo Online Entertainment Inc	35,900	104	Total Investments		$289,068
Jack Henry & Associates Inc	134	18	Other Assets and Liabilities - (7.25)%		(19,543)
Microsoft Corp	11,612	1,301	TOTAL NET ASSETS - 100.00%		$269,525
Mixi Inc	3,700	90
Oracle Corp Japan	2,600	194
SAP SE	20,949	2,242	(a)	Security or a portion of the security was pledged as collateral for short sales.
Square Enix Holdings Co Ltd (a)	12,000	353	At the end of the period, the value of these securities totaled $97,747 or
Temenos AG (b)	2,447	354	36.27% of net assets.
		$5,226	(b) Non-income producing security
			(c)	Security exempt from registration under Rule 144A of the Securities Act of
Telecommunications - 2.45%			1933. These securities may be resold in transactions exempt from registration,
Arista Networks Inc (b)	136	39	normally to qualified institutional buyers. At the end of the period, the value of
AT&T Inc (a)	29,305	912	these securities totaled $844 or 0.31% of net assets.
CenturyLink Inc (a)	20,864	275	(d) Current yield shown is as of period end.
Cisco Systems Inc (a)	23,803	1,232	(e)	Security or a portion of the security was pledged to cover margin requirements
Hikari Tsushin Inc	300	54	for swap and/or swaption contracts. At the end of the period, the value of these
Juniper Networks Inc	5,678	154	securities totaled $13,961 or 5.18% of net assets.
Koninklijke KPN NV	213,649	658	(f)	Affiliated Security. Security is either an affiliate (and registered under the
LogMeIn Inc (a)	13,331	1,059	Investment Company Act of 1940) or an affiliate as defined by the Investment
Motorola Solutions Inc (a)	3,156	452	Company Act of 1940 (controls 5.0% or more of the outstanding voting
Nippon Telegraph & Telephone Corp	13,700	592	shares of the security). Please see affiliated sub-schedule for transactional
Telecom Italia SpA/Milano (b)	97,683	59	information.
Verizon Communications Inc (a)	19,811	1,128	(g)	Rate shown is the discount rate of the original purchase.
		$6,614

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
February 28, 2019 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	21.22%
Investment Companies	17.34%
Financial	15.43%
Industrial	14.70%
Consumer, Cyclical	10.28%
Technology	9.78%
Energy	5.04%
Communications	4.78%
Government	4.44%
Utilities	2.28%
Basic Materials	1.96%
Investments Sold Short	(41.77)%
Other Assets and Liabilities	34.52%
TOTAL NET ASSETS	100.00%

Affiliated Securities	August 31, 2018	Purchases		Sales	February 28, 2019
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.33%	$75,765		$156,566	$199,545	$32,786
	$75,765		$156,566	$199,545	$32,786

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.33%	$519 $	— $		— $	—
	$519 $	— $		— $	—

Amounts in thousands

Futures Contracts

Description and Expiration Date		Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
AEX Index; March 2019		Long	5	$615		$			9
AEX Index; March 2019		Short	15	1,846					(28)
CAC40 Index; March 2019		Short	77	4,588					(139)
CAC40 Index; March 2019		Long	21	1,251					43
DAX Index; March 2019		Long	4	1,310					83
DAX Index; March 2019		Short	9	2,948					(177)
DJ Euro Stoxx 50; March 2019		Short	386	14,480					(1,160)
FTSE/MIB Index; March 2019		Long	1	117					11
FTSE/MIB Index; March 2019		Short	15	1,762					(89)
FTSE100 Index; March 2019		Long	21	1,971					71
FTSE100 Index; March 2019		Short	39	3,660					(162)
Hang Seng Index; March 2019		Long	1	183					(1)
IBEX 35 Index; March 2019		Long	3	317					10
Japan Topix Index; March 2019		Long	20	2,882					96
MSCI Singapore Index; March 2019		Short	1	27					—
OMXS30 Index; March 2019		Short	96	1,634					(26)
OMXS30 Index; March 2019		Long	27	460					8
S&P 500 Emini; March 2019		Long	153	21,303					1,461
S&P/TSX 60 Index; March 2019		Long	9	1,303					98
SPI 200 Index; March 2019		Long	9	981					94
Total						$			202

Amounts in thousands except contracts.

Foreign Currency Contracts

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date	Currency to Accept					Currency to Deliver	Asset	Liability
Bank of New York Mellon	05/15/2019		$453		EUR		382	$16	$—
Citigroup Inc	03/20/2019		$251		AUD		349	3	—
Citigroup Inc	03/20/2019	AUD	486				$353	—	(8)
Citigroup Inc	03/20/2019	AUD	24				$17	—	—
Citigroup Inc	03/20/2019	GBP	692				$890	29	—
Citigroup Inc	03/20/2019		$67		GBP		51	—	—
Citigroup Inc	03/20/2019		$442		GBP		339	—	(8)
Citigroup Inc	03/20/2019		$70		CAD		92	—	—
Citigroup Inc	03/20/2019		$190		CAD		252	—	(1)
Citigroup Inc	03/20/2019	CAD	57				$43	—	—
Citigroup Inc	03/20/2019	CAD	614				$463	4	—
Citigroup Inc	03/20/2019		$135		DKK		888	—	(1)

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
February 28, 2019 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver	Asset	Liability
Citigroup Inc	03/20/2019		$340	DKK	2,206	$3	$—
Citigroup Inc	03/20/2019	DKK	658 $		101	—	—
Citigroup Inc	03/20/2019	DKK	2,435 $		377	—	(5)
Citigroup Inc	03/20/2019		$1,056	EUR	921	7	—
Citigroup Inc	03/20/2019	EUR	1,556 $		1,784	—	(12)
Citigroup Inc	03/20/2019	EUR	307 $		348	1	—
Citigroup Inc	03/20/2019		$635	EUR	559	—	(1)
Citigroup Inc	03/20/2019	HKD	1,480 $		190	—	(1)
Citigroup Inc	03/20/2019		$151	HKD	1,185	—	—
Citigroup Inc	03/20/2019		$1	ILS	3	—	—
Citigroup Inc	03/20/2019		$24	ILS	87	—	—
Citigroup Inc	03/20/2019	ILS	107 $		29	1	—
Citigroup Inc	03/20/2019	JPY	156,560 $		1,398	9	—
Citigroup Inc	03/20/2019		$1,312	JPY	144,346	15	—
Citigroup Inc	03/20/2019	JPY	73,944 $		681	—	(17)
Citigroup Inc	03/20/2019		$448	JPY	50,440	—	(5)
Citigroup Inc	03/20/2019	NZD	7 $		5	—	—
Citigroup Inc	03/20/2019	NZD	10 $		7	—	—
Citigroup Inc	03/20/2019		$6	NZD	9	—	—
Citigroup Inc	03/20/2019	NOK	52 $		6	—	—
Citigroup Inc	03/20/2019	NOK	292 $		34	—	—
Citigroup Inc	03/20/2019		$8	NOK	64	—	—
Citigroup Inc	03/20/2019		$14	NOK	121	—	—
Citigroup Inc	03/20/2019		$54	SGD	73	—	—
Citigroup Inc	03/20/2019	SGD	3 $		2	—	—
Citigroup Inc	03/20/2019		$33	SGD	44	—	—
Citigroup Inc	03/20/2019	SGD	151 $		111	1	—
Citigroup Inc	03/20/2019	SEK	1,324 $		148	—	(4)
Citigroup Inc	03/20/2019		$22	SEK	204	—	—
Citigroup Inc	03/20/2019		$53	SEK	498	—	(1)
Citigroup Inc	03/20/2019		$163	CHF	162	—	—
Citigroup Inc	03/20/2019	CHF	445 $		451	—	(5)
Citigroup Inc	03/20/2019	CHF	9 $		9	—	—
Citigroup Inc	03/20/2019		$76	CHF	76	—	—
Citigroup Inc	06/19/2019	AUD	405 $		290	—	(2)
Citigroup Inc	06/19/2019	GBP	380 $		498	8	—
Citigroup Inc	06/19/2019	GBP	63 $		84	—	—
Citigroup Inc	06/19/2019	CAD	359 $		272	1	—
Citigroup Inc	06/19/2019	CAD	51 $		39	—	—
Citigroup Inc	06/19/2019	DKK	718 $		110	—	—
Citigroup Inc	06/19/2019		$155	DKK	1,010	—	(1)
Citigroup Inc	06/19/2019		$108	EUR	94	—	—
Citigroup Inc	06/19/2019	EUR	232 $		267	—	—
Citigroup Inc	06/19/2019	EUR	758 $		868	2	—
Citigroup Inc	06/19/2019		$324	EUR	283	—	(1)
Citigroup Inc	06/19/2019	HKD	1,473 $		188	—	—
Citigroup Inc	06/19/2019	ILS	109 $		30	—	—
Citigroup Inc	06/19/2019	JPY	133,941 $		1,221	—	(9)
Citigroup Inc	06/19/2019		$95	JPY	10,383	1	—
Citigroup Inc	06/19/2019	NZD	11 $		8	—	—
Citigroup Inc	06/19/2019	NOK	51 $		6	—	—
Citigroup Inc	06/19/2019	NOK	152 $		18	—	—
Citigroup Inc	06/19/2019	SGD	46 $		34	—	—
Citigroup Inc	06/19/2019	SGD	92 $		68	—	—
Citigroup Inc	06/19/2019	SEK	156 $		17	—	—
Citigroup Inc	06/19/2019	SEK	622 $		67	1	—
Citigroup Inc	06/19/2019	CHF	223 $		226	—	—
Citigroup Inc	06/19/2019	CHF	47 $		48	—	—
JPMorgan Chase	03/20/2019	AUD	35 $		25	—	—
JPMorgan Chase	03/20/2019	AUD	730 $		531	—	(13)
JPMorgan Chase	03/20/2019		$375	AUD	523	4	—
JPMorgan Chase	03/20/2019	GBP	1,039 $		1,335	44	—
JPMorgan Chase	03/20/2019		$101	GBP	76	—	—
JPMorgan Chase	03/20/2019		$663	GBP	508	—	(12)
JPMorgan Chase	03/20/2019	CAD	86 $		65	—	—
JPMorgan Chase	03/20/2019	CAD	922 $		695	6	—
JPMorgan Chase	03/20/2019		$286	CAD	378	—	(1)
JPMorgan Chase	03/20/2019		$105	CAD	137	—	—

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
February 28, 2019 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver		Asset	Liability
JPMorgan Chase	03/20/2019	DKK	3,653 $		565	$	— $	(7)
JPMorgan Chase	03/20/2019		$509	DKK	3,309		4	—
JPMorgan Chase	03/20/2019		$202	DKK	1,331		—	(1)
JPMorgan Chase	03/20/2019	DKK	988 $		151		—	—
JPMorgan Chase	03/20/2019		$1,585	EUR	1,382		11	—
JPMorgan Chase	03/20/2019	EUR	2,334 $		2,676		—	(18)
JPMorgan Chase	03/20/2019	EUR	460 $		522		2	—
JPMorgan Chase	03/20/2019		$952	EUR	838		—	(2)
JPMorgan Chase	03/20/2019	HKD	2,220 $		285		—	(2)
JPMorgan Chase	03/20/2019		$227	HKD	1,778		—	—
JPMorgan Chase	03/20/2019		$1	ILS	4		—	—
JPMorgan Chase	03/20/2019		$36	ILS	131		—	—
JPMorgan Chase	03/20/2019	ILS	161 $		43		1	—
JPMorgan Chase	03/20/2019	JPY	110,915 $		1,021		—	(25)
JPMorgan Chase	03/20/2019	JPY	234,840 $		2,096		14	—
JPMorgan Chase	03/20/2019		$1,967	JPY	216,519		22	—
JPMorgan Chase	03/20/2019		$672	JPY	75,660		—	(8)
JPMorgan Chase	03/20/2019	NZD	10 $		7		—	—
JPMorgan Chase	03/20/2019	NZD	15 $		10		—	—
JPMorgan Chase	03/20/2019		$9	NZD	14		—	—
JPMorgan Chase	03/20/2019		$21	NOK	182		—	—
JPMorgan Chase	03/20/2019		$11	NOK	96		—	—
JPMorgan Chase	03/20/2019	NOK	439 $		51		—	—
JPMorgan Chase	03/20/2019	NOK	78 $		9		—	—
JPMorgan Chase	03/20/2019		$49	SGD	66		—	—
JPMorgan Chase	03/20/2019	SGD	227 $		166		2	—
JPMorgan Chase	03/20/2019		$81	SGD	110		—	—
JPMorgan Chase	03/20/2019	SGD	4 $		3		—	—
JPMorgan Chase	03/20/2019		$33	SEK	306		—	—
JPMorgan Chase	03/20/2019	SEK	1,986 $		222		—	(7)
JPMorgan Chase	03/20/2019		$80	SEK	747		—	(1)
JPMorgan Chase	03/20/2019	CHF	14 $		14		—	—
JPMorgan Chase	03/20/2019		$243	CHF	243		—	(1)
JPMorgan Chase	03/20/2019		$115	CHF	113		1	—
JPMorgan Chase	03/20/2019	CHF	667 $		678		—	(8)
JPMorgan Chase	06/19/2019	AUD	405 $		290		—	(2)
JPMorgan Chase	06/19/2019	GBP	63 $		84		—	—
JPMorgan Chase	06/19/2019	GBP	380 $		498		8	—
JPMorgan Chase	06/19/2019	CAD	51 $		39		—	—
JPMorgan Chase	06/19/2019	CAD	359 $		272		1	—
JPMorgan Chase	06/19/2019	DKK	718 $		110		—	—
JPMorgan Chase	06/19/2019		$154	DKK	1,010		—	(1)
JPMorgan Chase	06/19/2019		$108	EUR	94		—	—
JPMorgan Chase	06/19/2019	EUR	232 $		267		—	—
JPMorgan Chase	06/19/2019	EUR	758 $		868		2	—
JPMorgan Chase	06/19/2019		$324	EUR	283		—	(1)
JPMorgan Chase	06/19/2019	HKD	1,473 $		188		—	—
JPMorgan Chase	06/19/2019	ILS	109 $		30		—	—
JPMorgan Chase	06/19/2019		$95	JPY	10,383		1	—
JPMorgan Chase	06/19/2019	JPY	133,941 $		1,221		—	(9)
JPMorgan Chase	06/19/2019	NZD	11 $		8		—	—
JPMorgan Chase	06/19/2019	NOK	51 $		6		—	—
JPMorgan Chase	06/19/2019	NOK	152 $		18		—	—
JPMorgan Chase	06/19/2019	SGD	46 $		34		—	—
JPMorgan Chase	06/19/2019	SGD	92 $		68		—	—
JPMorgan Chase	06/19/2019	SEK	156 $		17		—	—
JPMorgan Chase	06/19/2019	SEK	622 $		67		1	—
JPMorgan Chase	06/19/2019	CHF	223 $		225		1	—
JPMorgan Chase	06/19/2019	CHF	47 $		48		—	—
Morgan Stanley & Co	03/20/2019		$752	EUR	664		—	(4)
Morgan Stanley & Co	03/20/2019	EUR	107 $		122		—	—
Morgan Stanley & Co	03/20/2019		$7,270	EUR	6,366		20	—
Morgan Stanley & Co	03/20/2019	EUR	481 $		551		—	(3)
Morgan Stanley & Co	05/15/2019		$310	GBP	230		4	—
Morgan Stanley & Co	05/15/2019		$1,528	GBP	1,178		—	(40)
Morgan Stanley & Co	05/15/2019	GBP	1,053 $		1,362		40	—
Morgan Stanley & Co	05/15/2019	GBP	132 $		176		—	—
Morgan Stanley & Co	05/15/2019		$1,325	DKK	8,665		—	(5)

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
February 28, 2019 (unaudited)

Foreign Currency Contracts (continued)

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver					Asset		Liability
Morgan Stanley & Co		05/15/2019		$4,439		DKK	27,668			$191		$—
Morgan Stanley & Co		05/15/2019	DKK	27,668			$4,381			—		(133)
Morgan Stanley & Co		05/15/2019	EUR	62,618			$74,262			—		(2,608)
Morgan Stanley & Co		05/15/2019		$103,716		EUR	86,292			4,971		—
Morgan Stanley & Co		05/15/2019		$7,094		EUR	6,210			—		(12)
Morgan Stanley & Co		05/15/2019	EUR	6,039			$6,878			32		—
Morgan Stanley & Co		05/15/2019		$6,586		NOK	52,260			457		—
Morgan Stanley & Co		05/15/2019	NOK	52,260			$6,511			—		(382)
Morgan Stanley & Co		05/15/2019		$792		NOK	6,814			—		(7)
Morgan Stanley & Co		05/15/2019	SEK	199,099			$22,739			—		(1,047)
Morgan Stanley & Co		05/15/2019		$25,693		SEK	221,548			1,555		—
Morgan Stanley & Co		05/15/2019		$3,477		SEK	31,988			—		(8)
Morgan Stanley & Co		05/15/2019	SEK	467			$50			1		—
Morgan Stanley & Co		05/15/2019		$1,250		CHF	1,246			—		(8)
Morgan Stanley & Co		05/15/2019	CHF	24,876			$25,841			—		(730)
Morgan Stanley & Co		05/15/2019		$31,061		CHF	29,881			898		—
Morgan Stanley & Co		05/15/2019	CHF	3,544			$3,568			9		—
Total										$8,405		$(5,188)
Amounts in thousands.

Total Return Equity Basket Swaps

									Upfront	Value and Unrealized
				Payment			Notional		Payments/	Appreciation/(Depreciation)
Counterparty	Fund Pays	Fund Receives		Frequency	Expiration Date		Amount		(Receipts)	Asset	-----	Liability
Deutsche Bank AG(a)	Floating rate based on the	Total return on a custom basket of		Monthly	05/05/2022		$139,674	$	— $	— $		(156)
	Overnight Bank Funding	long and short securities traded in
	Rate plus/less spread	USD
Morgan Stanley & Co	Floating rate based on	Total return on a custom basket of		Monthly	05/06/2019		1,486		—	—		—
	the Norway Interbank	long and short securities traded in
	Offered Rate plus/less	NOK
	spread
Morgan Stanley & Co	Floating rate based on the	Total return on a custom basket of		Monthly	05/07/2019		1,546		—	—		(22)
	Hong Kong Overnight	long and short securities traded in
	Index Average plus/less	HKD
	spread
Morgan Stanley & Co	Floating rate based on	Total return on a custom basket of		Monthly	05/06/2019		2,525		—	—		(101)
	the Stockholm Interbank	long and short securities traded in
	Offered Rate plus/less	SEK
	spread
Morgan Stanley &	Floating rate based on the	Total return on a custom basket of		Monthly	04/08/2019		11,693		—	154		—
Co(b)	Sterling Overnight Index	long and short securities traded in
	Average plus/less spread	GBP
Morgan Stanley &	Floating rate based on	Total return on a custom basket of		Monthly	04/08/2019		16,504		—	639		—
Co(c)	the Euro Overnight Index	long and short securities traded in
	Average plus/less spread	EUR
Morgan Stanley &	Floating rate based on	Total return on a custom basket of		Monthly	05/07/2019		7,388		—	—		(28)
Co(d)	the Canada Bankers	long and short securities traded in
	Acceptances plus/less	CAD
	spread
Morgan Stanley & Co	Floating rate based on	Total return on a custom basket of		Monthly	05/06/2019		2,064		—	34		—
	the Reserve Bank of	long and short securities traded in
	Australia Cash Rate plus/	AUD
	less spread
Morgan Stanley &	Floating rate based on	Total return on a custom basket of		Monthly	08/06/2019		4,543		—	330		—
Co(e)	the Swiss Average Rate	long and short securities traded in
	Overnight plus/less	CHF
	spread
Morgan Stanley & Co(f)	Floating rate based on the	Total return on a custom basket of		Monthly	05/07/2019		11,121		—	—		(291)
	Sterling Overnight Index	long and short securities traded in
	Average plus/less spread	GBP
Morgan Stanley &	Floating rate based on	Total return on a custom basket of		Monthly	05/06/2019		27,624		—	339		—
Co(g)	the Euro Overnight Index	long and short securities traded in
	Average plus/less spread	EUR
Total							$226,168	$	— $	1,496		$(598)

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
February 28, 2019 (unaudited)

The expiration dates are measured from the commencement of investment in each underlying swap position.

The fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.

Notional Amount represents the total absolute value of the underlying securities.

Amounts in thousands.

(a)

Top Underlying Securities

Description	Shares	Notional Amount	% of Total Absolute Notional Amount
Microsoft Corp	13,683	$1,533	1.10%
Apple Inc	7,827	1,355	0.97%
Gilead Sciences Inc	17,566	1,142	0.82%
Intuit Inc	4,545	1,123	0.80%
Biogen Inc	3,353	1,100	0.79%
Tesla Inc	(3,407)	(1,090)	(0.78)%
Pfizer Inc	22,747	986	0.71%
International Business Machines Corp	7,107	982	0.70%
Adobe Inc	3,635	954	0.68%
Cisco Systems Inc	18,212	943	0.67%
Bristol-Myers Squibb Co	17,073	882	0.63%
Albemarle Corp	(9,192)	(839)	(0.60)%
Global Payments Inc	(6,416)	(837)	(0.60)%
VEREIT Inc	(96,857)	(772)	(0.55)%
Sempra Energy	(6,351)	(765)	(0.55)%
Raytheon Co	4,067	758	0.54%
Micron Technology Inc	18,307	748	0.54%
Merck & Co Inc	9,105	740	0.53%
Electronic Arts Inc	7,631	731	0.52%
Sterling Bancorp/DE	(35,906)	(730)	(0.52)%
Exelon Corp	14,978	728	0.52%
First Republic Bank/CA	(6,705)	(704)	(0.50)%
Universal Display Corp	(4,688)	(700)	(0.50)%
ONEOK Inc	(10,874)	(699)	(0.50)%
Microchip Technology Inc	(7,856)	(682)	(0.49)%
CDW Corp/DE	7,153	672	0.48%
New York Community Bancorp Inc	(53,096)	(664)	(0.48)%
Comcast Corp - Class A	17,066	660	0.47%
Charles River Laboratories International Inc	4,599	654	0.47%
Amgen Inc	3,415	649	0.46%
Symantec Corp	28,610	643	0.46%
CBS Corp	12,657	636	0.46%
WellCare Health Plans Inc	(2,503)	(635)	(0.45)%
Facebook Inc	3,836	619	0.44%
Allstate Corp/The	5,981	564	0.40%
Honeywell International Inc	3,585	552	0.40%
Insulet Corp	(5,879)	(552)	(0.40)%
Charter Communications Inc	(1,597)	(551)	(0.39)%
Marvell Technology Group Ltd	(27,605)	(551)	(0.40)%
McKesson Corp	4,183	532	0.38%
Under Armour Inc - Class A	(23,336)	(526)	(0.38)%
QIAGEN NV	13,662	525	0.38%
Workday Inc	(2,622)	(519)	(0.37)%
Foot Locker Inc	8,516	507	0.36%
NIKE Inc	5,882	504	0.36%

See accompanying notes.

	Schedule of Investments
	Multi-Manager Equity Long/Short Fund
	February 28, 2019 (unaudited)

Description (continued)	Shares	Notional Amount	% of Total Absolute Notional Amount
Exelixis Inc	22,480	503	0.36%
Fortinet Inc	5,716	496	0.36%
Public Service Enterprise Group Inc	8,421	495	0.35%
Cognizant Technology Solutions Corp	6,973	495	0.35%
Post Holdings Inc	(4,854)	(495)	(0.35)%

(b)

Top Underlying Securities

Description	Shares	Notional Amount	% of Total Absolute Notional Amount
Unilever PLC	25,696	$1,366	11.68%
BP PLC	186,992	1,325	11.33%
Anglo American PLC	42,367	1,126	9.63%
Sage Group PLC/The	123,766	1,085	9.28%
Meggitt PLC	124,074	887	7.59%
B&M European Value Retail SA	188,895	886	7.57%
Carnival PLC	12,912	722	6.17%
Reckitt Benckiser Group PLC	9,312	712	6.09%
Smiths Group PLC	36,087	685	5.86%
InterContinental Hotels Group PLC	10,894	652	5.57%
AstraZeneca PLC	7,806	636	5.44%
GlaxoSmithKline PLC	22,091	439	3.75%
Smith & Nephew PLC	18,353	350	2.99%
Rio Tinto PLC	5,500	316	2.71%
BHP Group PLC	13,600	315	2.69%
Smurfit Kappa Group PLC	6,770	192	1.65%

(c)

Top Underlying Securities

Description	Shares	Notional Amount	% of Total Absolute Notional Amount
Airbus SE	17,387	$2,247	13.61%
LVMH Moet Hennessy Louis Vuitton SE	6,531	2,243	13.60%
Vinci SA	21,322	2,035	12.33%
Cie Generale des Etablissements Michelin SCA	16,824	2,019	12.23%
Schneider Electric SE	19,271	1,500	9.09%
AXA SA	51,067	1,295	7.85%
Pernod Ricard SA	5,557	957	5.80%
Electricite de France SA	61,734	897	5.43%
Capgemini SE	6,609	791	4.79%
Danone SA	9,684	731	4.43%
Accor SA	15,020	634	3.84%
Naturgy Energy Group SA	19,820	538	3.26%
Dassault Systemes SE	2,906	425	2.58%
Smurfit Kappa Group PLC	6,769	192	1.16%

(d)

Top Underlying Securities

See accompanying notes.

	Schedule of Investments
	Multi-Manager Equity Long/Short Fund
	February 28, 2019 (unaudited)

Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Enbridge Inc	(20,533	) $	(760)	(10.28)%
Air Canada	22,224		559	7.57%
TransCanada Corp	(10,951)		(490)	(6.63)%
First Quantum Minerals Ltd	(36,582)		(419)	(5.68)%
Methanex Corp	6,022		339	4.59%
Wheaton Precious Metals Corp	(13,699)		(298)	(4.03)%
Magna International Inc	4,883		258	3.49%
West Fraser Timber Co Ltd	4,766		235	3.18%
Dollarama Inc	8,447		229	3.10%
Cenovus Energy Inc	(24,500)		(225)	(3.04)%
Canadian Tire Corp Ltd	1,821		201	2.72%
CGI Inc	2,760		185	2.51%
Cameco Corp	(14,540)		(169)	(2.28)%
AltaGas Ltd	(12,380)		(166)	(2.25)%
Keyera Corp	(6,713)		(165)	(2.23)%
Agnico Eagle Mines Ltd	(3,512)		(149)	(2.02)%
Pembina Pipeline Corp	(3,643)		(133)	(1.81)%
Canadian Imperial Bank of Commerce	1,316		112	1.51%
Alimentation Couche-Tard Inc	1,728		97	1.32%
Linamar Corp	2,469		97	1.31%
BRP Inc	3,202		96	1.30%
Canadian Pacific Railway Ltd	446		92	1.25%
Encana Corp	(12,448)		(91)	(1.24)%
Empire Co Ltd	3,704		86	1.17%
National Bank of Canada	1,743		82	1.11%
Quebecor Inc	3,292		80	1.08%
Constellation Software Inc/Canada	93		79	1.08%
Canadian National Railway Co	923		79	1.07%
Genworth MI Canada Inc	2,282		77	1.04%
Ritchie Bros Auctioneers Inc	(2,063)		(76)	(1.03)%
Franco-Nevada Corp	(968)		(73)	(0.99)%
PrairieSky Royalty Ltd	(4,729)		(69)	(0.93)%
Inter Pipeline Ltd	(3,950)		(64)	(0.86)%
Atco Ltd/Canada	1,832		62	0.83%
Brookfield Asset Management Inc	(1,344)		(61)	(0.82)%
Loblaw Cos Ltd	1,184		59	0.80%
Maple Leaf Foods Inc	2,781		59	0.79%
Finning International Inc	2,865		53	0.72%
Gildan Activewear Inc	1,389		50	0.67%
Element Fleet Management Corp	(8,620)		(49)	(0.67)%
Teck Resources Ltd	2,173		49	0.66%
Husky Energy Inc	4,198		47	0.63%
Shopify Inc	(216)		(41)	(0.55)%
Bank of Montreal	517		40	0.55%
Restaurant Brands International Inc	(617)		(39)	(0.53)%
WSP Global Inc	700		37	0.50%
Stantec Inc	(1,386)		(34)	(0.46)%
Whitecap Resources Inc	(7,806)		(29)	(0.39)%
Saputo Inc	(851)		(28)	(0.38)%
Barrick Gold Corp	(2,140)		(27)	(0.37)%

(e)

Top Underlying Securities

See accompanying notes.

	Schedule of Investments
	Multi-Manager Equity Long/Short Fund
	February 28, 2019 (unaudited)

Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Temenos AG	4,012		$582	12.80%
Credit Suisse Group AG	(33,616)		(416)	(9.15)%
Vifor Pharma AG	(3,049)		(382)	(8.40)%
Roche Holding AG	1,336		371	8.17%
Nestle SA	4,058		367	8.09%
Zurich Insurance Group AG	972		321	7.07%
Lonza Group AG	(1,155)		(321)	(7.07)%
Adecco Group AG	4,881		254	5.58%
ams AG	(6,784)		(211)	(4.64)%
Cie Financiere Richemont SA	(2,750)		(211)	(4.64)%
Sonova Holding AG	918		172	3.78%
Swiss Life Holding AG	353		154	3.39%
Swisscom AG	(323)		(150)	(3.29)%
Julius Baer Group Ltd	(2,845)		(124)	(2.73)%
Straumann Holding AG	(113)		(88)	(1.94)%
LafargeHolcim Ltd	(1,278)		(63)	(1.40)%
Givaudan SA	(22)		(55)	(1.21)%
Barry Callebaut AG	19		33	0.72%
Sunrise Communications Group AG	(441)		(33)	(0.72)%
Idorsia Ltd	(1,701)		(29)	(0.64)%
Geberit AG	(64)		(26)	(0.56)%
GAM Holding AG	6,089		24	0.53%
Baloise Holding AG	139		23	0.50%
Helvetia Holding AG	37		22	0.49%
OC Oerlikon Corp AG	(1,644)		(22)	(0.48)%
DKSH Holding AG	261		15	0.34%
EMS-Chemie Holding AG	(23)		(13)	(0.29)%
Partners Group Holding AG	(18)		(13)	(0.29)%
Sulzer AG	(129)		(13)	(0.28)%
Sika AG	(94)		(13)	(0.28)%
dormakaba Holding AG	(19)		(12)	(0.27)%
Kuehne + Nagel International AG	(91)		(12)	(0.26)%

(f)

Top Underlying Securities

Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Micro Focus International PLC	(25,920	) $	(643)	(5.79)%
HSBC Holdings PLC	(65,699)		(534)	(4.80)%
BT Group PLC	186,000		530	4.76%
National Grid PLC	43,970		494	4.45%
Burberry Group PLC	18,585		466	4.19%
Centrica PLC	266,274		440	3.95%
John Wood Group PLC	(54,213)		(374)	(3.36)%
Melrose Industries PLC	(145,085)		(335)	(3.01)%
ASOS PLC	(7,254)		(307)	(2.76)%
Evraz PLC	39,739		298	2.68%
NMC Health PLC	(7,846)		(281)	(2.53)%
Vodafone Group PLC	126,889		226	2.03%
Hargreaves Lansdown PLC	(9,287)		(215)	(1.93)%
BP PLC	28,064		199	1.79%
Whitbread PLC	(2,856)		(184)	(1.65)%
Moneysupermarket.com Group PLC	38,285		175	1.57%
Cobham PLC	(100,057)		(156)	(1.40)%

See accompanying notes.

	Schedule of Investments
	Multi-Manager Equity Long/Short Fund
	February 28, 2019 (unaudited)

Description (continued)	Shares	Notional Amount	% of Total Absolute Notional Amount
Drax Group PLC	31,325	152	1.36%
William Hill PLC	60,670	151	1.36%
Weir Group PLC/The	(6,667)	(145)	(1.30)%
Close Brothers Group PLC	7,205	144	1.30%
Prudential PLC	(6,608)	(139)	(1.25)%
Royal Dutch Shell PLC - A Shares	4,382	137	1.23%
WH Smith PLC	4,890	136	1.22%
SSE PLC	(8,468)	(133)	(1.20)%
Merlin Entertainments PLC	(27,208)	(130)	(1.17)%
ConvaTec Group PLC	(73,455)	(129)	(1.16)%
GVC Holdings PLC	(14,640)	(127)	(1.15)%
Investec PLC	18,389	120	1.08%
Rio Tinto PLC	2,015	116	1.04%
Indivior PLC	80,697	115	1.03%
Man Group PLC	62,307	114	1.03%
Hays PLC	56,103	113	1.02%
Inchcape PLC	14,527	109	0.98%
Rentokil Initial PLC	(23,345)	(109)	(0.98)%
Just Eat PLC	(10,905)	(108)	(0.97)%
Ocado Group PLC	(7,802)	(107)	(0.96)%
Meggitt PLC	14,833	106	0.95%
Informa PLC	(11,183)	(105)	(0.94)%
Glencore PLC	(22,627)	(91)	(0.82)%
Mondi PLC	3,948	91	0.81%
Standard Life Aberdeen PLC	27,033	88	0.79%
Mediclinic International PLC	(20,471)	(86)	(0.78)%
Royal Bank of Scotland Group PLC	(24,410)	(86)	(0.77)%
Royal Mail PLC	22,069	83	0.74%
BHP Group PLC	3,570	83	0.74%
Sage Group PLC/The	(9,292)	(81)	(0.73)%
Admiral Group PLC	(2,809)	(81)	(0.73)%
St James's Place PLC	(6,204)	(80)	(0.72)%
Bunzl PLC	(2,327)	(73)	(0.66)%

(g)

Top Underlying Securities

Description	Shares	Notional Amount	% of Total Absolute Notional Amount
Deutsche Lufthansa AG	33,142	$846	3.06%
Deutsche Bank AG	(82,470)	(766)	(2.77)%
Valeo SA	(23,538)	(743)	(2.69)%
Koninklijke Ahold Delhaize NV	28,534	736	2.66%
Endesa SA	27,349	689	2.50%
Engie SA	43,500	656	2.37%
Covestro AG	11,343	647	2.34%
Neste Oyj	6,604	635	2.30%
E.ON SE	56,647	624	2.26%
AXA SA	22,875	580	2.10%
Anheuser-Busch InBev SA/NV	(7,094)	(553)	(2.00)%
TOTAL SA	9,379	533	1.93%
Repsol SA	30,732	529	1.91%
Iberdrola SA	63,160	528	1.91%
Allianz SE	2,259	503	1.82%
Cellnex Telecom SA	(18,431)	(477)	(1.72)%

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
February 28, 2019 (unaudited)

Description (continued)				Shares	Notional Amount		% of Total Absolute Notional Amount
Peugeot SA				16,964		431				1.56%
Infineon Technologies AG				(19,571)		(430)				(1.56)%
Zalando SE				(11,109)		(409)				(1.48)%
Vivendi SA				(13,370)		(391)				(1.41)%
Wirecard AG				2,761		378				1.37%
Atos SE				3,903		375				1.36%
Daimler AG				(6,121)		(367)				(1.33)%
OSRAM Licht AG				(8,308)		(360)				(1.30)%
Iliad SA				(3,443)		(358)				(1.30)%
QIAGEN NV				(9,172)		(351)				(1.27)%
Industria de Diseno Textil SA				(11,595)		(350)				(1.27)%
Rheinmetall AG				3,260		349				1.26%
ASML Holding NV				(1,894)		(347)				(1.26)%
ASR Nederland NV				7,792		343				1.24%
Edenred				(7,736)		(343)				(1.24)%
Signify NV				12,908		343				1.24%
SES SA				16,090		323				1.17%
UPM-Kymmene OYJ				10,666		322				1.17%
Banco Santander SA				(58,650)		(287)				(1.04)%
Bankia SA				(92,365)		(282)				(1.02)%
UCB SA				3,360		282				1.02%
Eurofins Scientific SE				(637)		(268)				(0.97)%
Continental AG				(1,610)		(264)				(0.95)%
GEA Group AG				(10,929)		(262)				(0.95)%
SAP SE				2,420		259				0.94%
Getlink SE				(17,378)		(257)				(0.93)%
Ingenico Group SA				(3,572)		(240)				(0.87)%
Ageas				4,543		224				0.81%
Grifols SA				(8,550)		(222)				(0.81)%
Sartorius AG				(1,367)		(217)				(0.79)%
ArcelorMittal				9,100		209				0.76%
NN Group NV				4,770		208				0.75%
Altran Technologies SA				(19,047)		(202)				(0.73)%
thyssenkrupp AG				(13,052)		(195)				(0.71)%

Total Return Swaps

										Value and
										Unrealized
								Upfront		Appreciation/
			Pay/Receive		Payment	Expiration		Notional	Payments/	(Depreciation)
Counterparty	Reference Entity	Contracts	Positive Return	Financing Rate	Frequency	Date		Amount	(Receipts)	Asset ---- Liability
Merrill Lynch	MSCI Hong Kong Net	36	Receive	1 Month Hong	Monthly	03/20/2019	HKD	3,262 $	— $	4	$—
	Return HKD Index			Kong Interbank
				Offered Rate +
				0.05%
Merrill Lynch	MSCI Italy Net Return	1,600	Receive	1 Month Euro	Monthly	03/20/2019	EUR	156	—	4	—
	EUR Index			Interbank Offered
				Rate - 0.06%
Merrill Lynch	MSCI Japan Net Return	34	Receive	1 Month JPY	Monthly	03/20/2019	JPY	64	—	—	—
	JPY Index			LIBOR - 0.20%
Morgan Stanley & Co	MSCI Singapore Net	22	Receive	1 Month Singapore	Monthly	03/20/2019	SGD	126	—	—	(3)
	Return SGD Index			Interbank Offered
				Rate + 0.30%
Total								$	— $	8	$(3)
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
February 28, 2019 (unaudited)

Synthetic Futures

					Upfront	Unrealized
			Notional		Payments/	Appreciation/	Fair Value
Counterparty	Reference Entity	Expiration Date	Amount		(Receipts)	(Depreciation)	Asset----Liability
Morgan Stanley & Co	Swiss Market Index Future; March 2019	03/18/2019	$1,121	$	— $	93	$10	$—
Total			$		— $	93	$10	$—
Amounts in thousands.

See accompanying notes.

     Schedule of Investments Multi-Manager Equity Long/Short Fund February 28, 2019 (unaudited)

Short Sales Outstanding
COMMON STOCKS - (35.88)%	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000’s)
Aerospace & Defense - (0.43)%			Biotechnology (continued)
Harris Corp	1,739	$287	Vertex Pharmaceuticals Inc	5,151	$972
Kawasaki Heavy Industries Ltd	2,600	67			$3,815
Leonardo SpA	19,327	195	Building Materials - (0.25)%
United Technologies Corp	4,929	619	Buzzi Unicem SpA	8,446	165
		$1,168	Daikin Industries Ltd	1,200	131
Agriculture - (0.02)%			Martin Marietta Materials Inc	857	161
Golden Agri-Resources Ltd	19,100	4	TOTO Ltd	2,900	110
Japan Tobacco Inc	2,600	66	Vulcan Materials Co	1,085	121
		$70			$688
Airlines - (0.17)%			Chemicals - (1.21)%
Alaska Air Group Inc	1,820	112	Air Products & Chemicals Inc	4,060	736
United Continental Holdings Inc	4,030	354	Albemarle Corp	2,110	193
		$466	Hitachi Chemical Co Ltd	3,100	56
Apparel - (0.35)%			International Flavors & Fragrances Inc	1,580	201
Asics Corp	13,800	184	Kansai Paint Co Ltd	15,300	282
NIKE Inc	8,853	759	Kuraray Co Ltd	7,000	94
		$943	Linde PLC	750	130
Automobile Manufacturers - (0.80)%			LyondellBasell Industries NV	5,451	466
Ferrari NV	5,186	667	Nippon Paint Holdings Co Ltd	8,600	332
Ford Motor Co	58,789	516	Nissan Chemical Corp	1,600	81
Nissan Motor Co Ltd	15,000	130	Novozymes A/S	3,617	164
PACCAR Inc	965	65	Shin-Etsu Chemical Co Ltd	200	17
Suzuki Motor Corp	6,000	308	Showa Denko KK	7,700	288
Toyota Motor Corp	8,200	496	Taiyo Nippon Sanso Corp	1,100	16
		$2,182	Toray Industries Inc	36,400	253
Automobile Parts & Equipment - (0.51)%					$3,309
Brembo SpA	8,239	100	Commercial Services - (0.95)%
Bridgestone Corp	1,700	67	Atlantia SpA	765	19
Denso Corp	6,000	259	Cintas Corp	302	62
Koito Manufacturing Co Ltd	1,900	110	Equifax Inc	1,871	205
NGK Spark Plug Co Ltd	6,300	134	FleetCor Technologies Inc	1,341	313
Nifco Inc/Japan	800	20	Gartner Inc	1,318	188
Pirelli & C SpA	23,553	158	Global Payments Inc	3,037	396
Sumitomo Electric Industries Ltd	2,800	39	IHS Markit Ltd	6,114	325
Toyota Industries Corp	5,000	258	ISS A/S	1,595	50
Yokohama Rubber Co Ltd/The	10,100	207	Park24 Co Ltd	2,800	67
		$1,352	Recruit Holdings Co Ltd	400	11
Banks - (0.57)%			Rollins Inc	5,077	201
Banco BPM SpA	77,769	188	Total System Services Inc	2,830	267
Bank of Kyoto Ltd/The	3,100	139	United Rentals Inc	1,264	170
Chiba Bank Ltd/The	7,300	44	Verisk Analytics Inc	2,244	284
Fukuoka Financial Group Inc	1,900	41			$2,558
Intesa Sanpaolo SpA	158,170	390	Computers - (0.22)%
Japan Post Bank Co Ltd	4,300	48	Fortinet Inc	1,900	165
Morgan Stanley	947	40	TDK Corp	5,200	408
Regions Financial Corp	10,069	165	Western Digital Corp	684	34
Seven Bank Ltd	23,900	70			$607
Shizuoka Bank Ltd/The	3,700	29	Consumer Products - (0.26)%
Suruga Bank Ltd	17,700	85	Clorox Co/The	639	101
Unione di Banche Italiane SpA	96,843	288	Kimberly-Clark Corp	5,189	606
		$1,527			$707
Beverages - (0.49)%			Cosmetics & Personal Care - (0.42)%
Asahi Group Holdings Ltd	300	13	Coty Inc	14,305	157
Brown-Forman Corp - B Shares	7,451	369	Estee Lauder Cos Inc/The	5,195	815
Coca-Cola Bottlers Japan Holdings Inc	1,700	44	Kao Corp	1,700	129
Davide Campari-Milano SpA	11,910	114	Pigeon Corp	700	29
Ito En Ltd	300	14	Shiseido Co Ltd	200	13
Molson Coors Brewing Co	3,092	191			$1,143
Monster Beverage Corp	7,807	498	Distribution & Wholesale - (0.18)%
Suntory Beverage & Food Ltd	1,700	75	Copart Inc	3,837	225
		$1,318	Fastenal Co	4,452	280
Biotechnology - (1.42)%					$505
Alexion Pharmaceuticals Inc	2,118	287	Diversified Financial Services - (0.41)%
Amgen Inc	677	129	Acom Co Ltd	35,700	123
Genmab A/S	3,540	611	AEON Financial Service Co Ltd	7,400	146
Illumina Inc	2,172	679	Cboe Global Markets Inc	1,731	166
Incyte Corp	4,384	378	CME Group Inc	2,860	520
Regeneron Pharmaceuticals Inc	1,762	759	Nomura Holdings Inc	35,100	137

See accompanying notes.

		Schedule of Investments
Multi-Manager Equity Long/Short Fund
February 28, 2019 (unaudited)

Short Sales Outstanding
COMMON STOCKS (continued)	Shares	Value (000’s)	COMMON STOCKS (continued)	Shares	Value (000’s)
Diversified Financial Services (continued)			Hand & Machine Tools - (0.08)%
Orient Corp	24,300	$27	Disco Corp	700	$97
		$1,119	Makita Corp	2,900	103
Electric - (1.41)%					$200
Alliant Energy Corp	4,041	185	Healthcare - Products - (2.79)%
Ameren Corp	1,238	88	ABIOMED Inc	814	272
American Electric Power Co Inc	6,997	568	Align Technology Inc	1,527	395
CenterPoint Energy Inc	2,059	62	Asahi Intecc Co Ltd	5,700	274
Chugoku Electric Power Co Inc/The	17,100	222	Baxter International Inc	5,446	407
CMS Energy Corp	4,104	223	Becton Dickinson and Co	2,290	570
Consolidated Edison Inc	4,823	398	Boston Scientific Corp	21,461	861
Entergy Corp	3,200	299	DENTSPLY SIRONA Inc	3,289	137
Hokuriku Electric Power Co	27,000	230	Edwards Lifesciences Corp	3,971	672
Kyushu Electric Power Co Inc	11,700	139	Hologic Inc	5,269	248
PPL Corp	10,170	327	IDEXX Laboratories Inc	1,753	370
Public Service Enterprise Group Inc	3,655	215	Intuitive Surgical Inc	1,498	820
Sempra Energy	437	53	ResMed Inc	2,112	216
Southern Co/The	860	43	Stryker Corp	2,871	541
WEC Energy Group Inc	4,515	344	Teleflex Inc	679	197
Xcel Energy Inc	7,248	398	Terumo Corp	9,200	565
		$3,794	Thermo Fisher Scientific Inc	1,105	287
Electrical Components & Equipment - (0.12)%			Varian Medical Systems Inc	1,414	190
Casio Computer Co Ltd	9,900	135	William Demant Holding A/S	515	15
Prysmian SpA	8,962	183	Zimmer Biomet Holdings Inc	3,815	474
		$318			$7,511
Electronics - (1.02)%			Healthcare - Services - (0.66)%
Agilent Technologies Inc	5,622	447	Anthem Inc	1,686	507
Hirose Electric Co Ltd	1,000	103	Centene Corp	1,264	77
Hoya Corp	2,900	177	DaVita Inc	2,362	134
Mettler-Toledo International Inc	483	329	IQVIA Holdings Inc	4,041	566
Murata Manufacturing Co Ltd	3,600	562	PeptiDream Inc	6,000	285
Nidec Corp	4,700	570	Universal Health Services Inc	1,434	199
NOK Corp	1,500	24			$1,768
Omron Corp	700	30	Holding Companies - Diversified - 0.00%
PerkinElmer Inc	1,708	161	Keppel Corp Ltd	2,700	12
Venture Corp Ltd	3,600	47	Home Builders - (0.14)%
Waters Corp	1,151	279	DR Horton Inc	5,835	227
		$2,729	PulteGroup Inc	4,375	118
Energy - Alternate Sources - (0.06)%			Sekisui House Ltd	2,900	44
Vestas Wind Systems A/S	2,059	172			$389
Engineering & Construction - (0.20)%			Home Furnishings - (0.01)%
Jacobs Engineering Group Inc	2,020	149	Sharp Corp/Japan	3,400	40
Japan Airport Terminal Co Ltd	4,800	191	Insurance - (0.87)%
JGC Corp	12,700	185	Arthur J Gallagher & Co	2,643	212
SATS Ltd	3,300	13	Brighthouse Financial Inc	709	27
		$538	Chubb Ltd	1,698	227
Entertainment - (0.05)%			Cincinnati Financial Corp	2,339	203
Oriental Land Co Ltd/Japan	900	99	Everest Re Group Ltd	631	143
Toho Co Ltd/Tokyo	500	18	MetLife Inc	14,581	659
		$117	Sony Financial Holdings Inc	12,600	239
Food - (0.79)%			T&D Holdings Inc	8,200	99
Aeon Co Ltd	12,700	268	Tokio Marine Holdings Inc	1,700	83
Calbee Inc	9,300	258	Tryg A/S	1,137	31
Chr Hansen Holding A/S	2,961	301	Willis Towers Watson PLC	2,434	419
Conagra Brands Inc	7,277	170			$2,342
JM Smucker Co/The	790	84	Internet - (0.71)%
Kellogg Co	1,255	71	CyberAgent Inc	2,500	78
Kikkoman Corp	5,600	279	Expedia Group Inc	2,922	360
Lamb Weston Holdings Inc	1,576	109	Kakaku.com Inc	5,500	106
Mondelez International Inc	11,552	545	LINE Corp	1,700	62
Nissin Foods Holdings Co Ltd	200	14	M3 Inc	25,300	419
Wilmar International Ltd	12,000	28	MonotaRO Co Ltd	4,500	107
Yamazaki Baking Co Ltd	600	10	Netflix Inc	246	88
		$2,137	Symantec Corp	11,474	258
Gas - (0.12)%			Trend Micro Inc/Japan	300	15
Atmos Energy Corp	1,592	157	TripAdvisor Inc	2,782	148
NiSource Inc	6,429	173	Twitter Inc	8,047	248
		$330	Yahoo Japan Corp	10,900	29
					$1,918

See accompanying notes.

		Schedule of Investments
Multi-Manager Equity Long/Short Fund
February 28, 2019 (unaudited)

Short Sales Outstanding
COMMON STOCKS (continued)	Shares	Value (000’s)	COMMON STOCKS (continued)	Shares	Value (000’s)
Iron & Steel - (0.03)%			Packaging & Containers - (0.05)%
Hitachi Metals Ltd	8,200	$84	Westrock Co	3,673	$137
Leisure Products & Services - (0.50)%			Pharmaceuticals - (1.08)%
Harley-Davidson Inc	2,304	86	Allergan PLC	6,000	826
Royal Caribbean Cruises Ltd	3,972	471	Chugai Pharmaceutical Co Ltd	4,300	293
Shimano Inc	3,300	502	Daiichi Sankyo Co Ltd	8,300	311
Yamaha Corp	4,300	212	Kyowa Hakko Kirin Co Ltd	2,700	52
Yamaha Motor Co Ltd	4,200	86	McKesson Corp	2,723	346
		$1,357	Otsuka Holdings Co Ltd	5,500	230
Lodging - (0.45)%			Perrigo Co PLC	2,588	126
City Developments Ltd	3,700	24	Santen Pharmaceutical Co Ltd	1,300	20
Hilton Worldwide Holdings Inc	418	35	Sosei Group Corp	1,200	13
Marriott International Inc/MD	4,855	608	Zoetis Inc	6,880	648
MGM Resorts International	10,803	289			$2,865
Wynn Resorts Ltd	1,965	249	Pipelines - (0.36)%
		$1,205	ONEOK Inc	7,181	461
Machinery - Construction & Mining - (0.03)%			Williams Cos Inc/The	18,768	501
Komatsu Ltd	3,500	86			$962
Machinery - Diversified - (1.29)%			Real Estate - (0.01)%
Daifuku Co Ltd	11,300	557	CapitaLand Ltd	5,600	14
Deere & Co	733	120	REITs - (2.07)%
FANUC Corp	1,400	232	American Tower Corp	6,608	1,164
Keyence Corp	1,400	819	Boston Properties Inc	594	79
Kubota Corp	3,900	53	Crown Castle International Corp	7,841	931
Nabtesco Corp	4,000	106	Digital Realty Trust Inc	2,955	334
Rockwell Automation Inc	1,735	310	Equinix Inc	1,507	638
Roper Technologies Inc	1,331	431	Essex Property Trust Inc	1,021	286
SMC Corp/Japan	400	140	Extra Space Storage Inc	1,346	129
Xylem Inc/NY	886	67	Federal Realty Investment Trust	806	108
Yaskawa Electric Corp	22,200	634	HCP Inc	606	19
		$3,469	Host Hotels & Resorts Inc	874	17
Media - (0.86)%			Iron Mountain Inc	5,401	191
CBS Corp	5,820	292	Kimco Realty Corp	8,121	143
Charter Communications Inc	2,692	929	Macerich Co/The	2,422	106
Comcast Corp - Class A	28,063	1,085	Mid-America Apartment Communities Inc	381	39
Singapore Press Holdings Ltd	9,500	17	Public Storage	1,365	289
		$2,323	Regency Centers Corp	2,600	170
Metal Fabrication & Hardware - (0.31)%			SBA Communications Corp	2,226	402
MISUMI Group Inc	10,800	263	SL Green Realty Corp	469	43
Tenaris SA	42,076	560	Vornado Realty Trust	2,711	182
		$823	Weyerhaeuser Co	10,598	264
Mining - (0.26)%					$5,534
Freeport-McMoRan Inc	20,753	268	Retail - (2.56)%
Mitsubishi Materials Corp	1,400	38	CarMax Inc	2,664	165
Newmont Mining Corp	8,274	282	Chipotle Mexican Grill Inc	534	324
Sumitomo Metal Mining Co Ltd	4,500	132	Cosmos Pharmaceutical Corp	200	37
		$720	Darden Restaurants Inc	1,921	215
Miscellaneous Manufacturers - (0.39)%			Dollar Tree Inc	3,919	378
General Electric Co	79,360	825	FamilyMart UNY Holdings Co Ltd	20,000	572
Parker-Hannifin Corp	1,286	227	Fast Retailing Co Ltd	2,900	1,364
		$1,052	Foot Locker Inc	1,759	105
Office & Business Equipment - (0.29)%			Gap Inc/The	5,925	151
Canon Inc	7,100	204	Isetan Mitsukoshi Holdings Ltd	20,900	208
Konica Minolta Inc	2,300	22	J Front Retailing Co Ltd	3,100	34
Ricoh Co Ltd	52,500	534	L Brands Inc	1,968	51
		$760	Lawson Inc	800	48
Oil & Gas - (1.21)%			Lowe's Cos Inc	6,715	706
Anadarko Petroleum Corp	7,210	314	Marui Group Co Ltd	23,400	412
Cabot Oil & Gas Corp	7,809	192	Nitori Holdings Co Ltd	1,300	162
Cimarex Energy Co	1,918	138	Pan Pacific International Holdings Corp	6,200	371
Concho Resources Inc	3,105	342	Ross Stores Inc	3,917	371
Diamondback Energy Inc	2,348	242	Tiffany & Co	1,768	168
EOG Resources Inc	8,993	845	Tsuruha Holdings Inc	200	18
Helmerich & Payne Inc	2,204	119	Ulta Beauty Inc	241	75
Marathon Petroleum Corp	9,779	606	USS Co Ltd	700	13
Noble Energy Inc	8,623	191	Walmart Inc	9,206	911
Pioneer Natural Resources Co	2,049	289	Welcia Holdings Co Ltd	1,100	39
		$3,278			$6,898
Oil & Gas Services - (0.05)%
TechnipFMC PLC	6,418	143

See accompanying notes.

     Schedule of Investments Multi-Manager Equity Long/Short Fund February 28, 2019 (unaudited)

Short Sales Outstanding
COMMON STOCKS (continued)	Shares	Value (000’s)	INVESTMENT COMPANIES - (5.89)%	Shares	Value (000's)
Semiconductors - (1.77)%			Exchange-Traded Funds - (5.89)%
Advanced Micro Devices Inc	20,065	$472	Consumer Discretionary Select Sector SPDR	11,294	$1,245
Advantest Corp	800	19	Fund
Analog Devices Inc	5,433	581	Industrial Select Sector SPDR Fund	17,297	1,321
Broadcom Inc	2,329	641	iShares Russell 1000 ETF	16,325	2,534
Hamamatsu Photonics KK	2,000	71	iShares U.S. Real Estate ETF	5,791	487
IPG Photonics Corp	779	121	SPDR S&P 500 ETF Trust	16,037	4,469
Maxim Integrated Products Inc	4,093	223	SPDR S&P Regional Banking ETF	10,005	566
NVIDIA Corp	8,902	1,373	Technology Select Sector SPDR Fund	74,219	5,259
QUALCOMM Inc	18,015	962			$ 15,881
STMicroelectronics NV	7,151	117	TOTAL INVESTMENT COMPANIES (proceeds $15,260)		$ 15,881
Tokyo Electron Ltd	1,200	164	TOTAL SHORT SALES (proceeds $107,069)		$ 112,574
		$4,744
Software - (2.53)%
Adobe Inc	1,771	465
Akamai Technologies Inc	2,482	173
ANSYS Inc	1,565	277
Autodesk Inc	3,344	545
Broadridge Financial Solutions Inc	1,665	169
Cadence Design Systems Inc	3,012	172
Cerner Corp	6,793	380
Citrix Systems Inc	1,881	198
DeNA Co Ltd	1,000	15
Fidelity National Information Services Inc	821	89
Fiserv Inc	6,220	527
Intuit Inc	4,025	995
Konami Holdings Corp	400	17
MSCI Inc	1,131	209
Nexon Co Ltd	7,100	113
Oracle Corp	16,152	842
Paychex Inc	3,631	280
Red Hat Inc	3,276	598
salesforce.com Inc	2,355	385
Synopsys Inc	2,315	235
Take-Two Interactive Software Inc	2,106	184
		$6,868
Telecommunications - (0.04)%
Singapore Telecommunications Ltd	44,200	98
Textiles - (0.05)%
Mohawk Industries Inc	1,061	144
Toys, Games & Hobbies - (0.30)%
Nintendo Co Ltd	2,900	795
Transportation - (1.69)%
AP Moller - Maersk A/S - B	428	576
Dfds A/S	392	18
FedEx Corp	2,187	396
JB Hunt Transport Services Inc	1,935	208
Kansas City Southern	1,927	209
Keihan Holdings Co Ltd	3,800	157
Keikyu Corp	12,000	199
Keio Corp	5,800	341
Keisei Electric Railway Co Ltd	1,000	34
Kintetsu Group Holdings Co Ltd	6,300	285
Mitsubishi Logistics Corp	3,100	78
Nagoya Railroad Co Ltd	6,300	174
Nankai Electric Railway Co Ltd	3,000	81
Nippon Yusen KK	3,600	57
Odakyu Electric Railway Co Ltd	13,400	313
Seibu Holdings Inc	10,100	180
Tobu Railway Co Ltd	700	20
United Parcel Service Inc	7,557	833
Yamato Holdings Co Ltd	13,300	347
		$4,506
Water - (0.01)%
American Water Works Co Inc	352	36
TOTAL COMMON STOCKS (proceeds $91,809)		$ 96,693

See accompanying notes.

Schedule of Investments
Opportunistic Municipal Fund
February 28, 2019 (unaudited)

INVESTMENT COMPANIES - 0.10%	Shares Held Value (000's)			Principal
Exchange-Traded Funds - 0.10%			MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)
SPDR Nuveen S&P High Yield Municipal Bond	1,040	$59	Illinois (continued)
ETF			City of Chicago IL
VanEck Vectors High-Yield Municipal Index ETF	500	31	5.50%, 01/01/2042	$300	$316
VanEck Vectors Short High-Yield Municipal	1,000	24	6.00%, 01/01/2038	1,900	2,134
Index ETF			7.46%, 02/15/2026	1,807	1,319
		$114	City of Chicago IL Wastewater Transmission
TOTAL INVESTMENT COMPANIES		$114	Revenue
	Principal		5.00%, 01/01/2031	760	841
MUNICIPAL BONDS - 103.56%	Amount (000's) Value (000's)		5.00%, 01/01/2039	1,200	1,292
Alabama - 1.55%			Illinois Finance Authority
Lower Alabama Gas District/The			4.38%, 12/01/2042	300	281
5.00%, 09/01/2034	$1,500	$1,736	Illinois State Toll Highway Authority
Arizona - 4.58%			5.00%, 01/01/2040(d)	5,000	5,538
Navajo Nation			Metropolitan Pier & Exposition Authority
5.50%, 12/01/2030(a)	2,500	2,761	5.00%, 06/15/2057	500	521
Salt Verde Financial Corp			Metropolitan Pier & Exposition Authority (credit
5.00%, 12/01/2032	2,000	2,370	support from NATL)
		$5,131	5.50%, 06/15/2029(b)	1,000	1,139
California - 4.56%			State of Illinois
Abag Finance Authority for Nonprofit Corps			5.00%, 10/01/2033	1,000	1,054
5.00%, 08/01/2043	500	546	5.50%, 07/01/2027	1,150	1,232
California Statewide Communities Development					$16,677
Authority			Indiana - 1.45%
5.25%, 12/01/2048(a)	1,000	1,079	Indiana Finance Authority
California Statewide Communities Development			1.71%, 12/01/2039(c)	300	300
Authority (credit support from GNMA COLL)			1.72%, 11/01/2037(c)	1,000	1,000
4.90%, 07/20/2039(b)	500	513	Town of Shoals IN
California Statewide Financing Authority			7.25%, 11/01/2043	300	329
6.00%, 05/01/2043	1,000	1,005			$1,629
La Verne Public Financing Authority			Louisiana - 1.83%
7.25%, 09/01/2026	545	546	Louisiana Local Government Environmental
Oakland Unified School District/Alameda County			Facilities & Community Development Authority
5.00%, 08/01/2035	1,225	1,420	5.50%, 11/01/2039(a)	1,000	1,018
		$5,109	5.65%, 11/01/2037(a)	1,000	1,031
Colorado - 4.11%			Louisiana Public Facilities Authority
Centerra Metropolitan District No 1			0.00%, 07/01/2039(e)	278	—
5.00%, 12/01/2037(a)	1,000	1,014			$2,049
Eagle County Airport Terminal Corp			Maine - 0.96%
5.00%, 05/01/2037	1,000	1,094	Finance Authority of Maine
Prairie Farm Metropolitan District			5.25%, 01/01/2025(a)	1,000	1,077
5.25%, 12/01/2048	1,000	987	Maryland - 0.93%
Velocity Metropolitan District No 3			City of Westminster MD
5.50%, 12/01/2048	1,500	1,512	6.25%, 07/01/2044	600	638
		$4,607	Maryland Economic Development Corp
Connecticut - 3.98%			5.38%, 06/01/2025	390	408
Connecticut State Health & Educational Facilities					$1,046
Authority			Michigan - 0.99%
1.54%, 07/01/2036(c)	2,000	2,000	Michigan Finance Authority
Mohegan Tribal Finance Authority			5.00%, 07/01/2035	1,000	1,107
7.00%, 02/01/2045(a)	2,400	2,462	Missouri - 3.25%
		$4,462	City of St Louis MO Airport Revenue (credit
Florida - 3.76%			support from NATL)
Greater Orlando Aviation Authority			5.50%, 07/01/2028(b)	400	503
5.00%, 10/01/2047(d)	2,999	3,312	Health & Educational Facilities Authority of the
Northern Palm Beach County Improvement			State of Missouri
District			5.00%, 02/01/2042	1,000	1,061
5.00%, 08/01/2046	500	512	Kansas City Industrial Development Authority
Orange County Housing Finance Authority			5.00%, 04/01/2046(a)	1,100	1,076
7.00%, 10/01/2025	395	396	Maryland Heights Industrial Development
		$4,220	Authority
Georgia - 1.74%			5.25%, 03/15/2046(a)	1,000	1,005
Atlanta Development Authority					$3,645
7.00%, 01/01/2040	2,000	1,948	Montana - 1.29%
Illinois - 14.87%			City of Kalispell MT
Chicago O'Hare International Airport			5.25%, 05/15/2037	1,400	1,445
4.00%, 01/01/2044	1,000	1,010	Nevada - 2.25%
			Las Vegas Convention & Visitors Authority
			5.00%, 07/01/2043(d)	1,394	1,569

See accompanying notes.

     Schedule of Investments Opportunistic Municipal Fund February 28, 2019 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)		MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)
Nevada (continued)			Oregon (continued)
State of Nevada Department of Business &			Warm Springs Reservation Confederated Tribe
Industry			6.38%, 11/01/2033	$500	$510
5.13%, 12/15/2037(a)	$1,000	$959			$1,496
		$2,528	Pennsylvania - 5.31%
New Jersey - 9.14%			Blythe Township Solid Waste Authority
Casino Reinvestment Development Authority			7.75%, 12/01/2037	1,000	1,063
5.25%, 11/01/2039	250	266	Commonwealth Financing Authority
Essex County Improvement Authority			5.00%, 06/01/2028	1,000	1,187
5.25%, 07/01/2045(a)	1,300	1,305	5.00%, 06/01/2035	1,000	1,128
New Jersey Economic Development Authority			Lancaster County Hospital Authority/PA
5.00%, 07/15/2028	500	557	5.00%, 07/01/2045	1,000	1,040
5.00%, 06/15/2047	500	523	Pennsylvania Economic Development Financing
5.00%, 10/01/2047	1,000	1,055	Authority
5.63%, 11/15/2030	1,500	1,693	5.50%, 11/01/2044	1,000	1,038
5.75%, 09/15/2027	500	550	6.00%, 06/01/2031	500	500
New Jersey Economic Development					$5,956
Authority (credit support from ST APPROP)			Puerto Rico - 0.85%
5.25%, 06/15/2040(b)	1,000	1,062	Puerto Rico Sales Tax Financing Corp Sales Tax
New Jersey Transportation Trust Fund Authority			Revenue
5.25%, 06/15/2032	2,000	2,171	5.00%, 07/01/2058	1,000	948
South Jersey Port Corp			South Carolina - 0.47%
5.00%, 01/01/2048	1,000	1,064	South Carolina Jobs-Economic Development
		$10,246	Authority
New York - 6.47%			5.25%, 11/15/2047	500	525
Brooklyn Arena Local Development Corp			South Dakota - 0.45%
6.25%, 07/15/2040	480	499	Oglala Sioux Tribe
Glen Cove Local Economic Assistance Corp			5.75%, 10/01/2025(a)	500	501
5.00%, 01/01/2056	1,000	1,023	Tennessee - 3.21%
New York City Water & Sewer System			Chattanooga Health Educational & Housing
1.73%, 06/15/2050(c)	500	500	Facility Board
New York Counties Tobacco Trust VI			5.00%, 10/01/2028	1,050	1,179
5.00%, 06/01/2041	400	422	5.00%, 10/01/2035	500	537
New York State Thruway Authority			Metropolitan Government Nashville & Davidson
5.25%, 01/01/2056	1,000	1,115	County Health & Educational Facilities Board
New York Transportation Development Corp			5.00%, 07/01/2040	1,000	1,097
5.00%, 08/01/2021	1,500	1,583	Nashville Metropolitan Development & Housing
5.00%, 01/01/2034	1,000	1,129	Agency
Niagara Area Development Corp			5.13%, 06/01/2036(a)	750	789
4.75%, 11/01/2042(a)	1,000	989			$3,602
		$7,260
North Carolina - 0.92%			Texas - 5.90%
			Arlington Higher Education Finance Corp
North Carolina Medical Care Commission			5.00%, 12/01/2046	1,100	1,164
5.25%, 10/01/2035	1,000	1,034	Harris County Cultural Education Facilities
Ohio - 6.37%			Finance Corp
Buckeye Tobacco Settlement Financing Authority			6.00%, 10/01/2043	1,075	1,175
6.00%, 06/01/2042	2,500	2,407	North Texas Tollway Authority
Buckeye Tobacco Settlement Financing			5.00%, 01/01/2045	615	679
Authority (credit support from BUCKEYE OHIO			5.00%, 01/01/2048	500	552
TOB SETTLEMENT)			Port Beaumont Navigation District
5.75%, 06/01/2034(b)	1,860	1,734	7.25%, 02/01/2036(a),(c)	1,000	1,031
Cleveland-Cuyahoga County Port Authority			Tarrant County Cultural Education Facilities
5.50%, 12/01/2043	1,000	1,105	Finance Corp
Ohio Air Quality Development Authority			6.00%, 11/15/2027	1,000	1,098
3.75%, 12/01/2023	1,000	870	Texas Private Activity Bond Surface
4.50%, 01/15/2048(a)	1,000	1,025	Transportation Corp
		$7,141	6.88%, 12/31/2039	550	571
Oklahoma - 2.23%			7.00%, 12/31/2038	300	347
Oklahoma Development Finance Authority					$6,617
5.25%, 08/15/2043	1,000	1,097	Utah - 1.22%
Tulsa Airports Improvement Trust			Utah Infrastructure Agency
5.00%, 06/01/2035(c)	300	325	5.25%, 10/15/2033	1,250	1,365
Tulsa County Industrial Authority			Vermont - 1.16%
5.25%, 11/15/2045	1,000	1,078	Vermont Economic Development Authority
		$2,500	4.62%, 04/01/2036(a),(c)	1,300	1,304
Oregon - 1.33%			Virginia - 0.95%
Oregon State Business Development Commission			County of Botetourt VA
6.50%, 04/01/2031(a)	1,000	986	6.00%, 07/01/2044	1,000	1,068

See accompanying notes.

			Schedule of Investments
	Opportunistic Municipal Fund
	February 28, 2019 (unaudited)

	Principal
MUNICIPAL BONDS (continued)	Amount (000’s)		Value (000’s)
Washington - 1.47%
Port of Seattle Industrial Development Corp
5.00%, 04/01/2030	$500		$537
Washington Economic Development Finance
Authority
7.50%, 01/01/2032(a)	1,000		1,112
			$1,649
Wisconsin - 4.01%
Public Finance Authority
4.00%, 08/01/2035	500		484
5.00%, 12/01/2025	1,200		1,341
5.25%, 04/01/2030	600		631
Wisconsin Health & Educational Facilities
Authority
5.50%, 07/01/2023	100		99
6.00%, 07/01/2028	170		168
6.50%, 07/01/2033	300		292
7.00%, 07/01/2043	500		488
7.50%, 07/01/2053	1,000		992
			$4,495
TOTAL MUNICIPAL BONDS			$116,123
Total Investments			$116,237
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.84)%
Notes with an interest rate of 1.82% - 1.94% at	$(5,428	) $	(5,428)
February 28, 2019 and contractual maturity of
collateral from 2024-2026.(f)
Total Net Investments			$110,809
Other Assets and Liabilities - 1.18%			1,328
TOTAL NET ASSETS - 100.00%			$112,137

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $22,524 or 20.09% of net assets.
(b)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(e)	Non-income producing security
(f)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at February 28, 2019.

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	86.47%
General Obligation Unlimited	5.49%
Insured	4.43%
General Obligation Limited	2.23%
Tax Allocation	1.60%
Prerefunded	1.25%
Certificate Participation	1.18%
Special Assessment	0.46%
Special Tax	0.45%
Investment Companies	0.10%
Liability For Floating Rate Notes Issued	(4.84)%
Other Assets and Liabilities	1.18%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Origin Emerging Markets Fund
February 28, 2019 (unaudited)

COMMON STOCKS - 96.84%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Apparel - 1.05%			Forest Products & Paper - 1.59%
Shenzhou International Group Holdings Ltd	463,000	$5,787	Mondi PLC	297,254	$6,805
Automobile Manufacturers - 1.91%			Suzano Papel e Celulose SA	150,522	1,923
Geely Automobile Holdings Ltd	3,645,500	6,847			$8,728
Sinotruk Hong Kong Ltd	2,013,000	3,663	Gas - 4.43%
		$10,510	China Resources Gas Group Ltd	2,917,800	12,678
Automobile Parts & Equipment - 0.54%			ENN Energy Holdings Ltd	1,132,800	11,690
Weichai Power Co Ltd	2,144,500	2,986			$24,368
Banks - 10.65%			Holding Companies - Diversified - 0.68%
Bank of Communications Co Ltd	4,708,000	3,953	Tekfen Holding AS	758,000	3,740
China Construction Bank Corp	10,401,328	9,260	Insurance - 5.77%
China Merchants Bank Co Ltd	3,277,600	15,041	China Life Insurance Co Ltd/Taiwan	3,162,700	2,949
Industrial & Commercial Bank of China Ltd	12,119,400	9,347	China Taiping Insurance Holdings Co Ltd	1,236,000	3,827
Kiatnakin Bank PCL	1,294,600	2,896	Ping An Insurance Group Co of China Ltd	1,781,200	18,830
OTP Bank Nyrt	85,800	3,629	Porto Seguro SA	224,700	3,353
Sberbank of Russia PJSC ADR	866,700	11,050	Sul America SA	340,000	2,775
Thanachart Capital PCL	1,890,200	3,343			$31,734
		$58,519	Internet - 8.16%
Building Materials - 4.79%			Alibaba Group Holding Ltd ADR(a)	73,900	13,526
Anhui Conch Cement Co Ltd	2,341,900	13,387	Autohome Inc ADR(a)	48,400	4,552
China National Building Material Co Ltd	2,712,300	2,163	Baidu Inc ADR(a)	42,700	6,941
China Resources Cement Holdings Ltd	7,338,800	7,829	Tencent Holdings Ltd	462,605	19,810
Taiwan Cement Corp	2,385,600	2,958			$44,829
		$26,337	Iron & Steel - 4.09%
Chemicals - 3.79%			Kumba Iron Ore Ltd	145,300	3,842
Indorama Ventures PCL	6,039,100	9,866	Severstal PJSC	152,400	2,354
Petronas Chemicals Group Bhd	1,487,200	3,371	Vale SA	1,300,800	16,294
PTT Global Chemical PCL	3,315,800	7,573			$22,490
		$20,810	Mining - 1.26%
Coal - 2.75%			MMC Norilsk Nickel PJSC ADR	322,000	6,945
Bukit Asam Tbk PT	9,295,000	2,631	Oil & Gas - 10.04%
China Shenhua Energy Co Ltd	3,748,900	9,238	CNOOC Ltd	7,984,800	13,868
Exxaro Resources Ltd	298,400	3,213	Ecopetrol SA	1,986,000	2,011
		$15,082	LUKOIL PJSC ADR	119,300	9,920
Commercial Services - 2.87%			Novatek PJSC	49,400	8,559
China Conch Venture Holdings Ltd	1,027,500	3,431	PTT PCL	7,337,900	11,264
Estacio Participacoes SA	692,800	5,104	SK Innovation Co Ltd	32,166	5,367
Localiza Rent a Car SA	790,830	7,226	Tatneft PJSC ADR	59,700	4,212
		$15,761			$55,201
Computers - 5.14%			Pharmaceuticals - 1.93%
Infosys Ltd ADR	1,650,300	17,691	Sino Biopharmaceutical Ltd	6,293,600	5,462
Lenovo Group Ltd	7,114,000	6,404	TCI Co Ltd	340,000	5,157
WNS Holdings Ltd ADR(a)	79,000	4,171			$10,619
		$28,266	Real Estate - 0.94%
Distribution & Wholesale - 0.49%			China Vanke Co Ltd	1,365,000	5,177
LG Corp	40,100	2,673	Retail - 1.60%
Diversified Financial Services - 5.85%			ANTA Sports Products Ltd	1,498,000	8,782
B3 SA - Brasil Bolsa Balcao	642,000	5,634	Semiconductors - 9.21%
Chailease Holding Co Ltd	1,613,940	6,340	Novatek Microelectronics Corp	569,700	3,135
CTBC Financial Holding Co Ltd	3,554,000	2,402	Realtek Semiconductor Corp	637,800	3,660
E.Sun Financial Holding Co Ltd	4,001,800	2,868	Samsung Electronics Co Ltd	21,477	21,409
Hana Financial Group Inc	79,600	2,748	Taiwan Semiconductor Manufacturing Co Ltd	573,717	22,404
KB Financial Group Inc	110,500	4,355	ADR
KIWOOM Securities Co Ltd	33,976	2,442			$50,608
Shinhan Financial Group Co Ltd	60,600	2,357	Software - 1.15%
Taishin Financial Holding Co Ltd	6,576,822	2,977	Momo Inc ADR(a)	190,800	6,329
		$32,123	Telecommunications - 2.66%
Electronics - 2.44%			China Mobile Ltd	1,142,000	12,062
Micro-Star International Co Ltd	2,374,800	6,286	Megacable Holdings SAB de CV	554,000	2,534
Radiant Opto-Electronics Corp	964,000	2,869			$14,596
Zhen Ding Technology Holding Ltd	1,483,000	4,262	TOTAL COMMON STOCKS		$532,242
		$13,417
Engineering & Construction - 0.49%
Grupo Aeroportuario del Centro Norte SAB de	470,900	2,683
CV
Food - 0.57%
Dino Polska SA (a),(b)	111,000	3,142

See accompanying notes.

     Schedule of Investments Origin Emerging Markets Fund February 28, 2019 (unaudited)

INVESTMENT COMPANIES - 3.11%	Shares Held Value (000's)
Money Market Funds - 3.11%
Principal Government Money Market Fund	17,090,552	$17,090
2.33%(c),(d)
TOTAL INVESTMENT COMPANIES		$17,090
Total Investments		$549,332
Other Assets and Liabilities - 0.05%		293
TOTAL NET ASSETS - 100.00%		$549,625

(a)	Non-income producing security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,142 or 0.57% of net assets.
(c)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Country	Percent
China	36.55%
Taiwan, Province Of China	12.43%
Russian Federation	7.83%
Brazil	7.70%
Hong Kong	7.61%
Korea, Republic Of	7.53%
Thailand	6.37%
India	3.98%
United States	3.11%
South Africa	1.29%
United Kingdom	1.24%
Mexico	0.95%
Turkey	0.68%
Hungary	0.66%
Malaysia	0.61%
Poland	0.57%
Indonesia	0.48%
Colombia	0.36%
Other Assets and Liabilities	0.05%
TOTAL NET ASSETS	100.00%

Affiliated Securities	August 31, 2018		Purchases		Sales	February 28, 2019
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.33%	$17,494			$149,894	$150,298	$17,090
	$17,494			$149,894	$150,298	$17,090

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.33%	$142	$	— $		— $	—
	$142	$	— $		— $	—
Amounts in thousands

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
February 28, 2019 (unaudited)

INVESTMENT COMPANIES - 3.80%		Shares Held Value (000's)		PREFERRED STOCKS (continued)		Shares Held Value (000’s)
Money Market Funds - 3.80%				Electric (continued)
Principal Government Money Market Fund		196,706,046	$196,706	Duke Energy Corp	5.13%, 01/15/2073	360,235	$8,779
2.33%(a),(b)				Entergy Arkansas LLC	4.90%, 12/01/2052	241,096	5,960
TOTAL INVESTMENT COMPANIES			$196,706	Entergy Louisiana LLC	4.70%, 06/01/2063	165,100	4,007
CONVERTIBLE PREFERRED STOCKS				Entergy Louisiana LLC	4.88%, 09/01/2066	25,000	622
- 0.67%		Shares Held Value (000's)		Entergy Louisiana LLC	5.25%, 07/01/2052	230,991	6,001
Banks - 0.67%				Entergy New Orleans LLC	5.00%, 12/01/2052	3,299	81
Wells Fargo & Co	7.50% (c)	27,052	$34,708	Entergy New Orleans LLC	5.50%, 04/01/2066	46,851	1,258
TOTAL CONVERTIBLE PREFERRED STOCKS			$34,708	Entergy Texas Inc 5.63%, 06/01/2064		15,618	410
PREFERRED STOCKS - 20.87%		Shares Held Value (000's)		Georgia Power Co	5.00%, 10/01/2077	275,000	6,897
Banks - 5.69%				Integrys Holding Inc 6.00%, 08/01/2073		57,600	1,449
AgriBank FCB 6.88%, 01/01/2024 (c)		61,700	6,386	3 Month USD LIBOR + 3.22%
3 Month USD LIBOR + 4.23%				Interstate Power & Light Co	5.10%, 04/04/2019	501,100	12,783
Bank of New York Mellon Corp/The 5.20%,		136,336	3,374	(c)
06/20/2019 (c)				NextEra Energy Capital Holdings Inc	5.00%,	491,093	11,320
BB&T Corp 5.63%, 06/01/2021 (c)		141,800	3,616	01/15/2073
Citigroup Inc 6.88%, 11/15/2023 (c)		493,542	13,355	NextEra Energy Capital Holdings Inc	5.13%,	662,215	15,628
3 Month USD LIBOR + 4.13%				11/15/2072
Citizens Financial Group Inc 6.35%, 04/06/2024		500	13	SCE Trust VI 5.00%, 06/26/2022 (c)		83,868	1,761
(c)				Southern Co/The 5.25%, 10/01/2076		111,000	2,760
3 Month USD LIBOR + 3.64%				Southern Co/The 5.25%, 12/01/2077		555,000	13,697
Cullen/Frost Bankers Inc 5.38%, 06/15/2019 (c)		241,889	6,340				$152,661
Goldman Sachs Group Inc/The	5.50%,	774,944	19,691	Food - 0.47%
05/10/2023 (c)				Dairy Farmers of America Inc	7.88%,	12,000	1,191
3 Month USD LIBOR + 3.64%				04/04/2019 (c),(d)
HSBC Holdings PLC 6.20%, 04/04/2019 (c)		1,975	51	Dairy Farmers of America Inc	7.88%,	232,500	23,075
Huntington Bancshares Inc/OH	5.88%,	325,787	8,666	12/01/2025 (c),(d)
10/15/2021 (c)							$24,266
Huntington Bancshares Inc/OH	6.25%,	1,050,000	26,891	Hand & Machine Tools - 0.55%
04/15/2021 (c)				Stanley Black & Decker Inc	5.75%, 07/25/2052	1,131,298	28,362
ING Groep NV	6.13%, 04/15/2019 (c)	17,631	452	Insurance - 2.71%
ING Groep NV	6.38%, 06/15/2019 (c)	703,652	18,042	Allstate Corp/The	5.10%, 01/15/2053	540,300	13,632
KeyCorp 6.13%, 12/15/2026 (c)		778,000	20,656	3 Month USD LIBOR + 3.17%
3 Month USD LIBOR + 3.89%				Allstate Corp/The	6.25%, 10/15/2019 (c)	181,500	4,774
M&T Bank Corp 6.38%, 04/04/2019 (c)		17,852	17,919	Allstate Corp/The	6.63%, 04/15/2019 (c)	380,000	9,610
M&T Bank Corp 6.38%, 04/04/2019 (c)		11,360	11,403	American Financial Group Inc/OH 6.25%,		250,786	6,480
Morgan Stanley	5.85%, 04/15/2027 (c)	341,505	8,643	09/30/2054
3 Month USD LIBOR + 3.49%				Arch Capital Group Ltd	5.25%, 09/29/2021 (c)	283,500	6,461
Morgan Stanley	7.13%, 10/15/2023 (c)	126,282	3,541	Arch Capital Group Ltd	5.45%, 08/17/2022 (c)	54,104	1,253
3 Month USD LIBOR + 4.32%				Axis Capital Holdings Ltd	5.50%, 11/07/2021 (c)	10,287	244
PNC Financial Services Group Inc/The 6.13%,		1,726,752	45,759	Axis Capital Holdings Ltd	5.50%, 04/04/2019 (c)	154,159	3,615
05/01/2022 (c)				Hartford Financial Services Group Inc/The		1,044,739	29,514
3 Month USD LIBOR + 4.07%				7.88%, 04/15/2042
State Street Corp	5.25%, 04/04/2019 (c)	1,421,238	35,346	3 Month USD LIBOR + 5.60%
State Street Corp	5.90%, 03/15/2024 (c)	241,300	6,274	Prudential PLC 6.75%, 04/04/2019 (c)		26,161	707
3 Month USD LIBOR + 3.11%				Reinsurance Group of America Inc 6.20%,		577,300	15,258
State Street Corp	6.00%, 12/15/2019 (c)	349,700	9,040	09/15/2042
US Bancorp 6.50%, 01/15/2022 (c)		197,845	5,411	3 Month USD LIBOR + 4.37%
3 Month USD LIBOR + 4.47%				RenaissanceRe Holdings Ltd	5.38%, 04/04/2019	550,975	12,700
Valley National Bancorp 6.25%, 06/30/2025 (c)		174,760	4,692	(c)
3 Month USD LIBOR + 3.85%				RenaissanceRe Holdings Ltd	6.08%, 04/04/2019	168,347	4,350
Webster Financial Corp 5.25%, 12/15/2022 (c)		194,856	4,577	(c)
Wells Fargo & Co	5.63%, 06/15/2022 (c)	195,171	4,881	WR Berkley Corp 5.63%, 04/30/2053		1,174,728	30,132
Wells Fargo & Co	5.85%, 09/15/2023 (c)	125,027	3,184	WR Berkley Corp 5.70%, 03/30/2058		3,100	77
3 Month USD LIBOR + 3.09%				WR Berkley Corp 5.75%, 06/01/2056		65,882	1,642
Wells Fargo & Co	6.63%, 03/15/2024 (c)	236,676	6,509				$140,449
3 Month USD LIBOR + 3.69%				REITs - 3.35%
			$294,712	Boston Properties Inc 5.25%, 04/04/2019 (c)		7,284	181
Diversified Financial Services - 0.28%				Digital Realty Trust Inc	5.88%, 04/04/2019 (c)	97,818	2,559
Capital One Financial Corp 6.00%, 04/04/2019		427,562	10,847	Digital Realty Trust Inc	6.35%, 08/24/2020 (c)	205,498	5,341
(c)				Digital Realty Trust Inc	7.38%, 04/01/2019 (c)	226,111	5,743
Charles Schwab Corp/The 6.00%, 12/01/2020 (c)		143,663	3,799	Federal Realty Investment Trust 5.00%,		49,250	1,138
			$14,646	09/29/2022(c)
Electric - 2.95%				Kimco Realty Corp	5.25%, 12/20/2022 (c)	397,387	8,953
Alabama Power Co 5.00%, 10/01/2022 (c)		572,000	14,220	Kimco Realty Corp	5.50%, 04/04/2019 (c)	591,922	14,277
CMS Energy Corp 5.88%, 03/01/2079		248,000	6,250	Kimco Realty Corp	5.63%, 04/04/2019 (c)	7,000	173
Dominion Energy Inc 5.25%, 07/30/2076		898,171	22,409	Kimco Realty Corp	6.00%, 04/04/2019 (c)	273,690	6,924
DTE Energy Co	5.25%, 12/01/2062	312,400	7,976	National Retail Properties Inc	5.20%, 10/11/2021	121,500	2,758
DTE Energy Co	5.25%, 12/01/2077	320,602	8,057	(c)
DTE Energy Co	5.38%, 06/01/2076	13,111	336

See accompanying notes.

     Schedule of Investments Preferred Securities Fund February 28, 2019 (unaudited)

PREFERRED STOCKS (continued)	Shares Held Value (000’s)	Principal
REITs (continued)	BONDS (continued)	Amount (000’s) Value (000’s)
National Retail Properties Inc	5.70%,	2,000	$49	Banks (continued)
04/04/2019	(c)	Bank of America Corp
Prologis Inc 8.54%, 11/13/2026 (c)	167,700	11,403	6.25%, 12/31/2049(c),(g)	$1,799	$1,903
PS Business Parks Inc	5.20%, 12/07/2022 (c)	3,332	76	3 Month USD LIBOR + 3.71%
PS Business Parks Inc	5.25%, 09/21/2022 (c)	57,755	1,383	6.30%, 12/31/2049(c),(g)	44,030	47,949
PS Business Parks Inc	5.70%, 04/04/2019 (c)	377,419	9,707	3 Month USD LIBOR + 4.55%
PS Business Parks Inc	5.75%, 04/04/2019 (c)	534,494	13,282	6.50%, 12/31/2049(c),(g)	71,285	77,344
Public Storage	0.00%, 03/11/2024 (c),(e),(f),(h)	250,000	6,250	3 Month USD LIBOR + 4.17%
Public Storage	4.90%, 10/14/2021 (c)	16,000	368	8.05%, 06/15/2027	6,312	7,706
Public Storage	4.95%, 07/20/2021 (c)	4,000	94	Bank of New York Mellon Corp/The
Public Storage	5.05%, 08/09/2022 (c)	184,903	4,475	4.62%, 12/31/2049(c),(g)	33,927	32,061
Public Storage	5.15%, 06/02/2022 (c)	2,000	48	3 Month USD LIBOR + 3.13%
Public Storage	5.20%, 04/04/2019 (c)	70,407	1,697	4.95%, 12/31/2049(c),(g)	75,800	76,848
Public Storage	5.88%, 12/02/2019 (c)	237,401	6,111	3 Month USD LIBOR + 3.42%
Public Storage	6.00%, 06/04/2019 (c)	575,214	14,743	Barclays Bank PLC
Public Storage	6.38%, 03/28/2019 (c)	130,861	3,315	7.63%, 11/21/2022	8,000	8,630
Senior Housing Properties Trust	5.63%,	112,466	2,554	Barclays PLC
08/01/2042	6.63%, 12/31/2049(c),(g)	14,178	14,125
Senior Housing Properties Trust	6.25%,	149,900	3,909	USD Swap Semi-Annual 5 Year + 5.02%
02/01/2046	7.75%, 12/31/2049(c),(g)	25,200	25,137
SITE Centers Corp	6.25%, 04/04/2019 (c)	18,610	470	USD Swap Semi-Annual 5 Year + 4.84%
SITE Centers Corp	6.38%, 06/05/2022 (c)	449,845	11,125	7.88%, 12/31/2049(c),(g)	9,000	9,439
Vornado Realty Trust	5.25%, 12/13/2022 (c)	390,261	8,816	USD Swap Semi-Annual 5 Year + 6.77%
Vornado Realty Trust	5.40%, 04/04/2019 (c)	192,362	4,632	BNP Paribas SA
Vornado Realty Trust	5.70%, 04/04/2019 (c)	827,575	20,689	7.00%, 12/31/2049(c),(d),(g)	2,500	2,500
$173,243	USD Swap Semi-Annual 5 Year + 3.98%
Savings & Loans - 0.07%	7.19%, 06/29/2049(c),(g)	13,400	14,288
People's United Financial Inc	5.63%, 12/15/2026	94,067	2,212	3 Month USD LIBOR + 1.29%
(c)	7.20%, 06/29/2049(c),(d),(g)	30,600	32,627
3 Month USD LIBOR + 4.02%	3 Month USD LIBOR + 1.29%
Sterling Bancorp/DE 6.50%, 10/15/2022 (c)	48,922	1,355	7.37%, 12/31/2049(c),(d),(g)	100	105
$3,567	USD Swap Semi-Annual 5 Year + 5.15%
Sovereign - 1.25%	7.37%, 12/31/2049(c),(g)	8,000	8,430
CoBank ACB 6.13%, 07/01/2019 (c)	8,000	806	USD Swap Semi-Annual 5 Year + 5.15%
CoBank ACB 6.20%, 01/01/2025 (c)	65,000	6,721	7.63%, 12/31/2049(c),(d),(g)	26,600	28,030
3 Month USD LIBOR + 3.74%	USD Swap Semi-Annual 5 Year + 6.31%
CoBank ACB 6.25%, 10/01/2022 (c)	296,500	30,540	7.63%, 12/31/2049(c),(g)	20,000	21,075
3 Month USD LIBOR + 4.56%	USD Swap Semi-Annual 5 Year + 6.31%
Farm Credit Bank of Texas 6.75%, 09/15/2023	258,000	26,445	Citigroup Capital III
(c),(d)	7.63%, 12/01/2036	2,700	3,362
3 Month USD LIBOR + 4.01%	Citigroup Inc
$64,512	5.95%, 12/29/2049(c),(g)	24,100	24,583
Telecommunications - 3.55%	3 Month USD LIBOR + 4.07%
Centaur Funding Corp	0.00%, 04/21/2020 (d),(e)	26,500	24,512	5.95%, 12/31/2049(c),(g)	9,000	9,112
Centaur Funding Corp	9.08%, 04/21/2020 (a),(d)	96,166	100,494	3 Month USD LIBOR + 4.10%
Telephone & Data Systems Inc	6.63%,	196,764	5,031	5.95%, 12/31/2049(c),(g)	12,457	12,550
03/31/2045	3 Month USD LIBOR + 3.91%
Telephone & Data Systems Inc	7.00%,	1,165,099	30,339	6.13%, 12/31/2049(c),(g)	47,300	48,187
03/15/2060	3 Month USD LIBOR + 4.48%
United States Cellular Corp 6.95%, 05/15/2060	72,489	1,822	6.25%, 12/31/2049(c),(g)	86,582	91,012
Verizon Communications Inc	5.90%, 02/15/2054	862,537	21,667	3 Month USD LIBOR + 4.52%
$183,865	Citizens Financial Group Inc
TOTAL PREFERRED STOCKS	$1,080,283	5.50%, 12/31/2049(c),(g)	7,500	7,597
Principal	3 Month USD LIBOR + 3.96%
BONDS - 75.40%	Amount (000's) Value (000's)	6.38%, 12/31/2049(c),(g)	1,400	1,388
3 Month USD LIBOR + 3.16%
Automobile Manufacturers - 0.22%	Corestates Capital III
General Motors Financial Co Inc	3.25%, 02/15/2027(d)	6,721	6,217
5.75%, 12/31/2049(c),(g)	$12,700	$11,123	3 Month USD LIBOR + 0.57%
3 Month USD LIBOR + 3.60%	Credit Agricole SA
Banks - 41.58%	7.88%, 12/31/2049(c),(d),(g)	8,000	8,584
Australia & New Zealand Banking Group Ltd/	USD Swap Semi-Annual 5 Year + 4.90%
United Kingdom	8.38%, 12/31/2049(c),(d),(g)	3,000	3,075
6.75%, 12/31/2049(c),(d),(g)	5,000	5,252	3 Month USD LIBOR + 6.98%
USD Swap Rate NY 5 Year + 5.17%	Credit Suisse AG
6.75%, 12/31/2049(c),(g)	2,700	2,836	6.50%, 08/08/2023(d)	29,754	31,792
USD Swap Rate NY 5 Year + 5.17%	6.50%, 08/08/2023	6,000	6,411

See accompanying notes.

     Schedule of Investments Preferred Securities Fund February 28, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)			Banks (continued)
Credit Suisse Group AG			Lloyds Banking Group PLC
6.25%, 12/31/2049(c),(d),(g)	$9,100	$9,118	6.41%, 01/29/2049(c),(d),(g)	$32,174	$32,094
USD Swap Semi-Annual 5 Year + 3.46%			3 Month USD LIBOR + 1.50%
6.25%, 12/31/2049(c),(g)	1,475	1,478	6.66%, 01/29/2049(c),(d),(g)	61,185	62,103
USD Swap Semi-Annual 5 Year + 3.46%			3 Month USD LIBOR + 1.27%
7.50%, 12/31/2049(c),(g)	3,000	3,208	7.50%, 12/31/2049(c),(g)	47,496	48,968
USD Swap Semi-Annual 5 Year + 4.60%			USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 12/31/2049(c),(d),(g)	72,040	77,045	M&T Bank Corp
USD Swap Semi-Annual 5 Year + 4.60%			5.12%, 12/31/2049(c),(g)	12,500	12,391
Danske Bank A/S			3 Month USD LIBOR + 3.52%
6.13%, 12/31/2049(c),(g)	2,500	2,297	6.45%, 12/31/2049(c),(g)	6,615	7,045
USD Swap Semi-Annual 7 Year + 3.90%			3 Month USD LIBOR + 3.61%
Dresdner Funding Trust I			Morgan Stanley
8.15%, 06/30/2031(d)	2,000	2,483	5.55%, 12/31/2049(c),(g)	8,500	8,532
8.15%, 06/30/2031	5,682	7,056	3 Month USD LIBOR + 3.81%
Fifth Third Bancorp			Nordea Bank Abp
5.10%, 12/31/2049(c),(g)	1,403	1,340	6.13%, 12/31/2049(c),(d),(g)	42,131	41,130
3 Month USD LIBOR + 3.03%			USD Swap Semi-Annual 5 Year + 3.39%
First Maryland Capital I			6.13%, 12/31/2049(c),(g)	1,800	1,757
3.79%, 01/15/2027	2,000	1,845	USD Swap Semi-Annual 5 Year + 3.39%
3 Month USD LIBOR + 1.00%			Northern Trust Corp
First Union Capital II			4.60%, 12/31/2049(c),(g)	4,400	4,246
7.95%, 11/15/2029	3,700	4,687	3 Month USD LIBOR + 3.20%
Goldman Sachs Group Inc/The			NTC Capital I
5.38%, 12/31/2049(c),(g)	3,800	3,828	3.31%, 01/15/2027	1,500	1,380
3 Month USD LIBOR + 3.92%			3 Month USD LIBOR + 0.52%
5.70%, 12/31/2049(c),(g)	39,795	39,795	NTC Capital II
3 Month USD LIBOR + 3.88%			3.38%, 04/15/2027	1,500	1,380
HSBC Capital Funding Dollar 1 LP			3 Month USD LIBOR + 0.59%
10.18%, 12/29/2049(c),(g)	15,200	22,287	PNC Financial Services Group Inc/The
3 Month USD LIBOR + 4.98%			6.75%, 07/29/2049(c),(g)	37,635	40,159
10.18%, 12/29/2049(c),(d),(g)	44,542	65,310	3 Month USD LIBOR + 3.68%
3 Month USD LIBOR + 4.98%			RBS Capital Trust II
HSBC Holdings PLC			6.43%, 12/29/2049(c),(g)	2,750	3,365
6.00%, 12/31/2049(c),(g)	20,100	19,572	3 Month USD LIBOR + 1.94%
USD Swap Rate NY 5 Year + 3.75%			Royal Bank of Scotland Group PLC
6.50%, 12/31/2049(c),(g)	25,600	25,200	5.12%, 03/29/2049(c)	1,900	1,767
USD Swap Rate NY 5 Year + 3.61%			3 Month USD LIBOR + 2.32%
6.87%, 12/31/2049(c),(g)	42,000	43,627	7.50%, 12/31/2049(c),(g)	46,281	47,369
USD Swap Rate NY 5 Year + 5.51%			USD Swap Semi-Annual 5 Year + 5.80%
Huntington Bancshares Inc/OH			7.65%, 08/29/2049(c),(g)	28,946	36,182
5.70%, 12/31/2049(c),(g)	1,100	1,059	3 Month USD LIBOR + 2.50%
3 Month USD LIBOR + 2.88%			8.00%, 12/31/2049(c),(g)	6,825	7,252
ING Groep NV			USD Swap Semi-Annual 5 Year + 5.72%
6.50%, 12/31/2049(c),(g)	35,300	35,176	8.62%, 12/29/2049(c),(g)	8,000	8,578
USD Swap Semi-Annual 5 Year + 4.45%			USD Swap Semi-Annual 5 Year + 7.60%
JPMorgan Chase & Co			Skandinaviska Enskilda Banken AB
5.30%, 12/31/2049(c),(g)	12,000	12,217	5.63%, 12/31/2049(c),(g)	5,000	4,869
3 Month USD LIBOR + 3.80%			USD Swap Semi-Annual 5 Year + 3.49%
6.10%, 12/31/2049(c),(g)	10,750	11,167	5.75%, 12/31/2049(c),(g)	8,100	8,044
3 Month USD LIBOR + 3.33%			USD Swap Semi-Annual 5 Year + 3.85%
6.13%, 12/31/2049(c),(g)	7,706	8,014	Societe Generale SA
3 Month USD LIBOR + 3.33%			6.75%, 12/31/2049(c),(g)	8,300	7,522
6.22%, 04/29/2049(c)	35,500	35,669	USD Swap Semi-Annual 5 Year + 3.93%
3 Month USD LIBOR + 3.47%			6.75%, 12/31/2049(c),(d),(g)	6,150	5,573
6.75%, 12/31/2049(c),(g)	136,607	150,190	USD Swap Semi-Annual 5 Year + 3.93%
3 Month USD LIBOR + 3.78%			7.38%, 12/31/2049(c),(d),(g)	3,900	3,871
KeyCorp			USD Swap Semi-Annual 5 Year + 4.30%
5.00%, 12/31/2049(c),(g)	20,101	19,297	7.38%, 12/31/2049(c),(d),(g)	13,100	13,559
3 Month USD LIBOR + 3.61%			USD Swap Semi-Annual 5 Year + 6.24%
KeyCorp Capital III			7.88%, 12/31/2049(c),(g)	14,000	14,490
7.75%, 07/15/2029	3,500	4,364	USD Swap Semi-Annual 5 Year + 4.98%
Lloyds Bank PLC			7.88%, 12/31/2049(c),(d),(g)	500	517
12.00%, 12/29/2049(c),(g)	35,889	43,411	USD Swap Semi-Annual 5 Year + 4.98%
3 Month USD LIBOR + 11.76%			8.00%, 12/31/2049(c),(d),(g)	16,800	17,724
12.00%, 12/29/2049(c),(d),(g)	29,550	35,743	USD Swap Rate NY 5 Year + 5.87%
3 Month USD LIBOR + 11.76%

See accompanying notes.

     Schedule of Investments Preferred Securities Fund February 28, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)			Electric - 2.90%
Standard Chartered PLC			Emera Inc
7.01%, 07/29/2049(c),(d),(g)	$41,500	$44,353	6.75%, 06/15/2076(g)	$50,095	$51,848
3 Month USD LIBOR + 1.46%			3 Month USD LIBOR + 5.44%
7.01%, 07/29/2049(c),(g)	25,600	27,360	Enel SpA
3 Month USD LIBOR + 1.46%			8.75%, 09/24/2073(d),(g)	43,300	46,981
7.50%, 12/31/2049(c),(d),(g)	17,700	18,497	USD Swap Semi-Annual 5 Year + 5.88%
USD Swap Semi-Annual 5 Year + 6.30%			NextEra Energy Capital Holdings Inc
7.50%, 12/31/2049(c),(g)	5,700	5,957	4.80%, 12/01/2077(g)	3,100	2,713
USD Swap Semi-Annual 5 Year + 6.30%			3 Month USD LIBOR + 2.41%
7.75%, 12/31/2049(c),(d),(g)	11,000	11,523	4.86%, 10/01/2066	23,474	20,305
USD Swap Semi-Annual 5 Year + 5.72%			3 Month USD LIBOR + 2.07%
State Street Corp			4.91%, 06/15/2067	8,920	7,760
5.25%, 12/31/2049(c),(g)	4,000	4,050	3 Month USD LIBOR + 2.13%
3 Month USD LIBOR + 3.60%			PPL Capital Funding Inc
SunTrust Banks Inc			5.47%, 03/30/2067	15,375	13,991
5.63%, 12/31/2049(c),(g)	4,400	4,461	3 Month USD LIBOR + 2.67%
3 Month USD LIBOR + 3.86%			Southern Co/The
SunTrust Capital I			5.50%, 03/15/2057(g)	6,500	6,537
3.35%, 05/15/2027	10,900	10,137	3 Month USD LIBOR + 3.63%
3 Month USD LIBOR + 0.67%					$150,135
Svenska Handelsbanken AB			Food - 0.16%
5.25%, 12/31/2049(c),(g)	29,400	29,143	Dairy Farmers of America Inc
USD Swap Semi-Annual 5 Year + 3.34%			7.13%, 12/31/2049(c),(d)	8,700	8,145
Swedbank AB			Gas - 0.33%
6.00%, 12/31/2049(c),(g)	5,200	5,077	NiSource Inc
USD Swap Semi-Annual 5 Year + 4.11%			5.65%, 12/31/2049(c),(d),(g)	17,900	17,273
UBS Group Funding Switzerland AG			US Treasury Yield Curve Rate T Note
6.87%, 12/31/2049(c),(g)	12,078	12,425	Constant Maturity 5 Year + 2.84%
USD Swap Rate NY 5 Year + 5.50%			Insurance - 24.01%
6.88%, 12/31/2049(c),(g)	11,933	11,993	ACE Capital Trust II
USD Swap Semi-Annual 5 Year + 4.59%			9.70%, 04/01/2030	14,970	20,209
7.00%, 12/31/2049(c),(g)	20,700	21,968	AIG Life Holdings Inc
USD Swap Semi-Annual 5 Year + 4.87%			8.50%, 07/01/2030	31,200	38,064
7.00%, 12/31/2049(c),(d),(g)	13,000	13,091	Allstate Corp/The
USD Swap Semi-Annual 5 Year + 4.34%			5.75%, 08/15/2053(g)	2,654	2,681
7.13%, 12/31/2049(c),(g)	1,757	1,783	3 Month USD LIBOR + 2.94%
USD Swap Semi-Annual 5 Year + 5.46%			6.50%, 05/15/2067(g)	11,905	12,738
UniCredit SpA			3 Month USD LIBOR + 2.12%
8.00%, 12/31/2049(c),(g)	12,700	11,811	American International Group Inc
USD Swap Semi-Annual 5 Year + 5.18%			5.75%, 04/01/2048(g)	41,000	38,027
US Bancorp			3 Month USD LIBOR + 2.87%
5.12%, 12/31/2049(c),(g)	21,400	21,694	8.18%, 05/15/2068(g)	22,300	25,868
3 Month USD LIBOR + 3.49%			3 Month USD LIBOR + 4.20%
USB Realty Corp			Aon Corp
3.93%, 12/29/2049(c),(d)	1,500	1,305	8.21%, 01/01/2027	4,750	5,557
3 Month USD LIBOR + 1.15%			Aquarius & Investments Plc for Swiss
Wells Fargo & Co			Reinsurance Co Ltd
5.87%, 12/31/2049(c),(g)	50,300	53,192	6.37%, 09/01/2024(g)	11,800	11,932
3 Month USD LIBOR + 3.99%			USD Swap Semi-Annual 5 Year + 5.21%
6.56%, 12/31/2049(c)	43,100	43,423	Argentum Netherlands BV for Swiss Re Ltd
3 Month USD LIBOR + 3.77%			5.63%, 08/15/2052(g)	36,200	36,572
		$2,151,748	3 Month USD LIBOR + 3.78%
Diversified Financial Services - 2.07%			5.75%, 08/15/2050(g)	19,400	19,982
Capital One Financial Corp			3 Month USD LIBOR + 3.59%
5.55%, 12/31/2049(c),(g)	20,430	20,815	Argentum Netherlands BV for Zurich Insurance
3 Month USD LIBOR + 3.80%			Co Ltd
Charles Schwab Corp/The			5.12%, 06/01/2048(g)	6,290	6,268
7.00%, 02/28/2049(c),(g)	28,358	30,237	US Treasury Yield Curve Rate T Note
3 Month USD LIBOR + 4.82%			Constant Maturity 5 Year + 3.27%
Depository Trust & Clearing Corp/The			AXA SA
4.88%, 12/31/2049(c),(d),(g)	35,350	35,261	6.38%, 12/29/2049(c),(d),(g)	27,793	29,634
3 Month USD LIBOR + 3.17%			3 Month USD LIBOR + 2.26%
National Rural Utilities Cooperative Finance Corp			8.60%, 12/15/2030	8,565	11,175
5.25%, 04/20/2046(g)	21,300	20,928	Catlin Insurance Co Ltd
3 Month USD LIBOR + 3.63%			5.74%, 07/29/2049(c),(d)	46,336	44,598
		$107,241	3 Month USD LIBOR + 2.98%

See accompanying notes.

     Schedule of Investments Preferred Securities Fund February 28, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Insurance (continued)			Insurance (continued)
Cloverie PLC for Swiss Re Corporate Solutions			Prudential Financial Inc
Ltd			5.63%, 06/15/2043(g)	$65,265	$67,712
4.50%, 09/11/2044(g)	$20,000	$19,540	3 Month USD LIBOR + 3.92%
USD Swap Semi-Annual 10 Year + 2.91%			5.88%, 09/15/2042(g)	20,401	21,528
Cloverie PLC for Zurich Insurance Co Ltd			3 Month USD LIBOR + 4.18%
5.63%, 06/24/2046(g)	5,000	5,263	Prudential PLC
3 Month USD LIBOR + 4.92%			6.50%, 10/20/2048(g)	9,700	10,226
Dai-ichi Life Insurance Co Ltd/The			US Treasury Yield Curve Rate T Note
7.25%, 12/29/2049(c),(d),(g)	13,250	14,211	Constant Maturity 5 Year + 4.41%
3 Month USD LIBOR + 4.56%			Reinsurance Group of America Inc
Everest Reinsurance Holdings Inc			5.45%, 12/15/2065	25,323	22,158
5.07%, 05/01/2067	27,820	24,203	3 Month USD LIBOR + 2.67%
3 Month USD LIBOR + 2.39%			Sompo Japan Nipponkoa Insurance Inc
Great-West Life & Annuity Insurance Capital LP			5.33%, 03/28/2073(d),(g)	60,300	62,109
6.63%, 11/15/2034(d)	7,000	7,686	3 Month USD LIBOR + 4.27%
Hartford Financial Services Group Inc/The			Sumitomo Life Insurance Co
4.81%, 02/12/2067(d)	15,885	13,602	6.50%, 09/20/2073(d),(g)	15,500	16,771
3 Month USD LIBOR + 2.13%			3 Month USD LIBOR + 4.44%
Legal & General Group PLC			Voya Financial Inc
5.25%, 03/21/2047(g)	45,554	43,591	5.65%, 05/15/2053(g)	45,326	44,841
USD Swap Semi-Annual 5 Year + 3.69%			3 Month USD LIBOR + 3.58%
Liberty Mutual Group Inc			6.13%, 12/31/2049(c),(g)	9,250	9,343
5.69%, 03/07/2067(d)	13,738	13,051	US Treasury Yield Curve Rate T Note
3 Month USD LIBOR + 2.91%			Constant Maturity 5 Year + 3.36%
7.80%, 03/07/2087(d)	76,240	86,914	XLIT Ltd
3 Month USD LIBOR + 3.58%			5.24%, 12/31/2049(c)	14,350	13,489
Liberty Mutual Insurance Co			3 Month USD LIBOR + 2.46%
7.70%, 10/15/2097(d)	20,025	25,715			$1,242,594
Lincoln National Corp			Mining - 0.53%
4.80%, 04/20/2067	60,769	49,223	BHP Billiton Finance USA Ltd
3 Month USD LIBOR + 2.04%			6.75%, 10/19/2075(d),(g)	25,042	27,470
5.04%, 05/17/2066	14,209	12,220	USD Swap Semi-Annual 5 Year + 5.09%
3 Month USD LIBOR + 2.36%			Pipelines - 1.60%
Meiji Yasuda Life Insurance Co			Enbridge Inc
5.10%, 04/26/2048(d),(g)	13,800	14,076	6.25%, 03/01/2078(g)	13,298	13,080
USD Swap Rate NY 5 Year + 3.15%			3 Month USD LIBOR + 3.64%
5.20%, 10/20/2045(d),(g)	14,545	14,909	Enterprise Products Operating LLC
USD Swap Semi-Annual 5 Year + 4.23%			5.25%, 08/16/2077(g)	40,800	37,413
MetLife Capital Trust IV			3 Month USD LIBOR + 3.03%
7.88%, 12/15/2067(d)	24,540	29,868	5.38%, 02/15/2078(g)	5,000	4,377
MetLife Inc			3 Month USD LIBOR + 2.57%
5.25%, 12/31/2049(c),(g)	1,000	1,007	TransCanada PipeLines Ltd
3 Month USD LIBOR + 3.58%			4.89%, 05/15/2067	8,461	7,213
6.40%, 12/15/2066	10,770	11,416	3 Month USD LIBOR + 2.21%
3 Month USD LIBOR + 2.21%			Transcanada Trust
9.25%, 04/08/2068(d)	49,075	65,024	5.63%, 05/20/2075(g)	3,800	3,667
3 Month USD LIBOR + 5.54%			3 Month USD LIBOR + 3.53%
10.75%, 08/01/2069	50,223	74,832	5.87%, 08/15/2076(g)	17,300	17,214
Mitsui Sumitomo Insurance Co Ltd			3 Month USD LIBOR + 4.64%
0.00%, 12/31/2049(c),(d),(e),(f),(g)	6,800	6,827			$82,964
USD Swap Semi-Annual 5 Year + 3.26%			Sovereign - 0.39%
7.00%, 03/15/2072(d),(g)	10,700	11,481	CoBank ACB
3 Month USD LIBOR + 5.90%			6.25%, 12/31/2049(c),(g)	16,400	16,974
MMI Capital Trust I			3 Month USD LIBOR + 4.66%
7.63%, 12/15/2027	1,073	1,291	Farm Credit Bank of Texas
Nationwide Financial Services Inc			6.20%, 12/31/2049(c),(d),(g)	3,000	2,940
6.75%, 05/15/2087	79,015	80,595	3 Month USD LIBOR + 3.22%
Nippon Life Insurance Co					$19,914
4.70%, 01/20/2046(d),(g)	5,000	5,013
USD Swap Rate NY 5 Year + 3.75%			Telecommunications - 0.86%
5.10%, 10/16/2044(d),(g)	27,300	27,983	Koninklijke KPN NV
USD Swap Rate NY 5 Year + 3.65%			7.00%, 03/28/2073(d),(g)	13,126	13,585
Progressive Corp/The			USD Swap Semi-Annual 10 Year + 5.33%
5.38%, 12/31/2049(c),(g)	6,750	6,699	7.00%, 03/28/2073(g)	8,000	8,280
3 Month USD LIBOR + 2.54%			USD Swap Semi-Annual 10 Year + 5.33%
Provident Financing Trust I			Vodafone Group PLC
7.41%, 03/15/2038	4,685	4,872	6.25%, 10/03/2078(g)	23,600	22,712
			USD Swap Semi-Annual 5 Year + 3.05%
					$44,577

See accompanying notes.

     Schedule of Investments Preferred Securities Fund February 28, 2019 (unaudited)

	Principal		(f) Security purchased on a when-issued basis.
BONDS (continued)	Amount (000’s)	Value (000’s)	(g)	Rate shown is as of period end. The rate may be a variable or floating rate or
Transportation - 0.75%			a fixed rate which may convert to a variable or floating rate in the future.
BNSF Funding Trust I			(h)	Fair value of these investments is determined in good faith by the Manager
6.61%, 12/15/2055(g)	$35,709	$38,566	under procedures established and periodically reviewed by the Board of
3 Month USD LIBOR + 2.35%			Directors. Certain inputs used in the valuation may be unobservable; however,
TOTAL BONDS		$3,901,750	each security is evaluated individually for purposes of ASC 820 which results
TOTAL PURCHASED OPTIONS - 0.07%		$3,719	in not all securities being identified as Level 3 of the fair value hierarchy. At
Total Investments		$5,217,166	the end of the period, the fair value of these securities totaled $6,250 or 0.12%
Other Assets and Liabilities - (0.81)%		(42,099)	of net assets.
TOTAL NET ASSETS - 100.00%		$5,175,067

			Portfolio Summary (unaudited)
(a)	Affiliated Security. Security is either an affiliate (and registered under the		Sector	Percent
Investment Company Act of 1940) or an affiliate as defined by the Investment			Financial	80.43%
Company Act of 1940 (controls 5.0% or more of the outstanding voting			Utilities	6.18%
shares of the security). Please see affiliated sub-schedule for transactional			Communications	4.41%
information.			Investment Companies	3.80%
(b) Current yield shown is as of period end.			Government	1.64%
(c)	Perpetual security. Perpetual securities pay an indefinite stream of interest,		Energy	1.60%
but they may be called by the issuer at an earlier date. Date shown, if any,			Industrial	1.30%
reflects the next call date or final legal maturity date. Rate shown is as of			Consumer, Non-cyclical	0.63%
period end.			Basic Materials	0.53%
(d)	Security exempt from registration under Rule 144A of the Securities Act of		Consumer, Cyclical	0.22%
1933. These securities may be resold in transactions exempt from registration,			Purchased Options	0.07%
normally to qualified institutional buyers. At the end of the period, the value of			Other Assets and Liabilities	(0.81)%
these securities totaled $1,390,065 or 26.86% of net assets.			TOTAL NET ASSETS	100.00%
(e) Non-income producing security

Affiliated Securities		August 31, 2018					Purchases	Sales	February 28, 2019
		Value					Cost	Proceeds		Value
Centaur Funding Corp 9.08%, 04/21/2020		$111,136		$			— $	4,769 $				100,494
Principal Government Money Market Fund 2.33%			471		589,510			393,275				196,706
		$111,607			$589,510			$398,044 $				297,200

			Realized Gain/Loss				Realized Gain from		Change in Unrealized
		Income	on Investments				Capital Gain Distributions			Gain/Loss
Centaur Funding Corp 9.08%, 04/21/2020		$2,285			$191	$		— $				(6,064)
Principal Government Money Market Fund 2.33%		579			—			—				—
		$2,864			$191	$		— $				(6,064)
Amounts in thousands

Options

								Upfront				Unrealized
		Contracts/						Payments/		Appreciation/
Purchased Options Outstanding	Counterparty	Shares	Notional Amount		Exercise Price		Expiration Date	(Premiums)		Fair Value		(Depreciation)
Call - US Long Bond Future; June	N/A	304 $	304		$145.00		03/04/2019	$15	$	— $		(15)
2019
Call - US Long Bond Future; June	N/A	2,000 $	2,000		$148.00		03/25/2019	596		156		(440)
2019
Call - US Long Bond Future; June	N/A	1,696 $	1,696		$146.00		03/04/2019	826		—		(826)
2019
Put - US Long Bond Future; June	N/A	2,000 $	2,000		$146.00		03/04/2019	1,326		3,063		1,737
2019
Put - US Long Bond Future; June	N/A	2,000 $	2,000		$142.50		03/25/2019	568		500		(68)
2019
Total								$3,331		$3,719		$388
								Upfront				Unrealized
		Contracts/						Payments/		Appreciation/
Written Options Outstanding	Counterparty	Shares	Notional Amount		Exercise Price		Expiration Date	(Premiums)		Fair Value		(Depreciation)
Call - US Long Bond Future; June	N/A	2,000 $	2,000		$146.00		03/25/2019	$(1,834	)$	(656	)$	1,178
2019
Call - US Long Bond Future; June	N/A	2,000 $	2,000		$148.00		03/04/2019	(57)		—		57
2019
Put - US Long Bond Future; June	N/A	1,500 $	1,500		$144.00		03/04/2019	(74)		(117)		(43)
2019

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
February 28, 2019 (unaudited)

Options (continued)

						Upfront				Unrealized
		Contracts/				Payments/		Appreciation/
Written Options Outstanding	Counterparty	Shares	Notional Amount	Exercise Price	Expiration Date	(Premiums)		Fair Value		(Depreciation)
Put - US Long Bond Future; June	N/A	2,000 $	2,000	$144.50	03/25/2019	$(1,870	)$	(1,750	)$	120
2019
Total						$(3,835	)$	(2,523	)$	1,312
Amounts in thousands except contracts/shares.

Futures Contracts

Description and Expiration Date		Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
US Long Bond; June 2019		Long	500		$72,234 $					(114)
Total					$					(114)

Amounts in thousands except contracts.

See accompanying notes.

     Schedule of Investments Real Estate Debt Income Fund February 28, 2019 (unaudited)

INVESTMENT COMPANIES - 4.47%	Shares Held Value (000's)			Principal
Money Market Funds - 4.47%			BONDS (continued)	Amount (000’s) Value (000’s)
Principal Government Money Market Fund	5,834,648	$5,835	Commercial Mortgage Backed Securities (continued)
2.33%(a),(b)			DBJPM 16-C3 Mortgage Trust
TOTAL INVESTMENT COMPANIES		$5,835	1.50%, 09/10/2049(c),(d)	$17,167	$1,506
	Principal		Freddie Mac Multifamily Structured Pass
BONDS - 97.10%	Amount (000's) Value (000's)		Through Certificates
Commercial Mortgage Backed Securities - 97.10%			0.95%, 08/25/2023(c),(d)	70,924	2,432
Banc of America Commercial Mortgage Trust			1.09%, 01/25/2021(c),(d)	18,857	336
2008-1			GS Mortgage Securities Trust 2010-C1
6.79%, 02/10/2051(c)	$86	$86	1.35%, 08/10/2043(c),(d),(e)	23,814	352
Banc of America Commercial Mortgage Trust			GS Mortgage Securities Trust 2011-GC3
2016-UBS10			0.66%, 03/10/2044(c),(d),(e)	21,758	255
1.98%, 07/15/2049(c),(d)	26,420	2,372	GS Mortgage Securities Trust 2013-GCJ14
Banc of America Commercial Mortgage Trust			4.75%, 08/10/2046(c),(e)	4,750	4,577
2017-BNK3			GS Mortgage Securities Trust 2014-GC22
1.13%, 02/15/2050(c),(d)	24,193	1,597	0.99%, 06/12/2047(c),(d)	17,511	642
BANK 2017-BNK4			4.69%, 06/10/2047(c)	3,225	3,280
3.36%, 05/15/2050(e)	2,500	2,098	GS Mortgage Securities Trust 2015-GC34
BANK 2017-BNK5			4.47%, 10/10/2048(c)	2,000	2,051
3.08%, 06/15/2060(c),(e)	3,000	2,471	GS Mortgage Securities Trust 2016-GS2
BANK 2019-BNK16			3.76%, 05/10/2049(c)	2,500	2,501
4.79%, 02/15/2052	2,000	2,036	JP Morgan Chase Commercial Mortgage
BBCMS Mortgage Trust 2018-C2			Securities Trust 2010-C1
4.75%, 12/15/2051(c)	5,000	5,302	5.95%, 06/15/2043(e)	1,500	1,518
BENCHMARK 2018-B1 Mortgage Trust			JP Morgan Chase Commercial Mortgage
2.75%, 01/15/2051(e)	1,000	793	Securities Trust 2011-C5
BENCHMARK 2018-B2 Mortgage Trust			5.37%, 08/15/2046(c),(e)	1,200	1,243
0.43%, 02/15/2051(c),(d)	46,821	1,308	JP Morgan Chase Commercial Mortgage
1.50%, 02/15/2051(c),(d),(e)	5,181	558	Securities Trust 2016-JP3
BENCHMARK 2018-B3 Mortgage Trust			1.44%, 08/15/2049(c),(d)	17,660	1,442
1.50%, 04/10/2051(c),(d),(e)	3,680	399	JPMBB Commercial Mortgage Securities Trust
3.06%, 04/10/2051(e)	2,000	1,702	2013-C15
BENCHMARK 2018-B4			5.20%, 11/15/2045(c),(e)	2,500	2,493
4.12%, 07/15/2051	2,500	2,611	JPMBB Commercial Mortgage Securities Trust
CFCRE Commercial Mortgage Trust 2011-C2			2014-C19
1.20%, 12/15/2047(c),(d),(e)	7,301	154	4.66%, 04/15/2047(c)	2,500	2,553
CGMS Commercial Mortgage Trust 2017-B1			JPMBB Commercial Mortgage Securities Trust
0.85%, 08/15/2050(c),(d)	23,984	1,291	2014-C21
Citigroup Commercial Mortgage Trust			1.02%, 08/15/2047(c),(d)	24,136	1,044
2013-GC15			JPMBB Commercial Mortgage Securities Trust
5.22%, 09/10/2046(c),(e)	2,010	2,008	2014-C24
Citigroup Commercial Mortgage Trust 2016-C1			3.89%, 11/15/2047(c),(e)	1,000	879
1.91%, 05/10/2049(c),(d)	28,105	2,962	JPMCC Commercial Mortgage Securities Trust
3.51%, 05/10/2049	2,500	2,472	2017-JP6
Citigroup Commercial Mortgage Trust 2017-C4			4.60%, 07/15/2050(c),(e)	4,000	3,927
4.10%, 10/12/2050(c)	3,000	3,027	JPMCC Commercial Mortgage Securities Trust
COMM 2013-CCRE11 Mortgage Trust			2019-COR4
0.94%, 08/10/2050(c),(d)	22,977	852	1.12%, 03/10/2052(c),(d)	22,940	2,001
COMM 2013-CCRE6 Mortgage Trust			LB Commercial Mortgage Trust 2007-C3
1.06%, 03/10/2046(c),(d)	9,775	297	6.09%, 07/15/2044(c)	331	335
COMM 2014-CCRE17 Mortgage Trust			Morgan Stanley Bank of America Merrill Lynch
4.80%, 05/10/2047(c),(e)	1,600	1,535	Trust 2013-C9
COMM 2014-UBS3 Mortgage Trust			3.71%, 05/15/2046(c)	1,670	1,672
4.78%, 06/10/2047(c)	1,000	1,004	4.13%, 05/15/2046(c),(e)	4,000	3,786
COMM 2014-UBS5 Mortgage Trust			Morgan Stanley Bank of America Merrill Lynch
3.50%, 09/10/2047(e)	1,000	837	Trust 2014-C14
COMM 2015-LC19 Mortgage Trust			1.02%, 02/15/2047(c),(d)	16,377	588
2.87%, 02/10/2048(e)	1,000	874	Morgan Stanley Bank of America Merrill Lynch
COMM 2015-LC23 Mortgage Trust			Trust 2014-C15
3.65%, 10/10/2048(c),(e)	2,000	1,861	0.98%, 04/15/2047(c),(d)	48,693	1,955
4.65%, 10/10/2048(c)	1,000	1,011	4.91%, 04/15/2047(c)	1,000	1,035
COMM 2018-COR3 Mortgage Trust			Morgan Stanley Bank of America Merrill Lynch
4.23%, 05/10/2051	2,500	2,615	Trust 2015-C20
4.56%, 05/10/2051(c)	3,115	3,136	4.16%, 02/15/2048	1,000	1,012
Credit Suisse Commercial Mortgage Trust Series			Morgan Stanley Bank of America Merrill Lynch
2007-C1			Trust 2015-C25
5.42%, 02/15/2040	15	15	1.12%, 10/15/2048(c),(d)	29,303	1,583
CSAIL 2017-CX10 Commercial Mortgage Trust			Morgan Stanley Bank of America Merrill Lynch
0.73%, 11/15/2050(c),(d)	17,625	856	Trust 2017-C33
			1.44%, 05/15/2050(c),(d)	23,863	1,806

See accompanying notes.

     Schedule of Investments Real Estate Debt Income Fund February 28, 2019 (unaudited)

	Principal		(a)	Affiliated Security. Security is either an affiliate (and registered under the
BONDS (continued)	Amount (000’s) Value (000’s)			Investment Company Act of 1940) or an affiliate as defined by the Investment
Commercial Mortgage Backed Securities (continued)				Company Act of 1940 (controls 5.0% or more of the outstanding voting
Morgan Stanley Capital I 2017-HR2				shares of the security). Please see affiliated sub-schedule for transactional
2.73%, 12/15/2050	$1,900	$1,553		information.
Morgan Stanley Capital I Trust 2016-UB11			(b)	Current yield shown is as of period end.
3.50%, 08/15/2049(c),(e)	2,554	2,236	(c)	Certain variable rate securities are not based on a published reference rate
Morgan Stanley Capital I Trust 2016-UBS9				and spread but are determined by the issuer or agent and are based on current
4.70%, 03/15/2049(c)	500	508		market conditions. These securities do not indicate a reference rate and
SG Commercial Mortgage Securities Trust				spread in their description. Rate shown is the rate in effect as of period end.
2016-C5			(d)	Security is an Interest Only Strip.
2.00%, 10/10/2048(c),(d)	13,652	1,354	(e)	Security exempt from registration under Rule 144A of the Securities Act of
UBS-Barclays Commercial Mortgage Trust				1933. These securities may be resold in transactions exempt from registration,
2012-C3				normally to qualified institutional buyers. At the end of the period, the value of
5.03%, 08/10/2049(c),(e)	1,162	1,193		these securities totaled $42,072 or 32.24% of net assets.
UBS-Barclays Commercial Mortgage Trust			(f)	Security purchased on a when-issued basis.
2012-C4
1.64%, 12/10/2045(c),(d),(e)	8,256	391		Portfolio Summary (unaudited)
Wells Fargo Commercial Mortgage Trust			Sector	Percent
2015-C29			Mortgage Securities	97.10%
0.69%, 06/15/2048(c),(d)	59,287	1,963	Investment Companies	4.47%
Wells Fargo Commercial Mortgage Trust			Other Assets and Liabilities	(1.57)%
2015-LC22			TOTAL NET ASSETS	100.00%
0.86%, 09/15/2058(c),(d)	21,087	904
Wells Fargo Commercial Mortgage Trust
2015-NXS1
4.10%, 05/15/2048(c)	3,180	2,980
Wells Fargo Commercial Mortgage Trust
2015-NXS3
4.64%, 09/15/2057(c)	3,000	2,985
Wells Fargo Commercial Mortgage Trust
2016-C34
2.15%, 06/15/2049(c),(d)	7,779	796
Wells Fargo Commercial Mortgage Trust
2016-NXS5
4.84%, 01/15/2059(c)	1,750	1,844
Wells Fargo Commercial Mortgage Trust
2018-C47
4.94%, 09/15/2061(c)	752	766
Wells Fargo Commercial Mortgage Trust
2019-C49
1.46%, 03/15/2052(c),(d),(f)	31,000	3,009
WFRBS Commercial Mortgage Trust 2013-C11
1.21%, 03/15/2045(c),(d),(e)	19,823	766
WFRBS Commercial Mortgage Trust 2013-C12
1.27%, 03/15/2048(c),(d),(e)	30,514	1,245
WFRBS Commercial Mortgage Trust 2013-C17
1.12%, 12/15/2046(c),(d)	30,428	1,344
WFRBS Commercial Mortgage Trust 2014-C20
3.99%, 05/15/2047(e)	2,500	1,921
		$126,702
TOTAL BONDS		$126,702
Total Investments		$132,537
Other Assets and Liabilities - (1.57)%		(2,043)
TOTAL NET ASSETS - 100.00%		$130,494

Affiliated Securities	August 31, 2018		Purchases		Sales	February 28, 2019
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.33%	$4,395			$88,815	$87,375	$5,835
	$4,395			$88,815	$87,375	$5,835

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.33%	$57	$	— $		— $	—
	$57	$	— $		— $	—
Amounts in thousands

See accompanying notes.

Schedule of Investments
Small-MidCap Dividend Income Fund
February 28, 2019 (unaudited)

COMMON STOCKS - 98.69%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 1.38%			Insurance - 6.24%
MSA Safety Inc	308,041	$31,848	Assured Guaranty Ltd	1,059,665	$44,252
Airlines - 2.56%			Beazley PLC	2,745,753	19,925
Alaska Air Group Inc	568,531	35,078	Fidelity National Financial Inc	1,059,688	37,184
Hawaiian Holdings Inc	809,802	24,092	James River Group Holdings Ltd	1,044,535	42,920
		$59,170			$144,281
Automobile Manufacturers - 2.24%			Investment Companies - 0.61%
NFI Group Inc	1,968,272	51,706	Oaktree Capital Group LLC	330,913	14,021
Automobile Parts & Equipment - 4.09%			Leisure Products & Services - 1.66%
Autoliv Inc	639,942	52,354	Acushnet Holdings Corp	1,536,724	38,280
Linamar Corp	1,069,678	42,065	Machinery - Diversified - 2.69%
		$94,419	Albany International Corp	202,088	15,672
Banks - 12.79%			IDEX Corp	81,763	11,782
Bank OZK	1,843,176	60,456	Nordson Corp	255,977	34,751
BOK Financial Corp	266,645	24,115			$62,205
Cathay General Bancorp	360,959	14,020	Media - 0.54%
Cullen/Frost Bankers Inc	357,520	37,068	Entercom Communications Corp	2,030,591	12,508
East West Bancorp Inc	785,815	42,913	Miscellaneous Manufacturers - 1.56%
Hope Bancorp Inc	1,631,466	23,787	Crane Co	322,860	27,304
PacWest Bancorp	1,618,476	66,390	Donaldson Co Inc	168,104	8,673
Washington Trust Bancorp Inc	509,673	26,707			$35,977
		$295,456	Oil & Gas - 2.73%
Chemicals - 4.28%			Delek US Holdings Inc	502,316	17,772
Albemarle Corp	295,643	26,989	Vermilion Energy Inc	1,768,176	45,227
HB Fuller Co	455,040	22,970			$62,999
Huntsman Corp	1,212,553	30,059	Packaging & Containers - 1.17%
RPM International Inc	328,105	18,988	Packaging Corp of America	281,766	26,934
		$99,006	Pipelines - 3.72%
Computers - 1.60%			EnLink Midstream LLC	3,385,990	37,754
Leidos Holdings Inc	574,186	37,087	Phillips 66 Partners LP	279,330	13,704
Consumer Products - 1.50%			Targa Resources Corp	856,598	34,469
Avery Dennison Corp	321,173	34,700			$85,927
Distribution & Wholesale - 1.37%			Real Estate - 1.50%
KAR Auction Services Inc	671,416	31,657	Newmark Group Inc	3,754,093	34,763
Diversified Financial Services - 2.10%			REITs - 12.10%
BGC Partners Inc	7,926,381	48,589	Agree Realty Corp	282,622	18,577
Electric - 6.35%			CyrusOne Inc	1,197,488	59,683
ALLETE Inc	405,798	32,890	EastGroup Properties Inc	126,542	13,370
Alliant Energy Corp	942,723	43,243	EPR Properties	646,608	47,513
Evergy Inc	673,060	37,631	Four Corners Property Trust Inc	496,979	13,612
Fortis Inc/Canada	409,252	14,753	Medical Properties Trust Inc	2,289,223	41,733
PNM Resources Inc	227,539	9,939	National Health Investors Inc	251,704	19,640
Portland General Electric Co	164,778	8,262	National Retail Properties Inc	399,202	20,798
		$146,718	Omega Healthcare Investors Inc	743,394	26,688
Electrical Components & Equipment - 3.25%			Tanger Factory Outlet Centers Inc	832,137	17,966
Energizer Holdings Inc	163,423	7,498			$279,580
Hubbell Inc	127,378	15,037	Semiconductors - 4.49%
Littelfuse Inc	272,089	52,537	Kulicke & Soffa Industries Inc	1,712,074	39,926
		$75,072	MKS Instruments Inc	771,334	63,920
Electronics - 0.53%					$103,846
Garmin Ltd	145,706	12,235	Software - 1.25%
Food - 3.52%			Broadridge Financial Solutions Inc	71,123	7,201
B&G Foods Inc	2,372,691	58,416	j2 Global Inc	255,397	21,712
Ingredion Inc	248,741	22,996			$28,913
		$81,412	Supranational Bank - 1.19%
Hand & Machine Tools - 2.07%			Banco Latinoamericano de Comercio Exterior SA	1,313,425	27,477
Lincoln Electric Holdings Inc	207,644	17,945	Telecommunications - 0.83%
Snap-on Inc	186,731	29,877	Consolidated Communications Holdings Inc	1,932,035	19,185
		$47,822	Toys, Games & Hobbies - 1.44%
Healthcare - Products - 4.07%			Hasbro Inc	392,664	33,337
CONMED Corp	124,002	9,536	TOTAL COMMON STOCKS		$2,280,588
STERIS PLC	417,592	50,512
Teleflex Inc	117,687	34,110
		$94,158
Home Builders - 1.27%
LCI Industries	359,592	29,300

See accompanying notes.

     Schedule of Investments Small-MidCap Dividend Income Fund February 28, 2019 (unaudited)

INVESTMENT COMPANIES - 1.36%	Shares Held Value (000's)
Money Market Funds - 1.36%
Principal Government Money Market Fund	31,496,798	$31,497
2.33%(a),(b)
TOTAL INVESTMENT COMPANIES		$31,497
Total Investments	$2,312,085
Other Assets and Liabilities - (0.05)%		(1,187)
TOTAL NET ASSETS - 100.00%	$2,310,898

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	35.34%
Consumer, Cyclical	14.63%
Industrial	12.65%
Consumer, Non-cyclical	9.09%
Technology	7.34%
Energy	6.45%
Utilities	6.35%
Basic Materials	4.28%
Communications	1.37%
Investment Companies	1.36%
Government	1.19%
Other Assets and Liabilities	(0.05)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	August 31, 2018		Purchases		Sales	February 28, 2019
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.33%	$37,731			$199,372	$205,606	$31,497
	$37,731			$199,372	$205,606	$31,497

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.33%	$246	$	— $		— $	—
	$246	$	— $		— $	—
Amounts in thousands

See accompanying notes.

     Schedule of Investments SystematEx International Fund February 28, 2019 (unaudited)

COMMON STOCKS - 98.93%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 0.87%			Beverages - 1.66%
Airbus SE	472	$61	Anheuser-Busch InBev SA/NV	528	$41
Safran SA	2,846	388	Diageo PLC	3,103	120
		$449	Heineken Holding NV	2,884	279
Agriculture - 1.65%			Kirin Holdings Co Ltd	13,500	302
British American Tobacco PLC	4,434	162	Suntory Beverage & Food Ltd	2,700	119
Imperial Brands PLC	11,093	370			$861
Japan Tobacco Inc	2,300	59	Biotechnology - 0.65%
Swedish Match AB	5,675	266	CSL Ltd	2,450	336
		$857	Chemicals - 2.09%
Airlines - 1.52%			Arkema SA	1,282	129
ANA Holdings Inc	4,400	163	BASF SE	3,990	304
Deutsche Lufthansa AG	8,075	206	Covestro AG (a)	3,135	178
Japan Airlines Co Ltd	5,800	212	Mitsubishi Chemical Holdings Corp	26,400	195
Qantas Airways Ltd	51,032	208	Mitsui Chemicals Inc	4,300	105
		$789	Sumitomo Chemical Co Ltd	18,000	90
Apparel - 2.56%			Tosoh Corp	5,600	83
Adidas AG	1,086	263			$1,084
Kering SA	859	469	Commercial Services - 1.20%
LVMH Moet Hennessy Louis Vuitton SE	1,612	553	Ashtead Group PLC	10,106	268
Puma SE	71	40	Wirecard AG	2,604	356
		$1,325			$624
Automobile Manufacturers - 4.72%			Computers - 1.96%
Bayerische Motoren Werke AG	1,057	89	Capgemini SE	1,803	215
Fiat Chrysler Automobiles NV	12,683	187	Computershare Ltd	18,299	224
Honda Motor Co Ltd	14,000	395	Fujitsu Ltd	4,100	277
Mazda Motor Corp	7,500	88	NEC Corp	9,000	300
Peugeot SA	9,432	240			$1,016
Renault SA	786	54	Cosmetics & Personal Care - 0.17%
Subaru Corp	5,100	130	Unilever NV	1,656	90
Suzuki Motor Corp	9,800	503	Distribution & Wholesale - 2.82%
Toyota Motor Corp	8,100	490	ITOCHU Corp	19,200	345
Volkswagen AG	433	77	Mitsubishi Corp	16,800	474
Volvo AB - B Shares	13,303	196	Mitsui & Co Ltd	21,700	342
		$2,449	Sumitomo Corp	21,000	302
Automobile Parts & Equipment - 1.95%					$1,463
Aisin Seiki Co Ltd	5,500	216	Diversified Financial Services - 1.21%
Bridgestone Corp	6,200	246	ORIX Corp	24,200	351
Cie Generale des Etablissements Michelin SCA	2,009	241	Partners Group Holding AG	381	275
Denso Corp	2,600	112			$626
Faurecia SA	2,331	111	Electric - 1.58%
Sumitomo Rubber Industries Ltd	6,700	86	E.ON SE	13,878	153
		$1,012	Enel SpA	76,503	462
Banks - 6.82%			Engie SA	13,472	203
ABN AMRO Group NV (a)	4,946	120			$818
Australia & New Zealand Banking Group Ltd	6,326	126	Electrical Components & Equipment - 0.87%
Banco Santander SA	19,451	95	Brother Industries Ltd	14,000	256
Bank Leumi Le-Israel BM	19,602	129	Schneider Electric SE	2,517	196
BNP Paribas SA	5,044	258			$452
BOC Hong Kong Holdings Ltd	235	1
Commonwealth Bank of Australia	2,486	130	Engineering & Construction - 4.40%
Danske Bank A/S	3,536	70	ACS Actividades de Construccion y Servicios SA	9,524	422
DBS Group Holdings Ltd	10,900	200	Aena SME SA (a)	1,644	293
Hang Seng Bank Ltd	94	2	Eiffage SA	2,753	268
HSBC Holdings PLC	68,414	558	Fraport AG Frankfurt Airport Services Worldwide	536	43
Lloyds Banking Group PLC	175,600	148	HOCHTIEF AG	1,118	177
Macquarie Group Ltd	4,105	375	Kajima Corp	17,000	252
Mizuho Financial Group Inc	114,300	180	Obayashi Corp	23,800	232
National Australia Bank Ltd	2,298	41	Taisei Corp	4,000	189
Oversea-Chinese Banking Corp Ltd	17,700	144	Vinci SA	4,228	404
Raiffeisen Bank International AG	9,082	231			$2,280
Resona Holdings Inc	38,400	174	Entertainment - 0.45%
Sumitomo Mitsui Financial Group Inc	7,200	256	Aristocrat Leisure Ltd	13,288	232
United Overseas Bank Ltd	5,200	96	Food - 6.41%
Westpac Banking Corp	6,251	120	Colruyt SA	4,787	342
Yamaguchi Financial Group Inc	9,000	84	Empire Co Ltd	4,600	107
		$3,538	Koninklijke Ahold Delhaize NV	24,031	619
			Nestle SA	8,772	794
			NH Foods Ltd	3,500	128
			Seven & i Holdings Co Ltd	4,500	198

See accompanying notes.

     Schedule of Investments SystematEx International Fund February 28, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Food (continued)			Investment Companies - 0.53%
Tate & Lyle PLC	16,799	$155	Eurazeo SE	639	$48
Tesco PLC	113,746	341	EXOR NV	2,547	157
Wesfarmers Ltd	8,117	191	Kinnevik AB	2,818	71
WH Group Ltd (a)	268,680	238			$276
Wm Morrison Supermarkets PLC	53,808	164	Iron & Steel - 1.43%
Woolworths Group Ltd	2,295	47	ArcelorMittal	8,656	198
		$3,324	BlueScope Steel Ltd	16,239	154
Forest Products & Paper - 0.88%			Fortescue Metals Group Ltd	63,798	273
Stora Enso OYJ	9,575	128	JFE Holdings Inc	6,500	114
UPM-Kymmene OYJ	10,822	327			$739
		$455	Leisure Products & Services - 0.32%
Gas - 0.62%			Flight Centre Travel Group Ltd	5,171	168
Centrica PLC	193,889	321	Machinery - Construction & Mining - 0.67%
Healthcare - Products - 1.45%			Hitachi Ltd	11,400	343
Cochlear Ltd	531	64	Komatsu Ltd	100	2
EssilorLuxottica SA	337	41			$345
Koninklijke Philips NV	6,438	256	Media - 0.54%
Straumann Holding AG	272	212	Pearson PLC	24,839	280
William Demant Holding A/S (b)	5,986	180	RTL Group SA	35	2
		$753			$282
Healthcare - Services - 0.96%			Mining - 4.89%
Fresenius Medical Care AG & Co KGaA	2,115	165	Anglo American PLC	16,973	450
Ramsay Health Care Ltd	3,651	168	BHP Group Ltd	14,652	387
Sonic Healthcare Ltd	9,460	162	BHP Group PLC	1,986	46
		$495	Boliden AB	5,917	162
Holding Companies - Diversified - 0.87%			Glencore PLC (b)	100,117	404
CK Hutchison Holdings Ltd	21,500	229	Rio Tinto Ltd	5,492	374
Jardine Matheson Holdings Ltd	3,214	220	Rio Tinto PLC	8,945	514
Wharf Holdings Ltd/The	412	1	South32 Ltd	70,911	198
		$450			$2,535
Home Builders - 2.35%			Miscellaneous Manufacturers - 0.69%
Barratt Developments PLC	16,813	133	FUJIFILM Holdings Corp	4,300	193
Berkeley Group Holdings PLC	4,933	258	Siemens AG	1,532	167
Daiwa House Industry Co Ltd	4,000	124			$360
Persimmon PLC	8,901	288	Office & Business Equipment - 0.62%
Sekisui House Ltd	9,700	146	Canon Inc	11,200	322
Taylor Wimpey PLC	111,397	268	Oil & Gas - 7.18%
		$1,217	BP PLC	87,331	619
Home Furnishings - 0.86%			Eni SpA	2,858	49
Sony Corp	9,300	447	Equinor ASA	9,179	207
Insurance - 8.52%			JXTG Holdings Inc	48,450	226
Aegon NV	24,040	129	Neste Oyj	5,342	514
AIA Group Ltd	145	1	OMV AG	4,068	214
Allianz SE	2,229	496	Repsol SA	16,668	287
Aviva PLC	14,816	83	Royal Dutch Shell PLC - A Shares	15,316	478
AXA SA	13,951	353	Royal Dutch Shell PLC - B Shares	13,621	427
Baloise Holding AG	351	57	TOTAL SA	12,356	703
CNP Assurances	7,142	165			$3,724
Dai-ichi Life Holdings Inc	3,100	47	Pharmaceuticals - 9.17%
Direct Line Insurance Group PLC	68,289	323	Alfresa Holdings Corp	9,400	273
Hannover Rueck SE	217	32	Astellas Pharma Inc	20,100	312
Legal & General Group PLC	131,061	488	AstraZeneca PLC	1,541	126
Manulife Financial Corp	6,900	117	Bayer AG	4,368	349
Mapfre SA	48,852	138	GlaxoSmithKline PLC	16,216	323
MS&AD Insurance Group Holdings Inc	5,900	178	Medipal Holdings Corp	10,700	250
Muenchener Rueckversicherungs-Gesellschaft	320	75	Merck KGaA	1,708	176
AG in Muenchen			Novartis AG	7,007	638
NN Group NV	8,611	375	Novo Nordisk A/S	5,131	251
Prudential PLC	2,168	46	Roche Holding AG	2,639	732
Sampo Oyj	2,713	131	Sanofi	4,929	411
Sompo Holdings Inc	4,800	180	Sumitomo Dainippon Pharma Co Ltd	13,600	336
Swiss Life Holding AG (b)	983	428	Suzuken Co Ltd/Aichi Japan	5,200	285
Swiss Re AG	2,129	210	UCB SA	3,469	291
Tokio Marine Holdings Inc	3,400	166			$4,753
Zurich Insurance Group AG	607	200	Private Equity - 0.76%
		$4,418	3i Group PLC	31,455	395

See accompanying notes.

Schedule of Investments
SystematEx International Fund
February 28, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)				(a)	Security exempt from registration under Rule 144A of the Securities Act of
Real Estate - 2.05%						1933. These securities may be resold in transactions exempt from registration,
CK Asset Holdings Ltd	35,999		$299			normally to qualified institutional buyers. At the end of the period, the value of
Kerry Properties Ltd	53,500		223			these securities totaled $829 or 1.60% of net assets.
New World Development Co Ltd	718		1		(b)	Non-income producing security
Sun Hung Kai Properties Ltd	18,000		298		(c)	Affiliated Security. Security is either an affiliate (and registered under the
Wheelock & Co Ltd	35,230		239			Investment Company Act of 1940) or an affiliate as defined by the Investment
			$1,060			Company Act of 1940 (controls 5.0% or more of the outstanding voting
REITs - 0.59%						shares of the security). Please see affiliated sub-schedule for transactional
Mirvac Group	167,548		306			information.
Retail - 0.22%					(d)	Current yield shown is as of period end.
Cie Financiere Richemont SA	670		51
Sundrug Co Ltd	2,000		61			Portfolio Summary (unaudited)
			$112		Country			Percent
Software - 2.03%					Japan			25.60%
Amadeus IT Group SA	4,836		364		United Kingdom			16.09%
Mixi Inc	9,000		218		France			11.88%
SAP SE	1,701		182		Germany			8.19%
Ubisoft Entertainment SA (b)	3,993		288		Switzerland			7.72%
			$1,052		Australia			7.63%
Telecommunications - 4.81%					Netherlands			5.46%
Deutsche Telekom AG	43,471		717		Hong Kong			3.38%
KDDI Corp	10,000		242		Spain			3.08%
Nippon Telegraph & Telephone Corp	8,100		350		Finland			2.12%
NTT DOCOMO Inc	14,100		328		Sweden			1.34%
Orange SA	23,327		356		Belgium			1.30%
SoftBank Group Corp	1,500		139		Italy			0.99%
Vodafone Group PLC	201,284		359		Denmark			0.97%
			$2,491		Austria			0.86%
Transportation - 0.36%					Singapore			0.85%
Central Japan Railway Co	200		45		United States			0.64%
Royal Mail PLC	37,820		142		Canada			0.44%
			$187		Norway			0.40%
TOTAL COMMON STOCKS			$51,288		Luxembourg			0.38%
INVESTMENT COMPANIES - 0.64%	Shares Held Value (000's)				Israel			0.25%
Money Market Funds - 0.64%					Other Assets and Liabilities			0.43%
Principal Government Money Market Fund	332,555		333		TOTAL NET ASSETS			100.00%
2.33%(c),(d)
TOTAL INVESTMENT COMPANIES			$333
Total Investments			$51,621
Other Assets and Liabilities - 0.43%			225
TOTAL NET ASSETS - 100.00%			$51,846

Affiliated Securities	August 31, 2018					Purchases	Sales	February 28, 2019
			Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.33%			$2	$		1,587	$1,256	$333
			$2	$		1,587	$1,256	$333

			Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income		on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.33%	$3	$			— $	— $		—
	$3	$			— $	— $		—
Amounts in thousands

See accompanying notes.

     Schedule of Investments SystematEx Large Value Fund February 28, 2019 (unaudited)

COMMON STOCKS - 99.67%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 0.19%			Electric (continued)
United Technologies Corp	141	$18	NRG Energy Inc	1,088	$45
Agriculture - 1.05%					$463
Archer-Daniels-Midland Co	755	32	Electrical Components & Equipment - 1.08%
Philip Morris International Inc	741	65	AMETEK Inc	1,255	100
		$97	Electronics - 1.72%
Airlines - 1.14%			Fortive Corp	531	43
Delta Air Lines Inc	699	34	Honeywell International Inc	755	117
Southwest Airlines Co	696	39			$160
United Continental Holdings Inc (a)	372	33	Environmental Control - 1.09%
		$106	Waste Management Inc	998	101
Apparel - 0.56%			Food - 1.70%
Ralph Lauren Corp	412	52	Kroger Co/The	1,330	39
Automobile Parts & Equipment - 0.18%			Pilgrim's Pride Corp (a)	2,835	56
Lear Corp	110	17	Tyson Foods Inc	1,026	63
Banks - 14.52%					$158
Bank of America Corp	9,088	264	Gas - 0.58%
Bank OZK	2,173	71	UGI Corp	988	54
Citigroup Inc	1,001	64	Hand & Machine Tools - 0.27%
Comerica Inc	691	60	Snap-on Inc	156	25
East West Bancorp Inc	447	25	Healthcare - Products - 2.09%
Fifth Third Bancorp	2,407	67	Baxter International Inc	880	66
Goldman Sachs Group Inc/The	220	43	Danaher Corp	681	86
JPMorgan Chase & Co	2,983	311	Medtronic PLC	463	42
Morgan Stanley	1,958	82			$194
PNC Financial Services Group Inc/The	801	101	Healthcare - Services - 3.27%
Regions Financial Corp	4,880	80	Anthem Inc	404	122
SunTrust Banks Inc	1,098	71	Humana Inc	120	34
Wells Fargo & Co	2,182	109	Quest Diagnostics Inc	754	65
		$1,348	UnitedHealth Group Inc	342	83
Beverages - 0.41%					$304
Coca-Cola Co/The	3	—	Home Builders - 0.53%
Molson Coors Brewing Co	613	38	PulteGroup Inc	1,832	49
		$38
Biotechnology - 0.71%			Insurance - 7.16%
			Aflac Inc	1,530	75
Amgen Inc	346	66	Allstate Corp/The	429	40
Chemicals - 1.81%			American Financial Group Inc/OH	290	29
Celanese Corp	364	37	Berkshire Hathaway Inc - Class B (a)	1,732	349
DowDuPont Inc	182	10	Lincoln National Corp	524	33
Eastman Chemical Co	507	42	Prudential Financial Inc	853	82
Huntsman Corp	1,179	29	Reinsurance Group of America Inc	256	37
LyondellBasell Industries NV	583	50	Unum Group	533	20
		$168			$665
Computers - 1.37%			Iron & Steel - 0.32%
Apple Inc	234	41	Steel Dynamics Inc	813	30
DXC Technology Co	458	30	Lodging - 0.56%
HP Inc	605	12	Extended Stay America Inc	2,861	52
International Business Machines Corp	10	1
Leidos Holdings Inc	660	43	Machinery - Diversified - 0.52%
		$127	Roper Technologies Inc	147	48
			Wabtec Corp	7	—
Cosmetics & Personal Care - 2.39%					$48
Procter & Gamble Co/The	2,254	222
Distribution & Wholesale - 0.25%			Media - 1.61%
			Comcast Corp - Class A	638	25
HD Supply Holdings Inc (a)	530	23	Viacom Inc - B Shares	1,512	44
Diversified Financial Services - 2.18%			Walt Disney Co/The	710	80
American Express Co	302	33			$149
Ameriprise Financial Inc	708	93	Miscellaneous Manufacturers - 0.15%
Capital One Financial Corp	119	10	General Electric Co	1,381	14
Discover Financial Services	824	59
Navient Corp	516	6	Oil & Gas - 9.71%
T Rowe Price Group Inc	9	1	Chevron Corp	1,767	211
		$202	ConocoPhillips	1,144	78
			CVR Energy Inc	10	—
Electric - 4.99%			EOG Resources Inc	210	20
CenterPoint Energy Inc	2,551	77	Exxon Mobil Corp	3,629	287
Edison International	921	55	HollyFrontier Corp	1,013	52
Entergy Corp	781	73	Marathon Petroleum Corp	1,098	68
Exelon Corp	2,564	124	Occidental Petroleum Corp	267	18
FirstEnergy Corp	2,175	89	Phillips 66	940	90

See accompanying notes.

Schedule of Investments
SystematEx Large Value Fund
February 28, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		(a) Non-income producing security
Oil & Gas (continued)			(b)	Affiliated Security. Security is either an affiliate (and registered under the
Valero Energy Corp	956	$78	Investment Company Act of 1940) or an affiliate as defined by the Investment
		$902	Company Act of 1940 (controls 5.0% or more of the outstanding voting
Oil & Gas Services - 0.14%			shares of the security). Please see affiliated sub-schedule for transactional
Schlumberger Ltd	285	13	information.
Pharmaceuticals - 10.85%			(c) Current yield shown is as of period end.
Allergan PLC	92	13
Bristol-Myers Squibb Co	233	12	Portfolio Summary (unaudited)
Cigna Corp	547	95	Sector	Percent
CVS Health Corp	2,152	124	Financial	27.24%
Johnson & Johnson	1,869	255	Consumer, Non-cyclical	22.47%
McKesson Corp	266	34	Consumer, Cyclical	10.85%
Merck & Co Inc	2,645	215	Energy	10.32%
Pfizer Inc	5,965	259	Communications	7.79%
		$1,007	Technology	7.17%
Pipelines - 0.47%			Industrial	6.13%
ONEOK Inc	690	44	Utilities	5.57%
REITs - 3.38%			Basic Materials	2.13%
Apple Hospitality REIT Inc	2,954	49	Investment Companies	0.27%
Chimera Investment Corp	1,627	30	Other Assets and Liabilities	0.06%
EPR Properties	303	22	TOTAL NET ASSETS	100.00%
Granite Point Mortgage Trust Inc	2	—
Highwoods Properties Inc	594	28
Hospitality Properties Trust	1,674	45
Medical Properties Trust Inc	1,777	32
Simon Property Group Inc	441	80
STORE Capital Corp	847	28
Two Harbors Investment Corp	16	—
		$314
Retail - 7.63%
Best Buy Co Inc	760	53
Dick's Sporting Goods Inc	571	22
Foot Locker Inc	574	34
Gap Inc/The	1,271	32
Kohl's Corp	1,070	72
Macy's Inc	1,938	48
Target Corp	1,503	109
Walgreens Boots Alliance Inc	1,867	133
Walmart Inc	1,896	188
World Fuel Services Corp	595	17
		$708
Semiconductors - 2.68%
Intel Corp	4,467	237
QUALCOMM Inc	233	12
		$249
Software - 3.12%
Microsoft Corp	1,065	119
Oracle Corp	2,000	104
VMware Inc	389	67
		$290
Telecommunications - 6.18%
AT&T Inc	2,218	69
Cisco Systems Inc	4,778	247
Verizon Communications Inc	4,529	258
		$574
Transportation - 1.11%
CSX Corp	571	41
Union Pacific Corp	368	62
		$103
TOTAL COMMON STOCKS		$9,254
INVESTMENT COMPANIES - 0.27%	Shares Held Value (000's)
Money Market Funds - 0.27%
Principal Government Money Market Fund	25,066	25
2.33%(b),(c)
TOTAL INVESTMENT COMPANIES		$25
Total Investments		$9,279
Other Assets and Liabilities - 0.06%		6
TOTAL NET ASSETS - 100.00%		$9,285

See accompanying notes.

Schedule of Investments
SystematEx Large Value Fund
February 28, 2019 (unaudited)

Affiliated Securities		August 31, 2018	Purchases		Sales	February 28, 2019
		Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.33%		$29		$283	$287	$25
		$29		$283	$287	$25

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
		Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.33%	$	— $	— $		— $	—
	$	— $	— $		— $	—
Amounts in thousands

See accompanying notes.

Glossary to the Schedule of Investments

February 28, 2019 (unaudited)

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD/$	United States Dollar
ZAR	South African Rand

See accompanying notes.

(This page intentionally left blank)

Financial Highlights
Principal Funds, Inc.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions		Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
BLUE CHIP FUND
Class J shares
2019	(b)	$24.74	($0.03)	($0.36)	($0.39)	$–	($1.59)	($1.59)	$22.76
2018	(g)	20.16	(0.05)	5.22	5.17	–	(0.59)	(0.59)	24.74
Institutional shares
2019	(b)	24.81	–	(0.37)	(0.37)	–	(1.59)	(1.59)	22.85
2018		20.10	0.01	5.29	5.30	–	(0.59)	(0.59)	24.81
2017		17.00	0.10	3.17	3.27	(0.08)	(0.09)	(0.17)	20.10
2016		15.63	0.05	1.70	1.75	(0.07)	(0.31)	(0.38)	17.00
2015		15.14	0.10	0.86	0.96	(0.09)	(0.38)	(0.47)	15.63
2014		12.44	0.12	2.62	2.74	(0.04)	–	(0.04)	15.14
R-3 shares
2019	(b)	24.55	(0.06)	(0.36)	(0.42)	–	(1.59)	(1.59)	22.54
2018		20.00	(0.10)	5.24	5.14	–	(0.59)	(0.59)	24.55
2017		16.96	0.21	2.95	3.16	(0.03)	(0.09)	(0.12)	20.00
2016	(i)	15.64	(0.01)	1.33	1.32	–	–	–	16.96
R-4 shares
2019	(b)	24.66	(0.04)	(0.36)	(0.40)	–	(1.59)	(1.59)	22.67
2018		20.05	(0.06)	5.26	5.20	–	(0.59)	(0.59)	24.66
2017		16.98	0.09	3.11	3.20	(0.04)	(0.09)	(0.13)	20.05
2016	(i)	15.64	–	1.34	1.34	–	–	–	16.98
R-5 shares
2019	(b)	24.72	(0.03)	(0.36)	(0.39)	–	(1.59)	(1.59)	22.74
2018		20.07	(0.03)	5.27	5.24	–	(0.59)	(0.59)	24.72
2017		16.99	0.18	3.04	3.22	(0.05)	(0.09)	(0.14)	20.07
2016	(i)	15.64	0.01	1.34	1.35	–	–	–	16.99
R-6 shares
2019	(b)	24.82	–	(0.36)	(0.36)	–	(1.59)	(1.59)	22.87
2018		20.10	0.03	5.28	5.31	–	(0.59)	(0.59)	24.82
2017	(j)	17.03	0.23	2.84	3.07	–	–	–	20.10

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)

							Ratio of Net Investment
		Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to		Income to Average Net
Total Return		thousands)	Average Net Assets		Average Net Assets		Assets		Portfolio Turnover Rate

(0.70)%(c),(d)		$64,941	0.90	%(e)	1.00%(e),(f)		(0.26	)%(e)	21.0	%(e)
26.12	(c),(d)	59,232	1.01	(e)	1.04	(e),(f)	(0.21	) (e)	34.0	(e)

(0.62	) (c)	347,095	0.66	(e)	0.73	(e),(h)	0.02	(e)	21.0	(e)
26.88		175,887	0.75		0.75	(h)	0.03		34.0
19.42		63,268	0.69		0.69	(h)	0.57		27.1
11.39		1,257,265	0.69		0.69	(h)	0.33		36.4
6.46		1,226,210	0.71		0.71	(h)	0.61		26.2
22.07		421,601	0.72		0.72	(h)	0.85		34.4

(0.83	) (c)	6,457	1.17	(e)	1.23	(e),(h)	(0.55	) (e)	21.0	(e)
26.18		8,402	1.24		–		(0.45)		34.0
18.77		337	1.25		–		1.08		27.1
8.44	(c)	11	1.26	(e)	–		(0.13	) (e)	36.4	(e)

(0.74	) (c)	1,376	0.98	(e)	1.04	(e),(h)	(0.35	) (e)	21.0	(e)
26.42		1,300	1.05		–		(0.27)		34.0
19.02		27	1.06		–		0.51		27.1
8.57	(c)	11	1.07	(e)	–		0.05	(e)	36.4	(e)

(0.70	) (c)	5,824	0.86	(e)	0.92	(e),(h)	(0.23	) (e)	21.0	(e)
26.59		5,279	0.93		–		(0.15)		34.0
19.11		83	0.94		–		0.95		27.1
8.63	(c)	11	0.95	(e)	–		0.19	(e)	36.4	(e)

(0.56	) (c)	2,745,326	0.60	(e)	0.67	(e),(h)	0.03	(e)	21.0	(e)
26.93		2,709,836	0.67		0.67	(h)	0.12		34.0
18.03	(c)	1,582,450	0.68	(e)	0.69	(e),(h)	1.74	(e)	27.1	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2019.
(c)	Total return amounts have not been annualized.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Distributor.
(g)	Period from September 11, 2017, date operations commenced, through August 31, 2018.
(h)	Excludes expense reimbursement from Manager.
(i)	Period from March 29, 2016, date operations commenced, through August 31, 2016.
(j)	Period from January 3, 2017, date operations commenced, through August 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
BOND MARKET INDEX FUND
Class J shares
2019	(b)	$10.60	$0.11	$0.06	$0.17	($0.21)	$–	($0.21)	$10.56
2018		11.01	0.20	(0.39)	(0.19)	(0.22)	–	(0.22)	10.60
2017		11.17	0.17	(0.20)	(0.03)	(0.13)	–	(0.13)	11.01
2016		10.82	0.13	0.40	0.53	(0.17)	(0.01)	(0.18)	11.17
2015		10.94	0.12	(0.06)	0.06	(0.16)	(0.02)	(0.18)	10.82
2014		10.63	0.14	0.36	0.50	(0.19)	–	(0.19)	10.94
Institutional shares
2019	(b)	10.81	0.14	0.06	0.20	(0.27)	–	(0.27)	10.74
2018		11.21	0.25	(0.39)	(0.14)	(0.26)	–	(0.26)	10.81
2017		11.39	0.21	(0.20)	0.01	(0.19)	–	(0.19)	11.21
2016		11.02	0.20	0.39	0.59	(0.21)	(0.01)	(0.22)	11.39
2015		11.01	0.17	0.08	0.25	(0.22)	(0.02)	(0.24)	11.02
2014		10.71	0.20	0.35	0.55	(0.25)	–	(0.25)	11.01
R-1 shares
2019	(b)	10.58	0.09	0.06	0.15	(0.16)	–	(0.16)	10.57
2018		10.97	0.15	(0.38)	(0.23)	(0.16)	–	(0.16)	10.58
2017		11.16	0.12	(0.20)	(0.08)	(0.11)	–	(0.11)	10.97
2016		10.80	0.10	0.39	0.49	(0.12)	(0.01)	(0.13)	11.16
2015		10.93	0.08	(0.05)	0.03	(0.14)	(0.02)	(0.16)	10.80
2014		10.60	0.11	0.35	0.46	(0.13)	–	(0.13)	10.93
R-2 shares
2019	(b)	10.61	0.10	0.06	0.16	(0.20)	–	(0.20)	10.57
2018		11.00	0.17	(0.39)	(0.22)	(0.17)	–	(0.17)	10.61
2017		11.18	0.13	(0.20)	(0.07)	(0.11)	–	(0.11)	11.00
2016		10.80	0.11	0.39	0.50	(0.11)	(0.01)	(0.12)	11.18
2015		10.92	0.09	(0.06)	0.03	(0.13)	(0.02)	(0.15)	10.80
2014		10.61	0.12	0.36	0.48	(0.17)	–	(0.17)	10.92
R-3 shares
2019	(b)	10.57	0.11	0.06	0.17	(0.20)	–	(0.20)	10.54
2018		10.97	0.19	(0.39)	(0.20)	(0.20)	–	(0.20)	10.57
2017		11.16	0.15	(0.20)	(0.05)	(0.14)	–	(0.14)	10.97
2016		10.79	0.13	0.40	0.53	(0.15)	(0.01)	(0.16)	11.16
2015		10.92	0.11	(0.06)	0.05	(0.16)	(0.02)	(0.18)	10.79
2014		10.61	0.14	0.36	0.50	(0.19)	–	(0.19)	10.92
R-4 shares
2019	(b)	10.60	0.12	0.06	0.18	(0.23)	–	(0.23)	10.55
2018		11.00	0.21	(0.39)	(0.18)	(0.22)	–	(0.22)	10.60
2017		11.18	0.17	(0.20)	(0.03)	(0.15)	–	(0.15)	11.00
2016		10.84	0.15	0.39	0.54	(0.19)	(0.01)	(0.20)	11.18
2015		10.95	0.14	(0.06)	0.08	(0.17)	(0.02)	(0.19)	10.84
2014		10.65	0.16	0.35	0.51	(0.21)	–	(0.21)	10.95
R-5 shares
2019	(b)	10.65	0.13	0.06	0.19	(0.24)	–	(0.24)	10.60
2018		11.05	0.22	(0.39)	(0.17)	(0.23)	–	(0.23)	10.65
2017		11.23	0.18	(0.19)	(0.01)	(0.17)	–	(0.17)	11.05
2016		10.85	0.16	0.41	0.57	(0.18)	(0.01)	(0.19)	11.23
2015		10.97	0.15	(0.07)	0.08	(0.18)	(0.02)	(0.20)	10.85
2014		10.66	0.17	0.36	0.53	(0.22)	–	(0.22)	10.97

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)

							Ratio of Net Investment
		Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to		Income to Average Net
Total Return		thousands)	Average Net Assets		Average Net Assets		Assets		Portfolio Turnover Rate

1.67%(c),(d)		$26,532	0.64	%(e)	0.77%(e),(f)		2.20	%(e)	124.9	%(e)
(1.79) (d)		27,466	0.62		0.75	(f)	1.86		102.7
(0.20) (d)		30,315	0.64		0.70	(f)	1.53		117.8
4.98	(d)	33,765	0.76		0.83	(f)	1.23		151.8
0.60	(d)	25,430	0.71		0.78	(f)	1.13		319.5
4.76	(d)	25,535	0.79		0.87	(f)	1.34		162.0

1.86	(c)	1,776,462	0.16	(e)	0.26	(e),(g)	2.69	(e)	124.9	(e)
(1.29)		1,472,817	0.16		0.26	(g)	2.32		102.7
0.19		1,795,872	0.23		0.26	(g)	1.94		117.8
5.52		1,648,408	0.23		0.26	(g)	1.75		151.8
2.26	(h)	1,154,916	0.23		0.26	(g)	1.55		319.5
5.25		922,012	0.26		0.26	(g)	1.88		162.0

1.41	(c)	1,316	1.04	(e)	1.14	(e),(g)	1.81	(e)	124.9	(e)
(2.10)		1,391	1.04		1.14	(g)	1.44		102.7
(0.70)		2,158	1.11		1.14	(g)	1.07		117.8
4.60		1,913	1.11		1.14	(g)	0.88		151.8
0.25		1,436	1.11		1.15	(g)	0.73		319.5
4.38		1,290	1.14		1.14	(g)	1.00		162.0

1.50	(c)	2,899	0.91	(e)	1.01	(e),(g)	1.94	(e)	124.9	(e)
(2.03)		2,151	0.91		1.01	(g)	1.58		102.7
(0.59)		2,936	0.98		1.01	(g)	1.19		117.8
4.76		2,940	0.98		1.01	(g)	1.01		151.8
0.32		3,334	0.98		1.02	(g)	0.85		319.5
4.55		4,006	1.01		1.01	(g)	1.13		162.0

1.61	(c)	11,275	0.73	(e)	0.83	(e),(g)	2.11	(e)	124.9	(e)
(1.87)		13,934	0.73		0.83	(g)	1.75		102.7
(0.42)		17,123	0.80		0.83	(g)	1.38		117.8
5.00		16,998	0.80		0.83	(g)	1.19		151.8
0.47		14,851	0.80		0.84	(g)	1.04		319.5
4.81		13,786	0.83		0.83	(g)	1.31		162.0

1.72	(c)	45,016	0.54	(e)	0.64	(e),(g)	2.31	(e)	124.9	(e)
(1.67)		44,422	0.54		0.64	(g)	1.95		102.7
(0.18)		42,411	0.61		0.64	(g)	1.57		117.8
5.10		36,951	0.61		0.64	(g)	1.38		151.8
0.79		24,500	0.61		0.65	(g)	1.25		319.5
4.87		7,649	0.64		0.64	(g)	1.50		162.0

1.79	(c)	17,441	0.42	(e)	0.52	(e),(g)	2.42	(e)	124.9	(e)
(1.56)		18,775	0.42		0.52	(g)	2.05		102.7
(0.06)		26,153	0.49		0.52	(g)	1.67		117.8
5.24	(i)	31,929	0.49		0.52	(g)	1.50		151.8
0.87	(i)	28,385	0.49		0.53	(g)	1.34		319.5
5.05		56,079	0.52		0.52	(g)	1.62		162.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2019.
(c)	Total return amounts have not been annualized.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Distributor.
(g)	Excludes expense reimbursement from Manager.
(h)	During 2014, the Class experienced a significant withdrawal of monies by an affiliate.As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
(i)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
DIVERSIFIED REAL ASSET FUND
Institutional shares
2019	(b)	$11.74	$0.12	($0.39)	($0.27)	($0.36)	$–	($0.36)	$11.11
2018		11.57	0.29	0.14	0.43	(0.26)	–	(0.26)	11.74
2017		11.08	0.23	0.54	0.77	(0.28)	–	(0.28)	11.57
2016		11.25	0.22	(0.29)	(0.07)	(0.10)	–	(0.10)	11.08
2015		13.21	0.19	(1.89)	(1.70)	(0.13)	(0.13)	(0.26)	11.25
2014		11.81	0.22	1.45	1.67	(0.16)	(0.11)	(0.27)	13.21
R-3 shares
2019	(b)	11.69	0.08	(0.38)	(0.30)	(0.31)	–	(0.31)	11.08
2018		11.53	0.23	0.13	0.36	(0.20)	–	(0.20)	11.69
2017		11.06	0.19	0.52	0.71	(0.24)	–	(0.24)	11.53
2016	(g)	10.45	0.10	0.51	0.61	–	–	–	11.06
R-4 shares
2019	(b)	11.72	0.10	(0.39)	(0.29)	(0.33)	–	(0.33)	11.10
2018		11.54	0.25	0.15	0.40	(0.22)	–	(0.22)	11.72
2017		11.07	0.20	0.53	0.73	(0.26)	–	(0.26)	11.54
2016	(g)	10.45	0.10	0.52	0.62	–	–	–	11.07
R-5 shares
2019	(b)	11.73	0.10	(0.38)	(0.28)	(0.36)	–	(0.36)	11.09
2018		11.56	0.27	0.14	0.41	(0.24)	–	(0.24)	11.73
2017		11.08	0.21	0.54	0.75	(0.27)	–	(0.27)	11.56
2016	(g)	10.45	0.11	0.52	0.63	–	–	–	11.08
R-6 shares
2019	(b)	11.74	0.12	(0.39)	(0.27)	(0.37)	–	(0.37)	11.10
2018		11.57	0.29	0.14	0.43	(0.26)	–	(0.26)	11.74
2017		11.08	0.27	0.50	0.77	(0.28)	–	(0.28)	11.57
2016		11.25	0.26	(0.32)	(0.06)	(0.11)	–	(0.11)	11.08
2015	(h)	12.07	0.17	(0.99)	(0.82)	–	–	–	11.25
EDGE MIDCAP FUND
Institutional shares
2019	(b)	14.99	0.05	(0.59)	(0.54)	(0.15)	(0.62)	(0.77)	13.68
2018		12.60	0.16	2.42	2.58	–	(0.19)	(0.19)	14.99
2017		12.24	0.12	0.78	0.90	(0.10)	(0.44)	(0.54)	12.60
2016	(i)	10.00	0.11	2.17	2.28	(0.03)	(0.01)	(0.04)	12.24
R-6 shares
2019	(b)	15.03	0.06	(0.59)	(0.53)	(0.17)	(0.62)	(0.79)	13.71
2018		12.68	0.16	2.44	2.60	(0.06)	(0.19)	(0.25)	15.03
2017	(j)	12.12	0.09	0.47	0.56	–	–	–	12.68

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)

							Ratio of Net Investment
		Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to		Income to Average Net
Total Return		thousands)	Average Net Assets		Average Net Assets		Assets		Portfolio Turnover Rate

(2.16)%(c),(d)		$2,448,448	0.85	%(e)	0.96%(e),(f)		2.08	%(e)	63.0	%(e)
3.72		2,518,033	0.85		0.95	(f)	2.45		84.1
7.16		2,591,713	0.88		0.92	(f)	2.08		65.1
(0.53)		3,294,419	0.87		0.87	(f)	2.02		77.6
(12.98)		3,141,543	0.87		–		1.53		66.4
14.35		2,485,224	0.86		–		1.74		67.3

(2.32	) (c)	111	1.36	(e)	1.39	(e),(f)	1.51	(e)	63.0	(e)
3.15		81	1.35		1.38	(f)	1.99		84.1
6.60		17	1.38		–		1.71		65.1
5.84	(c)	11	1.39	(e)	–		2.08	(e)	77.6	(e)

(2.27	) (c)	12	1.17	(e)	1.20	(e),(f)	1.74	(e)	63.0	(e)
3.41	(d)	15	1.16		1.19	(f)	2.17		84.1
6.82	(d)	11	1.19		–		1.76		65.1
5.93	(c)	11	1.20	(e)	–		2.25	(e)	77.6	(e)

(2.16	) (c)	84	1.05	(e)	1.08	(e),(f)	1.81	(e)	63.0	(e)
3.53		12	1.04		1.07	(f)	2.35		84.1
6.93		11	1.07		–		1.90		65.1
6.03	(c)	11	1.08	(e)	–		2.39	(e)	77.6	(e)

(2.09	) (c)	1,468,862	0.79	(e)	0.82	(e),(f)	2.14	(e)	63.0	(e)
3.78		1,523,846	0.79		0.82	(f)	2.50		84.1
7.17		1,568,988	0.83		0.83	(f)	2.42		65.1
(0.50)		29,601	0.88		0.98	(f)	2.43		77.6
(6.79	) (c)	810	0.88	(e)	25.58	(e),(f)	2.21	(e)	66.4	(e)

(2.78	) (c)	16,811	0.90	(e)	0.93	(e),(f)	0.80	(e)	15.1	(e)
20.58		14,470	0.90		1.14	(f)	1.17		17.4
7.51		1,289	0.78		0.78	(f)	1.00		11.9
22.89	(c)	292,615	0.79	(e)	0.79	(e),(f)	1.04	(e)	22.4	(e)

(2.76	) (c)	631,741	0.76	(e)	0.76	(e),(f)	0.92	(e)	15.1	(e)
20.69		657,980	0.76		0.76	(f)	1.15		17.4
4.62	(c)	286,832	0.77	(e)	0.81	(e),(f)	1.06	(e)	11.9	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2019.
(c)	Total return amounts have not been annualized.
(d)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager.
(g)	Period from March 29, 2016, date operations commenced, through August 31, 2016.
(h)	Period from December 31, 2014, date operations commenced, through August 31, 2015.
(i)	Period from September 28, 2015, date operations commenced, through August 31, 2016.
(j)	Period from January 3, 2017, date operations commenced, through August 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
GLOBAL MULTI-STRATEGY FUND
Institutional shares
2019	(b)	$11.21	$0.11	($0.24)	($0.13)	($0.16)	($0.50)	($0.66)	$10.42
2018		11.39	0.15	–	0.15	(0.09)	(0.24)	(0.33)	11.21
2017		10.86	0.11	0.44	0.55	(0.02)	–	(0.02)	11.39
2016		10.99	0.05	0.14	0.19	(0.09)	(0.23)	(0.32)	10.86
2015		11.14	(0.03)	0.15	0.12	(0.10)	(0.17)	(0.27)	10.99
2014		10.54	–	0.71	0.71	(0.03)	(0.08)	(0.11)	11.14
R-6 shares
2019	(b)	11.21	0.12	(0.26)	(0.14)	(0.17)	(0.50)	(0.67)	10.40
2018		11.39	0.16	(0.01)	0.15	(0.09)	(0.24)	(0.33)	11.21
2017	(h)	11.28	0.04	0.07	0.11	–	–	–	11.39
GLOBAL OPPORTUNITIES FUND
Institutional shares
2019	(b)	13.07	0.06	(1.22)	(1.16)	(2.74)	(5.35)	(8.09)	3.82
2018		13.13	0.17	1.08	1.25	(0.38)	(0.93)	(1.31)	13.07
2017		11.57	0.18	1.58	1.76	(0.20)	–	(0.20)	13.13
2016		11.46	0.17	0.20	0.37	(0.16)	(0.10)	(0.26)	11.57
2015		13.28	0.18	(0.67)	(0.49)	(0.12)	(1.21)	(1.33)	11.46
2014		10.91	0.14	2.30	2.44	(0.07)	–	(0.07)	13.28

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)

					Ratio of Expenses to
					Average Net Assets
					(Excluding Dividends
					and Interest Expense
					on Short Sales, Short
					Sale Fees and Reverse		Ratio of Gross		Ratio of Net
		Net Assets, End of Period (in	Ratio of Expenses to		Repurchase Agreement		Expenses to Average		Investment Income to		Portfolio Turnover
Total Return		thousands)	Average Net Assets		Expense)		Net Assets		Average Net Assets		Rate

(0.99	)%(c)	$532,646	2.21%(d),(i)		1.64%(d),(e),(i)		2.34%(d),(f)		2.10	%(d)	354.8	%(d)
1.29		749,738	2.16		1.63	(e)	2.22	(f)	1.35		378.0
5.04		1,156,731	2.18		1.60	(e)	2.21	(f)	1.03		317.6
1.80		2,265,206	2.08		1.61	(e)	2.08	(f)	0.46		233.9
1.16		2,678,876	2.07		1.63	(e)	2.07	(f)	(0.23)		142.5
6.84		1,524,051	2.17		1.63	(e)	2.17	(f)	0.00		166.4

(1.05	) (c)	1,310,783	2.13	(d),(i)	1.56	(d),(e),(i)	2.18	(d),(f)	2.19	(d)	354.8	(d)
1.25	(g)	1,780,595	2.08		1.55	(e)	2.14	(f)	1.43		378.0
1.06	(c),(g)	1,532,177	2.10	(d)	1.54	(d),(e)	2.15	(d),(f)	1.51	(d)	317.6	(d)

(1.72	) (c)	13,536	0.85	(d)	N/A		0.92	(d),(f)	1.04	(d)	42.5	(d)
9.97		722,840	0.85		N/A		0.86	(f)	1.33		93.2
15.49		946,975	0.85		N/A		0.85	(f)	1.52		117.1
3.21		1,320,900	0.85		N/A		–		1.53		145.3
(3.72)		1,255,650	0.84		N/A		0.84	(f)	1.43		138.7
22.41		1,403,422	0.84		N/A		0.84	(f)	1.14		128.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2019.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes dividends and interest expense on short sales, short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.
(f)	Excludes expense reimbursement from Manager.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h)	Period from June 12, 2017, date operations commenced, through August 31, 2017.
(i)	Includes 0.01% of expenses associated with Fund investments. The expense is not subject to the Manager’s contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

				Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
INTERNATIONAL EQUITY INDEX FUND
Institutional shares
2019	(b)	$10.57	$0.09	($0.52)	($0.43)	($0.26)	($0.09)	($0.35)	$9.79
2018		10.55	0.28	0.12	0.40	(0.30)	(0.08)	(0.38)	10.57
2017		9.24	0.27	1.29	1.56	(0.25)	–	(0.25)	10.55
2016		9.58	0.26	(0.26)	–	(0.23)	(0.11)	(0.34)	9.24
2015		10.70	0.25	(1.09)	(0.84)	(0.26)	(0.02)	(0.28)	9.58
2014		10.91	0.31	1.34	1.65	(0.32)	(1.54)	(1.86)	10.70
R-1 shares
2019	(b)	10.20	0.04	(0.48)	(0.44)	(0.16)	(0.09)	(0.25)	9.51
2018		10.20	0.18	0.11	0.29	(0.21)	(0.08)	(0.29)	10.20
2017		8.93	0.18	1.26	1.44	(0.17)	–	(0.17)	10.20
2016		9.28	0.17	(0.25)	(0.08)	(0.16)	(0.11)	(0.27)	8.93
2015		10.40	0.18	(1.08)	(0.90)	(0.20)	(0.02)	(0.22)	9.28
2014		10.69	0.21	1.30	1.51	(0.26)	(1.54)	(1.80)	10.40
R-2 shares
2019	(b)	10.51	0.05	(0.51)	(0.46)	(0.17)	(0.09)	(0.26)	9.79
2018		10.49	0.21	0.11	0.32	(0.22)	(0.08)	(0.30)	10.51
2017		9.18	0.19	1.30	1.49	(0.18)	–	(0.18)	10.49
2016		9.52	0.19	(0.26)	(0.07)	(0.16)	(0.11)	(0.27)	9.18
2015		10.63	0.16	(1.07)	(0.91)	(0.18)	(0.02)	(0.20)	9.52
2014		10.89	0.25	1.31	1.56	(0.28)	(1.54)	(1.82)	10.63
R-3 shares
2019	(b)	10.35	0.06	(0.49)	(0.43)	(0.20)	(0.09)	(0.29)	9.63
2018		10.35	0.22	0.10	0.32	(0.24)	(0.08)	(0.32)	10.35
2017		9.07	0.20	1.28	1.48	(0.20)	–	(0.20)	10.35
2016		9.40	0.20	(0.25)	(0.05)	(0.17)	(0.11)	(0.28)	9.07
2015		10.51	0.20	(1.08)	(0.88)	(0.21)	(0.02)	(0.23)	9.40
2014		10.77	0.25	1.31	1.56	(0.28)	(1.54)	(1.82)	10.51
R-4 shares
2019	(b)	10.48	0.07	(0.51)	(0.44)	(0.22)	(0.09)	(0.31)	9.73
2018		10.46	0.24	0.12	0.36	(0.26)	(0.08)	(0.34)	10.48
2017		9.17	0.20	1.31	1.51	(0.22)	–	(0.22)	10.46
2016		9.50	0.21	(0.24)	(0.03)	(0.19)	(0.11)	(0.30)	9.17
2015		10.62	0.21	(1.09)	(0.88)	(0.22)	(0.02)	(0.24)	9.50
2014		10.85	0.27	1.33	1.60	(0.29)	(1.54)	(1.83)	10.62
R-5 shares
2019	(b)	10.50	0.07	(0.50)	(0.43)	(0.23)	(0.09)	(0.32)	9.75
2018		10.49	0.24	0.12	0.36	(0.27)	(0.08)	(0.35)	10.50
2017		9.18	0.23	1.31	1.54	(0.23)	–	(0.23)	10.49
2016		9.52	0.22	(0.25)	(0.03)	(0.20)	(0.11)	(0.31)	9.18
2015		10.64	0.23	(1.10)	(0.87)	(0.23)	(0.02)	(0.25)	9.52
2014		10.86	0.28	1.34	1.62	(0.30)	(1.54)	(1.84)	10.64
R-6 shares
2019	(b)	10.57	0.09	(0.51)	(0.42)	(0.26)	(0.09)	(0.35)	9.80
2018		10.54	0.29	0.12	0.41	(0.30)	(0.08)	(0.38)	10.57
2017	(g)	9.01	0.14	1.39	1.53	–	–	–	10.54

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)

							Ratio of Net Investment
		Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to		Income to Average Net
Total Return		thousands)	Average Net Assets		Average Net Assets		Assets		Portfolio Turnover Rate

(3.73	)%(c)	$46,674	0.31	%(d)	0.41%(d),(e)		1.77	%(d)	27.0	%(d)
3.69		46,042	0.34		0.39	(e)	2.54		27.2
17.42		67,784	0.32		0.32	(e)	2.83		24.7
(0.02)		831,719	0.34		0.34	(e)	2.83		31.3
(7.90)		736,329	0.32		0.32	(e)	2.51		35.6
15.97		677,283	0.33		0.33	(e)	2.87		45.8

(4.09	) (c)	601	1.20	(d)	–		0.89	(d)	27.0	(d)
2.78		722	1.19		–		1.71		27.2
16.43		1,000	1.19		–		1.93		24.7
(0.90)		586	1.21		–		1.93		31.3
(8.68)		696	1.19		1.19	(e)	1.84		35.6
14.89		334	1.20		1.20	(e)	1.97		45.8

(4.09	) (c)	768	1.07	(d)	–		1.04	(d)	27.0	(d)
2.90	(f)	907	1.06		–		1.94		27.2
16.66	(f)	874	1.06		–		1.96		24.7
(0.75)		903	1.08		–		2.12		31.3
(8.58)		754	1.06		1.06	(e)	1.60		35.6
15.05		1,203	1.07		1.07	(e)	2.27		45.8

(3.92	) (c)	16,156	0.89	(d)	–		1.21	(d)	27.0	(d)
3.03		17,816	0.88		–		2.04		27.2
16.77		18,585	0.88		–		2.14		24.7
(0.49)		15,789	0.90		–		2.26		31.3
(8.45)		15,450	0.88		0.88	(e)	1.99		35.6
15.28		12,323	0.89		0.89	(e)	2.34		45.8

(3.92	) (c)	8,312	0.70	(d)	–		1.40	(d)	27.0	(d)
3.37		11,977	0.69		–		2.22		27.2
16.93		13,372	0.69		–		2.14		24.7
(0.30)		11,997	0.71		–		2.32		31.3
(8.32)		11,862	0.69		0.69	(e)	2.11		35.6
15.57		13,822	0.70		0.70	(e)	2.52		45.8

(3.80	) (c)	17,443	0.58	(d)	–		1.53	(d)	27.0	(d)
3.38		18,479	0.57		–		2.26		27.2
17.23		29,429	0.57		–		2.35		24.7
(0.30)		29,179	0.59		–		2.49		31.3
(8.18)		33,729	0.57		0.57	(e)	2.23		35.6
15.71		37,859	0.58		0.58	(e)	2.62		45.8

(3.63	) (c)	971,639	0.28	(d)	0.32	(d),(e)	1.81	(d)	27.0	(d)
3.80		997,061	0.27		0.32	(e)	2.67		27.2
16.98	(c)	924,600	0.27	(d)	0.32	(d),(e)	2.02	(d)	24.7	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2019.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes expense reimbursement from Manager.
(f)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g)	Period from January 3, 2017, date operations commenced, through August 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

				Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
INTERNATIONAL SMALL COMPANY FUND
Institutional shares
2019	(b)	$12.36	$0.01	($1.19)	($1.18)	($0.14)	($0.73)	($0.87)	$10.31
2018		12.17	0.15	0.67	0.82	(0.26)	(0.37)	(0.63)	12.36
2017		9.87	0.18	2.15	2.33	(0.03)	–	(0.03)	12.17
2016		9.61	0.08	0.30	0.38	(0.12)	–	(0.12)	9.87
2015	(f)	9.07	0.09	0.45	0.54	–	–	–	9.61
R-6 shares
2019	(b)	12.42	0.02	(1.20)	(1.18)	(0.15)	(0.73)	(0.88)	10.36
2018		12.21	0.13	0.71	0.84	(0.26)	(0.37)	(0.63)	12.42
2017	(g)	9.83	0.02	2.36	2.38	–	–	–	12.21
MULTI-MANAGER EQUITY LONG/SHORT FUND
Institutional shares
2019	(b)	10.75	0.01	(0.41)	(0.40)	–	(1.12)	(1.12)	9.23
2018		10.62	(0.03)	0.72	0.69	(0.10)	(0.46)	(0.56)	10.75
2017		9.99	(0.04)	0.75	0.71	(0.05)	(0.03)	(0.08)	10.62
2016	(i)	10.00	(0.04)	0.03	(0.01)	–	–	–	9.99
R-6 shares
2019	(b)	10.76	0.02	(0.40)	(0.38)	(0.01)	(1.12)	(1.13)	9.25
2018		10.63	(0.02)	0.71	0.69	(0.10)	(0.46)	(0.56)	10.76
2017		9.99	(0.07)	0.79	0.72	(0.05)	(0.03)	(0.08)	10.63
2016	(i)	10.00	(0.04)	0.03	(0.01)	–	–	–	9.99

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)

					Ratio of Expenses to
					Average Net Assets
					(Excluding Dividends
					and Interest Expense		Ratio of Gross		Ratio of Net
		Net Assets, End of Period (in	Ratio of Expenses to		on Short Sales and		Expenses to Average		Investment Income to		Portfolio Turnover
Total Return		thousands)	Average Net Assets		Short Sale Fees)		Net Assets		Average Net Assets		Rate

(8.64	)%(c)	$26,863	1.20	%(d)	N/A		1.27%(d),(e)		0.22	%(d)	44.4	%(d)
6.63		18,212	1.20		N/A		1.23	(e)	1.19		45.9
23.66		1,991	1.08		N/A		1.08	(e)	1.72		58.8
3.99		168,786	1.20		N/A		1.23	(e)	0.82		49.9
5.95	(c)	3,374	1.20	(d)	N/A		4.14	(d),(e)	1.39	(d)	62.8	(d)

(8.62	) (c)	844,339	1.07	(d)	N/A		1.08	(d),(e)	0.45	(d)	44.4	(d)
6.79		976,593	1.06		N/A		1.07	(e)	1.06		45.9
24.21	(c)	1,002,985	1.06	(d)	N/A		1.09	(d),(e)	0.24	(d)	58.8	(d)

(3.03	) (c)	142	2.10	(d)	1.67	(d),(h)	15.72	(d),(e)	0.29	(d)	308.3	(d)
6.47		123	2.39		1.67	(h)	19.82	(e)	(0.25)		267.7
7.09		80	2.49		1.67	(h)	31.95	(e)	(0.42)		301.2
(0.10	) (c)	10	2.45	(d)	1.67	(d),(h)	486.48	(d),(e)	(0.99	) (d)	412.4	(d)

(2.90	) (c)	269,014	2.02	(d)	1.59	(d),(h)	2.08	(d),(e)	0.36	(d)	308.3	(d)
6.51		339,984	2.31		1.59	(h)	2.35	(e)	(0.18)		267.7
7.19		323,616	2.42		1.60	(h)	2.45	(e)	(0.63)		301.2
(0.10	) (c)	325,987	2.38	(d)	1.60	(d),(h)	2.45	(d),(e)	(0.93	) (d)	412.4	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2019.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes expense reimbursement from Manager.
(f)	Period from December 31, 2014, date operations commenced, through August 31, 2015.
(g)	Period from January 3, 2017, date operations commenced, through August 31, 2017.
(h)	Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(i)	Period from March 31, 2016, date operations commenced, through August 31, 2016.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

				Net Realized
		Net Asset Value,		and Unrealized	Total From	Dividends from
		Beginning of	Net Investment	Gain (Loss) on	Investment	Net Investment	Total Dividends	Net Asset Value,
		Period	Income (Loss)(a)	Investments	Operations	Income	and Distributions	End of Period
OPPORTUNISTIC MUNICIPAL FUND
Institutional shares
2019	(b)	$10.61	$0.23	($0.04)	$0.19	($0.22)	($0.22)	$10.58
2018		10.66	0.45	(0.07)	0.38	(0.43)	(0.43)	10.61
2017		11.03	0.43	(0.39)	0.04	(0.41)	(0.41)	10.66
2016		10.20	0.39	0.84	1.23	(0.40)	(0.40)	11.03
2015	(g)	10.29	0.20	(0.09)	0.11	(0.20)	(0.20)	10.20
ORIGIN EMERGING MARKETS FUND
Institutional shares
2019	(b)	11.16	0.01	(0.64)	(0.63)	(0.16)	(0.16)	10.37
2018		11.61	0.07	(0.41)	(0.34)	(0.11)	(0.11)	11.16
2017		8.97	0.05	2.66	2.71	(0.07)	(0.07)	11.61
2016		8.42	0.07	0.56	0.63	(0.08)	(0.08)	8.97
2015	(h)	10.00	0.18	(1.76)	(1.58)	–	–	8.42
R-6 shares
2019	(b)	11.16	0.01	(0.62)	(0.61)	(0.17)	(0.17)	10.38
2018		11.61	0.15	(0.49)	(0.34)	(0.11)	(0.11)	11.16
2017		8.97	0.50	2.21	2.71	(0.07)	(0.07)	11.61
2016		8.42	0.07	0.56	0.63	(0.08)	(0.08)	8.97
2015	(h)	10.00	(0.02)	(1.56)	(1.58)	–	–	8.42

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)

					Ratio of Expenses to
					Average Net Assets		Ratio of Gross		Ratio of Net
		Net Assets, End of Period (in	Ratio of Expenses to		(Excluding Interest		Expenses to Average		Investment Income to		Portfolio Turnover
Total Return		thousands)	Average Net Assets		Expense Fees)		Net Assets		Average Net Assets		Rate

1.80	%(c)	$63,703	0.74	%(d)	0.60%(d),(e)		0.79%(d),(f)		4.45	%(d)	70.2	%(d)
3.66		55,466	0.72		0.62	(e)	0.74	(f)	4.21		76.0
0.48		61,797	0.69		0.63	(e)	0.79	(f)	4.10		67.9
12.23		3,606	0.70		0.65	(e)	2.42	(f)	3.57		53.5
1.04	(c)	10	0.71	(d)	0.65	(d),(e)	452.62	(d),(f)	4.14	(d)	54.9	(d)

(5.46	) (c)	11,246	1.23	(d)	N/A		1.49	(d),(f)	0.19	(d)	51.0	(d)
(2.98)		12,032	1.25		N/A		1.33	(f)	0.58		52.3
30.58		35,584	1.24		N/A		1.24	(f)	0.51		66.3
7.50		778,143	1.24		N/A		1.24	(f)	0.86		69.0
(15.80	) (c)	816,035	1.25	(d)	N/A		1.31	(d),(f)	3.01	(d)	86.6	(d)

(5.33	) (c)	536,009	1.18	(d)	N/A		1.24	(d),(f)	0.26	(d)	51.0	(d)
(2.97)		622,846	1.21		N/A		1.23	(f)	1.21		52.3
30.54		662,808	1.21		N/A		1.23	(f)	4.54		66.3
7.50		90	1.26		N/A		25.47	(f)	0.87		69.0
(15.80	) (c)	85	1.26	(d)	N/A		8.94	(d),(f)	(0.41	) (d)	86.6	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2019.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(f)	Excludes expense reimbursement from Manager.
(g)	Period from March 10, 2015, date operations commenced, through August 31, 2015.
(h)	Period from January 23, 2015, date operations commenced, through August 31, 2015.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
PREFERRED SECURITIES FUND
Class J shares
2019	(b)	$9.79	$0.24	($0.15)	$0.09	($0.28)	$–	($0.28)	$9.60
2018		10.26	0.49	(0.45)	0.04	(0.49)	(0.02)	(0.51)	9.79
2017		10.11	0.49	0.22	0.71	(0.47)	(0.09)	(0.56)	10.26
2016		10.01	0.48	0.18	0.66	(0.47)	(0.09)	(0.56)	10.11
2015		10.34	0.48	(0.12)	0.36	(0.51)	(0.18)	(0.69)	10.01
2014		9.97	0.51	0.65	1.16	(0.52)	(0.27)	(0.79)	10.34
Institutional shares
2019	(b)	9.99	0.26	(0.15)	0.11	(0.29)	–	(0.29)	9.81
2018		10.46	0.52	(0.46)	0.06	(0.51)	(0.02)	(0.53)	9.99
2017		10.30	0.52	0.23	0.75	(0.50)	(0.09)	(0.59)	10.46
2016		10.18	0.52	0.19	0.71	(0.50)	(0.09)	(0.59)	10.30
2015		10.51	0.53	(0.14)	0.39	(0.54)	(0.18)	(0.72)	10.18
2014		10.12	0.56	0.66	1.22	(0.56)	(0.27)	(0.83)	10.51
R-1 shares
2019	(b)	9.94	0.22	(0.15)	0.07	(0.25)	–	(0.25)	9.76
2018		10.41	0.44	(0.46)	(0.02)	(0.43)	(0.02)	(0.45)	9.94
2017		10.25	0.44	0.22	0.66	(0.41)	(0.09)	(0.50)	10.41
2016		10.14	0.43	0.19	0.62	(0.42)	(0.09)	(0.51)	10.25
2015		10.46	0.44	(0.12)	0.32	(0.46)	(0.18)	(0.64)	10.14
2014		10.08	0.47	0.66	1.13	(0.48)	(0.27)	(0.75)	10.46
R-2 shares
2019	(b)	9.88	0.22	(0.15)	0.07	(0.26)	–	(0.26)	9.69
2018		10.35	0.45	(0.45)	–	(0.45)	(0.02)	(0.47)	9.88
2017		10.20	0.45	0.22	0.67	(0.43)	(0.09)	(0.52)	10.35
2016		10.09	0.45	0.18	0.63	(0.43)	(0.09)	(0.52)	10.20
2015		10.42	0.45	(0.12)	0.33	(0.48)	(0.18)	(0.66)	10.09
2014		10.04	0.48	0.66	1.14	(0.49)	(0.27)	(0.76)	10.42

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)

							Ratio of Net Investment
		Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to		Income to Average Net
Total Return		thousands)	Average Net Assets		Average Net Assets		Assets		Portfolio Turnover Rate

0.95%(c),(d)		$41,303	1.05	%(e)	1.08%(e),(f)		5.06	%(e)	13.6	%(e)
0.38	(d)	45,458	1.02		1.05	(f)	4.87		12.3
7.37	(d)	51,417	1.00		1.03	(f)	4.88		16.1
6.87	(d)	50,135	1.06		1.10	(f)	4.84		13.9
3.59	(d)	43,477	1.14		1.16	(f)	4.72		16.9
12.24	(d)	39,563	1.20		1.28	(f)	5.02		20.1

1.15	(c)	3,068,464	0.81	(e)	0.83	(e),(g)	5.29	(e)	13.6	(e)
0.59		3,306,108	0.80		0.80	(g)	5.09		12.3
7.58		3,817,309	0.77		0.77	(g)	5.11		16.1
7.26		2,444,823	0.76		–		5.14		13.9
3.91		1,923,458	0.76		–		5.12		16.9
12.76		2,033,946	0.75		–		5.48		20.1

0.77	(c)	954	1.59	(e)	–		4.52	(e)	13.6	(e)
(0.20)		987	1.58		–		4.29		12.3
6.75		1,315	1.58		–		4.31		16.1
6.32		1,572	1.58		–		4.32		13.9
3.16		1,332	1.58		–		4.27		16.9
11.78		1,751	1.59		–		4.66		20.1

0.84	(c),(h)	1,560	1.46	(e)	–		4.65	(e)	13.6	(e)
(0.06)		1,788	1.45		–		4.45		12.3
6.84		1,760	1.45		–		4.44		16.1
6.49		1,234	1.45		–		4.45		13.9
3.25		1,556	1.45		–		4.43		16.9
11.98		845	1.46		–		4.75		20.1

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
PREFERRED SECURITIES FUND
R-3 shares
2019	(b)	$9.92	$0.23	($0.15)	$0.08	($0.26)	$–	($0.26)	$9.74
2018		10.39	0.47	(0.46)	0.01	(0.46)	(0.02)	(0.48)	9.92
2017		10.23	0.47	0.22	0.69	(0.44)	(0.09)	(0.53)	10.39
2016		10.12	0.47	0.18	0.65	(0.45)	(0.09)	(0.54)	10.23
2015		10.45	0.47	(0.13)	0.34	(0.49)	(0.18)	(0.67)	10.12
2014		10.07	0.51	0.65	1.16	(0.51)	(0.27)	(0.78)	10.45
R-4 shares
2019	(b)	9.90	0.24	(0.16)	0.08	(0.27)	–	(0.27)	9.71
2018		10.37	0.49	(0.46)	0.03	(0.48)	(0.02)	(0.50)	9.90
2017		10.21	0.48	0.23	0.71	(0.46)	(0.09)	(0.55)	10.37
2016		10.10	0.49	0.18	0.67	(0.47)	(0.09)	(0.56)	10.21
2015		10.44	0.50	(0.15)	0.35	(0.51)	(0.18)	(0.69)	10.10
2014		10.06	0.53	0.65	1.18	(0.53)	(0.27)	(0.80)	10.44
R-5 shares
2019	(b)	9.95	0.25	(0.15)	0.10	(0.28)	–	(0.28)	9.77
2018		10.42	0.50	(0.45)	0.05	(0.50)	(0.02)	(0.52)	9.95
2017		10.26	0.50	0.23	0.73	(0.48)	(0.09)	(0.57)	10.42
2016		10.15	0.50	0.18	0.68	(0.48)	(0.09)	(0.57)	10.26
2015		10.47	0.50	(0.12)	0.38	(0.52)	(0.18)	(0.70)	10.15
2014		10.09	0.53	0.66	1.19	(0.54)	(0.27)	(0.81)	10.47
R-6 shares
2019	(b)	9.99	0.26	(0.16)	0.10	(0.29)	–	(0.29)	9.80
2018		10.46	0.53	(0.46)	0.07	(0.52)	(0.02)	(0.54)	9.99
2017	(i)	9.91	0.35	0.53	0.88	(0.33)	–	(0.33)	10.46

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)

							Ratio of Net Investment
		Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to		Income to Average Net
Total Return		thousands)	Average Net Assets		Average Net Assets		Assets		Portfolio Turnover Rate

0.93	%(c)	$2,460	1.28	%(e)	–%		4.83	%(e)	13.6	(e)
0.11		2,319	1.27		–		4.62		12.3
7.09		2,676	1.27		–		4.62		16.1
6.66		3,311	1.27		–		4.63		13.9
3.40		3,758	1.27		–		4.60		16.9
12.13		4,074	1.28		–		4.98		20.1

1.02	(c),(h)	1,186	1.09	(e)	–		5.01	(e)	13.6	(e)
0.31		1,284	1.08		–		4.82		12.3
7.30		1,304	1.08		–		4.78		16.1
6.86		1,395	1.08		–		4.89		13.9
3.52		1,543	1.08		–		4.87		16.9
12.35		1,221	1.09		–		5.22		20.1

1.07	(c)	2,155	0.97	(e)	–		5.14	(e)	13.6	(e)
0.43		3,023	0.96		–		4.92		12.3
7.40		3,506	0.96		–		4.92		16.1
7.07	(h)	4,216	0.96		–		4.93		13.9
3.72	(h)	3,665	0.96		–		4.90		16.9
12.45		3,350	0.97		–		5.24		20.1

1.10	(c)	901,875	0.71	(e)	0.71	(e),(g)	5.40	(e)	13.6	(e)
0.69		1,010,227	0.71		0.71	(g)	5.21		12.3
8.98	(c)	520,462	0.71	(e)	0.72	(e),(g)	5.08	(e)	16.1	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2019.
(c)	Total return amounts have not been annualized.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Distributor.
(g)	Excludes expense reimbursement from Manager.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i)	Period from January 3, 2017, date operations commenced, through August 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
REAL ESTATE DEBT INCOME FUND
Institutional shares
2019	(b)	$9.43	$0.18	$0.10	$0.28	($0.19)	$–	($0.19)	$9.52
2018		9.74	0.33	(0.30)	0.03	(0.34)	–	(0.34)	9.43
2017		9.87	0.35	(0.17)	0.18	(0.31)	–	(0.31)	9.74
2016		9.76	0.30	0.13	0.43	(0.32)	–	(0.32)	9.87
2015	(g)	10.00	0.24	(0.25)	(0.01)	(0.23)	–	(0.23)	9.76
R-6 shares
2019	(b)	9.43	0.19	0.09	0.28	(0.20)	–	(0.20)	9.51
2018		9.74	0.34	(0.30)	0.04	(0.35)	–	(0.35)	9.43
2017	(h)	9.49	0.23	0.23	0.46	(0.21)	–	(0.21)	9.74
SMALL-MIDCAP DIVIDEND INCOME FUND
Institutional shares
2019	(b)	17.92	0.13	(1.67)	(1.54)	(0.25)	(1.89)	(2.14)	14.24
2018		16.65	0.39	1.92	2.31	(0.26)	(0.78)	(1.04)	17.92
2017		15.01	0.41	1.61	2.02	(0.38)	–	(0.38)	16.65
2016		12.79	0.39	2.43	2.82	(0.34)	(0.26)	(0.60)	15.01
2015		14.40	0.42	(1.38)	(0.96)	(0.34)	(0.31)	(0.65)	12.79
2014		12.29	0.43	2.25	2.68	(0.31)	(0.26)	(0.57)	14.40
R-6 shares
2019	(b)	17.98	0.13	(1.67)	(1.54)	(0.24)	(1.89)	(2.13)	14.31
2018		16.66	0.40	1.94	2.34	(0.24)	(0.78)	(1.02)	17.98
2017	(h)	16.17	0.33	0.22	0.55	(0.06)	–	(0.06)	16.66

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)

							Ratio of Net Investment
		Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to		Income to Average Net
Total Return		thousands)	Average Net Assets		Average Net Assets		Assets		Portfolio Turnover Rate

3.05	%(c)	$7,353	0.70	%(d)	1.02%(d),(e)		3.94	%(d)	37.7	%(d)
0.32		2,677	0.70		1.49	(e)	3.47		27.7
1.87		2,109	0.59		0.59	(e)	3.65		13.1
4.69	(f)	153,816	0.63		0.63	(e)	3.11		20.1
(0.22) (c),(f)		22,371	0.70	(d)	0.84	(d),(e)	3.59	(d)	42.2	(d)

3.02	(c)	120,973	0.57	(d)	0.60	(d),(e)	4.02	(d)	37.7	(d)
0.44		183,544	0.57		0.58	(e)	3.60		27.7
4.90	(c)	188,307	0.57	(d)	0.64	(d),(e)	3.58	(d)	13.1	(d)

(7.18	) (c)	2,003,974	0.86	(d)	0.90	(d),(e)	1.65	(d)	21.4	(d)
14.20		2,453,527	0.86		0.86	(e)	2.25		31.5
13.56		2,179,792	0.86		0.89	(e)	2.51		25.5
22.94		1,142,465	0.82		0.82	(e)	2.90		25.8
(6.89)		849,929	0.86		0.88	(e)	3.00		29.3
22.19		554,543	0.80		–		3.14		18.2

(7.14	) (c)	9,154	0.79	(d)	0.99	(d),(e)	1.74	(d)	21.4	(d)
14.39		7,737	0.78		0.78	(e)	2.28		31.5
3.43	(c)	610,070	0.77	(d)	0.78	(d),(e)	2.96	(d)	25.5	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2019.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes expense reimbursement from Manager.
(f)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g)	Period from December 31, 2014, date operations commenced, through August 31, 2015.
(h)	Period from January 3, 2017, date operations commenced, through August 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
SYSTEMATEX INTERNATIONAL FUND
Institutional shares
2019	(b)	$11.99	$0.07	($0.65)	($0.58)	($0.36)	($1.15)	($1.51)	$9.90
2018		12.03	0.30	0.16	0.46	(0.28)	(0.22)	(0.50)	11.99
2017		10.43	0.13	1.69	1.82	(0.22)	–	(0.22)	12.03
2016	(f)	10.00	0.24	0.26	0.50	(0.05)	(0.02)	(0.07)	10.43
R-6 shares
2019	(b)	12.09	0.08	(0.65)	(0.57)	(0.37)	(1.15)	(1.52)	10.00
2018		12.12	0.31	0.16	0.47	(0.28)	(0.22)	(0.50)	12.09
2017		10.44	0.26	1.64	1.90	(0.22)	–	(0.22)	12.12
2016	(f)	10.00	0.31	0.20	0.51	(0.05)	(0.02)	(0.07)	10.44
SYSTEMATEX LARGE VALUE FUND
R-6 shares
2019	(b)	13.40	0.21	(0.79)	(0.58)	(0.28)	(0.57)	(0.85)	11.97
2018		12.37	0.27	1.44	1.71	(0.24)	(0.44)	(0.68)	13.40
2017		11.25	0.23	1.13	1.36	(0.24)	–	(0.24)	12.37
2016	(f)	10.00	0.23	1.11	1.34	(0.07)	(0.02)	(0.09)	11.25

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)

							Ratio of Net Investment
		Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to		Income to Average Net
Total Return		thousands)	Average Net Assets		Average Net Assets		Assets		Portfolio Turnover Rate

(3.47)%(c)		$294	0.75	%(d)	6.97%(d),(e)		1.31	%(d)	10.1	%(d)
3.71		305	0.75		3.79	(e)	2.43		46.1
17.86		554	0.75		1.87	(e)	1.25		44.3
4.93	(c)	4,198	0.75	(d)	1.61	(d),(e)	2.59	(d)	60.2	(d)

(3.42) (c)		51,552	0.63	(d)	0.82	(d),(e)	1.44	(d)	10.1	(d)
3.78		53,807	0.62		0.74	(e)	2.53		46.1
18.62		76,182	0.62		0.78	(e)	2.39		44.3
5.03	(c)	59,094	0.62	(d)	1.11	(d),(e)	3.26	(d)	60.2	(d)

(3.61) (c)		9,285	0.42	(d)	0.91	(d),(e)	3.51	(d)	32.2	(d)
13.99		10,365	0.42		0.90	(e)	2.03		42.5
12.21		9,449	0.42		1.12	(e)	1.98		46.6
13.50	(c)	8,516	0.42	(d)	1.16	(d),(e)	2.33	(d)	60.8	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2019.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes expense reimbursement from Manager.
(f)	Period from September 22, 2015, date operations commenced, through August 31, 2016.

See accompanying notes.

Shareholder Expense Example
Principal Funds, Inc.
February 28, 2019 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical
			Expenses Paid
			During Period	Beginning	Ending
			September	Account	Account
			1, 2018 to	Value	Value		Annualized
	Beginning	Ending	February 28,	September	February		Expense
	Account	Account	2019(a)	1, 2018	28, 2019	Expenses Paid	Ratio
Blue Chip Fund
Class J	$1,000.00	$992.99	$4.45	$1,000.00	$1,020.33	$4.51	0.90%
Institutional	1,000.00	993.84	3.26	1,000.00	1,021.52	3.31	0.66
R-3	1,000.00	991.66	5.78	1,000.00	1,018.99	5.86	1.17
R-4	1,000.00	992.56	4.84	1,000.00	1,019.93	4.91	0.98
R-5	1,000.00	992.99	4.25	1,000.00	1,020.53	4.31	0.86
R-6	1,000.00	994.38	2.97	1,000.00	1,021.82	3.01	0.60
Bond Market Index Fund
Class J	1,000.00	1,016.73	3.20	1,000.00	1,021.62	3.21	0.64
Institutional	1,000.00	1,018.59	0.80	1,000.00	1,024.00	0.80	0.16
R-1	1,000.00	1,014.12	5.19	1,000.00	1,019.64	5.21	1.04
R-2	1,000.00	1,014.96	4.55	1,000.00	1,020.28	4.56	0.91
R-3	1,000.00	1,016.05	3.65	1,000.00	1,021.17	3.66	0.73
R-4	1,000.00	1,017.23	2.70	1,000.00	1,022.12	2.71	0.54
R-5	1,000.00	1,017.92	2.10	1,000.00	1,022.71	2.11	0.42
Diversified Real Asset Fund
Institutional	1,000.00	978.43	4.17	1,000.00	1,020.58	4.26	0.85
R-3	1,000.00	976.76	6.67	1,000.00	1,018.05	6.80	1.36
R-4	1,000.00	977.26	5.74	1,000.00	1,018.99	5.86	1.17
R-5	1,000.00	978.42	5.15	1,000.00	1,019.59	5.26	1.05
R-6	1,000.00	979.06	3.88	1,000.00	1,020.88	3.96	0.79
EDGE MidCap Fund
Institutional	1,000.00	972.15	4.40	1,000.00	1,020.33	4.51	0.90
R-6	1,000.00	972.39	3.72	1,000.00	1,021.03	3.81	0.76

		Shareholder Expense Example
				Principal Funds, Inc.
			February 28, 2019 (unaudited)

		Actual			Hypothetical
			Expenses Paid
			During Period	Beginning	Ending
			September	Account	Account
			1, 2018 to	Value	Value		Annualized
	Beginning	Ending	February 28,	September	February		Expense
	Account	Account	2019(a)	1, 2018	28, 2019	Expenses Paid	Ratio
Global Multi-Strategy Fund
Institutional	$1,000.00	$990.06	$10.90	$1,000.00	$1,013.84	$11.04	2.21%
R-6	1,000.00	989.53	10.51	1,000.00	1,014.23	10.64	2.13
Global Multi-Strategy Fund (Excluding Dividend and Interest Expense on Shorts)
Institutional	1,000.00	990.10	8.09	1,000.00	1,016.56	8.23	1.64
R-6	1,000.00	989.50	7.70	1,000.00	1,016.96	7.83	1.56
Global Opportunities Fund
Institutional	1,000.00	982.81	4.18	1,000.00	1,020.58	4.26	0.85
International Equity Index Fund
Institutional	1,000.00	962.75	1.51	1,000.00	1,023.26	1.56	0.31
R-1	1,000.00	959.12	5.83	1,000.00	1,018.84	6.01	1.20
R-2	1,000.00	959.11	5.20	1,000.00	1,019.49	5.36	1.07
R-3	1,000.00	960.77	4.33	1,000.00	1,020.38	4.46	0.89
R-4	1,000.00	960.81	3.40	1,000.00	1,021.32	3.51	0.70
R-5	1,000.00	961.99	2.82	1,000.00	1,021.92	2.91	0.58
R-6	1,000.00	963.73	1.36	1,000.00	1,023.41	1.40	0.28
International Small Company Fund
Institutional	1,000.00	913.59	5.69	1,000.00	1,018.84	6.01	1.20
R-6	1,000.00	913.84	5.08	1,000.00	1,019.49	5.36	1.07
Multi-Manager Equity Long/Short
Fund
Institutional	1,000.00	969.68	10.26	1,000.00	1,014.38	10.49	2.10
R-6	1,000.00	970.97	9.87	1,000.00	1,014.78	10.09	2.02
Multi-Manager Equity Long/Short Fund (Excluding Dividend and Interest Expense on
Short Sales and Short Sale Fees)
Institutional	1,000.00	969.70	8.16	1,000.00	1,016.41	8.38	1.67
R-6	1,000.00	971.00	7.77	1,000.00	1,016.81	7.98	1.59
Opportunistic Municipal Fund
Institutional	1,000.00	1,018.04	3.90	1,000.00	1,020.93	3.91	0.78
Opportunistic Municipal Fund (Excluding Interest Expense and Fees)
Institutional	1,000.00	1,018.00	3.00	1,000.00	1,021.78	3.01	0.60
Origin Emerging Markets Fund
Institutional	1,000.00	945.41	5.93	1,000.00	1,018.70	6.16	1.23
R-6	1,000.00	946.72	5.70	1,000.00	1,018.94	5.91	1.18
Preferred Securities Fund
Class J	1,000.00	1,009.47	5.23	1,000.00	1,019.59	5.26	1.05
Institutional	1,000.00	1,011.49	4.04	1,000.00	1,020.78	4.06	0.81
R-1	1,000.00	1,007.66	7.91	1,000.00	1,016.91	7.95	1.59
R-2	1,000.00	1,008.37	7.27	1,000.00	1,017.55	7.30	1.46
R-3	1,000.00	1,009.25	6.38	1,000.00	1,018.45	6.41	1.28
R-4	1,000.00	1,010.24	5.43	1,000.00	1,019.39	5.46	1.09
R-5	1,000.00	1,010.75	4.84	1,000.00	1,019.98	4.86	0.97
R-6	1,000.00	1,010.98	3.54	1,000.00	1,021.27	3.56	0.71
Real Estate Debt Income Fund
Institutional	1,000.00	1,030.53	3.52	1,000.00	1,021.32	3.51	0.70
R-6	1,000.00	1,030.16	2.87	1,000.00	1,021.97	2.86	0.57
Small-MidCap Dividend Income
Fund
Institutional	1,000.00	928.25	4.11	1,000.00	1,020.53	4.31	0.86
R-6	1,000.00	928.55	3.78	1,000.00	1,020.88	3.96	0.79
SystematEx International Fund
Institutional	1,000.00	965.31	3.65	1,000.00	1,021.08	3.76	0.75
R-6	1,000.00	965.76	3.07	1,000.00	1,021.67	3.16	0.63
SystematEx Large Value Fund
R-6	1,000.00	963.87	2.05	1,000.00	1,022.71	2.11	0.42

Shareholder Expense Example
Principal Funds, Inc.
February 28, 2019 (unaudited)

(a)	Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Principal Funds, Inc.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940

As noted in the table provided below, certain of the Principal Funds made distributions for the months of December 2018, February 2019, and March 2019 for which a portion is estimated to be in excess of the fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:

	December 2018
Fund		Net Income	Realized Gain	Capital Sources
Blue Chip Fund		0.00%	100.00%	0.00%
Bond Market Index Fund		99.92	0.00	0.08
Diversified Real Asset Fund		82.07	0.00	17.93
Global Opportunities Fund		93.81	6.19	0.00
International Equity Index Fund		77.46	0.00	22.54
International Small Company Fund		4.58	0.00	95.42
Multi-Manager Equity Long/Short Fund		0.00	0.00	100.00
SystematEx International Fund		77.98	22.02	0.00
SystematEx Large Value Fund		99.67	0.00	0.33

	February 2019
Fund		Net Income	Realized Gain	Capital Sources
Real Estate Debt Income Fund		98.44%	0.00%	1.56%

	March 2019
Fund		Net Income	Realized Gain	Capital Sources
Real Estate Debt Income Fund		99.50%	0.00%	0.50%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the funds will not be available until the end of the funds’ fiscal year.

As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

Notices are posted monthly on our website at principalfunds.com/sources-of-distribution. You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.

This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.

A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

Principal Funds are distributed by Principal Funds Distributor, Inc.

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment CompanyAct of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

			Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	131	Durango Herald, Inc;
Director since 2004			McClatchy Newspapers, Inc.
Member, Nominating and Governance
Committee
1948

Leroy T. Barnes, Jr.	Retired.	131	McClatchy Newspapers,
Director since 2012			Inc.; Herbalife Ltd.; Frontier
Member, Audit Committee			Communications, Inc.
1951

Craig Damos	President, The Damos Company	131	Hardin Construction
Director since 2008
Member, Audit Committee Member,
15(c) Committee
1954

Mark A. Grimmett	Formerly, Executive Vice President and CFO, Merle	131	None
Director since 2004	Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	Formerly, CEO, MAM USA	131	Focus Products Group; MAM
Director since 2005			USA
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Retired.	131	Armstrong World Industries,
Director since March 2012			Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

Karen (“Karrie”) McMillan	Managing Director, Patomak Global Partners, LLC.	131	None
Director since 2014	Formerly, General Counsel, Investment Company
Member, Operations Committee	Institute
1961

Elizabeth A. Nickels	Formerly, Executive Director, Herman Miller	131	Charlotte Russe; Follet
Director since 2015	Foundation; Formerly President, Herman Miller		Corporation; PetSmart;
Member, Audit Committee	Healthcare		SpartanNash; Spectrum
1962			Health Systems

Mary M. (“Meg”) VanDeWeghe	CEO and President, Forte Consulting, Inc.	131	Brown Advisory; B/E
Director since 2018			Aerospace; WP Carey; Nalco
Member, Operations Committee			(and its successor Ecolab)
1959

The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the Manager and Principal Life.

Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Michael J. Beer	Chief Executive Officer, Principal Funds	131	None
Director since 2012	Distributor, Inc. (“PFD”) since 2015 Executive
President, Chief Executive Officer	Director – Funds, Principal Global
Member, Executive Committee	Investors, LLC (“PGI”) since 2017 Director, PGI
1961	since 2017
Director, PFD since 2015
Vice President/Mutual Funds and Broker
Dealer, Principal Life Insurance Company
(“PLIC”) (2001-2014)
Vice President/Chief Operating Officer,
Principal Funds, PLIC (2014-2015)
Executive Director, Principal Funds &
Trust, PLIC since 2015
Director, Principal Management
Corporation, (“PMC”) (2006-2015) President &
Chief Executive Officer,
PMC (2015-2017)
Executive Vice President/Chief Operating
Officer, PMC (2008-2015)
Chair, PMC (2015-2017)
Director, Principal Securities, Inc. (“PSI”) (2005-
2015)
President, PSI (2005-2015)
Director, Principal Shareholder
Services (“PSS”) (2007-2015)
Chairman, PSS since 2015
President, PSS (2007-2015)
Executive Vice President, PSS since 2015

Patrick Halter	Director, Morley Capital Management, Inc.	131	None
Director since 2017	(“Morley”) since 2017
Member, Executive Committee	Chair, Post Advisory Group, LLC (“Post”) since
1959	2017
Chief Operating Officer, PGI since 2017 Director,
PGI since 2003
Chair, PREI since 2004
Chief Executive Officer, PREI since 2005 Chair,
Spectrum since 2017

Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.

The following table presents officers of the Funds.

Name,
Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
Des Moines, IA 50392
1955

Jennifer A. Block	Vice President and Counsel (2017-2018)
Deputy Chief Compliance Officer	Assistant Counsel (2010-2017)
Des Moines, IA 50392	Assistant Secretary (2015-2018)
1973	Counsel, PGI (2017-2018)
Counsel, PFD (2009-2013)
Counsel, PLIC (2009-2018)
Counsel, PMC (2009-2013, 2014-2017)
Counsel, PSI (2009-2013)
Counsel, PSS (2009-2013)

Tracy Bollin	Managing Director, PGI since 2016
Chief Financial Officer	Chief Operating Officer, PMC (2015-2017)
Des Moines, IA 50392	Chief Financial Officer, PFA (2010-2015)
1970	Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2014
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)

Gina L. Graham	Vice President/Treasurer, PFA since 2016
Treasurer	Vice President/Treasurer, Morely since 2016
Des Moines, IA 50392	Vice President/Treasurer, PFD since 2016
1965	Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, Principal Real Estate
Investors, LLC since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016

Laura B. Latham	Counsel, PGI since 2018
Assistant Counsel and Assistant Secretary	Prior thereto, Attorney in Private Practice
Des Moines, IA 50392
1986

Diane K. Nelson	Chief Compliance Officer/AML Officer, PSS since
AML Officer	2015
Des Moines, IA 50392	Compliance Advisor, PMC (2013-2015)
1965

Sara L. Reece	Director - Accounting, PLIC since 2015
Vice President and Controller	Assistant Financial Controller, PLIC prior to 2015
Des Moines, IA 50392
1975

Teri R. Root	Interim Chief Compliance Officer (2018)
Chief Compliance Officer	Deputy Chief Compliance Officer (2015-2018)
Des Moines, IA 50392	Deputy Chief Compliance Officer, PGI since 2017
1979	Vice President and Chief Compliance Officer, PMC
(2015–2017)
Compliance Officer, PMC (2010-2013)
Vice President, PSS since 2015

Britney L. Schnathorst	Counsel, PLIC since 2013
Assistant Counsel and Assistant	Prior thereto, Attorney in Private Practice
Secretary
Des Moines, IA 50392
1981

Name,
Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Adam U. Shaikh	Assistant General Counsel, PGI since 2018
Assistant Counsel	Counsel, PGI (2017-2018)
Des Moines, IA 50392	Counsel, PFD (2006-2013)
1972	Counsel, PLIC
Counsel, PMC (2007-2013, 2014-2017)
Counsel, PSI (2007-2013)

Dan Westholm	Assistant Vice President/Treasurer, PGI since 2017
Assistant Treasurer	Assistant Vice President/Treasury, PFA since 2013
Des Moines, IA 50392	Director – Treasury, PFA (2011-2013)
1966	Assistant Vice President/Treasury, PFD since 2013
Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC since 2014
Director – Treasury, PLIC (2007-2014)
Director – Treasury, PMC (2003-2013)
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Director – Treasury, PSI (2011-2013)
Assistant Vice President/Treasury, PSS since 2013
Director – Treasury, PSS (2007-2013)

Beth Wilson	Director and Secretary – Funds, PLIC
Vice President and Secretary	Vice President, PMC (2007-2013)
Des Moines, IA 50392
1956

Clint Woods	Of Counsel (2017-2018)
Counsel, Vice President, and	Vice President (2016-2017)
Assistant Secretary	Counsel (2015-2017)
Des Moines, IA 50392	Vice President, PLIC since 2015
1961	Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013

Jared Yepsen	Counsel, PGI since 2017
Assistant Tax Counsel	Counsel, PLIC since 2015
Des Moines, IA 50392	Senior Attorney, Transamerica Life Insurance
1981	Company (TLIC)
(2013-2015)
Attorney, TLIC (2010-2013)

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.

The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.

The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.

The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.

The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.

Additional information about the Fund is available in the Prospectus dated December 31, 2018, and the Statement of Additional Information dated December 31, 2018. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA

02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of November 30 and May 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.

BOARD CONSIDERATION OF INVESTMENTADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) the annual review and renewal of the ManagementAgreement and various subadvisory agreements for all Funds; and (2) an amended subadvisory agreement with Principal Real Estate Investors, LLC related to the addition of a new investment sleeve and a change to an existing fee schedule for the Diversified Real Asset Fund.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements

At its September 12, 2018 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreements of seventeen series of PFI having a fiscal year end of 8/31 (each series is referred to as a “Fund”).

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act (the “Board”), to annually review and consider the continuation of: (1) the Management Agreement between the Principal Global Investors, LLC (the ”Manager”) and PFI, on behalf of the Funds (2) the Subadvisory Agreements between the Manager and each of AQR Capital Management, LLC /CNH Partners, LLC; BlackRock Financial Management, Inc. and BlackRock International Limited; BNP Paribas Asset Management USA, Inc.; Credit Suisse Asset Management, LLC; Delaware Investments Fund Advisors; Finisterre Capital LLP; Gotham Asset Management, LLC; Graham Capital Management, L.P.; KLS Diversified Asset Management LP; Loomis, Sayles & Company, L.P.; Los Angeles Capital Management and Equity Research, Inc.; Mellon Investments Corporation; Origin Asset Management LLP; Pictet Asset Management SA; Principal Real Estate Investors, LLC; RARE Infrastructure (North America) Pty Limited; Sirios Capital Management, L.P.; Sound Point Capital Management, LP; Spectrum Asset Management, Inc.; Symphony Asset Management LLC; Three Bridges Capital, LP; Tortoise Capital Advisors, L.L.C.; Wellington Management Company LLP; and York Registered Holdings, L.P. The Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.” The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.

Management Agreement

With respect to the ManagementAgreement for each Fund, the Board considered, among other factors, that the Manager, along with Principal Management Corporation (“PMC”), the previous investment adviser to the Funds that merged with and into the Manager on May 1, 2017, and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive fees for certain Funds. In addition, the Board considered the following factors, and made certain findings and conclusions with respect thereto, for each of the Funds. The Board concluded that a relationship with a capable and conscientious adviser is in the best interests of each Fund.

Nature, Extent and Quality of Services

The Board considered the nature, quality and extent of the services provided under the Management Agreement, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager.

The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered that, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility for certain Funds to the Subadvisors. The Board noted that the Manager’s process for the selection of subadvisors emphasizes the selection of Principal-affiliated subadvisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated subadvisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated Subadvisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated subadvisor for a Fund. The Board considered the Manager’s due diligence process for monitoring and replacing Subadvisors and for monitoring the investment performance of the Manager. The Board also considered the compliance program established by the Manager for the Funds and the level of compliance attained by the Funds. The Board noted that they had previously reviewed the annual best execution and soft dollar reports and information regarding the research payment accounts for applicable Funds and included those findings in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under the Management Agreement were satisfactory.

Investment Performance

The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-year period ended March 31, 2018 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2018, and compared those returns to various agreed-upon performance measures, including peer-group data based upon a broad-based, industry category determined by Morningstar, with certain exceptions. For the Diversified Real Asst Fund, a custom peer group recommended by the Manager and reviewed by the 15(c) Committee was used.

For Funds or Subadvisors that did not have a three-year or five-year performance history, the Board reviewed performance for a one-year or three-year period ended March 31, 2018, respectively, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2018, as available, to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain Subadvisors for multi-manager Funds, that had not attained during the relevant period(s) a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund or Subadvisor, remedial efforts being taken to improve performance and/or the Manager’s explanation for the performance of such Fund or Subadvisor. The Board considered the Manager’s due diligence process for evaluating the performance of all Funds and all Subadvisors, for which they received regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisors at the appropriate time, if necessary.

Investment Management Fees

The Board considered each Fund’s management fee. For each Fund, other than the PFI Capital Securities Fund, which does not pay management fees, the Board received certain information from Broadridge. For Funds the Board received information comparing each Fund’s (1) contractual management fee at current asset levels and at theoretical asset levels, (2) actual management fee (after any fee waivers) at average fiscal-year asset levels, (3) actual non-management fees at average fiscal-year asset levels, and (4) actual total expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Class A shares for PFI Funds, in each case as available, to investment advisory fees and expense ratios of funds in a peer group selected by Broadridge (except for the PFI Diversified Real Asset Fund, which uses a custom peer group recommended by the Manager and reviewed by the 15(c) Committee) (“Expense Group”), and, if available, a broad-based, industry category defined by Broadridge (“Expense Universe”).

For PFI Funds that did not offer Class A shares or if Class A shares represented less than 5% of the PFI Fund’s total assets, the information provided was based upon Class I shares (or, in the case of the PFI SystematEx Large Value Fund, Class R-6 shares).

In evaluating the management fees, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds and other funds and non-fund accounts managed by the Manager, subadvisory fees paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale and expense caps and fee waivers. The Board considered that certain PFI Funds with similar investment strategies and policies have different management fees and noted the reasons cited by the Manager for the differing fees. In reviewing the fees of other accounts managed by the Manager, the Board considered information provided by the Manager regarding differences between the services provided to the Funds and the services provided to such other accounts. For most Funds, actual management fees were within the third quartile or better when compared to their Expense Group. For some Funds, although actual management fees were higher than the third quartile, total net expense ratios were within the third quartile or better. Discussion is set forth below regarding specific factors relevant to the Board’s review of certain other Funds.

The list of agreed upon expense caps and fee waivers also reflects new or revised fee waivers for the Opportunistic Municipal Fund, the Origin Emerging Markets Fund and the Real Estate Debt Income Fund, to be effective from December 31, 2018 through December 30, 2020; and for the Blue Chip Fund, to be effective from November 1, 2018 through December 30, 2020.

Considering all factors they deemed relevant, the Board concluded that the management fee payable by each Fund was reasonable in light of the nature, quality and extent of the services provided by the Manager and other relevant factors.

Profitability

The Board reviewed detailed information regarding revenues PMC, the previous investment adviser to the Funds, and its affiliate PGI received under the Management Agreements and the estimated direct and indirect costs incurred in providing to each Fund the services described in the applicable Management Agreements for the year ended December 31, 2017. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisors (Columbus Circle Investors, Finisterre Capital LLP, Origin Asset Management LLP, Post Advisory Group, LLC, Principal Real Estate Investors LLC and Spectrum Asset Management, Inc.) and the aggregated return on revenue to PMC and its affiliates for the year ended December 31, 2017. The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability information presented by the Manager.

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint study that was received by the Board in March 2018 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The Board then reviewed the levels at which breakpoints occur, the incremental declines in management fees at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board also noted management’s explanation of efficiencies in the Manager’s cost structure. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

The Board noted that the Capital Securities Fund does not pay management fees, although shareholders pay a separately managed account-level fee that covers, among other things, the expenses of the Fund’s Subadvisor.

The Board also noted that the management fees for the Bond Market Index Fund and the International Equity Index Fund do not include breakpoints, but each such Fund has a relatively low basis point fee (25 basis points or less) on all Fund assets. Considering all relevant factors, including the level of the fee, the Board determined that no breakpoints were necessary at this time.

Subadvisory Fees, Economies of Scale and Profitability

For each Fund, the Board considered the subadvisory fees, noting that the Manager compensates each Subadvisor from its own management fee, so that shareholders pay only the management fee.

For each Fund, other than the Capital Securities Fund whose Subadvisor does not receive a subadvisory fee, the Board received certain information from Broadridge comparing each such Fund’s subadvisory fee at current asset levels and at theoretical asset levels to subadvisory fees of subadvised funds in the Expense Group and, if available, the Expense Universe. With regard to Origin Emerging Markets Fund, the Board accepted management’s proposal to amend the Subadvisory Agreement to reduce the subadvisory fee schedule for Origin Asset Management, LLP and, for each such Fund, the Board considered both the reduced subadvisory fee schedule and the pro forma ranking of the reduced subadvisory fee in concluding that the Subadvisory Agreement, as amended, should be renewed.

The Board considered whether there are economies of scale with respect to the subadvisory services provided to each subadvised Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees or whether the subadvisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the subadvisory fees and the factor of profitability, with respect to unaffiliated Subadvisors, the Board considered that the subadvisory fee rate was negotiated at arm’s length between the Manager and the Subadviser. The Board considered the profitability of the affiliated Subadvisors in conjunction with their review of the profitability of the Manager. On the basis of the information provided, the Board concluded that the subadvisory fees were reasonable.

Other Benefits to the Manager and Subadvisors

The Board also considered the character and amount of other incidental benefits received by each Subadvisor when evaluating the subadvisory fees. The Board considered as a part of this analysis each Subadvisor’s soft dollar practices and brokerage practices. The Board concluded that, on the basis of the information provided, the subadvisory fees were reasonable.

Overall Conclusions

Based upon all of the information it considered and the conclusions it reached, the Board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Principal Real Estate Investors, LLC Subadvisory Agreement

On December 11, 2018, the Board considered for the Diversified Real Asset Fund (the “Fund”) the approval of a sub-advisory agreement (the “Subadvisory Agreement”) between the Manager and Principal Real Estate Investors, LLC (the “Subadvisor”) with respect to a new commercial mortgage-backed security single asset, single borrower investment sleeve of the Fund.

The Board concluded that it was in the best interests of the Fund to approve the Subadvisory Agreement. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Subadvisory Agreement.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services expected to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, the investment approach of the Subadvisor, the experience and skills of the Subadvisor’s investment personnel who would be responsible for the day-to-day management of the Fund and the resources made available to such personnel. The Board noted that the Subadvisor currently provides subadvisory services for other PFI funds, and that the Board had reviewed and had approved for renewal those subadvisory agreements at its September 2018 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisors, that such program emphasizes the selection of Principal-affiliated subadvisors that are determined to be qualified under its due diligence process and that the Manager recommended the Subadvisor based upon that program.

Investment Performance

As the commercial mortgage-backed security single asset, single borrower investment sleeve is a new investment sleeve for the Fund, the Board did not review performance of the sleeve because no track record was available. However, the Board took note that the Subadvisor has managed real estate security strategies for other series of PFI, the performance of which is reviewed by the Board.

Fees, Economies of Scale and Profitability

The Board considered the proposed subadvisory fee, noting that the Manager compensates subadvisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreement. The Board concluded that, although the proposed subadvisory fee schedule does not include breakpoints, the subadvisory fee schedule is appropriate at currently anticipated asset levels. The Board considered the Subadvisor’s representation that it does not have any advisory clients with a lower fee for the specific mandate that it will manage for the Fund and the Manager’s statement that it found the proposed subadvisory fee schedule to be competitive. The Board also considered that the Subadvisor’s appointment is contingent upon the Fund’s shareholders approving the Subadvisory Agreement, which will involve the costs of holding a shareholder meeting. On the basis of the information provided, the Board concluded that the proposed subadvisory fee was reasonable.

Other Benefits

The Board also considered the character and amount of other fall-out benefits to be received by the Subadvisor. The Board noted that the Subadvisor does not intend to use soft dollars in this investment sleeve. The Board concluded that, on the basis of the information provided, the proposed subadvisory fee was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the SubadvisoryAgreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

Principal Real Estate Investors, LLC Amended and Restated Subadvisory Agreement

On December 11, 2018, the Board considered for Diversified Real Asset Fund (the “Fund”) the approval of an amended fee schedule under the subadvisory agreement (the “Subadvisory Agreement”) between Principal Global Investors, LLC (the “Manager”) and Principal Real Estate Investors, LLC (the “Subadvisor”) with respect to the global real estate investment sleeve of the Fund, which would result in a reduction of the subadvisory fee rate at all asset levels.

The Board reviewed materials received from the Manager regarding the proposed change in the subadvisory fee schedule. The Board considered the Manager’s representation that the change in the subadvisory fee schedule would not reduce the nature, quality, quantity or extent of the services provided by the Subadvisor to the Fund and that the Subadvisor’s obligations under the Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement other than to the fee schedule.

The Board considered that they had last approved the Subadvisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2018 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under the Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Subadvisory Agreement were reasonable and that approval of the Subadvisory Agreement was in the best interests of the Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended Subadvisory Agreement at this time and, accordingly, recommended to the Board of Directors the approval of the amended Subadvisory Agreement.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence

principalfunds.com

Investing involves risk, including possible loss of principal.

This shareholder report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.

Principal Funds are distributed by Principal Funds Distributor, Inc.

(c) 2019 Principal Financial Services, Inc. | FV675-09 | 02/2019 | 729325-022021

Due to size constraints, this filing is being made in two related submissions.  This submission is the first of the two related submissions.